UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Institutional Short-Term Bond Fund Institutional Plus Shares - VISTX

Vanguard Institutional Intermediate-Term Bond Fund Institutional Plus Shares - VIITX

Vanguard Core Bond Fund Investor Shares - VCORX

Vanguard Core Bond Fund Admiral™ Shares - VCOBX

Vanguard Core-Plus Bond Fund Investor Shares - VCPIX

Vanguard Core-Plus Bond Fund Admiral™ Shares - VCPAX

Vanguard Core Bond ETF ETF Shares - VCRB

Vanguard Core-Plus Bond ETF ETF Shares - VPLS

Vanguard Government Securities Active ETF ETF Shares - VGVT

Vanguard Multi-Sector Income Bond Fund Investor Shares - VMSIX

Vanguard Multi-Sector Income Bond Fund Admiral™ Shares - VMSAX

Vanguard Multi-Sector Income Bond ETF ETF Shares - VGMS

Vanguard Total Inflation-Protected Securities ETF ETF Shares - VTP

Vanguard Total Treasury ETF ETF Shares - VTG

Vanguard Institutional Short-Term Bond Fund
Institutional Plus Shares (VISTX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Institutional Short-Term Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6,697
Number of Portfolio Holdings	975
Portfolio Turnover Rate	72%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	39.4%
Corporate Bonds	30.7%
Sovereign Bonds	3.8%
U.S. Government and Agency Obligations	21.2%
Other Assets and Liabilities—Net	4.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR472

Vanguard Institutional Intermediate-Term Bond Fund
Institutional Plus Shares (VIITX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Institutional Intermediate-Term Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$30,639
Number of Portfolio Holdings	2,732
Portfolio Turnover Rate	76%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	24.1%
Corporate Bonds	29.8%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	41.9%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR465

Vanguard Core Bond Fund
Investor Shares (VCORX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$21,020
Number of Portfolio Holdings	3,367
Portfolio Turnover Rate	159%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	11.6%
Corporate Bonds	29.9%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	12.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	45.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1320

Vanguard Core Bond Fund
Admiral™ Shares (VCOBX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$21,020
Number of Portfolio Holdings	3,367
Portfolio Turnover Rate	159%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	11.6%
Corporate Bonds	29.9%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	12.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	45.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1520

Vanguard Core-Plus Bond Fund
Investor Shares (VCPIX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.30%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$926
Number of Portfolio Holdings	2,594
Portfolio Turnover Rate	170%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	32.3%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	19.5%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	34.2%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV001

Vanguard Core-Plus Bond Fund
Admiral™ Shares (VCPAX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.20%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$926
Number of Portfolio Holdings	2,594
Portfolio Turnover Rate	170%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	32.3%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	19.5%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	34.2%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV003

Vanguard Core Bond ETF
ETF Shares (VCRB) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Core Bond ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6,420
Number of Portfolio Holdings	3,263
Portfolio Turnover Rate	175%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	10.4%
Corporate Bonds	31.7%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	10.8%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	45.6%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV023

Vanguard Core-Plus Bond ETF
ETF Shares (VPLS) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.20%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$1,351
Number of Portfolio Holdings	2,741
Portfolio Turnover Rate	185%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	9.8%
Corporate Bonds	32.7%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	17.3%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	39.5%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV022

Vanguard Government Securities Active ETF
ETF Shares (VGVT) NYSE Arca
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Government Securities Active ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$45
Number of Portfolio Holdings	257
Portfolio Turnover Rate	113%
Distribution by Stated Maturity % of Net Asset (as of March 31, 2026)
0 - 5 Years	51.0%
5 - 10 Years	16.9%
10 - 15 Years	2.4%
15 - 20 Years	8.0%
20 - 25 Years	6.2%
Over 25 Years	14.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV050

Vanguard Multi-Sector Income Bond Fund
Investor Shares (VMSIX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.40%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$494
Number of Portfolio Holdings	1,359
Portfolio Turnover Rate	51%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	10.0%
Corporate Bonds	66.9%
Floating Rate Loan Interests	2.7%
Sovereign Bonds	13.4%
U.S. Government and Agency Obligations	5.5%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4181

Vanguard Multi-Sector Income Bond Fund
Admiral™ Shares (VMSAX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.30%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$494
Number of Portfolio Holdings	1,359
Portfolio Turnover Rate	51%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	10.0%
Corporate Bonds	66.9%
Floating Rate Loan Interests	2.7%
Sovereign Bonds	13.4%
U.S. Government and Agency Obligations	5.5%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5181

Vanguard Multi-Sector Income Bond ETF
ETF Shares (VGMS) Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15	0.30%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$202
Number of Portfolio Holdings	930
Portfolio Turnover Rate	51%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	9.6%
Corporate Bonds	70.7%
Floating Rate Loan Interests	2.1%
Sovereign Bonds	12.1%
U.S. Government and Agency Obligations	3.0%
Other Assets and Liabilities—Net	2.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV047

Vanguard Total Inflation-Protected Securities ETF
ETF Shares (VTP) NYSE Arca
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Total Inflation-Protected Securities ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.05%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$110
Number of Portfolio Holdings	49
Portfolio Turnover Rate	11%
Distribution by Stated Maturity % of Net Asset (as of March 31, 2026)
0 - 5 Years	50.5%
5 - 10 Years	34.8%
10 - 15 Years	1.5%
15 - 20 Years	5.2%
20 - 25 Years	3.1%
Over 25 Years	4.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV049

Vanguard Total Treasury ETF
ETF Shares (VTG) NYSE Arca
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Total Treasury ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$85
Number of Portfolio Holdings	283
Portfolio Turnover Rate	12%
Distribution by Stated Maturity % of Net Asset (as of March 31, 2026)
0 - 5 Years	55.9%
5 - 10 Years	22.6%
10 - 15 Years	1.5%
15 - 20 Years	7.7%
20 - 25 Years	3.7%
Over 25 Years	7.5%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV048

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard Institutional Short-Term Bond Fund

Contents
Financial Statements	1

Institutional Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (21.2%)
U.S. Government Securities (16.4%)
	United States Treasury Note/Bond	2.625%	5/31/2027	73,785	72,791
	United States Treasury Note/Bond	3.875%	5/31/2027	57,596	57,637
	United States Treasury Note/Bond	2.750%	7/31/2027	57,730	56,920
	United States Treasury Note/Bond	3.875%	7/31/2027	114,219	114,264
	United States Treasury Note/Bond	3.750%	8/15/2027	61,687	61,615
	United States Treasury Note/Bond	4.250%	1/15/2028	22,618	22,779
	United States Treasury Note/Bond	3.500%	1/31/2028	55,979	55,664
	United States Treasury Note/Bond	3.375%	2/29/2028	1,342	1,331
	United States Treasury Note/Bond	1.250%	3/31/2028	84,032	79,916
	United States Treasury Note/Bond	3.625%	3/31/2028	549	547
	United States Treasury Note/Bond	3.750%	4/15/2028	51,980	51,913
	United States Treasury Note/Bond	1.250%	4/30/2028	81,047	76,919
	United States Treasury Note/Bond	3.500%	4/30/2028	65,656	65,241
	United States Treasury Note/Bond	3.625%	5/31/2028	998	994
	United States Treasury Note/Bond	1.250%	6/30/2028	43,605	41,212
	United States Treasury Note/Bond	4.000%	6/30/2028	862	865
[1]	United States Treasury Note/Bond	3.875%	7/15/2028	85,478	85,588
	United States Treasury Note/Bond	4.125%	7/31/2028	663	668
	United States Treasury Note/Bond	3.625%	8/15/2028	15,000	14,937
	United States Treasury Note/Bond	3.500%	11/15/2028	62,054	61,560
	United States Treasury Note/Bond	4.375%	11/30/2028	29,528	29,936
	United States Treasury Note/Bond	4.250%	2/28/2029	2,130	2,154
	United States Treasury Note/Bond	4.250%	6/30/2029	1,104	1,117
	United States Treasury Note/Bond	3.625%	8/31/2029	27,248	27,039
	United States Treasury Note/Bond	4.125%	10/31/2029	766	772
	United States Treasury Note/Bond	3.500%	1/31/2030	31,000	30,571
	United States Treasury Note/Bond	4.250%	1/31/2030	1,110	1,124
	United States Treasury Note/Bond	4.000%	3/31/2030	604	606
	United States Treasury Note/Bond	4.000%	5/31/2030	915	918
	United States Treasury Note/Bond	3.875%	6/30/2030	13,900	13,881
	United States Treasury Note/Bond	3.625%	8/31/2030	20,877	20,620
	United States Treasury Note/Bond	3.625%	10/31/2030	462	456
	United States Treasury Note/Bond	3.625%	12/31/2030	256	252
	United States Treasury Note/Bond	3.750%	1/31/2031	45,862	45,477
					1,098,284
Conventional Mortgage-Backed Securities (4.8%)
[2,3]	Fannie Mae Pool	0.950%	12/1/2027	6,280	5,972
[2,3]	Fannie Mae Pool	1.080%	12/1/2027	9,108	8,681
[2,3]	Fannie Mae Pool	1.120%	12/1/2027	18,600	17,721
[2,3]	Fannie Mae Pool	1.230%	6/1/2028	570	536
[2,3]	Fannie Mae Pool	1.330%	3/1/2028–10/1/2028	46,670	44,216
[2,3]	Fannie Mae Pool	1.340%	12/1/2028	860	796
[2,3]	Fannie Mae Pool	1.385%	10/1/2028	3,770	3,527
[2,3]	Fannie Mae Pool	1.400%	10/1/2028	5,660	5,298
[2,3]	Fannie Mae Pool	1.455%	10/1/2028	2,561	2,405
[2,3]	Fannie Mae Pool	1.470%	10/1/2028	9,430	8,851
[2,3]	Fannie Mae Pool	1.530%	5/1/2027	5,605	5,456
[2,3]	Fannie Mae Pool	1.540%	5/1/2028	4,075	3,866
[2,3]	Fannie Mae Pool	2.360%	9/1/2028	2,267	2,177
[2,3]	Fannie Mae Pool	2.420%	8/1/2028	6,231	5,999
[2,3]	Fannie Mae Pool	2.510%	4/1/2029	746	713
[2,3]	Fannie Mae Pool	2.550%	9/1/2028	3,990	3,859
[2,3]	Fannie Mae Pool	2.680%	6/1/2028	17,200	16,720
[2,3]	Fannie Mae Pool	2.870%	7/1/2027	19,150	18,880
[2,3]	Fannie Mae Pool	2.920%	8/1/2032	1,190	1,143
[2,3]	Fannie Mae Pool	2.930%	10/1/2027	8,760	8,618
[2,3]	Fannie Mae Pool	2.965%	1/1/2028	2,110	2,071
[2,3]	Fannie Mae Pool	2.970%	12/1/2027	3,467	3,410
[2,3]	Fannie Mae Pool	2.990%	12/1/2027	1,238	1,215
1

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Fannie Mae Pool	3.000%	5/1/2027–10/1/2027	5,017	4,956
[2,3]	Fannie Mae Pool	3.010%	8/1/2027	12,771	12,603
[2,3]	Fannie Mae Pool	3.020%	3/1/2028	507	497
[2,3]	Fannie Mae Pool	3.030%	12/1/2027	23,344	22,953
[2,3]	Fannie Mae Pool	3.080%	5/1/2029	1,870	1,814
[2,3]	Fannie Mae Pool	3.120%	1/1/2029	4,364	4,259
[2,3]	Fannie Mae Pool	3.140%	6/1/2029	1,316	1,276
[2,3]	Fannie Mae Pool	3.150%	6/1/2029	800	776
[2,3]	Fannie Mae Pool	3.190%	5/1/2029	4,117	4,004
[2,3]	Fannie Mae Pool	3.220%	4/1/2028	4,171	4,096
[2,3]	Fannie Mae Pool	3.290%	4/1/2027	1,039	1,031
[2,3]	Fannie Mae Pool	3.420%	5/1/2028	722	711
[2,3]	Fannie Mae Pool	3.440%	5/1/2028	1,359	1,341
[2,3]	Fannie Mae Pool	3.470%	3/1/2029	4,829	4,741
[2,3]	Fannie Mae Pool	3.480%	3/1/2029	1,765	1,734
[2,3]	Fannie Mae Pool	3.485%	4/1/2028	750	741
[2,3]	Fannie Mae Pool	3.590%	2/1/2029	1,151	1,134
[2,3]	Fannie Mae Pool	3.680%	6/1/2028	1,679	1,666
[2,3]	Fannie Mae Pool	3.788%	7/1/2028	10,703	10,632
[2,3]	Fannie Mae Pool	3.910%	1/1/2029	1,840	1,834
[2,3]	Fannie Mae Pool	4.035%	2/1/2028	7,499	7,474
[2,3]	Fannie Mae Pool	4.100%	3/1/2028	3,600	3,602
[2,3]	Fannie Mae Pool	4.560%	6/1/2028	12,175	12,256
[2,3]	Fannie Mae Pool	4.650%	2/1/2029	19,220	19,503
[2,3]	Freddie Mac Gold Pool	1.050%	10/1/2027	14,800	14,149
[2,3]	Freddie Mac Gold Pool	1.180%	5/1/2027	4,251	4,120
[2,3]	Freddie Mac Gold Pool	1.650%	9/1/2028	1,200	1,132
[2,3]	Freddie Mac Gold Pool	4.320%	11/1/2028	5,757	5,775
[2,3]	UMBS Pool	2.500%	12/1/2031	26	25
[2,3]	UMBS Pool	3.000%	11/1/2032–3/1/2033	203	199
[2,3]	UMBS Pool	4.000%	2/1/2034–3/1/2034	95	95
					323,259
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3]	Fannie Mae REMICS	3.000%	2/25/2047–3/25/2048	90	86
[2,3]	Freddie Mac REMICS	3.000%	10/25/2048	27	25
					111
Total U.S. Government and Agency Obligations (Cost $1,426,218)					1,421,654
Asset-Backed/Commercial Mortgage-Backed Securities (39.4%)
[2,4]	Affirm Asset Securitization Trust Series 2025-X2	4.560%	10/15/2030	580	580
[2,4]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	19,620	19,535
[2,4]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	410	407
[2,4]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	16,470	16,404
[2,4]	Affirm Master Trust Series 2026-1A	4.570%	2/15/2034	1,000	996
[2,4]	Affirm Master Trust Series 2026-2A	4.670%	4/16/2035	12,460	12,459
[2,4]	Affirm Master Trust Series 2026-2A	5.070%	4/16/2035	2,310	2,310
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	2,900	2,935
[2]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	2,380	2,406
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	3,720	3,715
[2]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	5,490	5,468
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/2032	791	802
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	178	181
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	1,444	1,453
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	6,742	6,752
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	916	917
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.305%	9/15/2033	7,597	7,599
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.501%	9/15/2033	1,503	1,505
[2,4]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.510%	2/18/2031	790	783
[2,4]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	290	288
[2,4]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/2029	3,350	3,367
[2,4]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	1,890	1,899
[2,4]	AmeriCredit Automobile Receivables Trust Series 2025-1	4.210%	10/18/2030	1,470	1,463
[2,4]	AmeriCredit Automobile Receivables Trust Series 2026-1	4.280%	11/18/2032	2,310	2,297
[2,4]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	7,170	6,999
[2,4]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	8,010	7,627
[2,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	5,210	5,095
[2,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	1,070	1,031
[2]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2031	2,520	2,366
[2,4]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	3,700	3,752
2

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	3,370	3,386
[2,4]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	2,220	2,235
[2,4]	ARI Fleet Lease Trust Series 2026-A	3.960%	11/15/2034	5,240	5,222
[2,4]	ARI Fleet Lease Trust Series 2026-A	4.090%	11/15/2034	1,010	1,005
[2,4]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	2,810	2,832
[2,4]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	1,040	1,050
[2,4]	AutoNation Finance Trust Series 2026-1A	4.180%	6/11/2031	6,200	6,173
[2,4]	AutoNation Finance Trust Series 2026-1A	4.420%	6/11/2031	1,660	1,650
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/2029	1,910	1,921
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	5,310	5,375
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	4,500	4,582
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	12,430	12,889
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	7,650	7,818
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	6,180	6,282
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	2,440	2,457
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	4,110	4,074
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	4,280	4,226
[2]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	106	106
[2,4,5]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.818%	10/20/2036	1,190	1,187
[2]	BANK Series 2017-BNK6	3.254%	7/15/2060	387	382
[2]	BANK Series 2017-BNK6	3.518%	7/15/2060	420	416
[2]	BANK Series 2017-BNK7	3.435%	9/15/2060	280	276
[2]	BANK Series 2017-BNK8	3.488%	11/15/2050	1,280	1,249
[2]	BANK Series 2018-BNK10	3.641%	2/15/2061	127	127
[2]	BANK Series 2018-BNK15	4.407%	11/15/2061	220	219
[2]	BANK Series 2019-BNK16	4.005%	2/15/2052	1,040	1,022
[2]	BANK Series 2019-BNK23	2.920%	12/15/2052	1,090	1,027
[2]	BANK Series 2019-BNK24	2.960%	11/15/2062	2,020	1,904
[2]	BANK Series 2020-BNK30	1.673%	12/15/2053	647	614
[2]	BANK Series 2021-BNK35	2.067%	6/15/2064	6,000	5,644
[2]	BANK Series 2022-BNK40	3.389%	3/15/2064	2,100	2,031
[2]	BANK Series 2024-5YR7	5.769%	6/15/2057	5,230	5,393
[2,4]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	5,590	5,667
[2,4]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	3,750	3,797
[2,4]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	1,700	1,707
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	1,620	1,570
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	460	436
[2,4]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	1,620	1,615
[2,4]	Barings Equipment Finance LLC Series 2026-A	4.080%	7/13/2033	43	43
[2,4]	Barings Equipment Finance LLC Series 2026-A	4.240%	11/13/2045	2,740	2,719
[2,4,5]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.698%	4/20/2034	1,020	1,018
[2]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	1,390	1,342
[2]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/2055	168	168
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	6,000	6,197
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	140	145
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	4,340	4,417
[2]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	980	1,000
[2]	BBCMS Trust Series 2021-C10	2.268%	7/15/2054	7,740	7,312
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	1,500	1,480
[2]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/2053	32	32
[2]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/2053	899	851
[2]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/2053	554	528
[2]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/2054	6,000	5,606
[2]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/2054	906	849
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	1,300	1,342
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	1,110	1,130
[2,4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	1,420	1,419
[2,4]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	1,660	1,647
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	1,630	1,670
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	1,480	1,551
[2]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	1,440	1,482
[2]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	3,480	3,515
[2]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/2031	5,960	6,039
[2]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.300%	8/15/2031	1,320	1,317
[2]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.250%	11/17/2031	1,700	1,692
[2,4]	BX Trust Series 2019-OC11	3.202%	12/9/2041	2,250	2,124
[2,4]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	2,990	3,006
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	9,940	9,982
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	12,700	12,911
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	9,680	9,730
3

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,790	1,805
[2,4,5]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	9,990	9,973
[2]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/2029	650	654
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	3,280	3,307
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	8,230	8,329
[2]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	12,300	12,585
[2]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	1,650	1,669
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	7,100	7,137
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	3,050	3,079
[2]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	280	283
[2]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	15,670	15,777
[2]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	720	728
[2]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	650	659
[2]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	5,080	5,105
[2]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	1,070	1,078
[2]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	7,190	7,125
[2]	CarMax Auto Owner Trust Series 2025-4	4.420%	7/15/2031	900	899
[2]	CarMax Auto Owner Trust Series 2026-1	4.180%	3/15/2032	6,810	6,786
[2]	CarMax Auto Owner Trust Series 2026-1	4.300%	3/15/2032	1,350	1,342
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	1,168	1,164
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	6,124	6,142
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	7,070	7,118
[2]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	63	63
[2,4]	CCG Receivables Trust Series 2025-1	4.480%	10/14/2032	3,056	3,066
[2]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	540	532
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	4,708	4,612
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	250	244
[2,4]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	2,280	2,296
[2,4]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	3,990	4,039
[2,4]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/2029	10,060	10,259
[2,4]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	840	858
[2,4]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/2029	8,120	8,235
[2,4]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	7,770	7,865
[2,4]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	510	518
[2,4]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	5,810	5,833
[2,4]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	660	661
[2,4]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	450	447
[2,4]	CIFC Funding Ltd. Series 2023-2A	4.792%	1/21/2037	1,480	1,476
[2,4]	CIFC Funding Ltd. Series 2025-6A	5.110%	10/23/2038	350	350
[2]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	128	128
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	590	581
[2]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	800	790
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	960	950
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	3,170	3,000
[2,4]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	2,690	2,715
[2,4]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	10,310	10,451
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	3,090	3,112
[2]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	3,840	3,889
[2]	CNH Equipment Trust Series 2026-A	4.000%	5/15/2031	15,000	14,932
[2]	CNH Equipment Trust Series 2026-A	4.140%	7/15/2033	6,940	6,893
[2]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	130	123
[2,4]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	9,810	9,728
[2,4]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	2,320	2,272
[2,4,5]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	681	681
[2,4,5]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	4,419	4,412
[2,4,5]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.112%	3/25/2045	6,908	6,921
[2,4,5]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.662%	5/25/2045	753	754
[2,4,5]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	1,581	1,580
[2,4,5]	Connecticut Avenue Securities Trust Series 2026-R01, SOFR30A + 0.850%	4.512%	1/25/2046	2,969	2,950
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	900	895
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	1,240	1,224
[2]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	210	199
[2]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	26	27
[2]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	740	728
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	2,010	1,797
[2,4]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/2030	4,500	4,516
[2,4]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/2031	2,710	2,723
[2,4]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	280	283
[2,4]	Dell Equipment Finance Trust Series 2025-2	4.120%	3/24/2031	4,990	4,978
[2,4]	Dell Equipment Finance Trust Series 2025-2	4.340%	3/24/2031	200	199
4

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	4,240	4,319
[2,4]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	4,870	4,920
[2,4]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	2,380	2,413
[2,4]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	3,250	3,300
[2,4]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	8,690	8,734
[2,4]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	6,410	6,464
[2,4]	DLLMT LLC Series 2026-1A	4.200%	12/20/2029	2,560	2,554
[2,4]	DLLMT LLC Series 2026-1A	4.360%	9/20/2033	2,030	2,028
[2,4]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	1,480	1,490
[2]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/2032	13,680	13,743
[2]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/2032	5,770	5,815
[2]	Drive Auto Receivables Trust Series 2025-2	4.140%	9/15/2032	23,130	23,043
[2]	Drive Auto Receivables Trust Series 2025-2	4.390%	9/15/2032	4,170	4,151
[2,4,5]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	470	469
[2,4,5]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	1,410	1,409
[2,4]	Durst Commercial Mortgage Trust Series 2025-151	4.802%	8/10/2042	1,020	1,029
[2,4,5]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	4.576%	10/25/2056	144	144
[2,4,5]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.892%	10/15/2038	2,110	2,109
[2,4]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	3,710	3,741
[2,4]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	2,660	2,699
[2,4]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	5,130	5,159
[2,4]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	5,230	5,275
[2,4]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	2,860	2,885
[2,4]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	4,000	4,064
[2,4]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	5,820	5,836
[2,4]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	6,210	6,249
[2,4]	Enterprise Fleet Financing LLC Series 2025-3	4.460%	9/20/2029	7,840	7,871
[2,4]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	11,090	11,195
[2,4]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	2,620	2,603
[2,4]	Enterprise Fleet Financing LLC Series 2026-1	4.120%	3/20/2030	12,500	12,423
[2,4]	Enterprise Fleet Financing LLC Series 2026-1	4.290%	9/20/2032	8,200	8,141
[2]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	1,420	1,415
[2]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	1,820	1,808
[2]	Exeter Automobile Receivables Trust Series 2026-2A	4.660%	1/15/2031	960	961
[2]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	250	251
[2]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	390	389
[2,3]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	2,489	2,463
[2,3]	Fannie Mae-Aces Series 2017-M12	3.073%	6/25/2027	3,591	3,551
[2,3]	Fannie Mae-Aces Series 2017-M14	2.785%	11/25/2027	522	511
[2,3]	Fannie Mae-Aces Series 2017-M15	2.966%	9/25/2027	5,474	5,408
[2,3]	Fannie Mae-Aces Series 2017-M15	3.163%	11/25/2027	8,132	8,042
[2,3]	Fannie Mae-Aces Series 2018-M4	3.067%	3/25/2028	5,384	5,290
[2,3]	Fannie Mae-Aces Series 2018-M8	3.312%	6/25/2028	9,250	9,110
[2,3]	Fannie Mae-Aces Series 2018-M10	3.368%	7/25/2028	6,703	6,604
[2,3]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	11,495	11,240
[2,3]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	2,968	2,861
[2,3]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	1,303	1,239
[2,3]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	1,574	1,496
[2,3]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	1,779	1,676
[2,4]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	2,510	2,542
[2,4]	FCCU Auto Receivables Trust Series 2026-1A	4.320%	3/15/2032	4,870	4,816
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	3,514	3,505
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	2,195	2,169
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	35,109	34,435
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	10,462	10,131
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	8,050	8,175
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K544	4.266%	7/25/2030	77	77
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K545	4.290%	7/25/2030	58	58
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	5,518	5,244
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	14,598	13,805
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.279%	10/25/2030	4,148	4,062
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	13,000	13,157
[2,4]	First Investors Auto Owner Trust Series 2025-1A	4.390%	1/15/2031	1,000	996
[2,4,6]	First Investors Auto Owner Trust Series 2026-1A	4.500%	5/15/2031	14,940	14,939
[2,4,6]	First Investors Auto Owner Trust Series 2026-1A	4.810%	7/15/2032	2,290	2,290
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	13,740	13,912
[2]	First National Master Note Trust Series 2025-1	4.850%	2/15/2030	12,710	12,867
[2]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	300	305
[2,4]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	1,770	1,767
[2]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	4,470	4,505
5

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	4,170	4,205
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	570	575
[2]	Ford Credit Auto Lease Trust Series 2025-B	4.520%	8/15/2029	690	692
[2]	Ford Credit Auto Lease Trust Series 2026-A	4.080%	2/15/2030	6,920	6,889
[2]	Ford Credit Auto Lease Trust Series 2026-A	4.200%	2/15/2030	1,720	1,711
[2,4]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	10,580	10,690
[2,4]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	9,010	9,211
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	4,850	4,894
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	9,440	9,603
[2,4]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/2036	35,080	35,588
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	4,700	4,761
[2]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	8,630	8,745
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	3,120	3,149
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	2,730	2,758
[2,4]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	48,913	49,768
[2,4]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	2,500	2,542
[2,4]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	2,090	2,094
[2]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	2,390	2,416
[2]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	2,070	2,054
[2,4]	Ford Credit Auto Owner Trust Series 2026-1	4.320%	8/15/2038	34,600	34,337
[2,4]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	5,540	5,500
[2]	Ford Credit Auto Owner Trust Series 2026-A	4.160%	4/15/2032	9,290	9,245
[2]	Ford Credit Auto Owner Trust Series 2026-A	4.340%	4/15/2032	1,370	1,363
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/2029	12,110	12,250
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	14,100	14,098
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	37,184	37,425
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,270	1,277
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.330%	9/15/2030	2,170	2,157
[2,3,4,5]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	1,070	1,070
[2,4]	GGP Trust Series 2026-TY	4.670%	3/5/2043	3,300	3,260
[2,4]	GLS Auto Receivables Issuer Trust Series 2025-3A	4.570%	1/15/2030	1,890	1,893
[2,4]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	2,390	2,392
[2,4]	GLS Auto Receivables Issuer Trust Series 2026-1A	4.220%	8/17/2030	4,740	4,706
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	5,620	5,661
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	1,390	1,400
[2]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	1,840	1,855
[2]	GM Financial Automobile Leasing Trust Series 2025-3	4.410%	8/20/2029	800	800
[2]	GM Financial Automobile Leasing Trust Series 2026-1	3.980%	1/22/2030	4,200	4,185
[2]	GM Financial Automobile Leasing Trust Series 2026-1	4.120%	1/22/2030	1,040	1,034
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	6,970	7,053
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	3,040	3,068
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	7,310	7,413
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	6,420	6,444
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	3,830	3,871
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	230	233
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	330	332
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	190	190
[2]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	2,330	2,308
[2,4]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	15,710	15,983
[2,4]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	17,210	17,803
[2,4]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	6,320	6,437
[2,4]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	370	372
[2,4]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	860	874
[2,4]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	10,480	10,706
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/2029	17,420	17,572
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	9,950	10,138
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	2,320	2,329
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/2029	28,220	28,428
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	2,450	2,469
[2,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	640	643
[2,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	1,020	1,026
[2,4,7]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	2,620	2,620
[2,4,6]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	3,310	3,310
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	3,420	3,434
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	5,710	5,695
[2,4]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/2029	6,488	6,518
[2]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	250	248
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	500	472
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	5,925	5,430
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	270	246
6

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	1,360	1,193
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	7,010	7,111
[2]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	3,960	4,000
[2,4]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	4,640	4,626
[2,4]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	5,430	5,426
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	12,180	12,334
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	14,840	15,052
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	2,160	2,167
[2,4]	HPEFS Equipment Trust Series 2025-1A	4.510%	9/20/2032	640	640
[2,4]	HPEFS Equipment Trust Series 2025-2A	4.210%	11/22/2032	520	517
[2,4]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	4,690	4,729
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	3,700	3,734
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	800	808
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/2029	2,940	2,959
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	1,560	1,571
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-C	4.570%	11/15/2029	1,880	1,887
[2,4]	Hyundai Auto Lease Securitization Trust Series 2026-A	4.010%	12/17/2029	5,840	5,810
[2,4]	Hyundai Auto Lease Securitization Trust Series 2026-A	4.160%	5/15/2030	3,030	3,014
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	3,480	3,521
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	6,980	7,112
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	4,840	4,896
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	4,970	4,992
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	600	604
[2]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	77	77
[2]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	850	857
[2]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	1,140	1,132
[2]	Hyundai Auto Receivables Trust Series 2026-A	4.100%	12/15/2032	3,170	3,131
[2,4]	Hyundai Floorplan Master Owner Trust Series 2025-1A	4.010%	10/15/2030	11,630	11,541
[2,4]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.554%	11/5/2037	640	638
[2]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	3,480	3,495
[2]	John Deere Owner Trust Series 2026-A	4.040%	2/15/2033	10,000	9,948
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	900	894
[2,4]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	3,450	3,487
[2,4]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	4,460	4,513
[2,4]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	2,310	2,328
[2,4]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	3,540	3,578
[2,4]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	490	498
[2,4]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	2,190	2,202
[2,4]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	3,910	3,936
[2,4]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	1,330	1,345
[2,4]	LAD Auto Receivables Trust Series 2025-2A	4.250%	1/15/2030	8,850	8,853
[2,4]	LAD Auto Receivables Trust Series 2025-2A	4.360%	7/15/2030	3,950	3,951
[2,4]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	1,480	1,481
[2,4]	LAD Auto Receivables Trust Series 2025-3A	4.170%	8/15/2031	4,630	4,589
[2,4]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	520	516
[2,4]	LAD Auto Receivables Trust Series 2026-1A	4.050%	12/15/2031	10,500	10,394
[2,4]	LAD Auto Receivables Trust Series 2026-1A	4.220%	2/15/2033	1,320	1,303
[2,4]	LBTY Commercial Mortgage Trust Series 2026-225L	4.593%	2/10/2043	1,950	1,925
[2,4]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	1,630	1,627
[2,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	5,010	5,091
[2,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/2032	5,545	5,597
[2,4]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	6,150	6,196
[2,4]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	3,570	3,620
[2,4]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	9,389	9,283
[2,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	5,200	5,236
[2,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	1,970	1,988
[2,4]	Magnetite XXXI Ltd. Series 2021-31A	4.672%	7/15/2034	2,630	2,626
[2]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	53	54
[2,4]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/2027	2,359	2,348
[2,4]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	4,140	4,179
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	460	454
[2]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	61	60
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	350	349
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,682	1,655
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	1,070	1,014
[2,4]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	6,503	6,515
[2,4]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	5,102	5,075
[2,4]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	5,240	5,181
[2,4,5]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.372%	3/15/2072	943	948
[2,4]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	3,070	3,073
7

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	4,640	4,580
[2,4,5]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	12,832	12,882
[2,4]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	15,490	15,545
[2,4]	NextGear Floorplan Master Owner Trust Series 2025-2A	4.230%	10/15/2030	15,770	15,697
[2,4]	NextGear Floorplan Master Owner Trust Series 2026-1A	4.070%	2/18/2031	19,900	19,707
[2]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	5,130	5,171
[2]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	660	665
[2]	Nissan Auto Lease Trust Series 2025-B	4.560%	7/16/2029	1,480	1,477
[2]	Nissan Auto Lease Trust Series 2026-A	3.940%	2/15/2030	6,900	6,844
[2]	Nissan Auto Lease Trust Series 2026-A	4.140%	2/15/2030	4,880	4,823
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	8,390	8,433
[2]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	12,840	13,023
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	2,240	2,246
[2]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	600	605
[2,4]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	500	498
[2,4]	OCP Aegis CLO Ltd. Series 2024-39A	4.762%	4/16/2038	1,320	1,315
[2,4]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	2,010	2,008
[2,4,5]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.742%	10/15/2034	1,640	1,637
[2,4]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	26,800	26,855
[2,4]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	1,310	1,314
[2,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.030%	7/15/2030	3,950	3,940
[2,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.190%	5/15/2031	2,050	2,043
[2,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	270	268
[2,4]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	20,760	20,885
[2,4]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	10,280	10,393
[2,4]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	11,820	11,925
[2,4]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	5,790	5,798
[2,4]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	11,740	11,731
[2,4]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/2031	7,430	7,509
[2,4]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	3,580	3,590
[2,4]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/2030	3,030	3,057
[2,4]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	3,852	3,796
[2,4]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	3,686	3,670
[2,4]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	5,042	4,857
[2,4]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	4,380	4,200
[2,4]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	7,077	6,702
[2,4]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	10,537	9,995
[2,4]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	9,850	9,300
[2,4]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	5,383	5,123
[2,4]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	570	543
[2,4]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,534	2,388
[2,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	8,400	7,942
[2,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	1,310	1,219
[2,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	1,950	1,882
[2,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	3,580	3,381
[2,4]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	310	311
[2,4]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	400	399
[2,4]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	740	735
[2,4,6,7]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	3,140	3,140
[2,4]	RR 41 Ltd. Series 2025-41A	5.214%	10/15/2040	1,290	1,289
[2,4]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	2,200	2,196
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	565	571
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/2033	400	402
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	212	213
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	517	517
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	290	291
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	2,270	2,290
[2]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/2031	8,800	8,837
[2]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/2031	5,110	5,143
[2]	Santander Drive Auto Receivables Trust Series 2025-3	4.490%	9/15/2031	3,170	3,178
[2]	Santander Drive Auto Receivables Trust Series 2025-4	4.270%	1/15/2032	1,420	1,414
[2]	Santander Drive Auto Receivables Trust Series 2026-1	4.070%	4/15/2032	4,390	4,344
[2,4]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	2,560	2,578
[2,4]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	1,870	1,901
[2,4]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	2,200	2,227
[2,4]	SCCU Auto Receivables Trust Series 2025-1A	4.570%	1/15/2031	6,600	6,622
[2,4]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	1,240	1,245
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	3,040	3,069
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	2,660	2,705
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	5,780	5,809
8

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/2030	4,310	4,338
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	3,110	3,137
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	290	293
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/2031	10,370	10,398
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	550	552
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.210%	9/22/2031	14,220	14,133
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	1,850	1,842
[2,4]	SFS Auto Receivables Securitization Trust Series 2026-1A	3.960%	7/21/2031	13,860	13,743
[2,4]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.070%	1/20/2032	9,000	8,885
[2,4]	SFS Auto Receivables Securitization Trust Series 2026-1X	4.270%	6/21/2032	4,610	4,537
[2,4]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	1,000	889
[2,4]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	4	4
[2,4]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	108	107
[2,4]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	238	237
[2,4]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	7,080	6,989
[2,4]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	1,540	1,535
[2,4]	SoFi Consumer Loan Program Trust Series 2026-1	4.440%	12/26/2035	1,250	1,242
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	12,760	12,808
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	3,540	3,556
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	880	883
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.290%	6/20/2029	4,230	4,230
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.470%	7/20/2029	780	777
[2]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	32,230	32,557
[2]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	22,300	22,435
[2]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	5,710	5,766
[2]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	23,980	23,888
[2,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/2028	26	26
[2,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	4,120	4,174
[2,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.270%	11/20/2028	11,760	11,766
[2,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.370%	5/21/2029	2,940	2,942
[2,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	1,200	1,202
[2,4]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	11,540	11,626
[2,4]	T-Mobile US Trust Series 2025-2A	4.340%	4/22/2030	13,201	13,220
[2,4]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/2036	5,940	6,030
[2,4]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	2,610	2,680
[2,4]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/2038	33,770	34,037
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	17,330	17,420
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	3,120	3,155
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	2,910	2,937
[2]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	3,910	3,981
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,190	2,202
[2]	Toyota Auto Receivables Owner Trust Series 2026-A	3.970%	7/15/2031	20,000	19,836
[2,4]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	5,020	5,061
[2,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	12,150	12,168
[2,4]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	5,646	5,532
[2,4]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	3,482	3,468
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,685	1,663
[2,4]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	1,910	1,931
[2,4]	USAA Auto Owner Trust Series 2025-A	4.010%	11/15/2030	3,690	3,673
[2,4]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	3,950	3,995
[2,4]	Verizon Master Trust Series 2024-2	4.830%	12/22/2031	24,290	24,637
[2]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	1,350	1,365
[2,4]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	7,520	7,668
[2]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	70	71
[2]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	7,600	7,677
[2,4]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	31,560	32,195
[2]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	10,100	10,145
[2]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	3,120	3,135
[2,4]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	4,600	4,660
[2,4]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	1,810	1,835
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	36,690	36,935
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	2,380	2,405
[2,4]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/2029	6,340	6,366
[2,4]	Volvo Financial Equipment LLC Series 2025-2A	4.060%	6/15/2033	4,100	4,068
[2,4]	Volvo Financial Equipment LLC Series 2026-1A	4.040%	1/17/2033	2,520	2,497
[2,4,5]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.798%	10/20/2036	1,200	1,198
[2,4,5]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.898%	10/20/2038	860	859
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	520	513
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/2050	185	182
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	600	593
9

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	1,685	1,661
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	1,430	1,408
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	870	863
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	235	233
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	850	848
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/2052	137	137
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	250	249
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/2053	1,315	1,252
[2,4]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	1,210	1,198
[2,4]	Westlake Automobile Receivables Trust Series 2025-2A	4.510%	5/15/2029	4,030	4,042
[2,4]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	1,100	1,105
[2,4]	Westlake Automobile Receivables Trust Series 2025-3A	4.280%	7/15/2031	2,520	2,516
[2,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.200%	5/15/2031	4,120	4,101
[2,4]	Westlake Automobile Receivables Trust Series 2026-P1	4.010%	3/17/2031	5,680	5,637
[2,4]	Westlake Automobile Receivables Trust Series 2026-P1	4.280%	4/15/2031	1,160	1,151
[2]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/2030	74	75
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	5,610	5,635
[2]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	3,060	3,098
[2]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	6,230	6,367
[2]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	7,390	7,470
[2]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	8,920	9,065
[2]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	6,720	6,804
[2]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	720	733
[2]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	4,760	4,791
[2]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	1,500	1,499
[2]	World Omni Auto Receivables Trust Series 2026-A	4.160%	3/15/2032	3,320	3,283
[2]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	190	192
[2]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	3,530	3,545
[2]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	7,180	7,141
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,629,150)					2,641,976
Corporate Bonds (30.7%)
Communications (0.6%)
	Airbnb Inc.	4.400%	3/16/2029	2,000	1,997
	Alphabet Inc.	3.875%	11/15/2028	66	66
	Alphabet Inc.	4.100%	11/15/2030	65	64
	AT&T Inc.	1.650%	2/1/2028	92	88
	Meta Platforms Inc.	4.200%	11/15/2030	7,467	7,390
[4]	NTT Finance Corp.	4.567%	7/16/2027	1,397	1,400
[4]	NTT Finance Corp.	4.620%	7/16/2028	3,498	3,507
[4]	Orange SA	4.000%	1/13/2029	13,000	12,866
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	10,000	10,087
					37,465
Consumer Discretionary (1.9%)
	Amazon.com Inc.	4.000%	3/13/2029	11,550	11,489
	Amazon.com Inc.	4.250%	3/13/2031	34	33
	American Honda Finance Corp.	4.550%	7/9/2027	13,430	13,439
[2]	American Honda Finance Corp.	4.450%	10/22/2027	3,125	3,122
	American Honda Finance Corp.	4.150%	1/8/2029	9,905	9,780
	American Honda Finance Corp.	4.450%	1/8/2031	5,000	4,902
	AutoZone Inc.	4.500%	2/1/2028	15,000	15,037
[4]	BMW US Capital LLC	4.900%	4/2/2027	11,305	11,367
[4]	BMW US Capital LLC	4.600%	8/13/2027	6,315	6,333
	eBay Inc.	4.250%	3/6/2029	3,210	3,195
	General Motors Co.	4.200%	10/1/2027	1,590	1,582
	General Motors Co.	6.800%	10/1/2027	795	818
	General Motors Financial Co. Inc.	2.700%	8/20/2027	530	517
[4]	Hyundai Capital America	4.300%	9/24/2027	76	76
	Lowe's Cos. Inc.	1.700%	9/15/2028	10,000	9,398
	Lowe's Cos. Inc.	4.000%	10/15/2028	630	625
	Marriott International Inc.	5.000%	10/15/2027	2,090	2,109
[4]	Stellantis Finance US Inc.	5.350%	3/17/2028	4,000	4,025
[4]	Stellantis Finance US Inc.	5.750%	3/18/2030	10,000	9,953
[4]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	2,700	2,684
[2,8]	Toyota Finance Australia Ltd.	4.450%	4/6/2026	8,660	5,975
[2]	Toyota Motor Credit Corp.	4.200%	1/10/2031	10,095	9,949
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	1,530	1,526
					127,934
10

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Staples (1.5%)
	Altria Group Inc.	4.875%	2/4/2028	5,475	5,523
	Altria Group Inc.	4.800%	2/14/2029	3,425	3,452
	BAT Capital Corp.	3.557%	8/15/2027	13,760	13,610
	BAT Capital Corp.	2.259%	3/25/2028	1,160	1,114
	Haleon US Capital LLC	3.375%	3/24/2029	12,000	11,670
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	4,200	4,203
[4]	Mars Inc.	4.600%	3/1/2028	38,343	38,565
	McCormick & Co. Inc.	4.150%	2/15/2029	1,895	1,876
	Philip Morris International Inc.	3.875%	10/27/2028	2,260	2,240
	Sysco Corp.	2.400%	2/15/2030	5,000	4,581
	Tyson Foods Inc.	3.550%	6/2/2027	10,770	10,669
	Tyson Foods Inc.	4.350%	3/1/2029	5,000	4,986
					102,489
Energy (1.5%)
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	14,145	14,223
	Diamondback Energy Inc.	5.200%	4/18/2027	1,590	1,603
	Enbridge Inc.	6.000%	11/15/2028	3,000	3,115
	Enbridge Inc.	5.300%	4/5/2029	10,000	10,212
	Energy Transfer LP	4.000%	10/1/2027	755	750
	Energy Transfer LP	4.950%	5/15/2028	8,000	8,070
	Energy Transfer LP	5.200%	4/1/2030	2,750	2,812
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	5,085	4,947
[2]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	514	455
	ONEOK Inc.	4.000%	7/13/2027	5,000	4,971
	ONEOK Inc.	4.250%	9/24/2027	850	848
	ONEOK Inc.	5.650%	11/1/2028	5,060	5,195
[2]	Petronas Capital Ltd.	4.950%	1/3/2031	12,650	12,907
[2]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	2,386	2,286
[2]	SA Global Sukuk Ltd.	1.602%	6/17/2026	8,940	8,880
[2]	SA Global Sukuk Ltd.	4.125%	9/17/2030	5,100	4,914
	Targa Resources Corp.	6.150%	3/1/2029	5,000	5,212
	Williams Cos. Inc.	3.750%	6/15/2027	1,235	1,226
	Williams Cos. Inc.	5.300%	8/15/2028	10,120	10,328
					102,954
Financials (18.7%)
	AerCap Ireland Capital DAC	4.625%	10/15/2027	1,450	1,452
	AerCap Ireland Capital DAC	4.875%	4/1/2028	2,400	2,418
	AerCap Ireland Capital DAC	4.125%	2/28/2029	7,730	7,625
	Air Lease Corp.	2.200%	1/15/2027	11,780	11,565
	American Express Co.	5.389%	7/28/2027	15,850	15,893
	American Express Co.	5.098%	2/16/2028	33,472	33,658
	American Express Co.	5.043%	7/26/2028	4,133	4,169
	Arthur J Gallagher & Co.	4.600%	12/15/2027	1,824	1,829
[4]	Athene Global Funding	4.950%	1/7/2027	10,640	10,667
[4]	Athene Global Funding	5.339%	1/15/2027	49	49
[4]	Athene Global Funding	5.516%	3/25/2027	60	2
	Banco Santander SA	6.527%	11/7/2027	10,000	10,126
[2]	Bank of America Corp.	2.551%	2/4/2028	95	94
	Bank of America Corp.	4.376%	4/27/2028	10,000	9,992
[2]	Bank of America Corp.	4.948%	7/22/2028	133	134
[2]	Bank of America Corp.	3.419%	12/20/2028	10,500	10,316
	Bank of America Corp.	4.623%	5/9/2029	13,290	13,349
[2]	Bank of America Corp.	4.271%	7/23/2029	81	81
	Bank of Montreal	5.370%	6/4/2027	15,071	15,258
	Bank of Montreal	5.004%	1/27/2029	25,000	25,228
[2]	Bank of Montreal	4.338%	3/19/2030	58	58
	Bank of New York Mellon Corp.	4.441%	6/9/2028	7,048	7,057
	Bank of New York Mellon Corp.	4.890%	7/21/2028	20,000	20,148
[2]	Bank of Nova Scotia	5.400%	6/4/2027	60	60
	Bank of Nova Scotia	4.404%	9/8/2028	87	87
	Bank of Nova Scotia	4.247%	2/2/2030	65	64
[4]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	21,320	21,016
	Barclays plc	5.086%	2/25/2029	3,879	3,910
	Barclays plc	5.367%	2/25/2031	4,034	4,103
[4]	BNP Paribas SA	4.792%	5/9/2029	4,015	4,026
	Brookfield Finance Inc.	3.900%	1/25/2028	3,000	2,966
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	4,065	4,113
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	5,250	5,252
11

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	15,220	15,270
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	6,818	6,802
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	8,000	7,945
[2]	Citigroup Inc.	3.070%	2/24/2028	77	77
	Citigroup Inc.	4.643%	5/7/2028	25,000	25,038
	Citigroup Inc.	5.174%	2/13/2030	10,000	10,154
[2,5,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	4.714%	8/17/2026	10,000	6,908
[4]	Corebridge Global Funding	4.650%	8/20/2027	26	26
[4]	Corebridge Global Funding	4.900%	1/7/2028	13,636	13,717
[4]	Corebridge Global Funding	4.850%	6/6/2030	81	81
[4]	Credit Agricole SA	4.631%	9/11/2028	1,780	1,781
[4]	Danske Bank A/S	5.427%	3/1/2028	16,560	16,717
[4]	Danske Bank A/S	4.662%	3/27/2029	12,300	12,329
[4]	Depository Trust Co.	4.300%	3/27/2029	4,285	4,288
	Deutsche Bank AG	4.950%	8/4/2031	4,397	4,381
[4]	Equitable America Global Funding	4.650%	6/9/2028	31	1
[4]	Equitable America Global Funding	4.950%	6/9/2030	43	42
[4]	Equitable Financial Life Global Funding	4.600%	4/1/2027	50	50
[4]	Equitable Financial Life Global Funding	5.000%	3/27/2030	37	37
[4]	F&G Global Funding	1.750%	6/30/2026	2,361	2,343
	Goldman Sachs Group Inc.	2.640%	2/24/2028	73	72
	Goldman Sachs Group Inc.	4.937%	4/23/2028	81	82
	Goldman Sachs Group Inc.	4.482%	8/23/2028	76	75
	Goldman Sachs Group Inc.	4.148%	1/21/2029	17,860	17,742
	Goldman Sachs Group Inc.	4.153%	10/21/2029	10,000	9,907
	Goldman Sachs Group Inc.	4.516%	1/21/2032	17,676	17,411
[4]	Guardian Life Global Funding	1.400%	7/6/2027	103	100
	HSBC Holdings plc	5.597%	5/17/2028	35,000	35,383
	HSBC Holdings plc	5.130%	11/19/2028	5,000	5,039
	HSBC Holdings plc	4.899%	3/3/2029	4,925	4,951
	HSBC Holdings plc	5.286%	11/19/2030	6,242	6,349
	HSBC Holdings plc	4.619%	11/6/2031	6,099	6,016
	HSBC USA Inc.	4.650%	6/3/2028	3,593	3,615
	Huntington Bancshares Inc.	4.443%	8/4/2028	43	43
	Huntington National Bank	4.871%	4/12/2028	6,684	6,705
	Intercontinental Exchange Inc.	4.000%	9/15/2027	5,081	5,062
	JPMorgan Chase & Co.	6.070%	10/22/2027	21,660	21,852
	JPMorgan Chase & Co.	5.040%	1/23/2028	11,000	11,053
	JPMorgan Chase & Co.	2.947%	2/24/2028	78	77
	JPMorgan Chase & Co.	5.571%	4/22/2028	20,050	20,294
[2]	JPMorgan Chase & Co.	3.540%	5/1/2028	20,213	20,023
[2]	JPMorgan Chase & Co.	2.182%	6/1/2028	322	314
	JPMorgan Chase & Co.	4.979%	7/22/2028	6,416	6,460
	JPMorgan Chase & Co.	4.851%	7/25/2028	11,803	11,862
	JPMorgan Chase & Co.	4.505%	10/22/2028	17,050	17,068
	JPMorgan Chase & Co.	4.915%	1/24/2029	21,500	21,696
	JPMorgan Chase & Co.	4.255%	10/22/2031	78	77
	JPMorgan Chase & Co.	4.347%	1/22/2032	11,665	11,499
[4]	Lincoln Financial Global Funding	4.200%	1/12/2029	4,250	4,205
	Lloyds Banking Group plc	4.241%	2/10/2030	9,400	9,298
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	8,003	8,044
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	4,026	4,037
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	3,110	3,125
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	5,000	4,981
	Morgan Stanley	2.475%	1/21/2028	5,000	4,921
[2]	Morgan Stanley	5.652%	4/13/2028	7,568	7,655
[2]	Morgan Stanley	3.591%	7/22/2028	10,000	9,881
[2]	Morgan Stanley	4.994%	4/12/2029	49	50
[2]	Morgan Stanley	4.133%	10/18/2029	30,000	29,653
	Morgan Stanley	4.238%	1/9/2030	12,940	12,805
	Morgan Stanley	5.173%	1/16/2030	76	77
	Morgan Stanley	5.042%	7/19/2030	71	72
	Morgan Stanley	5.230%	1/15/2031	6,522	6,624
	Morgan Stanley	4.493%	1/16/2032	11,765	11,572
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	11,860	11,904
[2]	Morgan Stanley Bank NA	5.504%	5/26/2028	5,600	5,664
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	12,488	12,563
	Morgan Stanley Bank NA	5.016%	1/12/2029	19,800	20,012
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	4,080	4,080
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	20,000	19,929
12

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	14,080	13,934
	National Bank of Canada	4.950%	2/1/2028	11,100	11,147
	National Bank of Canada	4.166%	1/20/2029	15,625	15,536
[4]	Pacific Life Global Funding II	4.500%	8/28/2029	87	87
[4]	Penske Truck Leasing Co. LP	4.400%	7/1/2027	12,955	12,921
	PNC Bank NA	4.429%	7/21/2028	2,850	2,849
	PNC Financial Services Group Inc.	3.150%	5/19/2027	3,100	3,063
	PNC Financial Services Group Inc.	6.615%	10/20/2027	22,760	23,020
	PNC Financial Services Group Inc.	5.354%	12/2/2028	1,336	1,357
[4]	RGA Global Funding	4.350%	8/25/2028	79	78
[4]	RGA Global Funding	5.448%	5/24/2029	43	44
[2]	Royal Bank of Canada	5.069%	7/23/2027	8,026	8,041
[2]	Royal Bank of Canada	4.715%	3/27/2028	25,000	25,084
[2]	Royal Bank of Canada	4.522%	10/18/2028	10,000	10,010
[2]	Royal Bank of Canada	4.965%	1/24/2029	19,740	19,930
	Royal Bank of Canada	4.498%	8/6/2029	10,000	10,006
[4]	Sammons Financial Group Global Funding	5.050%	1/10/2028	60	60
[4]	Sammons Financial Group Global Funding	5.100%	12/10/2029	50	50
	State Street Corp.	4.543%	4/24/2028	2,505	2,510
	State Street Corp.	4.530%	2/20/2029	2,422	2,436
	Suci Second Investment Co.	4.375%	9/10/2027	4,225	4,204
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	2,085	2,064
[4]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	4,790	4,764
	Toronto-Dominion Bank	4.861%	1/31/2028	10,840	10,929
	Toronto-Dominion Bank	4.783%	12/17/2029	62	63
[2]	Truist Bank	4.420%	7/24/2028	6,430	6,429
[2]	Truist Bank	4.144%	1/27/2029	3,930	3,910
[2]	Truist Financial Corp.	6.047%	6/8/2027	7,000	7,018
[2]	Truist Financial Corp.	5.071%	5/20/2031	66	66
	UBS AG	4.864%	1/10/2028	32,820	32,951
	UBS AG	5.650%	9/11/2028	10,000	10,316
	UBS AG	4.302%	3/16/2029	9,620	9,605
[4]	UBS Group AG	4.703%	8/5/2027	23,411	23,420
[4]	UBS Group AG	4.253%	3/23/2028	10,000	9,965
[4]	UBS Group AG	3.869%	1/12/2029	2,950	2,916
[4]	UBS Group AG	4.151%	12/23/2029	10,000	9,889
	US Bancorp	6.787%	10/26/2027	10,000	10,132
[2]	US Bancorp	2.215%	1/27/2028	30,051	29,528
	US Bank NA	4.730%	5/15/2028	6,698	6,722
[2]	Wells Fargo & Co.	4.900%	1/24/2028	7,320	7,345
[2]	Wells Fargo & Co.	3.526%	3/24/2028	47	47
[2]	Wells Fargo & Co.	5.707%	4/22/2028	35,000	35,454
[2]	Wells Fargo & Co.	3.584%	5/22/2028	7,431	7,358
[2]	Wells Fargo & Co.	2.393%	6/2/2028	20,000	19,521
[2]	Wells Fargo & Co.	4.808%	7/25/2028	76	76
	Wells Fargo & Co.	4.970%	4/23/2029	67	68
	Wells Fargo & Co.	4.182%	1/23/2030	11,760	11,656
	Wells Fargo & Co.	5.244%	1/24/2031	39	39
[4]	Western-Southern Global Funding	4.500%	7/16/2028	80	80
					1,255,429
Health Care (2.0%)
	Abbott Laboratories	3.700%	3/9/2029	21,505	21,247
	Amgen Inc.	5.150%	3/2/2028	13,165	13,359
	AstraZeneca Finance LLC	4.800%	2/26/2027	77	77
	Augusta SpinCo Corp.	4.321%	9/23/2027	4,545	4,542
	Cardinal Health Inc.	3.410%	6/15/2027	11,760	11,623
	Cencora Inc.	3.450%	12/15/2027	12,320	12,136
	Cencora Inc.	4.625%	12/15/2027	1,825	1,832
[2]	Cigna Group	3.400%	3/1/2027	73	73
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	6,000	6,120
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	10,000	10,090
	HCA Inc.	4.125%	6/15/2029	4,800	4,736
	Merck & Co. Inc.	3.850%	3/15/2029	6,033	5,988
	Novartis Capital Corp.	4.100%	3/16/2029	15,870	15,854
	Pfizer Inc.	4.200%	11/15/2030	3,870	3,839
	Stryker Corp.	4.700%	2/10/2028	10,000	10,079
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	10,000	10,130
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	48	48
					131,773
13

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Industrials (1.4%)
	Boeing Co.	5.040%	5/1/2027	10,000	10,053
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	9,474	9,355
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	1,230	1,240
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	765	777
	Eaton Corp.	3.850%	3/6/2028	14,090	13,993
[4]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	1,420	1,403
[4]	Ferguson Finance plc	4.250%	4/20/2027	9,266	9,247
	General Electric Co.	4.300%	7/29/2030	3,900	3,890
[4]	Honeywell Aerospace Inc.	4.000%	3/16/2029	7,000	6,938
	Ingersoll Rand Inc.	5.197%	6/15/2027	12,901	13,016
	Lockheed Martin Corp.	4.150%	8/15/2028	2,313	2,314
	Otis Worldwide Corp.	2.565%	2/15/2030	5,000	4,641
	RTX Corp.	4.125%	11/16/2028	15,000	14,941
	RTX Corp.	7.500%	9/15/2029	675	741
					92,549
Materials (0.2%)
[4]	Georgia-Pacific LLC	4.400%	6/30/2028	4,160	4,165
	Mosaic Co.	4.350%	1/15/2029	5,000	4,974
	Steel Dynamics Inc.	4.000%	12/15/2028	4,100	4,059
					13,198
Real Estate (0.2%)
	Simon Property Group LP	4.375%	10/1/2030	80	79
	Welltower OP LLC	4.250%	4/15/2028	10,283	10,274
					10,353
Technology (1.8%)
	Broadcom Inc.	5.050%	7/12/2027	377	381
	Broadcom Inc.	4.800%	4/15/2028	12,000	12,137
	Broadcom Inc.	4.600%	7/15/2030	2,251	2,261
	Broadcom Inc.	4.200%	10/15/2030	36	36
	Cisco Systems Inc.	4.800%	2/26/2027	76	77
	Dell International LLC	5.250%	2/1/2028	9,590	9,719
	Dell International LLC	4.750%	4/1/2028	6,340	6,384
	Fidelity National Information Services Inc.	4.450%	3/10/2028	3,530	3,520
	Fiserv Inc.	5.450%	3/2/2028	10,000	10,144
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	6,276	6,240
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,821	1,818
	Intel Corp.	3.150%	5/11/2027	1,070	1,055
	Intel Corp.	4.875%	2/10/2028	10,000	10,067
	NXP BV	4.300%	8/19/2028	5,406	5,382
	Oracle Corp.	2.300%	3/25/2028	9,267	8,831
	Oracle Corp.	4.800%	8/3/2028	2,090	2,091
	Oracle Corp.	4.550%	2/4/2029	1,414	1,396
	Oracle Corp.	2.950%	4/1/2030	6,000	5,474
	Paychex Inc.	5.100%	4/15/2030	1,500	1,514
	Roper Technologies Inc.	4.250%	9/15/2028	3,602	3,582
	Salesforce Inc.	4.500%	3/15/2028	14,100	14,104
	Salesforce Inc.	4.650%	3/15/2029	11,800	11,822
	Synopsys Inc.	4.550%	4/1/2027	2,820	2,824
	Synopsys Inc.	4.650%	4/1/2028	950	954
					121,813
Utilities (0.9%)
[2]	Appalachian Power Co.	3.300%	6/1/2027	4,750	4,686
	Constellation Energy Generation LLC	3.900%	1/8/2028	3,610	3,583
	DTE Energy Co.	4.950%	7/1/2027	10,000	10,068
	DTE Energy Co.	5.200%	4/1/2030	3,050	3,111
	Duke Energy Carolinas LLC	4.850%	3/15/2030	34	34
	Duke Energy Florida LLC	4.200%	12/1/2030	29	29
[4]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	3,910	3,898
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	2,384	2,293
[4]	Jersey Central Power & Light Co.	4.400%	1/15/2031	32	32
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	2,930	2,944
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	6,810	6,874
	NiSource Inc.	5.250%	3/30/2028	250	254
[2]	PG&E Recovery Funding LLC	5.045%	7/15/2032	2,676	2,709
[2]	Virginia Electric & Power Co.	3.750%	5/15/2027	80	80
	WEC Energy Group Inc.	5.150%	10/1/2027	10,025	10,136
	Wisconsin Electric Power Co.	3.950%	3/1/2029	4,550	4,503
14

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Power & Light Co.	3.050%	10/15/2027	2,596	2,547
					57,781
Total Corporate Bonds (Cost $2,048,493)					2,053,738
Sovereign Bonds (3.8%)
[2]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	6,350	6,438
[2]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	6,616	6,505
[2]	Bermuda	3.717%	1/25/2027	540	536
[2,4]	Central American Bank for Economic Integration	5.000%	1/25/2027	5,952	5,997
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	9,831	9,720
[2]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	14,610	14,665
[2]	Empresa Nacional del Petroleo	5.250%	11/6/2029	4,912	4,921
[2,4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	9,724	9,805
[2]	Kingdom of Saudi Arabia	5.125%	1/13/2028	2,790	2,814
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	1,880	1,910
[2]	Korea National Oil Corp.	4.125%	9/30/2027	8,000	7,980
[2,4]	Korea National Oil Corp.	4.500%	3/30/2029	30,000	30,101
	KSA Sukuk Ltd.	5.250%	6/4/2027	29,325	29,543
[2]	KSA Sukuk Ltd.	4.303%	1/19/2029	427	422
[2,4]	Kuwait Government Bond	4.016%	10/9/2028	35,000	34,486
[2]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	1,250	1,260
[2]	Republic of Chile	2.750%	1/31/2027	35,143	34,667
[2]	Republic of Poland	3.250%	4/6/2026	15,207	15,207
[2]	Republic of Poland	4.875%	2/12/2030	4,627	4,719
[2]	State of Israel	5.375%	3/12/2029	6,718	6,806
[2]	State of Israel	5.375%	2/19/2030	5,800	5,884
[2]	State of Israel	4.500%	1/13/2031	11,993	11,749
[4]	Tokyo Metropolitan Government	4.625%	6/1/2026	3,840	3,844
[2]	United Mexican States	4.750%	3/22/2031	2,759	2,692
Total Sovereign Bonds (Cost $252,612)					252,671
15

Institutional Short-Term Bond Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (4.0%)
Money Market Fund (0.1%)
[9]	Vanguard Market Liquidity Fund	3.687%		89,959	8,995
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (3.9%)
	United States Treasury Bill	3.736%	3/18/2027	267,383	258,181
Total Temporary Cash Investments (Cost $266,990)					267,176
Total Investments (99.1%) (Cost $6,623,463)					6,637,215
Other Assets and Liabilities—Net (0.9%)					59,379
Net Assets (100%)					6,696,594
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $7,014 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $1,935,125, representing 28.9% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
7	Security value determined using significant unobservable inputs.
8	Face amount denominated in Australian dollars.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
16

Institutional Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	3,759	779,787	(3,759)
10-Year U.S. Treasury Note	June 2026	196	21,765	(385)
Long U.S. Treasury Bond	June 2026	15	1,708	(56)
Ultra 10-Year U.S. Treasury Note	June 2026	320	36,325	(650)
				(4,850)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(4,056)	(438,777)	5,384
AUD 3-Year Treasury Bond	June 2026	(65)	(4,648)	11
				5,395
				545

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	6/17/2026	USD	11,031	AUD	15,390	425	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	325	EUR	280	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	331	GBP	246	6	—
						431	—

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $425 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Institutional Short-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,614,468)	6,628,220
Affiliated Issuers (Cost $8,995)	8,995
Total Investments in Securities	6,637,215
Investment in Vanguard	153
Cash	7,249
Foreign Currency, at Value (Cost $1,088)	1,082
Receivables for Investment Securities Sold	36,092
Receivables for Accrued Income	39,991
Receivables for Capital Shares Issued	4,404
Unrealized Appreciation—Forward Currency Contracts	431
Total Assets	6,726,617
Liabilities
Payables for Investment Securities Purchased	29,560
Payables to Vanguard	58
Variation Margin Payable—Futures Contracts	405
Total Liabilities	30,023
Net Assets	6,696,594
At March 31, 2026, net assets consisted of:

Paid-in Capital	7,143,013
Total Distributable Earnings (Loss)	(446,419)
Net Assets	6,696,594

Net Assets
Applicable to 504,883,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,696,594
Net Asset Value Per Share	$13.26
See accompanying Notes, which are an integral part of the Financial Statements.
18

Institutional Short-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	141,434
Total Income	141,434
Expenses
The Vanguard Group—Note C
Investment Advisory Services	414
Management and Administrative	136
Marketing and Distribution	57
Custodian Fees	17
Shareholders’ Reports	9
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	644
Net Investment Income	140,790
Realized Net Gain (Loss)
Investment Securities Sold[1]	11,695
Futures Contracts	(2,436)
Swap Contracts	(16)
Forward Currency Contracts	(1,057)
Foreign Currencies	15
Realized Net Gain (Loss)	8,201
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(52,236)
Futures Contracts	(223)
Swap Contracts	101
Forward Currency Contracts	483
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	(51,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,118
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,178, ($4), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Institutional Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	140,790	269,300
Realized Net Gain (Loss)	8,201	(101)
Change in Unrealized Appreciation (Depreciation)	(51,873)	(1,070)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,118	268,129
Distributions
Total Distributions	(116,214)	(269,018)
Capital Share Transactions
Issued	647,269	401,065
Issued in Lieu of Cash Distributions	116,214	269,018
Redeemed	(229,783)	(360,726)
Net Increase (Decrease) from Capital Share Transactions	533,700	309,357
Total Increase (Decrease)	514,604	308,468
Net Assets
Beginning of Period	6,181,990	5,873,522
End of Period	6,696,594	6,181,990
See accompanying Notes, which are an integral part of the Financial Statements.
20

Institutional Short-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.30	$13.30	$12.92	$13.00	$13.94	$14.06
Investment Operations
Net Investment Income[1]	.291	.607	.597	.442	.181	.165
Net Realized and Unrealized Gain (Loss) on Investments	(.089)	—	.395	(.074)	(.855)	(.070)
Total from Investment Operations	.202	.607	.992	.368	(.674)	.095
Distributions
Dividends from Net Investment Income	(.242)	(.607)	(.612)	(.448)	(.177)	(.165)
Distributions from Realized Capital Gains	—	—	—	—	(.089)	(.050)
Total Distributions	(.242)	(.607)	(.612)	(.448)	(.266)	(.215)
Net Asset Value, End of Period	$13.26	$13.30	$13.30	$12.92	$13.00	$13.94
Total Return	1.53%	4.68%	7.85%	2.86%	-4.89%	0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,697	$6,182	$5,874	$8,154	$9,488	$9,649
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	4.38%	4.58%	4.56%	3.39%	1.35%	1.18%
Portfolio Turnover Rate	72%[3]	126%	112%	135%[4]	122%[4]	134%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
4	Includes 0%, 5%, and 16%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Institutional Short-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 9% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open
22

Institutional Short-Term Bond Fund
contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended March 31, 2026, the fund’s average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at March 31, 2026.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
23

Institutional Short-Term Bond Fund
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $153,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
24

Institutional Short-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,421,654	—	1,421,654
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,636,216	5,760	2,641,976
Corporate Bonds	—	2,053,738	—	2,053,738
Sovereign Bonds	—	252,671	—	252,671
Temporary Cash Investments	8,995	258,181	—	267,176
Total	8,995	6,622,460	5,760	6,637,215

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,395	—	—	5,395
Forward Currency Contracts	—	431	—	431
Total	5,395	431	—	5,826
Liabilities
Futures Contracts[1]	(4,850)	—	—	(4,850)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	5,395	—	5,395
Unrealized Appreciation—Forward Currency Contracts	—	431	431
Total Assets	5,395	431	5,826

Unrealized Depreciation—Futures Contracts[1]	(4,850)	—	(4,850)
Total Liabilities	(4,850)	—	(4,850)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(2,436)	—	(2,436)
Swap Contracts	(16)	—	(16)
Forward Currency Contracts	—	(1,057)	(1,057)
Realized Net Gain (Loss) on Derivatives	(2,452)	(1,057)	(3,509)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(223)	—	(223)
Swap Contracts	101	—	101
Forward Currency Contracts	—	483	483
Change in Unrealized Appreciation (Depreciation) on Derivatives	(122)	483	361
25

Institutional Short-Term Bond Fund
F.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,623,728
Gross Unrealized Appreciation	37,109
Gross Unrealized Depreciation	(22,646)
Net Unrealized Appreciation (Depreciation)	14,463
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $493,208,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2026, the fund purchased $1,333,017,000 of investment securities and sold $993,987,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,451,164,000 and $3,517,992,000, respectively. In addition, the fund purchased and sold investment securities of $20,311,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	48,601	30,235
Issued in Lieu of Cash Distributions	8,738	20,333
Redeemed	(17,249)	(27,281)
Net Increase (Decrease) in Shares Outstanding	40,090	23,287
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q4722 052026
26

Financial Statements
For the six-months ended March 31, 2026
Vanguard Core Bond Fund

Contents
Financial Statements	1

Core Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (45.2%)
U.S. Government Securities (20.6%)
[1]	United States Treasury Note/Bond	4.500%	5/15/2027	201,634	203,123
	United States Treasury Note/Bond	2.625%	5/31/2027	126,747	125,039
	United States Treasury Note/Bond	4.375%	7/15/2027	247,343	249,034
	United States Treasury Note/Bond	3.875%	7/15/2028	87,400	87,513
	United States Treasury Note/Bond	3.625%	8/15/2028	50,000	49,791
	United States Treasury Note/Bond	4.000%	1/31/2029	99,825	100,277
	United States Treasury Note/Bond	3.500%	2/15/2029	208,601	206,808
	United States Treasury Note/Bond	1.875%	2/28/2029	35,000	33,132
	United States Treasury Note/Bond	4.250%	2/28/2029	174,748	176,762
	United States Treasury Note/Bond	2.375%	3/31/2029	48,266	46,288
	United States Treasury Note/Bond	4.625%	4/30/2029	71,503	73,120
	United States Treasury Note/Bond	2.750%	5/31/2029	18,822	18,213
	United States Treasury Note/Bond	3.250%	6/30/2029	100,000	98,180
	United States Treasury Note/Bond	4.000%	10/31/2029	53,000	53,215
	United States Treasury Note/Bond	4.125%	10/31/2029	70,000	70,572
	United States Treasury Note/Bond	3.875%	12/31/2029	23,622	23,612
	United States Treasury Note/Bond	3.625%	3/31/2030	48,862	48,364
	United States Treasury Note/Bond	3.500%	4/30/2030	113,000	111,287
	United States Treasury Note/Bond	3.875%	7/31/2030	87,344	87,211
	United States Treasury Note/Bond	3.625%	8/31/2030	19,000	18,765
	United States Treasury Note/Bond	4.000%	1/31/2031	78,438	78,600
	United States Treasury Note/Bond	4.125%	3/31/2031	23,500	23,665
	United States Treasury Note/Bond	4.125%	7/31/2031	30,000	30,193
	United States Treasury Note/Bond	3.625%	9/30/2031	48,000	47,089
	United States Treasury Note/Bond	4.125%	11/30/2031	26,500	26,630
	United States Treasury Note/Bond	4.500%	12/31/2031	93,249	95,471
	United States Treasury Note/Bond	1.875%	2/15/2032	81,748	72,488
	United States Treasury Note/Bond	4.125%	2/29/2032	83,600	83,930
	United States Treasury Note/Bond	4.125%	3/31/2032	44,000	44,155
	United States Treasury Note/Bond	4.000%	4/30/2032	88,512	88,201
	United States Treasury Note/Bond	4.000%	7/31/2032	98,705	98,223
	United States Treasury Note/Bond	2.750%	8/15/2032	138,426	128,044
	United States Treasury Note/Bond	4.000%	1/31/2033	42,831	42,516
	United States Treasury Note/Bond	4.625%	2/15/2035	14,000	14,364
	United States Treasury Note/Bond	1.125%	8/15/2040	42,000	26,188
	United States Treasury Note/Bond	1.875%	2/15/2041	45,200	31,308
[2]	United States Treasury Note/Bond	4.750%	2/15/2041	34,225	34,397
	United States Treasury Note/Bond	2.250%	5/15/2041	28,600	20,834
	United States Treasury Note/Bond	4.375%	5/15/2041	40,000	38,547
	United States Treasury Note/Bond	2.000%	11/15/2041	86,800	60,028
	United States Treasury Note/Bond	3.125%	11/15/2041	47,535	38,882
	United States Treasury Note/Bond	2.375%	2/15/2042	109,231	79,649
	United States Treasury Note/Bond	3.000%	5/15/2042	43,650	34,801
	United States Treasury Note/Bond	3.250%	5/15/2042	49,000	40,429
	United States Treasury Note/Bond	3.375%	8/15/2042	29,466	24,619
[3]	United States Treasury Note/Bond	2.875%	5/15/2043	27,914	21,433
	United States Treasury Note/Bond	3.875%	5/15/2043	18,104	16,051
	United States Treasury Note/Bond	3.625%	8/15/2043	11,401	9,737
	United States Treasury Note/Bond	4.375%	8/15/2043	73,600	69,480
[3]	United States Treasury Note/Bond	3.750%	11/15/2043	26,360	22,852
	United States Treasury Note/Bond	3.375%	5/15/2044	22,617	18,485
	United States Treasury Note/Bond	4.625%	5/15/2044	71,500	69,358
	United States Treasury Note/Bond	3.125%	8/15/2044	14,560	11,413
	United States Treasury Note/Bond	4.125%	8/15/2044	20,535	18,628
	United States Treasury Note/Bond	3.000%	11/15/2044	11,419	8,744
	United States Treasury Note/Bond	4.625%	11/15/2044	63,301	61,283
	United States Treasury Note/Bond	4.750%	2/15/2045	61,100	60,031
	United States Treasury Note/Bond	5.000%	5/15/2045	28,000	28,365
	United States Treasury Note/Bond	4.875%	8/15/2045	15,500	15,451
	United States Treasury Note/Bond	3.000%	11/15/2045	6,000	4,535
1

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.500%	2/15/2046	13,000	8,967
	United States Treasury Note/Bond	2.500%	5/15/2046	30,900	21,221
	United States Treasury Note/Bond	2.250%	8/15/2046	19,416	12,651
	United States Treasury Note/Bond	2.875%	11/15/2046	54,000	39,460
	United States Treasury Note/Bond	2.750%	8/15/2047	58,000	41,024
	United States Treasury Note/Bond	2.750%	11/15/2047	38,211	26,934
	United States Treasury Note/Bond	3.125%	5/15/2048	20,000	15,045
	United States Treasury Note/Bond	3.000%	8/15/2048	21,600	15,846
	United States Treasury Note/Bond	3.375%	11/15/2048	23,000	18,008
	United States Treasury Note/Bond	2.250%	8/15/2049	39,200	24,373
	United States Treasury Note/Bond	2.375%	11/15/2049	45,615	29,062
	United States Treasury Note/Bond	2.000%	2/15/2050	70,509	41,038
[1,4]	United States Treasury Note/Bond	1.250%	5/15/2050	86,277	40,934
	United States Treasury Note/Bond	1.375%	8/15/2050	90,900	44,431
	United States Treasury Note/Bond	1.625%	11/15/2050	53,800	28,066
	United States Treasury Note/Bond	1.875%	2/15/2051	90,000	49,964
[1,4]	United States Treasury Note/Bond	2.375%	5/15/2051	94,250	58,962
	United States Treasury Note/Bond	1.875%	11/15/2051	80,100	43,996
	United States Treasury Note/Bond	2.250%	2/15/2052	26,000	15,669
	United States Treasury Note/Bond	2.875%	5/15/2052	81,795	56,733
	United States Treasury Note/Bond	3.000%	8/15/2052	28,200	20,053
	United States Treasury Note/Bond	4.000%	11/15/2052	28,674	24,645
	United States Treasury Note/Bond	4.750%	5/15/2055	29,900	29,115
					4,325,600
Conventional Mortgage-Backed Securities (19.9%)
[5,6]	Fannie Mae Pool	3.000%	10/1/2046–3/1/2048	28,283	25,600
[5,6]	Fannie Mae Pool	3.500%	7/1/2047–2/1/2050	990	917
[5,6]	Freddie Mac Gold Pool	3.000%	2/1/2044–8/1/2047	98,868	90,663
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/2045–2/1/2050	1,067	989
[5,6]	Freddie Mac Gold Pool	4.000%	6/1/2048–7/1/2048	2,918	2,792
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/2039–2/1/2049	1,132	1,120
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/2035–6/1/2040	372	378
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/2040	58	60
[5]	Ginnie Mae I Pool	3.000%	4/15/2045	101	93
[5]	Ginnie Mae I Pool	4.000%	7/15/2045–8/15/2045	37	35
[5]	Ginnie Mae I Pool	4.500%	2/15/2039–9/15/2046	29	29
[5]	Ginnie Mae I Pool	6.000%	7/15/2037	18	19
[5,7]	Ginnie Mae II Pool	2.000%	11/20/2050–4/15/2056	116,909	96,304
[5,7]	Ginnie Mae II Pool	2.500%	6/20/2050–4/15/2056	116,006	99,665
[5]	Ginnie Mae II Pool	3.000%	5/20/2043–4/20/2052	110,476	99,005
[5,7]	Ginnie Mae II Pool	3.500%	9/20/2047–4/15/2056	96,922	89,956
[5,7]	Ginnie Mae II Pool	4.000%	11/20/2042–4/15/2056	107,960	101,913
[5,7]	Ginnie Mae II Pool	4.500%	4/20/2048–4/15/2056	97,379	94,629
[5,7]	Ginnie Mae II Pool	5.000%	8/20/2048–5/15/2056	103,650	103,836
[5,7]	Ginnie Mae II Pool	5.500%	12/20/2052–5/15/2056	281,119	284,107
[5,7]	Ginnie Mae II Pool	6.000%	12/20/2052–5/15/2056	29,557	30,947
[5]	Ginnie Mae II Pool	6.500%	9/20/2053–8/20/2055	31,502	32,951
[5]	Ginnie Mae II Pool	7.000%	2/20/2055	3,034	3,135
[5,6,7]	UMBS Pool	1.500%	1/1/2036–7/1/2051	133,038	109,420
[5,6,7]	UMBS Pool	2.000%	10/1/2035–4/25/2056	634,959	528,346
[5,6,7]	UMBS Pool	2.500%	10/1/2035–4/25/2056	453,002	391,856
[5,6,7]	UMBS Pool	3.000%	2/1/2037–4/25/2056	366,025	329,542
[5,6,7]	UMBS Pool	3.500%	7/1/2032–5/25/2056	200,048	185,594
[5,6,7]	UMBS Pool	4.000%	10/1/2037–4/25/2056	143,136	136,377
[5,6,7]	UMBS Pool	4.500%	4/1/2039–4/25/2056	167,368	163,156
[5,6,7]	UMBS Pool	5.000%	8/1/2039–4/25/2056	295,013	293,211
[5,6,7]	UMBS Pool	5.500%	12/1/2038–4/25/2056	386,452	391,442
[5,6,7]	UMBS Pool	6.000%	11/1/2052–5/25/2056	337,539	347,356
[5,6,7]	UMBS Pool	6.500%	9/1/2036–4/25/2056	129,976	135,627
[5,6]	UMBS Pool	7.000%	3/1/2055–4/1/2055	13,901	14,586
					4,185,656
Nonconventional Mortgage-Backed Securities (4.7%)
[5,6]	Fannie Mae Pool	1.773%	8/1/2051	3,726	3,603
[5,6]	Fannie Mae Pool	4.304%	2/1/2056	29,664	29,259
[5,6]	Fannie Mae Pool	4.523%	9/1/2055	16,666	16,583
[5,6]	Fannie Mae Pool	4.552%	10/1/2055	26,482	26,374
[5,6]	Fannie Mae Pool	4.592%	3/1/2056	7,129	7,120
[5,6]	Fannie Mae Pool	4.617%	8/1/2055	9,220	9,240
[5,6]	Fannie Mae Pool	4.633%	3/1/2056	6,680	6,684
2

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Fannie Mae Pool	4.637%	3/1/2056	20,970	20,984
[5,6]	Fannie Mae Pool	4.713%	1/1/2056	8,140	8,165
[5,6]	Fannie Mae Pool	4.849%	12/1/2055	4,854	4,860
[5,6]	Fannie Mae Pool	4.862%	12/1/2055	25,961	26,111
[5,6]	Fannie Mae Pool	4.901%	4/1/2056	5,250	5,286
[5,6]	Fannie Mae Pool	4.995%	11/1/2055	12,622	12,746
[5,6]	Fannie Mae Pool	4.999%	8/1/2055	6,082	6,147
[5,6]	Fannie Mae Pool	5.041%	3/1/2056	11,980	12,105
[5,6]	Fannie Mae Pool	5.047%	4/1/2056	8,490	8,574
[5,6]	Fannie Mae Pool	5.051%	12/1/2055	18,178	18,382
[5,6]	Fannie Mae Pool	5.058%	1/1/2056	8,912	9,011
[5,6]	Fannie Mae Pool	5.094%	10/1/2055	14,456	14,628
[5,6]	Fannie Mae Pool	5.101%	12/1/2055	9,731	9,847
[5,6]	Fannie Mae Pool	5.117%	10/1/2055	4,700	4,756
[5,6]	Fannie Mae Pool	5.124%	9/1/2055	10,158	10,289
[5,6]	Fannie Mae Pool	5.167%	12/1/2055	3,710	3,760
[5,6]	Fannie Mae Pool	5.369%	5/1/2055	5,923	6,034
[5,6]	Fannie Mae REMICS	1.000%	8/25/2050	5,028	4,012
[5,6]	Fannie Mae REMICS	1.250%	5/25/2050	1,982	1,601
[5,6]	Fannie Mae REMICS	1.500%	1/25/2051	9,160	7,266
[5,6]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	23,866	20,849
[5,6]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	60,578	53,578
[5,6]	Fannie Mae REMICS	3.500%	10/25/2042–5/25/2047	19,467	18,016
[5,6]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	15,842	14,988
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.644%	1/1/2056	2,356	2,346
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	16,664	16,620
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.027%	9/1/2055	5,652	5,696
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.125%	4.966%	2/1/2056	31,826	32,014
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.143%	5.206%	11/1/2055	5,395	5,453
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.148%	5.140%	12/1/2055	16,302	16,450
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.181%	5.260%	10/1/2055	2,878	2,914
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	3,293	3,333
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.160%	10/1/2055	6,492	6,557
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.212%	5.186%	8/1/2055	8,597	8,689
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	5.141%	1/1/2056	16,458	16,617
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.246%	4.561%	10/1/2055	8,747	8,683
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	4,028	4,055
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	6,960	7,020
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	3,461	3,481
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	5,573	5,633
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.300%	9/1/2055	6,869	6,951
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	6,696	6,784
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.792%	4/1/2056	4,420	4,420
[5,6]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2050	5,998	4,548
[5,6]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	5,323	4,422
[5,6]	Freddie Mac REMICS	2.250%	8/25/2049	29,951	26,457
[5,6]	Freddie Mac REMICS	2.500%	11/25/2040–4/25/2050	81,716	71,838
[5,6]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	116,863	104,609
[5,6]	Freddie Mac REMICS	3.500%	3/15/2042–3/15/2047	13,893	12,748
[5,6]	Freddie Mac REMICS	4.000%	7/15/2048–6/25/2052	13,194	11,985
[5,6]	Freddie Mac REMICS	5.250%	8/25/2055	10,003	10,034
[5,6]	Freddie Mac REMICS	6.000%	10/25/2053	2,671	2,732
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	29,079	29,020
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	20,574	20,790
[5]	Ginnie Mae REMICS	1.000%	4/20/2051	2,436	1,868
[5]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	18,065	14,113
[5]	Ginnie Mae REMICS	1.375%	8/20/2050	30,522	23,995
[5]	Ginnie Mae REMICS	1.500%	2/20/2050	2,036	1,624
[5]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	24,232	21,224
[5]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	13,618	12,852
[5]	Ginnie Mae REMICS	4.000%	8/20/2041	20,400	19,445
[5]	Ginnie Mae REMICS	5.000%	9/20/2055	23,150	23,088
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	1,641	1,408
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	3,840	3,178
					986,552
Total U.S. Government and Agency Obligations (Cost $9,540,813)					9,497,808
Asset-Backed/Commercial Mortgage-Backed Securities (11.6%)
[5,9]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	510	511
3

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	10,950	10,903
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	570	566
[5,9]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	4,160	4,133
[5,9]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	8,080	8,048
[5,9]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	790	787
[5,9]	Affirm Master Trust Series 2026-2A	4.670%	4/16/2035	6,790	6,789
[5,9]	Affirm Master Trust Series 2026-2A	5.070%	4/16/2035	3,490	3,490
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,230	1,245
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/2029	1,120	1,137
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	900	915
[5,9]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	590	602
[5,9]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	1,440	1,479
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/2029	870	881
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/2029	620	629
[5,9]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	610	622
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	153	155
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	153	156
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.315%	5/17/2032	104	105
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	725	729
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	515	519
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	362	365
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.410%	9/15/2032	270	272
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	879	880
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	1,248	1,252
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	583	584
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	1,885	1,890
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	706	706
[5,9]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	280	278
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	960	964
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	4,160	4,250
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	3,590	3,504
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	2,350	2,276
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	3,620	3,447
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	2,920	2,855
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	2,250	2,167
[5]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2031	1,540	1,446
[5,9]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	1,080	1,095
[5,9]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	1,570	1,578
[5,9]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	1,020	1,027
[5,9]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	1,080	1,089
[5,9]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	1,230	1,242
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	820	831
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	1,060	1,073
[5,9]	AutoNation Finance Trust Series 2026-1A	4.180%	6/11/2031	3,040	3,027
[5,9]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	830	824
[5,9]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	3,038	3,018
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/2027	232	232
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	900	911
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/2027	250	251
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	1,050	1,069
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	4,120	4,272
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	1,940	1,983
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	600	610
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/2030	500	507
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	1,620	1,631
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	360	362
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	240	242
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	540	547
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	250	255
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	2,240	2,221
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	2,330	2,301
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	1,650	1,620
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.818%	10/20/2036	3,390	3,381
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.218%	10/20/2036	3,650	3,648
[5]	BANK Series 2017-BNK4	3.625%	5/15/2050	19	19
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	550	537
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	650	648
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	1,280	1,258
[5]	BANK Series 2019-BNK23	2.920%	12/15/2052	3,570	3,365
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	5,930	5,590
4

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BANK Series 2021-BNK35	2.285%	6/15/2064	1,630	1,440
[5]	BANK Series 2022-BNK40	3.389%	3/15/2064	9,440	8,761
[5]	BANK Series 2022-BNK40	3.389%	3/15/2064	500	484
[5]	BANK Series 2022-BNK40	3.389%	3/15/2064	360	326
[5]	BANK Series 2022-BNK41	3.789%	4/15/2065	2,070	1,955
[5]	BANK Series 2022-BNK43	4.399%	8/15/2055	13,344	12,955
[5]	BANK Series 2024-BNK48	5.053%	10/15/2057	2,420	2,425
[5]	BANK Series 2024-BNK48	5.355%	10/15/2057	2,740	2,741
[5]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,560	3,657
[5]	BANK Series 2025-BNK50	5.876%	5/15/2068	1,250	1,303
[5,9]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	1,520	1,541
[5,9]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	1,050	1,063
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	4,730	4,584
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	1,330	1,261
[5,9]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	2,390	2,383
[5,9]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	6,280	6,274
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.698%	4/20/2034	2,800	2,795
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	3,720	3,710
[5,9]	Bayview MSR Opportunity Master Fund Trust Series 2021-2	2.500%	6/25/2051	477	396
[5,9]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	2,135	1,776
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/2028	680	683
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/2028	760	767
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	920	936
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	6,000	5,928
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	2,100	1,876
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	1,280	1,132
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	500	483
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	1,040	1,020
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	800	874
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	4,440	4,604
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	2,020	2,056
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	4,680	4,793
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	1,020	1,051
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	2,000	2,101
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	2,010	2,057
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	3,350	3,462
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	5,730	5,939
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	2,800	2,924
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	2,250	2,334
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	850	876
[5]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	2,890	2,949
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	4,744	4,291
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	6,500	6,415
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	4,412	4,269
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	1,700	1,751
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	3,830	3,953
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	3,180	3,237
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	1,580	1,605
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	3,980	3,977
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.218%	10/20/2038	4,540	4,534
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	4,710	4,673
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	5,750	6,090
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	3,600	3,772
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	1,150	1,183
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	3,120	3,230
[5]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	690	712
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	7,100	7,422
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	2,030	2,085
[5]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	2,020	2,067
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	3,800	3,956
[5]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	2,360	2,457
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	6,360	6,470
[5]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	4,920	4,980
[5]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	730	724
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	1,580	1,582
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	1,130	1,127
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	2,620	2,598
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/2041	6,420	6,061
5

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	8,990	9,037
[5]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	14,200	14,019
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	3,000	3,050
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	890	898
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.022%	10/16/2028	870	870
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	4,520	4,512
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	3,550	3,593
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	2,900	2,967
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	760	769
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	470	477
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	330	336
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	1,530	1,544
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	490	495
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	540	546
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	430	433
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	5,520	5,558
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	810	819
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	590	596
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	500	505
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	500	508
[5]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,420	2,432
[5]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	960	967
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	500	504
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	570	571
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	840	845
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	330	329
[5]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	1,150	1,143
[5]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	500	494
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	3,080	3,101
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/2049	270	149
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	320	317
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	1,510	1,479
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	30	29
[5]	CD Mortgage Trust Series 2018-CD7	4.838%	8/15/2051	100	93
[5,9]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	5,470	5,509
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	649	651
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	241	242
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	1,120	1,134
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	320	324
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	300	304
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	440	449
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	790	803
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/2030	530	539
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.870%	9/25/2031	960	980
[5,9]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	3,320	3,361
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	1,370	1,391
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	1,490	1,518
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.790%	11/25/2031	490	499
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	790	788
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	2,190	2,199
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	530	531
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	450	452
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	480	482
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	540	536
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	410	407
[5,9]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	1,140	1,130
[5,9]	CIFC Funding Ltd. Series 2023-2A	4.792%	1/21/2037	2,150	2,143
[5,9]	CIFC Funding Ltd. Series 2023-2A	5.112%	1/21/2037	6,220	6,213
[5,9]	CIFC Funding Ltd. Series 2025-6A	5.110%	10/23/2038	980	979
[5,9]	CIFC Funding Ltd. Series 2025-6A	5.410%	10/23/2038	1,810	1,809
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	20	20
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/2050	60	54
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.251%	9/15/2050	40	33
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	2,250	2,227
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	8,400	7,950
[5,9]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	17,262	17,587
[5,9]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	1,470	1,484
[5,9]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	3,120	3,163
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	3,900	3,912
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,410	1,428
6

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/2046	73	73
[5,9]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	6,330	6,230
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	6,560	6,496
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	5,840	5,791
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	3,440	3,369
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	7,420	7,434
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	5.612%	9/25/2043	529	530
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	4.712%	1/25/2044	1,663	1,663
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	4.762%	2/25/2044	184	184
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.662%	5/25/2044	870	869
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.662%	7/25/2044	2,630	2,623
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	2,577	2,577
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.612%	1/25/2045	1,677	1,673
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	2,273	2,269
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	1,766	1,764
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.562%	9/25/2045	2,824	2,818
[5,8,9]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.612%	2/25/2046	4,543	4,545
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	600	568
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	1,094	1,081
[5,9]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	4,299	4,258
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	5,120	4,577
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	450	453
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/2030	300	302
[5,9]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	180	181
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	290	293
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	830	829
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	1,040	1,036
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	1,770	1,803
[5,9]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	2,150	2,172
[5,9]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	1,050	1,064
[5,9]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	910	924
[5,9]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	4,400	4,422
[5,9]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	3,240	3,267
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	560	564
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	3,686	3,540
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	8,520	8,485
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	5,340	5,309
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	2,400	2,423
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	3,630	3,646
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	5,290	5,303
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	8,360	8,401
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	6,180	6,149
[5,8,9]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	1,340	1,337
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	4,030	4,026
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.253%	11/15/2038	4,540	4,544
[5,9]	Durst Commercial Mortgage Trust Series 2025-151	4.802%	8/10/2042	2,660	2,685
[5,9]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/2038	10	10
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.892%	10/15/2038	3,020	3,018
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.222%	10/15/2038	2,320	2,318
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	1,150	1,159
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	820	832
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	2,280	2,293
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	2,330	2,350
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	1,290	1,301
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	1,810	1,839
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	2,800	2,808
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	2,980	2,999
[5,9]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	6,630	6,693
[5,9]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	4,990	4,957
[5,9]	Enterprise Fleet Financing LLC Series 2026-1	4.290%	9/20/2032	4,020	3,991
7

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	950	958
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	850	855
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	1,410	1,404
[5]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	3,890	3,861
[5]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	3,110	3,071
[5]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	7,380	7,307
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	320	321
[5]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	470	469
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	1,150	1,165
[5,9]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	1,370	1,371
[5,9]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	1,010	1,012
[5,7,9]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	4,510	4,509
[5,7,9]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	3,950	3,949
[5,9]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	8,984	7,468
[5,9]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	3,808	2,571
[5,9]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	2,059	1,713
[5,9]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	3,433	2,288
[5,9]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	2,620	2,615
[5,9]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	2,300	2,301
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	1,820	1,834
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	790	797
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	2,590	2,590
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	1,530	1,544
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	2,560	2,604
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	2,230	2,288
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	2,250	2,296
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	770	778
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	2,430	2,472
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	3,560	3,620
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	1,780	1,784
[5]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	2,470	2,451
[5,9]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	3,840	3,812
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/2029	2,830	2,864
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	1,950	1,998
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	2,340	2,345
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	950	948
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,340	1,347
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	5.512%	11/25/2043	795	801
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	3,726	3,726
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.912%	5/25/2044	3,476	3,477
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.712%	10/25/2044	285	285
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	4.912%	3/25/2044	2,034	2,037
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.912%	8/25/2044	4,160	4,163
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.612%	1/25/2045	525	524
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	1,725	1,727
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	3,534	3,527
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA4, SOFR30A + 0.900%	4.562%	10/25/2045	3,055	3,047
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	1,075	1,075
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	23,134	20,105
[5,9]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	6,149	5,693
[5,9]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	4,000	3,776
[5,9]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	6,515	6,518
[5,9]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	10,781	10,896
[5,9]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	47,294	47,797
[5,9]	GGP Trust Series 2026-TY	4.670%	3/5/2043	9,780	9,661
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	3,240	3,242
[5,9]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	790	780
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	1,630	1,635
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	1,980	1,994
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	1,980	1,996
8

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	1,170	1,178
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	960	961
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	1,060	1,070
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	380	385
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	550	559
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	1,400	1,422
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	480	483
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	300	303
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	340	342
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	1,220	1,229
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	190	190
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	250	250
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/2034	70	69
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/2034	120	119
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	1,660	1,723
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	870	887
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	5,050	5,099
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	540	544
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	3,500	3,529
[5,9]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	1,220	1,240
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	520	530
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	910	913
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	1,220	1,229
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	750	753
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	1,300	1,308
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	1,000	1,005
[5,9,10]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	4,030	4,030
[5,9,10]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	5.067%	10/20/2039	3,720	3,720
[5,7,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	5,190	5,190
[5,7,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	1,560	1,560
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	1,440	1,446
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	3,300	3,291
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.318%	9/10/2047	150	131
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	150	147
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	10,516	9,638
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	1,650	1,674
[5]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	1,360	1,374
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/2029	2,020	2,052
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	1,280	1,299
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	2,320	2,313
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	1,000	989
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	2,720	2,718
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	1,380	1,364
[5,9]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/2045	3,180	3,250
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/2031	1,090	1,094
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	1,360	1,371
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/2031	600	604
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	1,970	1,989
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/2032	980	993
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	1,170	1,175
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	2,000	2,005
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	740	736
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	1,070	1,061
[5,9]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	2,140	1,781
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/2032	732	742
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	1,331	1,341
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	3,306	3,317
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	4,978	4,987
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	5,550	5,526
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	1,040	1,049
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	1,300	1,312
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	1,030	1,040
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	1,480	1,497
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,700	1,732
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/2029	5,830	5,987
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	1,080	1,096
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	1,190	1,209
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	2,280	2,324
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	470	474
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	1,300	1,314
9

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	880	886
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	2,500	2,522
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	920	927
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	1,230	1,239
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	1,990	1,980
[5,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.554%	11/5/2037	1,840	1,834
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	10,870	11,033
[5,9]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	5,148	5,206
[5,9]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	4,940	4,872
[5]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	2,070	2,079
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	14,893	12,924
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	4,659	3,873
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	12,646	10,974
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	60	59
[5,9]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	1,430	1,445
[5,9]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	2,040	2,064
[5,9]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	910	917
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	1,030	1,041
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	560	569
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	330	337
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	280	288
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	980	985
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	1,060	1,066
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	860	866
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	590	592
[5,9]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	1,770	1,782
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	1,775	1,796
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	1,100	1,113
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	2,310	2,340
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	1,420	1,421
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	710	711
[5,9]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	730	728
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	750	744
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	1,280	1,273
[5,9]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	1,770	1,750
[5,9]	LBTY Commercial Mortgage Trust Series 2026-225L	4.593%	2/10/2043	5,800	5,724
[5,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	2,360	2,356
[5,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	6,220	6,212
[5,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	5,057	5,087
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	1,410	1,433
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	2,790	2,811
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	1,620	1,643
[5,9]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	4,441	4,391
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	2,350	2,366
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	890	898
[5,9]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	2,244	1,867
[5,9]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	1,510	1,524
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.951%	7/15/2046	200	185
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	1,770	1,841
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	3,570	3,674
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	2,180	2,172
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,720	1,692
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	1,610	1,526
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	25,775	23,897
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	8,512	8,704
[5,8,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.812%	2/25/2061	31,634	31,628
[5,9]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/2030	802	766
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	8,690	9,218
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	3,264	3,270
[5,9]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/2059	1	1
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	2,875	2,859
[5,9]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	2,800	2,768
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.372%	3/15/2072	218	219
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	2,446	2,415
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	2,860	2,824
[5,9]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	10,910	10,778
[5,8,9]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	6,493	6,518
[5,9]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	7,220	7,246
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,810	1,825
10

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	850	856
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	1,870	1,881
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	740	740
[5]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	590	595
[5,9]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	1,450	1,444
[5,9]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	2,124	1,845
[5,9]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	2,871	2,661
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	1,789	1,554
[5,9]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	47,496	47,557
[5,9]	OCP Aegis CLO Ltd. Series 2024-39A	4.762%	4/16/2038	2,030	2,022
[5,9]	OCP Aegis CLO Ltd. Series 2024-39A	5.072%	4/16/2038	2,820	2,813
[5,9]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	3,050	3,047
[5,9]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	1,870	1,869
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.742%	10/15/2034	2,360	2,356
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.122%	10/15/2034	3,140	3,135
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	12,440	12,465
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	1,370	1,374
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	270	268
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	310	309
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	310	307
[5,9]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	5,930	5,966
[5,9]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	4,810	4,863
[5,9]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	7,410	7,476
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	4,270	4,276
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	6,070	6,065
[5,9]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	1,960	1,962
[5,9]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	2,436	2,437
[5,9]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	6,790	6,823
[5,9]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	37,035	37,428
[5,9]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	10,592	10,502
[5,8,9]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.012%	10/25/2056	12,510	12,529
[5,9]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	43,728	43,511
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	7,229	7,306
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	6,772	6,849
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	2,568	2,569
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	20,463	20,460
[5,9]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	23,184	23,201
[5,9]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	7,719	7,801
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	16,851	16,849
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	21,368	21,411
[5,8,9]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.012%	10/1/2056	49,431	49,644
[5,8,9]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.012%	11/25/2056	40,990	41,167
[5,8,9]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.962%	12/25/2056	38,987	39,120
[5,9]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	45,693	44,736
[5,8,9]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.862%	1/25/2057	24,124	24,079
[5,9]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	22,239	22,235
[5,8,9]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.962%	1/25/2057	22,239	22,287
[5,9]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	32,082	32,003
[5,7,9]	PMT Loan Trust Series 2026-INV4	1.000%	3/25/2057	29,900	30,399
[5,7,9]	PMT Loan Trust Series 2026-INV4	5.108%	3/25/2057	28,300	28,235
[5,8,9]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.812%	1/25/2057	13,549	13,504
[5,9]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/2031	1,750	1,769
[5,9]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	1,540	1,544
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	133	131
[5,9]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/2039	100	99
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	112	111
[5,9]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	100	100
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	1,559	1,502
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	1,374	1,318
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	1,994	1,888
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	3,679	3,489
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	4,441	4,193
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	4,935	4,697
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	780	742
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,246	2,116
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	3,890	3,678
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	1,570	1,461
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	7,130	6,881
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	2,090	1,974
[5,9]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	11,070	10,819
11

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	7,090	7,089
[5,9]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	13,950	14,248
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	270	271
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	490	489
[5,8,9]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.673%	12/20/2030	1,420	1,423
[5,9]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	4,280	4,185
[5,9]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	880	874
[5,7,9,10]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	4,820	4,820
[5,7,9,10]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	3,910	3,910
[5,9]	RR 41 Ltd. Series 2025-41A	5.214%	10/15/2040	1,940	1,938
[5,9]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	3,270	3,264
[5,9]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	3,870	3,873
[5,9]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	6,880	6,826
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/2033	165	166
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	435	441
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.605%	6/15/2032	126	128
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	480	486
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.818%	6/15/2032	294	297
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	6.110%	6/15/2032	356	359
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	243	245
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.141%	1/18/2033	384	387
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	494	498
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	1,120	1,119
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	627	630
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	1,180	1,212
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	1,250	1,261
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	1,490	1,517
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	1,620	1,666
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	4,420	4,492
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	4,670	4,781
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	5,760	5,789
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	9,380	9,431
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	1,720	1,738
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	7,710	7,798
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	9,520	9,542
[5]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	1,660	1,648
[5]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	5,270	5,191
[5,9]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	1,170	1,178
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	960	973
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	930	946
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	650	651
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	530	539
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	690	698
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	470	472
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	366	368
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	147	149
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/2032	1,913	1,925
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	258	260
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	237	239
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	781	779
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	864	862
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	4,401	4,448
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	1,134	1,139
[5,9]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	71,433	66,228
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	1,070	1,080
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	1,910	1,940
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	890	905
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	750	763
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	880	896
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	990	1,009
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	2,570	2,583
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	1,330	1,336
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	2,110	2,124
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	1,420	1,432
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	350	354
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	2,050	2,063
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	600	603
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	2,390	2,400
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	2,210	2,200
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	3,030	2,996
12

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	9,320	9,164
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1X	4.270%	6/21/2032	3,660	3,602
[5,9]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	1,240	1,103
[5,9]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	1	1
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	35	35
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	54	53
[5,9]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	4,300	4,245
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	2,180	2,174
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	1,110	1,105
[5,9]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	1,900	1,887
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	1,210	1,215
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	1,640	1,648
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	1,320	1,316
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	8,058	8,110
[5,9]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	4,464	4,502
[5,9]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	4,430	4,326
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	3,710	3,746
[5,9]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	10,030	9,876
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	720	729
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	720	731
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	1,090	1,092
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	1,790	1,794
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	4,109	4,125
[5,9]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	5,260	5,299
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	3,240	3,270
[5,9]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	2,290	2,309
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	3,790	3,796
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	2,833	2,776
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	1,160	1,139
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	2,717	2,717
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	1,983	1,974
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	3,449	3,448
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	690	681
[5,9]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	3,266	3,268
[5,9]	US Bank NA Series 2023-1	6.789%	8/25/2032	104	105
[5,9]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	3,640	3,657
[5,9]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	11,640	11,586
[5,9]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	2,170	2,161
[5,9]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	9,890	9,740
[5,9]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	9,430	9,226
[5,9]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	4,870	4,785
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	1,100	1,113
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	1,170	1,182
[5,9]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	4,680	4,752
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	5,790	5,902
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	3,820	3,905
[5,9]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	470	473
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	740	748
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	160	162
[5,9]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	6,950	7,090
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	700	703
[5,9]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	4,440	4,498
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	2,690	2,727
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	1,150	1,167
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	400	402
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	1,180	1,189
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	300	303
[5,9]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	1,050	1,039
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,190	1,202
[5,8,9]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.798%	10/20/2036	3,400	3,395
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.898%	10/20/2038	1,250	1,249
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.218%	10/20/2038	1,460	1,456
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/2051	50	47
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	2,130	2,113
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	30	30
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	5,940	5,929
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	730	726
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	4,260	4,348
13

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	3,230	3,274
[5,9]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	3,690	3,654
[5,7]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	10,280	10,632
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	2,232	1,850
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	13,000	8,676
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	3,200	2,293
[5,9]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	4,595	4,508
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	912	877
[5,9]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	1,220	1,225
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	5,890	5,845
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	3,290	3,257
[5,9]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	1,410	1,406
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	3,570	3,608
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	780	790
[5]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,510	2,551
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	1,010	1,028
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	1,410	1,432
[5]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	1,440	1,439
[5]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	2,480	2,456
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,439,161)					2,444,969
Corporate Bonds (29.9%)
Communications (2.1%)
	Airbnb Inc.	4.400%	3/16/2029	6,310	6,301
	Airbnb Inc.	4.650%	3/16/2031	3,860	3,853
	Airbnb Inc.	5.250%	3/16/2036	9,380	9,372
	Alphabet Inc.	4.100%	2/15/2031	10,663	10,587
	Alphabet Inc.	4.400%	2/15/2033	19,548	19,298
[11]	Alphabet Inc.	4.000%	5/6/2054	1,100	1,152
	Alphabet Inc.	5.700%	11/15/2075	8,190	7,931
[12]	Alphabet Inc.	6.125%	2/13/2126	1,000	1,249
	AMC Networks Inc.	4.250%	2/15/2029	16	14
[9]	AMC Networks Inc.	10.500%	7/15/2032	339	335
[9]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	240	239
	AT&T Inc.	4.700%	8/15/2030	490	494
	AT&T Inc.	4.750%	4/30/2033	14,533	14,400
	AT&T Inc.	4.900%	8/15/2037	500	480
	AT&T Inc.	4.300%	12/15/2042	6,240	5,168
	AT&T Inc.	5.850%	4/30/2046	13,779	13,410
	AT&T Inc.	3.550%	9/15/2055	4,238	2,756
	AT&T Inc.	6.050%	8/15/2056	18,855	18,565
	AT&T Inc.	3.800%	12/1/2057	6,800	4,581
	AT&T Inc.	3.650%	9/15/2059	2,867	1,853
[9]	Black Pearl Compute LLC	6.125%	2/15/2031	90	92
[9]	Cable One Inc.	4.000%	11/15/2030	161	112
[9]	CCO Holdings LLC	4.750%	3/1/2030	1,330	1,261
[9]	CCO Holdings LLC	4.500%	8/15/2030	140	131
[9]	CCO Holdings LLC	4.250%	2/1/2031	45	41
[9]	CCO Holdings LLC	4.750%	2/1/2032	30	27
	CCO Holdings LLC	4.500%	5/1/2032	160	143
[9]	CCO Holdings LLC	7.000%	2/1/2033	120	120
	Charter Communications Operating LLC	3.750%	2/15/2028	13,330	13,096
	Charter Communications Operating LLC	4.200%	3/15/2028	11,550	11,441
	Charter Communications Operating LLC	2.250%	1/15/2029	200	187
	Charter Communications Operating LLC	6.100%	6/1/2029	24,191	25,054
	Charter Communications Operating LLC	2.300%	2/1/2032	7,360	6,308
	Charter Communications Operating LLC	6.650%	2/1/2034	10,041	10,470
	Charter Communications Operating LLC	3.500%	3/1/2042	3,580	2,449
	Charter Communications Operating LLC	6.484%	10/23/2045	14,729	13,567
	Charter Communications Operating LLC	5.750%	4/1/2048	8,600	7,189
	Charter Communications Operating LLC	6.700%	12/1/2055	10,473	10,012
[9]	Cipher Compute LLC	7.125%	11/15/2030	135	140
	Comcast Corp.	6.550%	7/1/2039	4,080	4,405
	Comcast Corp.	3.450%	2/1/2050	1,500	982
	Comcast Corp.	2.937%	11/1/2056	13,740	7,628
	Comcast Corp.	2.650%	8/15/2062	300	148
	Comcast Corp.	2.987%	11/1/2063	5,000	2,652
[9]	Cox Communications Inc.	4.800%	2/1/2035	10,371	9,432
[9]	CSC Holdings LLC	5.375%	2/1/2028	85	63
14

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	CSC Holdings LLC	11.250%	5/15/2028	115	94
[9]	CSC Holdings LLC	11.750%	1/31/2029	90	65
[9]	CSC Holdings LLC	3.375%	2/15/2031	100	59
[9]	Directv Financing LLC	5.875%	8/15/2027	66	66
[9]	Directv Financing LLC	8.875%	2/1/2030	235	234
[9]	Directv Financing LLC	10.000%	2/15/2031	225	230
[5]	Discovery Global Holdings Inc.	4.279%	3/15/2032	255	226
[5]	Discovery Global Holdings Inc.	5.050%	3/15/2042	100	67
[5]	Discovery Global Holdings Inc.	5.141%	3/15/2052	204	124
[9]	DISH Network Corp.	11.750%	11/15/2027	162	167
[9]	Flash Compute LLC	7.250%	12/31/2030	125	126
[9]	Frontier Communications Holdings LLC	5.000%	5/1/2028	125	125
[9]	Gray Media Inc.	9.625%	7/15/2032	70	70
[9]	Gray Media Inc.	7.250%	8/15/2033	45	45
[9]	Level 3 Financing Inc.	3.875%	11/15/2029	35	32
	Meta Platforms Inc.	4.200%	11/15/2030	17,940	17,755
	Meta Platforms Inc.	5.500%	11/15/2045	14,325	13,565
	Meta Platforms Inc.	5.400%	8/15/2054	15,770	14,281
	Meta Platforms Inc.	5.750%	11/15/2065	4,775	4,428
[9]	Midcontinent Communications	8.000%	8/15/2032	235	219
[9]	Nexstar Media Inc.	6.500%	9/15/2033	450	453
[7,9]	Nexstar Media Inc.	7.250%	4/15/2034	195	195
[9]	NTT Finance Corp.	4.567%	7/16/2027	4,789	4,800
[7,9,11]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	200	236
[7,9]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	160	166
[7,9]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	135	141
	Omnicom Group Inc.	3.375%	3/1/2041	2,040	1,506
[9]	Orange SA	4.750%	1/13/2033	19,038	18,814
[9]	Outfront Media Capital LLC	7.375%	2/15/2031	90	94
	Paramount Global	2.900%	1/15/2027	300	295
	Paramount Global	4.200%	6/1/2029	150	143
	Paramount Global	4.950%	1/15/2031	175	162
	Paramount Global	6.875%	4/30/2036	180	158
	Paramount Global	5.850%	9/1/2043	350	242
	Rogers Communications Inc.	7.000%	4/15/2055	90	90
	Rogers Communications Inc.	7.125%	4/15/2055	245	249
[9]	Scripps Escrow II Inc.	3.875%	1/15/2029	65	60
[9]	Sirius XM Radio LLC	5.000%	8/1/2027	58	58
	Sprint Capital Corp.	6.875%	11/15/2028	16,790	17,749
[9]	Sunrise FinCo I BV	4.875%	7/15/2031	225	213
[9]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	425	421
[12]	Time Warner Cable LLC	5.750%	6/2/2031	3,900	5,074
	Time Warner Cable LLC	7.300%	7/1/2038	467	488
	T-Mobile USA Inc.	5.700%	1/15/2056	9,552	9,080
	Uber Technologies Inc.	4.800%	9/15/2034	4,730	4,626
	Uber Technologies Inc.	4.800%	9/15/2035	10,660	10,353
	Uber Technologies Inc.	5.350%	9/15/2054	17,880	16,438
[9]	Univision Communications Inc.	8.000%	8/15/2028	5	5
[9]	Univision Communications Inc.	4.500%	5/1/2029	15	14
[9]	Univision Communications Inc.	7.375%	6/30/2030	255	250
[9]	Univision Communications Inc.	8.500%	7/31/2031	175	176
[9]	Univision Communications Inc.	9.375%	8/1/2032	180	186
	Verizon Communications Inc.	4.750%	1/15/2033	10,162	10,032
	Verizon Communications Inc.	5.875%	11/30/2055	12,545	12,192
	Verizon Communications Inc.	2.987%	10/30/2056	9,310	5,473
[9]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	215	188
	Vodafone Group plc	6.150%	2/27/2037	1,011	1,083
	Vodafone Group plc	5.750%	6/28/2054	113	107
[9]	VZ Secured Financing BV	5.000%	1/15/2032	165	142
	Walt Disney Co.	4.625%	3/14/2036	11,502	11,185
[9]	WULF Compute LLC	7.750%	10/15/2030	230	243
					434,746
Consumer Discretionary (1.5%)
[9]	1011778 BC ULC	6.125%	6/15/2029	515	524
[9]	1011778 BC ULC	5.625%	9/15/2029	115	116
[9]	Acushnet Co.	5.625%	12/1/2033	95	95
[9]	ADT Security Corp.	5.875%	10/15/2033	115	111
[9]	Advance Auto Parts Inc.	7.000%	8/1/2030	110	111
[9]	Advance Auto Parts Inc.	7.375%	8/1/2033	290	293
15

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Allied Universal Holdco LLC	6.875%	6/15/2030	55	56
	Amazon.com Inc.	4.550%	3/13/2033	15,960	15,806
	Amazon.com Inc.	5.650%	3/13/2046	15,075	15,026
	Amazon.com Inc.	4.050%	8/22/2047	7,485	5,978
	Amazon.com Inc.	5.550%	11/20/2065	11,920	11,238
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	95	91
	American Honda Finance Corp.	4.450%	1/8/2031	14,730	14,442
[9]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	55	57
	Asbury Automotive Group Inc.	4.500%	3/1/2028	961	942
	AutoZone Inc.	4.750%	8/1/2032	6,640	6,586
[9,13]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	48	50
[9]	Belron UK Finance plc	5.750%	10/15/2029	90	90
[9,11]	Betclic Everest Group SAS	5.125%	12/10/2031	125	142
[5,11]	BMW International Investment BV	3.500%	1/22/2033	1,000	1,138
	BorgWarner Inc.	4.950%	8/15/2029	2,550	2,579
[9]	Brightstar Lottery plc	5.750%	1/15/2033	85	83
[9]	Builders FirstSource Inc.	6.375%	3/1/2034	215	213
[9]	Builders FirstSource Inc.	6.750%	5/15/2035	115	115
[9]	Caesars Entertainment Inc.	6.500%	2/15/2032	65	64
[9]	Carnival Corp.	4.000%	8/1/2028	225	220
[9]	Carnival Corp.	5.125%	5/1/2029	350	347
[9]	Carnival Corp.	5.750%	3/15/2030	230	232
[9]	Carnival Corp.	5.875%	6/15/2031	330	334
[9]	Champ Acquisition Corp.	8.375%	12/1/2031	30	31
[9]	Churchill Downs Inc.	5.500%	4/1/2027	410	410
[9]	Churchill Downs Inc.	4.750%	1/15/2028	213	210
[9]	Churchill Downs Inc.	5.750%	4/1/2030	65	64
[9]	Clarios Global LP	6.750%	2/15/2030	35	36
[9,11]	Clarios Global LP	4.750%	6/15/2031	100	113
[9]	Clarios Global LP	6.750%	9/15/2032	60	60
[9]	CompoSecure Holdings LLC	5.625%	2/1/2033	65	64
[9]	Cyprium Corp.	6.125%	4/15/2031	65	64
[9]	Cyprium Corp.	6.375%	4/15/2034	45	44
	Dana Inc.	4.250%	9/1/2030	109	103
	Dana Inc.	4.500%	2/15/2032	52	49
	Ferguson Enterprises Inc.	4.350%	3/15/2031	8,190	8,058
[9]	Flutter Treasury DAC	5.875%	6/4/2031	240	237
	Ford Motor Co.	9.625%	4/22/2030	20	23
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,085	1,085
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	100	99
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	2,000	1,960
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	7,315	7,548
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	555	572
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	3,180	3,295
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	845	790
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	700	694
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	205	216
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	6,580	6,748
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	12,490	12,243
[9]	Garda World Security Corp.	6.500%	1/15/2031	185	188
[9]	Garda World Security Corp.	8.250%	8/1/2032	210	208
[9]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	100	103
	General Motors Co.	5.200%	4/1/2045	6,010	5,213
	General Motors Financial Co. Inc.	5.350%	7/15/2027	4,520	4,562
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,000	948
	General Motors Financial Co. Inc.	5.550%	7/15/2029	11,830	12,109
	General Motors Financial Co. Inc.	3.600%	6/21/2030	1,855	1,765
	General Motors Financial Co. Inc.	4.600%	1/8/2031	1,935	1,907
	General Motors Financial Co. Inc.	6.400%	1/9/2033	4,740	5,023
	General Motors Financial Co. Inc.	5.450%	1/8/2036	10,630	10,471
[9]	Gildan Activewear Inc.	4.700%	10/7/2030	860	851
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	305	289
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	130	127
[9]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	155	156
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	325	324
[9]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	205	200
	Home Depot Inc.	4.950%	9/15/2052	1,165	1,037
	Hyatt Hotels Corp.	5.250%	6/30/2029	545	554
[9]	JH North America Holdings Inc.	5.875%	1/31/2031	30	30
[9]	JH North America Holdings Inc.	6.125%	7/31/2032	55	55
16

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Light & Wonder International Inc.	6.250%	10/1/2033	160	157
[9]	Lithia Motors Inc.	4.625%	12/15/2027	180	178
[9]	Lithia Motors Inc.	3.875%	6/1/2029	15	14
[9]	Live Nation Entertainment Inc.	6.500%	5/15/2027	900	902
[9]	Live Nation Entertainment Inc.	3.750%	1/15/2028	10	10
	Lowe's Cos. Inc.	4.000%	10/15/2028	2,815	2,791
	Lowe's Cos. Inc.	4.250%	3/15/2031	8,055	7,915
	Lowe's Cos. Inc.	3.750%	4/1/2032	1,585	1,501
	Lowe's Cos. Inc.	4.500%	10/15/2032	47,610	46,807
	Lowe's Cos. Inc.	4.850%	10/15/2035	15,935	15,518
	Lowe's Cos. Inc.	4.450%	4/1/2062	3,165	2,395
[9]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	10	10
[9]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	310	298
[9]	Men's Wearhouse LLC	9.000%	2/1/2031	25	25
[9]	MGM China Holdings Ltd.	7.125%	6/26/2031	125	128
	MGM Resorts International	6.500%	4/15/2032	75	76
[9]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	70	67
[9]	MIWD Holdco II LLC	5.500%	2/1/2030	85	74
[9]	NCL Corp. Ltd.	7.750%	2/15/2029	178	185
[9]	NCL Corp. Ltd.	5.875%	1/15/2031	125	121
[9]	NCL Corp. Ltd.	6.750%	2/1/2032	210	208
[9]	NCL Corp. Ltd.	6.250%	9/15/2033	65	63
	Newell Brands Inc.	6.375%	9/15/2027	98	99
[9]	Newell Brands Inc.	8.500%	6/1/2028	140	145
	Newell Brands Inc.	6.625%	9/15/2029	172	168
	Newell Brands Inc.	6.375%	5/15/2030	125	120
	Newell Brands Inc.	6.625%	5/15/2032	35	33
	Newell Brands Inc.	7.375%	4/1/2036	75	69
	Newell Brands Inc.	7.500%	4/1/2046	75	60
[9]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	120	118
[9]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	120	115
[9]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	360	346
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	105	106
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	250	258
[9]	Ontario Gaming GTA LP	8.000%	8/1/2030	110	105
[9]	Penn Entertainment Inc.	5.625%	1/15/2027	85	85
[5,11]	Renault SA	3.875%	9/30/2030	6,400	7,255
[9]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	110	110
	Service Corp. International	4.000%	5/15/2031	20	19
[9]	Six Flags Entertainment Corp.	8.625%	1/15/2032	85	85
[9]	Six Flags Entertainment Corp.	6.625%	5/1/2032	100	100
[9]	Standard Building Solutions Inc.	6.500%	8/15/2032	85	85
[9]	Standard Building Solutions Inc.	6.250%	8/1/2033	60	59
	Starbucks Corp.	3.500%	11/15/2050	600	413
[9]	Stellantis Finance US Inc.	6.450%	3/18/2035	2,275	2,242
[9]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	22,265	22,131
[5,11]	Stellantis NV	4.625%	6/6/2035	4,100	4,497
[9]	Studio City Co. Ltd.	7.000%	2/15/2027	240	240
[9]	Studio City Finance Ltd.	5.000%	1/15/2029	260	244
[5]	Toyota Motor Credit Corp.	4.600%	10/10/2031	3,460	3,455
[5]	Toyota Motor Credit Corp.	4.600%	3/11/2033	12,800	12,601
[9]	Vail Resorts Inc.	5.625%	7/15/2030	205	204
[9]	Vail Resorts Inc.	6.500%	5/15/2032	215	217
[5,11]	Volkswagen Bank GmbH	3.625%	10/2/2032	1,000	1,123
[9]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	9,170	9,146
[11]	Volkswagen International Finance NV	3.748%	Perpetual	2,500	2,861
[9]	Wayfair LLC	7.250%	10/31/2029	65	66
	Whirlpool Corp.	6.125%	6/15/2030	115	112
	Whirlpool Corp.	6.500%	6/15/2033	360	342
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	125	122
[9]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	135	133
[9]	Wynn Macau Ltd.	5.625%	8/26/2028	60	59
[9]	Wynn Macau Ltd.	5.125%	12/15/2029	40	38
[9]	Wynn Macau Ltd.	6.750%	2/15/2034	260	253
[9]	ZF North America Capital Inc.	7.500%	3/24/2031	395	388
[9]	ZF North America Capital Inc.	6.875%	4/23/2032	30	29
					317,914
Consumer Staples (1.3%)
[9]	Albertsons Cos. Inc.	5.500%	3/31/2031	60	59
17

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Albertsons Cos. Inc.	6.250%	3/15/2033	365	368
[9]	Albertsons Cos. Inc.	5.750%	3/31/2034	360	352
	Altria Group Inc.	2.450%	2/4/2032	2,945	2,584
	Altria Group Inc.	5.800%	2/14/2039	2,000	2,008
	Altria Group Inc.	3.400%	2/4/2041	3,000	2,265
	Altria Group Inc.	5.375%	1/31/2044	325	302
	Altria Group Inc.	5.950%	2/14/2049	135	131
	Altria Group Inc.	4.450%	5/6/2050	300	234
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	6,230	6,331
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,117	1,042
	BAT Capital Corp.	3.557%	8/15/2027	3,471	3,433
	BAT Capital Corp.	4.906%	4/2/2030	625	632
	BAT Capital Corp.	6.343%	8/2/2030	6,845	7,305
	BAT Capital Corp.	4.742%	3/16/2032	9,360	9,322
	BAT Capital Corp.	4.625%	3/22/2033	14,255	13,948
	BAT Capital Corp.	4.390%	8/15/2037	12,490	11,350
	BAT Capital Corp.	7.079%	8/2/2043	4,745	5,220
	BAT Capital Corp.	4.540%	8/15/2047	1,952	1,581
	BAT Capital Corp.	5.650%	3/16/2052	1,890	1,752
	BAT Capital Corp.	7.081%	8/2/2053	8,730	9,658
[5,11]	BAT International Finance plc	2.000%	3/13/2045	1,200	919
[5,11]	British American Tobacco plc	3.750%	Perpetual	2,950	3,327
[9]	Energizer Holdings Inc.	4.750%	6/15/2028	429	422
[9]	Energizer Holdings Inc.	4.375%	3/31/2029	100	95
[9]	Energizer Holdings Inc.	6.000%	9/15/2033	230	216
[9,11]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	100	109
[9]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	245	240
[9]	Imperial Brands Finance plc	4.500%	6/30/2028	9,620	9,627
[9]	Imperial Brands Finance plc	6.375%	7/1/2055	4,830	4,789
	JBS NV	6.750%	3/15/2034	4,281	4,701
	JBS NV	7.250%	11/15/2053	7,540	8,286
	JBS NV	6.375%	2/25/2055	19,865	19,751
[9]	KeHE Distributors LLC	9.000%	2/15/2029	235	245
	Kraft Heinz Foods Co.	3.750%	4/1/2030	6,720	6,504
	Kraft Heinz Foods Co.	4.375%	6/1/2046	11,540	9,003
	Kraft Heinz Foods Co.	5.500%	6/1/2050	7,405	6,601
	Kroger Co.	5.500%	9/15/2054	8,300	7,711
[9]	Mars Inc.	5.000%	3/1/2032	3,705	3,749
[9]	Mars Inc.	5.200%	3/1/2035	13,733	13,858
[9]	Mars Inc.	5.700%	5/1/2055	17,407	16,969
[9]	Mars Inc.	5.800%	5/1/2065	11,155	10,948
[9]	Opal Bidco SAS	6.500%	3/31/2032	290	290
[9]	Performance Food Group Inc.	4.250%	8/1/2029	80	77
[9]	Performance Food Group Inc.	6.125%	9/15/2032	160	161
[9]	Performance Food Group Inc.	5.625%	3/1/2034	170	164
	Philip Morris International Inc.	4.250%	10/29/2032	16,265	15,788
	Philip Morris International Inc.	5.375%	2/15/2033	2,030	2,086
	Philip Morris International Inc.	4.875%	4/30/2035	10,345	10,185
	Philip Morris International Inc.	4.625%	10/29/2035	4,865	4,679
	Philip Morris International Inc.	6.375%	5/16/2038	7,000	7,639
	Philip Morris International Inc.	4.250%	11/10/2044	5,280	4,373
[9]	Post Holdings Inc.	6.250%	2/15/2032	95	96
[9]	Post Holdings Inc.	6.375%	3/1/2033	115	113
[9]	Post Holdings Inc.	6.250%	10/15/2034	45	44
[9]	Post Holdings Inc.	6.500%	3/15/2036	250	245
	Sysco Corp.	4.400%	7/25/2031	1,195	1,158
	Sysco Corp.	4.950%	3/25/2036	4,265	4,068
	Tyson Foods Inc.	3.550%	6/2/2027	10,800	10,698
	Tyson Foods Inc.	4.950%	2/20/2036	2,890	2,824
[9]	US Foods Inc.	6.875%	9/15/2028	25	26
[9]	US Foods Inc.	4.750%	2/15/2029	89	88
[9]	US Foods Inc.	5.750%	4/15/2033	105	105
					272,854
Energy (2.3%)
[9]	Antero Midstream Partners LP	6.625%	2/1/2032	125	128
[9]	Antero Midstream Partners LP	5.750%	10/15/2033	170	168
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	315	320
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	140	142
	Baker Hughes Holdings LLC	4.650%	6/15/2033	15,690	15,447
18

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC	5.850%	6/15/2056	10,870	10,626
[9]	Blue Racer Midstream LLC	7.000%	7/15/2029	135	139
[9]	Blue Racer Midstream LLC	7.250%	7/15/2032	70	73
	Boardwalk Pipelines LP	4.800%	5/3/2029	1,808	1,816
	BP Capital Markets America Inc.	3.060%	6/17/2041	3,333	2,511
	BP Capital Markets America Inc.	2.939%	6/4/2051	5,601	3,529
[9]	California Resources Corp.	7.000%	1/15/2034	250	252
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	650	567
	Cenovus Energy Inc.	5.400%	6/15/2047	595	538
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	705	685
[9]	Cheniere Energy Inc.	5.200%	7/30/2036	9,080	8,980
[9]	Cheniere Energy Inc.	6.000%	7/30/2056	10,900	10,852
	Cheniere Energy Partners LP	3.250%	1/31/2032	2,800	2,550
	Cheniere Energy Partners LP	5.950%	6/30/2033	869	911
[9]	Chord Energy Corp.	6.000%	10/1/2030	140	142
[9]	Chord Energy Corp.	6.750%	3/15/2033	70	72
[9]	CNX Resources Corp.	7.250%	3/1/2032	185	190
[9]	CNX Resources Corp.	5.875%	3/1/2034	180	175
	ConocoPhillips Co.	4.300%	11/15/2044	265	222
	ConocoPhillips Co.	3.800%	3/15/2052	1,000	731
	ConocoPhillips Co.	5.300%	5/15/2053	1,985	1,836
	ConocoPhillips Co.	5.700%	9/15/2063	1,190	1,145
	Coterra Energy Inc.	5.400%	2/15/2035	12,460	12,505
[9]	Crescent Energy Finance LLC	7.750%	7/31/2029	70	71
	Devon Energy Corp.	5.600%	7/15/2041	200	194
	Devon Energy Corp.	5.750%	9/15/2054	12,570	11,819
[9]	Diamond Foreign Asset Co.	8.500%	10/1/2030	226	238
	Diamondback Energy Inc.	5.750%	4/18/2054	2,340	2,216
	Diamondback Energy Inc.	5.900%	4/18/2064	5,640	5,356
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	6,490	6,588
	Enbridge Inc.	3.125%	11/15/2029	450	429
	Enbridge Inc.	4.850%	3/27/2031	14,450	14,505
	Enbridge Inc.	5.450%	3/27/2036	18,080	18,252
	Enbridge Inc.	6.700%	11/15/2053	4,995	5,429
	Energy Transfer LP	4.400%	3/15/2027	7,404	7,401
	Energy Transfer LP	5.250%	4/15/2029	2,630	2,680
	Energy Transfer LP	3.750%	5/15/2030	1,420	1,373
	Energy Transfer LP	5.750%	2/15/2033	2,470	2,569
	Energy Transfer LP	6.050%	6/1/2041	700	701
	Energy Transfer LP	6.500%	2/1/2042	1,400	1,457
	Energy Transfer LP	5.300%	4/1/2044	1,825	1,635
	Energy Transfer LP	5.150%	3/15/2045	1,520	1,326
	Energy Transfer LP	6.250%	4/15/2049	400	392
	Energy Transfer LP	5.950%	5/15/2054	11,400	10,700
	Enterprise Products Operating LLC	5.200%	1/15/2036	3,690	3,710
	Enterprise Products Operating LLC	5.950%	2/1/2041	380	396
	Enterprise Products Operating LLC	4.850%	3/15/2044	2,400	2,166
	Enterprise Products Operating LLC	5.100%	2/15/2045	2,000	1,849
	EOG Resources Inc.	5.650%	12/1/2054	9,680	9,428
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	7.500%	6/1/2030	152	166
[9]	Excelerate Energy LP	8.000%	5/15/2030	115	120
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	4,262	4,146
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	16,265	14,400
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	6,580	5,579
	Genesis Energy LP	8.250%	1/15/2029	90	93
	Genesis Energy LP	8.000%	5/15/2033	105	109
	Genesis Energy LP	6.750%	3/15/2034	150	149
	Helmerich & Payne Inc.	4.650%	12/1/2027	665	665
	Helmerich & Payne Inc.	4.850%	12/1/2029	390	391
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,185	4,631
	Hess Corp.	7.875%	10/1/2029	3,382	3,777
	Hess Corp.	7.300%	8/15/2031	185	209
[9]	Hess Midstream Operations LP	6.500%	6/1/2029	80	82
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	190	190
[5]	KazMunayGas National Co. JSC	4.750%	4/19/2027	8,300	8,287
	Kinder Morgan Inc.	5.150%	6/1/2030	8,100	8,285
[9]	Kinetik Holdings LP	6.625%	12/15/2028	110	112
[9]	Kinetik Holdings LP	5.875%	6/15/2030	20	20
	Marathon Petroleum Corp.	5.150%	3/1/2030	15,710	16,032
19

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Matador Resources Co.	6.000%	4/15/2034	145	144
	MPLX LP	4.800%	2/15/2029	2,080	2,098
	NuStar Logistics LP	6.375%	10/1/2030	230	238
	Occidental Petroleum Corp.	7.500%	5/1/2031	1,165	1,297
	Occidental Petroleum Corp.	6.050%	10/1/2054	11,011	10,696
	ONEOK Inc.	5.650%	11/1/2028	3,725	3,825
	ONEOK Inc.	3.400%	9/1/2029	500	481
	ONEOK Inc.	5.800%	11/1/2030	301	313
[5]	OQ SAOC	5.125%	5/6/2028	2,073	2,068
	Petrobras Global Finance BV	5.125%	9/10/2030	22,451	21,978
[5]	Petronas Capital Ltd.	3.500%	4/21/2030	8,440	8,151
[5]	Petronas Capital Ltd.	4.950%	1/3/2031	10,180	10,386
[5]	Petronas Capital Ltd.	5.340%	4/3/2035	8,627	8,853
	Phillips 66 Co.	5.650%	6/15/2054	6,210	5,780
	Plains All American Pipeline LP	4.700%	1/15/2031	4,220	4,212
	Plains All American Pipeline LP	5.600%	1/15/2036	5,750	5,768
	Plains All American Pipeline LP	4.900%	2/15/2045	410	354
[9]	Rockies Express Pipeline LLC	6.750%	3/15/2033	50	51
[5]	SA Global Sukuk Ltd.	1.602%	6/17/2026	31,921	31,708
[5]	SA Global Sukuk Ltd.	4.125%	9/17/2030	14,800	14,260
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	5,360	5,338
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	5	5
[5]	Shell Finance US Inc.	4.550%	8/12/2043	500	440
[5]	Shell Finance US Inc.	4.375%	5/11/2045	500	425
[5]	Shell Finance US Inc.	3.750%	9/12/2046	550	420
[9]	Shell Finance US Inc.	3.125%	11/7/2049	1,300	861
[9]	SM Energy Co.	6.750%	8/1/2029	40	41
[9]	SM Energy Co.	8.625%	11/1/2030	40	42
[9]	SM Energy Co.	8.750%	7/1/2031	125	131
[9]	SM Energy Co.	7.000%	8/1/2032	230	235
[9]	SM Energy Co.	9.625%	6/15/2033	335	371
[9]	SM Energy Co.	6.625%	4/15/2034	225	225
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	161	167
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	50	51
	Suncor Energy Inc.	3.750%	3/4/2051	1,168	822
[9]	Sunoco LP	7.000%	9/15/2028	255	260
[9]	Sunoco LP	5.625%	3/15/2031	130	129
[9]	Sunoco LP	5.375%	7/15/2031	95	94
[9]	Sunoco LP	5.625%	7/15/2034	130	128
[9]	Sunoco LP	7.875%	Perpetual	195	199
[9]	Tallgrass Energy Partners LP	7.375%	2/15/2029	140	144
[9]	Tallgrass Energy Partners LP	6.000%	12/31/2030	125	124
[9]	Tallgrass Energy Partners LP	6.750%	3/15/2034	260	261
	Targa Resources Corp.	5.200%	7/1/2027	2,470	2,490
	Targa Resources Corp.	6.150%	3/1/2029	8,675	9,043
	Targa Resources Corp.	6.125%	3/15/2033	3,250	3,438
	Targa Resources Corp.	6.500%	3/30/2034	8,360	9,039
	Targa Resources Partners LP	4.875%	2/1/2031	1,500	1,498
[5,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	2,700	2,839
	TotalEnergies Capital SA	5.275%	9/10/2054	7,350	6,841
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	21,760	21,539
[5,11]	TotalEnergies SE	1.625%	Perpetual	3,000	3,343
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	700	697
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	900	954
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	75	75
[9]	Transocean International Ltd.	8.250%	5/15/2029	115	119
[9]	Transocean International Ltd.	8.750%	2/15/2030	119	124
[9]	Transocean International Ltd.	8.500%	5/15/2031	235	247
[9]	Transocean International Ltd.	7.875%	10/15/2032	90	96
[9]	Valaris Ltd.	8.375%	4/30/2030	205	212
	Valero Energy Corp.	5.150%	2/15/2030	6,060	6,188
[9]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	110	105
[9]	Venture Global LNG Inc.	9.500%	2/1/2029	400	433
[9]	Venture Global LNG Inc.	8.375%	6/1/2031	65	68
[9]	Venture Global LNG Inc.	9.875%	2/1/2032	315	338
[9]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	65	67
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	160	167
[9]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	625	650
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	170	180
	Western Midstream Operating LP	4.500%	3/1/2028	1,198	1,199
20

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	4.750%	8/15/2028	2,614	2,623
	Williams Cos. Inc.	5.650%	3/15/2033	7,280	7,531
	Williams Cos. Inc.	6.300%	4/15/2040	200	212
	Williams Cos. Inc.	5.100%	9/15/2045	535	484
					483,990
Financials (11.1%)
[9]	200 Park Funding Trust	5.740%	2/15/2055	9,253	8,887
	AerCap Ireland Capital DAC	4.875%	4/1/2028	10,852	10,931
	AerCap Ireland Capital DAC	4.375%	11/15/2030	7,665	7,529
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,700	2,157
[9]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	44	44
[9]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	50	49
[11]	Allianz SE	1.301%	9/25/2049	1,500	1,594
	Ally Financial Inc.	5.737%	5/15/2029	3,339	3,391
	American Express Co.	5.085%	1/30/2031	7,710	7,843
	American Express Co.	5.442%	1/30/2036	5,505	5,602
[9]	AmWINS Group Inc.	6.375%	2/15/2029	165	166
[9]	AmWINS Group Inc.	4.875%	6/30/2029	80	77
	Aon Global Ltd.	4.600%	6/14/2044	478	405
	Aon Global Ltd.	4.750%	5/15/2045	505	435
	Aon North America Inc.	5.150%	3/1/2029	14,080	14,380
	Apollo Debt Solutions BDC	6.900%	4/13/2029	1,279	1,309
	Apollo Global Management Inc.	5.150%	8/12/2035	4,263	4,132
	Apollo Global Management Inc.	5.800%	5/21/2054	9,832	9,127
	Apollo Global Management Inc.	6.000%	12/15/2054	6,953	6,501
[9]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	15	15
	Ares Capital Corp.	5.875%	3/1/2029	4,370	4,402
	Ares Capital Corp.	5.950%	7/15/2029	5,059	5,087
	Ares Strategic Income Fund	5.700%	3/15/2028	5,956	5,951
	Ares Strategic Income Fund	6.350%	8/15/2029	1	1
[5,11]	Aroundtown SA	3.500%	5/13/2030	1,000	1,107
[11]	Artea Bankas AB	3.739%	10/7/2029	4,800	5,491
	Arthur J Gallagher & Co.	4.600%	12/15/2027	8,476	8,501
[11]	ASR Nederland NV	7.000%	12/7/2043	1,100	1,463
	Assurant Inc.	4.900%	3/27/2028	481	483
[9]	Asurion LLC	8.000%	12/31/2032	310	322
[9]	Asurion LLC	8.375%	2/1/2034	275	268
[5,12]	Athene Global Funding	5.146%	11/1/2029	1,500	1,946
	Athene Holding Ltd.	3.450%	5/15/2052	3,444	2,097
	Athene Holding Ltd.	6.250%	4/1/2054	3,191	2,931
	Athene Holding Ltd.	6.625%	10/15/2054	3,934	3,630
[11]	Athora Holding Ltd.	6.625%	6/16/2028	6,608	7,952
[11]	Athora Holding Ltd.	5.875%	9/10/2034	2,400	2,808
[11]	Athora Netherlands NV	5.375%	8/31/2032	4,000	4,680
[9]	Aviation Capital Group LLC	4.875%	1/28/2033	8,790	8,479
[5,11]	AXA SA	1.375%	10/7/2041	2,000	2,032
	Banco Santander SA	6.527%	11/7/2027	4,800	4,861
	Banco Santander SA	5.588%	8/8/2028	3,000	3,071
	Banco Santander SA	6.607%	11/7/2028	2,000	2,102
	Banco Santander SA	6.921%	8/8/2033	2,000	2,158
[5]	Bank of America Corp.	3.705%	4/24/2028	244	242
[5]	Bank of America Corp.	3.970%	3/5/2029	3,495	3,464
	Bank of America Corp.	5.202%	4/25/2029	3,679	3,731
[5]	Bank of America Corp.	2.087%	6/14/2029	8,590	8,169
	Bank of America Corp.	5.162%	1/24/2031	1,161	1,183
[5]	Bank of America Corp.	2.972%	2/4/2033	9,430	8,535
	Bank of America Corp.	5.744%	2/12/2036	21,400	21,772
[5]	Bank of America Corp.	4.078%	4/23/2040	5,429	4,718
[5]	Bank of America Corp.	2.676%	6/19/2041	4,700	3,368
	Bank of America Corp.	3.311%	4/22/2042	1,700	1,295
[5,11]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	3,300	3,714
	Bank of New York Mellon Corp.	5.060%	7/22/2032	6,097	6,213
[5]	Bank of New York Mellon Corp.	6.474%	10/25/2034	6,270	6,859
	Bank of New York Mellon Corp.	5.316%	6/6/2036	20,371	20,633
	Bank of Nova Scotia	4.247%	2/2/2030	27,620	27,360
[11]	Banque Federative du Credit Mutuel SA	4.000%	1/15/2035	2,000	2,294
	Barclays plc	7.385%	11/2/2028	2,000	2,083
	Barclays plc	5.086%	2/25/2029	9,003	9,076
	Barclays plc	7.437%	11/2/2033	2,309	2,580
21

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,11]	Barclays plc	4.973%	5/31/2036	2,200	2,604
	Barclays plc	5.207%	2/24/2037	10,100	9,773
[5,11]	Barclays plc	4.616%	3/26/2037	3,700	4,289
	Barclays plc	3.330%	11/24/2042	4,060	3,005
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	832	875
[9]	Block Inc.	5.625%	8/15/2030	145	144
	Block Inc.	6.500%	5/15/2032	305	307
[9]	Block Inc.	6.000%	8/15/2033	85	84
[9]	BNP Paribas SA	5.283%	11/19/2030	7,830	7,952
[9]	BNP Paribas SA	4.916%	1/15/2034	22,435	21,942
[12]	BPCE SA	2.500%	11/30/2032	6,100	7,689
[9]	Bread Financial Holdings Inc.	6.750%	5/15/2031	180	179
	Brown & Brown Inc.	4.700%	6/23/2028	4,167	4,180
[9]	Burford Capital Global Finance LLC	8.500%	1/15/2034	45	38
	Capital One Financial Corp.	5.700%	2/1/2030	4,823	4,947
	Capital One Financial Corp.	3.273%	3/1/2030	5,000	4,814
[5]	Capital One Financial Corp.	7.624%	10/30/2031	9,280	10,250
	Capital One Financial Corp.	6.051%	2/1/2035	3,515	3,635
	Capital One Financial Corp.	6.183%	1/30/2036	10,276	10,442
	Capital One Financial Corp.	5.197%	9/11/2036	8,969	8,695
	Capital One Financial Corp.	5.399%	1/30/2037	36,760	36,073
	Carlyle Group Inc.	5.050%	9/19/2035	3,683	3,562
	Charles Schwab Corp.	6.136%	8/24/2034	11,861	12,620
[12]	Chesnara plc	4.750%	8/4/2032	700	853
[9]	Citadel Finance LLC	5.900%	2/10/2030	6,000	6,040
	Citigroup Inc.	4.450%	9/29/2027	1,907	1,907
	Citigroup Inc.	4.643%	5/7/2028	58,707	58,797
[5]	Citigroup Inc.	4.075%	4/23/2029	2,243	2,225
	Citigroup Inc.	4.542%	9/19/2030	28,220	28,123
[5]	Citigroup Inc.	2.666%	1/29/2031	340	315
	Citigroup Inc.	6.174%	5/25/2034	5,040	5,220
	Citigroup Inc.	5.827%	2/13/2035	6,040	6,117
	Citigroup Inc.	6.020%	1/24/2036	7,220	7,378
[5]	Citigroup Inc.	3.878%	1/24/2039	1,500	1,292
	Citigroup Inc.	4.650%	7/30/2045	2,316	2,025
	Citigroup Inc.	4.650%	7/23/2048	1,000	847
[5,12]	Close Brothers Finance plc	1.625%	12/3/2030	4,161	4,555
[12]	Close Brothers Group plc	7.750%	6/14/2028	5,536	7,572
	Corebridge Financial Inc.	3.850%	4/5/2029	4,020	3,926
	Corebridge Financial Inc.	3.900%	4/5/2032	2,410	2,260
	Corebridge Financial Inc.	4.350%	4/5/2042	2,260	1,860
	Corebridge Financial Inc.	4.400%	4/5/2052	3,630	2,818
[9]	Credit Acceptance Corp.	6.625%	3/15/2030	175	171
[9]	Credit Agricole SA	4.631%	9/11/2028	3,940	3,942
[9]	Danske Bank A/S	5.427%	3/1/2028	3,220	3,250
[9]	Danske Bank A/S	4.999%	3/27/2032	24,690	24,744
	Deutsche Bank AG	7.079%	2/10/2034	2,000	2,138
[5,11]	Deutsche Bank AG	4.450%	5/15/2041	3,100	3,440
[5,11]	Deutsche Pfandbriefbank AG	4.000%	1/27/2028	2,352	2,696
[5,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	11,400	13,115
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	3,800	4,343
	Equitable Holdings Inc.	5.000%	4/20/2048	197	170
[5,11]	Eurobank SA	4.000%	2/7/2036	1,500	1,687
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	1,500	995
	Fifth Third Bancorp	3.950%	3/14/2028	8,025	7,969
	Fifth Third Bancorp	6.339%	7/27/2029	17,515	18,161
	Fifth Third Bancorp	4.895%	9/6/2030	8,310	8,338
[9]	Focus Financial Partners LLC	6.750%	9/15/2031	105	104
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	20	20
[9]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	185	173
[9]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	75	74
[9]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	100	94
[5,11]	GA Global Funding Trust	3.750%	6/20/2032	1,800	1,971
[5,11]	GA Global Funding Trust	4.133%	9/16/2035	4,600	4,984
	GATX Corp.	4.550%	11/7/2028	464	466
	GATX Corp.	4.700%	4/1/2029	1,088	1,090
[9]	GGAM Finance Ltd.	8.000%	2/15/2027	130	131
[9]	Global Atlantic Fin Co.	7.950%	6/15/2033	9,639	10,355
[9]	Global Atlantic Fin Co.	6.750%	3/15/2054	6,530	6,109
	Goldman Sachs Group Inc.	4.692%	10/23/2030	8,160	8,166
22

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Goldman Sachs Group Inc.	4.369%	10/21/2031	2,355	2,309
	Goldman Sachs Group Inc.	6.750%	10/1/2037	4,000	4,312
[5]	Goldman Sachs Group Inc.	4.411%	4/23/2039	5,128	4,593
	Goldman Sachs Group Inc.	3.210%	4/22/2042	3,500	2,594
[5]	Goldman Sachs Group Inc.	4.800%	7/8/2044	2,280	2,012
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,580	1,369
	Goldman Sachs Group Inc.	5.561%	11/19/2045	30,260	29,059
	Golub Capital Private Credit Fund	5.875%	5/1/2030	6,890	6,763
[5,11]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	2,700	3,159
[11]	Grand City Properties Finance Sarl	4.750%	Perpetual	3,000	3,217
[11]	Helvetia Europe SA	2.750%	9/30/2041	5,398	5,794
[9]	Howden UK Refinance plc	7.250%	2/15/2031	85	86
[9]	Howden UK Refinance plc	8.125%	2/15/2032	300	281
[9]	HPS Corporate Lending Fund	4.900%	9/11/2028	16,589	16,159
	HPS Corporate Lending Fund	5.950%	4/14/2032	4,880	4,716
	HSBC Holdings plc	5.130%	11/19/2028	8,159	8,223
[5]	HSBC Holdings plc	4.583%	6/19/2029	348	348
[5]	HSBC Holdings plc	3.973%	5/22/2030	9,998	9,778
	HSBC Holdings plc	4.619%	11/6/2031	26,239	25,881
	HSBC Holdings plc	2.804%	5/24/2032	4,624	4,156
	HSBC Holdings plc	5.279%	3/10/2037	1,243	1,220
	HSBC Holdings plc	6.332%	3/9/2044	2,000	2,106
	HSBC USA Inc.	4.650%	6/3/2028	7,739	7,786
[9]	HUB International Ltd.	7.250%	6/15/2030	45	46
[9]	HUB International Ltd.	7.375%	1/31/2032	45	46
	Huntington Bancshares Inc.	6.208%	8/21/2029	18,440	19,119
	Huntington Bancshares Inc.	5.709%	2/2/2035	7,111	7,257
	Huntington Bancshares Inc.	2.487%	8/15/2036	3,140	2,693
	Huntington Bancshares Inc.	5.605%	1/28/2041	8,780	8,572
	Huntington National Bank	4.871%	4/12/2028	12,942	12,983
	Intercontinental Exchange Inc.	3.625%	9/1/2028	2,460	2,423
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,496	957
	Intercontinental Exchange Inc.	4.950%	6/15/2052	449	397
	Intercontinental Exchange Inc.	3.000%	9/15/2060	1,000	578
	Intercontinental Exchange Inc.	5.200%	6/15/2062	2,675	2,378
[5,11]	IWG US Finance LLC	6.500%	6/28/2030	519	637
[11]	IWG US Finance LLC	5.125%	5/14/2032	3,900	4,468
[11]	JAB Holdings BV	4.375%	4/25/2034	4,500	5,208
	JPMorgan Chase & Co.	4.505%	10/22/2028	15,720	15,737
	JPMorgan Chase & Co.	2.069%	6/1/2029	9,210	8,762
	JPMorgan Chase & Co.	6.087%	10/23/2029	5,300	5,508
	JPMorgan Chase & Co.	4.603%	10/22/2030	9,880	9,899
	JPMorgan Chase & Co.	5.140%	1/24/2031	14,880	15,144
	JPMorgan Chase & Co.	5.576%	7/23/2036	27,973	28,347
	JPMorgan Chase & Co.	4.898%	1/22/2037	16,325	15,970
	JPMorgan Chase & Co.	5.193%	2/5/2037	60,210	59,117
	JPMorgan Chase & Co.	6.400%	5/15/2038	2,400	2,639
	JPMorgan Chase & Co.	3.157%	4/22/2042	3,510	2,634
[5]	JPMorgan Chase & Co.	3.964%	11/15/2048	335	260
	Keybank National Association	5.000%	1/26/2033	3,075	3,035
	KeyCorp	6.401%	3/6/2035	171	181
	KKR & Co. Inc.	5.100%	8/7/2035	2,383	2,303
[5,11]	Kommunalkredit Austria AG	5.250%	3/28/2029	9,200	10,956
	M&T Bank Corp.	7.413%	10/30/2029	9,738	10,400
	M&T Bank Corp.	5.179%	7/8/2031	8,251	8,333
	M&T Bank Corp.	6.082%	3/13/2032	4,756	4,983
	M&T Bank Corp.	5.053%	1/27/2034	2,751	2,714
	M&T Bank Corp.	5.400%	7/30/2035	9,601	9,570
[5]	M&T Bank Corp.	5.385%	1/16/2036	979	971
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	3,887	3,830
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	5,125	5,152
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	9,440	9,465
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	2,000	1,763
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	4,000	3,913
	MetLife Inc.	4.875%	11/13/2043	2,000	1,787
	MetLife Inc.	5.000%	7/15/2052	2,000	1,766
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	10,655	10,504
	Morgan Stanley	3.950%	4/23/2027	3,307	3,287
[5]	Morgan Stanley	5.652%	4/13/2028	2,756	2,788
[5]	Morgan Stanley	3.591%	7/22/2028	6,241	6,167
23

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.123%	2/1/2029	3,150	3,185
	Morgan Stanley	4.654%	10/18/2030	15,500	15,489
	Morgan Stanley	5.230%	1/15/2031	13,784	13,999
[5]	Morgan Stanley	4.356%	10/22/2031	46,233	45,321
[5]	Morgan Stanley	2.511%	10/20/2032	6,770	5,979
	Morgan Stanley	4.889%	7/20/2033	2,000	1,989
	Morgan Stanley	6.627%	11/1/2034	4,000	4,352
	Morgan Stanley	5.831%	4/19/2035	18,370	19,067
	Morgan Stanley	5.587%	1/18/2036	12,790	13,046
	Morgan Stanley	5.664%	4/17/2036	14,020	14,352
	Morgan Stanley	5.073%	1/30/2037	20,454	20,033
	Morgan Stanley	5.948%	1/19/2038	4,457	4,568
	Morgan Stanley	5.314%	1/18/2041	8,700	8,394
	Morgan Stanley	3.217%	4/22/2042	1,000	753
	Morgan Stanley	6.375%	7/24/2042	1,000	1,071
[5]	Morgan Stanley Bank NA	4.952%	1/14/2028	10,650	10,690
[5]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	51,810	51,271
	Nasdaq Inc.	5.350%	6/28/2028	3,165	3,231
	Nasdaq Inc.	3.950%	3/7/2052	6,526	4,788
[9]	National Australia Bank Ltd.	2.990%	5/21/2031	3,510	3,192
	National Bank of Canada	4.950%	2/1/2028	24,960	25,067
[5]	NatWest Group plc	3.073%	5/22/2028	1,175	1,156
[5]	NatWest Group plc	4.892%	5/18/2029	3,400	3,423
	NatWest Group plc	5.115%	5/23/2031	2,450	2,475
[5,11]	NatWest Group plc	1.043%	9/14/2032	2,500	2,790
	Navient Corp.	4.875%	3/15/2028	20	19
	Navient Corp.	9.375%	7/25/2030	80	78
[7,9]	Nippon Life Insurance Co.	5.046%	4/2/2033	3,655	3,658
[11]	Nippon Life Insurance Co.	4.114%	1/23/2055	1,200	1,331
[5,11]	Nippon Life Insurance Co.	4.165%	9/2/2055	1,200	1,332
	Nomura Holdings Inc.	5.594%	7/2/2027	9,658	9,779
	Northern Trust Corp.	4.150%	11/19/2030	8,449	8,379
	Northern Trust Corp.	5.117%	11/19/2040	8,762	8,538
[11]	Nykredit Realkredit A/S	4.000%	4/24/2035	1,500	1,725
[5,11]	Oldenburgische Landesbank AG	8.000%	4/24/2034	1,200	1,521
[5,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,900	2,442
[9]	Omnis Funding Trust	6.722%	5/15/2055	5,390	5,437
	OneMain Finance Corp.	3.500%	1/15/2027	305	300
	OneMain Finance Corp.	6.125%	5/15/2030	65	64
	OneMain Finance Corp.	6.500%	3/15/2033	175	167
	OneMain Finance Corp.	6.750%	9/15/2033	140	135
[9]	Panther Escrow Issuer LLC	7.125%	6/1/2031	130	130
[12]	Pension Insurance Corp. plc	4.625%	5/7/2031	1,000	1,239
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	8	8
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	315	317
	Pinnacle Bank	5.625%	2/15/2028	2,000	2,022
	Pinnacle Bank	5.957%	1/15/2036	4,825	4,781
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	13,078	13,336
	PNC Financial Services Group Inc.	5.492%	5/14/2030	18,950	19,489
	PNC Financial Services Group Inc.	6.875%	10/20/2034	7,500	8,276
	PNC Financial Services Group Inc.	5.575%	1/29/2036	16,800	17,163
	PNC Financial Services Group Inc.	5.423%	1/25/2041	11,320	11,109
	Progressive Corp.	4.600%	3/26/2031	1,700	1,703
	Progressive Corp.	5.150%	3/26/2036	18,080	18,124
[9]	Protective Life Corp.	4.300%	9/30/2028	85	85
[5]	Prudential Financial Inc.	3.000%	3/10/2040	3,000	2,268
	Prudential Financial Inc.	3.935%	12/7/2049	2,530	1,884
[5]	Prudential Financial Inc.	4.350%	2/25/2050	500	401
[5]	Prudential Financial Inc.	3.700%	3/13/2051	1,000	715
	Prudential Financial Inc.	6.500%	3/15/2054	3,550	3,621
[5,11]	Public Property Invest A/S	4.625%	3/12/2030	13,109	15,351
[5,11]	Public Property Invest A/S	4.375%	10/1/2032	3,100	3,521
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	13,000	14,772
	Regions Financial Corp.	5.722%	6/6/2030	26,898	27,601
	Regions Financial Corp.	5.502%	9/6/2035	12,530	12,546
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	2,536	2,587
[9]	Rocket Cos. Inc.	6.500%	8/1/2029	110	111
[9]	Rocket Cos. Inc.	6.125%	8/1/2030	150	151
[9]	Rocket Cos. Inc.	7.125%	2/1/2032	87	90
[9]	Rocket Cos. Inc.	6.375%	8/1/2033	210	212
24

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Rocket Mortgage LLC	2.875%	10/15/2026	150	148
[9]	Rocket Mortgage LLC	3.875%	3/1/2031	135	125
[5]	Royal Bank of Canada	4.650%	10/18/2030	12,580	12,609
[9]	Ryan Specialty LLC	5.875%	8/1/2032	205	203
	Santander UK Group Holdings plc	4.320%	9/22/2029	19,358	19,178
[12]	Scottish Widows Ltd.	7.000%	6/16/2043	1,300	1,724
[9]	Shift4 Payments LLC	6.750%	8/15/2032	195	192
[5,11]	Shift4 Payments LLC	5.500%	5/15/2033	100	109
	Sixth Street Lending Partners	6.125%	7/15/2030	10,940	10,887
	State Street Corp.	4.834%	4/24/2030	14,665	14,896
	State Street Corp.	4.784%	10/23/2036	14,771	14,347
	Suci Second Investment Co.	4.375%	9/10/2027	37,530	37,345
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	6,500	6,629
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	13,145	13,011
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	6,660	6,560
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	16,015	15,474
[9]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	40,000	39,731
[9]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	35,830	35,401
	Toronto-Dominion Bank	4.783%	12/17/2029	15,730	15,913
[11]	Triodos Bank NV	4.875%	9/12/2029	15,400	18,052
[5,11]	Triodos Bank NV	2.250%	2/5/2032	9,000	10,215
[5]	Truist Bank	4.144%	1/27/2029	10,350	10,298
[5]	Truist Financial Corp.	5.071%	5/20/2031	22,556	22,801
	UBS Americas Inc.	7.125%	7/15/2032	7,380	8,243
[9]	UBS Group AG	4.253%	3/23/2028	3,370	3,358
[9]	UBS Group AG	3.869%	1/12/2029	12,060	11,922
[9]	UBS Group AG	4.151%	12/23/2029	29,615	29,286
[9]	UBS Group AG	5.617%	9/13/2030	7,370	7,590
[9]	UBS Group AG	4.398%	9/23/2031	15,705	15,422
[9]	UBS Group AG	3.091%	5/14/2032	5,980	5,479
[9]	UBS Group AG	4.844%	11/6/2033	12,715	12,488
[9]	UBS Group AG	5.580%	5/9/2036	17,135	17,366
[9]	UBS Group AG	5.010%	3/23/2037	20,119	19,428
	US Bancorp	5.775%	6/12/2029	21,830	22,445
	US Bancorp	5.083%	5/15/2031	11,984	12,151
[5]	US Bancorp	4.967%	7/22/2033	63	62
	US Bancorp	5.850%	10/21/2033	941	988
	US Bancorp	4.839%	2/1/2034	4,700	4,646
	US Bancorp	5.836%	6/12/2034	6,120	6,389
[12]	Utmost Group plc	4.000%	12/15/2031	450	532
[9]	UWM Holdings LLC	6.625%	2/1/2030	45	42
[5,11]	Viridium Group Sarl	4.375%	11/16/2035	500	536
[11]	Volksbank Wien AG	5.750%	6/21/2034	2,600	3,074
[11]	Volksbank Wien AG	5.500%	12/4/2035	4,600	5,396
[5]	Wells Fargo & Co.	3.584%	5/22/2028	4,354	4,311
[5]	Wells Fargo & Co.	2.393%	6/2/2028	8,410	8,209
	Wells Fargo & Co.	6.303%	10/23/2029	9,680	10,085
[5]	Wells Fargo & Co.	5.557%	7/25/2034	5,223	5,349
	Wells Fargo & Co.	6.491%	10/23/2034	6,620	7,159
	Wells Fargo & Co.	4.960%	1/23/2037	34,260	33,376
[5]	Wells Fargo & Co.	3.068%	4/30/2041	2,750	2,065
	Wells Fargo & Co.	5.375%	11/2/2043	2,550	2,386
[5]	Wells Fargo & Co.	4.400%	6/14/2046	750	599
	Wells Fargo & Co.	5.433%	1/23/2047	23,700	22,435
[5]	Wells Fargo & Co.	5.013%	4/4/2051	450	397
[5]	Wells Fargo & Co.	4.611%	4/25/2053	750	622
	Westpac Banking Corp.	2.963%	11/16/2040	1,175	868
[9]	WEX Inc.	6.500%	3/15/2033	70	69
	Willis North America Inc.	3.875%	9/15/2049	680	492
[11]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	3,400	3,473
[11]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	1,600	1,778
					2,320,942
Health Care (2.5%)
[9]	1261229 BC Ltd.	10.000%	4/15/2032	260	265
	Abbott Laboratories	4.300%	3/15/2033	57,895	56,657
	Abbott Laboratories	5.600%	3/15/2066	16,745	16,326
	AbbVie Inc.	4.400%	3/15/2033	30,680	30,077
	AbbVie Inc.	4.050%	11/21/2039	8,632	7,576
	AbbVie Inc.	5.650%	3/15/2066	10,065	9,797
25

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Allina Health System	3.887%	4/15/2049	1,135	873
	Amgen Inc.	4.850%	2/19/2036	10,160	9,978
	Amgen Inc.	3.150%	2/21/2040	2,250	1,748
	Amgen Inc.	4.950%	10/1/2041	8,375	7,746
	Amgen Inc.	5.650%	3/2/2053	6,000	5,807
	Amgen Inc.	5.650%	2/19/2056	11,180	10,815
	Amgen Inc.	5.750%	3/2/2063	1,740	1,672
	Augusta SpinCo Corp.	4.945%	3/23/2033	9,640	9,604
[9]	Bausch + Lomb Corp.	8.375%	10/1/2028	19	20
[5,11]	Bayer AG	1.375%	7/6/2032	1,500	1,488
[5,11]	Bayer AG	6.625%	9/25/2083	6,000	7,198
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	3,635	2,363
[9]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	70	69
	Cardinal Health Inc.	5.750%	11/15/2054	16,320	15,931
	Cencora Inc.	4.600%	2/13/2033	2,850	2,800
	Cencora Inc.	4.300%	12/15/2047	3,400	2,800
[5]	CHRISTUS Health	4.341%	7/1/2028	200	199
	Cigna Group	3.400%	3/15/2050	1,550	1,060
[5]	City of Hope	4.378%	8/15/2048	80	65
[9]	Community Health Systems Inc.	10.875%	1/15/2032	109	117
[9]	Community Health Systems Inc.	9.750%	1/15/2034	245	254
	CVS Health Corp.	4.780%	3/25/2038	21,147	19,479
[9]	DaVita Inc.	4.625%	6/1/2030	115	111
[9]	DaVita Inc.	3.750%	2/15/2031	165	151
[9]	DaVita Inc.	6.875%	9/1/2032	210	215
[9]	DaVita Inc.	6.750%	7/15/2033	35	36
	Elevance Health Inc.	5.150%	6/15/2029	4,745	4,834
	Elevance Health Inc.	3.125%	5/15/2050	1,000	641
	Elevance Health Inc.	6.100%	10/15/2052	2,085	2,093
	Elevance Health Inc.	5.700%	2/15/2055	8,568	8,100
	Elevance Health Inc.	5.700%	9/15/2055	8,530	8,145
[9]	Endo Finance Holdings LP	8.500%	4/15/2031	140	147
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	5,985	6,023
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	5,550	5,660
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	9,040	8,874
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	7,585	8,056
[9]	GENMAB A/S	6.250%	12/15/2032	205	210
	Gilead Sciences Inc.	4.150%	3/1/2047	1,660	1,344
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	14,618	12,646
	HCA Inc.	5.000%	3/1/2028	2,960	2,991
	HCA Inc.	5.250%	3/1/2030	5,650	5,761
	HCA Inc.	5.450%	4/1/2031	80	82
	HCA Inc.	4.600%	11/15/2032	8,440	8,213
	HCA Inc.	5.450%	9/15/2034	1,555	1,569
	HCA Inc.	5.750%	3/1/2035	1,555	1,599
	HCA Inc.	4.900%	11/15/2035	6,985	6,757
	HCA Inc.	4.625%	3/15/2052	2,595	2,065
[9]	IQVIA Inc.	6.250%	6/1/2032	255	259
[9]	LifePoint Health Inc.	11.000%	10/15/2030	55	59
	McKesson Corp.	4.950%	5/30/2032	44,330	44,992
[9]	Medline Borrower LP	6.250%	4/1/2029	75	76
[9]	Medline Borrower LP	5.250%	10/1/2029	85	84
	Medtronic Inc.	4.625%	3/15/2045	305	272
	Merck & Co. Inc.	4.450%	12/4/2032	5,988	5,946
	Merck & Co. Inc.	5.150%	5/17/2063	4,260	3,818
	Novartis Capital Corp.	4.100%	3/16/2029	25,550	25,524
	Novartis Capital Corp.	4.600%	3/18/2033	21,520	21,430
	Novartis Capital Corp.	4.900%	3/18/2036	10,310	10,285
	Novartis Capital Corp.	5.700%	3/18/2056	11,885	11,961
[9]	Organon & Co.	4.125%	4/30/2028	243	236
[9]	Organon & Co.	6.750%	5/15/2034	240	213
	Pfizer Inc.	4.500%	11/15/2032	9,855	9,769
	Pfizer Inc.	5.700%	11/15/2065	12,465	12,033
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	8,000	7,430
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	4,920	4,465
	Quest Diagnostics Inc.	4.200%	6/30/2029	3,006	2,988
[9]	Radiology Partners Inc.	8.500%	7/15/2032	190	193
[5,11]	RAY Financing LLC	6.500%	7/15/2031	100	115
	Revvity Inc.	3.300%	9/15/2029	8	8
[9]	Star Parent Inc.	9.000%	10/1/2030	115	119
26

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	8	7
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	355	233
	Tenet Healthcare Corp.	4.250%	6/1/2029	118	115
	Tenet Healthcare Corp.	4.375%	1/15/2030	45	44
	Tenet Healthcare Corp.	6.125%	6/15/2030	50	50
	Tenet Healthcare Corp.	6.750%	5/15/2031	150	153
[9]	Tenet Healthcare Corp.	5.500%	11/15/2032	380	377
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	136	135
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	85	85
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	150	154
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	109	81
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	100	101
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	17,730	17,512
	UnitedHealth Group Inc.	4.250%	1/15/2029	70	70
	UnitedHealth Group Inc.	4.650%	1/15/2031	13,130	13,194
	UnitedHealth Group Inc.	5.300%	6/15/2035	4,225	4,310
	UnitedHealth Group Inc.	2.750%	5/15/2040	850	617
	UnitedHealth Group Inc.	4.950%	5/15/2062	10,000	8,381
	UnitedHealth Group Inc.	6.050%	2/15/2063	2,855	2,852
	UnitedHealth Group Inc.	5.200%	4/15/2063	2,920	2,544
	Zoetis Inc.	4.700%	2/1/2043	1,820	1,622
					534,019
Industrials (1.8%)
[9]	Air Canada	3.875%	8/15/2026	390	388
[9]	Allison Transmission Inc.	4.750%	10/1/2027	200	199
[9]	Allison Transmission Inc.	5.875%	12/1/2033	95	94
[9]	American Airlines Inc.	5.500%	4/20/2026	38	38
[9]	American Airlines Inc.	7.250%	2/15/2028	103	104
[9]	American Airlines Inc.	5.750%	4/20/2029	918	911
[9]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	80	79
[9]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	115	109
	Amphenol Corp.	3.800%	11/15/2027	7,166	7,126
	Amphenol Corp.	3.900%	11/15/2028	3,574	3,546
	Amphenol Corp.	4.125%	11/15/2030	5,961	5,872
	Amphenol Corp.	4.400%	2/15/2033	3,232	3,154
	Amphenol Corp.	4.625%	2/15/2036	6,185	5,980
	Amphenol Corp.	5.300%	11/15/2055	3,514	3,299
[5,14]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	3,900	2,563
	Boeing Co.	5.040%	5/1/2027	25,060	25,193
	Boeing Co.	6.298%	5/1/2029	590	620
	Boeing Co.	5.150%	5/1/2030	3,745	3,802
	Boeing Co.	6.528%	5/1/2034	17,723	19,306
	Boeing Co.	6.858%	5/1/2054	17,030	18,737
	Boeing Co.	5.930%	5/1/2060	4,500	4,332
	Boeing Co.	7.008%	5/1/2064	4,800	5,308
[9]	Bombardier Inc.	7.250%	7/1/2031	90	94
[9]	Bombardier Inc.	7.000%	6/1/2032	90	93
[9]	Bombardier Inc.	6.750%	6/15/2033	45	47
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	5,800	6,021
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,000	918
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	3,646	3,512
	Canadian Pacific Railway Co.	4.800%	8/1/2045	3,540	3,160
	Canadian Pacific Railway Co.	3.500%	5/1/2050	2,841	2,008
	Canadian Pacific Railway Co.	5.500%	3/15/2056	7,810	7,468
[9]	Chart Industries Inc.	7.500%	1/1/2030	60	62
[9]	Chart Industries Inc.	9.500%	1/1/2031	40	42
[9]	Clean Harbors Inc.	5.750%	10/15/2033	200	200
	CSX Corp.	4.750%	11/15/2048	2,000	1,736
	CSX Corp.	3.800%	4/15/2050	900	669
	CSX Corp.	4.250%	11/1/2066	4,000	3,007
[9]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	1,650	1,682
	Delta Air Lines Inc.	3.750%	10/28/2029	228	220
	Eaton Capital ULC	4.450%	5/9/2030	4,230	4,230
	Eaton Corp.	4.200%	3/6/2031	2,710	2,672
	Eaton Corp.	4.500%	3/6/2033	3,380	3,332
	Eaton Corp.	5.450%	3/6/2056	5,243	5,067
[9]	Enpro Inc.	6.125%	6/1/2033	105	106
[9]	Entegris Inc.	5.950%	6/15/2030	865	873
[9]	ERAC USA Finance LLC	7.000%	10/15/2037	16,747	19,095
27

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	1,370	1,353
[9]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	11,300	11,102
[9]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	9,140	8,913
[9]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	10,760	10,402
[9]	Gates Corp.	6.875%	7/1/2029	85	87
	GE Vernova Inc.	4.250%	2/4/2031	5,176	5,112
	GE Vernova Inc.	5.500%	2/4/2056	11,332	10,897
[9]	Genesee & Wyoming Inc.	6.250%	4/15/2032	180	182
[9]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	175	172
[9]	Herc Holdings Inc.	6.625%	6/15/2029	100	102
[9]	Herc Holdings Inc.	7.000%	6/15/2030	95	98
[9]	Herc Holdings Inc.	5.750%	3/15/2031	125	123
[9]	Herc Holdings Inc.	7.250%	6/15/2033	35	36
[9]	Herc Holdings Inc.	6.000%	3/15/2034	75	72
[9]	Honeywell Aerospace Inc.	4.600%	3/16/2033	10,451	10,325
[9]	Honeywell Aerospace Inc.	5.622%	3/16/2046	19,082	18,791
[9]	Honeywell Aerospace Inc.	5.732%	3/16/2056	15,332	15,159
[9]	Honeywell Aerospace Inc.	5.852%	3/16/2066	14,163	14,040
	Honeywell International Inc.	4.750%	2/1/2032	45	45
	Howmet Aerospace Inc.	4.750%	4/15/2036	6,359	6,179
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	7,548	7,694
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	6,561	6,780
	Ingersoll Rand Inc.	5.197%	6/15/2027	900	908
	Ingersoll Rand Inc.	5.176%	6/15/2029	550	563
[9]	JetBlue Airways Corp.	9.875%	9/20/2031	115	109
	L3Harris Technologies Inc.	5.054%	4/27/2045	1,200	1,115
	Lockheed Martin Corp.	4.300%	6/15/2062	2,540	1,980
	Lockheed Martin Corp.	5.200%	2/15/2064	14,173	12,873
[9]	Moog Inc.	5.500%	10/15/2034	60	60
	Norfolk Southern Corp.	5.950%	3/15/2064	4,250	4,215
	Northrop Grumman Corp.	5.150%	5/1/2040	2,000	1,952
	Northrop Grumman Corp.	5.250%	5/1/2050	1,340	1,242
	Parker-Hannifin Corp.	3.250%	6/14/2029	14,090	13,657
[5,14]	Qantas Airways Ltd.	3.150%	9/27/2028	10,000	6,495
[9]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	140	136
	RTX Corp.	6.050%	6/1/2036	9	10
	RTX Corp.	4.875%	10/15/2040	8,738	8,291
	RTX Corp.	4.050%	5/4/2047	2,000	1,583
	RTX Corp.	6.400%	3/15/2054	3,556	3,833
[5]	Ryder System Inc.	5.300%	3/15/2027	5,474	5,511
	Ryder System Inc.	4.300%	12/1/2030	2,652	2,607
[9]	Siemens Funding BV	5.900%	5/28/2065	9,435	9,616
[9]	TopBuild Corp.	3.625%	3/15/2029	110	105
[9]	TopBuild Corp.	4.125%	2/15/2032	225	208
[9]	TopBuild Corp.	5.625%	1/31/2034	170	166
[9]	TransDigm Inc.	6.750%	8/15/2028	75	76
[9]	TransDigm Inc.	6.375%	3/1/2029	264	269
[9]	TransDigm Inc.	7.125%	12/1/2031	155	160
[9]	TransDigm Inc.	6.625%	3/1/2032	9	9
[9]	TransDigm Inc.	6.000%	1/15/2033	90	90
[9]	TransDigm Inc.	6.375%	5/31/2033	475	474
[9]	TransDigm Inc.	6.125%	7/31/2034	145	143
	Union Pacific Corp.	3.250%	2/5/2050	33	22
	Union Pacific Corp.	3.839%	3/20/2060	1,000	709
	United Airlines Holdings Inc.	4.875%	3/1/2029	130	128
	United Airlines Holdings Inc.	5.375%	3/1/2031	65	64
[9]	United Airlines Inc.	4.625%	4/15/2029	649	636
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	394	401
[9]	WESCO Distribution Inc.	6.375%	3/15/2029	180	183
[9]	WESCO Distribution Inc.	5.250%	4/15/2031	65	65
[9]	WESCO Distribution Inc.	6.625%	3/15/2032	145	148
[9]	WESCO Distribution Inc.	6.375%	3/15/2033	95	97
[9]	WESCO Distribution Inc.	5.500%	4/15/2034	65	64
					385,711
Materials (1.1%)
[9]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	90	91
[9]	Alcoa Nederland Holding BV	6.125%	5/15/2028	35	35
[9]	Alumina Pty Ltd.	6.125%	3/15/2030	30	31
[9]	Alumina Pty Ltd.	6.375%	9/15/2032	285	292
28

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	13,080	13,161
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	9,700	9,802
[11]	Amcor UK Finance plc	3.750%	2/20/2033	3,100	3,460
	Amrize Finance US LLC	5.400%	4/7/2035	910	926
[9]	ARC Falcon I Inc.	9.750%	3/1/2033	400	385
[9]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	195	179
[9,11]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	200	224
[9]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	185	183
	Ball Corp.	2.875%	8/15/2030	111	101
	Ball Corp.	5.500%	9/15/2033	55	55
	Berry Global Inc.	5.650%	1/15/2034	1,711	1,750
[9]	Big River Steel LLC	6.625%	1/31/2029	564	563
[5]	Braskem Netherlands Finance BV	4.500%	1/31/2030	256	120
[9]	Canpack SA	3.875%	11/15/2029	885	826
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	4,730	4,661
[5]	Cemex SAB de CV	5.125%	Perpetual	8,265	8,221
[9]	Chemours Co.	4.625%	11/15/2029	580	545
[9]	Chemours Co.	7.875%	3/15/2034	195	195
[9]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	35	33
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	240	239
[9]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	155	151
[9]	Commercial Metals Co.	5.750%	11/15/2033	200	198
[9]	Commercial Metals Co.	6.000%	12/15/2035	110	108
	CRH America Finance Inc.	4.400%	2/9/2031	41,831	41,271
	CRH America Finance Inc.	5.000%	2/9/2036	11,395	11,177
	Crown Americas LLC	5.875%	6/1/2033	155	155
	Eastman Chemical Co.	4.500%	12/1/2028	2,138	2,139
[9]	Element Solutions Inc.	3.875%	9/1/2028	292	284
[9]	First Quantum Minerals Ltd.	7.250%	2/15/2034	60	61
	FMC Corp.	5.650%	5/18/2033	105	93
	FMC Corp.	8.450%	11/1/2055	240	155
	Freeport-McMoRan Inc.	4.375%	8/1/2028	625	621
	Freeport-McMoRan Inc.	5.450%	3/15/2043	150	142
[9]	Georgia-Pacific LLC	4.400%	6/30/2028	5,050	5,057
[7,9]	Glencore Funding LLC	5.200%	7/1/2033	18,570	18,562
[9]	Hudbay Minerals Inc.	4.500%	4/1/2026	790	790
	Linde Inc.	2.000%	8/10/2050	1,000	524
[11]	Linde plc	3.750%	6/4/2044	2,200	2,333
	LYB International Finance III LLC	3.375%	10/1/2040	2,600	1,884
[9]	Magnera Corp.	7.250%	11/15/2031	237	219
[9]	NOVA Chemicals Corp.	4.250%	5/15/2029	155	151
[9]	NOVA Chemicals Corp.	9.000%	2/15/2030	85	90
[9]	Novelis Corp.	4.750%	1/30/2030	472	447
[9]	Novelis Corp.	3.875%	8/15/2031	393	350
	Nucor Corp.	3.850%	4/1/2052	1,500	1,113
	Nutrien Ltd.	5.800%	3/27/2053	2,345	2,295
[9]	Olympus Water US Holding Corp.	7.250%	6/15/2031	65	64
[9]	Olympus Water US Holding Corp.	6.750%	8/1/2032	270	257
[9]	Olympus Water US Holding Corp.	7.250%	2/15/2033	590	564
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	223	214
[9]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	125	118
[9]	Qnity Electronics Inc.	5.750%	8/15/2032	355	355
[9]	Quikrete Holdings Inc.	6.375%	3/1/2032	190	193
[9]	Quikrete Holdings Inc.	6.750%	3/1/2033	185	188
[9]	Sealed Air Corp.	6.125%	2/1/2028	90	91
[9]	Sealed Air Corp.	5.000%	4/15/2029	65	66
[5]	Sherwin-Williams Co.	4.550%	3/1/2028	13,860	13,915
	Sherwin-Williams Co.	4.500%	6/1/2047	310	258
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	16,190	16,401
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	7,600	7,650
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	22,590	22,205
[9]	SNF Group SACA	3.125%	3/15/2027	155	155
[9]	SNF Group SACA	3.375%	3/15/2030	425	393
	Steel Dynamics Inc.	4.000%	12/15/2028	12,300	12,178
	Suzano Austria GmbH	5.000%	1/15/2030	1,600	1,576
	Suzano Netherlands BV	5.500%	1/15/2036	2,144	2,068
[5]	Vale Overseas Ltd.	6.000%	2/25/2056	6,912	6,814
[9]	WR Grace Holdings LLC	5.625%	8/15/2029	70	64
[9]	WR Grace Holdings LLC	7.375%	3/1/2031	45	45
[9]	WR Grace Holdings LLC	6.625%	8/15/2032	5	5
29

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	WR Grace Holdings LLC	7.000%	8/1/2033	57	56
	WRKCo Inc.	4.000%	3/15/2028	2,145	2,133
					224,474
Real Estate (0.5%)
	Agree LP	2.000%	6/15/2028	1,120	1,060
	American Homes 4 Rent LP	4.950%	6/15/2030	3,630	3,642
	American Tower Corp.	3.650%	3/15/2027	8,000	7,943
	Brandywine Operating Partnership LP	8.875%	4/12/2029	190	193
	Brandywine Operating Partnership LP	6.125%	1/15/2031	60	54
	COPT Defense Properties LP	4.500%	10/15/2030	1,220	1,203
	Crown Castle Inc.	4.750%	5/15/2047	700	582
	Crown Castle Inc.	5.200%	2/15/2049	200	174
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	7,100	8,057
[5,11]	Deutsche Wohnen SE	1.300%	4/7/2041	600	425
[11]	Digital Euro Finco LLC	3.750%	1/15/2033	1,000	1,111
	Digital Realty Trust LP	3.600%	7/1/2029	200	194
[9]	EF Holdco	7.375%	9/30/2030	145	140
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	16,055	15,603
	ERP Operating LP	4.500%	7/1/2044	3,385	2,926
	Essex Portfolio LP	4.500%	3/15/2048	920	752
	Extra Space Storage LP	5.700%	4/1/2028	3,000	3,064
	Extra Space Storage LP	2.400%	10/15/2031	2,070	1,812
	Extra Space Storage LP	4.950%	1/15/2033	8,604	8,482
	Highwoods Realty LP	2.600%	2/1/2031	6,082	5,385
	Highwoods Realty LP	7.650%	2/1/2034	7,143	7,900
	Host Hotels & Resorts LP	4.250%	12/15/2028	5,095	5,034
	Hudson Pacific Properties LP	3.950%	11/1/2027	40	38
	Hudson Pacific Properties LP	5.950%	2/15/2028	90	85
	Kilroy Realty LP	4.750%	12/15/2028	3,452	3,426
	Kimco Realty OP LLC	4.250%	4/1/2045	2,180	1,796
	Kimco Realty OP LLC	3.700%	10/1/2049	1,660	1,192
	MPT Operating Partnership LP	3.500%	3/15/2031	410	268
[9,11]	MPT Operating Partnership LP	7.000%	2/15/2032	100	113
[9]	MPT Operating Partnership LP	8.500%	2/15/2032	90	91
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	7,045	6,767
	Prologis LP	5.250%	3/15/2054	5,796	5,400
[9]	RHP Hotel Properties LP	6.500%	4/1/2032	80	81
[9]	RHP Hotel Properties LP	6.500%	6/15/2033	45	46
[9]	RHP Hotel Properties LP	5.750%	3/15/2034	105	104
	Sabra Health Care LP	3.900%	10/15/2029	6	6
	Sabra Health Care LP	3.200%	12/1/2031	9,080	8,198
	SBA Communications Corp.	3.125%	2/1/2029	170	161
[9]	Service Properties Trust	0.000%	9/30/2027	105	96
	Service Properties Trust	5.500%	12/15/2027	85	85
[9]	Starwood Property Trust Inc.	7.250%	4/1/2029	25	26
[9]	Starwood Property Trust Inc.	6.000%	4/15/2030	190	190
[9]	Starwood Property Trust Inc.	6.500%	10/15/2030	130	132
	Weyerhaeuser Co.	6.950%	10/1/2027	1,071	1,106
[11]	WP Carey Inc.	3.750%	5/10/2035	4,400	4,741
[9]	XHR LP	4.875%	6/1/2029	60	58
[9]	XHR LP	6.625%	5/15/2030	65	66
					110,008
Technology (3.2%)
[5]	Bidvest Group UK plc	6.200%	9/17/2032	2,900	2,882
	Broadcom Inc.	4.600%	7/15/2030	34,513	34,665
	Broadcom Inc.	4.150%	11/15/2030	4,650	4,579
[9]	Broadcom Inc.	4.150%	4/15/2032	5,300	5,129
	Broadcom Inc.	4.600%	1/15/2033	25,501	25,127
	Broadcom Inc.	5.700%	1/15/2056	14,855	14,759
	Cadence Design Systems Inc.	4.300%	9/10/2029	5,405	5,388
[11]	Capgemini SE	2.375%	4/15/2032	1,000	1,061
[9]	Central Parent Inc.	7.250%	6/15/2029	175	125
[9]	Central Parent LLC	8.000%	6/15/2029	40	30
[9]	Cloud Software Group Inc.	6.500%	3/31/2029	391	380
[9]	Cloud Software Group Inc.	9.000%	9/30/2029	405	391
	Cotiviti Inc.	7.625%	5/1/2031	80	74
	Dell International LLC	6.100%	7/15/2027	500	509
	Dell International LLC	4.750%	4/1/2028	11,700	11,781
	Dell International LLC	6.200%	7/15/2030	1	1
30

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	4.750%	10/6/2032	16,916	16,669
	Dell International LLC	8.350%	7/15/2046	831	1,027
[9]	Ellucian Holdings Inc.	6.500%	12/1/2029	130	127
[9]	Esab Corp.	5.625%	4/1/2031	165	166
[9]	Fair Isaac Corp.	6.000%	5/15/2033	120	118
[9]	Fair Isaac Corp.	6.250%	9/15/2034	300	295
	Fidelity National Information Services Inc.	4.800%	3/10/2031	5,870	5,822
[9]	Foundry JV Holdco LLC	5.500%	1/25/2031	1,910	1,952
[9]	Foundry JV Holdco LLC	6.150%	1/25/2032	18,463	19,296
[9]	Foundry JV Holdco LLC	5.900%	1/25/2033	52,050	53,577
[9]	Foundry JV Holdco LLC	6.100%	1/25/2036	18,325	18,899
[9]	Foundry JV Holdco LLC	6.200%	1/25/2037	29,660	30,669
[9]	Gen Digital Inc.	6.250%	4/1/2033	70	68
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	31,748	31,568
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	36,297	36,246
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,577	1,569
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	16,318	16,011
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	2,085	2,071
[9]	Imola Merger Corp.	4.750%	5/15/2029	260	253
	Intel Corp.	2.450%	11/15/2029	26,671	24,752
	Intel Corp.	2.000%	8/12/2031	3,308	2,864
	Intel Corp.	4.000%	12/15/2032	1,030	969
	Intel Corp.	5.200%	2/10/2033	5,122	5,162
	Intel Corp.	3.734%	12/8/2047	5,416	3,786
	Intel Corp.	3.050%	8/12/2051	3,613	2,188
	Intel Corp.	5.700%	2/10/2053	9,596	8,829
	Intel Corp.	5.600%	2/21/2054	5,010	4,593
	Intel Corp.	3.100%	2/15/2060	3,990	2,195
	Intel Corp.	5.900%	2/10/2063	1,490	1,382
	International Business Machines Corp.	4.950%	2/3/2036	6,120	5,963
	International Business Machines Corp.	5.800%	2/3/2056	3,690	3,530
	Jabil Inc.	4.750%	2/1/2033	1,441	1,402
[9]	Kioxia Holdings Corp.	6.250%	7/24/2030	105	107
[9]	Kioxia Holdings Corp.	6.625%	7/24/2033	95	97
[9]	McAfee Corp.	7.375%	2/15/2030	130	107
	Motorola Solutions Inc.	5.200%	8/15/2032	12,210	12,382
	NXP BV	3.250%	5/11/2041	2,350	1,729
	Oracle Corp.	4.800%	8/3/2028	13,930	13,935
	Oracle Corp.	4.550%	2/4/2029	10,483	10,348
	Oracle Corp.	4.450%	9/26/2030	31,867	30,711
	Oracle Corp.	4.950%	2/4/2031	20,644	20,207
	Oracle Corp.	4.800%	9/26/2032	8,104	7,711
	Oracle Corp.	5.350%	5/4/2033	17,219	16,754
	Oracle Corp.	3.650%	3/25/2041	2,250	1,600
	Oracle Corp.	5.875%	9/26/2045	9,404	8,121
	Oracle Corp.	6.550%	2/4/2046	22,233	20,757
	Oracle Corp.	3.600%	4/1/2050	1,610	971
	Oracle Corp.	6.700%	2/4/2056	10,230	9,476
	Oracle Corp.	3.850%	4/1/2060	22,302	13,109
	Paychex Inc.	5.350%	4/15/2032	3,120	3,136
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	65	63
[9]	Rocket Software Inc.	9.000%	11/28/2028	115	115
	Salesforce Inc.	4.650%	3/15/2029	29,400	29,455
	Salesforce Inc.	5.200%	3/15/2033	14,710	14,684
	Salesforce Inc.	5.550%	3/15/2036	9,650	9,621
[9]	SS&C Technologies Inc.	5.500%	9/30/2027	180	180
	Synopsys Inc.	4.650%	4/1/2028	12,960	13,014
[5,11]	Teleperformance SE	4.250%	1/21/2030	1,500	1,715
[9]	UKG Inc.	6.875%	2/1/2031	140	137
	Verisk Analytics Inc.	5.500%	6/15/2045	4,200	3,935
	VMware LLC	1.800%	8/15/2028	6,520	6,138
	VMware LLC	4.700%	5/15/2030	500	503
	VMware LLC	2.200%	8/15/2031	6,140	5,394
	Workday Inc.	3.800%	4/1/2032	1,526	1,416
					668,527
Utilities (2.5%)
	AEP Texas Inc.	5.450%	5/15/2029	5,445	5,586
	AEP Texas Inc.	5.400%	6/1/2033	3,830	3,890
[5]	AEP Texas Inc.	5.200%	4/15/2036	10,900	10,727
31

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AEP Texas Inc.	5.850%	10/15/2055	7,196	6,946
	AEP Transmission Co. LLC	5.375%	6/15/2035	2,640	2,684
[5]	AEP Transmission Co. LLC	3.650%	4/1/2050	2,800	2,031
[5]	AEP Transmission Co. LLC	2.750%	8/15/2051	1,500	901
	AEP Transmission Co. LLC	5.400%	3/15/2053	3,240	3,062
	AES Corp.	5.450%	6/1/2028	2,051	2,070
[7]	American Water Capital Corp.	5.200%	4/1/2036	25,180	25,202
[5,11]	Amprion GmbH	4.000%	9/30/2040	800	877
[5]	Appalachian Power Co.	4.500%	3/1/2049	500	405
	Atmos Energy Corp.	5.000%	12/15/2054	12,300	10,927
[9]	California Buyer Ltd.	6.375%	2/15/2032	180	176
[5]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	5,920	5,802
[9]	Clearway Energy Operating LLC	4.750%	3/15/2028	530	524
[9]	Clearway Energy Operating LLC	3.750%	1/15/2032	22	20
	CMS Energy Corp.	4.875%	3/1/2044	1,135	998
	Commonwealth Edison Co.	3.800%	10/1/2042	685	545
[5]	Commonwealth Edison Co.	3.750%	8/15/2047	490	366
[5]	Connecticut Light & Power Co.	4.150%	6/1/2045	250	202
	Connecticut Light & Power Co.	4.000%	4/1/2048	307	239
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	11,210	11,225
	Constellation Energy Generation LLC	4.400%	1/15/2031	7,900	7,806
	Constellation Energy Generation LLC	5.875%	1/15/2066	4,790	4,606
[5]	Dominion Energy Inc.	4.050%	9/15/2042	500	395
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	530	459
[5]	DTE Electric Co.	4.850%	3/1/2036	12,730	12,492
[5]	DTE Electric Co.	5.550%	3/1/2056	7,160	6,921
	DTE Energy Co.	4.875%	6/1/2028	4,200	4,239
	Duke Energy Carolinas LLC	5.300%	2/15/2040	250	248
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,528	1,314
	Duke Energy Carolinas LLC	3.750%	6/1/2045	2,579	1,976
	Duke Energy Carolinas LLC	3.700%	12/1/2047	786	583
	Duke Energy Corp.	3.300%	6/15/2041	500	375
	Duke Energy Corp.	3.500%	6/15/2051	500	335
	Duke Energy Florida LLC	6.200%	11/15/2053	3,150	3,297
	Duke Energy Progress LLC	4.100%	5/15/2042	3,400	2,818
	Duke Energy Progress LLC	2.500%	8/15/2050	3,483	2,007
	Edison International	5.250%	3/15/2032	1,180	1,168
[5,12]	Engie SA	5.625%	4/3/2053	1,400	1,608
	Entergy Louisiana LLC	4.900%	4/15/2036	5,440	5,309
	Entergy Louisiana LLC	4.200%	9/1/2048	500	396
	Entergy Mississippi LLC	5.050%	4/15/2036	5,450	5,363
	Entergy Texas Inc.	5.000%	9/15/2052	1,410	1,224
	Entergy Texas Inc.	5.800%	9/1/2053	3,300	3,258
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,900	1,278
	Exelon Corp.	5.100%	6/15/2045	1,000	899
	Exelon Corp.	4.450%	4/15/2046	1,000	820
	Exelon Corp.	4.100%	3/15/2052	1,400	1,058
	Exelon Corp.	5.600%	3/15/2053	9,950	9,390
	Exelon Corp.	5.875%	3/15/2055	18,770	18,324
[5]	FirstEnergy Corp.	2.250%	9/1/2030	1,435	1,293
[9]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	11,040	11,000
[9]	FirstEnergy Transmission LLC	2.866%	9/15/2028	12,623	12,139
	Georgia Power Co.	5.125%	5/15/2052	920	839
[9]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	300	300
[9]	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,430	1,423
[9]	Jersey Central Power & Light Co.	5.150%	1/15/2036	9,400	9,356
	MidAmerican Energy Co.	5.300%	2/1/2055	14,650	13,590
	National Grid plc	5.602%	6/12/2028	5,720	5,854
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	177	174
	Nevada Power Co.	6.000%	3/15/2054	4,250	4,262
	NiSource Inc.	5.250%	3/30/2028	2,670	2,712
	NiSource Inc.	5.200%	7/1/2029	14,420	14,714
	NiSource Inc.	5.850%	4/1/2055	12,780	12,404
[9]	NRG Energy Inc.	5.750%	7/15/2029	105	105
[9]	NRG Energy Inc.	5.750%	1/15/2034	265	262
[9]	NRG Energy Inc.	6.250%	11/1/2034	70	71
[9]	NRG Energy Inc.	6.000%	1/15/2036	330	327
	Pacific Gas & Electric Co.	3.000%	6/15/2028	1,000	967
	Pacific Gas & Electric Co.	5.200%	5/1/2036	10,970	10,694
	Pacific Gas & Electric Co.	4.500%	7/1/2040	8,242	7,041
32

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.750%	2/15/2044	930	776
	Pacific Gas & Electric Co.	3.500%	8/1/2050	1,172	773
	Pacific Gas & Electric Co.	6.750%	1/15/2053	1,300	1,353
	Pacific Gas & Electric Co.	6.000%	5/1/2056	5,940	5,647
[9]	Pattern Energy Operations LP	4.500%	8/15/2028	35	34
	PECO Energy Co.	4.150%	10/1/2044	1,515	1,242
	Pinnacle West Capital Corp.	4.900%	5/15/2028	4,070	4,102
[9]	PSEG Power LLC	5.200%	5/15/2030	21,820	22,152
	Public Service Co. of Colorado	5.050%	6/15/2036	13,100	12,922
	Public Service Co. of Colorado	3.800%	6/15/2047	1,000	747
	Public Service Co. of Colorado	4.050%	9/15/2049	500	384
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	14,971	15,258
[9]	Rayburn Country Securitization LLC	2.307%	12/1/2030	1,758	1,671
	Southern California Edison Co.	5.650%	10/1/2028	6,300	6,454
[5]	Southern California Edison Co.	4.200%	3/1/2029	1,800	1,780
	Southern California Edison Co.	4.800%	3/15/2033	15,000	14,732
	Southern California Edison Co.	4.500%	9/1/2040	1,775	1,523
	Southern California Edison Co.	4.000%	4/1/2047	615	458
	Southern Co.	4.400%	7/1/2046	350	289
[5]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	2,160	2,143
[5]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	3,560	3,514
[5]	Southern Power Co.	4.900%	10/1/2035	7,070	6,857
	Southwestern Electric Power Co.	5.300%	4/1/2033	10,900	11,068
	Southwestern Electric Power Co.	5.200%	4/1/2036	10,210	10,042
[5,12]	SW Finance I plc	1.625%	3/30/2027	2,720	3,452
[12]	SW Finance I plc	7.750%	10/31/2031	8,934	12,347
[5,12]	SW Finance I plc	6.875%	8/7/2032	1,800	2,424
[5,12]	SW Finance I plc	7.000%	4/16/2040	1,200	1,533
[9]	Talen Energy Supply LLC	6.250%	2/1/2034	265	263
[9]	Talen Energy Supply LLC	6.500%	2/1/2036	200	202
[9]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	7,980	8,106
	Union Electric Co.	3.900%	4/1/2052	1,500	1,122
	Union Electric Co.	5.450%	3/15/2053	6,620	6,265
[5,12]	United Utilities Water Finance plc	5.125%	10/6/2038	3,100	3,653
[5,12]	United Utilities Water Finance plc	5.250%	1/22/2046	1,400	1,551
[11]	Veolia Environnement SA	1.625%	Perpetual	1,200	1,373
	Virginia Electric & Power Co.	2.300%	11/15/2031	1,000	885
	Virginia Electric & Power Co.	4.000%	1/15/2043	1,180	947
[5]	Virginia Electric & Power Co.	3.800%	9/15/2047	500	373
	Virginia Electric & Power Co.	5.450%	4/1/2053	2,860	2,678
	Virginia Electric & Power Co.	5.350%	1/15/2054	10,060	9,274
[9]	Vistra Operations Co. LLC	5.625%	2/15/2027	370	370
[9]	Vistra Operations Co. LLC	4.300%	10/15/2028	16,830	16,648
[9]	Vistra Operations Co. LLC	7.750%	10/15/2031	85	89
[9]	Vistra Operations Co. LLC	6.875%	4/15/2032	55	57
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	35	35
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	285	294
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	115	121
[12]	Yorkshire Water Finance plc	1.750%	11/26/2026	6,764	8,746
[5,12]	Yorkshire Water Finance plc	5.500%	4/28/2035	1,500	1,858
[5,12]	Yorkshire Water Finance plc	6.625%	7/22/2040	2,600	3,338
[5,12]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,646	2,167
					520,990
Total Corporate Bonds (Cost $6,370,922)					6,274,175
Floating Rate Loan Interests (0.0%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.418%	5/28/2032	46	46
[8]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.918%	4/20/2028	197	195
[8]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.918%	9/19/2030	114	112
[8]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	1/15/2031	172	172
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.950%	9/13/2032	45	45
[8]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/10/2031	35	35
[8]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	75	75
[8]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	6.922%	7/6/2029	108	77
[8]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.918%	10/28/2032	75	75
33

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.418%	1/28/2032	124	124
[8]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.168%	5/6/2030	68	68
[8]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	6.418%	3/26/2032	99	91
[8]	Dayforce Bidco LLC First Lien Initial Term Loan, TSFR3M + 3.000%	6.661%	2/4/2033	115	109
[8]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	4/23/2031	101	100
[8]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	125	122
[8]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.918%	1/26/2033	50	49
[8]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 3.000%	6.675%	9/13/2032	135	135
[8]	Hologic Inc. First Lien Term Loan B, TSFR12M + 2.250%	5.755%	1/14/2033	580	573
[8]	Light & Wonder International Inc. First Lien Term Loan B-3, TSFR1M + 2.000%	5.675%	4/16/2029	45	45
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.668%	3/1/2029	174	155
[8]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.421%	1/28/2031	10	10
[8]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	205	204
[8,11]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	145	166
[8]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	235	234
[8]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR1M + 2.000%	5.668%	10/29/2032	115	114
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.418%	11/28/2028	190	182
[8]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.670%	7/9/2032	130	129
[8]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.168%	7/31/2031	89	87
[8]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	5.450%	11/6/2028	635	638
[8]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.377%	4/30/2030	30	30
[8]	TKO Worldwide Holdings LLC First Lien Term Loan B-5, TSFR3M + 2.000%	5.664%	11/21/2031	55	55
[8]	TransDigm Inc. First Lien Term Loan L, TSFR1M + 2.500%	6.173%	1/19/2032	5	5
[8]	TransDigm Inc. First Lien Term Loan N, TSFR3M + 2.500%	6.160%	2/14/2033	35	35
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	38	38
[8]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.161%	1/30/2031	65	65
Total Floating Rate Loan Interests (Cost $4,470)					4,395
Sovereign Bonds (12.2%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	14,270	14,468
[11]	Adif Alta Velocidad	3.125%	1/31/2030	34,200	39,472
[11]	Adif Alta Velocidad	3.625%	4/30/2035	42,200	48,445
[5]	Agence Francaise de Developpement	4.125%	2/4/2031	90,800	90,024
[5,11]	Arab Republic of Egypt	4.750%	4/16/2026	7,349	8,459
[5]	Arab Republic of Egypt	7.500%	1/31/2027	16,720	16,810
[5]	Argentine Republic	1.000%	7/9/2029	9,638	8,443
[5]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	13,033	13,097
[5,11,15]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	1,716	2,026
[5]	Bermuda	3.717%	1/25/2027	15,639	15,510
[5]	Bermuda	4.750%	2/15/2029	9,680	9,699
[5,9]	Caisse d'Amortissement de la Dette Sociale	4.000%	2/12/2031	47,279	46,805
[5,9]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	60,542	63,161
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	42,369	44,232
[5,9]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	87,611	86,984
[5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	49,688	49,375
[5,9]	Central American Bank for Economic Integration	3.750%	1/22/2029	73,247	72,603
[11]	City of Madrid Spain	3.360%	10/31/2035	21,000	23,687
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	2,676	2,697
	Corp. Andina de Fomento	4.625%	1/15/2036	85,914	84,941
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	33,938	33,555
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	1,220	1,143
[5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	3,411	3,485
[5]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	7,620	7,931
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	2,189	2,200
[5]	Dominican Republic	5.950%	1/25/2027	21,976	22,085
[5]	Dominican Republic	5.500%	2/22/2029	3,771	3,741
[5]	Dominican Republic	4.500%	1/30/2030	36,185	34,388
[5]	Dominican Republic	7.050%	2/3/2031	5,585	5,779
[5]	Dominican Republic	4.875%	9/23/2032	6,672	6,146
[5]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	36,537	36,675
34

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ecopetrol SA	8.625%	1/19/2029	3,360	3,550
[5,9]	Electricite de France SA	5.700%	5/23/2028	5,925	6,064
[5]	Empresa Nacional del Petroleo	5.250%	11/6/2029	4,224	4,231
[16]	Eskom Holdings	4.314%	7/23/2027	30,635	30,121
[5,11]	European Union	2.750%	12/13/2032	15,229	17,238
[5,11]	European Union	3.750%	10/12/2045	13,207	14,825
[5,11]	European Union	0.300%	11/4/2050	69,213	35,840
[5,11]	European Union	0.700%	7/6/2051	10,650	5,950
[9,11]	Hellenic Republic	3.375%	6/16/2036	41,339	45,913
[9,11]	Hellenic Republic	4.375%	7/18/2038	12,014	14,380
[9,11]	Hellenic Republic	4.125%	6/15/2054	18,470	20,220
[5,17]	Japan	0.400%	3/20/2050	9,362,900	29,305
[5,11]	Junta de Andalucia	3.450%	4/30/2036	39,863	45,459
[5]	Kingdom of Belgium	4.875%	6/10/2055	27,264	24,240
[5]	Kingdom of Morocco	2.375%	12/15/2027	8,000	7,685
[5]	Kingdom of Morocco	3.000%	12/15/2032	200	172
[5]	Kingdom of Saudi Arabia	4.750%	1/18/2028	11,830	11,842
[9,11]	Kingdom of Spain	3.950%	10/31/2056	10,978	12,256
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	2,583	2,624
	KSA Sukuk Ltd.	5.250%	6/4/2027	23,180	23,352
[5]	KSA Sukuk Ltd.	4.303%	1/19/2029	9,103	9,000
[5,18]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	9,203	9,311
[5]	OCP SA	6.100%	4/30/2030	3,929	3,993
[5]	Oman Government Bond	4.750%	6/15/2026	80,560	80,510
[5]	Oman Government Bond	5.375%	3/8/2027	25,293	25,402
[5]	Oman Government Bond	6.750%	10/28/2027	22,549	23,170
[5]	Paraguay Government Bond	4.950%	4/28/2031	4,690	4,672
[5]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	6,923	6,885
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	2,420	2,400
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	17,435	17,575
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.375%	1/25/2029	4,502	4,532
	Petroleos Mexicanos	6.500%	3/13/2027	4,902	4,947
	Petroleos Mexicanos	8.750%	6/2/2029	32,435	34,099
	Petroleos Mexicanos	6.840%	1/23/2030	2,091	2,091
[5,9,11]	Portuguese Republic	3.625%	6/12/2054	23,718	25,696
[11]	Province of Manitoba	3.350%	2/4/2036	24,786	28,038
[11]	Queensland Treasury Corp.	3.250%	5/21/2035	19,015	21,604
[5]	Republic of Bulgaria	5.000%	3/5/2037	1	1
[5]	Republic of Chile	2.750%	1/31/2027	69,217	68,280
[5]	Republic of Chile	3.240%	2/6/2028	20,704	20,291
[5]	Republic of Chile	4.350%	4/13/2031	16,000	15,687
[5,11]	Republic of Cyprus	3.250%	1/28/2036	72,853	81,841
[5]	Republic of Ecuador	0.000%	7/31/2030	7,162	5,987
[5]	Republic of Guatemala	4.500%	5/3/2026	1,569	1,567
[5]	Republic of Guatemala	4.375%	6/5/2027	6,109	6,052
[5]	Republic of Guatemala	7.050%	10/4/2032	7,032	7,522
[5]	Republic of Hungary	6.125%	5/22/2028	9,350	9,563
[5]	Republic of Hungary	5.250%	6/16/2029	6,320	6,336
[5]	Republic of Hungary	6.250%	9/22/2032	12,042	12,553
[11]	Republic of Hungary	4.250%	5/26/2033	16,460	18,734
[5]	Republic of Hungary	6.000%	9/26/2035	2,161	2,193
[5,9]	Republic of Hungary	6.000%	9/26/2035	29,945	30,355
[5]	Republic of Hungary	6.750%	9/23/2055	15,000	15,257
[11]	Republic of Iceland	2.625%	5/27/2030	36,304	41,120
[11]	Republic of Indonesia	1.450%	9/18/2026	3,000	3,438
[5]	Republic of Indonesia	5.250%	1/15/2030	18,035	18,258
[11]	Republic of Indonesia	1.100%	3/12/2033	380	353
[11]	Republic of Indonesia	3.750%	10/16/2033	7,320	8,066
[11]	Republic of Indonesia	4.100%	3/4/2034	6,776	7,526
[5]	Republic of Kazakhstan	4.412%	10/28/2030	3,590	3,514
[5,11]	Republic of Lithuania	3.625%	3/10/2036	4,645	5,238
	Republic of Panama	8.875%	9/30/2027	4,357	4,622
[5]	Republic of Panama	3.875%	3/17/2028	6,469	6,362
[5]	Republic of Panama	2.252%	9/29/2032	6,315	5,189
[5]	Republic of Panama	5.227%	2/23/2034	12,170	11,786
	Republic of Panama	8.125%	4/28/2034	234	273
[5]	Republic of Paraguay	5.000%	4/15/2026	4,522	4,526
	Republic of Peru	2.844%	6/20/2030	1,116	1,037
[5]	Republic of Peru	2.783%	1/23/2031	43,498	39,687
[5]	Republic of Romania	6.375%	1/30/2034	654	651
35

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Republic of Romania	5.750%	7/4/2036	7,896	7,320
[5]	Republic of South Africa	4.850%	9/30/2029	332	325
	Republic of the Philippines	3.229%	3/29/2027	7,356	7,293
	Republic of the Philippines	1.950%	1/6/2032	1,950	1,665
[5]	Republic of Turkiye	5.950%	1/15/2031	5,219	5,025
[5]	Republic of Turkiye	7.125%	2/12/2032	3,862	3,867
	Republic of Turkiye	6.300%	3/14/2033	10,190	9,647
[5]	Republic of Turkiye	4.875%	4/16/2043	832	583
[5,9,11]	Republic of Uzbekistan Bond	5.375%	5/29/2027	25,000	29,101
[5,11]	Republic of Uzbekistan Bond	5.100%	2/25/2029	19,471	22,544
[5,9]	Saudi Arabian Oil Co.	4.375%	2/2/2031	26,100	25,341
[5,11]	Serbia International Bond	3.125%	5/15/2027	14,527	16,599
[5,11]	Serbia International Bond	1.500%	6/26/2029	14,851	15,662
[5]	Serbia International Bond	2.125%	12/1/2030	597	515
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	4,639	4,487
[11]	Slovakia Government Bond	3.750%	2/27/2040	49,280	54,637
[11]	Slovakia Government Bond	4.125%	2/19/2046	30,860	34,844
[5,11]	State of Israel	5.000%	10/30/2026	16,350	19,057
[5,11]	State of Israel	1.500%	1/18/2027	1,660	1,888
[5]	State of Israel	5.375%	3/12/2029	14,413	14,602
[5]	State of Israel	5.375%	2/19/2030	7,550	7,660
[5]	State of Israel	4.500%	1/13/2031	17,523	17,167
[11]	Treasury Corp. of Victoria	3.625%	9/29/2040	38,824	43,948
	United Mexican States	4.150%	3/28/2027	3,380	3,374
[5]	United Mexican States	6.000%	5/13/2030	1,743	1,798
[5]	United Mexican States	5.850%	7/2/2032	75,981	76,785
[5]	United Mexican States	5.375%	3/22/2033	31,848	31,075
[5]	United Mexican States	4.875%	5/19/2033	7,276	6,890
[5]	United Mexican States	6.875%	5/13/2037	33,486	35,010
[5]	United Mexican States	6.125%	2/9/2038	8,355	8,155
[11]	United Mexican States	5.125%	3/19/2038	4,441	4,946
[5]	United Mexican States	6.750%	2/9/2056	25,752	24,923
[5]	United Mexican States	3.771%	5/24/2061	1,862	1,108
Total Sovereign Bonds (Cost $2,571,300)					2,558,964
Taxable Municipal Bonds (0.1%)
	Houston TX GO	6.290%	3/1/2032	1,065	1,131
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	15,620	16,549
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	700	558
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	500	473
Total Taxable Municipal Bonds (Cost $18,426)					18,711
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (0.5%)
[19]	Vanguard Market Liquidity Fund	3.687%		1,040,861	104,076
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.5%)
	United States Treasury Bill	3.726%	3/18/2027	110,000	106,214
Total Temporary Cash Investments (Cost $210,222)					210,290
36

Core Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	170,280	614
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.050% Annually	GSI	6/17/2026	3.050%	544,880	667
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.091% Annually	MSBNA	4/6/2026	3.091%	217,980	1
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	206,250	526
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.391% Annually	MSBNA	4/6/2026	3.391%	217,980	32
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	96,800	2,525
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	23,100	143
					4,508
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	106,250	867
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	106,120	797
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	111,910	1,065
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.850% Annually	GSI	6/17/2026	3.850%	544,880	1,035
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	BNPSW	5/13/2026	3.500%	88,990	870
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.690% Annually	BNPSW	4/8/2026	3.690%	163,860	271
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.144% Annually	JPMC	2/2/2028	5.144%	61,410	674
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	82,000	—
37

Core Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	76,800	2
					5,581
Total Options Purchased (Cost $11,221)					10,089
Total Investments (100.0%) (Cost $21,166,535)					21,019,401
Other Assets and Liabilities—Net (0.0%)					715
Net Assets (100%)					21,020,116
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $36,154 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $669 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $868 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $64,203 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $3,332,561, representing 15.9% of net assets.
10	Security value determined using significant unobservable inputs.
11	Face amount denominated in euro.
12	Face amount denominated in British pounds.
13	Payment-in-kind (PIK) security which may pay interest as additional principal.
14	Face amount denominated in Australian dollars.
15	Guaranteed by the Republic of Poland.
16	Guaranteed by the Republic of South Africa.
17	Face amount denominated in Japanese yen.
18	Guaranteed by the Republic of Hungary.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.
38

Core Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	272,448	(299)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	206,250	(239)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.241% Annually	MSBNA	4/6/2026	3.241%	435,960	(13)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.400% Annually	GSI	6/17/2026	3.400%	544,880	(1,458)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.144% Annually	JPMC	2/2/2028	3.144%	61,410	(755)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	81,500	(3,642)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	23,100	(562)
					(6,968)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.400% Annually	GSI	6/17/2026	3.400%	544,880	(3,426)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	212,510	(1,137)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	212,240	(1,107)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	111,910	(835)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	111,910	(649)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.460% Annually	BNPSW	4/8/2026	3.460%	81,930	(665)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	5/13/2026	3.700%	88,990	(429)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	BNPSW	5/13/2026	3.800%	88,990	(286)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	82,000	(1)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	76,800	—
					(8,535)
Total Options Written (Premiums Received $14,253)					(15,503)
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	9,555	1,982,140	(9,041)
5-Year U.S. Treasury Note	June 2026	6,000	649,078	(3,508)
10-Year U.S. Treasury Note	June 2026	1,692	187,891	(14)
Euro-Bobl	June 2026	233	31,087	(257)
Euro-Bund	June 2026	1,009	146,236	57
Long U.S. Treasury Bond	June 2026	1,916	218,185	(3,757)
Ultra Long U.S. Treasury Bond	June 2026	2,866	334,068	(7,001)
				(23,521)

Short Futures Contracts
10-Year Government of Canada Bond	June 2026	(838)	(72,294)	775
39

Core Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
10-Year Japanese Government Bond	June 2026	(289)	(237,293)	3,004
AUD 3-Year Treasury Bond	June 2026	(106)	(7,581)	18
AUD 10-Year Treasury Bond	June 2026	(81)	(6,022)	5
Euro-BTP	June 2026	(1,743)	(234,263)	4,584
Euro-Buxl	June 2026	(1,456)	(185,558)	3,142
Euro-OAT	June 2026	(1,254)	(172,034)	2,718
Euro-Schatz	June 2026	(1,897)	(231,872)	151
Long Gilt	June 2026	(189)	(21,962)	1,119
Ultra 10-Year U.S. Treasury Note	June 2026	(113)	(12,827)	(35)
				15,481
				(8,040)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	106,086	USD	122,820	230	—
State Street Bank & Trust Co.	6/17/2026	EUR	48,952	USD	56,447	333	—
State Street Bank & Trust Co.	6/17/2026	EUR	47,064	USD	54,700	—	(111)
Toronto-Dominion Bank	6/17/2026	EUR	33,701	USD	38,730	360	—
State Street Bank & Trust Co.	4/2/2026	EUR	10,797	USD	12,455	25	—
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	3,719	USD	4,322	—	(9)
Wells Fargo Bank N.A.	6/17/2026	GBP	24,871	USD	33,272	—	(359)
Toronto-Dominion Bank	6/17/2026	GBP	21,463	USD	28,782	—	(380)
State Street Bank & Trust Co.	6/17/2026	GBP	4,993	USD	6,641	—	(32)
Royal Bank of Canada	6/17/2026	GBP	995	USD	1,313	5	—
State Street Bank & Trust Co.	6/17/2026	JPY	230,261	USD	1,453	7	—
JPMorgan Chase Bank, N.A.	6/17/2026	JPY	218,524	USD	1,379	6	—
Toronto-Dominion Bank	6/17/2026	JPY	182,510	USD	1,155	2	—
Canadian Imperial Bank of Commerce	6/17/2026	JPY	107,402	USD	679	2	—
Canadian Imperial Bank of Commerce	6/17/2026	JPY	87,925	USD	563	—	(5)
BNP Paribas	6/17/2026	USD	11,813	AUD	16,481	456	—
Toronto-Dominion Bank	6/17/2026	USD	484	CAD	661	7	—
State Street Bank & Trust Co.	6/17/2026	USD	309	CAD	417	8	—
Wells Fargo Bank N.A.	6/17/2026	USD	301	CAD	412	4	—
Barclays Bank plc	6/17/2026	USD	56	CAD	76	1	—
Toronto-Dominion Bank	6/17/2026	USD	2,452	CHF	1,888	70	—
Wells Fargo Bank N.A.	6/17/2026	USD	352,273	EUR	304,263	—	(647)
Toronto-Dominion Bank	6/17/2026	USD	341,055	EUR	292,778	1,457	—
State Street Bank & Trust Co.	6/17/2026	USD	248,456	EUR	212,665	1,783	—
UBS AG	6/17/2026	USD	172,862	EUR	148,865	191	—
State Street Bank & Trust Co.	6/17/2026	USD	172,341	EUR	148,865	—	(330)
HSBC Bank plc	6/17/2026	USD	137,335	EUR	118,147	294	—
Wells Fargo Bank N.A.	6/17/2026	USD	22,965	EUR	19,617	212	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	8,103	EUR	7,000	—	(17)
Barclays Bank plc	6/17/2026	USD	1,935	EUR	1,668	—	(1)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,569	EUR	1,351	2	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	151,949	GBP	112,859	2,602	—
State Street Bank & Trust Co.	6/17/2026	USD	2,527	GBP	1,891	24	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	146	HUF	50,000	—	(3)
Canadian Imperial Bank of Commerce	6/17/2026	USD	58	HUF	20,000	—	(2)
40

Core Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	USD	44	HUF	15,092	—	(1)
Morgan Stanley Bank, N.A.	6/17/2026	USD	37	HUF	12,266	—	—
UBS AG	6/17/2026	USD	18	HUF	6,249	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	34,544	JPY	5,426,526	131	—
State Street Bank & Trust Co.	6/17/2026	USD	655	JPY	102,716	3	—
Wells Fargo Bank N.A.	6/17/2026	USD	639	JPY	101,332	—	(4)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	536	JPY	84,746	—	(2)
Canadian Imperial Bank of Commerce	6/17/2026	USD	462	NZD	778	14	—
						8,229	(1,903)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/20/2030	USD	90,665	1.000	1,647	23
CDX-NA-IG-S46-V1	6/20/2031	USD	208,190	1.000	3,643	180
Republic of South Africa	6/20/2031	USD	3,188	1.000	(142)	(7)
Republic of Turkiye	6/20/2031	USD	14,775	1.000	(1,315)	(102)
						94

Credit Protection Purchased
United Mexican States	6/20/2031	USD	29,151	(1.000)	128	32
						126
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
41

Core Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Stellantis NV/Baa3	12/20/2030	JPMC	1,600	5.000	252	268	—	(16)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	8,600	(1.000)	(145)	(155)	10	—
Unibail-Rodamco-Westfield SE	6/20/2028	BARC	1,600	(1.000)	(24)	54	—	(78)
Unibail-Rodamco-Westfield SE	6/20/2028	JPMC	1,300	(1.000)	(19)	31	—	(50)
					(188)	(70)	10	(128)
					64	198	10	(144)
1 Notional amount denominated in euro.
2 Periodic premium received/(paid) quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $12,436 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/20/2027	N/A	375,000[1]	3.440[2]	(3.680)[3]	(1,003)	(997)
6/16/2027	N/A	25,231,400[4]	0.727[5]	(0.906)[2]	30	30
2/20/2028	N/A	190,000[1]	3.680[3]	(3.280)[2]	1,319	1,318
3/15/2028	7/6/2026[6]	751,500[1]	0.000[3]	(3.157)[2]	5,442	5,267
6/20/2029	6/17/2026[6]	169,800[7]	2.542[8]	(0.000)[9]	(1,067)	(1,172)
6/20/2029	6/17/2026[6]	78,922[7]	2.768[8]	(0.000)[9]	(130)	(130)
8/31/2030	7/6/2026[6]	322,600[1]	0.000[3]	(3.252)[2]	4,010	4,156
8/31/2030	7/6/2026[6]	53,950[1]	0.000[3]	(3.309)[2]	552	552
4/10/2031	4/10/2026[6]	17,540[1]	0.000[3]	(3.613)[2]	—	—
6/18/2031	6/17/2026[6]	77,690[10]	2.274[2]	(0.000)[11]	(1,404)	(1,385)
6/18/2031	6/17/2026[6]	10,662[10]	2.317[2]	(0.000)[11]	(168)	(168)
6/18/2031	6/17/2026[6]	7,670[10]	2.508[2]	(0.000)[11]	(42)	(42)
4/2/2032	4/2/2027[6]	52,820[1]	3.650[2]	(0.000)[3]	—	—
11/15/2035	6/30/2026[6]	76,920[1]	0.000[3]	(3.572)[2]	1,618	1,601
11/15/2035	6/30/2026[6]	26,400[1]	0.000[3]	(3.682)[2]	329	329
11/15/2035	6/30/2026[6]	26,400[1]	0.000[3]	(3.892)[2]	(108)	(108)
3/19/2036	3/19/2031[6]	5,437,740[12]	7.085[2]	(0.000)[13]	6	6
4/2/2036	4/2/2026[6]	48,960[1]	0.000[3]	(3.855)[2]	—	—
4/2/2037	4/2/2027[6]	29,160[1]	0.000[3]	(3.924)[2]	—	—
2/4/2038	2/4/2028[6]	19,600[1]	4.144[2]	(0.000)[3]	182	182
3/13/2038	3/13/2028[6]	4,720[1]	3.859[2]	(0.000)[3]	(66)	(66)
10/18/2040	10/18/2030[6]	38,800[1]	0.000[3]	(4.100)[2]	675	675
1/22/2041	1/22/2031[6]	6,830[1]	4.517[2]	(0.000)[3]	65	65
10/18/2045	10/18/2035[6]	42,900[1]	4.358[2]	(0.000)[3]	(662)	(662)
1/22/2046	1/22/2036[6]	8,410[1]	0.000[3]	(4.781)[2]	(62)	(62)
42

Core Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/2/2046	4/2/2026[6]	60,520[1]	4.147[2]	(0.000)[3]	—	—
4/2/2056	4/2/2026[6]	23,930[1]	0.000[3]	(4.111)[2]	—	—
					9,516	9,389
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Canadian dollar.
8 Interest payment received/(paid) semi-annually.
9 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
10 Notional amount denominated in euro.
11 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
12 Notional amount denominated in Hungarian forint.
13 Based on 6 Month Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Core Bond Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $21,062,460)	20,915,325
Affiliated Issuers (Cost $104,075)	104,076
Total Investments in Securities	21,019,401
Investment in Vanguard	471
Cash	4,580
Foreign Currency, at Value (Cost $6,225)	6,214
Receivables for Investment Securities Sold	4,137,973
Receivables for Accrued Income	173,981
Receivables for Capital Shares Issued	31,418
Swap Premiums Paid	353
Variation Margin Receivable—Centrally Cleared Swap Contracts	135
Unrealized Appreciation—Forward Currency Contracts	8,229
Unrealized Appreciation—Over-the-Counter Swap Contracts	10
Total Assets	25,382,765
Liabilities
Payables for Investment Securities Purchased	4,330,174
Payables for Capital Shares Redeemed	12,590
Payables to Vanguard	919
Options Written, at Value (Premiums Received $14,253)	15,503
Swap Premiums Received	155
Variation Margin Payable—Futures Contracts	1,261
Unrealized Depreciation—Forward Currency Contracts	1,903
Unrealized Depreciation—Over-the-Counter Swap Contracts	144
Total Liabilities	4,362,649
Net Assets	21,020,116
At March 31, 2026, net assets consisted of:

Paid-in Capital	22,021,256
Total Distributable Earnings (Loss)	(1,001,140)
Net Assets	21,020,116

Investor Shares—Net Assets
Applicable to 32,299,463 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	291,289
Net Asset Value Per Share—Investor Shares	$9.02

Admiral™ Shares—Net Assets
Applicable to 1,149,546,411 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,728,827
Net Asset Value Per Share—Admiral Shares	$18.03
See accompanying Notes, which are an integral part of the Financial Statements.
44

Core Bond Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	448,194
Total Income	448,194
Expenses
The Vanguard Group—Note C
Investment Advisory Services	2,724
Management and Administrative—Investor Shares	235
Management and Administrative—Admiral Shares	6,061
Marketing and Distribution—Investor Shares	12
Marketing and Distribution—Admiral Shares	492
Custodian Fees	136
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	81
Trustees’ Fees and Expenses	6
Other Expenses	11
Total Expenses	9,766
Net Investment Income	438,428
Realized Net Gain (Loss)
Investment Securities Sold[1]	53,278
Futures Contracts	(25,439)
Options Purchased	(13,182)
Options Written	8,614
Swap Contracts	(341)
Forward Currency Contracts	37,186
Foreign Currencies	156
Realized Net Gain (Loss)	60,272
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(342,080)
Futures Contracts	(4,149)
Options Purchased	2,505
Options Written	(2,500)
Swap Contracts	10,402
Forward Currency Contracts	3,829
Foreign Currencies	(522)
Change in Unrealized Appreciation (Depreciation)	(332,515)
Net Increase (Decrease) in Net Assets Resulting from Operations	166,185
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,182, ($43), and ($8), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Core Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	438,428	660,446
Realized Net Gain (Loss)	60,272	(71,859)
Change in Unrealized Appreciation (Depreciation)	(332,515)	(16,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	166,185	572,193
Distributions
Investor Shares	(5,954)	(13,576)
Admiral Shares	(381,270)	(662,755)
Total Distributions	(387,224)	(676,331)
Capital Share Transactions
Investor Shares	4,574	8,491
Admiral Shares	3,733,938	4,902,264
Net Increase (Decrease) from Capital Share Transactions	3,738,512	4,910,755
Total Increase (Decrease)	3,517,473	4,806,617
Net Assets
Beginning of Period	17,502,643	12,696,026
End of Period	21,020,116	17,502,643
See accompanying Notes, which are an integral part of the Financial Statements.
46

Core Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.11	$9.23	$8.62	$8.86	$10.67	$10.93
Investment Operations
Net Investment Income[1]	.203	.417	.408	.353	.221	.125
Net Realized and Unrealized Gain (Loss) on Investments	(.112)	(.114)	.597	(.251)	(1.810)	(.126)
Total from Investment Operations	.091	.303	1.005	.102	(1.589)	(.001)
Distributions
Dividends from Net Investment Income	(.181)	(.423)	(.395)	(.342)	(.213)	(.117)
Distributions from Realized Capital Gains	—	—	—	—	(.008)	(.142)
Total Distributions	(.181)	(.423)	(.395)	(.342)	(.221)	(.259)
Net Asset Value, End of Period	$9.02	$9.11	$9.23	$8.62	$8.86	$10.67
Total Return[2]	0.99%	3.45%	11.92%	1.07%	-15.06%	-0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$291	$290	$285	$220	$203	$246
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	4.46%	4.64%	4.57%	3.93%	2.22%	1.16%
Portfolio Turnover Rate[4]	159%	367%	363%	439%	499%	473%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 25%, 47%, 76%, 212%, 146%, and 167%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Core Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.22	$18.46	$17.23	$17.72	$21.33	$21.86
Investment Operations
Net Investment Income[1]	.415	.851	.835	.726	.473	.266
Net Realized and Unrealized Gain (Loss) on Investments	(.236)	(.227)	1.201	(.514)	(3.622)	(.257)
Total from Investment Operations	.179	.624	2.036	.212	(3.149)	.009
Distributions
Dividends from Net Investment Income	(.369)	(.864)	(.806)	(.702)	(.446)	(.256)
Distributions from Realized Capital Gains	—	—	—	—	(.015)	(.283)
Total Distributions	(.369)	(.864)	(.806)	(.702)	(.461)	(.539)
Net Asset Value, End of Period	$18.03	$18.22	$18.46	$17.23	$17.72	$21.33
Total Return[2]	0.98%	3.55%	12.09%	1.11%	-14.93%	0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,729	$17,213	$12,411	$8,373	$6,225	$5,558
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	4.56%	4.74%	4.67%	4.05%	2.39%	1.24%
Portfolio Turnover Rate[4]	159%	367%	363%	439%	499%	473%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 25%, 47%, 76%, 212%, 146%, and 167%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Core Bond Fund
Notes to Financial Statements
Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2026, counterparties had deposited in segregated accounts securities with a value of $1,171,000 and cash of $2,100,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
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6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at March 31, 2026.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 17% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables
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against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented 9% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap
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Core Bond Fund
terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 13% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $471,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Core Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,497,808	—	9,497,808
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,428,489	16,480	2,444,969
Corporate Bonds	—	6,274,175	—	6,274,175
Floating Rate Loan Interests	—	4,395	—	4,395
Sovereign Bonds	—	2,558,964	—	2,558,964
Taxable Municipal Bonds	—	18,711	—	18,711
Temporary Cash Investments	104,076	106,214	—	210,290
Options Purchased	—	10,089	—	10,089
Total	104,076	20,898,845	16,480	21,019,401

Derivative Financial Instruments
Assets
Futures Contracts[1]	15,573	—	—	15,573
Forward Currency Contracts	—	8,229	—	8,229
Swap Contracts[1]	—	14,426	—	14,426
Total	15,573	22,655	—	38,228
Liabilities
Options Written	—	(15,503)	—	(15,503)
Futures Contracts[1]	(23,613)	—	—	(23,613)
Forward Currency Contracts	—	(1,903)	—	(1,903)
Swap Contracts[1]	—	(5,045)	—	(5,045)
Total	(23,613)	(22,451)	—	(46,064)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	10,089	—	—	10,089
Swap Premiums Paid	—	—	353	353
Unrealized Appreciation—Futures Contracts[1]	15,573	—	—	15,573
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	14,181	—	235	14,416
Unrealized Appreciation—Forward Currency Contracts	—	8,229	—	8,229
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	10	10
Total Assets	39,843	8,229	598	48,670

Options Written, at Value	(15,503)	—	—	(15,503)
Swap Premiums Received	—	—	(155)	(155)
Unrealized Depreciation—Futures Contracts[1]	(23,613)	—	—	(23,613)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(4,792)	—	(109)	(4,901)
Unrealized Depreciation—Forward Currency Contracts	—	(1,903)	—	(1,903)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(144)	(144)
Total Liabilities	(43,908)	(1,903)	(408)	(46,219)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Core Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(25,439)	—	—	(25,439)
Options Purchased	(13,182)	—	—	(13,182)
Options Written	8,614	—	—	8,614
Swap Contracts	(529)	—	188	(341)
Forward Currency Contracts	—	37,186	—	37,186
Realized Net Gain (Loss) on Derivatives	(30,536)	37,186	188	6,838

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,149)	—	—	(4,149)
Options Purchased	2,505	—	—	2,505
Options Written	(2,500)	—	—	(2,500)
Swap Contracts	10,145	—	257	10,402
Forward Currency Contracts	—	3,829	—	3,829
Change in Unrealized Appreciation (Depreciation) on Derivatives	6,001	3,829	257	10,087
F.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	21,195,568
Gross Unrealized Appreciation	173,503
Gross Unrealized Depreciation	(357,308)
Net Unrealized Appreciation (Depreciation)	(183,805)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $927,538,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2026, the fund purchased $7,844,290,000 of investment securities and sold $5,571,587,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $25,262,486,000 and $23,949,875,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	64,972	7,119	106,903	11,899
Issued in Lieu of Cash Distributions	5,388	591	12,259	1,365
Redeemed	(65,786)	(7,229)	(110,671)	(12,356)
Net Increase (Decrease)—Investor Shares	4,574	481	8,491	908
Admiral Shares
Issued	4,976,247	273,093	7,418,013	412,466
Issued in Lieu of Cash Distributions	311,394	17,091	552,764	30,767
Redeemed	(1,553,703)	(85,217)	(3,068,513)	(171,108)
Net Increase (Decrease)—Admiral Shares	3,733,938	204,967	4,902,264	272,125
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
54

Core Bond Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q13202 052026
55

Financial Statements
For the six-months ended March 31, 2026
Vanguard Core-Plus Bond Fund

Contents
Financial Statements	1

Core-Plus Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (34.2%)
U.S. Government Securities (8.3%)
	United States Treasury Note/Bond	1.875%	2/28/2029	5,361	5,075
	United States Treasury Note/Bond	3.250%	6/30/2029	4,000	3,927
	United States Treasury Note/Bond	4.000%	10/31/2029	1,200	1,205
	United States Treasury Note/Bond	3.625%	3/31/2030	2,900	2,870
[1]	United States Treasury Note/Bond	3.500%	4/30/2030	9,917	9,767
	United States Treasury Note/Bond	0.625%	5/15/2030	900	788
	United States Treasury Note/Bond	3.625%	9/30/2030	3,445	3,403
	United States Treasury Note/Bond	4.125%	11/30/2031	2,604	2,617
	United States Treasury Note/Bond	4.125%	2/29/2032	2,570	2,580
	United States Treasury Note/Bond	4.625%	2/15/2035	1,000	1,026
	United States Treasury Note/Bond	1.125%	8/15/2040	459	286
	United States Treasury Note/Bond	1.375%	11/15/2040	150	97
	United States Treasury Note/Bond	1.875%	2/15/2041	1,421	984
	United States Treasury Note/Bond	4.750%	2/15/2041	1,290	1,296
	United States Treasury Note/Bond	1.750%	8/15/2041	1,000	669
	United States Treasury Note/Bond	2.000%	11/15/2041	4,037	2,792
	United States Treasury Note/Bond	2.375%	2/15/2042	4,965	3,620
	United States Treasury Note/Bond	3.125%	2/15/2042	1,256	1,023
	United States Treasury Note/Bond	3.000%	5/15/2042	3,000	2,392
	United States Treasury Note/Bond	3.250%	5/15/2042	994	820
	United States Treasury Note/Bond	3.875%	5/15/2043	826	732
	United States Treasury Note/Bond	3.375%	5/15/2044	2,971	2,428
	United States Treasury Note/Bond	3.125%	8/15/2044	717	562
	United States Treasury Note/Bond	4.125%	8/15/2044	881	799
	United States Treasury Note/Bond	4.625%	11/15/2044	2,650	2,566
	United States Treasury Note/Bond	2.500%	2/15/2045	1,000	701
	United States Treasury Note/Bond	4.750%	2/15/2045	1,900	1,867
	United States Treasury Note/Bond	2.500%	5/15/2046	2,300	1,580
	United States Treasury Note/Bond	2.250%	8/15/2046	30	20
	United States Treasury Note/Bond	2.750%	11/15/2047	800	564
	United States Treasury Note/Bond	3.000%	2/15/2049	114	83
	United States Treasury Note/Bond	2.375%	11/15/2049	2,300	1,465
	United States Treasury Note/Bond	2.000%	2/15/2050	3,250	1,892
	United States Treasury Note/Bond	1.250%	5/15/2050	3,652	1,733
	United States Treasury Note/Bond	1.375%	8/15/2050	3,300	1,613
	United States Treasury Note/Bond	1.625%	11/15/2050	3,700	1,930
	United States Treasury Note/Bond	1.875%	2/15/2051	4,000	2,221
	United States Treasury Note/Bond	2.375%	5/15/2051	3,450	2,158
	United States Treasury Note/Bond	1.875%	11/15/2051	3,600	1,977
	United States Treasury Note/Bond	2.250%	2/15/2052	1,400	844
	United States Treasury Note/Bond	4.750%	11/15/2053	898	874
	United States Treasury Note/Bond	4.750%	5/15/2055	930	906
					76,752
Conventional Mortgage-Backed Securities (21.0%)
[2,3]	Fannie Mae Pool	3.000%	12/1/2046	1,250	1,132
[2,3]	Freddie Mac Gold Pool	3.000%	2/1/2044	4,750	4,356
[2,3]	Freddie Mac Gold Pool	4.000%	6/1/2048–7/1/2048	341	326
[2,4]	Ginnie Mae II Pool	2.000%	11/20/2050–6/20/2052	7,468	6,149
[2]	Ginnie Mae II Pool	2.500%	6/20/2050–6/20/2052	7,999	6,872
[2]	Ginnie Mae II Pool	3.000%	2/20/2047–4/20/2052	5,319	4,754
[2,4]	Ginnie Mae II Pool	3.500%	11/20/2047–5/20/2052	4,276	3,956
[2,5]	Ginnie Mae II Pool	4.000%	7/20/2047–4/15/2056	4,433	4,191
[2,5]	Ginnie Mae II Pool	4.500%	4/20/2048–4/15/2056	4,229	4,111
[2,5]	Ginnie Mae II Pool	5.000%	11/20/2052–5/15/2056	3,273	3,283
[2,5]	Ginnie Mae II Pool	5.500%	12/20/2052–5/15/2056	11,206	11,321
[2,5]	Ginnie Mae II Pool	6.000%	12/20/2052–5/15/2056	773	823
[2]	Ginnie Mae II Pool	6.500%	8/20/2032–6/20/2055	828	866
[2]	Ginnie Mae II Pool	7.000%	2/20/2055	184	190
[2,3]	UMBS Pool	1.500%	1/1/2036–7/1/2051	6,548	5,398
1

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	UMBS Pool	2.000%	10/1/2035–4/25/2056	40,986	34,166
[2,3,5]	UMBS Pool	2.500%	10/1/2035–4/25/2056	25,444	21,906
[2,3,5]	UMBS Pool	3.000%	2/1/2037–4/25/2056	17,989	16,234
[2,3,5]	UMBS Pool	3.500%	7/1/2032–5/25/2056	10,815	10,039
[2,3,5]	UMBS Pool	4.000%	4/25/2041–4/25/2056	7,002	6,673
[2,3]	UMBS Pool	4.500%	5/1/2040–2/1/2056	6,155	6,005
[2,3,5]	UMBS Pool	5.000%	7/1/2040–4/25/2056	10,580	10,519
[2,3,5]	UMBS Pool	5.500%	10/1/2040–4/25/2056	13,577	13,756
[2,3,5]	UMBS Pool	6.000%	11/1/2052–4/25/2056	12,285	12,658
[2,3,5]	UMBS Pool	6.500%	9/1/2053–4/25/2056	4,187	4,372
[2,3]	UMBS Pool	7.000%	3/1/2055–4/1/2055	451	474
					194,530
Nonconventional Mortgage-Backed Securities (4.9%)
[2,3]	Fannie Mae Pool	1.773%	8/1/2051	172	167
[2,3]	Fannie Mae Pool	4.304%	2/1/2056	1,296	1,278
[2,3]	Fannie Mae Pool	4.523%	9/1/2055	797	793
[2,3]	Fannie Mae Pool	4.552%	10/1/2055	1,222	1,217
[2,3]	Fannie Mae Pool	4.592%	3/1/2056	240	240
[2,3]	Fannie Mae Pool	4.617%	8/1/2055	422	423
[2,3]	Fannie Mae Pool	4.633%	3/1/2056	300	300
[2,3]	Fannie Mae Pool	4.637%	3/1/2056	940	941
[2,3]	Fannie Mae Pool	4.713%	1/1/2056	374	375
[2,3]	Fannie Mae Pool	4.849%	12/1/2055	273	273
[2,3]	Fannie Mae Pool	4.862%	12/1/2055	1,218	1,225
[2,3]	Fannie Mae Pool	4.901%	4/1/2056	230	232
[2,3]	Fannie Mae Pool	4.995%	11/1/2055	590	595
[2,3]	Fannie Mae Pool	4.999%	8/1/2055	259	262
[2,3]	Fannie Mae Pool	5.041%	3/1/2056	540	546
[2,3]	Fannie Mae Pool	5.047%	4/1/2056	370	374
[2,3]	Fannie Mae Pool	5.051%	12/1/2055	828	837
[2,3]	Fannie Mae Pool	5.058%	1/1/2056	369	373
[2,3]	Fannie Mae Pool	5.094%	10/1/2055	649	656
[2,3]	Fannie Mae Pool	5.101%	12/1/2055	462	467
[2,3]	Fannie Mae Pool	5.117%	10/1/2055	218	221
[2,3]	Fannie Mae Pool	5.124%	9/1/2055	481	488
[2,3]	Fannie Mae Pool	5.167%	12/1/2055	178	180
[2,3]	Fannie Mae Pool	5.369%	5/1/2055	281	287
[2,3]	Fannie Mae REMICS	1.000%	8/25/2050	305	243
[2,3]	Fannie Mae REMICS	1.250%	5/25/2050	117	94
[2,3]	Fannie Mae REMICS	1.500%	1/25/2051	374	297
[2,3]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	1,019	893
[2,3]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	2,957	2,617
[2,3]	Fannie Mae REMICS	3.500%	10/25/2042–5/25/2047	973	901
[2,3]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	875	828
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.644%	1/1/2056	110	109
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	720	718
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.027%	9/1/2055	262	264
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.125%	4.966%	2/1/2056	1,369	1,377
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.143%	5.206%	11/1/2055	255	258
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.148%	5.140%	12/1/2055	758	765
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.181%	5.260%	10/1/2055	138	139
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	149	151
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.160%	10/1/2055	304	308
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.212%	5.186%	8/1/2055	376	380
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	5.141%	1/1/2056	694	701
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.246%	4.561%	10/1/2055	403	400
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	185	186
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	322	324
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	159	160
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	267	270
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.300%	9/1/2055	321	325
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	306	311
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.792%	4/1/2056	200	200
[2,3]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2050	282	214
[2,3]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	246	205
2

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac REMICS	2.250%	8/25/2049	1,394	1,232
[2,3]	Freddie Mac REMICS	2.500%	11/25/2040–4/25/2050	3,967	3,493
[2,3]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	5,215	4,667
[2,3]	Freddie Mac REMICS	3.500%	3/15/2042–3/15/2047	574	527
[2,3]	Freddie Mac REMICS	4.000%	7/15/2048–6/25/2052	561	508
[2,3]	Freddie Mac REMICS	5.250%	8/25/2055	459	460
[2,3]	Freddie Mac REMICS	6.000%	10/25/2053	116	119
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	1,367	1,363
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	953	963
[2]	Ginnie Mae REMICS	1.000%	4/20/2051	133	102
[2]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	841	657
[2]	Ginnie Mae REMICS	1.375%	8/20/2050	1,387	1,091
[2]	Ginnie Mae REMICS	1.500%	2/20/2050	113	90
[2]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	982	860
[2]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	593	560
[2]	Ginnie Mae REMICS	4.000%	8/20/2041	800	763
[2]	Ginnie Mae REMICS	5.000%	9/20/2055	1,067	1,064
[2,6]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	70	60
[2,6]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	180	149
					45,116
Total U.S. Government and Agency Obligations (Cost $317,198)					316,398
Asset-Backed/Commercial Mortgage-Backed Securities (12.1%)
[2,7]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	100	100
[2,7]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	520	518
[2,7]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	99
[2,7]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	220	219
[2,7]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	450	448
[2,7]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	100	100
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	90	91
[2,7]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/2029	40	41
[2,7]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	30	30
[2,7]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	20	20
[2,7]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	60	62
[2,7]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	20	20
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	127	128
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	185	185
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	207	208
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	208	208
[2,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	100
[2]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	190	194
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	140	142
[2,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	170	166
[2,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	110	107
[2,7]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	190	181
[2,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	140	137
[2,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	110	106
[2]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2031	100	94
[2,7]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	50	51
[2,7]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	70	71
[2,7]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	50	50
[2,7]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	150	149
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/2027	7	7
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	101
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/2027	100	100
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	100	102
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	190	197
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	70	72
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	110	111
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	100	101
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	101
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	101
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	102
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	110	109
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	110	109
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	80	79
[2,6,7]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.818%	10/20/2036	160	160
[2,6,7]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.218%	10/20/2036	170	170
[2]	BANK Series 2017-BNK8	3.488%	11/15/2050	30	29
3

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Series 2018-BNK15	4.407%	11/15/2061	40	40
[2]	BANK Series 2019-BNK16	4.005%	2/15/2052	80	79
[2]	BANK Series 2019-BNK23	2.920%	12/15/2052	1,300	1,225
[2]	BANK Series 2019-BNK24	2.960%	11/15/2062	340	320
[2]	BANK Series 2021-BNK35	2.285%	6/15/2064	100	88
[2]	BANK Series 2022-BNK40	3.389%	3/15/2064	560	520
[2]	BANK Series 2022-BNK40	3.389%	3/15/2064	20	18
[2]	BANK Series 2022-BNK41	3.789%	4/15/2065	120	113
[2]	BANK Series 2022-BNK43	4.399%	8/15/2055	770	748
[2]	BANK Series 2024-BNK48	5.053%	10/15/2057	140	140
[2]	BANK Series 2024-BNK48	5.355%	10/15/2057	160	160
[2]	BANK Series 2025-BNK49	6.025%	3/15/2058	220	226
[2]	BANK Series 2025-BNK50	5.876%	5/15/2068	80	83
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	280	271
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	80	76
[2,7]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	150	150
[2,7]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	300	300
[2,6,7]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.698%	4/20/2034	130	130
[2,6,7]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	180	179
[2,7]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	74	61
[2,7]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	40	41
[2]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	260	257
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	100	89
[2]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	80	71
[2]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	80	78
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	290	301
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	120	122
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	280	287
[2]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	60	62
[2]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	120	126
[2]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	110	113
[2]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	200	207
[2]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	330	342
[2]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	160	167
[2]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	150	156
[2]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	50	52
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	220	217
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	290	281
[2]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	100	103
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	230	237
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	190	193
[2]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	102
[2,6,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	190	190
[2,6,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.218%	10/20/2038	210	210
[2,7]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	280	278
[2]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	350	371
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	200	210
[2]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	150	154
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	170	176
[2]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	40	41
[2]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	70	73
[2]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	120	123
[2]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	120	123
[2]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	230	239
[2]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	140	146
[2]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	370	376
[2]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	280	283
[2]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	40	40
[2]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	90	90
[2]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	60	60
[2]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	130	129
[2,7]	BX Trust Series 2019-OC11	3.202%	12/9/2041	380	359
[2,7]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	530	533
[2,6,7]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.022%	10/16/2028	40	40
[2,6,7]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	260	260
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	260	263
[2]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	20	20
[2]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	10	10
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	170	171
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	70	71
4

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	20	20
[2]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	30	30
[2]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	20	20
[2]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	20	20
[2]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	30	30
[2]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	30	30
[2]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	50	51
[2]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	30	30
[2]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	40	40
[2]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	40	40
[2]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	50	50
[2]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	20	20
[2]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	60	60
[2]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	30	30
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	150	151
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	1,130	1,119
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	90	88
[2]	CD Mortgage Trust Series 2018-CD7	4.838%	8/15/2051	50	47
[2,7]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	350	353
[2,7]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	189	189
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	40	40
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	10	10
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	10	10
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	20	20
[2,7]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	50	51
[2,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	50	51
[2,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	60	61
[2,7]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	50	50
[2,7]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	50	50
[2,7]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	50	50
[2,7]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	250	248
[2,7]	CIFC Funding Ltd. Series 2023-2A	4.792%	1/21/2037	150	150
[2,7]	CIFC Funding Ltd. Series 2023-2A	5.112%	1/21/2037	290	290
[2,7]	CIFC Funding Ltd. Series 2025-6A	5.410%	10/23/2038	100	100
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	130	129
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	450	426
[2,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	741	755
[2,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	50	50
[2,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	144	144
[2,7]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	300	295
[2,7]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	340	337
[2,7]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	270	268
[2,7]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	160	157
[2,7]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	390	391
[2,6,7]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	5.612%	9/25/2043	16	16
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	4.712%	1/25/2044	63	63
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	4.762%	2/25/2044	5	5
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.662%	5/25/2044	25	25
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.662%	7/25/2044	91	90
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	126	126
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.612%	1/25/2045	79	79
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	118	118
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.112%	3/25/2045	84	85
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	123	123
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.562%	9/25/2045	117	117
[2,6,7]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.612%	2/25/2046	197	197
[2,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	47	46
[2,7]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	199	198
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	300	268
[2,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	101
[2,7]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	100	100
[2,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	130	132
[2,7]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	20	20
[2,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	173	166
[2,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	410	408
[2,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	260	258
[2]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	90	91
[2]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	140	141
[2]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	210	211
[2]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	490	492
5

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	320	318
[2,6,7]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	100	100
[2,6,7]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	190	190
[2,6,7]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.253%	11/15/2038	210	210
[2,7]	Durst Commercial Mortgage Trust Series 2025-151	4.802%	8/10/2042	160	161
[2,6,7]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.892%	10/15/2038	150	150
[2,6,7]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.222%	10/15/2038	150	150
[2,7]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	250	252
[2,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[2,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	120	121
[2]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	80	80
[2]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	220	218
[2]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	170	168
[2]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	410	406
[2]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[2,7]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	101
[2,7]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	80	80
[2,7]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	60	60
[2,5,7]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	200	200
[2,5,7]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	170	170
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	130	132
[2,7]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	409	340
[2,7]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	200	135
[2,7]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	71	59
[2,7]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	200	133
[2,7]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	150	150
[2,7]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	150	150
[2]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	90	91
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	40	40
[2,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	250	250
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	110	111
[2]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	70	72
[2,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	100	102
[2]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	100	102
[2]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	150	151
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	40	40
[2,7]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	140	142
[2,7]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	100	100
[2]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	170	172
[2,7]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	180	179
[2,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/2029	100	101
[2,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	100	102
[2,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	100	100
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	90	90
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	5.512%	11/25/2043	34	34
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	164	164
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.912%	5/25/2044	120	120
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.712%	10/25/2044	18	18
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	4.912%	3/25/2044	65	65
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.912%	8/25/2044	188	188
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.612%	1/25/2045	25	25
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	94	94
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	186	186
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	70	70
[2,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	946	822
[2,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	384	356
[2,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	262	247
[2,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	329	329
[2,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	520	526
[2,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	2,369	2,394
[2,7]	GGP Trust Series 2026-TY	4.670%	3/5/2043	560	553
[2,7]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	150	150
[2,7]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	40	40
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	100	101
[2]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	80	81
[2]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	60	60
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	10	10
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	40	41
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	20	20
6

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	10	10
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	80	81
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	20	20
[2,7]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	70	73
[2,7]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	30	31
[2,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	280	283
[2,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	30	30
[2,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	190	192
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	150	153
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	20	20
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	100
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	100	101
[2,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	100	101
[2,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	100	101
[2,7,8]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	180	180
[2,7,8]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	5.067%	10/20/2039	170	170
[2,5,7]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	230	230
[2,5,7]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	150	150
[2,7]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/2031	60	61
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	380	348
[2,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	101
[2,7]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	130	130
[2,7]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	100	99
[2,7]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	150	150
[2,7]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	99
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	40	40
[2,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/2045	190	194
[2,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	250	252
[2,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	100	101
[2,7]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	70	70
[2,7]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	120	120
[2,7]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	100	99
[2,7]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	100	99
[2,7]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	74	61
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	121	122
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	163	163
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	296	297
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	250	249
[2,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	100	101
[2,7]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	110	111
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	110	111
[2]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/2029	250	257
[2]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	50	51
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	40	41
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	80	82
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	20	20
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	50	51
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	40
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	120	121
[2]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	80	81
[2]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	129
[2,7]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.554%	11/5/2037	110	110
[2,7]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	547	555
[2,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	247	250
[2,7]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	260	256
[2,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	701	608
[2,7]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	200	166
[2,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	666	578
[2,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	100	101
[2,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	20	20
[2,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	10	10
[2,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	10	10
[2,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	40	40
[2,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	40	40
[2,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	40	40
[2,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	20	20
[2,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	50	51
[2,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	110	111
[2,7]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	40	40
[2,7]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	40	40
7

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,7]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	70	70
[2,7]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	80	79
[2,7]	LBTY Commercial Mortgage Trust Series 2026-225L	4.593%	2/10/2043	330	326
[2,7]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	120	120
[2,7]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	290	290
[2,7]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	269	270
[2,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	100	102
[2,7]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	210	208
[2,7]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	77	64
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	110	114
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	230	237
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	130	130
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	100	98
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	90	85
[2,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	405	414
[2,6,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.812%	2/25/2061	1,226	1,226
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	520	552
[2,7]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	171	171
[2,7]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	133	132
[2,7]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	130	129
[2,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.372%	3/15/2072	4	4
[2,7]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	131	130
[2,7]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	150	148
[2,7]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	510	504
[2,6,7]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	307	308
[2]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	40	40
[2]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	50	50
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	40	40
[2,7]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	100	100
[2,7]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	73	64
[2,7]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	123	114
[2,7]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	256	222
[2,7]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	1,979	1,982
[2,7]	OCP Aegis CLO Ltd. Series 2024-39A	4.762%	4/16/2038	150	149
[2,7]	OCP Aegis CLO Ltd. Series 2024-39A	5.072%	4/16/2038	150	150
[2,7]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	150	150
[2,7]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	150	150
[2,6,7]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.742%	10/15/2034	110	110
[2,6,7]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.122%	10/15/2034	150	150
[2,7]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	660	661
[2,7]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	100	100
[2,7]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[2,7]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[2,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	160	162
[2,7]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	560	561
[2,7]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	290	290
[2,7]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	90	90
[2,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	148	148
[2,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	369	371
[2,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	1,689	1,707
[2,7]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	438	434
[2,6,7]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.012%	10/25/2056	635	636
[2,7]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	1,926	1,917
[2,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	336	340
[2,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	315	319
[2,7]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	151	151
[2,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	1,240	1,240
[2,7]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	1,169	1,170
[2,7]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	417	422
[2,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	563	563
[2,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	740	741
[2,6,7]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.012%	10/1/2056	2,389	2,399
[2,6,7]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.012%	11/25/2056	2,113	2,122
[2,6,7]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.962%	12/25/2056	1,653	1,658
[2,7]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	1,965	1,924
[2,6,7]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.862%	1/25/2057	1,032	1,030
[2,7]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	980	980
[2,6,7]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.962%	1/25/2057	980	982
[2,7]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	1,287	1,284
8

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5,7]	PMT Loan Trust Series 2026-INV4	1.000%	3/25/2057	1,200	1,220
[2,5,7]	PMT Loan Trust Series 2026-INV4	5.108%	3/25/2057	1,100	1,097
[2,6,7]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.812%	1/25/2057	726	723
[2,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	95	93
[2,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	100	100
[2,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	99	95
[2,7]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	70	66
[2,7]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	130	123
[2,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	198	187
[2,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	269	256
[2,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	40	38
[2,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	119	112
[2,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	210	199
[2,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	80	74
[2,7]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	330	318
[2,7]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	100	94
[2,7]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	520	508
[2,7]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	330	330
[2,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	704	720
[2,7]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	100	100
[2,6,7]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.673%	12/20/2030	80	80
[2,7]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	220	215
[2,7]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	100	99
[2,5,7,8]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	220	220
[2,5,7,8]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	180	180
[2,7]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	150	150
[2,7]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	180	180
[2,7]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	320	317
[2,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	196	198
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	52	52
[2]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	40	41
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	40	40
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	50	51
[2]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	60	62
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	150	152
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	160	164
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	230	231
[2]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	410	412
[2]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	80	81
[2]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	540	546
[2]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	470	471
[2]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	80	79
[2]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	120	118
[2,7]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	30	30
[2,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	30	31
[2,7]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	30	30
[2,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	20	20
[2,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	20	20
[2,7]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	30	30
[2,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	16	16
[2,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	5	5
[2,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	20	21
[2,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	14	14
[2,7]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	46	46
[2,7]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	46	46
[2,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	186	188
[2,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	49	50
[2,7]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	3,581	3,320
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	80	81
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	30	30
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	30	30
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	30	31
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	30	31
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	60	60
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	90	91
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	20	20
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	100	101
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	40	40
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	180	181
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	170	168
9

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,7]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	440	433
[2,7]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	200	197
[2,7]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	100	100
[2,7]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	100	99
[2,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	100	100
[2,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	80	80
[2,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	276	278
[2,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	158	159
[2,7]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	210	205
[2,7]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	480	473
[2,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	30	30
[2,7]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	30	30
[2,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	70	70
[2,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	100	100
[2,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	139	140
[2,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	110	113
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	40	40
[2,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	210	210
[2,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	138	135
[2,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	100	98
[2,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	93	93
[2,7]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	99	98
[2,7]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	222	222
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	40	39
[2,7]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	206	206
[2,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	182	183
[2,7]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	530	528
[2,7]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	250	249
[2,7]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	550	542
[2,7]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	490	479
[2,7]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	230	226
[2,7]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	100	101
[2,7]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	130	131
[2,7]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	190	193
[2,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	230	234
[2,7]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	150	153
[2,7]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	130	133
[2]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	50	51
[2]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	10	10
[2]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	60	60
[2,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	150	152
[2,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	100	101
[2]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	30	30
[2,7]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	100	101
[2,7]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	99
[2,6,7]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.798%	10/20/2036	160	160
[2,6,7]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.218%	10/20/2038	150	150
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	120	119
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	330	329
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	180	184
[2]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	190	193
[2,7]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	210	208
[2,5]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	570	590
[2,7]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	135	112
[2,7]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	600	400
[2,7]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	100	72
[2,7]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	248	243
[2,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	44	42
[2,7]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	330	327
[2,7]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	180	178
[2,7]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	70	70
[2]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	30	30
[2]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	50	51
[2]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	70	71
[2]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	120	119
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $111,953)					112,009
10

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (32.3%)
Communications (2.4%)
	Airbnb Inc.	4.400%	3/16/2029	310	310
	Airbnb Inc.	4.650%	3/16/2031	250	250
	Airbnb Inc.	5.250%	3/16/2036	320	320
	Alphabet Inc.	4.100%	2/15/2031	343	341
	Alphabet Inc.	4.400%	2/15/2033	641	633
[9]	Alphabet Inc.	4.000%	5/6/2054	100	105
	Alphabet Inc.	5.700%	11/15/2075	356	345
[10]	Alphabet Inc.	6.125%	2/13/2126	100	125
	AMC Networks Inc.	4.250%	2/15/2029	7	6
[7]	AMC Networks Inc.	10.500%	7/15/2032	135	133
[7]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	90	89
	AT&T Inc.	4.750%	4/30/2033	483	479
	AT&T Inc.	4.300%	12/15/2042	150	124
	AT&T Inc.	5.850%	4/30/2046	591	575
	AT&T Inc.	3.550%	9/15/2055	224	146
	AT&T Inc.	6.050%	8/15/2056	945	930
	AT&T Inc.	3.650%	9/15/2059	225	145
[7]	Black Pearl Compute LLC	6.125%	2/15/2031	35	36
[7]	Cable One Inc.	4.000%	11/15/2030	74	51
[7]	CCO Holdings LLC	5.000%	2/1/2028	75	74
[7]	CCO Holdings LLC	4.750%	3/1/2030	335	318
[7]	CCO Holdings LLC	4.500%	8/15/2030	85	79
[7]	CCO Holdings LLC	4.250%	2/1/2031	70	64
	CCO Holdings LLC	4.500%	5/1/2032	180	161
[7]	CCO Holdings LLC	7.000%	2/1/2033	45	45
	Charter Communications Operating LLC	3.750%	2/15/2028	650	639
	Charter Communications Operating LLC	4.200%	3/15/2028	560	555
	Charter Communications Operating LLC	6.100%	6/1/2029	1,168	1,210
	Charter Communications Operating LLC	6.650%	2/1/2034	183	191
	Charter Communications Operating LLC	6.484%	10/23/2045	783	721
	Charter Communications Operating LLC	5.750%	4/1/2048	440	368
	Charter Communications Operating LLC	3.900%	6/1/2052	600	382
	Charter Communications Operating LLC	6.700%	12/1/2055	340	325
[7]	Cipher Compute LLC	7.125%	11/15/2030	55	57
	Comcast Corp.	3.750%	4/1/2040	283	229
	Comcast Corp.	2.937%	11/1/2056	198	110
[7]	Cox Communications Inc.	4.800%	2/1/2035	523	476
[7]	CSC Holdings LLC	5.375%	2/1/2028	25	18
[7]	CSC Holdings LLC	11.250%	5/15/2028	160	131
[7]	CSC Holdings LLC	11.750%	1/31/2029	70	51
[7]	CSC Holdings LLC	4.125%	12/1/2030	100	60
[7]	CSC Holdings LLC	3.375%	2/15/2031	75	44
[7]	Directv Financing LLC	8.875%	2/1/2030	90	90
[7]	Directv Financing LLC	10.000%	2/15/2031	90	92
[2]	Discovery Global Holdings Inc.	4.279%	3/15/2032	95	84
[2]	Discovery Global Holdings Inc.	5.050%	3/15/2042	80	53
[2]	Discovery Global Holdings Inc.	5.141%	3/15/2052	56	34
[7]	DISH Network Corp.	11.750%	11/15/2027	64	66
[7]	EW Scripps Co.	9.875%	8/15/2030	40	39
[7]	Flash Compute LLC	7.250%	12/31/2030	45	45
[7]	Gray Media Inc.	5.375%	11/15/2031	40	30
[7]	Gray Media Inc.	9.625%	7/15/2032	50	50
[7]	Gray Media Inc.	7.250%	8/15/2033	30	30
[7]	Level 3 Financing Inc.	3.875%	11/15/2029	25	22
	Meta Platforms Inc.	4.200%	11/15/2030	590	584
	Meta Platforms Inc.	5.500%	11/15/2045	375	355
	Meta Platforms Inc.	4.450%	8/15/2052	244	192
	Meta Platforms Inc.	5.400%	8/15/2054	720	652
	Meta Platforms Inc.	5.750%	11/15/2065	125	116
[7]	Midcontinent Communications	8.000%	8/15/2032	115	107
[7]	Nexstar Media Inc.	6.500%	9/15/2033	165	166
[5,7]	Nexstar Media Inc.	7.250%	4/15/2034	70	70
[7]	NTT Finance Corp.	4.567%	7/16/2027	239	239
[5,7]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	60	62
[5,7]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	50	52
	Omnicom Group Inc.	3.375%	3/1/2041	140	103
[7]	Orange SA	4.750%	1/13/2033	845	835
11

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Outfront Media Capital LLC	7.375%	2/15/2031	40	42
	Paramount Global	2.900%	1/15/2027	72	71
	Paramount Global	4.200%	6/1/2029	75	72
	Paramount Global	6.875%	4/30/2036	100	88
	Paramount Global	4.375%	3/15/2043	100	60
	Paramount Global	5.850%	9/1/2043	40	28
	Paramount Global	4.950%	5/19/2050	40	24
	Rogers Communications Inc.	7.000%	4/15/2055	30	30
	Rogers Communications Inc.	7.125%	4/15/2055	95	96
[7]	Scripps Escrow II Inc.	3.875%	1/15/2029	25	23
	Sprint Capital Corp.	6.875%	11/15/2028	860	909
[7]	Sunrise FinCo I BV	4.875%	7/15/2031	135	128
[7]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	155	154
[10]	Time Warner Cable LLC	5.750%	6/2/2031	200	260
	T-Mobile USA Inc.	3.375%	4/15/2029	100	97
	T-Mobile USA Inc.	5.700%	1/15/2056	239	227
	Uber Technologies Inc.	4.800%	9/15/2034	225	220
	Uber Technologies Inc.	4.800%	9/15/2035	505	490
	Uber Technologies Inc.	5.350%	9/15/2054	595	547
[7]	Univision Communications Inc.	8.000%	8/15/2028	5	5
[7]	Univision Communications Inc.	4.500%	5/1/2029	5	5
[7]	Univision Communications Inc.	7.375%	6/30/2030	180	176
[7]	Univision Communications Inc.	8.500%	7/31/2031	60	60
[7]	Univision Communications Inc.	9.375%	8/1/2032	75	77
	Verizon Communications Inc.	4.750%	1/15/2033	324	320
	Verizon Communications Inc.	5.875%	11/30/2055	396	385
	Verizon Communications Inc.	2.987%	10/30/2056	440	259
[7]	Virgin Media Finance plc	5.000%	7/15/2030	200	164
[7]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	80	70
	Vodafone Group plc	6.150%	2/27/2037	71	76
	Vodafone Group plc	5.750%	6/28/2054	320	302
[7]	VZ Secured Financing BV	5.000%	1/15/2032	35	30
	Walt Disney Co.	4.625%	3/14/2036	530	515
[7]	WULF Compute LLC	7.750%	10/15/2030	90	95
					21,724
Consumer Discretionary (1.9%)
[7]	1011778 BC ULC	3.875%	1/15/2028	65	64
[7]	1011778 BC ULC	6.125%	6/15/2029	195	198
[7]	1011778 BC ULC	5.625%	9/15/2029	40	40
[7]	Acushnet Co.	5.625%	12/1/2033	35	35
[7]	ADT Security Corp.	5.875%	10/15/2033	40	39
[7]	Advance Auto Parts Inc.	7.000%	8/1/2030	45	46
[7]	Advance Auto Parts Inc.	7.375%	8/1/2033	115	116
[7]	Allied Universal Holdco LLC	6.875%	6/15/2030	25	25
	Amazon.com Inc.	4.550%	3/13/2033	725	718
	Amazon.com Inc.	5.650%	3/13/2046	620	618
	Amazon.com Inc.	4.050%	8/22/2047	305	244
	Amazon.com Inc.	5.550%	11/20/2065	380	358
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	30	29
	American Honda Finance Corp.	4.450%	1/8/2031	490	480
[7]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	20	21
[7]	Asbury Automotive Group Inc.	5.000%	2/15/2032	150	142
	AutoZone Inc.	4.750%	8/1/2032	300	298
[7,11]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	16	17
[7]	Belron UK Finance plc	5.750%	10/15/2029	45	45
	BorgWarner Inc.	4.950%	8/15/2029	115	116
[7]	Brightstar Lottery plc	5.750%	1/15/2033	30	29
[7]	Builders FirstSource Inc.	6.375%	3/1/2034	95	94
[7]	Builders FirstSource Inc.	6.750%	5/15/2035	50	50
[7]	Caesars Entertainment Inc.	7.000%	2/15/2030	85	86
[7]	Caesars Entertainment Inc.	6.500%	2/15/2032	25	25
[7]	Carnival Corp.	4.000%	8/1/2028	75	73
[7]	Carnival Corp.	5.125%	5/1/2029	135	134
[7]	Carnival Corp.	5.750%	3/15/2030	80	81
[7]	Carnival Corp.	5.875%	6/15/2031	170	172
[7]	Champ Acquisition Corp.	8.375%	12/1/2031	15	16
[7]	Churchill Downs Inc.	5.750%	4/1/2030	195	193
[7]	Clarios Global LP	6.750%	2/15/2030	15	15
[7]	Clarios Global LP	6.750%	9/15/2032	20	20
12

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CompoSecure Holdings LLC	5.625%	2/1/2033	25	24
[7]	Cyprium Corp.	6.125%	4/15/2031	25	25
[7]	Cyprium Corp.	6.375%	4/15/2034	15	15
	Dana Inc.	4.250%	9/1/2030	33	31
	Dana Inc.	4.500%	2/15/2032	17	16
	Ferguson Enterprises Inc.	4.350%	3/15/2031	275	271
[7]	Flutter Treasury DAC	5.875%	6/4/2031	95	94
	Ford Motor Co.	9.625%	4/22/2030	10	11
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	75	75
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	315	325
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	310	290
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	75	79
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	205	210
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	585	573
[7]	Garda World Security Corp.	7.750%	2/15/2028	170	173
[7]	Garda World Security Corp.	6.500%	1/15/2031	70	71
[7]	Garda World Security Corp.	8.250%	8/1/2032	35	35
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	50	52
	General Motors Co.	5.200%	4/1/2045	230	200
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	227
	General Motors Financial Co. Inc.	5.550%	7/15/2029	550	563
	General Motors Financial Co. Inc.	3.600%	6/21/2030	125	119
	General Motors Financial Co. Inc.	4.600%	1/8/2031	130	128
	General Motors Financial Co. Inc.	5.450%	1/8/2036	355	350
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	150	142
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	141	138
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	20	19
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	55	55
[7]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	130	130
[7]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	75	73
[7]	JH North America Holdings Inc.	5.875%	1/31/2031	15	15
[7]	JH North America Holdings Inc.	6.125%	7/31/2032	25	25
[7]	Light & Wonder International Inc.	6.250%	10/1/2033	60	59
[7]	Lithia Motors Inc.	4.625%	12/15/2027	160	158
[7]	Live Nation Entertainment Inc.	6.500%	5/15/2027	190	190
	Lowe's Cos. Inc.	4.000%	10/15/2028	95	94
	Lowe's Cos. Inc.	4.250%	3/15/2031	250	246
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,555	1,529
	Lowe's Cos. Inc.	4.850%	10/15/2035	780	760
	Lowe's Cos. Inc.	4.450%	4/1/2062	190	144
[7]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	5	5
[7]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	120	115
[7]	Men's Wearhouse LLC	9.000%	2/1/2031	10	10
[7]	MGM China Holdings Ltd.	7.125%	6/26/2031	55	56
	MGM Resorts International	6.500%	4/15/2032	25	25
[7]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	30	29
[7]	MIWD Holdco II LLC	5.500%	2/1/2030	45	39
[7]	NCL Corp. Ltd.	7.750%	2/15/2029	110	114
[7]	NCL Corp. Ltd.	5.875%	1/15/2031	50	49
[7]	NCL Corp. Ltd.	6.750%	2/1/2032	100	99
[7]	NCL Corp. Ltd.	6.250%	9/15/2033	25	24
	Newell Brands Inc.	6.375%	9/15/2027	45	45
[7]	Newell Brands Inc.	8.500%	6/1/2028	70	72
	Newell Brands Inc.	6.625%	9/15/2029	95	93
	Newell Brands Inc.	6.375%	5/15/2030	50	48
	Newell Brands Inc.	6.625%	5/15/2032	20	19
	Newell Brands Inc.	7.375%	4/1/2036	30	28
	Newell Brands Inc.	7.500%	4/1/2046	30	24
[7]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	44
[7]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	45	43
[7]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	135	130
[7]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	50	51
[7]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	105	108
[7]	Ontario Gaming GTA LP	8.000%	8/1/2030	40	38
[2,9]	Renault SA	3.875%	9/30/2030	300	340
[7]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	50	50
	Service Corp. International	4.000%	5/15/2031	5	5
[7]	Six Flags Entertainment Corp.	8.625%	1/15/2032	65	65
[7]	Six Flags Entertainment Corp.	6.625%	5/1/2032	30	30
[7]	Standard Building Solutions Inc.	6.500%	8/15/2032	35	35
13

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Standard Building Solutions Inc.	6.250%	8/1/2033	25	25
[7]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	765	760
[2,9]	Stellantis NV	4.625%	6/6/2035	200	219
[7]	Studio City Co. Ltd.	7.000%	2/15/2027	125	125
[7]	Studio City Finance Ltd.	5.000%	1/15/2029	125	117
[2]	Toyota Motor Credit Corp.	4.600%	3/11/2033	580	571
[7]	Vail Resorts Inc.	5.625%	7/15/2030	85	84
[7]	Vail Resorts Inc.	6.500%	5/15/2032	95	96
[7]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	310	309
[9]	Volkswagen International Finance NV	3.748%	Perpetual	100	114
[7]	Wayfair LLC	7.250%	10/31/2029	25	26
	Whirlpool Corp.	6.125%	6/15/2030	40	39
	Whirlpool Corp.	6.500%	6/15/2033	140	133
[7]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	50	49
[7]	Wynn Macau Ltd.	5.625%	8/26/2028	25	25
[7]	Wynn Macau Ltd.	5.125%	12/15/2029	20	19
[7]	Wynn Macau Ltd.	6.750%	2/15/2034	115	112
[7]	ZF North America Capital Inc.	7.500%	3/24/2031	200	196
[7]	ZF North America Capital Inc.	6.875%	4/23/2032	10	10
					17,233
Consumer Staples (1.3%)
[7]	Albertsons Cos. Inc.	6.500%	2/15/2028	55	56
[7]	Albertsons Cos. Inc.	5.500%	3/31/2031	25	25
[7]	Albertsons Cos. Inc.	6.250%	3/15/2033	150	151
[7]	Albertsons Cos. Inc.	5.750%	3/31/2034	135	132
	Altria Group Inc.	3.400%	2/4/2041	135	102
	Altria Group Inc.	3.875%	9/16/2046	150	110
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	150	152
	BAT Capital Corp.	3.557%	8/15/2027	237	234
	BAT Capital Corp.	2.259%	3/25/2028	220	211
	BAT Capital Corp.	4.906%	4/2/2030	20	20
	BAT Capital Corp.	6.343%	8/2/2030	230	246
	BAT Capital Corp.	4.625%	3/22/2033	1,190	1,164
	BAT Capital Corp.	5.650%	3/16/2052	90	83
	BAT Capital Corp.	7.081%	8/2/2053	420	465
[2,9]	BAT International Finance plc	2.000%	3/13/2045	100	77
[2,9]	British American Tobacco plc	3.750%	Perpetual	300	338
[7]	Energizer Holdings Inc.	4.750%	6/15/2028	168	165
[7]	Energizer Holdings Inc.	4.375%	3/31/2029	220	210
[7]	Energizer Holdings Inc.	6.000%	9/15/2033	90	84
[7]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	105	103
[7]	Imperial Brands Finance plc	6.125%	7/27/2027	200	204
[7]	Imperial Brands Finance plc	4.500%	6/30/2028	500	500
[7]	Imperial Brands Finance plc	6.375%	7/1/2055	250	248
	JBS NV	6.375%	2/25/2055	1,058	1,052
[7]	KeHE Distributors LLC	9.000%	2/15/2029	100	104
	Kraft Heinz Foods Co.	3.750%	4/1/2030	320	310
	Kraft Heinz Foods Co.	4.375%	6/1/2046	470	367
	Kraft Heinz Foods Co.	5.500%	6/1/2050	435	388
	Kroger Co.	5.000%	9/15/2034	335	331
	Kroger Co.	4.450%	2/1/2047	93	76
	Kroger Co.	5.500%	9/15/2054	350	325
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	141	135
[7]	Mars Inc.	5.000%	3/1/2032	190	192
[7]	Mars Inc.	5.200%	3/1/2035	606	612
[7]	Mars Inc.	5.700%	5/1/2055	903	880
[7]	Mars Inc.	5.800%	5/1/2065	530	520
[7]	Opal Bidco SAS	6.500%	3/31/2032	205	205
[7]	Performance Food Group Inc.	4.250%	8/1/2029	20	19
[7]	Performance Food Group Inc.	6.125%	9/15/2032	55	55
[7]	Performance Food Group Inc.	5.625%	3/1/2034	65	63
	Philip Morris International Inc.	5.625%	11/17/2029	225	234
	Philip Morris International Inc.	4.250%	10/29/2032	530	514
	Philip Morris International Inc.	5.375%	2/15/2033	100	103
	Philip Morris International Inc.	4.625%	10/29/2035	170	164
	Philip Morris International Inc.	4.500%	3/20/2042	106	93
[7]	Post Holdings Inc.	6.250%	2/15/2032	90	91
[7]	Post Holdings Inc.	6.375%	3/1/2033	55	54
[7]	Post Holdings Inc.	6.250%	10/15/2034	15	15
14

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Post Holdings Inc.	6.500%	3/15/2036	95	93
	Sysco Corp.	4.400%	7/25/2031	65	63
	Sysco Corp.	4.950%	3/25/2036	140	134
	Tyson Foods Inc.	4.950%	2/20/2036	95	93
[7]	US Foods Inc.	6.875%	9/15/2028	10	10
[7]	US Foods Inc.	4.750%	2/15/2029	42	42
[7]	US Foods Inc.	5.750%	4/15/2033	35	35
					12,452
Energy (3.2%)
[7]	Antero Midstream Partners LP	6.625%	2/1/2032	45	46
[7]	Antero Midstream Partners LP	5.750%	10/15/2033	65	64
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	125	127
[7]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	65	66
	Baker Hughes Holdings LLC	4.650%	6/15/2033	710	699
	Baker Hughes Holdings LLC	5.850%	6/15/2056	490	479
[7]	Blue Racer Midstream LLC	7.000%	7/15/2029	80	83
[7]	Blue Racer Midstream LLC	7.250%	7/15/2032	30	31
	Boardwalk Pipelines LP	4.800%	5/3/2029	85	85
	BP Capital Markets America Inc.	3.060%	6/17/2041	386	291
	BP Capital Markets America Inc.	2.939%	6/4/2051	1	1
[7]	California Resources Corp.	7.000%	1/15/2034	95	96
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	90	78
[7]	Cheniere Energy Inc.	5.200%	7/30/2036	410	405
[7]	Cheniere Energy Inc.	6.000%	7/30/2056	490	488
	Cheniere Energy Partners LP	3.250%	1/31/2032	160	146
	Cheniere Energy Partners LP	5.950%	6/30/2033	30	31
[7]	Chord Energy Corp.	6.000%	10/1/2030	50	51
[7]	Chord Energy Corp.	6.750%	3/15/2033	35	36
[7]	CNX Resources Corp.	7.375%	1/15/2031	29	30
[7]	CNX Resources Corp.	7.250%	3/1/2032	91	93
[7]	CNX Resources Corp.	5.875%	3/1/2034	65	63
	ConocoPhillips Co.	3.800%	3/15/2052	140	102
[7]	Crescent Energy Finance LLC	7.750%	7/31/2029	30	30
	Devon Energy Corp.	4.750%	5/15/2042	113	99
	Devon Energy Corp.	5.750%	9/15/2054	580	545
[7]	Diamond Foreign Asset Co.	8.500%	10/1/2030	98	103
	Diamondback Energy Inc.	5.750%	4/18/2054	180	170
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	310	315
	Enbridge Inc.	6.200%	11/15/2030	540	573
	Enbridge Inc.	4.850%	3/27/2031	460	462
	Enbridge Inc.	5.450%	3/27/2036	580	585
	Enbridge Inc.	6.700%	11/15/2053	205	223
	Energy Transfer LP	4.400%	3/15/2027	510	510
	Energy Transfer LP	5.250%	4/15/2029	139	142
	Energy Transfer LP	5.250%	7/1/2029	215	220
	Energy Transfer LP	5.300%	4/1/2044	120	108
	Energy Transfer LP	5.150%	3/15/2045	200	174
	Energy Transfer LP	5.400%	10/1/2047	319	284
	Energy Transfer LP	5.950%	5/15/2054	205	192
	Enterprise Products Operating LLC	5.200%	1/15/2036	120	121
	EOG Resources Inc.	5.650%	12/1/2054	470	458
	EQT Corp.	7.500%	6/1/2030	127	138
[7]	Excelerate Energy LP	8.000%	5/15/2030	70	73
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	740	720
[2]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,035	916
	Genesis Energy LP	8.250%	1/15/2029	155	160
	Genesis Energy LP	8.000%	5/15/2033	45	47
	Genesis Energy LP	6.750%	3/15/2034	55	55
	Helmerich & Payne Inc.	4.650%	12/1/2027	65	65
	Helmerich & Payne Inc.	4.850%	12/1/2029	40	40
	Hess Corp.	7.875%	10/1/2029	160	179
[7]	Hess Midstream Operations LP	6.500%	6/1/2029	35	36
[7]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	75	75
[2]	KazMunayGas National Co. JSC	4.750%	4/19/2027	385	384
	Kinder Morgan Inc.	5.150%	6/1/2030	420	430
[7]	Kinetik Holdings LP	6.625%	12/15/2028	45	46
[7]	Kinetik Holdings LP	5.875%	6/15/2030	10	10
	Marathon Petroleum Corp.	5.150%	3/1/2030	750	765
[7]	Matador Resources Co.	6.250%	4/15/2033	15	15
15

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Matador Resources Co.	6.000%	4/15/2034	55	55
	MPLX LP	4.800%	2/15/2029	110	111
	Occidental Petroleum Corp.	7.500%	5/1/2031	70	78
	Occidental Petroleum Corp.	6.600%	3/15/2046	5	5
	Occidental Petroleum Corp.	6.050%	10/1/2054	464	451
	ONEOK Inc.	5.800%	11/1/2030	230	239
[7]	Permian Resources Operating LLC	9.875%	7/15/2031	12	13
	Petrobras Global Finance BV	5.125%	9/10/2030	1,398	1,368
[7]	Petronas Capital Ltd.	4.950%	1/3/2031	137	140
[2]	Petronas Capital Ltd.	5.340%	4/3/2035	617	633
	Phillips 66 Co.	5.250%	6/15/2031	290	297
	Phillips 66 Co.	5.650%	6/15/2054	300	279
	Plains All American Pipeline LP	4.700%	1/15/2031	150	150
	Plains All American Pipeline LP	5.600%	1/15/2036	200	201
[7]	Rockies Express Pipeline LLC	6.750%	3/15/2033	25	26
[2]	SA Global Sukuk Ltd.	1.602%	6/17/2026	5,980	5,940
[2]	SA Global Sukuk Ltd.	4.125%	9/17/2030	700	674
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	115	115
[7]	SM Energy Co.	6.750%	8/1/2029	15	15
[7]	SM Energy Co.	8.625%	11/1/2030	20	21
[7]	SM Energy Co.	8.750%	7/1/2031	65	68
[7]	SM Energy Co.	7.000%	8/1/2032	100	102
[7]	SM Energy Co.	9.625%	6/15/2033	135	149
[7]	SM Energy Co.	6.625%	4/15/2034	85	85
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	79	82
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	25	26
	Suncor Energy Inc.	4.000%	11/15/2047	147	111
[7]	Sunoco LP	5.625%	3/15/2031	50	50
[7]	Sunoco LP	5.375%	7/15/2031	35	35
[7]	Sunoco LP	5.625%	7/15/2034	50	49
[7]	Sunoco LP	7.875%	Perpetual	75	76
[7]	Tallgrass Energy Partners LP	7.375%	2/15/2029	52	53
[7]	Tallgrass Energy Partners LP	6.000%	12/31/2030	45	45
[7]	Tallgrass Energy Partners LP	6.750%	3/15/2034	100	100
	Targa Resources Corp.	5.200%	7/1/2027	110	111
	Targa Resources Corp.	6.150%	3/1/2029	455	474
	Targa Resources Corp.	6.125%	3/15/2033	175	185
	Targa Resources Corp.	6.500%	3/30/2034	420	454
[2,9]	TotalEnergies Capital International SA	3.852%	3/3/2045	200	210
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	1,010	1,000
[2,9]	TotalEnergies SE	1.625%	Perpetual	200	223
[7]	Transocean International Ltd.	8.250%	5/15/2029	20	21
[7]	Transocean International Ltd.	8.750%	2/15/2030	42	44
[7]	Transocean International Ltd.	8.500%	5/15/2031	80	84
[7]	Transocean International Ltd.	7.875%	10/15/2032	35	37
[7]	Valaris Ltd.	8.375%	4/30/2030	113	117
	Valero Energy Corp.	5.150%	2/15/2030	290	296
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	45	43
[7]	Venture Global LNG Inc.	9.500%	2/1/2029	185	200
[7]	Venture Global LNG Inc.	8.375%	6/1/2031	30	31
[7]	Venture Global LNG Inc.	9.875%	2/1/2032	135	145
[7]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	25	26
[7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	65	68
[7]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	265	276
[7]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	80	85
	Western Midstream Operating LP	4.500%	3/1/2028	215	215
	Western Midstream Operating LP	4.750%	8/15/2028	236	237
	Williams Cos. Inc.	5.650%	3/15/2033	340	352
					29,835
Financials (11.6%)
[7]	200 Park Funding Trust	5.740%	2/15/2055	444	426
	AerCap Ireland Capital DAC	4.875%	4/1/2028	510	514
	AerCap Ireland Capital DAC	4.375%	11/15/2030	357	351
	AerCap Ireland Capital DAC	3.850%	10/29/2041	300	240
[7]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	18	18
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	25	25
	Ally Financial Inc.	5.737%	5/15/2029	172	175
	American Express Co.	5.043%	7/26/2028	376	379
	American Express Co.	5.085%	1/30/2031	360	366
16

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.850%	5/7/2030	1,330	1,343
[7]	AmWINS Group Inc.	6.375%	2/15/2029	60	60
[7]	AmWINS Group Inc.	4.875%	6/30/2029	35	34
	Aon North America Inc.	5.150%	3/1/2029	670	684
	Apollo Global Management Inc.	5.150%	8/12/2035	200	194
	Apollo Global Management Inc.	5.800%	5/21/2054	433	402
	Apollo Global Management Inc.	6.000%	12/15/2054	330	309
[7]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	5	5
	Ares Capital Corp.	5.875%	3/1/2029	200	201
	Ares Strategic Income Fund	5.700%	3/15/2028	280	280
[9]	Artea Bankas AB	3.739%	10/7/2029	300	343
	Arthur J Gallagher & Co.	4.600%	12/15/2027	407	408
[7]	Asurion LLC	8.000%	12/31/2032	115	119
[7]	Asurion LLC	8.375%	2/1/2034	105	102
[7]	Athene Global Funding	1.985%	8/19/2028	750	699
	Athene Holding Ltd.	3.450%	5/15/2052	61	37
	Athene Holding Ltd.	6.625%	10/15/2054	187	173
[9]	Athora Holding Ltd.	6.625%	6/16/2028	900	1,083
[9]	Athora Holding Ltd.	5.875%	9/10/2034	100	117
[7]	Aviation Capital Group LLC	4.875%	1/28/2033	410	396
	Bank of America Corp.	5.744%	2/12/2036	1,020	1,038
[2]	Bank of America Corp.	4.078%	4/23/2040	340	295
[2,9]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	200	225
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	310	339
	Bank of New York Mellon Corp.	5.316%	6/6/2036	954	966
	Bank of Nova Scotia	4.247%	2/2/2030	1,270	1,258
	Barclays plc	4.837%	9/10/2028	158	159
	Barclays plc	7.385%	11/2/2028	200	208
	Barclays plc	5.086%	2/25/2029	431	434
[2,9]	Barclays plc	4.973%	5/31/2036	100	118
	Barclays plc	5.207%	2/24/2037	500	484
[2,9]	Barclays plc	4.616%	3/26/2037	200	232
	Barclays plc	3.330%	11/24/2042	200	148
	Block Inc.	2.750%	6/1/2026	10	10
[7]	Block Inc.	5.625%	8/15/2030	55	55
	Block Inc.	6.500%	5/15/2032	155	156
[7]	Block Inc.	6.000%	8/15/2033	30	30
[7]	BNP Paribas SA	5.283%	11/19/2030	110	112
[7]	BNP Paribas SA	4.916%	1/15/2034	1,051	1,028
[10]	BPCE SA	2.500%	11/30/2032	600	756
[7]	Bread Financial Holdings Inc.	6.750%	5/15/2031	70	69
	Brown & Brown Inc.	4.700%	6/23/2028	216	217
[7]	Burford Capital Global Finance LLC	8.500%	1/15/2034	15	13
	Capital One Financial Corp.	5.468%	2/1/2029	120	122
	Capital One Financial Corp.	3.273%	3/1/2030	480	462
[2]	Capital One Financial Corp.	7.624%	10/30/2031	164	181
	Capital One Financial Corp.	6.051%	2/1/2035	168	174
	Capital One Financial Corp.	6.183%	1/30/2036	492	500
	Capital One Financial Corp.	5.197%	9/11/2036	423	410
	Capital One Financial Corp.	5.399%	1/30/2037	1,835	1,801
	Carlyle Group Inc.	5.050%	9/19/2035	147	142
	Charles Schwab Corp.	6.136%	8/24/2034	509	542
	Citigroup Inc.	4.643%	5/7/2028	3,040	3,045
	Citigroup Inc.	4.542%	9/19/2030	1,320	1,315
	Citigroup Inc.	6.174%	5/25/2034	170	176
	Citigroup Inc.	5.827%	2/13/2035	280	284
	Citigroup Inc.	6.020%	1/24/2036	340	347
	Citigroup Inc.	4.650%	7/30/2045	145	127
[2,10]	Close Brothers Finance plc	1.625%	12/3/2030	100	109
[10]	Close Brothers Group plc	7.750%	6/14/2028	323	442
	Corebridge Financial Inc.	3.650%	4/5/2027	150	149
	Corebridge Financial Inc.	3.850%	4/5/2029	330	322
	Corebridge Financial Inc.	3.900%	4/5/2032	200	188
	Corebridge Financial Inc.	4.350%	4/5/2042	190	156
	Corebridge Financial Inc.	4.400%	4/5/2052	300	233
[7]	Credit Acceptance Corp.	6.625%	3/15/2030	105	102
[7]	Credit Agricole SA	4.631%	9/11/2028	250	250
[7]	Danske Bank A/S	5.427%	3/1/2028	200	202
[7]	Danske Bank A/S	4.999%	3/27/2032	750	752
[2,9]	Deutsche Bank AG	4.450%	5/15/2041	200	222
17

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	600	690
	Equitable Holdings Inc.	5.000%	4/20/2048	102	88
	Fifth Third Bancorp	6.339%	7/27/2029	280	290
	Fifth Third Bancorp	4.895%	9/6/2030	380	381
[7]	Focus Financial Partners LLC	6.750%	9/15/2031	45	45
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	10	10
[7]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	90	84
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	40	39
[7]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	40	38
[2,9]	GA Global Funding Trust	4.133%	9/16/2035	300	325
[7]	GGAM Finance Ltd.	8.000%	2/15/2027	60	61
[7]	Global Atlantic Fin Co.	7.950%	6/15/2033	270	290
[7]	Global Atlantic Fin Co.	6.750%	3/15/2054	310	290
	Goldman Sachs Group Inc.	4.692%	10/23/2030	380	380
[2]	Goldman Sachs Group Inc.	4.369%	10/21/2031	110	108
	Goldman Sachs Group Inc.	6.750%	10/1/2037	200	216
	Goldman Sachs Group Inc.	2.908%	7/21/2042	225	159
[2]	Goldman Sachs Group Inc.	4.800%	7/8/2044	140	124
	Goldman Sachs Group Inc.	5.561%	11/19/2045	900	864
	Golub Capital Private Credit Fund	5.875%	5/1/2030	330	324
[2,9]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	100	117
[9]	Grand City Properties Finance Sarl	4.750%	Perpetual	100	107
[9]	Helvetia Europe SA	2.750%	9/30/2041	300	322
[7]	Howden UK Refinance plc	7.250%	2/15/2031	35	35
[7]	Howden UK Refinance plc	8.125%	2/15/2032	115	108
[7]	HPS Corporate Lending Fund	4.900%	9/11/2028	547	533
	HPS Corporate Lending Fund	5.950%	4/14/2032	233	225
	HSBC Holdings plc	5.130%	11/19/2028	419	422
[2]	HSBC Holdings plc	3.973%	5/22/2030	450	440
	HSBC Holdings plc	4.619%	11/6/2031	1,212	1,195
	HSBC Holdings plc	2.804%	5/24/2032	224	201
	HSBC Holdings plc	5.279%	3/10/2037	61	59
	HSBC Holdings plc	6.332%	3/9/2044	175	184
	HSBC USA Inc.	4.650%	6/3/2028	388	390
[7]	HUB International Ltd.	7.250%	6/15/2030	20	21
[7]	HUB International Ltd.	7.375%	1/31/2032	25	26
	Huntington Bancshares Inc.	6.208%	8/21/2029	800	829
	Huntington Bancshares Inc.	5.709%	2/2/2035	343	350
	Huntington Bancshares Inc.	2.487%	8/15/2036	150	129
	Huntington Bancshares Inc.	5.605%	1/28/2041	400	391
	Huntington National Bank	4.871%	4/12/2028	621	623
	Intercontinental Exchange Inc.	3.625%	9/1/2028	148	146
	Intercontinental Exchange Inc.	3.000%	6/15/2050	94	60
	Intercontinental Exchange Inc.	5.200%	6/15/2062	115	102
[2,9]	IWG US Finance LLC	6.500%	6/28/2030	100	123
[9]	IWG US Finance LLC	5.125%	5/14/2032	200	229
[9]	JAB Holdings BV	4.375%	4/25/2034	300	347
	JPMorgan Chase & Co.	4.979%	7/22/2028	578	582
	JPMorgan Chase & Co.	4.505%	10/22/2028	740	741
	JPMorgan Chase & Co.	4.603%	10/22/2030	470	471
	JPMorgan Chase & Co.	5.140%	1/24/2031	700	712
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,019	1,033
	JPMorgan Chase & Co.	4.898%	1/22/2037	755	739
	JPMorgan Chase & Co.	5.193%	2/5/2037	2,270	2,229
	JPMorgan Chase & Co.	6.400%	5/15/2038	200	220
	Keybank National Association	5.000%	1/26/2033	100	99
	KeyCorp	6.401%	3/6/2035	110	117
	KKR & Co. Inc.	5.100%	8/7/2035	112	108
[2,9]	Kommunalkredit Austria AG	5.250%	3/28/2029	500	595
	M&T Bank Corp.	5.179%	7/8/2031	430	434
	M&T Bank Corp.	6.082%	3/13/2032	399	418
	M&T Bank Corp.	5.053%	1/27/2034	127	125
	M&T Bank Corp.	5.400%	7/30/2035	464	463
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	250	246
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	1,453	1,461
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	492	493
	MetLife Inc.	4.875%	11/13/2043	100	89
	MetLife Inc.	5.000%	7/15/2052	100	88
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	203
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	475	468
18

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	3.950%	4/23/2027	174	173
[2]	Morgan Stanley	5.652%	4/13/2028	129	130
	Morgan Stanley	4.654%	10/18/2030	730	729
	Morgan Stanley	5.230%	1/15/2031	651	661
[2]	Morgan Stanley	4.356%	10/22/2031	721	707
[2]	Morgan Stanley	2.511%	10/20/2032	640	565
	Morgan Stanley	5.466%	1/18/2035	350	355
	Morgan Stanley	5.831%	4/19/2035	860	893
	Morgan Stanley	5.587%	1/18/2036	600	612
	Morgan Stanley	5.664%	4/17/2036	725	742
	Morgan Stanley	5.073%	1/30/2037	1,010	989
[2]	Morgan Stanley	3.971%	7/22/2038	175	153
[2]	Morgan Stanley	4.457%	4/22/2039	140	128
	Morgan Stanley	5.314%	1/18/2041	400	386
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	560	562
[2]	Morgan Stanley Bank NA	5.504%	5/26/2028	250	253
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	1,239	1,246
[2]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	2,350	2,326
	Nasdaq Inc.	5.350%	6/28/2028	191	195
	Nasdaq Inc.	3.950%	3/7/2052	375	275
[7]	National Australia Bank Ltd.	2.990%	5/21/2031	250	227
	National Bank of Canada	4.950%	2/1/2028	890	894
[2]	NatWest Group plc	4.892%	5/18/2029	200	201
	NatWest Group plc	5.115%	5/23/2031	210	212
	Navient Corp.	4.875%	3/15/2028	8	8
	Navient Corp.	9.375%	7/25/2030	30	29
[5,7]	Nippon Life Insurance Co.	5.046%	4/2/2033	200	200
[9]	Nippon Life Insurance Co.	4.114%	1/23/2055	100	111
	Northern Trust Corp.	4.150%	11/19/2030	282	280
	Northern Trust Corp.	5.117%	11/19/2040	293	286
[2,9]	Oldenburgische Landesbank AG	8.500%	4/24/2034	200	257
[7]	Omnis Funding Trust	6.722%	5/15/2055	331	334
	OneMain Finance Corp.	3.500%	1/15/2027	65	64
	OneMain Finance Corp.	6.125%	5/15/2030	25	24
	OneMain Finance Corp.	6.500%	3/15/2033	70	67
	OneMain Finance Corp.	6.750%	9/15/2033	50	48
[7]	Panther Escrow Issuer LLC	7.125%	6/1/2031	61	61
[7]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	270	272
	Pinnacle Bank	5.957%	1/15/2036	263	261
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	595	607
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,330	1,368
	PNC Financial Services Group Inc.	6.875%	10/20/2034	500	552
	PNC Financial Services Group Inc.	5.575%	1/29/2036	70	72
	PNC Financial Services Group Inc.	5.423%	1/25/2041	530	520
	Progressive Corp.	4.600%	3/26/2031	70	70
	Progressive Corp.	5.150%	3/26/2036	805	807
	Prudential Financial Inc.	3.935%	12/7/2049	250	186
	Prudential Financial Inc.	6.500%	3/15/2054	150	153
[2,9]	Public Property Invest A/S	4.625%	3/12/2030	400	468
[2,9]	Public Property Invest A/S	4.375%	10/1/2032	100	114
[9]	Raiffeisen Bank International AG	2.875%	6/18/2032	300	341
	Regions Financial Corp.	5.722%	6/6/2030	1,225	1,257
	Regions Financial Corp.	5.502%	9/6/2035	586	587
[7]	Rocket Cos. Inc.	6.500%	8/1/2029	50	51
[7]	Rocket Cos. Inc.	6.125%	8/1/2030	60	61
[7]	Rocket Cos. Inc.	7.125%	2/1/2032	35	36
[7]	Rocket Cos. Inc.	6.375%	8/1/2033	90	91
[7]	Rocket Mortgage LLC	2.875%	10/15/2026	55	54
[7]	Rocket Mortgage LLC	3.875%	3/1/2031	50	46
[2]	Royal Bank of Canada	5.200%	8/1/2028	120	122
[2]	Royal Bank of Canada	4.650%	10/18/2030	590	591
[7]	Ryan Specialty LLC	5.875%	8/1/2032	80	79
	Santander UK Group Holdings plc	4.320%	9/22/2029	404	400
[10]	Scottish Widows Ltd.	7.000%	6/16/2043	100	133
[7]	Shift4 Payments LLC	6.750%	8/15/2032	90	89
	Sixth Street Lending Partners	6.125%	7/15/2030	520	518
	State Street Corp.	4.834%	4/24/2030	760	772
	State Street Corp.	4.784%	10/23/2036	686	666
	Suci Second Investment Co.	4.375%	9/10/2027	2,085	2,075
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	400	408
19

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	605	599
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	300	296
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	765	739
[7]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	1,980	1,967
[7]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	2,760	2,727
	Toronto-Dominion Bank	4.783%	12/17/2029	750	759
[9]	Triodos Bank NV	4.875%	9/12/2029	500	586
[2,9]	Triodos Bank NV	2.250%	2/5/2032	200	227
[2]	Truist Bank	4.144%	1/27/2029	470	468
[2]	Truist Financial Corp.	5.071%	5/20/2031	1,156	1,169
	UBS Americas Inc.	7.125%	7/15/2032	340	380
[7]	UBS Group AG	4.253%	3/23/2028	200	199
[7]	UBS Group AG	3.869%	1/12/2029	350	346
[7]	UBS Group AG	4.151%	12/23/2029	1,410	1,394
[7]	UBS Group AG	5.617%	9/13/2030	345	355
[7]	UBS Group AG	4.398%	9/23/2031	750	737
[7]	UBS Group AG	3.091%	5/14/2032	280	257
[7]	UBS Group AG	4.844%	11/6/2033	570	560
[7]	UBS Group AG	5.580%	5/9/2036	371	376
[7]	UBS Group AG	5.010%	3/23/2037	951	918
	US Bancorp	5.775%	6/12/2029	940	967
	US Bancorp	5.083%	5/15/2031	617	626
	US Bancorp	5.850%	10/21/2033	188	197
	US Bancorp	4.839%	2/1/2034	220	217
	US Bancorp	5.836%	6/12/2034	340	355
[7]	UWM Holdings LLC	6.625%	2/1/2030	15	14
[9]	Volksbank Wien AG	5.750%	6/21/2034	200	236
[9]	Volksbank Wien AG	5.500%	12/4/2035	200	235
[2]	Wells Fargo & Co.	2.393%	6/2/2028	490	478
[2]	Wells Fargo & Co.	5.557%	7/25/2034	269	275
	Wells Fargo & Co.	6.491%	10/23/2034	343	371
	Wells Fargo & Co.	4.960%	1/23/2037	1,580	1,539
[2]	Wells Fargo & Co.	3.068%	4/30/2041	175	131
	Wells Fargo & Co.	5.375%	11/2/2043	155	145
	Wells Fargo & Co.	5.433%	1/23/2047	1,100	1,041
[7]	WEX Inc.	6.500%	3/15/2033	35	34
	Willis North America Inc.	2.950%	9/15/2029	904	856
[9]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	200	204
					107,432
Health Care (2.6%)
[7]	1261229 BC Ltd.	10.000%	4/15/2032	112	114
	Abbott Laboratories	4.300%	3/15/2033	2,680	2,623
	Abbott Laboratories	5.600%	3/15/2066	790	770
	AbbVie Inc.	4.400%	3/15/2033	1,035	1,015
	AbbVie Inc.	5.650%	3/15/2066	300	292
	Amgen Inc.	4.850%	2/19/2036	510	501
	Amgen Inc.	4.950%	10/1/2041	450	416
	Amgen Inc.	5.650%	3/2/2053	445	431
	Amgen Inc.	5.650%	2/19/2056	600	580
	Amgen Inc.	5.750%	3/2/2063	95	91
	Augusta SpinCo Corp.	4.945%	3/23/2033	435	433
[7]	Bausch + Lomb Corp.	8.375%	10/1/2028	3	3
[2,9]	Bayer AG	6.625%	9/25/2083	400	480
	Becton Dickinson & Co.	4.874%	2/8/2029	365	369
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	240	156
[7]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	30	30
	Cardinal Health Inc.	5.750%	11/15/2054	765	747
	Cencora Inc.	4.600%	2/13/2033	130	128
	Cencora Inc.	4.300%	12/15/2047	300	247
[2]	CommonSpirit Health	4.350%	11/1/2042	300	257
[7]	Community Health Systems Inc.	10.875%	1/15/2032	69	74
[7]	Community Health Systems Inc.	9.750%	1/15/2034	95	98
	CVS Health Corp.	1.750%	8/21/2030	476	420
	CVS Health Corp.	6.000%	6/1/2044	325	319
[7]	DaVita Inc.	4.625%	6/1/2030	100	96
[7]	DaVita Inc.	3.750%	2/15/2031	40	37
[7]	DaVita Inc.	6.875%	9/1/2032	80	82
[7]	DaVita Inc.	6.750%	7/15/2033	15	15
	Elevance Health Inc.	5.150%	6/15/2029	215	219
20

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	6.100%	10/15/2052	210	211
	Elevance Health Inc.	5.700%	2/15/2055	525	496
	Elevance Health Inc.	5.700%	9/15/2055	245	234
[7]	Endo Finance Holdings LP	8.500%	4/15/2031	45	47
[7]	Fortrea Holdings Inc.	7.500%	7/1/2030	34	32
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	150	151
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	310	312
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	290	296
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	300	295
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	270	287
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	204	177
	HCA Inc.	5.000%	3/1/2028	150	152
	HCA Inc.	5.250%	3/1/2030	285	291
	HCA Inc.	4.600%	11/15/2032	265	258
	HCA Inc.	5.450%	9/15/2034	35	35
	HCA Inc.	4.900%	11/15/2035	170	164
[7]	IQVIA Inc.	6.250%	6/1/2032	105	107
[7]	LifePoint Health Inc.	11.000%	10/15/2030	35	38
	McKesson Corp.	4.950%	5/30/2032	1,655	1,680
[7]	Medline Borrower LP	6.250%	4/1/2029	25	25
[7]	Medline Borrower LP	5.250%	10/1/2029	20	20
	Merck & Co. Inc.	4.450%	12/4/2032	198	197
	Merck & Co. Inc.	5.150%	5/17/2063	265	238
	Novartis Capital Corp.	4.100%	3/16/2029	1,020	1,019
	Novartis Capital Corp.	4.600%	3/18/2033	955	951
	Novartis Capital Corp.	4.900%	3/18/2036	455	454
	Novartis Capital Corp.	5.700%	3/18/2056	495	498
[7]	Organon & Co.	6.750%	5/15/2034	90	80
	Pfizer Inc.	4.500%	11/15/2032	330	327
	Pfizer Inc.	5.700%	11/15/2065	395	381
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	400	372
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	155	141
	Quest Diagnostics Inc.	4.200%	6/30/2029	140	139
[7]	Radiology Partners Inc.	8.500%	7/15/2032	75	76
[7]	Star Parent Inc.	9.000%	10/1/2030	62	64
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	125
	Tenet Healthcare Corp.	6.125%	10/1/2028	33	33
	Tenet Healthcare Corp.	4.250%	6/1/2029	60	58
	Tenet Healthcare Corp.	4.375%	1/15/2030	20	19
	Tenet Healthcare Corp.	6.125%	6/15/2030	20	20
	Tenet Healthcare Corp.	6.750%	5/15/2031	55	56
[7]	Tenet Healthcare Corp.	5.500%	11/15/2032	140	139
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	57	56
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	30	30
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	60	62
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	49	36
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	45	46
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	560	553
	UnitedHealth Group Inc.	4.650%	1/15/2031	700	703
	UnitedHealth Group Inc.	5.300%	6/15/2035	150	153
	UnitedHealth Group Inc.	2.750%	5/15/2040	315	229
	UnitedHealth Group Inc.	6.050%	2/15/2063	100	100
	UnitedHealth Group Inc.	5.200%	4/15/2063	455	396
	Zoetis Inc.	4.700%	2/1/2043	105	94
					24,196
Industrials (1.8%)
[7]	Air Canada	3.875%	8/15/2026	200	199
[7]	Allison Transmission Inc.	4.750%	10/1/2027	155	154
[7]	Allison Transmission Inc.	5.875%	12/1/2033	35	35
[7]	American Airlines Inc.	7.250%	2/15/2028	44	44
[7]	American Airlines Inc.	5.750%	4/20/2029	150	149
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	135	132
	Amphenol Corp.	3.900%	11/15/2028	164	163
	Amphenol Corp.	4.125%	11/15/2030	274	270
	Amphenol Corp.	4.400%	2/15/2033	155	151
	Amphenol Corp.	4.625%	2/15/2036	309	299
	Amphenol Corp.	5.300%	11/15/2055	151	142
	Boeing Co.	5.040%	5/1/2027	1,220	1,226
	Boeing Co.	6.298%	5/1/2029	20	21
21

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	5.150%	5/1/2030	265	269
	Boeing Co.	6.528%	5/1/2034	781	851
	Boeing Co.	5.805%	5/1/2050	250	241
	Boeing Co.	6.858%	5/1/2054	586	645
	Boeing Co.	5.930%	5/1/2060	400	385
[7]	Bombardier Inc.	7.250%	7/1/2031	45	47
[7]	Bombardier Inc.	7.000%	6/1/2032	45	47
[7]	Bombardier Inc.	6.750%	6/15/2033	20	21
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	450	467
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	130
[7]	BWX Technologies Inc.	4.125%	6/30/2028	100	97
	Canadian Pacific Railway Co.	3.500%	5/1/2050	142	100
	Canadian Pacific Railway Co.	5.500%	3/15/2056	300	287
[7]	Chart Industries Inc.	7.500%	1/1/2030	25	26
[7]	Chart Industries Inc.	9.500%	1/1/2031	15	16
[7]	Clean Harbors Inc.	6.375%	2/1/2031	50	51
[7]	Clean Harbors Inc.	5.750%	10/15/2033	75	75
	CSX Corp.	3.800%	11/1/2046	283	217
	Eaton Capital ULC	4.450%	5/9/2030	230	230
	Eaton Corp.	4.200%	3/6/2031	200	197
	Eaton Corp.	4.500%	3/6/2033	120	118
	Eaton Corp.	5.450%	3/6/2056	200	193
[7]	Enpro Inc.	6.125%	6/1/2033	40	40
[7]	Entegris Inc.	5.950%	6/15/2030	300	303
[7]	ERAC USA Finance LLC	7.000%	10/15/2037	303	346
[7]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	40	40
[7]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	530	521
[7]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	300	293
[7]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	350	338
[7]	First Student Bidco Inc.	4.000%	7/31/2029	75	72
[7]	Gates Corp.	6.875%	7/1/2029	40	41
	GE Vernova Inc.	4.250%	2/4/2031	166	164
	GE Vernova Inc.	5.500%	2/4/2056	453	436
[7]	Genesee & Wyoming Inc.	6.250%	4/15/2032	65	66
[7]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	65	64
[7]	Herc Holdings Inc.	6.625%	6/15/2029	45	46
[7]	Herc Holdings Inc.	7.000%	6/15/2030	40	41
[7]	Herc Holdings Inc.	5.750%	3/15/2031	45	44
[7]	Herc Holdings Inc.	7.250%	6/15/2033	10	10
[7]	Herc Holdings Inc.	6.000%	3/15/2034	30	29
[7]	Honeywell Aerospace Inc.	4.600%	3/16/2033	336	332
[7]	Honeywell Aerospace Inc.	5.622%	3/16/2046	904	890
[7]	Honeywell Aerospace Inc.	5.732%	3/16/2056	715	707
[7]	Honeywell Aerospace Inc.	5.852%	3/16/2066	607	602
	Howmet Aerospace Inc.	4.750%	4/15/2036	301	293
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	350	357
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	303	313
[7]	JetBlue Airways Corp.	9.875%	9/20/2031	87	82
	Lockheed Martin Corp.	4.300%	6/15/2062	360	281
[7]	Moog Inc.	5.500%	10/15/2034	20	20
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	105	102
	RTX Corp.	4.875%	10/15/2040	127	121
	RTX Corp.	6.400%	3/15/2054	183	197
	Ryder System Inc.	4.300%	12/1/2030	133	131
[7]	Siemens Funding BV	5.900%	5/28/2065	490	499
[7]	TopBuild Corp.	3.625%	3/15/2029	135	128
[7]	TopBuild Corp.	4.125%	2/15/2032	25	23
[7]	TopBuild Corp.	5.625%	1/31/2034	65	64
[7]	TransDigm Inc.	6.750%	8/15/2028	180	182
[7]	TransDigm Inc.	6.375%	3/1/2029	76	78
[7]	TransDigm Inc.	7.125%	12/1/2031	70	72
[7]	TransDigm Inc.	6.625%	3/1/2032	6	6
[7]	TransDigm Inc.	6.000%	1/15/2033	30	30
[7]	TransDigm Inc.	6.375%	5/31/2033	195	194
[7]	TransDigm Inc.	6.125%	7/31/2034	55	54
	United Airlines Holdings Inc.	4.875%	3/1/2029	50	49
	United Airlines Holdings Inc.	5.375%	3/1/2031	25	24
[7]	United Airlines Inc.	4.625%	4/15/2029	80	78
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	23	23
[7]	WESCO Distribution Inc.	6.375%	3/15/2029	80	81
22

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	WESCO Distribution Inc.	5.250%	4/15/2031	25	25
[7]	WESCO Distribution Inc.	6.625%	3/15/2032	65	66
[7]	WESCO Distribution Inc.	6.375%	3/15/2033	35	36
[7]	WESCO Distribution Inc.	5.500%	4/15/2034	25	25
					16,754
Materials (1.3%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	75	76
[7]	Alcoa Nederland Holding BV	6.125%	5/15/2028	15	15
[7]	Alumina Pty Ltd.	6.125%	3/15/2030	15	15
[7]	Alumina Pty Ltd.	6.375%	9/15/2032	120	123
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	470	475
[9]	Amcor UK Finance plc	3.750%	2/20/2033	200	223
[7]	ARC Falcon I Inc.	9.750%	3/1/2033	145	140
[7]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	90	82
[7]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	70	69
[7]	Axalta Coating Systems LLC	4.750%	6/15/2027	180	179
	Ball Corp.	6.000%	6/15/2029	35	36
	Ball Corp.	2.875%	8/15/2030	30	27
	Ball Corp.	5.500%	9/15/2033	20	20
	Berry Global Inc.	5.650%	1/15/2034	48	49
[7]	Big River Steel LLC	6.625%	1/31/2029	410	409
[2]	Braskem Netherlands Finance BV	4.500%	1/31/2030	290	136
[7]	Canpack SA	3.875%	11/15/2029	265	247
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	200	197
[7]	Chemours Co.	5.750%	11/15/2028	3	3
[7]	Chemours Co.	4.625%	11/15/2029	145	136
[7]	Chemours Co.	7.875%	3/15/2034	70	70
[7]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	20	19
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	110	110
[7]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	60	59
[7]	Commercial Metals Co.	5.750%	11/15/2033	75	74
[7]	Commercial Metals Co.	6.000%	12/15/2035	45	44
	CRH America Finance Inc.	4.400%	2/9/2031	1,381	1,363
	CRH America Finance Inc.	5.000%	2/9/2036	400	392
	Crown Americas LLC	5.875%	6/1/2033	85	85
	Eastman Chemical Co.	4.500%	12/1/2028	100	100
[7]	Element Solutions Inc.	3.875%	9/1/2028	225	219
[7]	First Quantum Minerals Ltd.	7.250%	2/15/2034	25	25
	FMC Corp.	5.650%	5/18/2033	45	40
	FMC Corp.	8.450%	11/1/2055	95	62
[7]	Georgia-Pacific LLC	4.400%	6/30/2028	260	260
[5,7]	Glencore Funding LLC	5.200%	7/1/2033	580	580
[7]	Hudbay Minerals Inc.	4.500%	4/1/2026	190	190
[9]	Linde plc	3.750%	6/4/2044	100	106
	LYB International Finance III LLC	3.375%	10/1/2040	339	246
[7]	Magnera Corp.	7.250%	11/15/2031	84	78
[7]	NOVA Chemicals Corp.	4.250%	5/15/2029	60	58
[7]	NOVA Chemicals Corp.	9.000%	2/15/2030	50	53
[7]	Novelis Corp.	4.750%	1/30/2030	221	209
[7]	Novelis Corp.	3.875%	8/15/2031	172	153
	Nucor Corp.	3.850%	4/1/2052	100	74
	Nutrien Ltd.	5.800%	3/27/2053	155	152
[7]	Olympus Water US Holding Corp.	7.250%	6/15/2031	15	15
[7]	Olympus Water US Holding Corp.	6.750%	8/1/2032	105	100
[7]	Olympus Water US Holding Corp.	7.250%	2/15/2033	225	215
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	135	130
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	64	61
[7]	Qnity Electronics Inc.	5.750%	8/15/2032	140	140
[7]	Quikrete Holdings Inc.	6.375%	3/1/2032	85	86
[7]	Quikrete Holdings Inc.	6.750%	3/1/2033	90	91
[7]	Sealed Air Corp.	6.125%	2/1/2028	110	112
[7]	Sealed Air Corp.	5.000%	4/15/2029	20	20
[2]	Sherwin-Williams Co.	4.550%	3/1/2028	615	618
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	5	5
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	835	846
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	940	924
[7]	SNF Group SACA	3.125%	3/15/2027	55	55
[7]	SNF Group SACA	3.375%	3/15/2030	255	236
	Steel Dynamics Inc.	4.000%	12/15/2028	560	554
23

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suzano Netherlands BV	5.500%	1/15/2036	133	128
[2]	Vale Overseas Ltd.	6.000%	2/25/2056	326	321
[7]	WR Grace Holdings LLC	5.625%	8/15/2029	50	46
[7]	WR Grace Holdings LLC	7.375%	3/1/2031	30	30
[7]	WR Grace Holdings LLC	6.625%	8/15/2032	5	5
[7]	WR Grace Holdings LLC	7.000%	8/1/2033	22	21
	WRKCo Inc.	4.000%	3/15/2028	100	100
					12,337
Real Estate (0.5%)
	American Homes 4 Rent LP	4.950%	6/15/2030	190	191
	Brandywine Operating Partnership LP	8.875%	4/12/2029	175	178
	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	22
	Brixmor Operating Partnership LP	2.250%	4/1/2028	815	782
	COPT Defense Properties LP	4.500%	10/15/2030	61	60
[9]	Deutsche EuroShop AG	4.500%	10/15/2030	300	341
[2,9]	Deutsche Wohnen SE	1.300%	4/7/2041	100	71
[7]	EF Holdco	7.375%	9/30/2030	55	53
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	714	694
	ERP Operating LP	4.500%	7/1/2044	230	199
	Extra Space Storage LP	5.700%	4/1/2028	150	153
	Extra Space Storage LP	4.950%	1/15/2033	414	408
	Highwoods Realty LP	2.600%	2/1/2031	298	264
	Host Hotels & Resorts LP	4.250%	12/15/2028	170	168
	Hudson Pacific Properties LP	3.950%	11/1/2027	15	14
	Hudson Pacific Properties LP	5.950%	2/15/2028	35	33
	Kimco Realty OP LLC	4.250%	4/1/2045	65	54
	Kimco Realty OP LLC	3.700%	10/1/2049	110	79
	MPT Operating Partnership LP	3.500%	3/15/2031	75	49
[7]	MPT Operating Partnership LP	8.500%	2/15/2032	95	96
[7]	RHP Hotel Properties LP	6.500%	4/1/2032	35	36
[7]	RHP Hotel Properties LP	6.500%	6/15/2033	20	20
[7]	RHP Hotel Properties LP	5.750%	3/15/2034	40	40
	Sabra Health Care LP	3.200%	12/1/2031	380	343
	SBA Communications Corp.	3.875%	2/15/2027	50	50
	SBA Communications Corp.	3.125%	2/1/2029	50	47
[7]	Service Properties Trust	0.000%	9/30/2027	35	32
	Service Properties Trust	5.500%	12/15/2027	35	35
[7]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	10
[7]	Starwood Property Trust Inc.	6.000%	4/15/2030	70	70
[7]	Starwood Property Trust Inc.	6.500%	10/15/2030	75	76
[9]	WP Carey Inc.	3.750%	5/10/2035	200	216
[7]	XHR LP	4.875%	6/1/2029	20	19
[7]	XHR LP	6.625%	5/15/2030	25	25
					4,928
Technology (3.2%)
[2]	Bidvest Group UK plc	6.200%	9/17/2032	300	298
	Broadcom Inc.	4.600%	7/15/2030	1,801	1,809
	Broadcom Inc.	4.150%	11/15/2030	190	187
[7]	Broadcom Inc.	4.150%	4/15/2032	285	276
	Broadcom Inc.	4.600%	1/15/2033	850	838
	Broadcom Inc.	5.700%	1/15/2056	500	497
[7]	Central Parent Inc.	7.250%	6/15/2029	85	61
[7]	Central Parent LLC	8.000%	6/15/2029	75	56
[7]	Cloud Software Group Inc.	6.500%	3/31/2029	61	59
[7]	Cloud Software Group Inc.	9.000%	9/30/2029	195	188
[7]	Cloud Software Group Inc.	8.250%	6/30/2032	80	76
	Cotiviti Inc.	7.625%	5/1/2031	25	23
	Dell International LLC	4.750%	4/1/2028	780	785
	Dell International LLC	4.750%	10/6/2032	540	532
[7]	Ellucian Holdings Inc.	6.500%	12/1/2029	55	54
[7]	Esab Corp.	5.625%	4/1/2031	60	60
[7]	Fair Isaac Corp.	6.000%	5/15/2033	60	59
[7]	Fair Isaac Corp.	6.250%	9/15/2034	110	108
	Fidelity National Information Services Inc.	4.800%	3/10/2031	260	258
[7]	Foundry JV Holdco LLC	5.500%	1/25/2031	200	204
[7]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,707	1,784
[7]	Foundry JV Holdco LLC	5.900%	1/25/2033	2,282	2,349
[7]	Foundry JV Holdco LLC	6.100%	1/25/2036	715	737
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	770	796
24

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Gen Digital Inc.	6.250%	4/1/2033	35	34
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	545	542
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	74	74
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	537	527
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	97	96
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	293	283
[7]	Imola Merger Corp.	4.750%	5/15/2029	125	122
	Intel Corp.	2.450%	11/15/2029	1,270	1,179
	Intel Corp.	2.000%	8/12/2031	154	133
	Intel Corp.	5.200%	2/10/2033	254	256
	Intel Corp.	4.100%	5/19/2046	186	139
	Intel Corp.	3.734%	12/8/2047	256	179
	Intel Corp.	3.050%	8/12/2051	170	103
	Intel Corp.	5.700%	2/10/2053	284	261
	Intel Corp.	5.600%	2/21/2054	228	209
	Intel Corp.	3.100%	2/15/2060	190	105
	Intel Corp.	5.900%	2/10/2063	120	111
	International Business Machines Corp.	4.950%	2/3/2036	300	292
	International Business Machines Corp.	5.800%	2/3/2056	172	165
	Jabil Inc.	4.750%	2/1/2033	48	47
[7]	Kioxia Holdings Corp.	6.250%	7/24/2030	40	41
[7]	Kioxia Holdings Corp.	6.625%	7/24/2033	40	41
[7]	McAfee Corp.	7.375%	2/15/2030	70	58
	Motorola Solutions Inc.	5.200%	8/15/2032	635	644
	Oracle Corp.	4.800%	8/3/2028	200	200
	Oracle Corp.	4.550%	2/4/2029	336	332
	Oracle Corp.	4.450%	9/26/2030	1,132	1,091
	Oracle Corp.	4.950%	2/4/2031	661	647
	Oracle Corp.	4.800%	9/26/2032	241	229
	Oracle Corp.	5.350%	5/4/2033	2,275	2,213
	Oracle Corp.	3.600%	4/1/2040	700	508
	Oracle Corp.	5.875%	9/26/2045	235	203
	Oracle Corp.	6.550%	2/4/2046	724	676
	Oracle Corp.	4.000%	11/15/2047	424	279
	Oracle Corp.	3.850%	4/1/2060	381	224
	Paychex Inc.	5.350%	4/15/2032	160	161
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	30	29
[7]	Rocket Software Inc.	9.000%	11/28/2028	55	55
	Salesforce Inc.	4.650%	3/15/2029	2,900	2,905
	Salesforce Inc.	5.200%	3/15/2033	500	499
	Salesforce Inc.	5.550%	3/15/2036	430	429
[7]	SS&C Technologies Inc.	5.500%	9/30/2027	80	80
	Synopsys Inc.	4.650%	4/1/2028	630	633
[7]	UKG Inc.	6.875%	2/1/2031	65	64
	Workday Inc.	3.800%	4/1/2032	61	57
					29,249
Utilities (2.5%)
[2]	AEP Texas Inc.	5.200%	4/15/2036	490	482
	AEP Texas Inc.	5.850%	10/15/2055	360	347
	AEP Transmission Co. LLC	5.375%	6/15/2035	130	132
	AEP Transmission Co. LLC	5.400%	3/15/2053	130	123
	AES Corp.	5.450%	6/1/2028	118	119
[5]	American Water Capital Corp.	5.200%	4/1/2036	1,110	1,111
	Atmos Energy Corp.	5.000%	12/15/2054	570	506
[7]	California Buyer Ltd.	6.375%	2/15/2032	70	68
[2]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	270	265
[7]	Clearway Energy Operating LLC	4.750%	3/15/2028	265	262
[7]	Clearway Energy Operating LLC	3.750%	1/15/2032	10	9
[2]	Colbun SA	5.375%	9/11/2035	140	137
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	455	456
	Constellation Energy Generation LLC	4.400%	1/15/2031	260	257
	Constellation Energy Generation LLC	5.875%	1/15/2066	150	144
[2]	DTE Electric Co.	4.850%	3/1/2036	590	579
[2]	DTE Electric Co.	5.550%	3/1/2056	330	319
	Duke Energy Corp.	3.300%	6/15/2041	226	170
	Duke Energy Florida LLC	6.200%	11/15/2053	170	178
	Duke Energy Ohio Inc.	5.650%	4/1/2053	160	155
[7]	Enel Finance America LLC	2.875%	7/12/2041	300	210
[2]	Energuate Trust 2 0	6.350%	9/15/2035	730	718
25

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,10]	Engie SA	5.625%	4/3/2053	100	115
	Entergy Louisiana LLC	4.900%	4/15/2036	250	244
	Entergy Mississippi LLC	5.050%	4/15/2036	250	246
	Entergy Texas Inc.	5.000%	9/15/2052	70	61
	Entergy Texas Inc.	5.800%	9/1/2053	160	158
	Exelon Corp.	4.450%	4/15/2046	660	541
	Exelon Corp.	4.100%	3/15/2052	100	75
	Exelon Corp.	5.600%	3/15/2053	474	447
	Exelon Corp.	5.875%	3/15/2055	900	879
	FirstEnergy Corp.	2.650%	3/1/2030	220	204
[2]	FirstEnergy Corp.	2.250%	9/1/2030	70	63
[7]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	500	498
[7]	FirstEnergy Transmission LLC	2.866%	9/15/2028	304	292
	FirstEnergy Transmission LLC	4.750%	1/15/2033	191	188
[7]	FirstEnergy Transmission LLC	4.550%	4/1/2049	180	149
[7]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	115	115
[7]	Jersey Central Power & Light Co.	5.150%	1/15/2036	470	468
	MidAmerican Energy Co.	5.300%	2/1/2055	360	334
	National Grid plc	5.602%	6/12/2028	350	358
	Nevada Power Co.	6.000%	3/15/2054	200	201
	NiSource Inc.	5.200%	7/1/2029	650	663
	NiSource Inc.	5.850%	4/1/2055	630	611
[7]	NRG Energy Inc.	5.750%	7/15/2029	45	45
[7]	NRG Energy Inc.	5.750%	1/15/2034	100	99
[7]	NRG Energy Inc.	6.250%	11/1/2034	40	40
[7]	NRG Energy Inc.	6.000%	1/15/2036	125	124
	Pacific Gas & Electric Co.	5.200%	5/1/2036	510	497
	Pacific Gas & Electric Co.	4.500%	7/1/2040	350	299
	Pacific Gas & Electric Co.	6.000%	5/1/2056	270	257
[7]	Pattern Energy Operations LP	4.500%	8/15/2028	15	15
	Pinnacle West Capital Corp.	4.900%	5/15/2028	210	212
	PPL Electric Utilities Corp.	5.250%	5/15/2053	230	214
[7]	PSEG Power LLC	5.200%	5/15/2030	95	96
	Public Service Co. of Colorado	5.050%	6/15/2036	590	582
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	423	431
[7]	Rayburn Country Securitization LLC	2.307%	12/1/2030	129	123
	Southern California Edison Co.	4.800%	3/15/2033	750	737
[2]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	70	69
[2]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	130	128
[2]	Southern Power Co.	4.900%	10/1/2035	230	223
	Southwestern Electric Power Co.	5.300%	4/1/2033	500	508
	Southwestern Electric Power Co.	5.200%	4/1/2036	470	462
[2,10]	SW Finance I plc	1.625%	3/30/2027	100	127
[10]	SW Finance I plc	7.750%	10/31/2031	400	553
[2,10]	SW Finance I plc	6.875%	8/7/2032	100	135
[2,10]	SW Finance I plc	7.000%	4/16/2040	100	128
[7]	Talen Energy Supply LLC	6.250%	2/1/2034	100	99
[7]	Talen Energy Supply LLC	6.500%	2/1/2036	75	76
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	410	416
	Union Electric Co.	5.450%	3/15/2053	450	426
[2,10]	United Utilities Water Finance plc	5.250%	1/22/2046	200	222
[9]	Veolia Environnement SA	1.625%	Perpetual	100	114
[2]	Virginia Electric & Power Co.	3.800%	9/15/2047	13	10
	Virginia Electric & Power Co.	5.450%	4/1/2053	140	131
[7]	Vistra Operations Co. LLC	5.625%	2/15/2027	140	140
[7]	Vistra Operations Co. LLC	5.000%	7/31/2027	130	130
[7]	Vistra Operations Co. LLC	4.300%	10/15/2028	790	781
[7]	Vistra Operations Co. LLC	7.750%	10/15/2031	110	115
[7]	Vistra Operations Co. LLC	6.875%	4/15/2032	20	21
[7]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	15	15
[7]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	105	108
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	50	53
[10]	Yorkshire Water Finance plc	1.750%	11/26/2026	300	388
[2,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	100	124
[2,10]	Yorkshire Water Finance plc	2.750%	4/18/2041	200	164
					23,294
Total Corporate Bonds (Cost $303,736)					299,434
26

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Floating Rate Loan Interests (0.3%)
[6]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.418%	5/28/2032	19	19
[6]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.918%	4/20/2028	568	561
[6]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.918%	9/19/2030	49	49
[6]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.418%	2/15/2029	99	97
[6]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	1/15/2031	82	82
[6]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.950%	9/13/2032	20	20
[6]	Belron Finance 2019 LLC First Lien Term Loan B, TSFR3M + 2.000%	5.660%	10/16/2031	49	49
[6]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/10/2031	10	10
[6]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	30	30
[6]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.918%	10/28/2032	25	25
[6]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.418%	1/28/2032	65	64
[6]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.168%	5/6/2030	26	26
[6]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	6.418%	3/26/2032	40	36
[6]	Dayforce Bidco LLC First Lien Initial Term Loan, TSFR3M + 3.000%	6.661%	2/4/2033	45	42
[6]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	4/23/2031	72	71
[6]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	50	49
[6]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.918%	1/26/2033	20	20
[6]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 3.000%	6.675%	9/13/2032	55	55
[6]	Hologic Inc. First Lien Term Loan B, TSFR12M + 2.250%	5.755%	1/14/2033	220	217
[6]	Light & Wonder International Inc. First Lien Term Loan B-3, TSFR1M + 2.000%	5.675%	4/16/2029	20	20
[6]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.668%	3/1/2029	205	183
[6]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.421%	1/28/2031	5	5
[6]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	75	75
[6,9]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	55	63
[6]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	160	160
[6]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR1M + 2.000%	5.668%	10/29/2032	45	45
[6]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.418%	11/28/2028	73	70
[6]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.670%	7/9/2032	105	105
[6]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.168%	7/31/2031	89	87
[6]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.377%	4/30/2030	15	15
[6]	TKO Worldwide Holdings LLC First Lien Term Loan B-5, TSFR3M + 2.000%	5.664%	11/21/2031	20	20
[6]	TransDigm Inc. First Lien Term Loan N, TSFR3M + 2.500%	6.160%	2/14/2033	15	15
[6]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	80	79
[6]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.161%	1/30/2031	25	25
Total Floating Rate Loan Interests (Cost $2,542)					2,489
Sovereign Bonds (19.5%)
[9]	Adif Alta Velocidad	3.125%	1/31/2030	1,600	1,847
[9]	Adif Alta Velocidad	3.625%	4/30/2035	2,000	2,296
[2]	Agence Francaise de Developpement	4.125%	2/4/2031	4,200	4,164
[2,9]	Arab Republic of Egypt	4.750%	4/16/2026	391	450
[2]	Arab Republic of Egypt	7.500%	1/31/2027	1,260	1,267
[2]	Arab Republic of Egypt	5.800%	9/30/2027	525	518
[2]	Arab Republic of Egypt	8.700%	3/1/2049	550	482
[2]	Argentine Republic	1.000%	7/9/2029	182	159
[2]	Argentine Republic	0.750%	7/9/2030	1,794	1,501
[2]	Argentine Republic	5.000%	1/9/2038	1,065	802
[2]	Argentine Republic	4.125%	7/9/2046	652	447
[2]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	400	402
[2,7]	Benin Government Bond	7.960%	2/13/2038	200	196
[2]	Benin Government Bond	8.375%	1/23/2041	200	198
[2]	Bermuda	3.717%	1/25/2027	790	784
[2,7]	Caisse d'Amortissement de la Dette Sociale	4.000%	2/12/2031	2,180	2,158
[2]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,897	1,980
[2,7]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,118	4,089
[2]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	2,137	2,124
[2,7]	Central American Bank for Economic Integration	3.750%	1/22/2029	3,394	3,364
[9]	City of Madrid Spain	3.360%	10/31/2035	2,880	3,249
[2]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	133	134
	Corp. Andina de Fomento	4.625%	1/15/2036	3,987	3,942
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,875	1,854
[2]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	400	409
27

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	714	743
[2]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	481	484
[2]	Dominican Republic	5.950%	1/25/2027	5,302	5,328
[2]	Dominican Republic	5.500%	2/22/2029	3,606	3,577
[2]	Dominican Republic	4.500%	1/30/2030	960	912
[2]	Dominican Republic	7.050%	2/3/2031	1,000	1,035
[2]	Dominican Republic	4.875%	9/23/2032	540	497
[2]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	1,967	1,974
	Ecopetrol SA	7.750%	2/1/2032	309	312
[12]	Eskom Holdings	4.314%	7/23/2027	4,620	4,543
[2,9]	European Union	2.750%	12/13/2032	698	790
[2,9]	European Union	3.750%	10/12/2045	605	680
[2,9]	European Union	0.300%	11/4/2050	3,371	1,746
[2,9]	European Union	0.700%	7/6/2051	575	321
[2]	Federal Republic of Nigeria	8.375%	3/24/2029	200	210
[2,7]	Federal Republic of Nigeria	8.631%	1/13/2036	250	260
[2]	Federal Republic of Nigeria	8.631%	1/13/2036	200	208
	Federative Republic of Brazil	5.500%	2/4/2033	3,245	3,184
[2]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	258	264
[2]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	499	513
[7,9]	Hellenic Republic	3.375%	6/16/2036	1,996	2,217
[7,9]	Hellenic Republic	4.375%	7/18/2038	586	701
[7,9]	Hellenic Republic	4.125%	6/15/2054	878	961
[2,13]	Japan	0.400%	3/20/2050	456,650	1,429
[2,9]	Junta de Andalucia	3.450%	4/30/2036	1,830	2,087
[2,7]	Kingdom of Bahrain	7.100%	2/3/2038	247	232
[2]	Kingdom of Belgium	4.875%	6/10/2055	1,290	1,147
[2]	Kingdom of Morocco	2.375%	12/15/2027	400	384
[2]	Kingdom of Morocco	5.950%	3/8/2028	3,650	3,711
[2,7]	Kingdom of Saudi Arabia	5.875%	1/12/2056	2,685	2,554
[7,9]	Kingdom of Spain	3.950%	10/31/2056	507	566
[2]	KSA Sukuk Ltd.	4.303%	1/19/2029	209	207
[2,14]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	1,480	1,497
[2,9,14]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	407	493
[2]	OCP SA	6.100%	4/30/2030	383	389
[2]	Oman Government Bond	4.750%	6/15/2026	4,105	4,103
[2]	Oman Government Bond	5.375%	3/8/2027	1,952	1,960
[2]	Oman Government Bond	6.750%	10/28/2027	1,146	1,178
[2]	Paraguay Government Bond	4.950%	4/28/2031	526	524
[2]	Paraguay Government Bond	5.850%	8/21/2033	200	206
[2]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	200	198
[2]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	600	605
	Petroleos Mexicanos	6.490%	1/23/2027	354	356
	Petroleos Mexicanos	6.500%	3/13/2027	553	558
	Petroleos Mexicanos	5.350%	2/12/2028	1,620	1,604
	Petroleos Mexicanos	6.500%	1/23/2029	1,447	1,450
	Petroleos Mexicanos	8.750%	6/2/2029	3,036	3,192
	Petroleos Mexicanos	6.840%	1/23/2030	580	580
	Petroleos Mexicanos	6.375%	1/23/2045	100	79
	Petroleos Mexicanos	6.350%	2/12/2048	120	92
	Petroleos Mexicanos	6.950%	1/28/2060	14	11
[2]	Petroliam Nasional Bhd.	7.625%	10/15/2026	2,600	2,643
[2,7,9]	Portuguese Republic	3.625%	6/12/2054	1,116	1,209
[9]	Province of Manitoba	3.350%	2/4/2036	1,145	1,295
[9]	Queensland Treasury Corp.	3.250%	5/21/2035	978	1,111
[2]	Republic of Chile	2.750%	1/31/2027	1,391	1,372
[2]	Republic of Chile	3.240%	2/6/2028	3,000	2,940
[2]	Republic of Colombia	6.500%	1/21/2033	978	955
[2]	Republic of Colombia	5.000%	6/15/2045	595	426
	Republic of Costa Rica	7.158%	3/12/2045	500	532
[2,9]	Republic of Cyprus	3.250%	1/28/2036	3,361	3,776
[2]	Republic of Ecuador	0.000%	7/31/2030	2,061	1,723
[2]	Republic of Ecuador	6.900%	7/31/2035	935	824
[2]	Republic of Ecuador	5.000%	7/31/2040	813	637
[2]	Republic of El Salvador	8.625%	2/28/2029	250	261
[2]	Republic of El Salvador	9.250%	4/17/2030	579	603
[2]	Republic of Ghana	0.000%	7/3/2026	62	61
[2]	Republic of Ghana	5.000%	7/3/2029	324	309
[2]	Republic of Guatemala	4.375%	6/5/2027	1,600	1,585
[2]	Republic of Guatemala	5.250%	8/10/2029	250	249
28

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Guatemala	4.900%	6/1/2030	864	850
[2]	Republic of Guatemala	7.050%	10/4/2032	655	701
[2]	Republic of Hungary	6.125%	5/22/2028	452	462
[2]	Republic of Hungary	6.250%	9/22/2032	519	541
[9]	Republic of Hungary	4.250%	5/26/2033	385	438
[2,7]	Republic of Hungary	6.000%	9/26/2035	1,620	1,642
[2]	Republic of Hungary	6.750%	9/23/2055	1,684	1,713
[9]	Republic of Iceland	2.625%	5/27/2030	1,886	2,136
[2]	Republic of Indonesia	5.250%	1/15/2030	200	202
[9]	Republic of Indonesia	1.100%	3/12/2033	110	102
[9]	Republic of Indonesia	3.750%	10/16/2033	2,170	2,391
[9]	Republic of Indonesia	4.100%	3/4/2034	330	367
[2,7]	Republic of Kazakhstan	4.412%	10/28/2030	743	727
[2]	Republic of Kazakhstan	4.412%	10/28/2030	200	196
[2,7]	Republic of Kenya	8.700%	2/26/2039	467	422
[2,9]	Republic of Lithuania	3.625%	3/10/2036	881	993
[2]	Republic of Panama	2.252%	9/29/2032	655	538
[2]	Republic of Panama	5.227%	2/23/2034	561	543
[2]	Republic of Paraguay	5.000%	4/15/2026	2,274	2,276
[2]	Republic of Peru	2.783%	1/23/2031	621	567
[2,9]	Republic of Romania	5.375%	3/22/2031	185	216
[2,9]	Republic of Romania	2.124%	7/16/2031	163	162
[2,9]	Republic of Romania	5.125%	9/24/2031	26	30
[2,9]	Republic of Romania	5.875%	7/11/2032	50	59
[2,9]	Republic of Romania	5.375%	6/7/2033	70	79
[2]	Republic of Romania	6.375%	1/30/2034	110	109
[2,7]	Republic of Romania	5.750%	7/4/2036	1,302	1,207
[2]	Republic of South Africa	4.850%	9/27/2027	515	514
[2,15]	Republic of South Africa	6.250%	3/31/2036	25,655	1,220
[7]	Republic of Sri Lanka	4.000%	4/15/2028	25	24
[2]	Republic of Sri Lanka	3.100%	1/15/2030	62	57
[2,7]	Republic of Sri Lanka	3.100%	1/15/2030	77	71
[2]	Republic of Sri Lanka	3.600%	6/15/2035	21	16
[2]	Republic of Sri Lanka	3.600%	2/15/2038	81	73
[2,7]	Republic of Trinidad & Tobago	6.500%	1/28/2036	1,300	1,283
[2]	Republic of Turkiye	7.625%	4/26/2029	1,580	1,631
[2]	Republic of Turkiye	7.125%	2/12/2032	270	270
	Republic of Turkiye	6.300%	3/14/2033	2,900	2,745
[2,7,9]	Republic of Uzbekistan Bond	5.375%	5/29/2027	1,895	2,206
[2,9]	Republic of Uzbekistan Bond	5.100%	2/25/2029	880	1,019
[2]	Republic of Zambia	5.750%	6/30/2033	1,407	1,319
[2,7]	Saudi Arabian Oil Co.	4.375%	2/2/2031	1,200	1,165
[2,9]	Serbia International Bond	3.125%	5/15/2027	2,270	2,594
[2]	Serbia International Bond	2.125%	12/1/2030	370	319
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	912	882
[9]	Slovakia Government Bond	3.750%	2/27/2040	2,362	2,619
[9]	Slovakia Government Bond	4.125%	2/19/2046	1,420	1,603
[2,9]	State of Israel	5.000%	10/30/2026	850	991
[2]	State of Israel	5.375%	3/12/2029	203	206
[2]	State of Israel	5.375%	2/19/2030	340	345
[2]	State of Israel	4.500%	1/13/2031	820	803
[2]	State of Israel	5.750%	3/12/2054	340	316
[9]	Treasury Corp. of Victoria	3.625%	9/29/2040	1,831	2,073
[2,7]	Ukraine Government Bond	0.000%	2/1/2030	11	6
[2,7]	Ukraine Government Bond	4.500%	2/1/2034	55	30
[2,7]	Ukraine Government Bond	0.000%	2/1/2036	17	8
[2]	Ukraine Government Bond	0.000%	2/1/2036	7	3
[2,7]	Ukraine Government Bond	4.500%	2/1/2036	815	419
	United Mexican States	4.150%	3/28/2027	220	220
[2]	United Mexican States	5.850%	7/2/2032	3,504	3,541
[2]	United Mexican States	5.375%	3/22/2033	1,738	1,696
[2]	United Mexican States	4.875%	5/19/2033	124	117
[2]	United Mexican States	6.875%	5/13/2037	502	525
[2]	United Mexican States	6.125%	2/9/2038	447	436
[9]	United Mexican States	5.125%	3/19/2038	904	1,007
[2]	United Mexican States	6.750%	2/9/2056	1,196	1,158
[2,7]	Uzbekneftegaz JSC	8.750%	5/7/2030	840	885
Total Sovereign Bonds (Cost $181,724)					180,263
29

Core-Plus Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
	Los Angeles CA Department of Water & Power Revenue (Cost $754)		6.574%	7/1/2045	735	779
					Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.5%)
[16]	Vanguard Market Liquidity Fund		3.687%		41,228	4,122
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.4%)
	United States Treasury Bill		3.729%	3/18/2027	3,973	3,836
Total Temporary Cash Investments (Cost $7,956)						7,958
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	7,710	28
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.050% Annually	GSI	6/17/2026	3.050%	24,590	30
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.091% Annually	MSBNA	4/6/2026	3.091%	9,890	—
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	9,530	24
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.391% Annually	MSBNA	4/6/2026	3.391%	9,890	2
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	4,500	117
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	1,070	7
						208
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	4,880	40
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	4,900	37
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	5,170	49
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.850% Annually	GSI	6/17/2026	3.850%	24,590	47
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	BNPSW	5/13/2026	3.500%	4,090	40
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.690% Annually	BNPSW	4/8/2026	3.690%	7,610	12
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.144% Annually	JPMC	2/2/2028	5.144%	2,820	31
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	4,200	—
30

Core-Plus Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	4,000	—
					256
Total Options Purchased (Cost $526)					464
Total Investments (99.4%) (Cost $926,389)					919,794
Other Assets and Liabilities—Net (0.6%)					5,864
Net Assets (100%)					925,658
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,905 have been segregated as initial margin for open centrally cleared swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Securities with a value of $3,380 have been segregated as initial margin for open futures contracts.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $180,021, representing 19.4% of net assets.
8	Security value determined using significant unobservable inputs.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Payment-in-kind (PIK) security which may pay interest as additional principal.
12	Guaranteed by the Republic of South Africa.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Republic of Hungary.
15	Face amount denominated in South African rand.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.
31

Core-Plus Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	12,336	(13)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	9,530	(11)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.241% Annually	MSBNA	4/6/2026	3.241%	19,780	(1)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.400% Annually	GSI	6/17/2026	3.400%	24,590	(66)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.144% Annually	JPMC	2/2/2028	3.144%	2,820	(35)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	3,800	(170)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	1,070	(26)
					(322)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.400% Annually	GSI	6/17/2026	3.400%	24,590	(155)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	9,750	(52)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	9,800	(51)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	5,170	(38)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	5,170	(30)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.460% Annually	BNPSW	4/8/2026	3.460%	3,800	(31)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	5/13/2026	3.700%	4,090	(20)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	BNPSW	5/13/2026	3.800%	4,090	(13)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	4,200	—
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	4,000	—
					(390)
Total Options Written (Premiums Received $661)					(712)
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	425	88,164	(444)
5-Year U.S. Treasury Note	June 2026	417	45,111	(414)
10-Year U.S. Treasury Note	June 2026	114	12,659	(4)
Euro-Bobl	June 2026	13	1,735	(18)
Euro-Bund	June 2026	23	3,334	—
Long U.S. Treasury Bond	June 2026	167	19,017	(505)
Ultra Long U.S. Treasury Bond	June 2026	102	11,889	(222)
				(1,607)

Short Futures Contracts
10-Year Government of Canada Bond	June 2026	(38)	(3,278)	41
32

Core-Plus Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
10-Year Japanese Government Bond	June 2026	(14)	(11,495)	146
Euro-BTP	June 2026	(86)	(11,559)	228
Euro-Buxl	June 2026	(75)	(9,558)	168
Euro-OAT	June 2026	(67)	(9,192)	149
Euro-Schatz	June 2026	(70)	(8,556)	7
Long Gilt	June 2026	(16)	(1,859)	96
Ultra 10-Year U.S. Treasury Note	June 2026	(38)	(4,314)	(23)
				812
				(795)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	6/17/2026	CHF	42	USD	55	—	(1)
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	4,790	USD	5,545	10	—
State Street Bank & Trust Co.	6/17/2026	EUR	2,632	USD	3,059	—	(7)
State Street Bank & Trust Co.	6/17/2026	EUR	2,582	USD	2,980	17	—
Toronto-Dominion Bank	6/17/2026	EUR	1,459	USD	1,677	16	—
Wells Fargo Bank N.A.	6/17/2026	GBP	1,175	USD	1,571	—	(17)
Toronto-Dominion Bank	6/17/2026	GBP	996	USD	1,336	—	(17)
State Street Bank & Trust Co.	6/17/2026	GBP	211	USD	280	—	(1)
Royal Bank of Canada	6/17/2026	GBP	81	USD	107	—	—
Toronto-Dominion Bank	6/17/2026	HUF	23,406	USD	68	2	—
State Street Bank & Trust Co.	6/17/2026	JPY	11,167	USD	70	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	JPY	10,623	USD	67	—	—
Toronto-Dominion Bank	6/17/2026	JPY	8,945	USD	57	—	—
Canadian Imperial Bank of Commerce	6/17/2026	JPY	5,207	USD	33	—	—
Canadian Imperial Bank of Commerce	6/17/2026	JPY	4,102	USD	26	—	—
UBS AG	6/17/2026	MXN	1,552	USD	87	—	(1)
Barclays Bank plc	6/17/2026	MXN	63	USD	4	—	—
Bank of America, N.A.	6/17/2026	ZAR	802	USD	47	1	—
Morgan Stanley Bank, N.A.	6/17/2026	ZAR	290	USD	17	—	—
State Street Bank & Trust Co.	6/17/2026	USD	63	AUD	87	2	—
Toronto-Dominion Bank	6/17/2026	USD	22	CAD	30	—	—
State Street Bank & Trust Co.	6/17/2026	USD	16	CAD	21	1	—
Wells Fargo Bank N.A.	6/17/2026	USD	12	CAD	16	—	—
Barclays Bank plc	6/17/2026	USD	3	CAD	4	—	—
Toronto-Dominion Bank	6/17/2026	USD	95	CZK	1,994	1	—
Bank of America, N.A.	6/17/2026	USD	95	CZK	2,000	1	—
Toronto-Dominion Bank	6/17/2026	EUR	56	CZK	1,380	—	—
Barclays Bank plc	6/17/2026	USD	19	CZK	400	—	—
State Street Bank & Trust Co.	6/17/2026	USD	72,585	EUR	62,458	139	—
Toronto-Dominion Bank	6/17/2026	USD	1,913	EUR	1,641	9	—
Wells Fargo Bank N.A.	6/17/2026	USD	1,031	EUR	880	9	—
Wells Fargo Bank N.A.	6/17/2026	USD	394	EUR	340	—	(1)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	150	EUR	130	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	126	EUR	109	—	—
Barclays Bank plc	6/17/2026	USD	112	EUR	97	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	6,990	GBP	5,192	120	—
State Street Bank & Trust Co.	6/17/2026	USD	326	GBP	244	3	—
33

Core-Plus Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	USD	23	HUF	8,000	—	(1)
UBS AG	6/17/2026	USD	9	HUF	3,000	—	—
UBS AG	6/17/2026	USD	6	HUF	2,054	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,466	JPY	230,216	6	—
State Street Bank & Trust Co.	4/1/2026	USD	70	JPY	11,167	—	—
State Street Bank & Trust Co.	6/17/2026	USD	32	JPY	4,969	—	—
Wells Fargo Bank N.A.	6/17/2026	USD	30	JPY	4,769	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	26	JPY	4,101	—	—
Wells Fargo Bank N.A.	6/17/2026	USD	1,488	MXN	26,651	11	—
Canadian Imperial Bank of Commerce	6/17/2026	USD	28	NZD	47	1	—
Morgan Stanley Bank, N.A.	6/17/2026	USD	233	PLN	863	1	—
Toronto-Dominion Bank	6/17/2026	EUR	13	PLN	54	—	—
Bank of America, N.A.	6/17/2026	USD	1,346	ZAR	22,352	32	—
						382	(46)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/20/2030	USD	2,032	1.000	37	1
CDX-NA-IG-S46-V1	6/20/2031	USD	4,665	1.000	82	4
Federative Republic of Brazil	6/20/2031	USD	241	1.000	(4)	—
Republic of Turkiye	6/20/2031	USD	3,198	1.000	(285)	(22)
						(17)

Credit Protection Purchased
Republic of Colombia	6/20/2031	USD	1,075	(1.000)	63	4
United Mexican States	6/20/2031	USD	2,144	(1.000)	9	2
						6
						(11)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

34

Core-Plus Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	6/20/2029	GSI	315	1.000	6	3	3	—
Republic of Turkiye/Ba3	6/20/2027	BANA	617	1.000	(4)	(9)	5	—
Stellantis NV/Baa3	12/20/2030	JPMC	100[2]	5.000	15	16	—	(1)
					17	10	8	(1)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	400[2]	(1.000)	(7)	(7)	—	—
					10	3	8	(1)
1 Periodic premium received/(paid) quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $731 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/20/2027	N/A	17,000[1]	3.440[2]	(3.680)[3]	(45)	(45)
6/16/2027	N/A	1,229,860[4]	0.727[5]	(0.906)[2]	2	2
2/20/2028	N/A	8,500[1]	3.680[3]	(3.280)[2]	59	59
3/15/2028	7/6/2026[6]	34,700[1]	0.000[3]	(3.157)[2]	251	243
1/2/2029	N/A	11,716[7]	12.804[8]	(14.750)[9]	(62)	(62)
6/20/2029	6/17/2026[6]	8,830[10]	2.542[11]	(0.000)[12]	(55)	(61)
6/20/2029	6/17/2026[6]	2,230[10]	2.768[11]	(0.000)[12]	(4)	(4)
1/2/2030	N/A	4,791[7]	14.750[9]	(13.695)[8]	—	—
6/18/2030	N/A	6,750,000[13]	2.482[14]	(2.830)[15]	(218)	(218)
6/18/2030	N/A	4,500,000[13]	2.382[14]	(2.830)[15]	(157)	(157)
8/31/2030	7/6/2026[6]	14,800[1]	0.000[3]	(3.252)[2]	184	191
8/31/2030	7/6/2026[6]	2,450[1]	0.000[3]	(3.309)[2]	25	25
9/18/2030	N/A	102,130[16]	3.589[2]	(3.590)[17]	(64)	(63)
4/10/2031	4/10/2026[6]	830[1]	0.000[3]	(3.613)[2]	—	—
6/18/2031	6/17/2026[6]	3,692[18]	2.274[2]	(0.000)[19]	(67)	(66)
6/18/2031	6/17/2026[6]	451[18]	2.508[2]	(0.000)[19]	(2)	(2)
6/18/2031	6/17/2026[6]	327[18]	2.317[2]	(0.000)[19]	(5)	(5)
4/2/2032	4/2/2027[6]	2,330[1]	3.650[2]	(0.000)[3]	—	—
6/18/2035	N/A	4,000[20]	3.930[21]	(4.415)[2]	7	7
9/19/2035	N/A	10,250[20]	3.820[21]	(4.400)[2]	30	31
11/15/2035	6/30/2026[6]	3,530[1]	0.000[3]	(3.572)[2]	74	74
11/15/2035	6/30/2026[6]	1,200[1]	0.000[3]	(3.682)[2]	15	15
11/15/2035	6/30/2026[6]	1,200[1]	0.000[3]	(3.892)[2]	(5)	(5)
3/19/2036	3/19/2031[6]	1,263,807[22]	7.085[2]	(0.000)[23]	1	—
3/19/2036	3/19/2031[6]	216,308[22]	7.050[2]	(0.000)[23]	—	—
3/26/2036	N/A	6,500[20]	4.765[2]	(3.900)[21]	(13)	(13)
4/2/2036	4/2/2026[6]	2,160[1]	0.000[3]	(3.855)[2]	—	—
35

Core-Plus Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/2/2037	4/2/2027[6]	1,280[1]	0.000[3]	(3.924)[2]	—	—
2/4/2038	2/4/2028[6]	900[1]	4.144[2]	(0.000)[3]	8	8
3/13/2038	3/13/2028[6]	220[1]	3.859[2]	(0.000)[3]	(3)	(3)
10/18/2040	10/18/2030[6]	1,800[1]	0.000[3]	(4.100)[2]	31	31
1/22/2041	1/22/2031[6]	320[1]	4.517[2]	(0.000)[3]	3	3
10/18/2045	10/18/2035[6]	2,000[1]	4.358[2]	(0.000)[3]	(31)	(31)
1/22/2046	1/22/2036[6]	390[1]	0.000[3]	(4.781)[2]	(3)	(3)
4/2/2046	4/2/2026[6]	2,670[1]	4.147[2]	(0.000)[3]	—	—
4/2/2056	4/2/2026[6]	1,050[1]	0.000[3]	(4.111)[2]	—	—
					(44)	(49)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Brazilian real.
8 Interest payment received/(paid) at maturity.
9 Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
10 Notional amount denominated in Canadian dollar.
11 Interest payment received/(paid) semi-annually.
12 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
13 Notional amount denominated in Korean won.
14 Interest payment received/(paid) quarterly.
15 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/(paid) quarterly.
16 Notional amount denominated in Czech koruna.
17 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
18 Notional amount denominated in euro.
19 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
20 Notional amount denominated in Polish zloty.
21 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
22 Notional amount denominated in Hungarian forint.
23 Based on 6 Month Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Core-Plus Bond Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $922,267)	915,672
Affiliated Issuers (Cost $4,122)	4,122
Total Investments in Securities	919,794
Investment in Vanguard	21
Cash	1,045
Foreign Currency, at Value (Cost $519)	519
Receivables for Investment Securities Sold	189,653
Receivables for Accrued Income	7,933
Receivables for Capital Shares Issued	955
Swap Premiums Paid	19
Variation Margin Receivable—Centrally Cleared Swap Contracts	35
Unrealized Appreciation—Forward Currency Contracts	382
Unrealized Appreciation—Over-the-Counter Swap Contracts	8
Total Assets	1,120,364
Liabilities
Payables for Investment Securities Purchased	193,102
Payables for Capital Shares Redeemed	705
Payables to Vanguard	85
Options Written, at Value (Premiums Received $661)	712
Swap Premiums Received	16
Variation Margin Payable—Futures Contracts	39
Unrealized Depreciation—Forward Currency Contracts	46
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	194,706
Net Assets	925,658
At March 31, 2026, net assets consisted of:

Paid-in Capital	989,635
Total Distributable Earnings (Loss)	(63,977)
Net Assets	925,658

Investor Shares—Net Assets
Applicable to 8,858,367 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	76,336
Net Asset Value Per Share—Investor Shares	$8.62

Admiral™ Shares—Net Assets
Applicable to 49,277,245 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	849,322
Net Asset Value Per Share—Admiral Shares	$17.24
See accompanying Notes, which are an integral part of the Financial Statements.
37

Core-Plus Bond Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1,2]	21,473
Total Income	21,473
Expenses
The Vanguard Group—Note C
Investment Advisory Services	126
Management and Administrative—Investor Shares	88
Management and Administrative—Admiral Shares	618
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	21
Custodian Fees	46
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	925
Net Investment Income	20,548
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,551
Futures Contracts	(854)
Options Purchased	(688)
Options Written	426
Swap Contracts	94
Forward Currency Contracts	1,966
Foreign Currencies	4
Realized Net Gain (Loss)	4,499
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(16,740)
Futures Contracts	(429)
Options Purchased	145
Options Written	(125)
Swap Contracts	66
Forward Currency Contracts	110
Foreign Currencies	(30)
Change in Unrealized Appreciation (Depreciation)	(17,003)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,044
1	Interest is net of foreign withholding taxes of $10.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $164, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Core-Plus Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,548	33,040
Realized Net Gain (Loss)	4,499	(2,177)
Change in Unrealized Appreciation (Depreciation)	(17,003)	148
Net Increase (Decrease) in Net Assets Resulting from Operations	8,044	31,011
Distributions
Investor Shares	(1,475)	(3,390)
Admiral Shares	(16,524)	(30,502)
Total Distributions	(17,999)	(33,892)
Capital Share Transactions
Investor Shares	6,714	2,242
Admiral Shares	109,211	220,945
Net Increase (Decrease) from Capital Share Transactions	115,925	223,187
Total Increase (Decrease)	105,970	220,306
Net Assets
Beginning of Period	819,688	599,382
End of Period	925,658	819,688
See accompanying Notes, which are an integral part of the Financial Statements.
39

Core-Plus Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,			October 12, 2021[1] to September 30,
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.71	$8.80	$8.18	$8.35	$10.00
Investment Operations
Net Investment Income[2]	.197	.408	.410	.365	.213
Net Realized and Unrealized Gain (Loss) on Investments	(.114)	(.082)	.607	(.176)	(1.655)
Total from Investment Operations	.083	.326	1.017	.189	(1.442)
Distributions
Dividends from Net Investment Income	(.173)	(.416)	(.397)	(.359)	(.208)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.173)	(.416)	(.397)	(.359)	(.208)
Net Asset Value, End of Period	$8.62	$8.71	$8.80	$8.18	$8.35
Total Return[3]	0.95%	3.88%	12.73%	2.19%	-14.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76	$70	$69	$43	$38
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.30%[4]	0.30%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.53%	4.76%	4.82%	4.29%	2.46%[5]
Portfolio Turnover Rate[6]	170%	384%	415%	488%	542%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.30%.
5	Annualized.
6	Includes 27%, 48%, 84%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Core-Plus Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,			October 12, 2021[1] to September 30,
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$17.41	$17.59	$16.36	$16.70	$20.00
Investment Operations
Net Investment Income[2]	.403	.833	.836	.745	.451
Net Realized and Unrealized Gain (Loss) on Investments	(.219)	(.164)	1.204	(.350)	(3.318)
Total from Investment Operations	.184	.669	2.040	.395	(2.867)
Distributions
Dividends from Net Investment Income	(.354)	(.849)	(.810)	(.735)	(.433)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.354)	(.849)	(.810)	(.735)	(.433)
Net Asset Value, End of Period	$17.24	$17.41	$17.59	$16.36	$16.70
Total Return[3]	1.05%	3.99%	12.78%	2.29%	-14.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$849	$749	$530	$416	$405
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[4]	0.20%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.64%	4.85%	4.92%	4.38%	2.61%[5]
Portfolio Turnover Rate[6]	170%	384%	415%	488%	542%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
5	Annualized.
6	Includes 27%, 48%, 84%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Core-Plus Bond Fund
Notes to Financial Statements
Vanguard Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is
42

Core-Plus Bond Fund
mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.  The fund had no open options contracts on futures and foreign currency at March 31, 2026.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
43

Core-Plus Bond Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 19% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net
44

Core-Plus Bond Fund
liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 17% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
45

Core-Plus Bond Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	316,398	—	316,398
Asset-Backed/Commercial Mortgage-Backed Securities	—	111,259	750	112,009
Corporate Bonds	—	299,434	—	299,434
Floating Rate Loan Interests	—	2,489	—	2,489
Sovereign Bonds	—	180,263	—	180,263
Taxable Municipal Bonds	—	779	—	779
Temporary Cash Investments	4,122	3,836	—	7,958
Options Purchased	—	464	—	464
Total	4,122	914,922	750	919,794

Derivative Financial Instruments
Assets
Futures Contracts[1]	835	—	—	835
Forward Currency Contracts	—	382	—	382
Swap Contracts[1]	—	708	—	708
Total	835	1,090	—	1,925
Liabilities
Options Written	—	(712)	—	(712)
Futures Contracts[1]	(1,630)	—	—	(1,630)
Forward Currency Contracts	—	(46)	—	(46)
Swap Contracts[1]	—	(761)	—	(761)
Total	(1,630)	(1,519)	—	(3,149)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
46

Core-Plus Bond Fund
E.  At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	464	—	—	464
Swap Premiums Paid	—	—	19	19
Unrealized Appreciation—Futures Contracts[1]	835	—	—	835
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	689	—	11	700
Unrealized Appreciation—Forward Currency Contracts	—	382	—	382
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	8	8
Total Assets	1,988	382	38	2,408

Options Written, at Value	(712)	—	—	(712)
Swap Premiums Received	—	—	(16)	(16)
Unrealized Depreciation—Futures Contracts[1]	(1,630)	—	—	(1,630)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(738)	—	(22)	(760)
Unrealized Depreciation—Forward Currency Contracts	—	(46)	—	(46)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(1)	(1)
Total Liabilities	(3,080)	(46)	(39)	(3,165)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(854)	—	—	(854)
Options Purchased	(630)	(58)	—	(688)
Options Written	408	18	—	426
Swap Contracts	24	—	70	94
Forward Currency Contracts	—	1,966	—	1,966
Realized Net Gain (Loss) on Derivatives	(1,052)	1,926	70	944

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(429)	—	—	(429)
Options Purchased	120	25	—	145
Options Written	(115)	(10)	—	(125)
Swap Contracts	88	—	(22)	66
Forward Currency Contracts	—	110	—	110
Change in Unrealized Appreciation (Depreciation) on Derivatives	(336)	125	(22)	(233)
F.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	927,305
Gross Unrealized Appreciation	8,363
Gross Unrealized Depreciation	(17,095)
Net Unrealized Appreciation (Depreciation)	(8,732)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $61,681,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2026, the fund purchased $410,262,000 of investment securities and sold $306,631,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,133,318,000 and $1,128,451,000, respectively.
47

Core-Plus Bond Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	23,447	2,688	43,463	5,067
Issued in Lieu of Cash Distributions	1,223	140	2,728	318
Redeemed	(17,956)	(2,059)	(43,949)	(5,149)
Net Increase (Decrease)—Investor Shares	6,714	769	2,242	236
Admiral Shares
Issued	203,428	11,658	373,398	21,781
Issued in Lieu of Cash Distributions	12,546	720	23,903	1,394
Redeemed	(106,763)	(6,124)	(176,356)	(10,297)
Net Increase (Decrease)—Admiral Shares	109,211	6,254	220,945	12,878
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0012 052026
48

Financial Statements
For the six-months ended March 31, 2026
Vanguard Core Bond ETF

Contents
Financial Statements	1

Core Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (45.6%)
U.S. Government Securities (21.6%)
[1]	United States Treasury Note/Bond	3.750%	4/30/2027	40,000	39,991
	United States Treasury Note/Bond	0.500%	5/31/2027	35,527	34,198
	United States Treasury Note/Bond	3.500%	10/31/2027	26,000	25,864
[2]	United States Treasury Note/Bond	3.875%	12/31/2027	62,329	62,370
	United States Treasury Note/Bond	4.250%	2/15/2028	11,774	11,866
	United States Treasury Note/Bond	3.875%	7/15/2028	25,956	25,989
	United States Treasury Note/Bond	1.125%	8/31/2028	21,070	19,770
	United States Treasury Note/Bond	3.375%	9/15/2028	28,238	27,948
	United States Treasury Note/Bond	1.750%	1/31/2029	30,500	28,814
	United States Treasury Note/Bond	3.500%	2/15/2029	23,521	23,319
[3]	United States Treasury Note/Bond	1.875%	2/28/2029	50,000	47,332
	United States Treasury Note/Bond	4.250%	2/28/2029	13,400	13,554
	United States Treasury Note/Bond	4.625%	4/30/2029	73,231	74,887
	United States Treasury Note/Bond	2.750%	5/31/2029	18,628	18,025
	United States Treasury Note/Bond	3.250%	6/30/2029	21,600	21,207
	United States Treasury Note/Bond	3.500%	9/30/2029	25,295	24,994
	United States Treasury Note/Bond	3.625%	8/31/2030	17,500	17,284
	United States Treasury Note/Bond	4.125%	8/31/2030	13,538	13,643
	United States Treasury Note/Bond	3.500%	2/28/2031	1,600	1,569
	United States Treasury Note/Bond	4.125%	3/31/2031	19,012	19,146
	United States Treasury Note/Bond	1.625%	5/15/2031	13,500	12,039
	United States Treasury Note/Bond	4.125%	7/31/2031	20,699	20,832
	United States Treasury Note/Bond	1.250%	8/15/2031	12,100	10,500
	United States Treasury Note/Bond	3.750%	8/31/2031	17,500	17,283
	United States Treasury Note/Bond	4.125%	11/30/2031	18,600	18,692
	United States Treasury Note/Bond	1.875%	2/15/2032	22,638	20,074
	United States Treasury Note/Bond	4.125%	2/29/2032	1,400	1,406
	United States Treasury Note/Bond	4.125%	3/31/2032	1,500	1,505
	United States Treasury Note/Bond	4.000%	4/30/2032	13,500	13,453
	United States Treasury Note/Bond	2.875%	5/15/2032	8,657	8,098
	United States Treasury Note/Bond	4.000%	7/31/2032	22,500	22,390
	United States Treasury Note/Bond	4.125%	11/15/2032	5,600	5,602
	United States Treasury Note/Bond	3.375%	5/15/2033	7,490	7,136
	United States Treasury Note/Bond	3.875%	8/15/2033	8,800	8,639
	United States Treasury Note/Bond	4.500%	11/15/2033	14,000	14,291
	United States Treasury Note/Bond	4.375%	5/15/2034	22,800	23,043
	United States Treasury Note/Bond	3.875%	8/15/2034	25,938	25,274
	United States Treasury Note/Bond	4.250%	11/15/2034	22,900	22,893
	United States Treasury Note/Bond	4.625%	2/15/2035	19,700	20,212
	United States Treasury Note/Bond	4.250%	5/15/2035	12,040	12,008
	United States Treasury Note/Bond	4.250%	8/15/2035	26,700	26,604
	United States Treasury Note/Bond	4.000%	11/15/2035	21,000	20,485
	United States Treasury Note/Bond	4.125%	2/15/2036	11,700	11,517
	United States Treasury Note/Bond	4.250%	5/15/2039	5,400	5,230
	United States Treasury Note/Bond	4.500%	8/15/2039	9,800	9,700
	United States Treasury Note/Bond	4.375%	11/15/2039	11,400	11,104
	United States Treasury Note/Bond	1.125%	5/15/2040	10,539	6,640
[1]	United States Treasury Note/Bond	4.375%	5/15/2040	5,200	5,051
	United States Treasury Note/Bond	1.125%	8/15/2040	15,640	9,752
	United States Treasury Note/Bond	4.250%	11/15/2040	5,900	5,625
	United States Treasury Note/Bond	1.875%	2/15/2041	8,000	5,541
	United States Treasury Note/Bond	4.750%	2/15/2041	2,713	2,727
	United States Treasury Note/Bond	2.250%	5/15/2041	6,200	4,517
	United States Treasury Note/Bond	1.750%	8/15/2041	7,000	4,682
	United States Treasury Note/Bond	3.750%	8/15/2041	3,000	2,676
	United States Treasury Note/Bond	2.000%	11/15/2041	8,400	5,809
[1]	United States Treasury Note/Bond	3.125%	11/15/2041	7,897	6,459
	United States Treasury Note/Bond	2.375%	2/15/2042	12,834	9,358
	United States Treasury Note/Bond	3.125%	2/15/2042	7,211	5,873
	United States Treasury Note/Bond	3.000%	5/15/2042	13,992	11,155

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.250%	5/15/2042	5,652	4,663
	United States Treasury Note/Bond	2.750%	8/15/2042	2,900	2,217
	United States Treasury Note/Bond	3.375%	8/15/2042	2,866	2,395
	United States Treasury Note/Bond	3.875%	2/15/2043	7,000	6,220
	United States Treasury Note/Bond	2.875%	5/15/2043	3,794	2,913
	United States Treasury Note/Bond	3.875%	5/15/2043	3,388	3,004
	United States Treasury Note/Bond	3.625%	8/15/2043	5,000	4,270
	United States Treasury Note/Bond	4.375%	8/15/2043	6,093	5,752
	United States Treasury Note/Bond	3.125%	8/15/2044	7,004	5,490
	United States Treasury Note/Bond	4.125%	8/15/2044	3,189	2,893
	United States Treasury Note/Bond	3.000%	11/15/2044	2,376	1,819
	United States Treasury Note/Bond	4.625%	11/15/2044	8,439	8,170
	United States Treasury Note/Bond	2.500%	2/15/2045	17,400	12,203
	United States Treasury Note/Bond	4.750%	2/15/2045	11,600	11,397
	United States Treasury Note/Bond	5.000%	5/15/2045	4,400	4,457
	United States Treasury Note/Bond	2.875%	8/15/2045	3,100	2,302
	United States Treasury Note/Bond	4.875%	8/15/2045	10,000	9,968
	United States Treasury Note/Bond	3.000%	11/15/2045	1,000	756
	United States Treasury Note/Bond	4.625%	11/15/2045	2,700	2,604
	United States Treasury Note/Bond	2.500%	2/15/2046	9,900	6,829
	United States Treasury Note/Bond	4.625%	2/15/2046	1,900	1,832
	United States Treasury Note/Bond	2.500%	5/15/2046	10,300	7,074
	United States Treasury Note/Bond	2.750%	8/15/2047	7,300	5,163
	United States Treasury Note/Bond	2.750%	11/15/2047	5,200	3,665
	United States Treasury Note/Bond	3.000%	2/15/2048	5,086	3,749
	United States Treasury Note/Bond	3.125%	5/15/2048	7,900	5,943
	United States Treasury Note/Bond	3.000%	8/15/2048	9,100	6,676
	United States Treasury Note/Bond	3.375%	11/15/2048	10,800	8,456
	United States Treasury Note/Bond	3.000%	2/15/2049	8,370	6,111
	United States Treasury Note/Bond	2.875%	5/15/2049	6,800	4,833
	United States Treasury Note/Bond	2.250%	8/15/2049	3,142	1,954
	United States Treasury Note/Bond	2.375%	11/15/2049	8,700	5,543
	United States Treasury Note/Bond	2.000%	2/15/2050	15,200	8,847
[3]	United States Treasury Note/Bond	1.250%	5/15/2050	15,844	7,517
[1]	United States Treasury Note/Bond	1.375%	8/15/2050	20,566	10,052
	United States Treasury Note/Bond	1.625%	11/15/2050	14,521	7,575
	United States Treasury Note/Bond	1.875%	2/15/2051	13,370	7,422
	United States Treasury Note/Bond	2.375%	5/15/2051	17,655	11,045
[2]	United States Treasury Note/Bond	2.000%	8/15/2051	15,700	8,940
	United States Treasury Note/Bond	1.875%	11/15/2051	10,700	5,877
	United States Treasury Note/Bond	2.250%	2/15/2052	9,000	5,424
	United States Treasury Note/Bond	2.875%	5/15/2052	9,800	6,797
	United States Treasury Note/Bond	3.000%	8/15/2052	14,273	10,149
	United States Treasury Note/Bond	4.000%	11/15/2052	9,525	8,187
	United States Treasury Note/Bond	3.625%	2/15/2053	5,742	4,609
	United States Treasury Note/Bond	3.625%	5/15/2053	7,659	6,140
	United States Treasury Note/Bond	4.125%	8/15/2053	13,200	11,582
	United States Treasury Note/Bond	4.750%	11/15/2053	13,566	13,198
	United States Treasury Note/Bond	4.250%	2/15/2054	9,000	8,063
	United States Treasury Note/Bond	4.625%	5/15/2054	12,000	11,444
	United States Treasury Note/Bond	4.250%	8/15/2054	11,400	10,213
	United States Treasury Note/Bond	4.500%	11/15/2054	10,800	10,091
	United States Treasury Note/Bond	4.625%	2/15/2055	10,800	10,305
	United States Treasury Note/Bond	4.750%	5/15/2055	11,700	11,393
	United States Treasury Note/Bond	4.750%	8/15/2055	10,400	10,135
	United States Treasury Note/Bond	4.625%	11/15/2055	12,000	11,467
					1,385,438
Conventional Mortgage-Backed Securities (19.5%)
[4,5]	Fannie Mae Pool	3.000%	12/1/2046	4,250	3,848
[4,5]	Freddie Mac Gold Pool	3.000%	2/1/2044	15,000	13,756
[4,6]	Ginnie Mae II Pool	2.000%	11/20/2050–4/15/2056	34,545	28,480
[4,6]	Ginnie Mae II Pool	2.500%	12/20/2050–4/15/2056	36,426	31,300
[4,6]	Ginnie Mae II Pool	3.000%	12/20/2045–4/15/2056	37,274	33,364
[4]	Ginnie Mae II Pool	3.500%	5/20/2046–6/20/2052	24,824	23,061
[4,6]	Ginnie Mae II Pool	4.000%	9/20/2047–4/15/2056	34,552	32,631
[4,6]	Ginnie Mae II Pool	4.500%	9/20/2052–4/15/2056	32,757	31,731
[4,6]	Ginnie Mae II Pool	5.000%	10/20/2052–5/15/2056	29,912	29,986
[4,6]	Ginnie Mae II Pool	5.500%	12/20/2052–5/15/2056	91,134	92,009
[4,6]	Ginnie Mae II Pool	6.000%	12/20/2052–5/15/2056	4,262	4,500

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Ginnie Mae II Pool	6.500%	9/20/2053–5/15/2056	9,091	9,472
[4]	Ginnie Mae II Pool	7.000%	2/20/2055	390	403
[4,5]	UMBS Pool	1.500%	1/1/2036–3/1/2051	31,124	25,092
[4,5,6]	UMBS Pool	2.000%	5/1/2036–4/25/2056	205,364	170,827
[4,5,6]	UMBS Pool	2.500%	9/1/2036–4/25/2056	140,127	121,444
[4,5,6]	UMBS Pool	3.000%	3/1/2037–4/25/2056	101,600	91,084
[4,5,6]	UMBS Pool	3.500%	6/1/2038–5/25/2056	65,510	60,530
[4,5,6]	UMBS Pool	4.000%	12/1/2039–4/25/2056	41,502	39,460
[4,5,6]	UMBS Pool	4.500%	2/1/2040–4/25/2056	52,824	51,410
[4,5,6]	UMBS Pool	5.000%	7/1/2040–2/1/2056	86,029	85,374
[4,5,6]	UMBS Pool	5.500%	5/1/2039–4/25/2056	116,193	117,699
[4,5,6]	UMBS Pool	6.000%	9/1/2039–5/25/2056	109,459	112,610
[4,5,6]	UMBS Pool	6.500%	9/1/2053–4/25/2056	37,434	39,017
[4,5]	UMBS Pool	7.000%	3/1/2055–10/1/2055	4,436	4,655
					1,253,743
Nonconventional Mortgage-Backed Securities (4.5%)
[4,5]	Fannie Mae Pool	1.773%	8/1/2051	881	851
[4,5]	Fannie Mae Pool	4.304%	2/1/2056	12,887	12,711
[4,5]	Fannie Mae Pool	4.523%	9/1/2055	4,538	4,516
[4,5]	Fannie Mae Pool	4.552%	10/1/2055	6,259	6,233
[4,5]	Fannie Mae Pool	4.592%	3/1/2056	3,098	3,094
[4,5]	Fannie Mae Pool	4.617%	8/1/2055	2,176	2,181
[4,5]	Fannie Mae Pool	4.633%	3/1/2056	2,030	2,031
[4,5]	Fannie Mae Pool	4.637%	3/1/2056	6,540	6,545
[4,5]	Fannie Mae Pool	4.713%	1/1/2056	2,292	2,299
[4,5]	Fannie Mae Pool	4.849%	12/1/2055	1,538	1,540
[4,5]	Fannie Mae Pool	4.862%	12/1/2055	6,646	6,685
[4,5]	Fannie Mae Pool	4.901%	4/1/2056	1,640	1,651
[4,5]	Fannie Mae Pool	4.995%	11/1/2055	3,006	3,035
[4,5]	Fannie Mae Pool	4.999%	8/1/2055	2,591	2,619
[4,5]	Fannie Mae Pool	5.041%	3/1/2056	3,680	3,719
[4,5]	Fannie Mae Pool	5.047%	4/1/2056	2,650	2,676
[4,5]	Fannie Mae Pool	5.051%	12/1/2055	5,132	5,189
[4,5]	Fannie Mae Pool	5.058%	1/1/2056	3,777	3,819
[4,5]	Fannie Mae Pool	5.094%	10/1/2055	4,476	4,529
[4,5]	Fannie Mae Pool	5.101%	12/1/2055	2,519	2,549
[4,5]	Fannie Mae Pool	5.117%	10/1/2055	1,111	1,124
[4,5]	Fannie Mae Pool	5.124%	9/1/2055	2,369	2,399
[4,5]	Fannie Mae Pool	5.167%	12/1/2055	1,037	1,051
[4,5]	Fannie Mae Pool	5.369%	5/1/2055	1,520	1,549
[4,5]	Fannie Mae REMICS	1.000%	8/25/2050	1,371	1,094
[4,5]	Fannie Mae REMICS	1.250%	5/25/2050	583	471
[4,5]	Fannie Mae REMICS	1.500%	1/25/2051	2,542	2,017
[4,5]	Fannie Mae REMICS	1.750%	9/25/2049	5,074	4,340
[4,5]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	10,014	8,909
[4,5]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	18,788	16,729
[4,5]	Fannie Mae REMICS	3.500%	10/25/2042–5/25/2047	3,753	3,484
[4,5]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	3,301	3,125
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.644%	1/1/2056	679	676
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	7,477	7,457
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.027%	9/1/2055	1,301	1,311
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.125%	4.966%	2/1/2056	13,327	13,406
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.143%	5.206%	11/1/2055	1,474	1,490
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.148%	5.140%	12/1/2055	4,644	4,686
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.181%	5.260%	10/1/2055	678	686
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	786	795
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.160%	10/1/2055	1,778	1,795
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.212%	5.186%	8/1/2055	3,738	3,778
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	5.141%	1/1/2056	4,975	5,023
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.246%	4.561%	10/1/2055	2,076	2,061
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	963	970
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	1,664	1,679
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	825	830
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	1,285	1,298
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.300%	9/1/2055	1,606	1,625
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	1,588	1,609

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.792%	4/1/2056	1,360	1,360
[4,5]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2050	1,567	1,189
[4,5]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	4,882	4,236
[4,5]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2048	8,497	7,650
[4,5]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	13,981	12,556
[4,5]	Freddie Mac REMICS	3.500%	3/15/2042–3/15/2047	8,689	7,982
[4,5]	Freddie Mac REMICS	4.000%	12/15/2047–6/25/2052	24,211	22,539
[4,5]	Freddie Mac REMICS	5.250%	8/25/2055	3,028	3,038
[4,5]	Freddie Mac REMICS	6.000%	10/25/2053	813	831
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	7,089	7,075
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	6,158	6,223
[4]	Ginnie Mae REMICS	1.000%	4/20/2051	664	510
[4]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	4,841	3,781
[4]	Ginnie Mae REMICS	1.375%	8/20/2050	9,391	7,383
[4]	Ginnie Mae REMICS	1.500%	2/20/2050	509	406
[4]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	5,713	5,003
[4]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	3,598	3,392
[4]	Ginnie Mae REMICS	4.000%	8/20/2041	7,900	7,530
[4]	Ginnie Mae REMICS	5.000%	9/20/2055	6,938	6,919
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	471	404
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	1,099	910
					286,856
Total U.S. Government and Agency Obligations (Cost $2,940,593)					2,926,037
Asset-Backed/Commercial Mortgage-Backed Securities (10.4%)
[4,8]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	170	170
[4,8]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	3,170	3,156
[4,8]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	190	189
[4,8]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	1,560	1,550
[4,8]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	2,900	2,888
[4,8]	Affirm Master Trust Series 2026-1A	4.720%	2/15/2034	680	678
[4,8]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	280	279
[4,8]	Affirm Master Trust Series 2026-2A	4.670%	4/16/2035	2,380	2,380
[4,8]	Affirm Master Trust Series 2026-2A	5.070%	4/16/2035	1,300	1,300
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	153	156
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	128	128
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	143	144
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	303	303
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	436	437
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	185	185
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	614	616
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	232	233
[4,8]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	100	99
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	100
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	230	233
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	340	332
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	220	213
[4,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	750	714
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	810	792
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	650	626
[4]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2031	480	451
[4,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	100	101
[4,8]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	360	362
[4,8]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	280	282
[4,8]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	280	282
[4,8]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	380	384
[4,8]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	200	203
[4,8]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	310	314
[4,8]	AutoNation Finance Trust Series 2026-1A	4.180%	6/11/2031	1,090	1,085
[4,8]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	300	298
[4,8]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	1,030	1,023
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	101
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	475	493
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	770	775
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	1,305	1,314
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	120	121
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	250	253
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	120	122
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	790	783

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	820	810
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	520	510
[4,7,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.818%	10/20/2036	960	958
[4,7,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.218%	10/20/2036	1,040	1,039
[4]	BANK Series 2017-BNK8	3.488%	11/15/2050	50	49
[4]	BANK Series 2018-BNK15	4.407%	11/15/2061	700	698
[4]	BANK Series 2019-BNK16	4.005%	2/15/2052	335	329
[4]	BANK Series 2019-BNK24	2.960%	11/15/2062	330	311
[4]	BANK Series 2021-BNK35	2.285%	6/15/2064	140	124
[4]	BANK Series 2022-BNK40	3.389%	3/15/2064	2,455	2,278
[4]	BANK Series 2022-BNK40	3.389%	3/15/2064	500	484
[4]	BANK Series 2022-BNK40	3.389%	3/15/2064	60	54
[4]	BANK Series 2022-BNK41	3.789%	4/15/2065	190	179
[4]	BANK Series 2024-5YR7	5.769%	6/15/2057	1,190	1,227
[4]	BANK Series 2024-BNK48	5.053%	10/15/2057	1,620	1,624
[4]	BANK Series 2024-BNK48	5.355%	10/15/2057	310	310
[4]	BANK Series 2025-BNK49	6.025%	3/15/2058	550	565
[4]	BANK Series 2025-BNK50	5.876%	5/15/2068	260	271
[4,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	100	101
[4,8]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	170	171
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	440	426
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	110	104
[4,8]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	650	648
[4,8]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	1,710	1,708
[4,8]	Barings Equipment Finance LLC Series 2026-A	4.240%	11/13/2045	480	476
[4,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.698%	4/20/2034	660	659
[4,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	890	888
[4,8]	Bayview MSR Opportunity Master Fund Trust Series 2021-2	2.500%	6/25/2051	136	113
[4,8]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	589	490
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	2,000	1,976
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	120	106
[4]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	500	483
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	50	49
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	1,500	1,549
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	435	451
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	1,970	2,005
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	350	361
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	250	263
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	170	174
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	950	982
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	550	570
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	1,150	1,201
[4]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	500	519
[4]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	190	196
[4]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	1,000	1,021
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	964	872
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	315	311
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	225	218
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	500	515
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	270	275
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	360	366
[4,7,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	930	929
[4,7,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.218%	10/20/2038	1,060	1,059
[4,8]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	1,080	1,071
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	105	111
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	75	79
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	500	514
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	500	518
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	120	124
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	690	721
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	200	205
[4]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	190	194
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	820	854
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	360	375
[4]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	1,480	1,506
[4]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	2,450	2,480
[4]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	1,110	1,101
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	460	461
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	370	369
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	940	932

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	BX Trust Series 2019-OC11	3.202%	12/9/2041	1,840	1,737
[4,8]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	2,320	2,332
[4]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	3,350	3,307
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	520	523
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	100	101
[4,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.022%	10/16/2028	80	80
[4,7,8]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	1,340	1,338
[4]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	110	112
[4]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	80	81
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	750	754
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	150	151
[4]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	50	51
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	50	51
[4]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	40	40
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	1,060	1,067
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	230	232
[4]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	100	101
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	80	81
[4]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	220	223
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	130	132
[4]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	540	543
[4]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	360	363
[4]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	190	192
[4]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	220	220
[4]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	280	282
[4]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	110	110
[4]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	430	427
[4]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	180	178
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	500	503
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	150	147
[4,8]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	1,180	1,188
[4,8]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	189	189
[4,8]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	189	189
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	125	127
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	125	128
[4,8]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	50	51
[4,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	450	455
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	290	294
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	230	234
[4,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	150	150
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	660	663
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	200	200
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	160	161
[4,8]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	250	251
[4,8]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	180	179
[4,8]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	130	129
[4,8]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	380	377
[4,8]	CIFC Funding Ltd. Series 2023-2A	4.792%	1/21/2037	600	598
[4,8]	CIFC Funding Ltd. Series 2023-2A	5.112%	1/21/2037	1,760	1,758
[4,8]	CIFC Funding Ltd. Series 2025-6A	5.110%	10/23/2038	230	230
[4,8]	CIFC Funding Ltd. Series 2025-6A	5.410%	10/23/2038	430	430
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	810	798
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	220	218
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	2,010	1,902
[4,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	2,393	2,438
[4,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	185	187
[4,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	203	204
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	100	94
[4,8]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	1,790	1,762
[4,8]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	1,820	1,802
[4,8]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	1,880	1,864
[4,8]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	1,110	1,087
[4,8]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	2,080	2,084
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.662%	5/25/2044	246	246
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.662%	7/25/2044	91	90
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	499	498

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.612%	1/25/2045	206	205
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	426	425
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.112%	3/25/2045	409	410
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	660	660
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.562%	9/25/2045	423	422
[4,7,8]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.612%	2/25/2046	4,671	4,673
[4]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	500	474
[4,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	397	393
[4,8]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	1,247	1,235
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	2,200	1,967
[4,8]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	100	101
[4,8]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/2030	100	101
[4,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	101
[4,8]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	100	101
[4,8]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	230	230
[4,8]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	250	249
[4,8]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	370	374
[4,8]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	160	162
[4,8]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	940	945
[4,8]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	700	706
[4,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	499	479
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	1,900	1,892
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	1,190	1,183
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	100	101
[4]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	210	211
[4]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	310	311
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	2,520	2,532
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	2,580	2,567
[4,7,8]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	380	379
[4,7,8]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	1,160	1,159
[4,7,8]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.253%	11/15/2038	1,300	1,301
[4,8]	Durst Commercial Mortgage Trust Series 2025-151	4.802%	8/10/2042	580	585
[4,7,8]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.892%	10/15/2038	850	849
[4,7,8]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.222%	10/15/2038	660	659
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	330	332
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	310	313
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	200	202
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	280	284
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	680	682
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	720	725
[4,8]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	1,950	1,968
[4,8]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	1,480	1,470
[4,8]	Enterprise Fleet Financing LLC Series 2026-1	4.290%	9/20/2032	1,440	1,430
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	140	141
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	190	191
[4]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	460	458
[4]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	2,270	2,253
[4]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	1,120	1,106
[4]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	2,650	2,624
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	90	90
[4]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	150	150
[4,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	260	263
[4,8]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	440	440
[4,8]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	330	331
[4,6,8]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	1,410	1,410
[4,6,8]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	1,230	1,230
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	180	182
[4,8]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	2,249	1,869
[4,8]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	1,200	810
[4,8]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	568	473
[4,8]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	1,100	733
[4,8]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	790	789
[4,8]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	690	690
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	240	242

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	120	121
[4,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	390	390
[4,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	125	128
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	170	173
[4]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	400	401
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	170	172
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	120	121
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	670	682
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	830	844
[4,8]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	660	661
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	840	849
[4]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	830	824
[4,8]	Ford Credit Auto Owner Trust Series 2026-1	4.320%	8/15/2038	6,080	6,034
[4,8]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	1,440	1,430
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	125	128
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	330	331
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	140	140
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	490	493
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	1,036	1,036
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.912%	5/25/2044	80	80
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.712%	10/25/2044	221	221
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.912%	8/25/2044	313	314
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.612%	1/25/2045	61	60
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	356	357
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	2,844	2,838
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA4, SOFR30A + 0.900%	4.562%	10/25/2045	723	721
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	343	343
[4,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	4,074	3,541
[4,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	724	724
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	1,227	1,240
[4,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	10,999	11,116
[4,8]	GGP Trust Series 2026-TY	4.670%	3/5/2043	2,720	2,687
[4,8]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	1,190	1,191
[4,8]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	1,460	1,442
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	250	251
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	460	463
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	750	756
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	430	433
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	330	330
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	125	127
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	40	41
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	510	512
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	70	70
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	50	51
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	110	111
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	390	393
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	80	80
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	100	100
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	1,350	1,363
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	130	131
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	950	958
[4,8]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	280	285
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	105	107
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	125	127
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	100
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	130	131
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	230	231
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	360	362
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	260	261
[4,8,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	1,270	1,270
[4,8,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	5.067%	10/20/2039	1,180	1,180
[4,6,8]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	1,610	1,610

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6,8]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	480	480
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	320	321
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	1,040	1,037
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	3,690	3,382
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	120	109
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	410	414
[4,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	101
[4,8]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	730	728
[4,8]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	310	307
[4,8]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	850	849
[4,8]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	430	425
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	140	140
[4,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/2045	390	399
[4,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	135	136
[4,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	1,000	1,010
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	420	422
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	720	722
[4,8]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	250	248
[4,8]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	350	347
[4,8]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	590	491
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	160	161
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	774	777
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	1,769	1,772
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	1,750	1,742
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	990	998
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	260	262
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	120	121
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	540	544
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	150	153
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	440	442
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	40	40
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	120	121
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	220	221
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	610	615
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	360	363
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	480	484
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	720	717
[4,8]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.554%	11/5/2037	430	429
[4,8]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	2,318	2,353
[4,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	842	851
[4,8]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	1,660	1,637
[4]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	600	603
[4,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	2,453	2,129
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	1,131	941
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	2,163	1,877
[4,8]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	620	627
[4,8]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	230	232
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	70	71
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	50	51
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	30	31
[4,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	30	31
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	140	141
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	150	151
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	130	131
[4,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	80	80
[4,8]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	340	342
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	370	374
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	270	273
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	550	557
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	490	490
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	250	250
[4,8]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	260	259
[4,8]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	240	238
[4,8]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	420	418
[4,8]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	710	702
[4,8]	LBTY Commercial Mortgage Trust Series 2026-225L	4.593%	2/10/2043	1,730	1,707
[4,8]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	660	659
[4,8]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	1,730	1,728
[4,8]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	1,417	1,426
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	125	127

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	390	393
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	280	284
[4,8]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	1,799	1,779
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	630	634
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	240	242
[4,8]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	619	515
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	380	395
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	790	813
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	225	224
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,050	1,033
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	550	521
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	2,635	2,694
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	6.000%	9/25/2054	13,138	13,278
[4,7,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.812%	2/25/2061	15,694	15,692
[4,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	814	815
[4,8]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	825	821
[4,8]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	990	979
[4,8]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	750	740
[4,8]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	860	849
[4,8]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	3,430	3,388
[4,7,8]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	2,340	2,349
[4,8]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	1,490	1,495
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	360	363
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	100	101
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	300	302
[4]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	260	260
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	100	100
[4]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	270	272
[4,8]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	340	339
[4,8]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	586	509
[4,8]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	2,473	2,148
[4,8]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	25,974	26,008
[4,8]	OCP Aegis CLO Ltd. Series 2024-39A	4.762%	4/16/2038	660	657
[4,8]	OCP Aegis CLO Ltd. Series 2024-39A	5.072%	4/16/2038	930	928
[4,8]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	790	789
[4,8]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	490	490
[4,7,8]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.742%	10/15/2034	660	659
[4,7,8]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.122%	10/15/2034	880	879
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	3,150	3,156
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	440	441
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	100	99
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	110	110
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	110	109
[4,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	265	267
[4,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	510	516
[4,8]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	1,280	1,291
[4,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	1,630	1,632
[4,8]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	1,350	1,349
[4,8]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	440	441
[4,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	221	222
[4,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	664	667
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	3,539	3,576
[4,8]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	1,926	1,909
[4,7,8]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.012%	10/25/2056	3,082	3,087
[4,8]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	13,244	13,178
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	1,093	1,104
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	1,575	1,593
[4,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	982	982
[4,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	4,961	4,960
[4,8]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	7,209	7,214
[4,8]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	2,503	2,530
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	4,332	4,331
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	5,506	5,517
[4,7,8]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.012%	10/1/2056	12,587	12,642
[4,7,8]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.012%	11/25/2056	15,119	15,184
[4,7,8]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.962%	12/25/2056	12,737	12,780
[4,8]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	16,705	16,355
[4,7,8]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.862%	1/25/2057	8,598	8,582
[4,8]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	6,564	6,563

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7,8]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.962%	1/25/2057	6,564	6,578
[4,8]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	19,210	19,162
[4,6,8]	PMT Loan Trust Series 2026-INV4	1.000%	3/25/2057	8,600	8,743
[4,6,8]	PMT Loan Trust Series 2026-INV4	5.108%	3/25/2057	8,100	8,082
[4,7,8]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.812%	1/25/2057	3,629	3,617
[4,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	250	251
[4,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	99	95
[4,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	125	118
[4,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	209	199
[4,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	534	504
[4,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	866	824
[4,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	90	86
[4,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	586	552
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	820	775
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	330	307
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	1,400	1,351
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	620	586
[4,8]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	2,940	2,873
[4,8]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	2,230	2,230
[4,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	1,832	1,871
[4,8]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	100	100
[4,8]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	160	160
[4,7,8]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.673%	12/20/2030	450	451
[4,8]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	950	929
[4,8]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	280	278
[4,6,8,9]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	1,580	1,580
[4,6,8,9]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	1,280	1,280
[4,8]	RR 41 Ltd. Series 2025-41A	5.214%	10/15/2040	520	519
[4,8]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	1,070	1,068
[4,8]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	1,260	1,261
[4,8]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	2,150	2,133
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	118	120
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	196	198
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	310	310
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	75	76
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	125	129
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	180	183
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	190	195
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	1,090	1,095
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	2,290	2,302
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	200	202
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	6,415	6,488
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	2,520	2,526
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	520	516
[4]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	2,480	2,443
[4,8]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	240	242
[4,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	90	92
[4,8]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	190	190
[4,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	50	51
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	140	141
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	60	60
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	22	22
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/2032	733	737
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	95	96
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	81	82
[4,8]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	276	275
[4,8]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	312	312
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	496	501
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	148	149
[4,8]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	24,198	22,435
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	125	127
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	125	127
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	470	472
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	180	181
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	1,300	1,309
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	260	262
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	80	81
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	480	483
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	230	231
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	920	924

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	740	737
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	1,010	999
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.070%	1/20/2032	1,620	1,599
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	3,330	3,274
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-1X	4.270%	6/21/2032	1,310	1,289
[4,8]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	740	658
[4,8]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	1,370	1,352
[4,8]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	620	618
[4,8]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	310	309
[4,8]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	670	665
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	1,160	1,164
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	320	321
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	300	301
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	500	503
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	410	409
[4,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	444	447
[4,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	237	239
[4,8]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	1,290	1,260
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	520	525
[4,8]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	2,720	2,678
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	410	411
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	2,130	2,135
[4,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	261	262
[4,8]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	1,500	1,511
[4,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	180	185
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	185	187
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	140	141
[4,8]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	460	464
[4,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	260	260
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	345	338
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	140	137
[4,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	112	112
[4,8]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	464	462
[4,8]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	1,246	1,246
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,000	987
[4,8]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	954	955
[4,8]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	805	809
[4,8]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	3,670	3,653
[4,8]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	680	677
[4,8]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	3,190	3,142
[4,8]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	2,610	2,553
[4,8]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	1,620	1,592
[4,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	300	303
[4,8]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	440	444
[4,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	125	127
[4,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	290	296
[4,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	280	286
[4]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	410	414
[4]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	150	152
[4]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	163	165
[4,8]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	1,580	1,612
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	1,090	1,095
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	380	382
[4,8]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	910	922
[4,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	630	639
[4,8]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	420	426
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	200	201
[4,8]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	340	343
[4,8]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	160	162
[4,8]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	410	406
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	1,960	1,973
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	130	131
[4,7,8]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.798%	10/20/2036	970	969
[4,7,8]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.898%	10/20/2038	350	350
[4,7,8]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.218%	10/20/2038	410	409
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	720	719
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	500	497
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	1,670	1,705
[4]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	870	882
[4,8]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	1,110	1,099

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	3,120	3,227
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	744	617
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	4,000	2,669
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	1,000	716
[4,8]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	1,403	1,377
[4,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	88	84
[4,8]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	460	462
[4,8]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	1,960	1,945
[4,8]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	1,470	1,455
[4,8]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	390	389
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	160	163
[4]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	220	223
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	430	433
[4]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	500	500
[4]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	1,010	1,000
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $666,896)					666,226
Corporate Bonds (31.7%)
Communications (2.2%)
	Airbnb Inc.	4.400%	3/16/2029	1,930	1,927
	Airbnb Inc.	5.250%	3/16/2036	2,850	2,848
	Alphabet Inc.	4.400%	2/15/2033	5,853	5,778
	Alphabet Inc.	2.050%	8/15/2050	400	214
[10]	Alphabet Inc.	4.000%	5/6/2054	400	419
	Alphabet Inc.	5.700%	11/15/2075	2,164	2,096
[11]	Alphabet Inc.	6.125%	2/13/2126	300	375
[8]	Altice France SA	6.875%	7/15/2032	130	123
	AMC Networks Inc.	4.250%	2/15/2029	229	194
[8]	AMC Networks Inc.	10.500%	7/15/2032	45	44
[8]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	75	75
	AT&T Inc.	1.650%	2/1/2028	1,750	1,667
	AT&T Inc.	2.750%	6/1/2031	1,400	1,280
	AT&T Inc.	2.250%	2/1/2032	1,695	1,481
	AT&T Inc.	4.550%	11/1/2032	1,250	1,228
	AT&T Inc.	4.750%	4/30/2033	4,056	4,019
	AT&T Inc.	5.400%	2/15/2034	655	670
	AT&T Inc.	5.375%	8/15/2035	590	597
	AT&T Inc.	4.850%	3/1/2039	500	465
	AT&T Inc.	3.500%	6/1/2041	520	403
	AT&T Inc.	5.550%	11/1/2045	1,190	1,126
	AT&T Inc.	5.850%	4/30/2046	4,114	4,004
	AT&T Inc.	4.750%	5/15/2046	1,524	1,289
	AT&T Inc.	4.500%	3/9/2048	1,321	1,065
	AT&T Inc.	3.650%	6/1/2051	990	679
	AT&T Inc.	6.050%	8/15/2056	2,500	2,462
	AT&T Inc.	3.800%	12/1/2057	2,385	1,607
[8]	Black Pearl Compute LLC	6.125%	2/15/2031	25	25
	British Telecommunications plc	9.625%	12/15/2030	1,150	1,374
[8]	Cable One Inc.	4.000%	11/15/2030	45	31
[8]	CCO Holdings LLC	5.125%	5/1/2027	92	92
[8]	CCO Holdings LLC	4.750%	3/1/2030	130	123
[8]	CCO Holdings LLC	4.500%	8/15/2030	80	75
[8]	CCO Holdings LLC	4.750%	2/1/2032	100	91
[8]	CCO Holdings LLC	7.000%	2/1/2033	30	30
	Charter Communications Operating LLC	3.750%	2/15/2028	3,240	3,183
	Charter Communications Operating LLC	4.200%	3/15/2028	3,725	3,690
	Charter Communications Operating LLC	2.250%	1/15/2029	1,580	1,476
	Charter Communications Operating LLC	5.050%	3/30/2029	2,750	2,764
	Charter Communications Operating LLC	6.100%	6/1/2029	4,306	4,460
	Charter Communications Operating LLC	2.300%	2/1/2032	303	260
	Charter Communications Operating LLC	4.400%	4/1/2033	528	493
	Charter Communications Operating LLC	6.650%	2/1/2034	1,231	1,284
	Charter Communications Operating LLC	3.500%	6/1/2041	1,600	1,121
	Charter Communications Operating LLC	3.500%	3/1/2042	1,045	715
	Charter Communications Operating LLC	6.484%	10/23/2045	2,801	2,580
	Charter Communications Operating LLC	5.750%	4/1/2048	2,565	2,144
	Charter Communications Operating LLC	5.125%	7/1/2049	100	77
	Charter Communications Operating LLC	4.800%	3/1/2050	1,425	1,057
	Charter Communications Operating LLC	3.700%	4/1/2051	1,325	821

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC	3.900%	6/1/2052	750	477
	Charter Communications Operating LLC	6.700%	12/1/2055	2,527	2,416
	Charter Communications Operating LLC	4.400%	12/1/2061	731	470
[8]	Cipher Compute LLC	7.125%	11/15/2030	35	36
	Comcast Corp.	3.400%	7/15/2046	200	136
	Comcast Corp.	3.969%	11/1/2047	800	589
	Comcast Corp.	3.450%	2/1/2050	271	177
	Comcast Corp.	2.800%	1/15/2051	290	166
	Comcast Corp.	2.937%	11/1/2056	1	1
	Comcast Corp.	2.987%	11/1/2063	850	451
[8]	Cox Communications Inc.	4.800%	2/1/2035	2,349	2,136
[8]	CSC Holdings LLC	5.375%	2/1/2028	65	48
[8]	CSC Holdings LLC	4.125%	12/1/2030	65	39
[8]	Directv Financing LLC	8.875%	2/1/2030	80	80
[8]	Directv Financing LLC	10.000%	2/15/2031	50	51
[4]	Discovery Global Holdings Inc.	4.279%	3/15/2032	105	93
[4]	Discovery Global Holdings Inc.	5.050%	3/15/2042	21	14
[4]	Discovery Global Holdings Inc.	5.141%	3/15/2052	52	31
[8]	DISH Network Corp.	11.750%	11/15/2027	37	38
[8]	Flash Compute LLC	7.250%	12/31/2030	35	35
	Fox Corp.	3.500%	4/8/2030	700	672
	Fox Corp.	5.476%	1/25/2039	5	5
	Fox Corp.	5.576%	1/25/2049	400	368
[8]	Gray Media Inc.	9.625%	7/15/2032	20	20
[8]	Gray Media Inc.	7.250%	8/15/2033	15	15
	Lamar Media Corp.	3.750%	2/15/2028	30	29
	Meta Platforms Inc.	4.200%	11/15/2030	4,310	4,266
	Meta Platforms Inc.	5.500%	11/15/2045	3,450	3,267
	Meta Platforms Inc.	4.450%	8/15/2052	1,985	1,560
	Meta Platforms Inc.	5.600%	5/15/2053	800	746
	Meta Platforms Inc.	5.400%	8/15/2054	3,760	3,405
	Meta Platforms Inc.	5.750%	5/15/2063	600	557
	Meta Platforms Inc.	5.750%	11/15/2065	1,150	1,067
[8]	Midcontinent Communications	8.000%	8/15/2032	305	284
[8]	Nexstar Media Inc.	6.500%	9/15/2033	135	136
[6,8]	Nexstar Media Inc.	7.250%	4/15/2034	60	60
[6,8]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	50	52
[6,8]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	40	42
	Omnicom Group Inc.	4.200%	6/1/2030	2,000	1,965
[8]	Orange SA	4.750%	1/13/2033	4,955	4,897
[8]	Outfront Media Capital LLC	4.625%	3/15/2030	7	7
	Paramount Global	4.200%	6/1/2029	45	43
	Paramount Global	4.950%	1/15/2031	35	32
	Paramount Global	4.200%	5/19/2032	35	30
	Paramount Global	6.875%	4/30/2036	40	35
	Paramount Global	4.375%	3/15/2043	110	66
	Rogers Communications Inc.	5.000%	2/15/2029	1,000	1,010
	Rogers Communications Inc.	7.000%	4/15/2055	25	25
	Rogers Communications Inc.	7.125%	4/15/2055	65	66
[8]	Scripps Escrow II Inc.	3.875%	1/15/2029	10	9
[8]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	130	129
[11]	Time Warner Cable LLC	5.750%	6/2/2031	800	1,041
	Time Warner Cable LLC	7.300%	7/1/2038	30	31
	Time Warner Cable LLC	5.875%	11/15/2040	270	244
	Time Warner Cable LLC	4.500%	9/15/2042	130	97
	T-Mobile USA Inc.	3.375%	4/15/2029	1,950	1,890
	T-Mobile USA Inc.	3.875%	4/15/2030	660	643
	T-Mobile USA Inc.	2.875%	2/15/2031	2,400	2,210
	T-Mobile USA Inc.	3.500%	4/15/2031	2,450	2,319
	T-Mobile USA Inc.	5.125%	5/15/2032	1,675	1,699
	T-Mobile USA Inc.	4.625%	1/15/2033	750	736
	T-Mobile USA Inc.	5.050%	7/15/2033	5	5
	T-Mobile USA Inc.	6.700%	12/15/2033	500	550
	T-Mobile USA Inc.	4.950%	11/15/2035	1,360	1,335
	T-Mobile USA Inc.	4.375%	4/15/2040	3,135	2,754
	T-Mobile USA Inc.	3.000%	2/15/2041	1,000	731
	T-Mobile USA Inc.	4.500%	4/15/2050	3,445	2,781
	T-Mobile USA Inc.	3.300%	2/15/2051	1,460	955
	T-Mobile USA Inc.	5.650%	1/15/2053	480	453
	T-Mobile USA Inc.	5.750%	1/15/2054	1,030	987

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Uber Technologies Inc.	4.800%	9/15/2034	1,065	1,042
	Uber Technologies Inc.	4.800%	9/15/2035	2,400	2,331
	Uber Technologies Inc.	5.350%	9/15/2054	705	648
[8]	Univision Communications Inc.	8.000%	8/15/2028	3	3
[8]	Univision Communications Inc.	8.500%	7/31/2031	132	132
[8]	Univision Communications Inc.	9.375%	8/1/2032	190	196
	Verizon Communications Inc.	4.750%	1/15/2033	3,616	3,570
	Verizon Communications Inc.	4.500%	8/10/2033	1,300	1,261
	Verizon Communications Inc.	5.250%	3/16/2037	680	672
	Verizon Communications Inc.	4.812%	3/15/2039	500	466
	Verizon Communications Inc.	2.650%	11/20/2040	1,130	793
	Verizon Communications Inc.	3.400%	3/22/2041	400	308
	Verizon Communications Inc.	4.750%	11/1/2041	1,000	900
	Verizon Communications Inc.	4.862%	8/21/2046	2,000	1,743
	Verizon Communications Inc.	2.875%	11/20/2050	3,035	1,841
	Verizon Communications Inc.	5.875%	11/30/2055	3,169	3,080
	Verizon Communications Inc.	2.987%	10/30/2056	1,001	588
[8]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	55	48
	Vodafone Group plc	5.750%	6/28/2054	380	358
[8]	VZ Secured Financing BV	5.000%	1/15/2032	15	13
	Walt Disney Co.	4.625%	3/14/2036	3,510	3,413
[8]	WULF Compute LLC	7.750%	10/15/2030	55	58
					143,375
Consumer Discretionary (1.6%)
[8]	1011778 BC ULC	6.125%	6/15/2029	75	76
[8]	1011778 BC ULC	5.625%	9/15/2029	10	10
[8]	Acushnet Co.	5.625%	12/1/2033	25	25
[8]	ADT Security Corp.	5.875%	10/15/2033	25	24
[8]	Advance Auto Parts Inc.	7.000%	8/1/2030	20	20
[8]	Advance Auto Parts Inc.	7.375%	8/1/2033	85	86
[8]	Allied Universal Holdco LLC	6.875%	6/15/2030	25	25
	Amazon.com Inc.	4.550%	3/13/2033	4,935	4,887
	Amazon.com Inc.	5.650%	3/13/2046	4,385	4,371
	Amazon.com Inc.	4.050%	8/22/2047	2,175	1,737
	Amazon.com Inc.	5.450%	11/20/2055	1,695	1,620
	Amazon.com Inc.	5.550%	11/20/2065	3,345	3,154
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	10	10
[4]	American Honda Finance Corp.	4.400%	9/5/2029	680	674
	American Honda Finance Corp.	4.450%	1/8/2031	3,855	3,780
[4]	American Honda Finance Corp.	5.050%	7/10/2031	1,270	1,273
[8]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	10	10
	AutoZone Inc.	5.100%	7/15/2029	1,500	1,525
	AutoZone Inc.	4.750%	8/1/2032	2,635	2,614
	AutoZone Inc.	6.550%	11/1/2033	820	893
	AutoZone Inc.	5.400%	7/15/2034	850	863
	Bath & Body Works Inc.	7.500%	6/15/2029	200	203
[8,12]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	116	123
[8]	Belron UK Finance plc	5.750%	10/15/2029	60	60
[4,10]	BMW International Investment BV	3.500%	1/22/2033	400	455
	Boyd Gaming Corp.	4.750%	12/1/2027	50	50
[8]	Brightstar Lottery plc	5.750%	1/15/2033	20	19
[8]	Builders FirstSource Inc.	6.750%	5/15/2035	30	30
[8]	Caesars Entertainment Inc.	7.000%	2/15/2030	30	30
[8]	Caesars Entertainment Inc.	6.000%	10/15/2032	20	18
[8]	Carnival Corp.	5.125%	5/1/2029	105	104
[8]	Carnival Corp.	5.750%	3/15/2030	110	111
[8]	Carnival Corp.	5.875%	6/15/2031	110	111
[8]	Champ Acquisition Corp.	8.375%	12/1/2031	5	5
[8]	Churchill Downs Inc.	5.500%	4/1/2027	110	110
[8]	Churchill Downs Inc.	4.750%	1/15/2028	100	99
[8]	Churchill Downs Inc.	5.750%	4/1/2030	10	10
[8]	Churchill Downs Inc.	6.750%	5/1/2031	30	31
[8]	Clarios Global LP	6.750%	2/15/2030	13	13
[8]	Clarios Global LP	6.750%	9/15/2032	15	15
[8]	CompoSecure Holdings LLC	5.625%	2/1/2033	15	15
[8]	Cyprium Corp.	6.125%	4/15/2031	20	20
[8]	Cyprium Corp.	6.375%	4/15/2034	15	15
	Dana Inc.	4.250%	9/1/2030	11	10
	eBay Inc.	2.700%	3/11/2030	600	559

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Flutter Treasury DAC	5.875%	6/4/2031	105	104
	Ford Motor Co.	4.750%	1/15/2043	300	226
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	410	423
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	1,750	1,680
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	100	104
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	400	398
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	300	317
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	615	631
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	3,230	3,166
[8]	Garda World Security Corp.	6.500%	1/15/2031	45	46
[8]	Garda World Security Corp.	8.250%	8/1/2032	17	17
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	13	13
	General Motors Co.	6.800%	10/1/2027	400	411
	General Motors Co.	5.350%	4/15/2028	10	10
	General Motors Co.	5.000%	10/1/2028	5	5
	General Motors Co.	5.625%	4/15/2030	400	411
	General Motors Co.	5.600%	10/15/2032	390	399
	General Motors Co.	6.250%	10/2/2043	2,350	2,310
	General Motors Co.	5.200%	4/1/2045	300	260
	General Motors Co.	6.750%	4/1/2046	340	351
	General Motors Co.	5.400%	4/1/2048	580	507
	General Motors Financial Co. Inc.	5.350%	7/15/2027	500	505
	General Motors Financial Co. Inc.	2.400%	4/10/2028	1,425	1,367
	General Motors Financial Co. Inc.	5.650%	1/17/2029	5	5
	General Motors Financial Co. Inc.	5.550%	7/15/2029	1,415	1,448
	General Motors Financial Co. Inc.	4.900%	10/6/2029	1,050	1,055
	General Motors Financial Co. Inc.	3.600%	6/21/2030	5	5
	General Motors Financial Co. Inc.	5.450%	7/15/2030	350	358
	General Motors Financial Co. Inc.	4.600%	1/8/2031	200	197
	General Motors Financial Co. Inc.	6.400%	1/9/2033	1,640	1,738
	General Motors Financial Co. Inc.	5.450%	1/8/2036	1,420	1,399
[8]	Gildan Activewear Inc.	4.700%	10/7/2030	200	198
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	72	70
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	65	57
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	60	60
[8]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	75	75
[8]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	50	49
	Home Depot Inc.	3.300%	4/15/2040	850	679
	Home Depot Inc.	4.250%	4/1/2046	600	496
	Home Depot Inc.	3.625%	4/15/2052	400	285
	Home Depot Inc.	3.500%	9/15/2056	1,050	716
[8]	JH North America Holdings Inc.	5.875%	1/31/2031	5	5
[8]	Light & Wonder International Inc.	6.250%	10/1/2033	45	44
[8]	Lithia Motors Inc.	3.875%	6/1/2029	15	14
	Lowe's Cos. Inc.	4.000%	10/15/2028	645	640
	Lowe's Cos. Inc.	4.250%	3/15/2031	2,095	2,059
	Lowe's Cos. Inc.	3.750%	4/1/2032	765	724
	Lowe's Cos. Inc.	4.500%	10/15/2032	11,795	11,596
	Lowe's Cos. Inc.	5.150%	7/1/2033	3,380	3,420
	Lowe's Cos. Inc.	4.850%	10/15/2035	3,855	3,754
	Lowe's Cos. Inc.	3.700%	4/15/2046	500	369
	Lowe's Cos. Inc.	3.000%	10/15/2050	400	247
	Marriott International Inc.	4.800%	3/15/2030	400	403
	Marriott International Inc.	5.500%	4/15/2037	1,520	1,514
[8]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	145	139
[8]	Men's Wearhouse LLC	9.000%	2/1/2031	85	87
[8]	MGM China Holdings Ltd.	4.750%	2/1/2027	30	30
[8]	MGM China Holdings Ltd.	7.125%	6/26/2031	45	46
	MGM Resorts International	6.500%	4/15/2032	40	40
[8]	MIWD Holdco II LLC	5.500%	2/1/2030	40	35
[8]	NCL Corp. Ltd.	7.750%	2/15/2029	25	26
[8]	NCL Corp. Ltd.	5.875%	1/15/2031	30	29
[8]	NCL Corp. Ltd.	6.750%	2/1/2032	95	94
[8]	NCL Corp. Ltd.	6.250%	9/15/2033	15	15
	Newell Brands Inc.	6.375%	9/15/2027	10	10
[8]	Newell Brands Inc.	8.500%	6/1/2028	30	31
	Newell Brands Inc.	6.625%	9/15/2029	55	54
	Newell Brands Inc.	6.375%	5/15/2030	5	5
	Newell Brands Inc.	6.625%	5/15/2032	5	5
	Newell Brands Inc.	7.375%	4/1/2036	5	5

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newell Brands Inc.	7.500%	4/1/2046	173	139
[8]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	25	25
[8]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	265	255
[8]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	20	20
[8]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	55	57
[4,10]	Renault SA	3.875%	9/30/2030	2,200	2,494
[8]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	23	23
[8]	Six Flags Entertainment Corp.	8.625%	1/15/2032	100	100
[8]	Six Flags Entertainment Corp.	6.625%	5/1/2032	20	20
[8]	Standard Building Solutions Inc.	6.500%	8/15/2032	90	90
[8]	Standard Building Solutions Inc.	6.250%	8/1/2033	15	15
[8]	Stellantis Finance US Inc.	6.450%	3/18/2035	715	705
[8]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	5,120	5,089
[4,10]	Stellantis NV	4.625%	6/6/2035	1,200	1,316
[8]	Studio City Finance Ltd.	5.000%	1/15/2029	127	119
	Toyota Motor Corp.	5.123%	7/13/2033	460	470
	Toyota Motor Credit Corp.	4.800%	5/15/2030	400	405
	Toyota Motor Credit Corp.	5.100%	3/21/2031	400	409
[4]	Toyota Motor Credit Corp.	4.600%	10/10/2031	420	419
	Toyota Motor Credit Corp.	4.650%	9/3/2032	400	397
[4]	Toyota Motor Credit Corp.	4.600%	3/11/2033	3,915	3,854
[8]	Vail Resorts Inc.	5.625%	7/15/2030	45	45
[8]	Vail Resorts Inc.	6.500%	5/15/2032	35	35
[4,10]	Volkswagen Bank GmbH	3.625%	10/2/2032	400	449
[8]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	2,715	2,708
[10]	Volkswagen International Finance NV	3.748%	Perpetual	600	687
[8]	Wayfair LLC	7.250%	10/31/2029	8	8
[8]	Wayfair LLC	7.750%	9/15/2030	100	104
	Whirlpool Corp.	6.125%	6/15/2030	25	24
	Whirlpool Corp.	6.500%	6/15/2033	182	173
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	100	98
[8]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	40	39
[8]	Wynn Macau Ltd.	5.500%	10/1/2027	40	40
[8]	Wynn Macau Ltd.	5.625%	8/26/2028	92	90
[8]	Wynn Macau Ltd.	6.750%	2/15/2034	130	127
[8]	ZF North America Capital Inc.	6.750%	4/23/2030	50	49
[8]	ZF North America Capital Inc.	7.500%	3/24/2031	217	213
[8]	ZF North America Capital Inc.	6.875%	4/23/2032	35	33
					99,227
Consumer Staples (1.3%)
[8]	Albertsons Cos. Inc.	5.500%	3/31/2031	15	15
[8]	Albertsons Cos. Inc.	6.250%	3/15/2033	70	71
[8]	Albertsons Cos. Inc.	5.750%	3/31/2034	95	93
	Altria Group Inc.	5.625%	2/6/2035	950	973
	Altria Group Inc.	5.800%	2/14/2039	2,100	2,109
	Altria Group Inc.	5.375%	1/31/2044	350	325
	Altria Group Inc.	3.875%	9/16/2046	500	368
	Altria Group Inc.	5.950%	2/14/2049	1,025	994
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,130	1,054
	BAT Capital Corp.	3.557%	8/15/2027	800	791
	BAT Capital Corp.	4.906%	4/2/2030	680	687
	BAT Capital Corp.	6.343%	8/2/2030	1,971	2,103
	BAT Capital Corp.	4.742%	3/16/2032	400	398
	BAT Capital Corp.	4.625%	3/22/2033	8,255	8,077
	BAT Capital Corp.	6.421%	8/2/2033	895	971
	BAT Capital Corp.	4.390%	8/15/2037	760	691
	BAT Capital Corp.	4.540%	8/15/2047	520	421
	BAT Capital Corp.	5.650%	3/16/2052	290	269
	BAT Capital Corp.	7.081%	8/2/2053	1,340	1,482
	BAT International Finance plc	4.448%	3/16/2028	460	460
[4,10]	BAT International Finance plc	2.000%	3/13/2045	300	230
[4,10]	British American Tobacco plc	3.750%	Perpetual	931	1,050
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	1,500	1,485
	Bunge Ltd. Finance Corp.	4.550%	8/4/2030	400	398
	Campbell's Co.	4.550%	3/21/2031	1,125	1,090
	Campbell's Co.	4.750%	3/23/2035	400	368
	Campbell's Co.	3.125%	4/24/2050	565	338
	Constellation Brands Inc.	2.250%	8/1/2031	1,460	1,288
	Constellation Brands Inc.	4.750%	5/9/2032	90	89

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Darling Ingredients Inc.	5.250%	4/15/2027	150	150
[8]	Energizer Holdings Inc.	4.750%	6/15/2028	125	123
[8]	Energizer Holdings Inc.	4.375%	3/31/2029	55	52
[8]	Energizer Holdings Inc.	6.000%	9/15/2033	55	52
[8]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	160	156
[8]	Imperial Brands Finance plc	4.500%	6/30/2028	2,080	2,081
[8]	Imperial Brands Finance plc	6.375%	7/1/2055	1,040	1,031
	JBS NV	3.000%	2/2/2029	900	864
	JBS NV	3.625%	1/15/2032	480	444
	JBS NV	3.000%	5/15/2032	1,010	897
	JBS NV	5.750%	4/1/2033	400	413
	JBS NV	6.750%	3/15/2034	2,008	2,205
	JBS NV	5.950%	4/20/2035	2,005	2,080
	JBS NV	4.375%	2/2/2052	400	304
	JBS NV	6.500%	12/1/2052	2,125	2,147
	JBS NV	7.250%	11/15/2053	2,965	3,258
	JBS NV	6.375%	2/25/2055	3,985	3,962
	JBS NV	6.375%	4/15/2066	775	758
[8]	KeHE Distributors LLC	9.000%	2/15/2029	50	52
	Kraft Heinz Foods Co.	4.250%	3/1/2031	1,300	1,271
	Kraft Heinz Foods Co.	5.200%	3/15/2032	500	505
	Kraft Heinz Foods Co.	5.000%	6/4/2042	400	352
	Kraft Heinz Foods Co.	5.200%	7/15/2045	1,550	1,353
	Kraft Heinz Foods Co.	4.375%	6/1/2046	1,030	804
	Kraft Heinz Foods Co.	4.875%	10/1/2049	2,500	2,040
	Kraft Heinz Foods Co.	5.500%	6/1/2050	2,325	2,073
	Kroger Co.	5.000%	9/15/2034	3,565	3,522
	Kroger Co.	5.650%	9/15/2064	1,500	1,394
[8]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	110	105
[8]	Mars Inc.	5.000%	3/1/2032	695	703
[8]	Mars Inc.	5.200%	3/1/2035	2,730	2,755
[8]	Mars Inc.	5.700%	5/1/2055	3,505	3,417
[8]	Mars Inc.	5.800%	5/1/2065	1,760	1,727
[8]	Opal Bidco SAS	6.500%	3/31/2032	95	95
[8]	Performance Food Group Inc.	6.125%	9/15/2032	5	5
[8]	Performance Food Group Inc.	5.625%	3/1/2034	45	43
	Philip Morris International Inc.	4.250%	10/29/2032	3,865	3,752
	Philip Morris International Inc.	5.750%	11/17/2032	500	526
	Philip Morris International Inc.	5.375%	2/15/2033	395	406
	Philip Morris International Inc.	5.250%	2/13/2034	230	234
	Philip Morris International Inc.	4.625%	10/29/2035	1,165	1,120
	Philip Morris International Inc.	3.875%	8/21/2042	400	321
[8]	Post Holdings Inc.	6.375%	3/1/2033	6	6
[8]	Post Holdings Inc.	6.250%	10/15/2034	15	15
[8]	Post Holdings Inc.	6.500%	3/15/2036	65	64
	Sysco Corp.	4.400%	7/25/2031	400	388
	Sysco Corp.	4.950%	3/25/2036	1,330	1,269
	Tyson Foods Inc.	3.550%	6/2/2027	900	892
	Tyson Foods Inc.	4.350%	3/1/2029	905	902
	Tyson Foods Inc.	4.950%	2/20/2036	885	865
[8]	US Foods Inc.	5.750%	4/15/2033	10	10
					82,651
Energy (2.4%)
[8]	Antero Midstream Partners LP	5.750%	10/15/2033	40	40
[8]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	100	100
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	23	23
[8]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	60	61
	Baker Hughes Holdings LLC	4.650%	6/15/2033	4,770	4,696
	Baker Hughes Holdings LLC	5.850%	6/15/2056	3,310	3,236
[8]	Blue Racer Midstream LLC	7.000%	7/15/2029	11	11
[8]	Blue Racer Midstream LLC	7.250%	7/15/2032	5	5
	BP Capital Markets America Inc.	4.699%	4/10/2029	440	445
	BP Capital Markets America Inc.	4.812%	2/13/2033	400	401
	BP Capital Markets America Inc.	3.060%	6/17/2041	2,075	1,563
	BP Capital Markets America Inc.	3.000%	2/24/2050	1,750	1,128
	BP Capital Markets America Inc.	2.772%	11/10/2050	970	595
	BP Capital Markets America Inc.	2.939%	6/4/2051	5,245	3,305
	BP Capital Markets America Inc.	3.001%	3/17/2052	2,920	1,849
	BP Capital Markets America Inc.	3.379%	2/8/2061	2,000	1,292

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California Resources Corp.	7.000%	1/15/2034	115	116
	Cenovus Energy Inc.	4.650%	3/20/2031	1,450	1,440
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	500	486
[8]	Cheniere Energy Inc.	5.200%	7/30/2036	2,760	2,730
[8]	Cheniere Energy Inc.	6.000%	7/30/2056	3,320	3,305
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,245	1,134
	Cheniere Energy Partners LP	5.750%	8/15/2034	500	516
[8]	Chord Energy Corp.	6.000%	10/1/2030	30	30
[8]	Chord Energy Corp.	6.750%	3/15/2033	30	31
[8]	CNX Resources Corp.	7.375%	1/15/2031	30	31
[8]	CNX Resources Corp.	7.250%	3/1/2032	10	10
[8]	CNX Resources Corp.	5.875%	3/1/2034	55	54
	ConocoPhillips	5.900%	10/15/2032	300	322
	ConocoPhillips Co.	3.800%	3/15/2052	5	4
	ConocoPhillips Co.	5.300%	5/15/2053	1,130	1,045
	ConocoPhillips Co.	5.500%	1/15/2055	310	296
	Continental Resources Inc.	4.900%	6/1/2044	300	237
	Devon Energy Corp.	5.750%	9/15/2054	4,290	4,034
[8]	Diamond Foreign Asset Co.	8.500%	10/1/2030	5	5
	Diamondback Energy Inc.	6.250%	3/15/2033	502	536
	Diamondback Energy Inc.	6.250%	3/15/2053	1,970	1,992
	Diamondback Energy Inc.	5.900%	4/18/2064	240	228
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	760	771
	Enbridge Inc.	3.700%	7/15/2027	500	496
	Enbridge Inc.	5.300%	4/5/2029	375	383
	Enbridge Inc.	3.125%	11/15/2029	710	676
	Enbridge Inc.	5.700%	3/8/2033	3,500	3,628
	Enbridge Inc.	5.550%	6/20/2035	600	613
	Enbridge Inc.	5.500%	12/1/2046	410	391
	Enbridge Inc.	6.700%	11/15/2053	1,225	1,331
	Enbridge Inc.	5.950%	4/5/2054	1,235	1,227
[4]	Energy Transfer LP	5.500%	6/1/2027	500	505
	Energy Transfer LP	4.950%	6/15/2028	1,204	1,216
	Energy Transfer LP	5.250%	4/15/2029	4,549	4,635
	Energy Transfer LP	5.250%	7/1/2029	400	409
	Energy Transfer LP	4.150%	9/15/2029	675	667
	Energy Transfer LP	6.400%	12/1/2030	440	470
	Energy Transfer LP	6.550%	12/1/2033	800	864
	Energy Transfer LP	5.550%	5/15/2034	600	610
	Energy Transfer LP	5.600%	9/1/2034	600	612
	Energy Transfer LP	6.125%	12/15/2045	525	513
	Energy Transfer LP	5.000%	5/15/2050	600	498
	Energy Transfer LP	5.950%	5/15/2054	2,210	2,074
	Energy Transfer LP	6.050%	9/1/2054	400	381
	Energy Transfer LP	6.300%	1/15/2056	1,025	1,011
	Enterprise Products Operating LLC	4.850%	1/31/2034	650	649
	Enterprise Products Operating LLC	5.200%	1/15/2036	2,360	2,373
	EOG Resources Inc.	5.000%	7/15/2032	400	405
	EOG Resources Inc.	4.950%	4/15/2050	1,045	923
	EOG Resources Inc.	5.650%	12/1/2054	1,465	1,427
	EQT Corp.	3.900%	10/1/2027	194	192
	EQT Corp.	7.500%	6/1/2030	2	2
[8]	Excelerate Energy LP	8.000%	5/15/2030	43	45
	Exxon Mobil Corp.	3.452%	4/15/2051	500	356
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	1,781	1,733
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	3,449	3,053
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	2,020	1,713
	Genesis Energy LP	8.000%	5/15/2033	5	5
	Genesis Energy LP	6.750%	3/15/2034	45	45
	Halliburton Co.	2.920%	3/1/2030	933	879
	Halliburton Co.	4.850%	11/15/2035	560	545
	Halliburton Co.	4.750%	8/1/2043	290	254
	Halliburton Co.	5.000%	11/15/2045	400	355
	Helmerich & Payne Inc.	4.850%	12/1/2029	225	225
	Hess Corp.	7.875%	10/1/2029	295	330
[8]	Hess Midstream Operations LP	6.500%	6/1/2029	2	2
[8]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	165	165
[4]	KazMunayGas National Co. JSC	4.750%	4/19/2027	1,990	1,987
	Kinder Morgan Inc.	5.150%	6/1/2030	1,570	1,606
	Kinder Morgan Inc.	5.950%	8/1/2054	500	496

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Kinetik Holdings LP	6.625%	12/15/2028	15	15
[8]	Kinetik Holdings LP	5.875%	6/15/2030	2	2
	Marathon Petroleum Corp.	5.150%	3/1/2030	2,030	2,072
	Marathon Petroleum Corp.	4.750%	9/15/2044	400	340
[8]	Matador Resources Co.	6.250%	4/15/2033	5	5
[8]	Matador Resources Co.	6.000%	4/15/2034	45	45
	MPLX LP	4.800%	2/15/2029	490	494
[8]	Noble Finance II LLC	8.000%	4/15/2030	180	186
	Occidental Petroleum Corp.	6.625%	9/1/2030	864	926
	Occidental Petroleum Corp.	5.375%	1/1/2032	550	560
	Occidental Petroleum Corp.	6.050%	10/1/2054	3,196	3,105
	ONEOK Inc.	6.625%	9/1/2053	818	840
[4]	OQ SAOC	5.125%	5/6/2028	6,217	6,202
	Petrobras Global Finance BV	5.125%	9/10/2030	5,427	5,313
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	2,200	2,125
[4]	Petronas Capital Ltd.	4.950%	1/3/2031	2,856	2,914
[4]	Petronas Capital Ltd.	5.340%	4/3/2035	2,248	2,307
	Phillips 66	4.650%	11/15/2034	725	701
	Phillips 66	5.875%	5/1/2042	930	931
	Phillips 66	3.300%	3/15/2052	400	258
	Phillips 66 Co.	5.650%	6/15/2054	150	140
	Plains All American Pipeline LP	3.550%	12/15/2029	850	822
	Plains All American Pipeline LP	3.800%	9/15/2030	750	722
	Plains All American Pipeline LP	4.700%	1/15/2031	1,285	1,283
	Plains All American Pipeline LP	5.600%	1/15/2036	1,270	1,274
[8]	Rockies Express Pipeline LLC	6.750%	3/15/2033	45	46
[4]	SA Global Sukuk Ltd.	1.602%	6/17/2026	7,311	7,262
[4]	SA Global Sukuk Ltd.	4.125%	9/17/2030	4,100	3,951
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	205	204
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	952	946
	SM Energy Co.	6.625%	1/15/2027	50	50
[8]	SM Energy Co.	6.750%	8/1/2029	15	15
[8]	SM Energy Co.	8.750%	7/1/2031	310	324
[8]	SM Energy Co.	7.000%	8/1/2032	155	158
[8]	SM Energy Co.	9.625%	6/15/2033	50	55
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	13	14
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	5	5
	Spectra Energy Partners LP	4.500%	3/15/2045	400	335
	Suncor Energy Inc.	3.750%	3/4/2051	110	77
[8]	Sunoco LP	5.625%	3/15/2031	180	179
[8]	Sunoco LP	5.375%	7/15/2031	30	30
[8]	Sunoco LP	5.625%	7/15/2034	40	39
[8]	Sunoco LP	7.875%	Perpetual	45	46
[8]	Tallgrass Energy Partners LP	6.000%	12/31/2030	13	13
[8]	Tallgrass Energy Partners LP	6.750%	3/15/2034	205	206
	Targa Resources Corp.	5.650%	2/15/2036	700	710
	Targa Resources Corp.	6.250%	7/1/2052	400	398
	Targa Resources Corp.	6.500%	2/15/2053	400	410
	Targa Resources Partners LP	5.500%	3/1/2030	1,450	1,464
	Targa Resources Partners LP	4.875%	2/1/2031	936	935
	TotalEnergies Capital International SA	2.986%	6/29/2041	1,315	979
[4,10]	TotalEnergies Capital International SA	3.852%	3/3/2045	600	631
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	5,688	5,630
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	2,425	2,387
[4,10]	TotalEnergies SE	1.625%	Perpetual	600	669
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	955	951
[8]	Transocean International Ltd.	8.250%	5/15/2029	120	124
[8]	Transocean International Ltd.	8.500%	5/15/2031	115	121
[8]	Transocean International Ltd.	7.875%	10/15/2032	20	21
[8]	Valaris Ltd.	8.375%	4/30/2030	48	50
	Valero Energy Corp.	5.150%	2/15/2030	780	797
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	3	3
[8]	Venture Global LNG Inc.	9.500%	2/1/2029	100	108
[8]	Venture Global LNG Inc.	8.375%	6/1/2031	20	21
[8]	Venture Global LNG Inc.	9.875%	2/1/2032	20	21
[8]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	40	41
[8]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	22	23
[8]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	154	160
[8]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	65	69
	Western Midstream Operating LP	6.350%	1/15/2029	400	417

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	4.050%	2/1/2030	465	452
	Western Midstream Operating LP	4.800%	3/1/2031	1,000	990
	Williams Cos. Inc.	4.625%	6/30/2030	200	200
	Williams Cos. Inc.	3.500%	11/15/2030	3,360	3,193
	Williams Cos. Inc.	5.650%	3/15/2033	2,675	2,767
	Williams Cos. Inc.	6.300%	4/15/2040	251	266
	Williams Cos. Inc.	5.100%	9/15/2045	1,500	1,356
					154,979
Financials (11.5%)
[8]	200 Park Funding Trust	5.740%	2/15/2055	2,413	2,318
	AerCap Ireland Capital DAC	6.450%	4/15/2027	750	764
	AerCap Ireland Capital DAC	4.875%	4/1/2028	1,986	2,000
	AerCap Ireland Capital DAC	3.000%	10/29/2028	4,744	4,568
	AerCap Ireland Capital DAC	5.100%	1/19/2029	1,100	1,114
	AerCap Ireland Capital DAC	4.625%	9/10/2029	1,396	1,393
	AerCap Ireland Capital DAC	6.150%	9/30/2030	1,450	1,524
	AerCap Ireland Capital DAC	4.375%	11/15/2030	861	846
	AerCap Ireland Capital DAC	3.300%	1/30/2032	1,002	911
	AerCap Ireland Capital DAC	3.400%	10/29/2033	1,448	1,280
	AerCap Ireland Capital DAC	5.300%	1/19/2034	500	498
	AerCap Ireland Capital DAC	4.950%	9/10/2034	1,600	1,558
	AerCap Ireland Capital DAC	5.000%	11/15/2035	1,580	1,530
[8]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	5	5
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	20	20
[10]	Allianz SE	1.301%	9/25/2049	700	744
	Allstate Corp.	1.450%	12/15/2030	990	860
	Allstate Corp.	4.500%	6/15/2043	400	341
	Ally Financial Inc.	5.737%	5/15/2029	690	701
	American Express Co.	5.043%	7/26/2028	284	286
	American Express Co.	4.351%	7/20/2029	400	400
	American Express Co.	5.085%	1/30/2031	1,250	1,271
	American Express Co.	5.016%	4/25/2031	420	427
	American Express Co.	4.989%	5/26/2033	3,575	3,561
	American Express Co.	5.284%	7/26/2035	600	605
	American Express Co.	5.442%	1/30/2036	2,725	2,773
	American Express Co.	5.667%	4/25/2036	4,725	4,886
	American Express Co.	4.804%	10/24/2036	400	387
	American International Group Inc.	5.125%	3/27/2033	650	656
	American International Group Inc.	5.450%	5/7/2035	813	829
	American International Group Inc.	4.750%	4/1/2048	300	260
	American International Group Inc.	4.375%	6/30/2050	1,235	1,001
	Ameriprise Financial Inc.	5.200%	4/15/2035	1,315	1,312
[8]	AmWINS Group Inc.	6.375%	2/15/2029	37	37
[8]	AmWINS Group Inc.	4.875%	6/30/2029	20	19
	Aon Corp.	5.350%	2/28/2033	1,500	1,537
	Aon Corp.	3.900%	2/28/2052	5	4
	Apollo Global Management Inc.	5.150%	8/12/2035	6,484	6,285
	Apollo Global Management Inc.	6.000%	12/15/2054	644	602
[8]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	5	5
	Ares Strategic Income Fund	5.700%	3/15/2028	623	622
[8]	Ares Strategic Income Fund	4.850%	1/15/2029	1,000	969
	Ares Strategic Income Fund	6.350%	8/15/2029	9	9
[4,10]	Aroundtown SA	3.500%	5/13/2030	400	443
[10]	Artea Bankas AB	3.739%	10/7/2029	1,100	1,258
	Arthur J Gallagher & Co.	4.600%	12/15/2027	913	916
	Arthur J Gallagher & Co.	6.750%	2/15/2054	1,500	1,621
[10]	ASR Nederland NV	7.000%	12/7/2043	200	266
[8]	Asurion LLC	8.000%	12/31/2032	80	83
[8]	Asurion LLC	8.375%	2/1/2034	110	107
[4,11]	Athene Global Funding	5.146%	11/1/2029	700	908
	Athene Holding Ltd.	4.125%	1/12/2028	3,909	3,861
	Athene Holding Ltd.	6.150%	4/3/2030	400	414
	Athene Holding Ltd.	3.950%	5/25/2051	300	203
	Athene Holding Ltd.	3.450%	5/15/2052	1,273	775
	Athene Holding Ltd.	6.250%	4/1/2054	1,179	1,083
	Athene Holding Ltd.	6.625%	10/15/2054	366	338
[10]	Athora Holding Ltd.	6.625%	6/16/2028	4,228	5,088
[10]	Athora Holding Ltd.	5.875%	9/10/2034	600	702
[8]	Aviation Capital Group LLC	4.875%	1/28/2033	2,335	2,252

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	50	51
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	660	686
	Banco Santander SA	5.294%	8/18/2027	100	101
	Banco Santander SA	6.607%	11/7/2028	460	483
	Bank of America Corp.	4.376%	4/27/2028	1,075	1,074
[4]	Bank of America Corp.	3.593%	7/21/2028	1,300	1,286
[4]	Bank of America Corp.	3.419%	12/20/2028	2,400	2,358
[4]	Bank of America Corp.	3.970%	3/5/2029	1,185	1,175
[4]	Bank of America Corp.	4.271%	7/23/2029	1,695	1,688
[4]	Bank of America Corp.	3.974%	2/7/2030	450	444
[4]	Bank of America Corp.	3.194%	7/23/2030	1,525	1,463
[4]	Bank of America Corp.	2.884%	10/22/2030	500	473
[4]	Bank of America Corp.	2.496%	2/13/2031	1,100	1,017
[4]	Bank of America Corp.	1.898%	7/23/2031	820	731
	Bank of America Corp.	4.456%	2/6/2032	700	691
	Bank of America Corp.	2.572%	10/20/2032	875	779
[4]	Bank of America Corp.	2.972%	2/4/2033	669	605
	Bank of America Corp.	5.468%	1/23/2035	540	551
	Bank of America Corp.	5.464%	5/9/2036	840	857
	Bank of America Corp.	2.482%	9/21/2036	2,170	1,875
	Bank of America Corp.	6.110%	1/29/2037	1,846	1,937
[4]	Bank of America Corp.	4.244%	4/24/2038	950	860
	Bank of America Corp.	7.750%	5/14/2038	400	475
[4]	Bank of America Corp.	2.676%	6/19/2041	4,599	3,296
	Bank of America Corp.	3.311%	4/22/2042	270	206
[4]	Bank of America Corp.	4.083%	3/20/2051	4,020	3,107
	Bank of America Corp.	2.972%	7/21/2052	410	259
[4]	Bank of America NA	6.000%	10/15/2036	188	198
[4,10]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	1,100	1,238
[4]	Bank of Montreal	3.803%	12/15/2032	800	787
	Bank of Montreal	3.088%	1/10/2037	850	755
	Bank of New York Mellon Corp.	4.890%	7/21/2028	800	806
[4]	Bank of New York Mellon Corp.	5.802%	10/25/2028	500	511
	Bank of New York Mellon Corp.	4.543%	2/1/2029	550	553
	Bank of New York Mellon Corp.	5.060%	7/22/2032	558	569
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	390	427
	Bank of New York Mellon Corp.	5.316%	6/6/2036	4,756	4,817
	Bank of Nova Scotia	4.247%	2/2/2030	7,410	7,340
[10]	Banque Federative du Credit Mutuel SA	4.000%	1/15/2035	800	918
	Barclays plc	6.496%	9/13/2027	374	377
	Barclays plc	4.337%	1/10/2028	650	648
	Barclays plc	4.837%	9/10/2028	600	602
	Barclays plc	7.385%	11/2/2028	900	937
	Barclays plc	5.086%	2/25/2029	2,279	2,297
[4]	Barclays plc	5.088%	6/20/2030	716	719
	Barclays plc	5.367%	2/25/2031	400	407
	Barclays plc	2.645%	6/24/2031	400	366
[4,10]	Barclays plc	4.973%	5/31/2036	700	829
	Barclays plc	5.207%	2/24/2037	3,000	2,903
[4,10]	Barclays plc	4.616%	3/26/2037	1,200	1,391
	Barclays plc	3.330%	11/24/2042	740	548
	Barclays plc	4.950%	1/10/2047	400	353
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	500	376
[4,10]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	254	267
[8]	Block Inc.	5.625%	8/15/2030	70	70
	Block Inc.	6.500%	5/15/2032	135	136
[8]	Block Inc.	6.000%	8/15/2033	20	20
	Blue Owl Capital Corp.	6.200%	7/15/2030	400	395
	Blue Owl Finance LLC	6.250%	4/18/2034	100	96
[8]	BNP Paribas SA	5.283%	11/19/2030	4,714	4,788
[8]	BNP Paribas SA	4.916%	1/15/2034	5,861	5,732
[11]	BPCE SA	2.500%	11/30/2032	2,100	2,647
[8]	Bread Financial Holdings Inc.	6.750%	5/15/2031	45	45
[8]	Burford Capital Global Finance LLC	8.500%	1/15/2034	10	9
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	440	450
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	310	310
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	800	797
	Capital One Financial Corp.	3.800%	1/31/2028	450	445
	Capital One Financial Corp.	5.468%	2/1/2029	1,614	1,638
	Capital One Financial Corp.	6.312%	6/8/2029	556	575

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	5.700%	2/1/2030	695	713
	Capital One Financial Corp.	3.273%	3/1/2030	400	385
[4]	Capital One Financial Corp.	7.624%	10/30/2031	2,000	2,209
	Capital One Financial Corp.	5.268%	5/10/2033	500	499
	Capital One Financial Corp.	6.377%	6/8/2034	455	479
	Capital One Financial Corp.	6.051%	2/1/2035	695	719
	Capital One Financial Corp.	6.183%	1/30/2036	2,769	2,814
	Capital One Financial Corp.	5.197%	9/11/2036	1,991	1,930
	Capital One Financial Corp.	5.399%	1/30/2037	13,070	12,826
	Carlyle Group Inc.	5.050%	9/19/2035	884	855
	Charles Schwab Corp.	6.136%	8/24/2034	395	420
	Chubb INA Holdings LLC	3.050%	12/15/2061	298	178
[8]	Citadel Finance LLC	5.900%	2/10/2030	1,000	1,007
	Citigroup Inc.	4.643%	5/7/2028	11,715	11,733
[4]	Citigroup Inc.	4.075%	4/23/2029	400	397
	Citigroup Inc.	4.542%	9/19/2030	1,280	1,276
	Citigroup Inc.	4.503%	9/11/2031	3,000	2,964
	Citigroup Inc.	6.174%	5/25/2034	400	414
	Citigroup Inc.	5.827%	2/13/2035	570	577
[4,11]	Close Brothers Finance plc	1.625%	12/3/2030	562	615
[11]	Close Brothers Group plc	7.750%	6/14/2028	1,130	1,546
[4]	Cooperatieve Rabobank UA	5.250%	5/24/2041	3,000	2,908
	Cooperatieve Rabobank UA	5.750%	12/1/2043	3,545	3,452
	Cooperatieve Rabobank UA	5.250%	8/4/2045	4,400	4,009
	Corebridge Financial Inc.	4.400%	4/5/2052	1,980	1,537
[8]	Corebridge Global Funding	4.650%	8/20/2027	1,850	1,852
[8]	Credit Acceptance Corp.	6.625%	3/15/2030	125	122
[8]	Credit Agricole SA	4.631%	9/11/2028	250	250
[8]	Danske Bank A/S	5.427%	3/1/2028	540	545
[8]	Danske Bank A/S	4.999%	3/27/2032	7,610	7,626
	Deutsche Bank AG	5.414%	5/10/2029	2,455	2,520
	Deutsche Bank AG	6.819%	11/20/2029	1,906	2,001
	Deutsche Bank AG	4.999%	9/11/2030	2,300	2,310
	Deutsche Bank AG	5.882%	7/8/2031	400	408
	Deutsche Bank AG	4.950%	8/4/2031	900	897
[4]	Deutsche Bank AG	3.547%	9/18/2031	3,615	3,399
	Deutsche Bank AG	4.875%	12/1/2032	800	796
	Deutsche Bank AG	7.079%	2/10/2034	1,670	1,786
[4,10]	Deutsche Bank AG	4.450%	5/15/2041	900	999
[4,10]	Deutsche Pfandbriefbank AG	4.000%	1/27/2028	1,000	1,146
[4,10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	2,000	2,301
[10]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	600	686
[4,10]	Eurobank SA	4.000%	2/7/2036	400	450
	Fifth Third Bancorp	2.550%	5/5/2027	2,000	1,960
	Fifth Third Bancorp	6.361%	10/27/2028	5,185	5,333
	Fifth Third Bancorp	6.339%	7/27/2029	3,485	3,614
	Fifth Third Bancorp	4.772%	7/28/2030	2,850	2,851
	Fifth Third Bancorp	4.895%	9/6/2030	4,921	4,938
[8]	Focus Financial Partners LLC	6.750%	9/15/2031	15	15
[8]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	2	2
[8]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	45	42
[8]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	15	15
[8]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	275	258
[4,10]	GA Global Funding Trust	3.750%	6/20/2032	500	548
[4,10]	GA Global Funding Trust	4.133%	9/16/2035	1,600	1,734
	Gaci First Investment Co.	5.000%	10/13/2027	12,419	12,448
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	900	863
[8]	GGAM Finance Ltd.	8.000%	2/15/2027	20	20
[8]	Global Atlantic Fin Co.	7.950%	6/15/2033	284	305
	Goldman Sachs Group Inc.	4.153%	10/21/2029	1,700	1,684
	Goldman Sachs Group Inc.	6.484%	10/24/2029	2,175	2,276
	Goldman Sachs Group Inc.	5.727%	4/25/2030	3,022	3,118
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,225	2,251
	Goldman Sachs Group Inc.	4.692%	10/23/2030	5,150	5,154
	Goldman Sachs Group Inc.	5.218%	4/23/2031	2,545	2,588
[4]	Goldman Sachs Group Inc.	4.369%	10/21/2031	1,180	1,157
	Goldman Sachs Group Inc.	2.383%	7/21/2032	3,000	2,647
	Goldman Sachs Group Inc.	2.650%	10/21/2032	2,175	1,930
	Goldman Sachs Group Inc.	5.851%	4/25/2035	600	622
	Goldman Sachs Group Inc.	5.330%	7/23/2035	610	612

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,800	1,830
	Goldman Sachs Group Inc.	4.939%	10/21/2036	850	823
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,807	1,769
	Goldman Sachs Group Inc.	5.561%	11/19/2045	400	384
	Goldman Sachs Group Inc.	5.541%	1/21/2047	540	514
	Goldman Sachs Group Inc.	5.734%	1/28/2056	1,110	1,080
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,056	1,036
[4,10]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	800	936
[10]	Grand City Properties Finance Sarl	4.750%	Perpetual	1,300	1,394
[10]	Helvetia Europe SA	2.750%	9/30/2041	1,387	1,489
[8]	Howden UK Refinance plc	7.250%	2/15/2031	145	146
[8]	Howden UK Refinance plc	8.125%	2/15/2032	165	155
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	3,747	3,650
	HPS Corporate Lending Fund	5.950%	4/14/2032	567	548
	HSBC Holdings plc	5.597%	5/17/2028	1,365	1,380
	HSBC Holdings plc	4.755%	6/9/2028	410	411
	HSBC Holdings plc	5.210%	8/11/2028	925	932
[4]	HSBC Holdings plc	2.013%	9/22/2028	1,175	1,133
	HSBC Holdings plc	7.390%	11/3/2028	2,328	2,427
	HSBC Holdings plc	5.130%	11/19/2028	1,544	1,556
[4]	HSBC Holdings plc	4.583%	6/19/2029	920	919
	HSBC Holdings plc	2.206%	8/17/2029	400	378
	HSBC Holdings plc	4.950%	3/31/2030	2,875	2,907
	HSBC Holdings plc	5.286%	11/19/2030	1,405	1,429
[4]	HSBC Holdings plc	2.848%	6/4/2031	2,670	2,467
	HSBC Holdings plc	4.619%	11/6/2031	6,598	6,508
	HSBC Holdings plc	5.733%	5/17/2032	300	310
	HSBC Holdings plc	2.804%	5/24/2032	338	304
	HSBC Holdings plc	4.762%	3/29/2033	1,200	1,168
	HSBC Holdings plc	6.254%	3/9/2034	680	720
	HSBC Holdings plc	6.500%	5/2/2036	440	474
	HSBC Holdings plc	5.279%	3/10/2037	91	89
	HSBC Holdings plc	6.500%	9/15/2037	1,310	1,397
	HSBC Holdings plc	6.800%	6/1/2038	600	654
	HSBC USA Inc.	4.650%	6/3/2028	1,602	1,612
	Huntington Bancshares Inc.	6.208%	8/21/2029	2,000	2,074
	Huntington Bancshares Inc.	5.709%	2/2/2035	820	837
	Huntington Bancshares Inc.	2.487%	8/15/2036	300	257
	Huntington Bancshares Inc.	5.605%	1/28/2041	1,618	1,580
	Huntington National Bank	4.871%	4/12/2028	9,309	9,338
	Intercontinental Exchange Inc.	3.625%	9/1/2028	369	363
	Intercontinental Exchange Inc.	2.650%	9/15/2040	570	413
	Intercontinental Exchange Inc.	3.000%	9/15/2060	500	289
	Intercontinental Exchange Inc.	5.200%	6/15/2062	400	356
[4,10]	IWG US Finance LLC	6.500%	6/28/2030	111	136
[10]	IWG US Finance LLC	5.125%	5/14/2032	900	1,031
[10]	JAB Holdings BV	4.375%	4/25/2034	1,000	1,157
	Jefferies Financial Group Inc.	6.450%	6/8/2027	500	510
[4]	JPMorgan Chase & Co.	2.182%	6/1/2028	528	515
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,412	1,422
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,460	1,462
[4]	JPMorgan Chase & Co.	4.452%	12/5/2029	400	400
	JPMorgan Chase & Co.	5.012%	1/23/2030	3,070	3,113
	JPMorgan Chase & Co.	5.581%	4/22/2030	3,240	3,339
	JPMorgan Chase & Co.	4.565%	6/14/2030	1,275	1,276
[4]	JPMorgan Chase & Co.	2.739%	10/15/2030	1,700	1,601
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,045	1,047
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,750	1,781
[4]	JPMorgan Chase & Co.	4.493%	3/24/2031	2,925	2,910
[4]	JPMorgan Chase & Co.	2.522%	4/22/2031	2,100	1,940
[4]	JPMorgan Chase & Co.	2.956%	5/13/2031	2,485	2,316
	JPMorgan Chase & Co.	1.953%	2/4/2032	600	529
	JPMorgan Chase & Co.	2.963%	1/25/2033	2,801	2,540
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,375	1,377
	JPMorgan Chase & Co.	5.336%	1/23/2035	1,820	1,847
	JPMorgan Chase & Co.	5.766%	4/22/2035	600	625
	JPMorgan Chase & Co.	5.294%	7/22/2035	2,100	2,123
	JPMorgan Chase & Co.	4.946%	10/22/2035	2,070	2,044
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,875	1,919
	JPMorgan Chase & Co.	5.572%	4/22/2036	400	411

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.810%	10/22/2036	610	592
	JPMorgan Chase & Co.	4.898%	1/22/2037	4,335	4,241
	JPMorgan Chase & Co.	5.193%	2/5/2037	16,820	16,515
	JPMorgan Chase & Co.	6.400%	5/15/2038	1,050	1,154
	JPMorgan Chase & Co.	5.600%	7/15/2041	1,000	1,004
	JPMorgan Chase & Co.	5.400%	1/6/2042	1,720	1,689
	JPMorgan Chase & Co.	3.157%	4/22/2042	1,240	931
	JPMorgan Chase & Co.	5.625%	8/16/2043	510	506
	JPMorgan Chase & Co.	4.950%	6/1/2045	1,060	959
[4]	JPMorgan Chase & Co.	4.260%	2/22/2048	2,910	2,376
	Keybank National Association	5.000%	1/26/2033	475	469
	KeyCorp	6.401%	3/6/2035	1,830	1,941
	KeyCorp	5.305%	1/28/2037	400	392
	KKR & Co. Inc.	5.100%	8/7/2035	550	531
[4,10]	Kommunalkredit Austria AG	5.250%	3/28/2029	2,500	2,977
[4,10]	Kommunalkredit Austria AG	4.250%	4/1/2031	400	460
	Lloyds Banking Group plc	4.550%	8/16/2028	490	490
	Lloyds Banking Group plc	5.679%	1/5/2035	450	462
	Lloyds Banking Group plc	4.943%	11/4/2036	410	396
	Lloyds Banking Group plc	3.369%	12/14/2046	615	443
	Lloyds Banking Group plc	5.668%	2/10/2047	400	389
	LPL Holdings Inc.	6.000%	5/20/2034	182	186
	M&T Bank Corp.	4.553%	8/16/2028	150	150
[4]	M&T Bank Corp.	4.833%	1/16/2029	400	402
	M&T Bank Corp.	7.413%	10/30/2029	1,690	1,805
	M&T Bank Corp.	5.179%	7/8/2031	1,742	1,759
	M&T Bank Corp.	6.082%	3/13/2032	1,123	1,177
	M&T Bank Corp.	5.053%	1/27/2034	371	366
	M&T Bank Corp.	5.400%	7/30/2035	2,090	2,083
[4]	M&T Bank Corp.	5.385%	1/16/2036	485	481
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,587	2,600
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	1,994	1,999
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	500	469
	Mastercard Inc.	3.850%	3/26/2050	1,550	1,178
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	500	498
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	400	403
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	800	813
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	1,900	1,933
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	1,070	1,085
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	640	633
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	3,085	3,041
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	425	376
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	600	609
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	825	843
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	6,100	6,246
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	600	596
	Morgan Stanley	3.950%	4/23/2027	410	408
[4]	Morgan Stanley	3.591%	7/22/2028	900	889
	Morgan Stanley	5.123%	2/1/2029	400	404
[4]	Morgan Stanley	4.994%	4/12/2029	500	505
	Morgan Stanley	6.407%	11/1/2029	400	417
	Morgan Stanley	5.173%	1/16/2030	499	506
[4]	Morgan Stanley	4.431%	1/23/2030	740	736
	Morgan Stanley	5.042%	7/19/2030	200	202
	Morgan Stanley	4.654%	10/18/2030	4,664	4,661
	Morgan Stanley	5.230%	1/15/2031	1,340	1,361
[4]	Morgan Stanley	4.356%	10/22/2031	10,868	10,654
[4]	Morgan Stanley	5.250%	4/21/2034	650	652
[4]	Morgan Stanley	5.424%	7/21/2034	500	507
	Morgan Stanley	5.831%	4/19/2035	4,760	4,941
	Morgan Stanley	5.587%	1/18/2036	3,310	3,376
	Morgan Stanley	5.664%	4/17/2036	3,060	3,132
	Morgan Stanley	5.073%	1/30/2037	6,050	5,926
	Morgan Stanley	5.314%	1/18/2041	2,310	2,229
	Morgan Stanley	3.217%	4/22/2042	1,500	1,129
[4]	Morgan Stanley	5.597%	3/24/2051	1,150	1,113
[4]	Morgan Stanley Bank NA	5.504%	5/26/2028	250	253
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	1,406	1,414
[4]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	14,460	14,310
	Nasdaq Inc.	5.350%	6/28/2028	725	740

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	5.550%	2/15/2034	349	359
	National Bank of Canada	4.950%	2/1/2028	3,070	3,083
	National Bank of Canada	4.500%	10/10/2029	312	312
	NatWest Group plc	5.516%	9/30/2028	400	406
	NatWest Group plc	5.808%	9/13/2029	175	180
[4]	NatWest Group plc	5.076%	1/27/2030	676	683
[4]	NatWest Group plc	4.445%	5/8/2030	1,016	1,010
	NatWest Group plc	4.964%	8/15/2030	1,370	1,383
[8]	NatWest Markets plc	5.416%	5/17/2027	1,250	1,266
[8]	NatWest Markets plc	5.410%	5/17/2029	500	513
	Navient Corp.	5.500%	3/15/2029	30	28
	Navient Corp.	11.500%	3/15/2031	20	20
[6,8]	Nippon Life Insurance Co.	5.046%	4/2/2033	1,185	1,186
[10]	Nippon Life Insurance Co.	4.114%	1/23/2055	500	554
[4,10]	Nippon Life Insurance Co.	4.165%	9/2/2055	400	444
	Nomura Holdings Inc.	5.842%	1/18/2028	500	511
	Nomura Holdings Inc.	3.103%	1/16/2030	2,215	2,088
	Northern Trust Corp.	4.150%	11/19/2030	2,165	2,147
	Northern Trust Corp.	5.117%	11/19/2040	4,101	3,996
[10]	Nykredit Realkredit A/S	4.000%	4/24/2035	700	805
[4,10]	Oldenburgische Landesbank AG	8.000%	4/24/2034	200	253
[4,10]	Oldenburgische Landesbank AG	8.500%	4/24/2034	400	514
[8]	Omnis Funding Trust	6.722%	5/15/2055	695	701
	OneMain Finance Corp.	6.125%	5/15/2030	15	15
	OneMain Finance Corp.	7.125%	11/15/2031	100	99
	OneMain Finance Corp.	6.500%	3/15/2033	40	38
	OneMain Finance Corp.	6.750%	9/15/2033	35	34
[8]	Panther Escrow Issuer LLC	7.125%	6/1/2031	5	5
	PayPal Holdings Inc.	5.150%	6/1/2034	1,580	1,575
	PayPal Holdings Inc.	5.100%	4/1/2035	2,130	2,115
	PayPal Holdings Inc.	5.050%	6/1/2052	400	342
[8]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	1,610	1,632
[8]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	70	70
	Pinnacle Bank	5.957%	1/15/2036	1,251	1,240
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	1,250	1,275
[4]	PNC Bank NA	4.050%	7/26/2028	850	842
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,030	1,059
	PNC Financial Services Group Inc.	2.307%	4/23/2032	150	134
	PNC Financial Services Group Inc.	5.373%	7/21/2036	3,000	3,023
	PNC Financial Services Group Inc.	5.423%	1/25/2041	3,040	2,983
	Progressive Corp.	4.600%	3/26/2031	530	531
	Progressive Corp.	5.150%	3/26/2036	5,525	5,539
	Prudential Financial Inc.	5.200%	3/14/2035	935	942
[4]	Prudential Financial Inc.	4.600%	5/15/2044	150	129
	Prudential Financial Inc.	3.935%	12/7/2049	400	298
[4]	Prudential Financial Inc.	3.700%	3/13/2051	2,600	1,859
[4,10]	Public Property Invest A/S	4.625%	3/12/2030	2,111	2,472
[4,10]	Public Property Invest A/S	3.875%	10/16/2031	800	899
[4,10]	Public Property Invest A/S	4.375%	10/1/2032	1,000	1,136
[10]	Raiffeisen Bank International AG	2.875%	6/18/2032	2,900	3,295
	Regions Financial Corp.	1.800%	8/12/2028	2,000	1,878
	Regions Financial Corp.	5.722%	6/6/2030	4,138	4,246
[8]	Rocket Cos. Inc.	6.500%	8/1/2029	10	10
[8]	Rocket Cos. Inc.	6.125%	8/1/2030	105	106
[8]	Rocket Cos. Inc.	6.375%	8/1/2033	45	45
[8]	Rocket Mortgage LLC	2.875%	10/15/2026	90	89
[8]	Rocket Mortgage LLC	3.875%	3/1/2031	80	74
[4]	Royal Bank of Canada	4.650%	10/18/2030	1,370	1,373
[4]	Royal Bank of Canada	5.153%	2/4/2031	750	762
	Royal Bank of Canada	4.305%	11/3/2031	500	492
[4]	Royal Bank of Canada	5.000%	2/1/2033	2,175	2,194
[8]	Ryan Specialty LLC	4.375%	2/1/2030	30	29
[8]	Ryan Specialty LLC	5.875%	8/1/2032	25	25
	Santander UK Group Holdings plc	4.320%	9/22/2029	4,440	4,399
[11]	Scottish Widows Ltd.	7.000%	6/16/2043	200	265
[8]	Shift4 Payments LLC	6.750%	8/15/2032	155	152
	Sixth Street Lending Partners	6.125%	7/15/2030	1,750	1,742
	State Street Corp.	4.834%	4/24/2030	2,848	2,893
	State Street Corp.	2.200%	3/3/2031	1,790	1,601
	State Street Corp.	4.821%	1/26/2034	1,100	1,095

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	5.159%	5/18/2034	3,475	3,521
[4]	State Street Corp.	3.031%	11/1/2034	400	377
	State Street Corp.	4.784%	10/23/2036	4,338	4,213
	Suci Second Investment Co.	4.375%	9/10/2027	6,145	6,115
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	3,400	3,365
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	1,700	1,674
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	800	833
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	4,205	4,063
[8]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	12,020	11,939
[8]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	10,240	10,117
	Toronto-Dominion Bank	4.783%	12/17/2029	1,700	1,720
	Toronto-Dominion Bank	4.456%	6/8/2032	420	414
	Toronto-Dominion Bank	4.928%	10/15/2035	1,100	1,080
[10]	Triodos Bank NV	4.875%	9/12/2029	4,400	5,158
[4,10]	Triodos Bank NV	2.250%	2/5/2032	1,200	1,362
[4]	Truist Bank	4.144%	1/27/2029	2,770	2,756
[4]	Truist Bank	4.136%	10/23/2029	1,190	1,179
[4]	Truist Bank	2.250%	3/11/2030	1,475	1,341
[4]	Truist Financial Corp.	7.161%	10/30/2029	500	531
	Truist Financial Corp.	4.597%	1/27/2032	1,000	989
[4]	Truist Financial Corp.	5.153%	8/5/2032	3,300	3,345
[4]	Truist Financial Corp.	4.916%	7/28/2033	500	490
[4]	Truist Financial Corp.	5.711%	1/24/2035	420	433
[4]	Truist Financial Corp.	4.964%	10/23/2036	440	426
	UBS Americas Inc.	7.125%	7/15/2032	700	782
[8]	UBS Group AG	4.253%	3/23/2028	280	279
[8]	UBS Group AG	3.869%	1/12/2029	2,314	2,287
[8]	UBS Group AG	4.151%	12/23/2029	8,120	8,030
[8]	UBS Group AG	5.617%	9/13/2030	330	340
[8]	UBS Group AG	4.398%	9/23/2031	4,615	4,532
[8]	UBS Group AG	3.091%	5/14/2032	845	774
[8]	UBS Group AG	4.844%	11/6/2033	3,961	3,890
[8]	UBS Group AG	5.580%	5/9/2036	3,675	3,724
[8]	UBS Group AG	5.010%	3/23/2037	5,533	5,343
	UBS Group AG	4.875%	5/15/2045	135	119
	US Bancorp	5.384%	1/23/2030	1,050	1,074
	US Bancorp	5.083%	5/15/2031	3,851	3,905
[4]	US Bancorp	4.967%	7/22/2033	725	718
	US Bancorp	4.839%	2/1/2034	775	766
	US Bancorp	5.424%	2/12/2036	500	511
	US Bancorp	2.491%	11/3/2036	600	518
[11]	Utmost Group plc	4.000%	12/15/2031	100	118
[8]	UWM Holdings LLC	6.625%	2/1/2030	5	5
[4,10]	Viridium Group Sarl	4.375%	11/16/2035	200	214
[10]	Volksbank Wien AG	5.750%	6/21/2034	700	828
[10]	Volksbank Wien AG	5.500%	12/4/2035	1,900	2,229
[4]	Wells Fargo & Co.	4.808%	7/25/2028	460	462
[4]	Wells Fargo & Co.	2.879%	10/30/2030	400	377
[4]	Wells Fargo & Co.	2.572%	2/11/2031	860	796
	Wells Fargo & Co.	5.499%	1/23/2035	5	5
	Wells Fargo & Co.	4.892%	9/15/2036	575	559
[4]	Wells Fargo & Co.	3.068%	4/30/2041	3,124	2,346
	Wells Fargo & Co.	5.375%	11/2/2043	2,370	2,217
[4]	Wells Fargo & Co.	4.650%	11/4/2044	860	721
	Wells Fargo & Co.	3.900%	5/1/2045	630	491
[4]	Wells Fargo & Co.	4.400%	6/14/2046	931	743
[4]	Wells Fargo & Co.	4.750%	12/7/2046	670	562
	Wells Fargo & Co.	5.433%	1/23/2047	6,300	5,964
[4]	Wells Fargo & Co.	5.013%	4/4/2051	2,375	2,096
[4]	Wells Fargo & Co.	4.611%	4/25/2053	1,630	1,352
[4]	Wells Fargo Bank NA	6.600%	1/15/2038	635	694
[4]	Westpac Banking Corp.	5.618%	11/20/2035	400	405
	Westpac Banking Corp.	3.020%	11/18/2036	820	733
	Westpac Banking Corp.	4.421%	7/24/2039	300	269
[8]	WEX Inc.	6.500%	3/15/2033	60	59
	Willis North America Inc.	5.350%	5/15/2033	570	576
	Willis North America Inc.	3.875%	9/15/2049	675	488
[10]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	1,700	1,737

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	400	444
					739,133
Health Care (2.8%)
[8]	1261229 BC Ltd.	10.000%	4/15/2032	175	178
	Abbott Laboratories	4.300%	3/15/2033	17,710	17,332
	Abbott Laboratories	5.600%	3/15/2066	5,125	4,997
	AbbVie Inc.	4.400%	3/15/2033	7,670	7,519
	AbbVie Inc.	5.350%	3/15/2044	500	487
	AbbVie Inc.	4.850%	6/15/2044	450	409
	AbbVie Inc.	5.650%	3/15/2066	3,020	2,940
	Aetna Inc.	6.625%	6/15/2036	1,000	1,079
	Amgen Inc.	5.250%	3/2/2033	1,064	1,092
	Amgen Inc.	4.850%	2/19/2036	3,305	3,246
	Amgen Inc.	2.800%	8/15/2041	159	115
	Amgen Inc.	5.600%	3/2/2043	640	632
	Amgen Inc.	4.400%	5/1/2045	1,525	1,286
	Amgen Inc.	4.563%	6/15/2048	830	695
	Amgen Inc.	3.375%	2/21/2050	1,155	813
	Amgen Inc.	4.875%	3/1/2053	1,100	950
	Amgen Inc.	5.650%	3/2/2053	280	271
	Amgen Inc.	5.650%	2/19/2056	5,160	4,991
	Amgen Inc.	5.750%	3/2/2063	640	615
	Augusta SpinCo Corp.	4.945%	3/23/2033	2,980	2,969
[8]	Bausch + Lomb Corp.	8.375%	10/1/2028	15	16
	Baxter International Inc.	2.539%	2/1/2032	480	404
	Baxter International Inc.	3.132%	12/1/2051	400	228
[4,10]	Bayer AG	1.375%	7/6/2032	600	595
[4,10]	Bayer AG	6.625%	9/25/2083	2,100	2,519
	Becton Dickinson & Co.	4.874%	2/8/2029	125	126
[8]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	20	20
	Boston Scientific Corp.	4.700%	3/1/2049	1,490	1,309
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	360	251
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	600	590
	Cardinal Health Inc.	5.750%	11/15/2054	1,710	1,669
	Cencora Inc.	2.700%	3/15/2031	400	365
	Cencora Inc.	4.600%	2/13/2033	1,730	1,700
	Centene Corp.	4.625%	12/15/2029	205	195
[8]	Charles River Laboratories International Inc.	4.250%	5/1/2028	100	98
	Cigna Group	2.400%	3/15/2030	1,950	1,802
	Cigna Group	4.800%	8/15/2038	1,670	1,569
[4]	CommonSpirit Health	4.350%	11/1/2042	220	189
[8]	Community Health Systems Inc.	10.875%	1/15/2032	7	8
[8]	Community Health Systems Inc.	9.750%	1/15/2034	155	161
	CVS Health Corp.	3.625%	4/1/2027	547	542
	CVS Health Corp.	5.000%	1/30/2029	1,400	1,417
	CVS Health Corp.	5.400%	6/1/2029	600	614
	CVS Health Corp.	3.250%	8/15/2029	1,550	1,485
	CVS Health Corp.	5.125%	2/21/2030	500	507
	CVS Health Corp.	3.750%	4/1/2030	3,350	3,239
	CVS Health Corp.	1.750%	8/21/2030	600	529
	CVS Health Corp.	5.250%	1/30/2031	105	107
	CVS Health Corp.	5.550%	6/1/2031	400	412
	CVS Health Corp.	5.000%	9/15/2032	500	500
	CVS Health Corp.	5.700%	6/1/2034	470	483
	CVS Health Corp.	4.875%	7/20/2035	560	539
	CVS Health Corp.	4.780%	3/25/2038	2,437	2,245
	CVS Health Corp.	5.125%	7/20/2045	2,578	2,268
	CVS Health Corp.	5.625%	2/21/2053	30	27
	CVS Health Corp.	5.875%	6/1/2053	1,070	1,013
	CVS Health Corp.	6.050%	6/1/2054	405	393
[8]	DaVita Inc.	4.625%	6/1/2030	40	38
[8]	DaVita Inc.	3.750%	2/15/2031	60	55
[8]	DaVita Inc.	6.875%	9/1/2032	25	26
[8]	DaVita Inc.	6.750%	7/15/2033	15	15
	Elevance Health Inc.	5.150%	6/15/2029	180	183
	Elevance Health Inc.	5.500%	10/15/2032	455	469
	Elevance Health Inc.	4.550%	3/1/2048	270	223
	Elevance Health Inc.	3.700%	9/15/2049	440	313
	Elevance Health Inc.	3.125%	5/15/2050	500	320

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	3.600%	3/15/2051	890	617
	Elevance Health Inc.	6.100%	10/15/2052	400	402
	Elevance Health Inc.	5.650%	6/15/2054	770	726
	Elevance Health Inc.	5.700%	2/15/2055	1,200	1,135
	Elevance Health Inc.	5.700%	9/15/2055	1,550	1,480
	Eli Lilly & Co.	4.875%	2/27/2053	500	446
	Eli Lilly & Co.	5.050%	8/14/2054	2,040	1,868
	Eli Lilly & Co.	5.550%	10/15/2055	800	788
	Eli Lilly & Co.	5.100%	2/9/2064	400	359
	Eli Lilly & Co.	5.200%	8/14/2064	400	365
[8]	Endo Finance Holdings LP	8.500%	4/15/2031	30	31
[8]	Fortrea Holdings Inc.	7.500%	7/1/2030	9	9
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	260	262
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	2,405	2,420
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	500	510
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	3,435	3,372
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	2,400	2,549
	Gilead Sciences Inc.	4.000%	9/1/2036	120	111
	Gilead Sciences Inc.	4.150%	3/1/2047	735	595
	HCA Inc.	5.250%	3/1/2030	740	755
	HCA Inc.	2.375%	7/15/2031	1,550	1,369
	HCA Inc.	4.600%	11/15/2032	2,005	1,951
	HCA Inc.	5.450%	9/15/2034	255	257
	HCA Inc.	5.750%	3/1/2035	255	262
	HCA Inc.	4.900%	11/15/2035	1,145	1,108
	HCA Inc.	5.125%	6/15/2039	230	217
	HCA Inc.	5.900%	6/1/2053	310	295
[8]	IQVIA Inc.	5.000%	10/15/2026	150	150
[8]	IQVIA Inc.	6.250%	6/1/2032	55	56
	McKesson Corp.	4.950%	5/30/2032	9,550	9,693
[8]	Medline Borrower LP	6.250%	4/1/2029	3	3
[8]	Medline Borrower LP	5.250%	10/1/2029	20	20
	Merck & Co. Inc.	4.450%	12/4/2032	1,535	1,524
	Merck & Co. Inc.	3.700%	2/10/2045	800	622
	Merck & Co. Inc.	2.750%	12/10/2051	800	487
	Novartis Capital Corp.	4.100%	3/16/2029	7,665	7,657
	Novartis Capital Corp.	4.600%	3/18/2033	6,635	6,607
	Novartis Capital Corp.	4.900%	3/18/2036	3,175	3,167
	Novartis Capital Corp.	5.700%	3/18/2056	3,565	3,588
[8]	Organon & Co.	4.125%	4/30/2028	80	78
[8]	Organon & Co.	6.750%	5/15/2034	90	80
	Pfizer Inc.	4.500%	11/15/2032	2,505	2,483
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	2,400	2,229
	Quest Diagnostics Inc.	4.200%	6/30/2029	260	258
	Quest Diagnostics Inc.	2.800%	6/30/2031	400	365
[8]	Radiology Partners Inc.	8.500%	7/15/2032	40	41
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	2,880	2,169
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	400	392
	Teleflex Inc.	4.625%	11/15/2027	110	109
	Tenet Healthcare Corp.	5.125%	11/1/2027	60	60
[8]	Tenet Healthcare Corp.	5.500%	11/15/2032	140	139
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	59	58
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	15	15
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	60	62
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	45	46
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	5,325	5,259
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	655	646
	UnitedHealth Group Inc.	4.700%	4/15/2029	400	404
	UnitedHealth Group Inc.	2.000%	5/15/2030	860	779
	UnitedHealth Group Inc.	2.300%	5/15/2031	990	888
	UnitedHealth Group Inc.	4.950%	1/15/2032	2,025	2,047
	UnitedHealth Group Inc.	4.500%	4/15/2033	1,700	1,660
	UnitedHealth Group Inc.	5.000%	4/15/2034	500	500
	UnitedHealth Group Inc.	5.300%	6/15/2035	1,500	1,530
	UnitedHealth Group Inc.	4.625%	7/15/2035	725	701
	UnitedHealth Group Inc.	6.625%	11/15/2037	1,125	1,242
	UnitedHealth Group Inc.	3.500%	8/15/2039	1,750	1,418
	UnitedHealth Group Inc.	2.750%	5/15/2040	550	400
	UnitedHealth Group Inc.	3.050%	5/15/2041	725	537
	UnitedHealth Group Inc.	3.750%	10/15/2047	520	385

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.250%	6/15/2048	490	389
	UnitedHealth Group Inc.	4.450%	12/15/2048	1,006	821
	UnitedHealth Group Inc.	2.900%	5/15/2050	720	448
	UnitedHealth Group Inc.	5.875%	2/15/2053	3,104	3,064
	UnitedHealth Group Inc.	5.375%	4/15/2054	1,784	1,639
	UnitedHealth Group Inc.	5.625%	7/15/2054	1,375	1,309
	UnitedHealth Group Inc.	5.950%	6/15/2055	410	413
	UnitedHealth Group Inc.	6.050%	2/15/2063	540	539
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	1,468	1,466
					179,293
Industrials (2.0%)
[4]	3M Co.	4.000%	9/14/2048	600	462
[8]	Air Canada	3.875%	8/15/2026	90	90
[8]	Allison Transmission Inc.	3.750%	1/30/2031	100	93
[8]	Allison Transmission Inc.	5.875%	12/1/2033	25	25
[8]	American Airlines Inc.	5.500%	4/20/2026	5	5
[8]	American Airlines Inc.	7.250%	2/15/2028	225	226
[8]	American Airlines Inc.	5.750%	4/20/2029	165	164
	Amphenol Corp.	3.900%	11/15/2028	849	842
	Amphenol Corp.	4.400%	2/15/2033	2,759	2,692
	Amphenol Corp.	4.625%	2/15/2036	1,508	1,458
	Amphenol Corp.	5.300%	11/15/2055	904	849
	Boeing Co.	2.700%	2/1/2027	750	739
	Boeing Co.	5.040%	5/1/2027	6,952	6,989
	Boeing Co.	3.250%	2/1/2028	1,205	1,181
	Boeing Co.	3.200%	3/1/2029	2,225	2,145
	Boeing Co.	6.298%	5/1/2029	4,480	4,707
	Boeing Co.	5.150%	5/1/2030	8,510	8,640
	Boeing Co.	3.625%	2/1/2031	4,585	4,358
	Boeing Co.	3.600%	5/1/2034	885	791
	Boeing Co.	6.528%	5/1/2034	6,952	7,573
	Boeing Co.	3.250%	2/1/2035	3,400	2,911
	Boeing Co.	3.900%	5/1/2049	2,300	1,680
	Boeing Co.	3.750%	2/1/2050	3,455	2,449
	Boeing Co.	5.805%	5/1/2050	2,257	2,179
	Boeing Co.	6.858%	5/1/2054	3,852	4,238
	Boeing Co.	7.008%	5/1/2064	2,310	2,555
[8]	Bombardier Inc.	7.000%	6/1/2032	55	57
[8]	Bombardier Inc.	6.750%	6/15/2033	5	5
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,750	1,817
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	875	803
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	350	337
[8]	BWX Technologies Inc.	4.125%	4/15/2029	40	38
	Canadian Pacific Railway Co.	3.500%	5/1/2050	553	391
	Canadian Pacific Railway Co.	5.500%	3/15/2056	2,170	2,075
	Carrier Global Corp.	3.377%	4/5/2040	2,900	2,284
[8]	Clean Harbors Inc.	5.125%	7/15/2029	80	79
[8]	Clean Harbors Inc.	5.750%	10/15/2033	45	45
	CSX Corp.	4.750%	11/15/2048	1,000	868
	CSX Corp.	4.250%	11/1/2066	1,000	752
	Delta Air Lines Inc.	4.375%	4/19/2028	644	640
	Delta Air Lines Inc.	5.250%	7/10/2030	1,170	1,179
	Eaton Capital ULC	4.450%	5/9/2030	840	840
	Eaton Corp.	4.200%	3/6/2031	850	838
	Eaton Corp.	4.500%	3/6/2033	1,030	1,015
	Eaton Corp.	5.450%	3/6/2056	1,460	1,411
[8]	Enpro Inc.	6.125%	6/1/2033	20	20
[8]	Entegris Inc.	4.375%	4/15/2028	25	24
[8]	ERAC USA Finance LLC	7.000%	10/15/2037	150	171
[8]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	380	375
[8]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	3,190	3,134
[8]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	2,540	2,477
[8]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	2,990	2,890
[8]	Gates Corp.	6.875%	7/1/2029	130	133
	GE Vernova Inc.	5.500%	2/4/2056	3,399	3,269
[8]	Genesee & Wyoming Inc.	6.250%	4/15/2032	20	20
[8]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	45	44
[8]	Herc Holdings Inc.	6.625%	6/15/2029	5	5
[8]	Herc Holdings Inc.	7.000%	6/15/2030	30	31

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Herc Holdings Inc.	5.750%	3/15/2031	30	30
[8]	Herc Holdings Inc.	7.250%	6/15/2033	25	26
[8]	Herc Holdings Inc.	6.000%	3/15/2034	20	19
[8]	Honeywell Aerospace Inc.	4.600%	3/16/2033	3,194	3,156
[8]	Honeywell Aerospace Inc.	5.622%	3/16/2046	5,926	5,836
[8]	Honeywell Aerospace Inc.	5.732%	3/16/2056	4,702	4,649
[8]	Honeywell Aerospace Inc.	5.852%	3/16/2066	4,350	4,312
	Howmet Aerospace Inc.	4.750%	4/15/2036	1,975	1,919
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	1,684	1,717
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	1,761	1,820
[8]	JetBlue Airways Corp.	9.875%	9/20/2031	62	59
	L3Harris Technologies Inc.	5.050%	6/1/2029	400	407
	Lockheed Martin Corp.	2.800%	6/15/2050	470	293
	Lockheed Martin Corp.	4.090%	9/15/2052	585	457
	Lockheed Martin Corp.	4.150%	6/15/2053	890	701
	Lockheed Martin Corp.	5.200%	2/15/2055	2,050	1,904
[8]	Moog Inc.	5.500%	10/15/2034	20	20
	Norfolk Southern Corp.	3.050%	5/15/2050	1,085	696
	Norfolk Southern Corp.	5.950%	3/15/2064	560	555
	Northrop Grumman Corp.	4.030%	10/15/2047	156	123
	Northrop Grumman Corp.	5.200%	6/1/2054	1,950	1,797
	Otis Worldwide Corp.	5.250%	8/16/2028	325	332
	RTX Corp.	4.500%	6/1/2042	1,582	1,404
	RTX Corp.	3.750%	11/1/2046	500	380
	RTX Corp.	4.050%	5/4/2047	500	396
	RTX Corp.	3.125%	7/1/2050	593	390
	RTX Corp.	6.400%	3/15/2054	1,122	1,209
[4]	Ryder System Inc.	5.500%	6/1/2029	1,500	1,543
	Ryder System Inc.	4.300%	12/1/2030	730	718
[8]	Siemens Funding BV	5.900%	5/28/2065	1,930	1,967
[8]	TK Elevator US Newco Inc.	5.250%	7/15/2027	40	40
[8]	TopBuild Corp.	5.625%	1/31/2034	40	39
[8]	TransDigm Inc.	6.375%	3/1/2029	15	15
[8]	TransDigm Inc.	6.625%	3/1/2032	60	61
[8]	TransDigm Inc.	6.000%	1/15/2033	15	15
[8]	TransDigm Inc.	6.375%	5/31/2033	135	135
[8]	TransDigm Inc.	6.125%	7/31/2034	40	39
	Union Pacific Corp.	3.799%	4/6/2071	200	135
	United Airlines Holdings Inc.	4.875%	3/1/2029	35	34
	United Airlines Holdings Inc.	5.375%	3/1/2031	15	15
[8]	WESCO Distribution Inc.	5.250%	4/15/2031	20	20
[8]	WESCO Distribution Inc.	6.375%	3/15/2033	60	61
[8]	WESCO Distribution Inc.	5.500%	4/15/2034	20	20
					127,572
Materials (1.3%)
[8]	Alcoa Nederland Holding BV	6.125%	5/15/2028	60	60
[8]	Alumina Pty Ltd.	6.125%	3/15/2030	10	10
[8]	Alumina Pty Ltd.	6.375%	9/15/2032	65	67
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	2,445	2,460
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	1,920	1,940
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	400	361
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	1,625	1,645
[10]	Amcor UK Finance plc	3.750%	2/20/2033	700	781
	Amrize Finance US LLC	5.400%	4/7/2035	1,250	1,272
[8]	ARC Falcon I Inc.	9.750%	3/1/2033	170	163
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	20	18
[8]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	105	104
	Ball Corp.	6.000%	6/15/2029	10	10
	Ball Corp.	5.500%	9/15/2033	10	10
	Berry Global Inc.	5.650%	1/15/2034	1,699	1,738
[8]	Big River Steel LLC	6.625%	1/31/2029	120	120
[8]	Canpack SA	3.875%	11/15/2029	100	93
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	1,288	1,269
[4]	Cemex SAB de CV	5.125%	Perpetual	1,735	1,726
[8]	Chemours Co.	4.625%	11/15/2029	110	103
[8]	Chemours Co.	7.875%	3/15/2034	60	60
[8]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	187	179
[8]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	5	5
[8]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	35	34

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Commercial Metals Co.	5.750%	11/15/2033	50	50
[8]	Commercial Metals Co.	6.000%	12/15/2035	30	30
	CRH America Finance Inc.	4.400%	2/9/2031	13,416	13,236
	CRH America Finance Inc.	5.500%	1/9/2035	400	408
	CRH America Finance Inc.	5.000%	2/9/2036	4,699	4,609
	CRH SMW Finance DAC	5.125%	1/9/2030	2,285	2,323
	Crown Americas LLC	5.875%	6/1/2033	70	70
	Eastman Chemical Co.	4.500%	12/1/2028	185	185
[8]	Element Solutions Inc.	3.875%	9/1/2028	35	34
[8]	First Quantum Minerals Ltd.	7.250%	2/15/2034	40	41
	FMC Corp.	5.650%	5/18/2033	110	97
	FMC Corp.	8.450%	11/1/2055	70	45
	Freeport-McMoRan Inc.	5.450%	3/15/2043	800	757
[8]	Georgia-Pacific LLC	4.400%	6/30/2028	1,050	1,051
[6,8]	Glencore Funding LLC	5.200%	7/1/2033	5,750	5,748
[8]	Graphic Packaging International LLC	6.375%	7/15/2032	250	249
[8]	Hudbay Minerals Inc.	6.125%	4/1/2029	50	50
[10]	Linde plc	3.750%	6/4/2044	700	742
	LYB International Finance III LLC	4.200%	5/1/2050	650	458
[8]	Magnera Corp.	7.250%	11/15/2031	260	241
[8]	NOVA Chemicals Corp.	4.250%	5/15/2029	70	68
[8]	NOVA Chemicals Corp.	9.000%	2/15/2030	13	14
[8]	Novelis Corp.	4.750%	1/30/2030	10	9
[8]	Novelis Corp.	3.875%	8/15/2031	38	34
	Nutrien Ltd.	4.200%	4/1/2029	900	893
	Nutrien Ltd.	2.950%	5/13/2030	1,648	1,545
	Nutrien Ltd.	4.900%	6/1/2043	200	178
[8]	Olympus Water US Holding Corp.	7.250%	6/15/2031	40	39
[8]	Olympus Water US Holding Corp.	6.750%	8/1/2032	55	52
[8]	Olympus Water US Holding Corp.	7.250%	2/15/2033	135	129
[8]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	40	40
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	139	133
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	7	7
[8]	Qnity Electronics Inc.	5.750%	8/15/2032	80	80
[8]	Quikrete Holdings Inc.	6.375%	3/1/2032	41	42
[8]	Quikrete Holdings Inc.	6.750%	3/1/2033	150	152
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	500	301
	Rio Tinto Finance USA plc	5.000%	3/9/2033	541	550
[4]	Sherwin-Williams Co.	4.550%	3/1/2028	505	507
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	2,925	2,980
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	4,420	4,478
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	3,776	3,801
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	8,650	8,503
[8]	SNF Group SACA	3.125%	3/15/2027	65	65
	Steel Dynamics Inc.	4.000%	12/15/2028	3,130	3,099
	Steel Dynamics Inc.	5.250%	5/15/2035	700	701
	Suzano Austria GmbH	5.000%	1/15/2030	400	394
	Suzano Netherlands BV	5.500%	1/15/2036	475	458
[4]	Vale Overseas Ltd.	6.000%	2/25/2056	1,773	1,748
	WestRock MWV LLC	7.950%	2/15/2031	1,075	1,218
[8]	WR Grace Holdings LLC	5.625%	8/15/2029	30	28
[8]	WR Grace Holdings LLC	7.375%	3/1/2031	50	50
[8]	WR Grace Holdings LLC	6.625%	8/15/2032	3	3
[8]	WR Grace Holdings LLC	7.000%	8/1/2033	16	16
	WRKCo Inc.	4.000%	3/15/2028	1,100	1,094
	WRKCo Inc.	4.900%	3/15/2029	850	858
	WRKCo Inc.	4.200%	6/1/2032	600	576
					79,495
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	490	487
	American Homes 4 Rent LP	4.950%	6/15/2030	925	928
	American Homes 4 Rent LP	5.250%	3/15/2035	750	739
	American Tower Corp.	3.125%	1/15/2027	5	5
	Brandywine Operating Partnership LP	8.875%	4/12/2029	235	239
	Brandywine Operating Partnership LP	6.125%	1/15/2031	15	13
	Brixmor Operating Partnership LP	4.050%	7/1/2030	400	389
	Brixmor Operating Partnership LP	4.850%	2/15/2033	2,000	1,964
	COPT Defense Properties LP	4.500%	10/15/2030	675	666
	Crown Castle Inc.	3.800%	2/15/2028	1,700	1,677

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	4.800%	9/1/2028	1,500	1,508
	Crown Castle Inc.	3.300%	7/1/2030	1,180	1,107
	Crown Castle Inc.	2.250%	1/15/2031	2,750	2,432
	Crown Castle Inc.	2.500%	7/15/2031	725	639
[10]	Deutsche EuroShop AG	4.500%	10/15/2030	2,600	2,950
[4,10]	Deutsche Wohnen SE	1.300%	4/7/2041	100	71
[10]	Digital Euro Finco LLC	3.750%	1/15/2033	400	444
	Digital Realty Trust LP	3.700%	8/15/2027	625	618
[8]	EF Holdco	7.375%	9/30/2030	35	34
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	4,995	4,854
	Equinix Inc.	3.200%	11/18/2029	2,000	1,905
	Equinix Inc.	2.150%	7/15/2030	1,275	1,146
	ERP Operating LP	3.000%	7/1/2029	400	383
	ERP Operating LP	4.950%	6/15/2032	500	504
	Essex Portfolio LP	2.650%	3/15/2032	540	475
	Extra Space Storage LP	5.700%	4/1/2028	1,820	1,859
	Extra Space Storage LP	3.900%	4/1/2029	180	176
	Extra Space Storage LP	5.900%	1/15/2031	1,800	1,880
	Extra Space Storage LP	4.950%	1/15/2033	1,918	1,891
	Healthpeak OP LLC	3.500%	7/15/2029	500	483
	Highwoods Realty LP	2.600%	2/1/2031	648	574
	Host Hotels & Resorts LP	4.250%	12/15/2028	1,305	1,289
	Hudson Pacific Properties LP	3.950%	11/1/2027	33	31
	Hudson Pacific Properties LP	5.950%	2/15/2028	18	17
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	400	382
[8]	MPT Operating Partnership LP	8.500%	2/15/2032	105	107
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	698	670
	Prologis LP	5.000%	3/15/2034	205	205
	Prologis LP	5.250%	3/15/2054	800	745
	Realty Income Corp.	5.625%	10/13/2032	170	177
	Realty Income Corp.	5.125%	2/15/2034	300	302
	Realty Income Corp.	5.125%	4/15/2035	1,195	1,195
	Regency Centers LP	5.250%	1/15/2034	200	202
[8]	RHP Hotel Properties LP	6.500%	6/15/2033	20	20
[8]	RHP Hotel Properties LP	5.750%	3/15/2034	30	30
	Sabra Health Care LP	3.200%	12/1/2031	400	361
[8]	Service Properties Trust	0.000%	9/30/2027	45	41
	Service Properties Trust	5.500%	12/15/2027	10	10
	Simon Property Group LP	1.750%	2/1/2028	6	6
	Simon Property Group LP	3.800%	7/15/2050	241	178
[8]	Starwood Property Trust Inc.	3.625%	7/15/2026	30	30
[8]	Starwood Property Trust Inc.	6.000%	4/15/2030	20	20
[8]	Starwood Property Trust Inc.	6.500%	10/15/2030	35	36
	Ventas Realty LP	5.000%	2/15/2036	400	391
[10]	WP Carey Inc.	3.750%	5/10/2035	1,200	1,293
[8]	XHR LP	4.875%	6/1/2029	5	5
[8]	XHR LP	6.625%	5/15/2030	10	10
					40,793
Technology (3.3%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	700	696
[8]	Broadcom Inc.	4.000%	4/15/2029	400	396
	Broadcom Inc.	4.750%	4/15/2029	1,721	1,739
	Broadcom Inc.	5.050%	7/12/2029	1,600	1,633
	Broadcom Inc.	4.600%	7/15/2030	1,238	1,243
	Broadcom Inc.	4.600%	1/15/2033	6,673	6,575
	Broadcom Inc.	2.600%	2/15/2033	240	210
[8]	Broadcom Inc.	3.137%	11/15/2035	560	476
[8]	Broadcom Inc.	3.187%	11/15/2036	910	761
	Broadcom Inc.	5.700%	1/15/2056	4,107	4,080
[10]	Capgemini SE	2.375%	4/15/2032	400	424
	CDW LLC	5.100%	3/1/2030	160	160
[8]	Central Parent Inc.	7.250%	6/15/2029	60	43
[8]	Central Parent LLC	8.000%	6/15/2029	60	45
[8]	Cloud Software Group Inc.	6.500%	3/31/2029	130	127
[8]	Cloud Software Group Inc.	9.000%	9/30/2029	75	72
[8]	Cloud Software Group Inc.	8.250%	6/30/2032	55	52
	Dell Inc.	6.500%	4/15/2038	270	287
	Dell International LLC	5.250%	2/1/2028	1,600	1,621
	Dell International LLC	4.350%	2/1/2030	625	618

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	4.750%	10/6/2032	3,899	3,842
	Dell International LLC	5.400%	4/15/2034	585	590
[8]	Ellucian Holdings Inc.	6.500%	12/1/2029	15	15
[8]	Esab Corp.	6.250%	4/15/2029	70	71
[8]	Esab Corp.	5.625%	4/1/2031	50	50
[8]	Fair Isaac Corp.	4.000%	6/15/2028	150	146
[8]	Fair Isaac Corp.	6.000%	5/15/2033	60	59
[8]	Fair Isaac Corp.	6.250%	9/15/2034	90	88
	Fidelity National Information Services Inc.	4.800%	3/10/2031	1,830	1,815
	Fiserv Inc.	2.650%	6/1/2030	2,000	1,822
	Fiserv Inc.	4.400%	7/1/2049	1,192	901
[8]	Foundry JV Holdco LLC	6.150%	1/25/2032	4,514	4,718
[8]	Foundry JV Holdco LLC	5.900%	1/25/2033	19,180	19,743
[8]	Foundry JV Holdco LLC	6.100%	1/25/2036	9,512	9,810
[8]	Foundry JV Holdco LLC	6.200%	1/25/2037	6,200	6,411
[8]	Gen Digital Inc.	6.250%	4/1/2033	30	29
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	7,466	7,424
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	6,404	6,395
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,520	1,512
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	3,677	3,608
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	1,811	1,798
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	400	387
	Hewlett Packard Enterprise Co.	6.200%	10/15/2035	1,025	1,086
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	2,022	2,013
[8]	Imola Merger Corp.	4.750%	5/15/2029	60	58
	Intel Corp.	2.450%	11/15/2029	5,753	5,339
	Intel Corp.	5.125%	2/10/2030	5,240	5,308
	Intel Corp.	3.900%	3/25/2030	2,375	2,302
	Intel Corp.	5.000%	2/21/2031	1,045	1,053
	Intel Corp.	2.000%	8/12/2031	3,018	2,613
	Intel Corp.	4.150%	8/5/2032	4,950	4,718
	Intel Corp.	4.000%	12/15/2032	3,490	3,284
	Intel Corp.	5.200%	2/10/2033	2,868	2,890
	Intel Corp.	4.600%	3/25/2040	970	854
	Intel Corp.	4.800%	10/1/2041	705	617
	Intel Corp.	5.625%	2/10/2043	475	449
	Intel Corp.	4.100%	5/19/2046	1,450	1,087
	Intel Corp.	4.100%	5/11/2047	10	7
	Intel Corp.	3.734%	12/8/2047	2,559	1,789
	Intel Corp.	3.250%	11/15/2049	1,225	772
	Intel Corp.	3.050%	8/12/2051	945	572
	Intel Corp.	5.700%	2/10/2053	4,173	3,839
	Intel Corp.	5.600%	2/21/2054	3,774	3,460
	Intel Corp.	3.100%	2/15/2060	2,580	1,419
	Intel Corp.	3.200%	8/12/2061	925	516
	Intel Corp.	5.900%	2/10/2063	925	858
	International Business Machines Corp.	4.950%	2/3/2036	1,380	1,344
	International Business Machines Corp.	5.800%	2/3/2056	762	729
	Jabil Inc.	4.750%	2/1/2033	384	374
[8]	Kioxia Holdings Corp.	6.250%	7/24/2030	125	127
[8]	Kioxia Holdings Corp.	6.625%	7/24/2033	20	21
[8]	McAfee Corp.	7.375%	2/15/2030	236	195
	Micron Technology Inc.	5.800%	1/15/2035	650	692
	Moody's Corp.	2.750%	8/19/2041	430	303
	Motorola Solutions Inc.	5.200%	8/15/2032	2,590	2,627
	NXP BV	2.650%	2/15/2032	450	397
	Oracle Corp.	3.250%	11/15/2027	2,000	1,952
	Oracle Corp.	4.800%	8/3/2028	1,740	1,741
	Oracle Corp.	4.550%	2/4/2029	3,093	3,053
	Oracle Corp.	4.450%	9/26/2030	8,283	7,983
	Oracle Corp.	4.950%	2/4/2031	6,092	5,963
	Oracle Corp.	4.800%	9/26/2032	2,082	1,981
	Oracle Corp.	5.350%	5/4/2033	5,068	4,931
	Oracle Corp.	3.800%	11/15/2037	400	317
	Oracle Corp.	3.650%	3/25/2041	500	355
	Oracle Corp.	4.500%	7/8/2044	500	369
	Oracle Corp.	5.875%	9/26/2045	2,319	2,003
	Oracle Corp.	6.550%	2/4/2046	7,099	6,628
	Oracle Corp.	4.000%	7/15/2046	600	405
	Oracle Corp.	6.900%	11/9/2052	1,375	1,299

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	5.550%	2/6/2053	400	319
	Oracle Corp.	6.700%	2/4/2056	2,935	2,719
	Oracle Corp.	3.850%	4/1/2060	768	451
	Oracle Corp.	4.100%	3/25/2061	2,675	1,651
	Oracle Corp.	5.500%	9/27/2064	668	509
	Paychex Inc.	5.350%	4/15/2032	580	583
	QUALCOMM Inc.	4.300%	5/20/2047	410	333
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	10	10
[8]	Rocket Software Inc.	9.000%	11/28/2028	130	130
	S&P Global Inc.	2.950%	3/1/2029	880	847
	S&P Global Inc.	3.700%	3/1/2052	1,175	855
	Salesforce Inc.	4.650%	3/15/2029	9,000	9,017
	Salesforce Inc.	5.200%	3/15/2033	4,640	4,632
	Salesforce Inc.	5.550%	3/15/2036	3,190	3,180
[8]	SS&C Technologies Inc.	5.500%	9/30/2027	35	35
[4,10]	Teleperformance SE	4.250%	1/21/2030	500	572
[8]	UKG Inc.	6.875%	2/1/2031	45	44
	Workday Inc.	3.800%	4/1/2032	610	566
					211,637
Utilities (2.7%)
[4]	AEP Texas Inc.	5.200%	4/15/2036	3,330	3,277
	AEP Transmission Co. LLC	5.375%	6/15/2035	1,565	1,591
	AEP Transmission Co. LLC	3.800%	6/15/2049	240	177
	AEP Transmission Co. LLC	5.400%	3/15/2053	2,255	2,131
	Ameren Corp.	5.000%	1/15/2029	2,970	3,017
	American Electric Power Co. Inc.	5.625%	3/1/2033	500	517
[6]	American Water Capital Corp.	5.200%	4/1/2036	7,620	7,627
[4,10]	Amprion GmbH	4.000%	9/30/2040	300	329
[4]	Appalachian Power Co.	4.500%	3/1/2049	400	324
	Atmos Energy Corp.	4.125%	10/15/2044	875	724
	Atmos Energy Corp.	5.000%	12/15/2054	1,240	1,101
	Atmos Energy Corp.	5.450%	1/15/2056	400	382
[8]	California Buyer Ltd.	6.375%	2/15/2032	45	44
[4]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	1,820	1,784
	CenterPoint Energy Inc.	5.400%	6/1/2029	372	381
[8]	Clearway Energy Operating LLC	4.750%	3/15/2028	5	5
[8]	Clearway Energy Operating LLC	3.750%	2/15/2031	20	19
	Commonwealth Edison Co.	5.900%	3/15/2036	850	903
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	210	178
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	545	534
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	400	381
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	128	86
[8]	Constellation Energy Generation LLC	4.625%	2/1/2029	450	445
	Constellation Energy Generation LLC	4.400%	1/15/2031	2,160	2,134
	Consumers Energy Co.	5.050%	5/15/2035	994	999
	Consumers Energy Co.	3.500%	8/1/2051	730	517
	Dominion Energy Inc.	4.600%	5/15/2028	400	401
[4]	Dominion Energy Inc.	3.375%	4/1/2030	7,300	6,977
	Dominion Energy Inc.	5.000%	6/15/2030	1,260	1,278
	Dominion Energy Inc.	5.375%	11/15/2032	1,690	1,729
	Dominion Energy Inc.	5.450%	3/15/2035	1,193	1,204
[4]	Dominion Energy Inc.	5.950%	6/15/2035	360	375
[4]	Dominion Energy Inc.	3.300%	4/15/2041	400	297
	Dominion Energy Inc.	4.700%	12/1/2044	1,450	1,237
	DTE Electric Co.	5.250%	5/15/2035	560	568
[4]	DTE Electric Co.	4.850%	3/1/2036	3,840	3,768
[4]	DTE Electric Co.	3.650%	3/1/2052	400	290
[4]	DTE Electric Co.	5.550%	3/1/2056	2,170	2,098
[4]	DTE Energy Co.	3.400%	6/15/2029	400	387
	DTE Energy Co.	5.850%	6/1/2034	350	367
	Duke Energy Carolinas LLC	4.950%	1/15/2033	500	508
	Duke Energy Carolinas LLC	4.000%	9/30/2042	420	345
	Duke Energy Carolinas LLC	3.750%	6/1/2045	455	349
	Duke Energy Carolinas LLC	3.700%	12/1/2047	150	111
	Duke Energy Carolinas LLC	3.200%	8/15/2049	400	267
	Duke Energy Carolinas LLC	5.400%	1/15/2054	400	380
	Duke Energy Corp.	4.300%	3/15/2028	35	35
	Duke Energy Corp.	2.550%	6/15/2031	4,624	4,159
	Duke Energy Corp.	4.500%	8/15/2032	1,500	1,477

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	3.750%	9/1/2046	400	296
	Duke Energy Corp.	5.800%	6/15/2054	600	575
	Duke Energy Florida LLC	3.400%	10/1/2046	500	355
	Duke Energy Florida LLC	6.200%	11/15/2053	500	523
	Duke Energy Progress LLC	5.050%	3/15/2035	1,075	1,078
	Duke Energy Progress LLC	4.150%	12/1/2044	400	325
	Duke Energy Progress LLC	5.350%	3/15/2053	850	794
	Duke Energy Progress LLC	5.550%	3/15/2055	725	700
	Edison International	5.450%	6/15/2029	350	353
[4,11]	Engie SA	5.625%	4/3/2053	400	459
	Entergy Arkansas LLC	5.450%	6/1/2034	1,645	1,695
	Entergy Arkansas LLC	3.350%	6/15/2052	330	219
	Entergy Louisiana LLC	3.050%	6/1/2031	400	372
	Entergy Louisiana LLC	4.900%	4/15/2036	1,660	1,620
	Entergy Louisiana LLC	5.800%	3/15/2055	1,520	1,492
	Entergy Mississippi LLC	5.050%	4/15/2036	1,660	1,633
	Evergy Kansas Central Inc.	4.700%	3/13/2028	1,450	1,457
	Exelon Corp.	3.350%	3/15/2032	820	757
	Exelon Corp.	4.450%	4/15/2046	400	328
	Exelon Corp.	4.700%	4/15/2050	660	547
	Exelon Corp.	5.600%	3/15/2053	2,523	2,381
	Exelon Corp.	5.875%	3/15/2055	2,850	2,782
	FirstEnergy Corp.	2.650%	3/1/2030	532	493
[4]	FirstEnergy Corp.	3.400%	3/1/2050	500	334
[8]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	3,400	3,388
[8]	FirstEnergy Transmission LLC	2.866%	9/15/2028	1,298	1,248
	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,220	2,181
	Georgia Power Co.	5.250%	3/15/2034	1,395	1,425
	Georgia Power Co.	4.300%	3/15/2042	400	345
	Georgia Power Co.	5.125%	5/15/2052	420	383
[8]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	105	105
[8]	Jersey Central Power & Light Co.	4.150%	1/15/2029	320	318
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	2,040	2,030
	MidAmerican Energy Co.	5.850%	9/15/2054	820	822
	MidAmerican Energy Co.	5.300%	2/1/2055	300	278
	National Grid plc	5.418%	1/11/2034	650	663
	NiSource Inc.	5.250%	3/30/2028	900	914
	NiSource Inc.	5.200%	7/1/2029	360	367
	NiSource Inc.	5.400%	6/30/2033	480	492
	NiSource Inc.	5.350%	4/1/2034	1,179	1,200
	NiSource Inc.	4.800%	2/15/2044	1,450	1,265
	NiSource Inc.	4.375%	5/15/2047	150	121
	NiSource Inc.	5.000%	6/15/2052	500	432
	NiSource Inc.	5.850%	4/1/2055	2,070	2,009
	Northern States Power Co.	2.900%	3/1/2050	600	388
	Northern States Power Co.	5.100%	5/15/2053	900	818
[8]	NRG Energy Inc.	5.750%	7/15/2029	20	20
[8]	NRG Energy Inc.	5.750%	1/15/2034	60	59
[8]	NRG Energy Inc.	6.250%	11/1/2034	10	10
[8]	NRG Energy Inc.	6.000%	1/15/2036	75	74
	Pacific Gas & Electric Co.	6.100%	1/15/2029	3,638	3,765
	Pacific Gas & Electric Co.	5.550%	5/15/2029	1,370	1,402
	Pacific Gas & Electric Co.	5.200%	5/1/2036	3,310	3,227
	Pacific Gas & Electric Co.	4.500%	7/1/2040	678	579
	Pacific Gas & Electric Co.	3.300%	8/1/2040	525	393
	Pacific Gas & Electric Co.	4.950%	7/1/2050	400	332
	Pacific Gas & Electric Co.	6.150%	3/1/2055	975	944
	Pacific Gas & Electric Co.	6.000%	5/1/2056	1,800	1,711
[8]	Pattern Energy Operations LP	4.500%	8/15/2028	2	2
	Pinnacle West Capital Corp.	4.900%	5/15/2028	840	847
[8]	PSEG Power LLC	5.200%	5/15/2030	4,525	4,594
	Public Service Co. of Colorado	5.350%	5/15/2034	40	41
	Public Service Co. of Colorado	5.050%	6/15/2036	4,000	3,946
	Public Service Co. of Oklahoma	5.250%	1/15/2033	575	583
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,910	1,924
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	515	525
	San Diego Gas & Electric Co.	5.550%	4/15/2054	240	228
	Southern California Edison Co.	4.875%	2/1/2027	700	703
	Southern California Edison Co.	5.300%	3/1/2028	455	461
	Southern California Edison Co.	5.250%	3/15/2030	530	538

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	4.800%	3/15/2033	3,820	3,752
	Southern California Edison Co.	4.650%	10/1/2043	800	670
	Southern California Edison Co.	4.000%	4/1/2047	510	379
[4]	Southern California Edison Co.	4.125%	3/1/2048	100	75
	Southern Co.	5.200%	6/15/2033	1,750	1,768
	Southern Co.	5.700%	3/15/2034	1,494	1,550
	Southern Co.	4.850%	3/15/2035	420	409
	Southern Co.	4.400%	7/1/2046	1,825	1,506
[4]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	715	709
[4]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	500	439
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	1,020	1,036
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	1,040	1,026
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	310	315
[4]	Southern Power Co.	4.900%	10/1/2035	1,630	1,581
	Southwestern Electric Power Co.	5.300%	4/1/2033	3,820	3,879
	Southwestern Electric Power Co.	5.200%	4/1/2036	3,110	3,059
[4,11]	SW Finance I plc	1.625%	3/30/2027	312	396
[11]	SW Finance I plc	7.750%	10/31/2031	1,400	1,935
[4,11]	SW Finance I plc	6.875%	8/7/2032	600	808
[4,11]	SW Finance I plc	7.000%	4/16/2040	300	383
[8]	Talen Energy Supply LLC	6.250%	2/1/2034	65	65
[8]	Talen Energy Supply LLC	6.500%	2/1/2036	50	50
	Tampa Electric Co.	4.900%	3/1/2029	200	203
	Union Electric Co.	3.900%	4/1/2052	750	561
	Union Electric Co.	5.125%	3/15/2055	430	390
[4,11]	United Utilities Water Finance plc	5.125%	10/6/2038	800	943
[4,11]	United Utilities Water Finance plc	5.250%	1/22/2046	300	332
[10]	Veolia Environnement SA	1.625%	Perpetual	400	458
	Virginia Electric & Power Co.	5.000%	1/15/2034	1,575	1,572
	Virginia Electric & Power Co.	5.150%	3/15/2035	2,825	2,819
[4]	Virginia Electric & Power Co.	6.000%	1/15/2036	400	422
[4]	Virginia Electric & Power Co.	3.800%	9/15/2047	362	270
	Virginia Electric & Power Co.	2.450%	12/15/2050	2,030	1,134
	Virginia Electric & Power Co.	2.950%	11/15/2051	470	289
	Virginia Electric & Power Co.	5.450%	4/1/2053	1,580	1,479
	Virginia Electric & Power Co.	5.700%	8/15/2053	600	581
[4]	Virginia Electric & Power Co.	5.600%	9/15/2055	1,600	1,523
[8]	Vistra Operations Co. LLC	5.625%	2/15/2027	50	50
[8]	Vistra Operations Co. LLC	4.300%	10/15/2028	3,940	3,897
	Xcel Energy Inc.	2.600%	12/1/2029	400	374
	Xcel Energy Inc.	6.500%	7/1/2036	400	431
[8]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	50	49
[8]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	205	212
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	60	63
[11]	Yorkshire Water Finance plc	1.750%	11/26/2026	805	1,041
[4,11]	Yorkshire Water Finance plc	5.500%	4/28/2035	300	372
[4,11]	Yorkshire Water Finance plc	6.625%	7/22/2040	800	1,027
[4,11]	Yorkshire Water Finance plc	2.750%	4/18/2041	500	409
					174,573
Total Corporate Bonds (Cost $2,059,347)					2,032,728
Floating Rate Loan Interests (0.0%)
[7]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.918%	9/19/2030	25	24
[7]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	1/15/2031	10	10
[7]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.950%	9/13/2032	10	10
[7]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/10/2031	10	10
[7]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	15	15
[7]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.918%	10/28/2032	15	15
[7]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.168%	5/6/2030	5	5
[7]	Dayforce Bidco LLC First Lien Initial Term Loan, TSFR3M + 3.000%	6.661%	2/4/2033	25	24
[7]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	50	49
[7]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.918%	1/26/2033	15	15
[7]	Hologic Inc. First Lien Term Loan B, TSFR12M + 2.250%	5.755%	1/14/2033	155	153
[7]	Light & Wonder International Inc. First Lien Term Loan B-3, TSFR1M + 2.000%	5.675%	4/16/2029	10	10
[7]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.421%	1/28/2031	5	5

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	65	64
[7,10]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	45	51
[7]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	35	35
[7]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR1M + 2.000%	5.668%	10/29/2032	25	25
[7]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.418%	11/28/2028	46	45
[7]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.670%	7/9/2032	55	55
[7]	TKO Worldwide Holdings LLC First Lien Term Loan B-5, TSFR3M + 2.000%	5.664%	11/21/2031	15	15
[7]	TransDigm Inc. First Lien Term Loan N, TSFR3M + 2.500%	6.160%	2/14/2033	10	10
[7]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.161%	1/30/2031	15	15
Total Floating Rate Loan Interests (Cost $664)					660
Sovereign Bonds (10.8%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	530	537
[10]	Adif Alta Velocidad	3.125%	1/31/2030	4,200	4,847
[10]	Adif Alta Velocidad	3.625%	4/30/2035	5,200	5,969
[4]	Agence Francaise de Developpement	4.125%	2/4/2031	25,200	24,985
[4,10]	Arab Republic of Egypt	4.750%	4/16/2026	1,055	1,214
[4]	Arab Republic of Egypt	7.500%	1/31/2027	5,045	5,072
[4]	Argentine Republic	1.000%	7/9/2029	2,962	2,595
[4]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	2,645	2,658
[4,10,13]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	116	137
[4]	Bermuda	3.717%	1/25/2027	2,438	2,418
[4]	Bermuda	4.750%	2/15/2029	320	321
[10]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	13,900	15,864
[4,8]	Caisse d'Amortissement de la Dette Sociale	4.000%	2/12/2031	12,668	12,541
[4,8]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,514	1,579
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,038	1,084
[4,8]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	20,262	20,117
[4]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	24,309	24,156
[4,8]	Central American Bank for Economic Integration	3.750%	1/22/2029	19,460	19,289
[10]	City of Madrid Spain	3.360%	10/31/2035	11,720	13,220
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	805	812
	Corp. Andina de Fomento	4.625%	1/15/2036	22,408	22,154
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	8,898	8,798
[4]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	370	347
[4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	1,317	1,346
[4]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	1,748	1,819
[4]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	1,177	1,183
[4]	Dominican Republic	5.950%	1/25/2027	8,876	8,920
[4]	Dominican Republic	6.000%	7/19/2028	4,900	4,935
[4]	Dominican Republic	5.500%	2/22/2029	2,211	2,193
[4]	Dominican Republic	4.500%	1/30/2030	1,853	1,761
[4]	Dominican Republic	7.050%	2/3/2031	5,034	5,208
[4]	Dominican Republic	4.875%	9/23/2032	1,400	1,290
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	7,323	7,351
	Ecopetrol SA	8.625%	1/19/2029	172	182
[4]	Empresa Nacional del Petroleo	5.250%	11/6/2029	1,103	1,105
[14]	Eskom Holdings	4.314%	7/23/2027	18,000	17,698
[4,10]	European Union	2.750%	12/13/2032	4,595	5,201
[4,10]	European Union	3.750%	10/12/2045	3,985	4,473
[4,10]	European Union	0.300%	11/4/2050	7,180	3,718
[4,10]	European Union	0.700%	7/6/2051	10,797	6,032
[8,10]	Hellenic Republic	3.375%	6/16/2036	8,934	9,922
[8,10]	Hellenic Republic	4.375%	7/18/2038	1,868	2,236
[10]	Hellenic Republic	4.200%	1/30/2042	1,140	1,320
[8,10]	Hellenic Republic	4.125%	6/15/2054	1,959	2,145
[4,15]	Japan	0.400%	3/20/2050	2,684,000	8,401
[4,10]	Junta de Andalucia	3.450%	4/30/2036	11,826	13,486
[4]	Kingdom of Belgium	4.875%	6/10/2055	388	345
[4]	Kingdom of Morocco	2.375%	12/15/2027	1,700	1,633
[4]	Kingdom of Morocco	3.000%	12/15/2032	475	408
[4]	Kingdom of Morocco	4.000%	12/15/2050	500	343
[4]	Kingdom of Saudi Arabia	4.750%	1/18/2028	5,870	5,876
[8,10]	Kingdom of Spain	3.950%	10/31/2056	3,418	3,816
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	237	241
	KSA Sukuk Ltd.	5.250%	6/4/2027	540	544

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	963	952
[4,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	4,806	4,862
[4]	OCP SA	6.100%	4/30/2030	3,479	3,536
[4]	OCP SA	6.700%	3/1/2036	2,000	2,054
[4]	Oman Government Bond	4.750%	6/15/2026	15,346	15,337
[4]	Oman Government Bond	5.375%	3/8/2027	13,382	13,440
[4]	Oman Government Bond	6.750%	10/28/2027	5,511	5,663
[4]	Oriental Republic of Uruguay	4.375%	10/27/2027	1,333	1,337
	Oriental Republic of Uruguay	7.875%	1/15/2033	5,300	6,190
[4,8]	Paraguay Government Bond	4.950%	4/28/2031	789	786
[4]	Paraguay Government Bond	4.950%	4/28/2031	1,710	1,703
[4,8]	Pertamina Persero PT	3.100%	8/27/2030	135	124
[4]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	3,676	3,656
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	425	421
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	3,639	3,668
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.375%	1/25/2029	1,250	1,258
	Petroleos Mexicanos	6.500%	3/13/2027	1,288	1,300
	Petroleos Mexicanos	6.500%	1/23/2029	2,000	2,004
	Petroleos Mexicanos	8.750%	6/2/2029	6,323	6,648
[4,8,10]	Portuguese Republic	3.625%	6/12/2054	5,449	5,903
[10]	Province of Manitoba	3.350%	2/4/2036	6,951	7,863
[10]	Queensland Treasury Corp.	3.250%	5/21/2035	6,260	7,112
[4]	Republic of Chile	2.750%	1/31/2027	8,219	8,108
[4]	Republic of Chile	3.240%	2/6/2028	10,655	10,442
[4]	Republic of Chile	4.850%	1/22/2029	2,000	2,023
[4]	Republic of Chile	2.450%	1/31/2031	2,888	2,637
[4]	Republic of Chile	2.550%	1/27/2032	3,883	3,435
[4,10]	Republic of Cyprus	3.250%	1/28/2036	19,541	21,952
[4]	Republic of Ecuador	0.000%	7/31/2030	2,124	1,776
[4]	Republic of Guatemala	4.375%	6/5/2027	1,700	1,684
[4]	Republic of Guatemala	4.900%	6/1/2030	1,500	1,476
[4]	Republic of Guatemala	7.050%	10/4/2032	1,022	1,093
[4]	Republic of Hungary	6.125%	5/22/2028	9,500	9,717
[4]	Republic of Hungary	5.250%	6/16/2029	2,000	2,005
[4]	Republic of Hungary	6.250%	9/22/2032	2,720	2,835
[10]	Republic of Hungary	4.250%	5/26/2033	2,730	3,107
[4,10]	Republic of Hungary	5.375%	9/12/2033	1,200	1,455
[4,8]	Republic of Hungary	6.000%	9/26/2035	6,895	6,989
[4]	Republic of Hungary	6.750%	9/23/2055	4,000	4,069
[10]	Republic of Iceland	2.625%	5/27/2030	7,571	8,575
[4]	Republic of Indonesia	5.250%	1/15/2030	1,500	1,519
	Republic of Indonesia	2.850%	2/14/2030	1,000	929
[4]	Republic of Indonesia	4.850%	1/11/2033	3,500	3,434
[10]	Republic of Indonesia	1.100%	3/12/2033	1,350	1,253
[10]	Republic of Indonesia	3.750%	10/16/2033	2,730	3,008
[10]	Republic of Indonesia	4.100%	3/4/2034	2,026	2,250
[4,8]	Republic of Kazakhstan	4.412%	10/28/2030	2,000	1,957
[4]	Republic of Kazakhstan	4.412%	10/28/2030	1,920	1,879
[4,10]	Republic of Lithuania	3.625%	3/10/2036	1,044	1,177
	Republic of Panama	8.875%	9/30/2027	1,114	1,182
[4]	Republic of Panama	3.875%	3/17/2028	2,630	2,586
[4]	Republic of Panama	3.160%	1/23/2030	1,500	1,404
[4]	Republic of Panama	2.252%	9/29/2032	1,946	1,599
[4]	Republic of Panama	5.227%	2/23/2034	3,276	3,173
[4]	Republic of Paraguay	5.000%	4/15/2026	340	340
	Republic of Peru	2.844%	6/20/2030	193	179
[4]	Republic of Peru	2.783%	1/23/2031	7,474	6,819
[4,10]	Republic of Romania	2.124%	7/16/2031	1,000	993
[4]	Republic of Romania	6.375%	1/30/2034	196	195
[4,8]	Republic of Romania	5.750%	7/4/2036	2,369	2,196
[4]	Republic of South Africa	4.850%	9/30/2029	352	345
	Republic of the Philippines	3.229%	3/29/2027	671	665
	Republic of the Philippines	5.170%	10/13/2027	200	202
	Republic of the Philippines	1.950%	1/6/2032	370	316
	Republic of the Philippines	5.609%	4/13/2033	2,000	2,061
	Republic of the Philippines	5.250%	5/14/2034	200	200
[4]	Republic of Turkiye	5.950%	1/15/2031	1,008	971
[4]	Republic of Turkiye	7.125%	2/12/2032	494	495
	Republic of Turkiye	6.300%	3/14/2033	3,230	3,058
[4]	Republic of Turkiye	4.875%	4/16/2043	223	156

Core Bond ETF
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8,10]	Republic of Uzbekistan Bond		5.375%	5/29/2027	7,630	8,881
[4,10]	Republic of Uzbekistan Bond		5.100%	2/25/2029	5,960	6,901
[4,8]	Saudi Arabian Oil Co.		4.375%	2/2/2031	7,200	6,990
[4,10]	Serbia International Bond		3.125%	5/15/2027	4,234	4,838
[4,10]	Serbia International Bond		1.500%	6/26/2029	2,260	2,383
[4]	Serbia International Bond		2.125%	12/1/2030	1,604	1,383
	Sharjah Sukuk Program Ltd.		2.942%	6/10/2027	1,211	1,171
[10]	Slovakia Government Bond		3.750%	2/27/2040	7,552	8,373
[10]	Slovakia Government Bond		4.125%	2/19/2046	9,290	10,489
[4,10]	State of Israel		5.000%	10/30/2026	3,429	3,997
[4,10]	State of Israel		1.500%	1/18/2027	340	387
[4]	State of Israel		5.375%	3/12/2029	4,548	4,608
[4]	State of Israel		5.375%	2/19/2030	1,360	1,380
[4]	State of Israel		4.500%	1/13/2031	4,511	4,419
[10]	Treasury Corp. of Victoria		3.625%	9/29/2040	8,936	10,115
	United Mexican States		4.150%	3/28/2027	1,200	1,198
[4]	United Mexican States		6.000%	5/13/2030	2,576	2,657
[4]	United Mexican States		4.750%	3/22/2031	10,000	9,756
[4]	United Mexican States		2.659%	5/24/2031	370	327
[4]	United Mexican States		5.850%	7/2/2032	29,454	29,766
[4]	United Mexican States		5.375%	3/22/2033	9,243	9,019
[4]	United Mexican States		4.875%	5/19/2033	150	142
[4]	United Mexican States		5.625%	2/9/2034	2,200	2,155
[10]	United Mexican States		5.125%	3/19/2038	983	1,095
[4]	United Mexican States		6.750%	2/9/2056	7,570	7,326
[4]	United Mexican States		3.771%	5/24/2061	553	329
Total Sovereign Bonds (Cost $698,811)						691,666
Taxable Municipal Bonds (0.0%)
	Los Angeles CA Department of Water & Power Revenue (Cost $1,881)		6.574%	7/1/2045	1,835	1,944
					Shares
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[17]	Vanguard Market Liquidity Fund (Cost $117,529)		3.687%		1,175,403	117,529
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	52,110	188
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.050% Annually	GSI	6/17/2026	3.050%	167,670	205
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.091% Annually	MSBNA	4/6/2026	3.091%	66,340	1
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	54,850	140
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.391% Annually	MSBNA	4/6/2026	3.391%	66,340	10
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	22,900	597
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	6,140	38
						1,179
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	31,600	258
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	28,470	214
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	30,060	286

Core Bond ETF
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.850% Annually	GSI	6/17/2026	3.850%	167,670	318
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	BNPSW	5/13/2026	3.500%	26,810	262
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.690% Annually	BNPSW	4/8/2026	3.690%	42,940	71
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.144% Annually	JPMC	2/2/2028	5.144%	18,070	199
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	15,300	—
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	14,400	—
					1,608
Total Options Purchased (Cost $2,903)					2,787
Total Investments (100.3%) (Cost $6,488,624)					6,439,577
Other Assets and Liabilities—Net (-0.3%)					(19,415)
Net Assets (100%)					6,420,162
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $470 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $11,152 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $15,216 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $893,153, representing 13.9% of net assets.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Payment-in-kind (PIK) security which may pay interest as additional principal.
13	Guaranteed by the Republic of Poland.
14	Guaranteed by the Republic of South Africa.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Republic of Hungary.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Core Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	83,376	(91)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	54,850	(64)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.241% Annually	MSBNA	4/6/2026	3.241%	132,680	(4)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.400% Annually	GSI	6/17/2026	3.400%	167,670	(449)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.144% Annually	JPMC	2/2/2028	3.144%	18,070	(222)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	19,200	(858)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	6,140	(149)
					(1,837)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.400% Annually	GSI	6/17/2026	3.400%	167,670	(1,054)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	63,210	(338)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	56,940	(297)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	30,060	(224)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	30,060	(174)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.460% Annually	BNPSW	4/8/2026	3.460%	21,470	(175)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	5/13/2026	3.700%	26,810	(129)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	BNPSW	5/13/2026	3.800%	26,810	(87)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	15,300	—
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	14,400	—
					(2,478)
Total Options Written (Premiums Received $3,815)					(4,315)
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	3,136	650,549	(3,079)
5-Year U.S. Treasury Note	June 2026	2,250	243,404	(1,492)
Euro-Bobl	June 2026	135	18,012	(254)
Euro-Bund	June 2026	179	25,943	(1)
Long U.S. Treasury Bond	June 2026	1,118	127,312	(3,333)
Ultra Long U.S. Treasury Bond	June 2026	360	41,963	(488)
				(8,647)

Short Futures Contracts
10-Year Government of Canada Bond	June 2026	(256)	(22,085)	162
10-Year Japanese Government Bond	June 2026	(79)	(64,866)	821

Core Bond ETF
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	June 2026	(357)	(39,644)	(279)
Euro-BTP	June 2026	(383)	(51,476)	950
Euro-Buxl	June 2026	(336)	(42,821)	624
Euro-OAT	June 2026	(335)	(45,958)	697
Euro-Schatz	June 2026	(676)	(82,628)	56
Long Gilt	June 2026	(37)	(4,299)	214
Mini 10-Year Japanese Government Bond	June 2026	(49)	(4,028)	46
Ultra 10-Year U.S. Treasury Note	June 2026	(967)	(109,770)	1,021
				4,312
				(4,335)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	27,871	USD	32,270	58	—
State Street Bank & Trust Co.	6/17/2026	EUR	13,014	USD	15,003	90	—
State Street Bank & Trust Co.	6/17/2026	EUR	12,318	USD	14,316	—	(29)
Toronto-Dominion Bank	6/17/2026	EUR	9,913	USD	11,393	106	—
Barclays Bank plc	6/17/2026	EUR	2,260	USD	2,614	8	—
Wells Fargo Bank N.A.	6/17/2026	GBP	6,964	USD	9,319	—	(103)
Toronto-Dominion Bank	6/17/2026	GBP	6,482	USD	8,693	—	(115)
State Street Bank & Trust Co.	6/17/2026	GBP	878	USD	1,166	—	(5)
State Street Bank & Trust Co.	6/17/2026	JPY	93,228	USD	588	3	—
Toronto-Dominion Bank	6/17/2026	JPY	77,462	USD	490	1	—
JPMorgan Chase Bank, N.A.	6/17/2026	JPY	65,117	USD	412	1	—
State Street Bank & Trust Co.	6/17/2026	USD	250	AUD	348	10	—
Toronto-Dominion Bank	6/17/2026	USD	150	CAD	206	2	—
Wells Fargo Bank N.A.	6/17/2026	USD	92	CAD	125	1	—
State Street Bank & Trust Co.	6/17/2026	USD	69	CAD	93	2	—
Barclays Bank plc	6/17/2026	USD	11	CAD	15	—	—
Wells Fargo Bank N.A.	6/17/2026	USD	117,375	EUR	101,379	—	(216)
Toronto-Dominion Bank	6/17/2026	USD	113,040	EUR	97,039	482	—
State Street Bank & Trust Co.	6/17/2026	USD	58,030	EUR	50,125	—	(112)
UBS AG	6/17/2026	USD	57,919	EUR	49,878	64	—
HSBC Bank plc	6/17/2026	USD	36,812	EUR	31,669	79	—
Wells Fargo Bank N.A.	6/17/2026	USD	7,082	EUR	6,049	65	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	579	EUR	500	—	(1)
Barclays Bank plc	6/17/2026	USD	433	EUR	373	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	313	EUR	269	—	—
State Street Bank & Trust Co.	6/17/2026	USD	116	EUR	100	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	35,889	GBP	26,656	615	—
State Street Bank & Trust Co.	6/17/2026	USD	1,185	GBP	887	11	—
HSBC Bank plc	6/17/2026	EUR	344	GBP	300	3	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	29	HUF	10,000	—	(1)
UBS AG	6/17/2026	USD	14	HUF	4,500	—	—
JPMorgan Chase Bank, N.A.	4/2/2026	USD	14	HUF	4,593	—	—
UBS AG	6/17/2026	USD	12	HUF	4,000	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	9,864	JPY	1,549,465	37	—
State Street Bank & Trust Co.	6/17/2026	USD	183	JPY	28,646	1	—

Core Bond ETF
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Wells Fargo Bank N.A.	6/17/2026	USD	180	JPY	28,575	—	(1)
Barclays Bank plc	6/17/2026	USD	240	MXN	4,327	1	—
						1,640	(583)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/20/2030	USD	42,318	1.000	769	9
CDX-NA-IG-S46-V1	6/20/2031	USD	97,172	1.000	1,700	85
Republic of South Africa	6/20/2031	USD	221	1.000	(10)	(1)
Republic of Turkiye	6/20/2031	USD	3,466	1.000	(309)	(24)
						69

Credit Protection Purchased
United Mexican States	6/20/2031	USD	4,460	(1.000)	20	5
						74
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/20/2027	BANA	2,463	1.000	(18)	(36)	18	—
Stellantis NV/Baa3	12/20/2030	JPMC	400[2]	5.000	63	67	—	(4)
					45	31	18	(4)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	2,000[2]	(1.000)	(34)	(36)	2	—
					11	(5)	20	(4)
1 Periodic premium received/(paid) quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $2,764 in connection with open forward currency contracts and over-the-counter swap contracts.

Core Bond ETF
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/20/2027	N/A	90,000[1]	3.440[2]	(3.680)[3]	(241)	(240)
6/16/2027	N/A	3,933,110[4]	0.727[5]	(0.906)[2]	5	5
2/20/2028	N/A	45,000[1]	3.680[3]	(3.280)[2]	312	312
3/15/2028	7/6/2026[6]	226,300[1]	0.000[3]	(3.157)[2]	1,639	1,586
6/20/2029	6/17/2026[6]	40,151[7]	2.768[8]	(0.000)[9]	(66)	(66)
6/20/2029	6/17/2026[6]	35,250[7]	2.542[8]	(0.000)[9]	(222)	(243)
8/31/2030	7/6/2026[6]	97,000[1]	0.000[3]	(3.252)[2]	1,205	1,249
8/31/2030	7/6/2026[6]	16,300[1]	0.000[3]	(3.309)[2]	166	166
4/10/2031	4/10/2026[6]	4,580[1]	0.000[3]	(3.613)[2]	—	—
6/18/2031	6/17/2026[6]	17,450[10]	2.274[2]	(0.000)[11]	(315)	(311)
6/18/2031	6/17/2026[6]	6,960[10]	2.317[2]	(0.000)[11]	(109)	(109)
6/18/2031	6/17/2026[6]	4,690[10]	2.508[2]	(0.000)[11]	(25)	(25)
4/2/2032	4/2/2027[6]	16,100[1]	3.650[2]	(0.000)[3]	—	—
11/15/2035	6/30/2026[6]	23,100[1]	0.000[3]	(3.572)[2]	486	481
11/15/2035	6/30/2026[6]	8,100[1]	0.000[3]	(3.682)[2]	101	101
11/15/2035	6/30/2026[6]	8,100[1]	0.000[3]	(3.892)[2]	(33)	(33)
3/19/2036	3/19/2031[6]	1,654,925[12]	7.085[2]	(0.000)[13]	2	2
4/2/2036	4/2/2026[6]	14,930[1]	0.000[3]	(3.855)[2]	—	—
4/2/2037	4/2/2027[6]	8,890[1]	0.000[3]	(3.924)[2]	—	—
2/4/2038	2/4/2028[6]	5,770[1]	4.144[2]	(0.000)[3]	54	54
3/13/2038	3/13/2028[6]	1,390[1]	3.859[2]	(0.000)[3]	(19)	(19)
10/18/2040	10/18/2030[6]	9,200[1]	0.000[3]	(4.100)[2]	160	160
1/22/2041	1/22/2031[6]	1,620[1]	4.517[2]	(0.000)[3]	15	15
10/18/2045	10/18/2035[6]	10,200[1]	4.358[2]	(0.000)[3]	(157)	(158)
1/22/2046	1/22/2036[6]	1,990[1]	0.000[3]	(4.781)[2]	(15)	(15)
4/2/2046	4/2/2026[6]	18,450[1]	4.147[2]	(0.000)[3]	—	—
4/2/2056	4/2/2026[6]	7,300[1]	0.000[3]	(4.111)[2]	—	—
					2,943	2,912
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Canadian dollar.
8 Interest payment received/(paid) semi-annually.
9 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
10 Notional amount denominated in euro.
11 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
12 Notional amount denominated in Hungarian forint.
13 Based on 6 Month Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
See accompanying Notes, which are an integral part of the Financial Statements.

Core Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,371,095)	6,322,048
Affiliated Issuers (Cost $117,529)	117,529
Total Investments in Securities	6,439,577
Investment in Vanguard	144
Cash	200
Foreign Currency, at Value (Cost $1,753)	1,756
Receivables for Investment Securities Sold	1,257,596
Receivables for Accrued Income	52,435
Receivables for Capital Shares Issued	7,973
Swap Premiums Paid	67
Variation Margin Receivable—Centrally Cleared Swap Contracts	155
Unrealized Appreciation—Forward Currency Contracts	1,640
Unrealized Appreciation—Over-the-Counter Swap Contracts	20
Total Assets	7,761,563
Liabilities
Payables for Investment Securities Purchased	1,335,684
Payables to Vanguard	277
Options Written, at Value (Premiums Received $3,815)	4,315
Swap Premiums Received	72
Variation Margin Payable—Futures Contracts	466
Unrealized Depreciation—Forward Currency Contracts	583
Unrealized Depreciation—Over-the-Counter Swap Contracts	4
Total Liabilities	1,341,401
Net Assets	6,420,162
At March 31, 2026, net assets consisted of:

Paid-in Capital	6,444,491
Total Distributable Earnings (Loss)	(24,329)
Net Assets	6,420,162
Net Assets
Applicable to 83,095,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,420,162
Net Asset Value Per Share	$77.26
See accompanying Notes, which are an integral part of the Financial Statements.

Core Bond ETF
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	120,340
Total Income	120,340
Expenses
The Vanguard Group—Note C
Investment Advisory Services	775
Management and Administrative	1,579
Marketing and Distribution	135
Custodian Fees	53
Shareholders’ Reports	53
Trustees’ Fees and Expenses	2
Other Expenses	17
Total Expenses	2,614
Net Investment Income	117,726
Realized Net Gain (Loss)
Investment Securities Sold[1]	16,112
Futures Contracts	(5,458)
Options Purchased	(2,915)
Options Written	1,971
Swap Contracts	(88)
Forward Currency Contracts	9,756
Foreign Currencies	79
Realized Net Gain (Loss)	19,457
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(103,385)
Futures Contracts	(3,484)
Options Purchased	489
Options Written	(691)
Swap Contracts	3,088
Forward Currency Contracts	408
Foreign Currencies	(109)
Change in Unrealized Appreciation (Depreciation)	(103,684)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,499
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,379, ($5), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Core Bond ETF
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	117,726	111,982
Realized Net Gain (Loss)	19,457	(10,224)
Change in Unrealized Appreciation (Depreciation)	(103,684)	40,958
Net Increase (Decrease) in Net Assets Resulting from Operations	33,499	142,716
Distributions
Total Distributions	(115,525)	(102,037)
Capital Share Transactions
Issued	2,388,099	2,903,654
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	2,388,099	2,903,654
Total Increase (Decrease)	2,306,073	2,944,333
Net Assets
Beginning of Period	4,114,089	1,169,756
End of Period	6,420,162	4,114,089
See accompanying Notes, which are an integral part of the Financial Statements.

Core Bond ETF
Financial Highlights
	Six Months Ended March 31, 2026	Year Ended September 30, 2025	December 12, 2023[1] to September 30, 2024
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$78.30	$79.04	$75.00
Investment Operations
Net Investment Income[2]	1.756	3.595	2.807
Net Realized and Unrealized Gain (Loss) on Investments	(1.000)	(.903)	3.403
Total from Investment Operations	.756	2.692	6.210
Distributions
Dividends from Net Investment Income	(1.722)	(3.324)	(2.170)
Distributions from Realized Capital Gains	(.074)	(.108)	—
Total Distributions	(1.796)	(3.432)	(2.170)
Net Asset Value, End of Period	$77.26	$78.30	$79.04
Total Return	0.96%	3.58%	8.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,420	$4,114	$1,170
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	4.51%	4.67%	4.54%[3]
Portfolio Turnover Rate[4,5]	175%	426%	426%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Includes 25%, 57%, and 82%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Core Bond ETF
Notes to Financial Statements
Vanguard Core Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2026, counterparties had deposited in segregated accounts securities with a value of $106,000 and cash of $430,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in

Core Bond ETF
such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 16% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting

Core Bond ETF
arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented 9% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Core Bond ETF
During the six months ended March 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 11% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $144,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Core Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,926,037	—	2,926,037
Asset-Backed/Commercial Mortgage-Backed Securities	—	660,916	5,310	666,226
Corporate Bonds	—	2,032,728	—	2,032,728
Floating Rate Loan Interests	—	660	—	660
Sovereign Bonds	—	691,666	—	691,666
Taxable Municipal Bonds	—	1,944	—	1,944
Temporary Cash Investments	117,529	—	—	117,529
Options Purchased	—	2,787	—	2,787
Total	117,529	6,316,738	5,310	6,439,577

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,591	—	—	4,591
Forward Currency Contracts	—	1,640	—	1,640
Swap Contracts[1]	—	4,250	—	4,250
Total	4,591	5,890	—	10,481
Liabilities
Options Written	—	(4,315)	—	(4,315)
Futures Contracts[1]	(8,926)	—	—	(8,926)
Forward Currency Contracts	—	(583)	—	(583)
Swap Contracts[1]	—	(1,248)	—	(1,248)
Total	(8,926)	(6,146)	—	(15,072)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	2,787	—	—	2,787
Swap Premiums Paid	—	—	67	67
Unrealized Appreciation—Futures Contracts[1]	4,591	—	—	4,591
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	4,131	—	99	4,230
Unrealized Appreciation—Forward Currency Contracts	—	1,640	—	1,640
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	20	20
Total Assets	11,509	1,640	186	13,335

Options Written, at Value	(4,315)	—	—	(4,315)
Swap Premiums Received	—	—	(72)	(72)
Unrealized Depreciation—Futures Contracts[1]	(8,926)	—	—	(8,926)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(1,219)	—	(25)	(1,244)
Unrealized Depreciation—Forward Currency Contracts	—	(583)	—	(583)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(4)	(4)
Total Liabilities	(14,460)	(583)	(101)	(15,144)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Core Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(5,458)	—	—	(5,458)
Options Purchased	(2,915)	—	—	(2,915)
Options Written	1,971	—	—	1,971
Swap Contracts	(127)	—	39	(88)
Forward Currency Contracts	—	9,756	—	9,756
Realized Net Gain (Loss) on Derivatives	(6,529)	9,756	39	3,266

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,484)	—	—	(3,484)
Options Purchased	489	—	—	489
Options Written	(691)	—	—	(691)
Swap Contracts	3,023	—	65	3,088
Forward Currency Contracts	—	408	—	408
Change in Unrealized Appreciation (Depreciation) on Derivatives	(663)	408	65	(190)
F.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,491,129
Gross Unrealized Appreciation	33,441
Gross Unrealized Depreciation	(89,589)
Net Unrealized Appreciation (Depreciation)	(56,148)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $299,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2026, the fund purchased $2,224,399,000 of investment securities and sold $1,576,155,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,696,238,000 and $7,310,896,000, respectively. In addition, the fund purchased and sold investment securities of $1,242,712,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	30,550	37,745
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	30,550	37,745
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.

Core Bond ETF
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2026, one shareholder was the record or beneficial owner of 52% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0232 052026

Financial Statements
For the six-months ended March 31, 2026
Vanguard Core-Plus Bond ETF

Contents
Financial Statements	1

Core-Plus Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (39.5%)
U.S. Government Securities (14.5%)
[1]	United States Treasury Note/Bond	3.750%	6/30/2027	20,256	20,240
	United States Treasury Note/Bond	3.875%	3/31/2028	1,200	1,202
	United States Treasury Note/Bond	3.625%	8/15/2028	6,000	5,975
	United States Treasury Note/Bond	3.375%	9/15/2028	6,007	5,945
	United States Treasury Note/Bond	3.500%	10/15/2028	4,100	4,068
	United States Treasury Note/Bond	4.000%	1/31/2029	4,157	4,176
	United States Treasury Note/Bond	3.500%	3/15/2029	1,200	1,190
	United States Treasury Note/Bond	4.125%	3/31/2029	2,200	2,218
	United States Treasury Note/Bond	4.625%	4/30/2029	9,161	9,368
	United States Treasury Note/Bond	2.750%	5/31/2029	2,162	2,092
	United States Treasury Note/Bond	4.500%	5/31/2029	6,027	6,144
	United States Treasury Note/Bond	4.250%	6/30/2029	4,405	4,460
	United States Treasury Note/Bond	3.125%	8/31/2029	2,700	2,637
	United States Treasury Note/Bond	3.875%	9/30/2029	3,800	3,801
	United States Treasury Note/Bond	4.000%	10/31/2029	7,174	7,203
	United States Treasury Note/Bond	4.250%	1/31/2030	2,000	2,026
	United States Treasury Note/Bond	1.500%	2/15/2030	1,900	1,739
	United States Treasury Note/Bond	4.125%	8/31/2030	4,221	4,254
	United States Treasury Note/Bond	1.250%	8/15/2031	4,280	3,714
	United States Treasury Note/Bond	4.125%	11/30/2031	2,000	2,010
	United States Treasury Note/Bond	4.375%	1/31/2032	1,035	1,053
	United States Treasury Note/Bond	4.125%	3/31/2032	2,281	2,289
	United States Treasury Note/Bond	4.000%	6/30/2032	9,000	8,960
	United States Treasury Note/Bond	4.000%	7/31/2032	3,750	3,732
	United States Treasury Note/Bond	3.875%	8/15/2034	4,380	4,268
	United States Treasury Note/Bond	4.250%	11/15/2034	5,100	5,098
	United States Treasury Note/Bond	4.625%	2/15/2035	1,000	1,026
	United States Treasury Note/Bond	4.250%	8/15/2035	2,900	2,890
	United States Treasury Note/Bond	4.000%	11/15/2035	2,900	2,829
	United States Treasury Note/Bond	1.125%	8/15/2040	4,112	2,564
[2]	United States Treasury Note/Bond	4.250%	11/15/2040	2,000	1,907
	United States Treasury Note/Bond	1.875%	2/15/2041	1,600	1,108
	United States Treasury Note/Bond	4.750%	2/15/2041	1,194	1,200
	United States Treasury Note/Bond	2.250%	5/15/2041	1,013	738
	United States Treasury Note/Bond	2.375%	2/15/2042	7,709	5,621
	United States Treasury Note/Bond	3.000%	5/15/2042	3,401	2,711
	United States Treasury Note/Bond	2.750%	8/15/2042	600	459
	United States Treasury Note/Bond	3.375%	8/15/2042	998	834
	United States Treasury Note/Bond	3.875%	2/15/2043	1,037	922
	United States Treasury Note/Bond	2.875%	5/15/2043	615	472
	United States Treasury Note/Bond	3.875%	5/15/2043	784	695
	United States Treasury Note/Bond	3.625%	8/15/2043	1,159	990
	United States Treasury Note/Bond	3.750%	11/15/2043	1,824	1,581
	United States Treasury Note/Bond	3.375%	5/15/2044	3,449	2,819
	United States Treasury Note/Bond	3.125%	8/15/2044	600	470
	United States Treasury Note/Bond	4.125%	8/15/2044	871	790
	United States Treasury Note/Bond	4.625%	11/15/2044	1,010	978
	United States Treasury Note/Bond	2.500%	2/15/2045	1,900	1,333
	United States Treasury Note/Bond	4.750%	2/15/2045	1,700	1,670
	United States Treasury Note/Bond	2.500%	2/15/2046	800	552
	United States Treasury Note/Bond	2.500%	5/15/2046	900	618
	United States Treasury Note/Bond	3.125%	5/15/2048	1,400	1,053
	United States Treasury Note/Bond	3.000%	8/15/2048	1,645	1,207
	United States Treasury Note/Bond	3.375%	11/15/2048	1,900	1,488
	United States Treasury Note/Bond	3.000%	2/15/2049	1,710	1,248
	United States Treasury Note/Bond	2.250%	8/15/2049	1,793	1,115
	United States Treasury Note/Bond	2.375%	11/15/2049	2,087	1,330
	United States Treasury Note/Bond	2.000%	2/15/2050	2,693	1,567
[3]	United States Treasury Note/Bond	1.250%	5/15/2050	3,175	1,506
	United States Treasury Note/Bond	1.375%	8/15/2050	3,070	1,501
1

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.625%	11/15/2050	1,838	959
	United States Treasury Note/Bond	1.875%	2/15/2051	1,800	999
[3]	United States Treasury Note/Bond	2.375%	5/15/2051	4,715	2,950
	United States Treasury Note/Bond	2.000%	8/15/2051	2,400	1,367
	United States Treasury Note/Bond	1.875%	11/15/2051	1,200	659
	United States Treasury Note/Bond	2.250%	2/15/2052	1,000	603
	United States Treasury Note/Bond	2.875%	5/15/2052	1,400	971
	United States Treasury Note/Bond	3.000%	8/15/2052	1,800	1,280
	United States Treasury Note/Bond	4.000%	11/15/2052	1,667	1,433
	United States Treasury Note/Bond	3.625%	2/15/2053	1,194	958
	United States Treasury Note/Bond	3.625%	5/15/2053	1,300	1,042
	United States Treasury Note/Bond	4.125%	8/15/2053	1,900	1,667
	United States Treasury Note/Bond	4.750%	11/15/2053	1,900	1,848
	United States Treasury Note/Bond	4.250%	2/15/2054	1,700	1,523
	United States Treasury Note/Bond	4.625%	5/15/2054	1,500	1,430
	United States Treasury Note/Bond	4.250%	8/15/2054	1,500	1,344
	United States Treasury Note/Bond	4.500%	11/15/2054	1,700	1,588
	United States Treasury Note/Bond	4.625%	2/15/2055	1,800	1,717
	United States Treasury Note/Bond	4.750%	5/15/2055	1,200	1,168
	United States Treasury Note/Bond	4.750%	8/15/2055	1,400	1,364
					196,524
Conventional Mortgage-Backed Securities (20.6%)
[4,5]	Fannie Mae Pool	3.000%	12/1/2046	1,000	905
[4,5]	Freddie Mac Gold Pool	3.000%	2/1/2044	3,250	2,980
[4]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2052	10,319	8,509
[4]	Ginnie Mae II Pool	2.500%	12/20/2050–4/20/2052	11,995	10,308
[4]	Ginnie Mae II Pool	3.000%	11/20/2046–4/20/2052	7,935	7,090
[4]	Ginnie Mae II Pool	3.500%	11/20/2047–6/20/2052	6,264	5,825
[4,6]	Ginnie Mae II Pool	4.000%	9/20/2047–4/15/2056	6,434	6,078
[4,6]	Ginnie Mae II Pool	4.500%	9/20/2052–4/15/2056	7,371	7,138
[4,6]	Ginnie Mae II Pool	5.000%	10/20/2052–5/15/2056	4,382	4,397
[4,6]	Ginnie Mae II Pool	5.500%	12/20/2052–5/15/2056	16,433	16,588
[4,6]	Ginnie Mae II Pool	6.000%	12/20/2052–5/15/2056	334	367
[4]	Ginnie Mae II Pool	6.500%	9/20/2053–1/20/2055	1,220	1,272
[4]	Ginnie Mae II Pool	7.000%	2/20/2055	184	190
[4,5]	UMBS Pool	1.500%	1/1/2036–3/1/2051	9,047	7,293
[4,5,6]	UMBS Pool	2.000%	5/1/2036–4/25/2056	63,098	52,367
[4,5,6]	UMBS Pool	2.500%	9/1/2036–4/25/2056	36,724	31,720
[4,5,6]	UMBS Pool	3.000%	3/1/2037–4/25/2056	22,723	20,350
[4,5,6]	UMBS Pool	3.500%	6/1/2038–5/25/2056	14,466	13,391
[4,5,6]	UMBS Pool	4.000%	12/1/2039–4/25/2056	8,912	8,456
[4,5,6]	UMBS Pool	4.500%	5/1/2040–4/25/2056	10,204	9,935
[4,5]	UMBS Pool	5.000%	7/1/2040–2/1/2056	16,235	16,110
[4,5,6]	UMBS Pool	5.500%	4/1/2040–4/25/2056	20,402	20,654
[4,5,6]	UMBS Pool	6.000%	11/1/2052–5/25/2056	19,716	20,280
[4,5,6]	UMBS Pool	6.500%	9/1/2053–4/25/2056	5,947	6,193
[4,5]	UMBS Pool	7.000%	3/1/2055–4/1/2055	301	316
					278,712
Nonconventional Mortgage-Backed Securities (4.4%)
[4,5]	Fannie Mae Pool	1.773%	8/1/2051	185	179
[4,5]	Fannie Mae Pool	4.304%	2/1/2056	2,468	2,434
[4,5]	Fannie Mae Pool	4.523%	9/1/2055	906	901
[4,5]	Fannie Mae Pool	4.552%	10/1/2055	1,349	1,344
[4,5]	Fannie Mae Pool	4.592%	3/1/2056	430	429
[4,5]	Fannie Mae Pool	4.617%	8/1/2055	469	470
[4,5]	Fannie Mae Pool	4.633%	3/1/2056	430	430
[4,5]	Fannie Mae Pool	4.637%	3/1/2056	1,460	1,461
[4,5]	Fannie Mae Pool	4.713%	1/1/2056	521	523
[4,5]	Fannie Mae Pool	4.849%	12/1/2055	198	199
[4,5]	Fannie Mae Pool	4.862%	12/1/2055	1,384	1,392
[4,5]	Fannie Mae Pool	4.901%	4/1/2056	360	362
[4,5]	Fannie Mae Pool	4.995%	11/1/2055	656	663
[4,5]	Fannie Mae Pool	4.999%	8/1/2055	498	504
[4,5]	Fannie Mae Pool	5.041%	3/1/2056	830	839
[4,5]	Fannie Mae Pool	5.047%	4/1/2056	580	586
[4,5]	Fannie Mae Pool	5.051%	12/1/2055	1,165	1,178
[4,5]	Fannie Mae Pool	5.058%	1/1/2056	737	746
[4,5]	Fannie Mae Pool	5.094%	10/1/2055	1,001	1,013
[4,5]	Fannie Mae Pool	5.101%	12/1/2055	529	535
2

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae Pool	5.117%	10/1/2055	228	231
[4,5]	Fannie Mae Pool	5.124%	9/1/2055	481	488
[4,5]	Fannie Mae Pool	5.167%	12/1/2055	227	230
[4,5]	Fannie Mae Pool	5.369%	5/1/2055	316	322
[4,5]	Fannie Mae REMICS	1.000%	8/25/2050	305	243
[4,5]	Fannie Mae REMICS	1.250%	5/25/2050	117	94
[4,5]	Fannie Mae REMICS	1.500%	1/25/2051	636	504
[4,5]	Fannie Mae REMICS	1.750%	9/25/2049	1,078	922
[4,5]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	2,030	1,806
[4,5]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	3,676	3,270
[4,5]	Fannie Mae REMICS	3.500%	10/25/2042–5/25/2047	792	735
[4,5]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	675	639
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.644%	1/1/2056	160	159
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	1,439	1,436
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.027%	9/1/2055	271	273
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.125%	4.966%	2/1/2056	2,454	2,469
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.143%	5.206%	11/1/2055	293	296
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.148%	5.140%	12/1/2055	1,043	1,052
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.181%	5.260%	10/1/2055	138	139
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	169	171
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.160%	10/1/2055	354	357
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.212%	5.186%	8/1/2055	682	689
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	5.141%	1/1/2056	1,099	1,110
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.246%	4.561%	10/1/2055	443	440
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	214	216
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	359	362
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	179	180
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	267	270
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.300%	9/1/2055	331	335
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	344	348
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.792%	4/1/2056	300	300
[4,5]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2050	340	257
[4,5]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	1,090	944
[4,5]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2048	1,850	1,666
[4,5]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	2,910	2,621
[4,5]	Freddie Mac REMICS	3.500%	3/15/2042–3/15/2047	1,769	1,625
[4,5]	Freddie Mac REMICS	4.000%	12/15/2047–6/25/2052	4,568	4,254
[4,5]	Freddie Mac REMICS	5.250%	8/25/2055	642	644
[4,5]	Freddie Mac REMICS	6.000%	10/25/2053	116	119
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	1,456	1,452
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	1,411	1,425
[4]	Ginnie Mae REMICS	1.000%	4/20/2051	133	102
[4]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	1,068	835
[4]	Ginnie Mae REMICS	1.375%	8/20/2050	1,974	1,552
[4]	Ginnie Mae REMICS	1.500%	2/20/2050	113	90
[4]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	1,132	991
[4]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	684	647
[4]	Ginnie Mae REMICS	4.000%	8/20/2041	1,700	1,620
[4]	Ginnie Mae REMICS	5.000%	9/20/2055	1,423	1,419
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	87	75
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	197	163
					58,775
Total U.S. Government and Agency Obligations (Cost $535,808)					534,011
Asset-Backed/Commercial Mortgage-Backed Securities (9.8%)
[4,8]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	100	100
[4,8]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	710	707
[4,8]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	99
[4,8]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	300	298
[4,8]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	740	737
[4,8]	Affirm Master Trust Series 2026-1A	4.720%	2/15/2034	180	179
[4,8]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	100	100
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	128	128
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	185	185
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	208	208
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	208	208
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	100
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	60	61
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	100	98
3

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	100	97
[4,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	140	133
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	180	176
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	140	135
[4]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2031	110	103
[4,8]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	40	41
[4,8]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	50	51
[4,8]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	80	79
[4,8]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	260	258
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	101
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	175	181
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	110	111
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	340	342
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	101
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	101
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	102
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	190	188
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	190	188
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	120	118
[4,7,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.818%	10/20/2036	210	209
[4,7,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.218%	10/20/2036	230	230
[4]	BANK Series 2017-BNK8	3.488%	11/15/2050	10	10
[4]	BANK Series 2018-BNK15	4.407%	11/15/2061	85	85
[4]	BANK Series 2019-BNK16	4.005%	2/15/2052	90	88
[4]	BANK Series 2019-BNK24	2.960%	11/15/2062	130	123
[4]	BANK Series 2021-BNK35	2.285%	6/15/2064	40	35
[4]	BANK Series 2022-BNK40	3.389%	3/15/2064	600	557
[4]	BANK Series 2022-BNK40	3.389%	3/15/2064	20	18
[4]	BANK Series 2022-BNK41	3.789%	4/15/2065	50	47
[4]	BANK Series 2024-5YR7	5.769%	6/15/2057	290	299
[4]	BANK Series 2024-BNK48	5.053%	10/15/2057	450	451
[4]	BANK Series 2024-BNK48	5.355%	10/15/2057	90	90
[4]	BANK Series 2025-BNK49	6.025%	3/15/2058	150	154
[4]	BANK Series 2025-BNK50	5.876%	5/15/2068	60	63
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	120	116
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	30	28
[4,8]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	150	150
[4,8]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	380	380
[4,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.698%	4/20/2034	130	130
[4,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	180	180
[4,8]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	147	123
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	160	158
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	30	27
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	20	20
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	400	413
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	225	233
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	360	366
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	90	93
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	150	158
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	60	61
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	270	279
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	160	166
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	310	324
[4]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	130	135
[4]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	40	41
[4]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	210	214
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	235	232
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	225	218
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	80	81
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	102
[4,7,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	180	180
[4,7,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.218%	10/20/2038	210	210
[4,8]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	390	387
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	105	111
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	75	79
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	110	113
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	140	145
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	30	31
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	60	63
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	40	41
4

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	50	51
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	210	219
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	90	94
[4]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	380	387
[4]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	650	658
[4]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	300	298
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	80	80
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	80	80
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	240	238
[4,8]	BX Trust Series 2019-OC11	3.202%	12/9/2041	450	425
[4,8]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	610	613
[4,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.022%	10/16/2028	15	15
[4,7,8]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	240	240
[4]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	30	30
[4]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	20	20
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	170	171
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	30	30
[4]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	10	10
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	10	10
[4]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	10	10
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	10	10
[4]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	20	20
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	20	20
[4]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	40	41
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	20	20
[4]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	30	30
[4]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	40	40
[4]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	60	60
[4]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	20	20
[4]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	110	109
[4]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	40	40
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	100	101
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	40	39
[4,8]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	290	292
[4,8]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	189	189
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	85	86
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	85	87
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	70	71
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	60	61
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	50	50
[4,8]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	50	50
[4,8]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	250	248
[4,8]	CIFC Funding Ltd. Series 2023-2A	4.792%	1/21/2037	150	150
[4,8]	CIFC Funding Ltd. Series 2023-2A	5.112%	1/21/2037	400	400
[4,8]	CIFC Funding Ltd. Series 2025-6A	5.410%	10/23/2038	100	100
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	60	59
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	390	369
[4,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	513	522
[4,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	115	116
[4,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	85	85
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	30	28
[4,8]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	400	394
[4,8]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	310	307
[4,8]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	440	436
[4,8]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	260	255
[4,8]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	360	361
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.662%	5/25/2044	61	62
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.662%	7/25/2044	18	18
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	91	91
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.612%	1/25/2045	47	47
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	81	81
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.112%	3/25/2045	78	78
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.662%	5/25/2045	72	72
5

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	115	115
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.562%	9/25/2045	99	99
[4,7,8]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.612%	2/25/2046	443	443
[4,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	103	102
[4,8]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	279	277
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	150	134
[4,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	101
[4,8]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	100	100
[4,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	110	106
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	360	359
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	230	229
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	70	71
[4]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	60	60
[4]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	90	90
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	400	402
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	340	338
[4,7,8]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	100	100
[4,7,8]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	250	250
[4,7,8]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.253%	11/15/2038	290	290
[4,8]	Durst Commercial Mortgage Trust Series 2025-151	4.802%	8/10/2042	140	141
[4,7,8]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.892%	10/15/2038	190	190
[4,7,8]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.222%	10/15/2038	150	150
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	180	181
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	110	111
[4]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	100	100
[4]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	500	496
[4]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	280	276
[4]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	670	663
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[4,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	101
[4,8]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	100	100
[4,8]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	70	70
[4,6,8]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	330	330
[4,6,8]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	290	290
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	50	51
[4,8]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	749	623
[4,8]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	200	135
[4,8]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	142	118
[4,8]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	200	133
[4,8]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	200	200
[4,8]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	170	170
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	50	50
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	20	20
[4,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
[4,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	100	102
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	40	41
[4]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	80	80
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	20	20
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	150	153
[4,8]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	110	110
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	140	142
[4,8]	Ford Credit Auto Owner Trust Series 2026-1	4.320%	8/15/2038	1,550	1,538
[4,8]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	370	367
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	100	102
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	100	100
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	80	80
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	223	223
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.912%	5/25/2044	40	40
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.712%	10/25/2044	9	9
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.912%	8/25/2044	86	86
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.612%	1/25/2045	15	15
6

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	69	69
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	682	681
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	50	50
[4,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	1,018	885
[4,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	132	132
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	260	263
[4,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	2,030	2,052
[4,8]	GGP Trust Series 2026-TY	4.670%	3/5/2043	720	711
[4,8]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	270	270
[4,8]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	330	326
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	60	60
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	70	71
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	60	60
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	75	76
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	20	20
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	10	10
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	10	10
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	60	60
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	20	20
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	300	303
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	20	20
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	160	161
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	75	76
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	85	87
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	100
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	100	101
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	100	101
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	100	101
[4,8,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	290	290
[4,8,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	5.067%	10/20/2039	270	270
[4,6,8]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	370	370
[4,6,8]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	150	150
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	905	829
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	30	27
[4,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	102
[4,8]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	160	160
[4,8]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	100	99
[4,8]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	190	190
[4,8]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	99
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	30	30
[4,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/2045	110	112
[4,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	100	101
[4,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	100	101
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	70	70
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	120	120
[4,8]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	100	99
[4,8]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	100	99
[4,8]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	148	123
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	121	122
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	163	163
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	248	249
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	410	408
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	150	151
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	100	101
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	100	101
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	50	51
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	10	10
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	20	20
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	40
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	100	101
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	80	81
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	129
[4,8]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.554%	11/5/2037	110	110
[4,8]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	448	454
[4,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	168	170
[4,8]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	430	424
[4,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	526	456
7

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	266	221
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	499	433
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	10	10
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	10	10
[4,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	10	10
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	30	30
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	30	30
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	20	20
[4,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	20	20
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	40	40
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	70	71
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	40	40
[4,8]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	50	50
[4,8]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	90	89
[4,8]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	170	168
[4,8]	LBTY Commercial Mortgage Trust Series 2026-225L	4.593%	2/10/2043	440	434
[4,8]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	140	140
[4,8]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	380	380
[4,8]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	241	242
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	85	86
[4,8]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	421	416
[4,8]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	155	129
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	90	94
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	190	196
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	200	199
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	200	197
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	140	133
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	405	414
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	6.000%	9/25/2054	2,577	2,605
[4,7,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.812%	2/25/2061	2,697	2,697
[4,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	171	171
[4,8]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	186	185
[4,8]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	230	227
[4,8]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	169	167
[4,8]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	190	188
[4,8]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	840	830
[4,7,8]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	547	549
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	20	20
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	30	30
[4]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	40	40
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	20	20
[4,8]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	100	100
[4,8]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	146	127
[4,8]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	256	222
[4,8]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	4,205	4,211
[4,8]	OCP Aegis CLO Ltd. Series 2024-39A	4.762%	4/16/2038	150	149
[4,8]	OCP Aegis CLO Ltd. Series 2024-39A	5.072%	4/16/2038	210	210
[4,8]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	170	170
[4,8]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	150	150
[4,7,8]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.742%	10/15/2034	150	150
[4,7,8]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.122%	10/15/2034	190	190
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	590	591
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	100	100
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[4,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	100	101
[4,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	460	461
[4,8]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	250	250
[4,8]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	80	80
[4,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	74	74
[4,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	148	148
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	643	650
[4,8]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	438	434
[4,7,8]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.012%	10/25/2056	635	636
[4,8]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	3,130	3,115
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	252	255
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	315	319
[4,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	151	151
[4,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	1,318	1,318
8

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	1,559	1,560
[4,8]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	417	422
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	866	866
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	1,151	1,153
[4,7,8]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.012%	10/1/2056	4,410	4,429
[4,7,8]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.012%	11/25/2056	2,395	2,405
[4,7,8]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.962%	12/25/2056	2,139	2,146
[4,8]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	3,931	3,848
[4,7,8]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.862%	1/25/2057	1,965	1,962
[4,8]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	1,665	1,665
[4,7,8]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.962%	1/25/2057	1,665	1,669
[4,8]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	2,773	2,766
[4,6,8]	PMT Loan Trust Series 2026-INV4	1.000%	3/25/2057	2,400	2,440
[4,6,8]	PMT Loan Trust Series 2026-INV4	5.108%	3/25/2057	2,300	2,295
[4,7,8]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.812%	1/25/2057	726	723
[4,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	99	95
[4,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	119	112
[4,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	199	189
[4,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	20	19
[4,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	129	122
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	160	151
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	60	56
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	280	270
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	150	142
[4,8]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	1,250	1,222
[4,8]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	530	530
[4,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	387	396
[4,8]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	100	100
[4,7,8]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.673%	12/20/2030	100	100
[4,8]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	190	186
[4,8]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	100	99
[4,6,8,9]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	350	350
[4,6,8,9]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	280	280
[4,8]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	250	250
[4,8]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	290	290
[4,8]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	550	546
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	196	198
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	250	250
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	50	50
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	85	87
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	170	171
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	390	392
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	50	51
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	895	905
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	440	441
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	220	218
[4]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	470	463
[4,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	60	61
[4,8]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	30	30
[4,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	10	10
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	30	30
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	11	11
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	5	6
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	20	21
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	14	14
[4,8]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	73	73
[4,8]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	83	83
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	124	125
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	49	50
[4,8]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	4,259	3,949
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	75	76
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	85	87
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	30	30
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	60	60
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	10	10
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	60	60
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	40	40
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	160	161
9

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	230	227
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	780	767
[4,8]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	200	178
[4,8]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	320	316
[4,8]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	100	100
[4,8]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	170	169
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	80	80
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	70	70
[4,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	109	109
[4,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	59	60
[4,8]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	290	283
[4,8]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	490	482
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	90	90
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	480	481
[4,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	87	87
[4,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	100	103
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	30	30
[4,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	200
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	99	97
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	100	98
[4,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	47	47
[4,8]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	99	98
[4,8]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	230	230
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	20	20
[4,8]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	206	206
[4,8]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	172	173
[4,8]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	860	856
[4,8]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	250	249
[4,8]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	710	699
[4,8]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	440	430
[4,8]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	410	403
[4,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	110	111
[4,8]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	160	162
[4,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	75	76
[4,8]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	100	101
[4]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	30	30
[4]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	40	41
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	60	60
[4,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	110	112
[4,8]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	100	101
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	70	70
[4,8]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	100	101
[4,8]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	100	101
[4,8]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	99
[4,7,8]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.798%	10/20/2036	210	210
[4,7,8]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.218%	10/20/2038	150	150
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	300	299
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	330	337
[4]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	250	253
[4,8]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	280	277
[4,6]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	830	858
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	203	168
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	900	601
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	200	143
[4,8]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	312	306
[4,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	44	42
[4,8]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	510	506
[4,8]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	340	337
[4,8]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	80	80
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	30	31
[4]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	40	41
[4]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	240	238
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $133,203)					133,009
Corporate Bonds (32.7%)
Communications (2.2%)
	Airbnb Inc.	4.400%	3/16/2029	460	459
	Airbnb Inc.	4.650%	3/16/2031	370	369
	Airbnb Inc.	5.250%	3/16/2036	440	440
10

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	4.100%	2/15/2031	469	466
	Alphabet Inc.	4.400%	2/15/2033	839	828
[10]	Alphabet Inc.	4.000%	5/6/2054	100	105
	Alphabet Inc.	5.700%	11/15/2075	453	439
[11]	Alphabet Inc.	6.125%	2/13/2126	100	125
[8]	Altice France SA	6.500%	4/15/2032	107	101
[8]	Altice France SA	6.875%	7/15/2032	100	95
	AMC Networks Inc.	4.250%	2/15/2029	153	129
[8]	AMC Networks Inc.	10.500%	7/15/2032	72	71
[8]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	120	119
	AT&T Inc.	2.250%	2/1/2032	400	350
	AT&T Inc.	4.550%	11/1/2032	775	761
	AT&T Inc.	4.750%	4/30/2033	107	106
	AT&T Inc.	5.550%	11/1/2045	720	681
	AT&T Inc.	5.850%	4/30/2046	787	766
	AT&T Inc.	3.650%	6/1/2051	110	75
	AT&T Inc.	3.500%	9/15/2053	800	524
	AT&T Inc.	3.550%	9/15/2055	25	16
	AT&T Inc.	6.050%	8/15/2056	800	788
[8]	Black Pearl Compute LLC	6.125%	2/15/2031	45	46
[8]	Cable One Inc.	4.000%	11/15/2030	165	115
[8]	CCO Holdings LLC	5.125%	5/1/2027	76	76
[8]	CCO Holdings LLC	4.750%	3/1/2030	170	161
[8]	CCO Holdings LLC	4.500%	8/15/2030	286	267
[8]	CCO Holdings LLC	4.250%	2/1/2031	40	36
	CCO Holdings LLC	4.500%	5/1/2032	220	197
[8]	CCO Holdings LLC	7.000%	2/1/2033	50	50
	Charter Communications Operating LLC	3.750%	2/15/2028	940	924
	Charter Communications Operating LLC	4.200%	3/15/2028	820	812
	Charter Communications Operating LLC	5.050%	3/30/2029	775	779
	Charter Communications Operating LLC	6.100%	6/1/2029	950	984
	Charter Communications Operating LLC	2.800%	4/1/2031	450	404
	Charter Communications Operating LLC	6.650%	2/1/2034	565	589
	Charter Communications Operating LLC	3.500%	6/1/2041	340	238
	Charter Communications Operating LLC	6.484%	10/23/2045	700	645
	Charter Communications Operating LLC	5.750%	4/1/2048	405	339
	Charter Communications Operating LLC	5.125%	7/1/2049	100	77
	Charter Communications Operating LLC	4.800%	3/1/2050	1,060	786
	Charter Communications Operating LLC	6.700%	12/1/2055	400	382
[8]	Cipher Compute LLC	7.125%	11/15/2030	55	57
	Comcast Corp.	2.987%	11/1/2063	130	69
[8]	Cox Communications Inc.	4.800%	2/1/2035	568	517
[8]	CSC Holdings LLC	5.375%	2/1/2028	55	41
[8]	CSC Holdings LLC	11.250%	5/15/2028	215	176
[8]	CSC Holdings LLC	4.125%	12/1/2030	185	111
[8]	Directv Financing LLC	8.875%	2/1/2030	100	100
[8]	Directv Financing LLC	10.000%	2/15/2031	130	133
[4]	Discovery Global Holdings Inc.	4.279%	3/15/2032	155	137
[4]	Discovery Global Holdings Inc.	5.050%	3/15/2042	50	33
[4]	Discovery Global Holdings Inc.	5.141%	3/15/2052	40	24
[8]	DISH Network Corp.	11.750%	11/15/2027	58	60
[8]	EW Scripps Co.	9.875%	8/15/2030	65	63
[8]	Flash Compute LLC	7.250%	12/31/2030	155	156
[8]	Gray Media Inc.	5.375%	11/15/2031	45	33
[8]	Gray Media Inc.	9.625%	7/15/2032	60	60
[8]	Gray Media Inc.	7.250%	8/15/2033	40	40
	Meta Platforms Inc.	4.200%	11/15/2030	650	643
	Meta Platforms Inc.	5.500%	11/15/2045	450	426
	Meta Platforms Inc.	4.450%	8/15/2052	168	132
	Meta Platforms Inc.	5.400%	8/15/2054	850	770
	Meta Platforms Inc.	5.750%	11/15/2065	150	139
[8]	Midcontinent Communications	8.000%	8/15/2032	210	196
[8]	Nexstar Media Inc.	6.500%	9/15/2033	235	237
[6,8]	Nexstar Media Inc.	7.250%	4/15/2034	100	100
[8]	NTT Finance Corp.	4.567%	7/16/2027	200	201
[6,8]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	85	88
[6,8]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	70	73
	Omnicom Group Inc.	3.375%	3/1/2041	25	18
[8]	Orange SA	4.750%	1/13/2033	1,045	1,033
[8]	Outfront Media Capital LLC	4.625%	3/15/2030	35	34
11

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	2.900%	1/15/2027	29	29
	Paramount Global	4.200%	6/1/2029	80	76
	Paramount Global	4.950%	1/15/2031	179	165
	Paramount Global	4.375%	3/15/2043	150	90
	Paramount Global	5.850%	9/1/2043	20	14
	Paramount Global	4.950%	5/19/2050	20	12
	Rogers Communications Inc.	5.300%	2/15/2034	300	299
	Rogers Communications Inc.	7.000%	4/15/2055	65	65
	Rogers Communications Inc.	7.125%	4/15/2055	110	112
[8]	Scripps Escrow II Inc.	3.875%	1/15/2029	15	14
[8]	Sunrise FinCo I BV	4.875%	7/15/2031	30	28
[8]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	210	208
[11]	Time Warner Cable LLC	5.750%	6/2/2031	200	260
	Time Warner Cable LLC	7.300%	7/1/2038	15	16
	Time Warner Cable LLC	5.875%	11/15/2040	70	63
	Time Warner Cable LLC	4.500%	9/15/2042	7	5
	T-Mobile USA Inc.	4.375%	4/15/2040	225	198
	T-Mobile USA Inc.	3.000%	2/15/2041	700	512
	T-Mobile USA Inc.	4.500%	4/15/2050	170	137
	T-Mobile USA Inc.	3.300%	2/15/2051	414	271
	T-Mobile USA Inc.	5.650%	1/15/2053	230	217
	Uber Technologies Inc.	4.800%	9/15/2034	210	205
	Uber Technologies Inc.	4.800%	9/15/2035	465	452
	Uber Technologies Inc.	5.350%	9/15/2054	230	211
[8]	Univision Communications Inc.	7.375%	6/30/2030	38	37
[8]	Univision Communications Inc.	8.500%	7/31/2031	138	138
[8]	Univision Communications Inc.	9.375%	8/1/2032	60	62
	Verizon Communications Inc.	4.016%	12/3/2029	1,065	1,051
	Verizon Communications Inc.	4.750%	1/15/2033	664	656
	Verizon Communications Inc.	5.250%	3/16/2037	370	365
	Verizon Communications Inc.	4.750%	11/1/2041	310	279
	Verizon Communications Inc.	5.875%	11/30/2055	796	774
	Verizon Communications Inc.	2.987%	10/30/2056	480	282
[8]	Virgin Media Finance plc	5.000%	7/15/2030	200	164
[8]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	100	87
	Vodafone Group plc	5.625%	2/10/2053	70	65
	Vodafone Group plc	5.750%	6/28/2054	140	132
[8]	VZ Secured Financing BV	5.000%	1/15/2032	25	22
	Walt Disney Co.	4.625%	3/14/2036	740	720
[8]	WULF Compute LLC	7.750%	10/15/2030	220	233
					30,346
Consumer Discretionary (2.0%)
[8]	1011778 BC ULC	3.875%	1/15/2028	11	11
[8]	1011778 BC ULC	3.500%	2/15/2029	40	38
[8]	1011778 BC ULC	6.125%	6/15/2029	70	71
[8]	1011778 BC ULC	5.625%	9/15/2029	85	85
[8]	Acushnet Co.	5.625%	12/1/2033	60	60
[8]	ADT Security Corp.	5.875%	10/15/2033	40	39
[8]	Advance Auto Parts Inc.	7.000%	8/1/2030	110	111
[8]	Advance Auto Parts Inc.	7.375%	8/1/2033	115	116
[8]	Allied Universal Holdco LLC	6.875%	6/15/2030	55	56
[8]	Allied Universal Holdco LLC	7.875%	2/15/2031	20	21
	Amazon.com Inc.	4.550%	3/13/2033	1,045	1,035
	Amazon.com Inc.	5.650%	3/13/2046	960	957
	Amazon.com Inc.	4.050%	8/22/2047	475	379
	Amazon.com Inc.	5.550%	11/20/2065	380	358
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	48	46
	American Honda Finance Corp.	4.550%	3/3/2028	550	550
	American Honda Finance Corp.	4.450%	1/8/2031	590	578
[4]	American Honda Finance Corp.	5.050%	7/10/2031	110	110
[8]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	20	21
	AutoZone Inc.	4.750%	8/1/2032	410	407
	AutoZone Inc.	5.400%	7/15/2034	350	355
	Bath & Body Works Inc.	7.500%	6/15/2029	125	127
[8]	Bath & Body Works Inc.	6.625%	10/1/2030	180	182
[8,12]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	16	17
[8]	Belron UK Finance plc	5.750%	10/15/2029	75	75
[8,10]	Betclic Everest Group SAS	5.125%	12/10/2031	100	114
	BorgWarner Inc.	4.950%	8/15/2029	40	40
12

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boyd Gaming Corp.	4.750%	12/1/2027	50	50
[8]	Brightstar Lottery plc	5.750%	1/15/2033	35	34
[8]	Builders FirstSource Inc.	6.750%	5/15/2035	70	70
[8]	Caesars Entertainment Inc.	4.625%	10/15/2029	10	10
[8]	Caesars Entertainment Inc.	6.000%	10/15/2032	220	202
[8]	Carnival Corp.	4.000%	8/1/2028	3	3
[8]	Carnival Corp.	5.125%	5/1/2029	130	129
[8]	Carnival Corp.	5.750%	3/15/2030	170	171
[8]	Carnival Corp.	5.875%	6/15/2031	215	218
[8]	Champ Acquisition Corp.	8.375%	12/1/2031	5	5
[8]	Churchill Downs Inc.	5.500%	4/1/2027	200	200
[8]	Churchill Downs Inc.	5.750%	4/1/2030	46	46
[8]	Clarios Global LP	6.750%	2/15/2030	10	10
[8]	Clarios Global LP	6.750%	9/15/2032	20	20
[8]	CompoSecure Holdings LLC	5.625%	2/1/2033	25	24
[8]	Cyprium Corp.	6.125%	4/15/2031	35	35
[8]	Cyprium Corp.	6.375%	4/15/2034	25	24
	Ferguson Enterprises Inc.	4.350%	3/15/2031	275	271
[8]	Flutter Treasury DAC	5.875%	6/4/2031	175	173
	Ford Motor Co.	4.750%	1/15/2043	90	68
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	300	288
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	730	716
[8]	Garda World Security Corp.	6.500%	1/15/2031	85	86
[8]	Garda World Security Corp.	8.250%	8/1/2032	107	106
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	25	26
	General Motors Financial Co. Inc.	5.350%	7/15/2027	45	45
	General Motors Financial Co. Inc.	2.700%	8/20/2027	370	361
	General Motors Financial Co. Inc.	6.000%	1/9/2028	990	1,012
	General Motors Financial Co. Inc.	2.400%	4/10/2028	400	384
	General Motors Financial Co. Inc.	2.400%	10/15/2028	795	753
	General Motors Financial Co. Inc.	4.300%	4/6/2029	790	782
	General Motors Financial Co. Inc.	4.900%	10/6/2029	625	628
	General Motors Financial Co. Inc.	5.350%	1/7/2030	300	305
	General Motors Financial Co. Inc.	4.600%	1/8/2031	1,235	1,217
	General Motors Financial Co. Inc.	6.400%	1/9/2033	400	424
	General Motors Financial Co. Inc.	5.450%	1/8/2036	425	419
[8]	Gildan Activewear Inc.	4.700%	10/7/2030	30	30
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	18	17
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	159	156
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	85	76
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	95	96
[8]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	105	105
[8]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	85	83
	Hilton Worldwide Finance LLC	4.875%	4/1/2027	40	40
[8]	JH North America Holdings Inc.	5.875%	1/31/2031	45	45
[8]	JH North America Holdings Inc.	6.125%	7/31/2032	15	15
[8]	Light & Wonder International Inc.	6.250%	10/1/2033	55	54
[8]	Live Nation Entertainment Inc.	6.500%	5/15/2027	12	12
	Lowe's Cos. Inc.	4.000%	10/15/2028	95	94
	Lowe's Cos. Inc.	4.250%	3/15/2031	295	290
	Lowe's Cos. Inc.	3.750%	4/1/2032	55	52
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,795	1,765
	Lowe's Cos. Inc.	5.150%	7/1/2033	300	304
	Lowe's Cos. Inc.	4.850%	10/15/2035	795	774
	Lowe's Cos. Inc.	3.000%	10/15/2050	400	247
	Lowe's Cos. Inc.	5.625%	4/15/2053	280	264
	Marriott International Inc.	5.500%	4/15/2037	400	399
[8]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	2	2
[8]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	160	154
[8]	Men's Wearhouse LLC	9.000%	2/1/2031	10	10
[8]	MGM China Holdings Ltd.	7.125%	6/26/2031	195	199
[8]	MIWD Holdco II LLC	5.500%	2/1/2030	110	95
[8]	NCL Corp. Ltd.	7.750%	2/15/2029	42	44
[8]	NCL Corp. Ltd.	5.875%	1/15/2031	45	44
[8]	NCL Corp. Ltd.	6.750%	2/1/2032	90	89
[8]	NCL Corp. Ltd.	6.250%	9/15/2033	25	24
[8]	NCL Finance Ltd.	6.125%	3/15/2028	60	60
	Newell Brands Inc.	6.375%	9/15/2027	87	88
[8]	Newell Brands Inc.	8.500%	6/1/2028	85	88
	Newell Brands Inc.	6.625%	9/15/2029	40	39
13

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newell Brands Inc.	6.375%	5/15/2030	10	10
	Newell Brands Inc.	6.625%	5/15/2032	70	67
	Newell Brands Inc.	7.375%	4/1/2036	30	28
	Newell Brands Inc.	7.500%	4/1/2046	57	46
[8]	Nissan Motor Acceptance Co. LLC	7.050%	9/15/2028	25	25
[8]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	44
[8]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	40	39
[8]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	145	139
[8]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	20	20
[8]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	85	88
[8]	QXO Building Products Inc.	6.750%	4/30/2032	50	51
[4,10]	Renault SA	3.875%	9/30/2030	400	453
[8]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	40	40
	Service Corp. International	5.750%	10/15/2032	100	100
	Six Flags Entertainment Corp.	5.250%	7/15/2029	30	29
[8]	Six Flags Entertainment Corp.	8.625%	1/15/2032	180	180
[8]	Standard Building Solutions Inc.	6.500%	8/15/2032	15	15
[8]	Standard Building Solutions Inc.	6.250%	8/1/2033	100	99
	Starbucks Corp.	5.000%	2/15/2034	300	301
[8]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	715	711
[4,10]	Stellantis NV	4.625%	6/6/2035	500	548
[8]	Studio City Finance Ltd.	5.000%	1/15/2029	121	113
[4]	Toyota Motor Credit Corp.	4.600%	3/11/2033	835	822
[8]	Vail Resorts Inc.	5.625%	7/15/2030	70	69
[8]	Vail Resorts Inc.	6.500%	5/15/2032	150	152
[8]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	455	454
[10]	Volkswagen International Finance NV	3.748%	Perpetual	100	114
[8]	Wayfair LLC	7.250%	10/31/2029	25	26
	Whirlpool Corp.	6.125%	6/15/2030	45	44
	Whirlpool Corp.	6.500%	6/15/2033	266	253
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	120	117
[8]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	65	64
[8]	Wynn Macau Ltd.	5.500%	10/1/2027	60	59
[8]	Wynn Macau Ltd.	5.625%	8/26/2028	109	107
[8]	Wynn Macau Ltd.	5.125%	12/15/2029	5	5
[8]	Wynn Macau Ltd.	6.750%	2/15/2034	200	195
[8]	ZF North America Capital Inc.	7.500%	3/24/2031	455	446
[8]	ZF North America Capital Inc.	6.875%	4/23/2032	15	14
					27,215
Consumer Staples (1.3%)
[8]	Albertsons Cos. Inc.	5.500%	3/31/2031	105	104
[8]	Albertsons Cos. Inc.	6.250%	3/15/2033	105	106
[8]	Albertsons Cos. Inc.	5.750%	3/31/2034	165	161
	Altria Group Inc.	5.800%	2/14/2039	520	522
	Altria Group Inc.	5.375%	1/31/2044	200	186
	Altria Group Inc.	3.700%	2/4/2051	25	17
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	25	25
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	400	373
	BAT Capital Corp.	3.557%	8/15/2027	25	25
	BAT Capital Corp.	2.259%	3/25/2028	60	58
	BAT Capital Corp.	4.906%	4/2/2030	20	20
	BAT Capital Corp.	6.343%	8/2/2030	230	245
	BAT Capital Corp.	4.625%	3/22/2033	1,190	1,164
	BAT Capital Corp.	6.421%	8/2/2033	134	145
	BAT Capital Corp.	4.758%	9/6/2049	122	101
	BAT Capital Corp.	5.650%	3/16/2052	60	56
	BAT Capital Corp.	7.081%	8/2/2053	870	962
[4,10]	BAT International Finance plc	2.000%	3/13/2045	100	77
[4,10]	British American Tobacco plc	3.750%	Perpetual	300	338
	Constellation Brands Inc.	2.250%	8/1/2031	300	265
	Constellation Brands Inc.	4.750%	5/9/2032	300	298
[8]	Darling Ingredients Inc.	5.250%	4/15/2027	50	50
[8]	Energizer Holdings Inc.	4.375%	3/31/2029	200	191
[8]	Energizer Holdings Inc.	6.000%	9/15/2033	230	216
[8]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	115	112
[8]	Imperial Brands Finance plc	4.500%	6/30/2028	400	400
[8]	Imperial Brands Finance plc	6.375%	7/1/2055	325	322
	JBS NV	3.000%	2/2/2029	475	456
	JBS NV	3.625%	1/15/2032	375	347
14

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JBS NV	3.000%	5/15/2032	570	506
	JBS NV	5.750%	4/1/2033	66	68
	JBS NV	6.750%	3/15/2034	254	279
	JBS NV	5.500%	1/15/2036	310	310
	JBS NV	6.375%	2/25/2055	560	557
	JBS NV	6.250%	3/1/2056	625	612
[8]	KeHE Distributors LLC	9.000%	2/15/2029	75	78
	Kraft Heinz Foods Co.	5.200%	7/15/2045	730	637
	Kraft Heinz Foods Co.	4.375%	6/1/2046	245	191
	Kraft Heinz Foods Co.	4.875%	10/1/2049	425	347
	Kraft Heinz Foods Co.	5.500%	6/1/2050	720	642
	Kroger Co.	5.000%	9/15/2034	340	336
	Kroger Co.	5.500%	9/15/2054	850	790
	Kroger Co.	5.650%	9/15/2064	400	372
[8]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	58	55
[8]	Mars Inc.	5.000%	3/1/2032	135	137
[8]	Mars Inc.	5.200%	3/1/2035	763	770
[8]	Mars Inc.	5.700%	5/1/2055	1,090	1,063
[8]	Mars Inc.	5.800%	5/1/2065	350	344
[8]	Opal Bidco SAS	6.500%	3/31/2032	225	225
[8]	Performance Food Group Inc.	6.125%	9/15/2032	20	20
[8]	Performance Food Group Inc.	5.625%	3/1/2034	80	77
	Philip Morris International Inc.	4.250%	10/29/2032	570	553
	Philip Morris International Inc.	5.375%	2/15/2033	75	77
	Philip Morris International Inc.	5.250%	2/13/2034	230	234
	Philip Morris International Inc.	4.625%	10/29/2035	170	164
[8]	Post Holdings Inc.	6.250%	2/15/2032	40	40
[8]	Post Holdings Inc.	6.375%	3/1/2033	25	25
[8]	Post Holdings Inc.	6.250%	10/15/2034	25	24
[8]	Post Holdings Inc.	6.500%	3/15/2036	105	103
	Sysco Corp.	4.400%	7/25/2031	65	63
	Sysco Corp.	4.950%	3/25/2036	210	200
	Tyson Foods Inc.	3.550%	6/2/2027	200	198
	Tyson Foods Inc.	4.950%	2/20/2036	140	137
[8]	US Foods Inc.	5.750%	4/15/2033	15	15
					17,591
Energy (2.7%)
[8]	Antero Midstream Partners LP	5.750%	10/15/2033	60	59
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	170	173
[8]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	90	91
	Baker Hughes Holdings LLC	4.650%	6/15/2033	1,010	994
	Baker Hughes Holdings LLC	5.850%	6/15/2056	700	684
[8]	Blue Racer Midstream LLC	7.000%	7/15/2029	50	52
[8]	Blue Racer Midstream LLC	7.250%	7/15/2032	30	31
	Boardwalk Pipelines LP	4.800%	5/3/2029	35	35
	BP Capital Markets America Inc.	4.699%	4/10/2029	300	303
	BP Capital Markets America Inc.	4.893%	9/11/2033	1,610	1,620
	BP Capital Markets America Inc.	5.227%	11/17/2034	460	469
	BP Capital Markets America Inc.	3.060%	6/17/2041	2,228	1,678
	BP Capital Markets America Inc.	2.772%	11/10/2050	675	414
[8]	California Resources Corp.	7.000%	1/15/2034	160	161
[8]	Cheniere Energy Inc.	5.200%	7/30/2036	580	574
[8]	Cheniere Energy Inc.	6.000%	7/30/2056	700	697
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,230	1,120
	Cheniere Energy Partners LP	5.950%	6/30/2033	1	1
[8]	Chord Energy Corp.	6.000%	10/1/2030	50	51
[8]	Chord Energy Corp.	6.750%	3/15/2033	75	77
[8]	CNX Resources Corp.	7.375%	1/15/2031	40	41
[8]	CNX Resources Corp.	7.250%	3/1/2032	55	57
[8]	CNX Resources Corp.	5.875%	3/1/2034	85	83
	Continental Resources Inc.	4.900%	6/1/2044	90	71
	Devon Energy Corp.	5.750%	9/15/2054	770	724
[8]	Diamond Foreign Asset Co.	8.500%	10/1/2030	33	35
	Diamondback Energy Inc.	5.750%	4/18/2054	145	137
	Diamondback Energy Inc.	5.900%	4/18/2064	110	104
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	170	173
	Enbridge Energy Partners LP	7.375%	10/15/2045	300	343
	Enbridge Inc.	5.300%	4/5/2029	25	26
	Enbridge Inc.	4.900%	6/20/2030	320	323
15

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	5.700%	3/8/2033	350	363
	Enbridge Inc.	6.700%	11/15/2053	275	299
	Enbridge Inc.	5.950%	4/5/2054	190	189
	Energy Transfer LP	5.250%	4/15/2029	101	103
	Energy Transfer LP	5.250%	7/1/2029	60	61
	Energy Transfer LP	6.400%	12/1/2030	67	72
	Energy Transfer LP	4.550%	1/15/2031	300	297
	Energy Transfer LP	5.000%	5/15/2050	397	329
	Energy Transfer LP	5.950%	5/15/2054	470	441
	Enterprise Products Operating LLC	5.200%	1/15/2036	140	141
	EOG Resources Inc.	5.650%	12/1/2054	1,340	1,305
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	7.500%	6/1/2030	3	3
[8]	Excelerate Energy LP	8.000%	5/15/2030	95	99
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	463	450
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,519	1,345
	Genesis Energy LP	8.000%	5/15/2033	10	10
	Genesis Energy LP	6.750%	3/15/2034	75	75
	Halliburton Co.	4.750%	8/1/2043	200	175
	Helmerich & Payne Inc.	4.850%	12/1/2029	360	361
	Hess Corp.	7.875%	10/1/2029	65	73
[8]	Hess Midstream Operations LP	6.500%	6/1/2029	12	12
[8]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	75	75
[4]	KazMunayGas National Co. JSC	4.750%	4/19/2027	430	429
	Kinder Morgan Inc.	5.150%	6/1/2030	300	307
[8]	Kinetik Holdings LP	6.625%	12/15/2028	80	81
	Marathon Petroleum Corp.	5.150%	3/1/2030	430	439
[8]	Matador Resources Co.	6.000%	4/15/2034	75	74
	MPLX LP	4.800%	2/15/2029	80	81
	Occidental Petroleum Corp.	6.050%	10/1/2054	677	658
[4]	OQ SAOC	5.125%	5/6/2028	1,000	998
	Petrobras Global Finance BV	5.125%	9/10/2030	1,662	1,627
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	200	193
[4]	Petronas Capital Ltd.	4.950%	1/3/2031	320	326
[4]	Petronas Capital Ltd.	5.340%	4/3/2035	368	378
	Phillips 66	5.875%	5/1/2042	100	100
	Phillips 66 Co.	5.250%	6/15/2031	435	446
	Phillips 66 Co.	5.650%	6/15/2054	60	56
	Plains All American Pipeline LP	4.700%	1/15/2031	130	130
	Plains All American Pipeline LP	5.600%	1/15/2036	200	201
[8]	Range Resources Corp.	4.750%	2/15/2030	10	10
[8]	Rockies Express Pipeline LLC	6.750%	3/15/2033	90	93
[4]	SA Global Sukuk Ltd.	1.602%	6/17/2026	5,005	4,972
[4]	SA Global Sukuk Ltd.	4.125%	9/17/2030	900	867
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	45	45
	SM Energy Co.	6.625%	1/15/2027	110	110
[8]	SM Energy Co.	6.750%	8/1/2029	20	20
[8]	SM Energy Co.	8.750%	7/1/2031	40	42
[8]	SM Energy Co.	7.000%	8/1/2032	115	117
[8]	SM Energy Co.	9.625%	6/15/2033	165	183
[8]	SM Energy Co.	6.625%	4/15/2034	115	115
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	120	125
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	20	20
[8]	Sunoco LP	5.625%	3/15/2031	45	45
[8]	Sunoco LP	5.375%	7/15/2031	45	45
[8]	Sunoco LP	5.625%	7/15/2034	65	64
[8]	Sunoco LP	7.875%	Perpetual	70	71
[8]	Tallgrass Energy Partners LP	6.000%	12/31/2030	20	20
[8]	Tallgrass Energy Partners LP	6.750%	3/15/2034	90	90
	Targa Resources Corp.	5.200%	7/1/2027	40	40
	Targa Resources Corp.	6.150%	3/1/2029	65	68
	Targa Resources Corp.	5.650%	2/15/2036	700	710
[4,10]	TotalEnergies Capital International SA	3.852%	3/3/2045	200	210
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	720	713
[4,10]	TotalEnergies SE	1.625%	Perpetual	100	111
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	393	391
[8]	Transocean International Ltd.	8.250%	5/15/2029	52	54
[8]	Transocean International Ltd.	8.500%	5/15/2031	125	131
[8]	Transocean International Ltd.	7.875%	10/15/2032	35	37
[8]	Valaris Ltd.	8.375%	4/30/2030	106	110
16

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	5.150%	2/15/2030	170	174
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	16	15
[8]	Venture Global LNG Inc.	8.375%	6/1/2031	20	21
[8]	Venture Global LNG Inc.	9.875%	2/1/2032	245	263
[8]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	30	31
[8]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	40	42
[8]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	240	250
[8]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	195	206
	Western Midstream Operating LP	4.750%	8/15/2028	40	40
	Williams Cos. Inc.	5.300%	8/15/2028	55	56
	Williams Cos. Inc.	4.900%	3/15/2029	300	303
	Williams Cos. Inc.	5.650%	3/15/2033	535	553
	Williams Cos. Inc.	5.800%	11/15/2054	570	550
					36,338
Financials (11.5%)
[8]	200 Park Funding Trust	5.740%	2/15/2055	294	282
	AerCap Ireland Capital DAC	3.650%	7/21/2027	300	297
	AerCap Ireland Capital DAC	4.625%	10/15/2027	300	300
	AerCap Ireland Capital DAC	4.875%	4/1/2028	276	278
	AerCap Ireland Capital DAC	3.000%	10/29/2028	1,260	1,213
	AerCap Ireland Capital DAC	5.100%	1/19/2029	750	760
	AerCap Ireland Capital DAC	4.125%	2/28/2029	400	395
	AerCap Ireland Capital DAC	6.150%	9/30/2030	300	315
	AerCap Ireland Capital DAC	4.375%	11/15/2030	357	351
	AerCap Ireland Capital DAC	3.300%	1/30/2032	300	273
	AerCap Ireland Capital DAC	3.400%	10/29/2033	150	133
	AerCap Ireland Capital DAC	4.950%	9/10/2034	900	877
[8]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	13	13
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	30	30
	Ally Financial Inc.	5.737%	5/15/2029	127	129
	American Express Co.	5.043%	7/26/2028	121	122
	American Express Co.	5.085%	1/30/2031	210	214
	American Express Co.	5.016%	4/25/2031	850	863
	American Express Co.	4.989%	5/26/2033	320	319
	American Express Co.	4.918%	7/20/2033	775	777
	American Express Co.	5.915%	4/25/2035	350	363
	American Express Co.	5.442%	1/30/2036	350	356
	American Express Co.	5.667%	4/25/2036	340	352
	American Express Co.	4.804%	10/24/2036	955	923
	American International Group Inc.	4.850%	5/7/2030	980	990
	American International Group Inc.	5.125%	3/27/2033	555	560
	American International Group Inc.	4.750%	4/1/2048	90	78
	American International Group Inc.	4.375%	6/30/2050	40	32
[8]	AmWINS Group Inc.	6.375%	2/15/2029	77	78
[8]	AmWINS Group Inc.	4.875%	6/30/2029	53	51
	Aon North America Inc.	5.150%	3/1/2029	140	143
	Aon North America Inc.	5.450%	3/1/2034	450	460
	Apollo Global Management Inc.	5.150%	8/12/2035	1,197	1,160
	Apollo Global Management Inc.	5.800%	5/21/2054	95	88
	Apollo Global Management Inc.	6.000%	12/15/2054	137	128
[8]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	5	5
	Ares Strategic Income Fund	5.700%	3/15/2028	130	130
	Ares Strategic Income Fund	6.350%	8/15/2029	8	8
[10]	Artea Bankas AB	3.739%	10/7/2029	300	343
	Arthur J Gallagher & Co.	4.600%	12/15/2027	200	201
[8]	Asurion LLC	8.000%	12/31/2032	235	244
[8]	Asurion LLC	8.375%	2/1/2034	85	83
	Athene Holding Ltd.	4.125%	1/12/2028	800	790
	Athene Holding Ltd.	3.450%	5/15/2052	370	225
	Athene Holding Ltd.	6.625%	10/15/2054	80	74
[10]	Athora Holding Ltd.	6.625%	6/16/2028	1,000	1,203
[10]	Athora Holding Ltd.	5.875%	9/10/2034	100	117
[8]	Aviation Capital Group LLC	4.875%	1/28/2033	515	497
	Banco Santander SA	6.607%	11/7/2028	100	105
	Banco Santander SA	5.439%	7/15/2031	100	103
[4]	Bank of America Corp.	4.948%	7/22/2028	340	342
[4]	Bank of America Corp.	3.970%	3/5/2029	120	119
[4]	Bank of America Corp.	2.496%	2/13/2031	725	670
	Bank of America Corp.	4.456%	2/6/2032	300	296
17

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	2.687%	4/22/2032	867	786
	Bank of America Corp.	2.572%	10/20/2032	720	641
	Bank of America Corp.	4.571%	4/27/2033	180	177
	Bank of America Corp.	5.511%	1/24/2036	350	357
	Bank of America Corp.	5.464%	5/9/2036	300	306
[4]	Bank of America Corp.	5.875%	2/7/2042	340	350
[4]	Bank of America Corp.	4.443%	1/20/2048	100	84
[4]	Bank of America Corp.	4.083%	3/20/2051	340	263
[4,10]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	200	225
	Bank of Montreal	3.088%	1/10/2037	270	240
	Bank of New York Mellon Corp.	4.543%	2/1/2029	150	151
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	120	131
	Bank of New York Mellon Corp.	5.316%	6/6/2036	979	992
	Bank of Nova Scotia	4.247%	2/2/2030	1,640	1,625
	Barclays plc	6.496%	9/13/2027	820	827
	Barclays plc	4.337%	1/10/2028	500	498
	Barclays plc	4.837%	9/10/2028	140	140
	Barclays plc	5.086%	2/25/2029	274	276
[4]	Barclays plc	5.088%	6/20/2030	200	201
	Barclays plc	2.894%	11/24/2032	570	509
[4,10]	Barclays plc	4.973%	5/31/2036	100	118
	Barclays plc	5.207%	2/24/2037	600	581
[4,10]	Barclays plc	4.616%	3/26/2037	200	232
	Barclays plc	4.950%	1/10/2047	300	265
[4,10]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	100	105
[8]	Block Inc.	5.625%	8/15/2030	200	199
	Block Inc.	6.500%	5/15/2032	105	106
[8]	Block Inc.	6.000%	8/15/2033	30	29
[8]	BNP Paribas SA	5.176%	1/9/2030	400	405
[8]	BNP Paribas SA	5.497%	5/20/2030	100	102
[8]	BNP Paribas SA	5.283%	11/19/2030	200	203
[8]	BNP Paribas SA	4.916%	1/15/2034	1,285	1,257
[8]	BNP Paribas SA	5.894%	12/5/2034	300	314
[11]	BPCE SA	2.500%	11/30/2032	400	504
[8]	BPCE SA	6.508%	1/18/2035	100	103
[8]	Bread Financial Holdings Inc.	6.750%	5/15/2031	75	74
	Brown & Brown Inc.	4.700%	6/23/2028	171	172
[8]	Burford Capital Global Finance LLC	8.500%	1/15/2034	50	43
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	190	203
	Capital One Financial Corp.	5.468%	2/1/2029	215	218
	Capital One Financial Corp.	6.312%	6/8/2029	355	367
	Capital One Financial Corp.	5.700%	2/1/2030	52	53
[4]	Capital One Financial Corp.	7.624%	10/30/2031	240	265
	Capital One Financial Corp.	5.268%	5/10/2033	50	50
	Capital One Financial Corp.	6.051%	2/1/2035	103	107
	Capital One Financial Corp.	6.183%	1/30/2036	410	417
	Capital One Financial Corp.	5.197%	9/11/2036	374	363
	Capital One Financial Corp.	5.399%	1/30/2037	2,780	2,728
	Carlyle Group Inc.	5.050%	9/19/2035	74	72
	Charles Schwab Corp.	6.136%	8/24/2034	167	178
	Citigroup Inc.	4.643%	5/7/2028	2,215	2,218
[4]	Citigroup Inc.	4.075%	4/23/2029	350	347
	Citigroup Inc.	4.542%	9/19/2030	520	518
	Citigroup Inc.	6.174%	5/25/2034	90	93
	Citigroup Inc.	5.827%	2/13/2035	120	122
	Citigroup Inc.	6.020%	1/24/2036	190	194
	Citizens Bank NA	4.192%	1/29/2029	300	298
[4,11]	Close Brothers Finance plc	1.625%	12/3/2030	100	109
[11]	Close Brothers Group plc	7.750%	6/14/2028	300	410
[8]	Cooperatieve Rabobank UA	3.649%	4/6/2028	200	198
[8]	Cooperatieve Rabobank UA	5.447%	3/5/2030	300	307
[4]	Cooperatieve Rabobank UA	5.250%	5/24/2041	1,525	1,478
	Cooperatieve Rabobank UA	5.750%	12/1/2043	380	370
	Cooperatieve Rabobank UA	5.250%	8/4/2045	950	866
	Corebridge Financial Inc.	3.650%	4/5/2027	50	50
	Corebridge Financial Inc.	3.850%	4/5/2029	30	29
[8]	Corebridge Global Funding	4.650%	8/20/2027	1,520	1,522
[8]	Credit Acceptance Corp.	9.250%	12/15/2028	50	52
[8]	Credit Acceptance Corp.	6.625%	3/15/2030	265	258
[8]	Credit Agricole SA	4.631%	9/11/2028	250	250
18

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Danske Bank A/S	5.427%	3/1/2028	200	202
[8]	Danske Bank A/S	4.999%	3/27/2032	1,160	1,163
	Deutsche Bank AG	2.552%	1/7/2028	310	305
[4]	Deutsche Bank AG	5.373%	1/10/2029	525	531
	Deutsche Bank AG	4.999%	9/11/2030	750	753
[4]	Deutsche Bank AG	3.547%	9/18/2031	730	686
	Deutsche Bank AG	4.469%	12/10/2031	360	354
	Deutsche Bank AG	4.725%	2/6/2032	300	295
	Deutsche Bank AG	7.079%	2/10/2034	575	615
[4,10]	Deutsche Bank AG	4.450%	5/15/2041	200	222
[4,10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	700	805
	Fifth Third Bancorp	6.339%	7/27/2029	1,393	1,444
	Fifth Third Bancorp	4.895%	9/6/2030	500	502
[8]	Focus Financial Partners LLC	6.750%	9/15/2031	75	75
[8]	Freedom Mortgage Corp.	6.625%	1/15/2027	100	100
[8]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	5	5
[8]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	80	75
[8]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	25	25
[8]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	30	28
[4,10]	GA Global Funding Trust	4.133%	9/16/2035	500	542
[8]	GGAM Finance Ltd.	8.000%	2/15/2027	160	161
[8]	Global Atlantic Fin Co.	7.950%	6/15/2033	138	148
[8]	Global Atlantic Fin Co.	6.750%	3/15/2054	60	56
[4]	Goldman Sachs Group Inc.	3.814%	4/23/2029	400	394
	Goldman Sachs Group Inc.	5.049%	7/23/2030	340	344
	Goldman Sachs Group Inc.	4.692%	10/23/2030	170	170
[4]	Goldman Sachs Group Inc.	5.207%	1/28/2031	340	346
[4]	Goldman Sachs Group Inc.	4.369%	10/21/2031	50	49
	Goldman Sachs Group Inc.	4.516%	1/21/2032	310	305
	Goldman Sachs Group Inc.	1.992%	1/27/2032	725	637
	Goldman Sachs Group Inc.	2.383%	7/21/2032	410	362
	Goldman Sachs Group Inc.	5.851%	4/25/2035	310	322
	Goldman Sachs Group Inc.	5.536%	1/28/2036	600	610
	Goldman Sachs Group Inc.	6.750%	10/1/2037	169	182
[4]	Goldman Sachs Group Inc.	4.411%	4/23/2039	25	22
	Goldman Sachs Group Inc.	6.250%	2/1/2041	100	106
	Goldman Sachs Group Inc.	2.908%	7/21/2042	570	402
	Golub Capital Private Credit Fund	5.875%	5/1/2030	209	205
[4,10]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	200	234
[10]	Grand City Properties Finance Sarl	4.750%	Perpetual	200	214
[10]	Helvetia Europe SA	2.750%	9/30/2041	300	322
[8]	Howden UK Refinance plc	7.250%	2/15/2031	60	61
[8]	Howden UK Refinance plc	8.125%	2/15/2032	165	155
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	505	492
	HPS Corporate Lending Fund	5.950%	4/14/2032	127	123
	HSBC Holdings plc	5.210%	8/11/2028	380	383
[4]	HSBC Holdings plc	2.013%	9/22/2028	450	434
	HSBC Holdings plc	5.130%	11/19/2028	200	202
	HSBC Holdings plc	4.899%	3/3/2029	695	699
	HSBC Holdings plc	4.950%	3/31/2030	400	404
[4]	HSBC Holdings plc	3.973%	5/22/2030	865	846
	HSBC Holdings plc	5.240%	5/13/2031	310	314
	HSBC Holdings plc	4.619%	11/6/2031	1,351	1,333
	HSBC Holdings plc	2.804%	5/24/2032	114	102
	HSBC Holdings plc	5.279%	3/10/2037	30	30
[4]	HSBC Holdings plc	6.500%	9/15/2037	230	242
	HSBC Holdings plc	6.800%	6/1/2038	300	327
	HSBC Holdings plc	6.100%	1/14/2042	390	413
	HSBC USA Inc.	4.650%	6/3/2028	296	298
	Huntington Bancshares Inc.	4.443%	8/4/2028	430	430
	Huntington Bancshares Inc.	6.208%	8/21/2029	400	415
	Huntington Bancshares Inc.	5.709%	2/2/2035	133	136
	Huntington Bancshares Inc.	2.487%	8/15/2036	60	51
	Huntington Bancshares Inc.	5.605%	1/28/2041	520	508
	Huntington National Bank	4.871%	4/12/2028	400	401
	Huntington National Bank	5.650%	1/10/2030	100	103
	Intercontinental Exchange Inc.	3.625%	9/1/2028	27	27
	Intercontinental Exchange Inc.	5.200%	6/15/2062	150	133
[4,10]	IWG US Finance LLC	6.500%	6/28/2030	100	123
[10]	IWG US Finance LLC	5.125%	5/14/2032	200	229
19

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	JAB Holdings BV	4.375%	4/25/2034	200	231
	JPMorgan Chase & Co.	4.979%	7/22/2028	578	582
	JPMorgan Chase & Co.	4.505%	10/22/2028	320	320
	JPMorgan Chase & Co.	5.012%	1/23/2030	380	385
	JPMorgan Chase & Co.	4.565%	6/14/2030	400	400
	JPMorgan Chase & Co.	4.603%	10/22/2030	190	190
[4]	JPMorgan Chase & Co.	2.522%	4/22/2031	300	277
	JPMorgan Chase & Co.	5.103%	4/22/2031	610	621
	JPMorgan Chase & Co.	2.963%	1/25/2033	380	345
	JPMorgan Chase & Co.	4.912%	7/25/2033	330	330
	JPMorgan Chase & Co.	5.350%	6/1/2034	400	408
	JPMorgan Chase & Co.	6.254%	10/23/2034	40	43
	JPMorgan Chase & Co.	5.576%	7/23/2036	843	854
	JPMorgan Chase & Co.	4.898%	1/22/2037	950	929
	JPMorgan Chase & Co.	5.193%	2/5/2037	3,570	3,505
	JPMorgan Chase & Co.	6.400%	5/15/2038	25	27
	JPMorgan Chase & Co.	5.400%	1/6/2042	460	452
	JPMorgan Chase & Co.	4.850%	2/1/2044	300	275
	JPMorgan Chase & Co.	4.950%	6/1/2045	310	280
	Keybank National Association	5.000%	1/26/2033	50	49
	KeyCorp	6.401%	3/6/2035	50	53
	KKR & Co. Inc.	5.100%	8/7/2035	110	106
[4,10]	Kommunalkredit Austria AG	5.250%	3/28/2029	500	595
[4,10]	Kommunalkredit Austria AG	4.250%	4/1/2031	200	230
	Lloyds Banking Group plc	4.976%	8/11/2033	500	498
	Lloyds Banking Group plc	4.943%	11/4/2036	350	338
	LPL Holdings Inc.	6.000%	5/20/2034	114	116
	M&T Bank Corp.	4.553%	8/16/2028	175	175
[4]	M&T Bank Corp.	4.833%	1/16/2029	330	331
	M&T Bank Corp.	5.179%	7/8/2031	338	341
	M&T Bank Corp.	6.082%	3/13/2032	207	217
	M&T Bank Corp.	5.053%	1/27/2034	311	307
	M&T Bank Corp.	5.400%	7/30/2035	398	397
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	242	243
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	387	388
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	340	307
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	740	694
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	203
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	755	744
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	380	334
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	400	406
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	400	393
[4]	Morgan Stanley	5.652%	4/13/2028	130	131
[4]	Morgan Stanley	3.591%	7/22/2028	110	109
	Morgan Stanley	5.123%	2/1/2029	140	142
	Morgan Stanley	4.654%	10/18/2030	1,170	1,169
	Morgan Stanley	5.230%	1/15/2031	300	305
[4]	Morgan Stanley	4.356%	10/22/2031	2,762	2,708
	Morgan Stanley	5.831%	4/19/2035	1,010	1,048
	Morgan Stanley	5.587%	1/18/2036	700	714
	Morgan Stanley	2.484%	9/16/2036	400	344
	Morgan Stanley	5.073%	1/30/2037	445	436
[4]	Morgan Stanley	3.971%	7/22/2038	25	22
[4]	Morgan Stanley	4.457%	4/22/2039	155	142
	Morgan Stanley	5.314%	1/18/2041	505	487
	Morgan Stanley	3.217%	4/22/2042	120	90
[4]	Morgan Stanley Bank NA	5.504%	5/26/2028	250	253
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	364	366
[4]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	3,100	3,068
	Nasdaq Inc.	5.350%	6/28/2028	36	37
[8]	National Australia Bank Ltd.	2.990%	5/21/2031	100	91
	National Bank of Canada	4.950%	2/1/2028	510	512
	NatWest Group plc	6.475%	6/1/2034	320	332
	Navient Corp.	4.875%	3/15/2028	4	4
	Navient Corp.	9.375%	7/25/2030	13	13
	Navient Corp.	11.500%	3/15/2031	50	51
[6,8]	Nippon Life Insurance Co.	5.046%	4/2/2033	200	200
[10]	Nippon Life Insurance Co.	4.114%	1/23/2055	100	111
	Nomura Holdings Inc.	5.594%	7/2/2027	200	203
	Nomura Holdings Inc.	5.842%	1/18/2028	200	204
20

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	2.999%	1/22/2032	100	90
	Northern Trust Corp.	4.150%	11/19/2030	306	303
	Northern Trust Corp.	6.125%	11/2/2032	450	481
	Northern Trust Corp.	5.117%	11/19/2040	917	894
[4,10]	Oldenburgische Landesbank AG	8.500%	4/24/2034	100	129
[8]	Omnis Funding Trust	6.722%	5/15/2055	253	255
	OneMain Finance Corp.	3.500%	1/15/2027	26	26
	OneMain Finance Corp.	6.125%	5/15/2030	20	20
	OneMain Finance Corp.	7.125%	11/15/2031	100	99
	OneMain Finance Corp.	6.750%	3/15/2032	110	107
	OneMain Finance Corp.	6.500%	3/15/2033	60	57
	OneMain Finance Corp.	6.750%	9/15/2033	140	135
[8]	Panther Escrow Issuer LLC	7.125%	6/1/2031	120	120
[8]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	490	497
[8]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	285	287
	Pinnacle Bank	5.957%	1/15/2036	275	272
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	292	298
[4]	PNC Bank NA	4.050%	7/26/2028	991	982
	PNC Financial Services Group Inc.	5.354%	12/2/2028	610	620
	PNC Financial Services Group Inc.	5.492%	5/14/2030	320	329
	PNC Financial Services Group Inc.	2.307%	4/23/2032	90	80
	PNC Financial Services Group Inc.	5.939%	8/18/2034	820	859
	PNC Financial Services Group Inc.	5.373%	7/21/2036	300	302
	PNC Financial Services Group Inc.	5.423%	1/25/2041	1	1
	Progressive Corp.	4.600%	3/26/2031	70	70
	Progressive Corp.	5.150%	3/26/2036	1,130	1,133
[4]	Prudential Financial Inc.	5.700%	12/14/2036	450	467
[4]	Prudential Financial Inc.	4.600%	5/15/2044	200	172
	Prudential Financial Inc.	3.935%	12/7/2049	380	283
	Prudential Financial Inc.	6.500%	3/15/2054	40	41
[4,10]	Public Property Invest A/S	4.625%	3/12/2030	720	843
[4,10]	Public Property Invest A/S	4.375%	10/1/2032	100	114
[10]	Raiffeisen Bank International AG	2.875%	6/18/2032	1,000	1,136
	Regions Financial Corp.	5.722%	6/6/2030	707	725
[8]	Rocket Cos. Inc.	6.500%	8/1/2029	35	35
[8]	Rocket Cos. Inc.	6.125%	8/1/2030	60	61
[8]	Rocket Cos. Inc.	6.375%	8/1/2033	120	121
[8]	Rocket Mortgage LLC	2.875%	10/15/2026	210	208
[8]	Rocket Mortgage LLC	3.625%	3/1/2029	30	28
[8]	Rocket Mortgage LLC	3.875%	3/1/2031	45	42
[4]	Royal Bank of Canada	4.650%	10/18/2030	250	251
[4]	Royal Bank of Canada	5.153%	2/4/2031	1,030	1,046
	Royal Bank of Canada	4.696%	8/6/2031	310	310
	Royal Bank of Canada	4.305%	11/3/2031	400	393
[8]	Ryan Specialty LLC	4.375%	2/1/2030	30	29
[8]	Ryan Specialty LLC	5.875%	8/1/2032	50	49
	Santander UK Group Holdings plc	4.320%	9/22/2029	1,687	1,671
[11]	Scottish Widows Ltd.	7.000%	6/16/2043	100	133
[8]	Shift4 Payments LLC	6.750%	8/15/2032	105	103
	Sixth Street Lending Partners	6.125%	7/15/2030	280	279
	State Street Corp.	4.834%	4/24/2030	544	553
	State Street Corp.	5.159%	5/18/2034	400	405
	State Street Corp.	5.146%	2/28/2036	320	321
	State Street Corp.	4.784%	10/23/2036	1,067	1,036
	Suci Second Investment Co.	4.375%	9/10/2027	1,915	1,906
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	730	723
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	365	359
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	880	850
[8]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	2,510	2,493
[8]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	3,840	3,794
	Toronto-Dominion Bank	4.783%	12/17/2029	370	374
	Toronto-Dominion Bank	5.298%	1/30/2032	1,000	1,028
	Toronto-Dominion Bank	4.928%	10/15/2035	360	354
[10]	Triodos Bank NV	4.875%	9/12/2029	800	938
[4,10]	Triodos Bank NV	2.250%	2/5/2032	300	340
[4]	Truist Bank	4.144%	1/27/2029	600	597
[4]	Truist Bank	4.136%	10/23/2029	800	792
[4]	Truist Bank	2.250%	3/11/2030	570	518
	UBS Americas Inc.	7.125%	7/15/2032	150	168
[8]	UBS Group AG	4.253%	3/23/2028	475	473
21

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	UBS Group AG	4.151%	12/23/2029	1,935	1,913
[8]	UBS Group AG	5.617%	9/13/2030	820	844
[8]	UBS Group AG	4.398%	9/23/2031	1,250	1,227
[8]	UBS Group AG	3.091%	5/14/2032	250	229
[8]	UBS Group AG	4.844%	11/6/2033	626	615
[8]	UBS Group AG	5.580%	5/9/2036	840	851
[8]	UBS Group AG	5.010%	3/23/2037	1,576	1,522
[8]	United Wholesale Mortgage LLC	5.750%	6/15/2027	10	10
	US Bancorp	5.775%	6/12/2029	447	460
	US Bancorp	5.384%	1/23/2030	50	51
	US Bancorp	5.083%	5/15/2031	950	963
[4]	US Bancorp	4.967%	7/22/2033	500	495
	US Bancorp	4.839%	2/1/2034	100	99
	US Bancorp	5.836%	6/12/2034	330	344
	US Bancorp	2.491%	11/3/2036	820	708
[8]	UWM Holdings LLC	6.625%	2/1/2030	10	9
[10]	Volksbank Wien AG	5.750%	6/21/2034	200	236
[10]	Volksbank Wien AG	5.500%	12/4/2035	200	235
[4]	Wells Fargo & Co.	4.300%	7/22/2027	300	299
[4]	Wells Fargo & Co.	2.393%	6/2/2028	60	59
[4]	Wells Fargo & Co.	4.808%	7/25/2028	400	402
	Wells Fargo & Co.	4.970%	4/23/2029	320	323
[4]	Wells Fargo & Co.	2.879%	10/30/2030	520	491
	Wells Fargo & Co.	5.499%	1/23/2035	400	407
	Wells Fargo & Co.	5.211%	12/3/2035	400	398
	Wells Fargo & Co.	5.605%	4/23/2036	600	614
	Wells Fargo & Co.	4.960%	1/23/2037	1,990	1,939
[4]	Wells Fargo & Co.	3.068%	4/30/2041	290	218
	Wells Fargo & Co.	3.900%	5/1/2045	150	117
[4]	Wells Fargo & Co.	4.400%	6/14/2046	781	624
	Wells Fargo & Co.	5.433%	1/23/2047	1,400	1,325
[8]	WEX Inc.	6.500%	3/15/2033	145	142
[10]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	200	204
					155,883
Health Care (2.8%)
[8]	1261229 BC Ltd.	10.000%	4/15/2032	205	209
	Abbott Laboratories	4.300%	3/15/2033	3,620	3,543
	Abbott Laboratories	5.600%	3/15/2066	1,085	1,058
	AbbVie Inc.	4.400%	3/15/2033	960	941
	AbbVie Inc.	5.650%	3/15/2066	350	341
	Amgen Inc.	2.450%	2/21/2030	500	465
	Amgen Inc.	5.250%	3/2/2030	910	935
	Amgen Inc.	5.250%	3/2/2033	330	339
	Amgen Inc.	4.850%	2/19/2036	760	746
	Amgen Inc.	3.150%	2/21/2040	825	641
	Amgen Inc.	5.150%	11/15/2041	390	370
	Amgen Inc.	5.600%	3/2/2043	145	143
	Amgen Inc.	4.875%	3/1/2053	400	345
	Amgen Inc.	5.650%	3/2/2053	1,105	1,069
	Amgen Inc.	5.650%	2/19/2056	600	580
	Amgen Inc.	5.750%	3/2/2063	100	96
	Augusta SpinCo Corp.	4.945%	3/23/2033	645	643
[8]	Bausch + Lomb Corp.	8.375%	10/1/2028	15	15
	Baxter International Inc.	2.272%	12/1/2028	620	577
	Baxter International Inc.	4.450%	2/15/2029	300	296
	Baxter International Inc.	2.539%	2/1/2032	330	278
[4,10]	Bayer AG	6.625%	9/25/2083	500	600
	Becton Dickinson & Co.	4.874%	2/8/2029	80	81
[8]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	30	29
	Boston Scientific Corp.	4.700%	3/1/2049	460	404
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	300	241
	Cardinal Health Inc.	5.750%	11/15/2054	355	347
	Cencora Inc.	2.700%	3/15/2031	460	419
	Cencora Inc.	4.600%	2/13/2033	180	177
	Cencora Inc.	4.300%	12/15/2047	25	21
[8]	Charles River Laboratories International Inc.	3.750%	3/15/2029	30	28
	Cigna Group	2.400%	3/15/2030	500	462
	Cigna Group	5.600%	2/15/2054	670	634
[8]	Community Health Systems Inc.	6.000%	1/15/2029	20	20
22

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Community Health Systems Inc.	10.875%	1/15/2032	92	99
[8]	Community Health Systems Inc.	9.750%	1/15/2034	80	83
	CVS Health Corp.	5.000%	1/30/2029	500	506
	CVS Health Corp.	5.700%	6/1/2034	480	493
	CVS Health Corp.	4.125%	4/1/2040	420	350
	CVS Health Corp.	5.875%	6/1/2053	510	483
[8]	DaVita Inc.	4.625%	6/1/2030	150	144
[8]	DaVita Inc.	3.750%	2/15/2031	14	13
[8]	DaVita Inc.	6.875%	9/1/2032	100	103
[8]	DaVita Inc.	6.750%	7/15/2033	30	31
	Elevance Health Inc.	5.150%	6/15/2029	100	102
	Elevance Health Inc.	4.550%	3/1/2048	90	74
	Elevance Health Inc.	3.600%	3/15/2051	100	69
	Elevance Health Inc.	5.650%	6/15/2054	185	174
	Elevance Health Inc.	5.700%	9/15/2055	205	196
	Eli Lilly & Co.	5.500%	2/12/2055	500	489
[8]	Fortrea Holdings Inc.	7.500%	7/1/2030	43	41
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	130	131
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	660	664
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	340	334
[8]	GENMAB A/S	6.250%	12/15/2032	10	10
	Gilead Sciences Inc.	2.800%	10/1/2050	320	199
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	520	450
	HCA Inc.	5.000%	3/1/2028	75	76
	HCA Inc.	5.250%	3/1/2030	145	148
	HCA Inc.	4.600%	11/15/2032	295	287
	HCA Inc.	5.450%	9/15/2034	35	35
	HCA Inc.	5.750%	3/1/2035	35	36
	HCA Inc.	4.900%	11/15/2035	170	164
	HCA Inc.	4.625%	3/15/2052	35	28
	Humana Inc.	5.750%	3/1/2028	200	204
[8]	IQVIA Inc.	5.000%	10/15/2026	160	160
[8]	IQVIA Inc.	6.250%	6/1/2032	80	81
	McKesson Corp.	4.950%	5/30/2032	1,205	1,223
[8]	Medline Borrower LP	6.250%	4/1/2029	10	10
[8]	Medline Borrower LP	5.250%	10/1/2029	13	13
	Merck & Co. Inc.	4.450%	12/4/2032	224	222
	Novartis Capital Corp.	4.100%	3/16/2029	1,280	1,279
	Novartis Capital Corp.	4.600%	3/18/2033	1,435	1,429
	Novartis Capital Corp.	4.900%	3/18/2036	660	658
	Novartis Capital Corp.	5.700%	3/18/2056	790	795
[8]	Organon & Co.	6.750%	5/15/2034	165	146
	Pfizer Inc.	4.500%	11/15/2032	365	362
	Pfizer Inc.	5.700%	11/15/2065	395	381
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	300	279
	Quest Diagnostics Inc.	4.200%	6/30/2029	55	55
[8]	Radiology Partners Inc.	8.500%	7/15/2032	65	66
[8]	Star Parent Inc.	9.000%	10/1/2030	15	16
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	125
	Tenet Healthcare Corp.	5.125%	11/1/2027	60	60
	Tenet Healthcare Corp.	4.625%	6/15/2028	30	30
	Tenet Healthcare Corp.	6.125%	10/1/2028	4	4
	Tenet Healthcare Corp.	6.125%	6/15/2030	30	30
[8]	Tenet Healthcare Corp.	5.500%	11/15/2032	155	154
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	8	8
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	36	36
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	140	144
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	90	91
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	760	751
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	320	316
	UnitedHealth Group Inc.	2.000%	5/15/2030	330	299
	UnitedHealth Group Inc.	4.650%	1/15/2031	1,375	1,382
	UnitedHealth Group Inc.	2.300%	5/15/2031	535	480
	UnitedHealth Group Inc.	4.500%	4/15/2033	435	425
	UnitedHealth Group Inc.	5.150%	7/15/2034	210	212
	UnitedHealth Group Inc.	4.625%	7/15/2035	400	387
	UnitedHealth Group Inc.	6.500%	6/15/2037	100	109
	UnitedHealth Group Inc.	3.500%	8/15/2039	450	365
	UnitedHealth Group Inc.	2.750%	5/15/2040	520	378
	UnitedHealth Group Inc.	4.750%	7/15/2045	500	436
23

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.250%	6/15/2048	585	465
	UnitedHealth Group Inc.	2.900%	5/15/2050	300	187
	UnitedHealth Group Inc.	5.750%	7/15/2064	660	628
	Zoetis Inc.	4.700%	2/1/2043	107	95
					38,081
Industrials (2.5%)
[8]	Air Canada	3.875%	8/15/2026	330	328
[8]	Allison Transmission Inc.	5.875%	6/1/2029	100	101
[8]	Allison Transmission Inc.	5.875%	12/1/2033	90	89
[8]	American Airlines Inc.	5.500%	4/20/2026	3	3
[8]	American Airlines Inc.	7.250%	2/15/2028	260	262
[8]	American Airlines Inc.	5.750%	4/20/2029	490	486
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	17	17
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	48	46
	Amphenol Corp.	3.900%	11/15/2028	184	183
	Amphenol Corp.	4.125%	11/15/2030	306	301
	Amphenol Corp.	4.400%	2/15/2033	169	165
	Amphenol Corp.	4.625%	2/15/2036	309	299
	Amphenol Corp.	5.300%	11/15/2055	201	189
	Boeing Co.	2.800%	3/1/2027	500	492
	Boeing Co.	5.040%	5/1/2027	1,060	1,066
	Boeing Co.	3.200%	3/1/2029	1,425	1,374
	Boeing Co.	6.298%	5/1/2029	1,170	1,229
	Boeing Co.	5.150%	5/1/2030	3,780	3,838
	Boeing Co.	3.625%	2/1/2031	1,875	1,782
	Boeing Co.	3.600%	5/1/2034	450	402
	Boeing Co.	6.528%	5/1/2034	1,205	1,313
	Boeing Co.	3.250%	2/1/2035	1,900	1,627
	Boeing Co.	5.705%	5/1/2040	450	451
	Boeing Co.	3.750%	2/1/2050	550	390
	Boeing Co.	5.805%	5/1/2050	445	430
	Boeing Co.	6.858%	5/1/2054	785	864
[8]	Bombardier Inc.	7.000%	6/1/2032	20	21
[8]	Bombardier Inc.	6.750%	6/15/2033	25	26
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	30	31
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	250	230
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	130
[8]	BWX Technologies Inc.	4.125%	6/30/2028	80	78
[8]	BWX Technologies Inc.	4.125%	4/15/2029	50	48
	Canadian Pacific Railway Co.	3.500%	5/1/2050	97	69
	Canadian Pacific Railway Co.	5.500%	3/15/2056	480	459
	Carrier Global Corp.	6.200%	3/15/2054	500	524
[8]	Clean Harbors Inc.	5.125%	7/15/2029	50	49
[8]	Clean Harbors Inc.	5.750%	10/15/2033	75	75
	CSX Corp.	6.150%	5/1/2037	300	324
	CSX Corp.	3.800%	11/1/2046	30	23
	Eaton Capital ULC	4.450%	5/9/2030	200	200
	Eaton Corp.	4.200%	3/6/2031	200	197
	Eaton Corp.	4.500%	3/6/2033	220	217
	Eaton Corp.	5.450%	3/6/2056	297	287
[8]	Enpro Inc.	6.125%	6/1/2033	65	66
[8]	Entegris Inc.	4.375%	4/15/2028	200	196
[8]	ERAC USA Finance LLC	7.000%	10/15/2037	95	108
[8]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	50	49
[8]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	680	668
[8]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	400	390
[8]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	470	454
[8]	First Student Bidco Inc.	4.000%	7/31/2029	50	48
[8]	Gates Corp.	6.875%	7/1/2029	200	205
	GE Vernova Inc.	4.250%	2/4/2031	218	215
	GE Vernova Inc.	5.500%	2/4/2056	567	545
[8]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	80	78
[8]	Herc Holdings Inc.	6.625%	6/15/2029	20	20
[8]	Herc Holdings Inc.	7.000%	6/15/2030	60	62
[8]	Herc Holdings Inc.	5.750%	3/15/2031	70	69
[8]	Herc Holdings Inc.	7.250%	6/15/2033	25	26
[8]	Herc Holdings Inc.	6.000%	3/15/2034	35	34
[8]	Honeywell Aerospace Inc.	4.600%	3/16/2033	476	470
[8]	Honeywell Aerospace Inc.	5.622%	3/16/2046	1,306	1,286
24

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Honeywell Aerospace Inc.	5.732%	3/16/2056	1,022	1,010
[8]	Honeywell Aerospace Inc.	5.852%	3/16/2066	911	903
	Howmet Aerospace Inc.	4.750%	4/15/2036	402	391
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	928	946
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	386	399
[8]	JetBlue Airways Corp.	9.875%	9/20/2031	151	143
	L3Harris Technologies Inc.	5.250%	6/1/2031	110	113
	Lockheed Martin Corp.	4.300%	6/15/2062	120	94
	Lockheed Martin Corp.	5.200%	2/15/2064	105	95
[8]	Moog Inc.	5.500%	10/15/2034	30	30
	Norfolk Southern Corp.	4.837%	10/1/2041	300	276
	Norfolk Southern Corp.	3.050%	5/15/2050	800	513
	Northrop Grumman Corp.	5.200%	6/1/2054	300	276
	RTX Corp.	4.875%	10/15/2040	150	142
	RTX Corp.	6.400%	3/15/2054	424	457
	Ryder System Inc.	4.300%	12/1/2030	133	131
[8]	Siemens Funding BV	5.900%	5/28/2065	370	377
[8]	TK Elevator US Newco Inc.	5.250%	7/15/2027	50	50
[8]	TopBuild Corp.	5.625%	1/31/2034	160	157
[8]	TransDigm Inc.	6.750%	8/15/2028	25	25
[8]	TransDigm Inc.	6.375%	3/1/2029	60	61
[8]	TransDigm Inc.	6.625%	3/1/2032	5	5
[8]	TransDigm Inc.	6.000%	1/15/2033	30	30
[8]	TransDigm Inc.	6.375%	5/31/2033	470	469
[8]	TransDigm Inc.	6.125%	7/31/2034	65	64
	United Airlines Holdings Inc.	4.875%	3/1/2029	60	59
	United Airlines Holdings Inc.	5.375%	3/1/2031	30	29
[8]	United Airlines Inc.	4.625%	4/15/2029	24	24
[8]	WESCO Distribution Inc.	5.250%	4/15/2031	35	35
[8]	WESCO Distribution Inc.	6.375%	3/15/2033	120	122
[8]	WESCO Distribution Inc.	5.500%	4/15/2034	30	30
					33,160
Materials (1.0%)
[8]	Alcoa Nederland Holding BV	6.125%	5/15/2028	35	35
[8]	Alumina Pty Ltd.	6.125%	3/15/2030	30	31
[8]	Alumina Pty Ltd.	6.375%	9/15/2032	250	256
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	940	946
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	830	839
[10]	Amcor UK Finance plc	3.750%	2/20/2033	200	223
	Amrize Finance US LLC	5.400%	4/7/2035	340	346
[8]	ARC Falcon I Inc.	9.750%	3/1/2033	200	192
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	30	27
[8,10]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	100	112
[8]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	75	74
	Ball Corp.	6.000%	6/15/2029	30	31
	Ball Corp.	2.875%	8/15/2030	104	95
	Ball Corp.	5.500%	9/15/2033	20	20
	Berry Global Inc.	5.650%	1/15/2034	9	9
[8]	Big River Steel LLC	6.625%	1/31/2029	235	235
[8]	Canpack SA	3.875%	11/15/2029	110	103
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	500	493
[8]	Chemours Co.	5.750%	11/15/2028	5	5
[8]	Chemours Co.	4.625%	11/15/2029	39	37
[8]	Chemours Co.	7.875%	3/15/2034	100	100
[8]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	195	186
[8]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	19	19
[8]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	55	54
[8]	Commercial Metals Co.	5.750%	11/15/2033	81	80
[8]	Commercial Metals Co.	6.000%	12/15/2035	45	44
	CRH America Finance Inc.	4.400%	2/9/2031	450	444
	CRH America Finance Inc.	5.000%	2/9/2036	850	834
	Crown Americas LLC	5.875%	6/1/2033	125	125
	Eastman Chemical Co.	4.500%	12/1/2028	41	41
[8]	Element Solutions Inc.	3.875%	9/1/2028	260	253
[8]	First Quantum Minerals Ltd.	7.250%	2/15/2034	20	20
	FMC Corp.	5.650%	5/18/2033	115	102
	FMC Corp.	8.450%	11/1/2055	140	91
[8]	Georgia-Pacific LLC	4.400%	6/30/2028	200	200
[6,8]	Glencore Funding LLC	5.200%	7/1/2033	870	870
25

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Graphic Packaging International LLC	4.750%	7/15/2027	10	10
[8]	Graphic Packaging International LLC	3.750%	2/1/2030	100	92
[8]	Hudbay Minerals Inc.	4.500%	4/1/2026	45	45
[8]	Kaiser Aluminum Corp.	4.500%	6/1/2031	120	113
[10]	Linde plc	3.750%	6/4/2044	200	212
	LYB International Finance III LLC	2.250%	10/1/2030	90	80
[8]	Magnera Corp.	4.750%	11/15/2029	30	27
[8]	Magnera Corp.	7.250%	11/15/2031	90	83
[8]	NOVA Chemicals Corp.	4.250%	5/15/2029	95	92
[8]	NOVA Chemicals Corp.	9.000%	2/15/2030	52	55
[8]	Novelis Corp.	4.750%	1/30/2030	417	395
[8]	Novelis Corp.	3.875%	8/15/2031	18	16
	Nutrien Ltd.	4.900%	6/1/2043	60	53
[8]	Olympus Water US Holding Corp.	7.250%	6/15/2031	30	29
[8]	Olympus Water US Holding Corp.	6.750%	8/1/2032	90	86
[8]	Olympus Water US Holding Corp.	7.250%	2/15/2033	300	287
[8]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	100	100
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	172	165
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	50	47
[8]	Qnity Electronics Inc.	5.750%	8/15/2032	125	125
[8]	Quikrete Holdings Inc.	6.375%	3/1/2032	80	81
[8]	Quikrete Holdings Inc.	6.750%	3/1/2033	105	107
[8]	Sealed Air Corp.	6.125%	2/1/2028	6	6
[8]	Sealed Air Corp.	5.000%	4/15/2029	10	10
[8]	Sealed Air Corp.	6.500%	7/15/2032	140	148
[4]	Sherwin-Williams Co.	4.550%	3/1/2028	215	216
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	210	213
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	520	511
[8]	SNF Group SACA	3.125%	3/15/2027	175	175
[8]	SNF Group SACA	3.375%	3/15/2030	100	92
	Steel Dynamics Inc.	4.000%	12/15/2028	630	624
	Suzano Netherlands BV	5.500%	1/15/2036	116	112
[4]	Vale Overseas Ltd.	6.000%	2/25/2056	366	361
[8]	WR Grace Holdings LLC	5.625%	8/15/2029	100	92
[8]	WR Grace Holdings LLC	7.375%	3/1/2031	70	70
[8]	WR Grace Holdings LLC	6.625%	8/15/2032	10	10
[8]	WR Grace Holdings LLC	7.000%	8/1/2033	26	25
	WRKCo Inc.	4.000%	3/15/2028	50	50
	WRKCo Inc.	4.200%	6/1/2032	300	288
					12,875
Real Estate (0.7%)
	American Homes 4 Rent LP	4.950%	6/15/2030	750	752
	Brandywine Operating Partnership LP	8.875%	4/12/2029	220	223
	Brandywine Operating Partnership LP	6.125%	1/15/2031	35	31
	COPT Defense Properties LP	4.500%	10/15/2030	61	60
	Crown Castle Inc.	3.650%	9/1/2027	800	791
	Crown Castle Inc.	5.000%	1/11/2028	340	343
	Crown Castle Inc.	3.800%	2/15/2028	330	325
	Crown Castle Inc.	4.900%	9/1/2029	400	402
	Crown Castle Inc.	3.300%	7/1/2030	865	811
[10]	Deutsche EuroShop AG	4.500%	10/15/2030	600	681
[4,10]	Deutsche Wohnen SE	1.300%	4/7/2041	100	71
[8]	EF Holdco	7.375%	9/30/2030	55	53
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	981	953
	Equinix Inc.	2.950%	9/15/2051	400	244
	Equinix Inc.	3.400%	2/15/2052	300	198
	ERP Operating LP	4.500%	7/1/2044	25	22
	Essex Portfolio LP	5.500%	4/1/2034	40	41
	Essex Portfolio LP	5.375%	4/1/2035	281	283
	Extra Space Storage LP	5.700%	4/1/2028	70	72
	Extra Space Storage LP	4.950%	1/15/2033	353	348
	Highwoods Realty LP	2.600%	2/1/2031	138	122
	Highwoods Realty LP	7.650%	2/1/2034	71	79
	Host Hotels & Resorts LP	4.250%	12/15/2028	185	183
	Hudson Pacific Properties LP	3.950%	11/1/2027	10	9
	Hudson Pacific Properties LP	5.950%	2/15/2028	75	71
	Mid-America Apartments LP	5.000%	3/15/2034	90	89
	MPT Operating Partnership LP	3.500%	3/15/2031	3	2
[8,10]	MPT Operating Partnership LP	7.000%	2/15/2032	100	113
26

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	MPT Operating Partnership LP	8.500%	2/15/2032	160	162
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	152	146
	Realty Income Corp.	5.125%	2/15/2034	200	201
	Regency Centers LP	5.250%	1/15/2034	200	202
[8]	RHP Hotel Properties LP	6.500%	6/15/2033	45	46
[8]	RHP Hotel Properties LP	5.750%	3/15/2034	50	49
	SBA Communications Corp.	3.875%	2/15/2027	100	99
[8]	Service Properties Trust	0.000%	9/30/2027	35	32
	Service Properties Trust	5.500%	12/15/2027	15	15
	Service Properties Trust	4.950%	10/1/2029	100	91
[8]	Starwood Property Trust Inc.	3.625%	7/15/2026	80	80
[8]	Starwood Property Trust Inc.	6.000%	4/15/2030	30	30
[8]	Starwood Property Trust Inc.	6.500%	10/15/2030	55	56
[10]	WP Carey Inc.	3.750%	5/10/2035	200	216
[8]	XHR LP	4.875%	6/1/2029	10	10
[8]	XHR LP	6.625%	5/15/2030	10	10
					8,817
Technology (3.4%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	300	298
	Broadcom Inc.	4.600%	7/15/2030	1,501	1,508
	Broadcom Inc.	4.600%	1/15/2033	1,020	1,005
	Broadcom Inc.	2.600%	2/15/2033	320	280
[8]	Broadcom Inc.	4.926%	5/15/2037	30	29
	Broadcom Inc.	5.700%	1/15/2056	657	653
	CDW LLC	5.100%	3/1/2030	50	50
[8]	Central Parent Inc.	7.250%	6/15/2029	191	137
[8]	Central Parent LLC	8.000%	6/15/2029	54	40
[8]	Cloud Software Group Inc.	6.500%	3/31/2029	72	70
[8]	Cloud Software Group Inc.	9.000%	9/30/2029	216	208
[8]	Cloud Software Group Inc.	8.250%	6/30/2032	108	103
	Dell International LLC	4.750%	4/1/2028	390	393
	Dell International LLC	5.300%	10/1/2029	90	92
	Dell International LLC	4.350%	2/1/2030	1,290	1,277
	Dell International LLC	4.750%	10/6/2032	600	591
[8]	Ellucian Holdings Inc.	6.500%	12/1/2029	25	24
[8]	Esab Corp.	6.250%	4/15/2029	80	81
[8]	Esab Corp.	5.625%	4/1/2031	90	91
[8]	Fair Isaac Corp.	4.000%	6/15/2028	30	29
[8]	Fair Isaac Corp.	6.000%	5/15/2033	90	88
[8]	Fair Isaac Corp.	6.250%	9/15/2034	155	152
	Fiserv Inc.	4.200%	10/1/2028	400	395
	Fiserv Inc.	4.400%	7/1/2049	310	234
[8]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,360	1,421
[8]	Foundry JV Holdco LLC	5.900%	1/25/2033	4,364	4,492
[8]	Foundry JV Holdco LLC	6.100%	1/25/2036	1,975	2,037
[8]	Foundry JV Holdco LLC	6.200%	1/25/2037	1,280	1,324
[8]	Gen Digital Inc.	6.250%	4/1/2033	55	53
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	994	988
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	888	887
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	406	404
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	40	40
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	122	118
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	500	498
[8]	Imola Merger Corp.	4.750%	5/15/2029	160	156
	Intel Corp.	3.150%	5/11/2027	400	394
	Intel Corp.	4.875%	2/10/2028	550	554
	Intel Corp.	1.600%	8/12/2028	570	534
	Intel Corp.	4.000%	8/5/2029	430	423
	Intel Corp.	2.450%	11/15/2029	918	852
	Intel Corp.	5.125%	2/10/2030	400	405
	Intel Corp.	3.900%	3/25/2030	500	485
	Intel Corp.	5.000%	2/21/2031	400	403
	Intel Corp.	4.000%	12/15/2032	485	456
	Intel Corp.	5.200%	2/10/2033	888	895
	Intel Corp.	4.800%	10/1/2041	300	262
	Intel Corp.	4.100%	5/19/2046	230	172
	Intel Corp.	3.734%	12/8/2047	392	274
	Intel Corp.	3.250%	11/15/2049	650	410
	Intel Corp.	3.050%	8/12/2051	434	263
27

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	5.700%	2/10/2053	138	127
	Intel Corp.	5.600%	2/21/2054	1,003	919
	Intel Corp.	3.100%	2/15/2060	440	242
	Intel Corp.	5.050%	8/5/2062	1,065	859
	International Business Machines Corp.	4.950%	2/3/2036	300	292
	International Business Machines Corp.	5.800%	2/3/2056	130	124
	Jabil Inc.	4.750%	2/1/2033	60	58
[8]	Kioxia Holdings Corp.	6.250%	7/24/2030	35	36
[8]	Kioxia Holdings Corp.	6.625%	7/24/2033	65	67
	Lam Research Corp.	2.875%	6/15/2050	300	189
[8]	McAfee Corp.	7.375%	2/15/2030	114	94
	Oracle Corp.	4.500%	5/6/2028	300	299
	Oracle Corp.	4.800%	8/3/2028	380	380
	Oracle Corp.	4.550%	2/4/2029	442	436
	Oracle Corp.	2.950%	4/1/2030	475	433
	Oracle Corp.	3.250%	5/15/2030	210	194
	Oracle Corp.	4.450%	9/26/2030	1,189	1,146
	Oracle Corp.	4.950%	2/4/2031	870	852
	Oracle Corp.	4.800%	9/26/2032	231	220
	Oracle Corp.	5.350%	5/4/2033	3,408	3,316
	Oracle Corp.	3.600%	4/1/2040	1,020	740
	Oracle Corp.	5.875%	9/26/2045	460	397
	Oracle Corp.	6.550%	2/4/2046	931	869
	Oracle Corp.	4.000%	11/15/2047	165	109
	Oracle Corp.	3.850%	4/1/2060	19	11
	Oracle Corp.	5.500%	9/27/2064	244	186
	Paychex Inc.	5.350%	4/15/2032	120	121
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	15	15
[8]	Rocket Software Inc.	9.000%	11/28/2028	15	15
	Salesforce Inc.	4.650%	3/15/2029	4,200	4,208
	Salesforce Inc.	5.200%	3/15/2033	710	709
	Salesforce Inc.	5.550%	3/15/2036	440	439
[8]	SS&C Technologies Inc.	5.500%	9/30/2027	205	205
	Synopsys Inc.	4.650%	4/1/2028	420	422
[8]	UKG Inc.	6.875%	2/1/2031	200	196
	Verisk Analytics Inc.	4.125%	3/15/2029	400	398
	Workday Inc.	3.700%	4/1/2029	25	24
					46,375
Utilities (2.6%)
	AEP Texas Inc.	5.450%	5/15/2029	70	72
[4]	AEP Texas Inc.	5.200%	4/15/2036	710	699
	AEP Texas Inc.	5.850%	10/15/2055	360	347
	AEP Transmission Co. LLC	5.375%	6/15/2035	275	280
[6]	American Water Capital Corp.	5.200%	4/1/2036	1,620	1,621
[4]	Appalachian Power Co.	4.500%	3/1/2049	210	170
	Atmos Energy Corp.	5.000%	12/15/2054	230	204
	Atmos Energy Corp.	5.450%	1/15/2056	450	430
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	25	22
[8]	California Buyer Ltd.	6.375%	2/15/2032	85	83
[4]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	360	353
[8]	Clearway Energy Operating LLC	4.750%	3/15/2028	15	15
[8]	Clearway Energy Operating LLC	3.750%	2/15/2031	100	93
[8]	Clearway Energy Operating LLC	3.750%	1/15/2032	100	91
[4]	Colbun SA	5.375%	9/11/2035	110	108
	Commonwealth Edison Co.	3.000%	3/1/2050	420	269
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	90	76
	Constellation Energy Generation LLC	4.400%	1/15/2031	310	306
	Constellation Energy Generation LLC	5.875%	1/15/2066	150	144
[4]	Dominion Energy Inc.	3.375%	4/1/2030	400	382
[4]	Dominion Energy Inc.	2.250%	8/15/2031	5	4
	Dominion Energy Inc.	5.375%	11/15/2032	5	5
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	267	263
[4]	DTE Electric Co.	4.850%	3/1/2036	780	765
[4]	DTE Electric Co.	5.550%	3/1/2056	450	435
	Duke Energy Carolinas LLC	3.750%	6/1/2045	60	46
	Duke Energy Carolinas LLC	3.700%	12/1/2047	30	22
	Duke Energy Corp.	4.300%	3/15/2028	50	50
	Duke Energy Corp.	4.850%	1/5/2029	200	203
	Duke Energy Corp.	4.950%	9/15/2035	300	293
28

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	5.000%	8/15/2052	400	342
[8]	ENEL Finance International NV	3.625%	5/25/2027	400	396
[4]	Energuate Trust 2 0	6.350%	9/15/2035	390	383
[4,11]	Engie SA	5.625%	4/3/2053	100	115
	Entergy Arkansas LLC	3.350%	6/15/2052	90	60
	Entergy Louisiana LLC	4.900%	4/15/2036	340	332
	Entergy Mississippi LLC	5.050%	4/15/2036	350	344
	Entergy Mississippi LLC	5.800%	4/15/2055	180	178
	Entergy Texas Inc.	5.000%	9/15/2052	25	22
	Exelon Corp.	5.300%	3/15/2033	400	410
	Exelon Corp.	4.100%	3/15/2052	130	98
	Exelon Corp.	5.600%	3/15/2053	230	217
	Exelon Corp.	5.875%	3/15/2055	570	556
[4]	FirstEnergy Corp.	4.850%	7/15/2047	410	350
[4]	FirstEnergy Corp.	3.400%	3/1/2050	200	134
[8]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	720	717
	FirstEnergy Transmission LLC	4.550%	1/15/2030	5	5
	FirstEnergy Transmission LLC	4.750%	1/15/2033	179	176
	Georgia Power Co.	4.850%	3/15/2031	330	335
	Georgia Power Co.	4.950%	5/17/2033	325	328
	Georgia Power Co.	5.250%	3/15/2034	400	409
	Georgia Power Co.	4.300%	3/15/2042	300	259
	Georgia Power Co.	5.125%	5/15/2052	2	2
[8]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	290	290
[4]	Indiana Michigan Power Co.	3.750%	7/1/2047	260	192
[8]	Jersey Central Power & Light Co.	4.150%	1/15/2029	60	60
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	390	388
	MidAmerican Energy Co.	5.850%	9/15/2054	900	902
	MidAmerican Energy Co.	5.300%	2/1/2055	160	148
	National Grid plc	5.602%	6/12/2028	900	921
	National Grid plc	5.809%	6/12/2033	220	230
	National Grid plc	5.418%	1/11/2034	300	306
	NiSource Inc.	5.200%	7/1/2029	175	179
	NiSource Inc.	5.350%	4/1/2034	6	6
	NiSource Inc.	4.375%	5/15/2047	100	81
	NiSource Inc.	5.850%	4/1/2055	440	427
[8]	NRG Energy Inc.	5.750%	7/15/2029	30	30
[8]	NRG Energy Inc.	5.750%	1/15/2034	100	99
[8]	NRG Energy Inc.	6.250%	11/1/2034	70	70
[8]	NRG Energy Inc.	6.000%	1/15/2036	130	129
	Pacific Gas & Electric Co.	6.100%	1/15/2029	1,300	1,345
	Pacific Gas & Electric Co.	5.550%	5/15/2029	90	92
	Pacific Gas & Electric Co.	5.200%	5/1/2036	855	834
	Pacific Gas & Electric Co.	4.500%	7/1/2040	325	278
	Pacific Gas & Electric Co.	6.000%	5/1/2056	470	447
[8]	Pattern Energy Operations LP	4.500%	8/15/2028	8	8
	Pinnacle West Capital Corp.	4.900%	5/15/2028	160	161
	PPL Electric Utilities Corp.	5.250%	5/15/2053	425	395
[8]	PSEG Power LLC	5.200%	5/15/2030	645	655
	Public Service Co. of Colorado	5.050%	6/15/2036	860	848
	Public Service Co. of Oklahoma	5.450%	1/15/2036	3	3
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	210	214
	Southern California Edison Co.	5.150%	6/1/2029	500	507
	Southern California Edison Co.	4.800%	3/15/2033	950	933
[4]	Southern California Gas Co.	3.950%	2/15/2050	90	67
	Southern Co.	5.500%	3/15/2029	350	361
[4]	Southern Co.	3.700%	4/30/2030	370	358
	Southern Co.	5.200%	6/15/2033	720	728
	Southern Co.	5.700%	3/15/2034	1,375	1,426
	Southern Co.	4.850%	3/15/2035	210	204
[4]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	70	69
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	300	305
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	530	523
[4]	Southern Power Co.	4.900%	10/1/2035	230	223
	Southwestern Electric Power Co.	5.300%	4/1/2033	1,025	1,041
	Southwestern Electric Power Co.	5.200%	4/1/2036	660	649
[4,11]	SW Finance I plc	1.625%	3/30/2027	300	381
[11]	SW Finance I plc	7.750%	10/31/2031	500	691
[4,11]	SW Finance I plc	6.875%	8/7/2032	100	135
[8]	Talen Energy Supply LLC	6.250%	2/1/2034	105	104
29

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Talen Energy Supply LLC	6.500%	2/1/2036	75	76
[8]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	290	295
[4,11]	United Utilities Water Finance plc	5.125%	10/6/2038	100	118
[4,11]	United Utilities Water Finance plc	5.250%	1/22/2046	100	111
[10]	Veolia Environnement SA	1.625%	Perpetual	100	114
[4]	Virginia Electric & Power Co.	4.625%	5/15/2052	225	185
	Virginia Electric & Power Co.	5.700%	8/15/2053	50	48
[8]	Vistra Operations Co. LLC	5.625%	2/15/2027	130	130
[8]	Vistra Operations Co. LLC	5.000%	7/31/2027	64	64
[8]	Vistra Operations Co. LLC	4.300%	10/15/2028	810	801
[8]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	95	94
[8]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	190	196
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	120	127
[4,11]	Yorkshire Water Finance plc	5.500%	4/28/2035	100	124
[4,11]	Yorkshire Water Finance plc	2.750%	4/18/2041	200	164
					35,109
Total Corporate Bonds (Cost $447,136)					441,790
Floating Rate Loan Interests (0.3%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.418%	5/28/2032	54	53
[7]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.918%	4/20/2028	10	10
[7]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.918%	9/19/2030	35	34
[7]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.418%	2/15/2029	208	204
[7]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	1/15/2031	254	254
[7]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.950%	9/13/2032	224	225
[7]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/10/2031	15	15
[7]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	25	25
[7]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.918%	10/28/2032	30	30
[7]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.418%	1/28/2032	279	278
[7]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.168%	5/6/2030	21	21
[7]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	6.418%	3/26/2032	243	224
[7]	Dayforce Bidco LLC First Lien Initial Term Loan, TSFR3M + 3.000%	6.661%	2/4/2033	45	42
[7]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	4/23/2031	16	16
[7]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	50	49
[7]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.918%	1/26/2033	25	25
[7]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 3.000%	6.675%	9/13/2032	340	340
[7]	Hologic Inc. First Lien Term Loan B, TSFR12M + 2.250%	5.755%	1/14/2033	265	262
[7]	Light & Wonder International Inc. First Lien Term Loan B-3, TSFR1M + 2.000%	5.675%	4/16/2029	20	20
[7]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.668%	3/1/2029	208	186
[7]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.421%	1/28/2031	5	5
[7]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	105	104
[7,10]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	75	86
[7]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	324	324
[7]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR1M + 2.000%	5.668%	10/29/2032	40	40
[7]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.418%	11/28/2028	128	123
[7]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.670%	7/9/2032	130	129
[7]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.168%	7/31/2031	118	116
[7]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.377%	4/30/2030	30	30
[7]	TKO Worldwide Holdings LLC First Lien Term Loan B-5, TSFR3M + 2.000%	5.664%	11/21/2031	25	25
[7]	TransDigm Inc. First Lien Term Loan N, TSFR3M + 2.500%	6.160%	2/14/2033	15	15
[7]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	40	39
[7]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.161%	1/30/2031	30	30
Total Floating Rate Loan Interests (Cost $3,434)					3,379
Sovereign Bonds (17.3%)
[10]	Adif Alta Velocidad	3.125%	1/31/2030	900	1,039
[10]	Adif Alta Velocidad	3.625%	4/30/2035	1,100	1,263
[4]	Agence Francaise de Developpement	4.125%	2/4/2031	5,200	5,156
30

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	Arab Republic of Egypt	4.750%	4/16/2026	428	493
[4]	Arab Republic of Egypt	7.500%	1/31/2027	1,695	1,704
[4]	Arab Republic of Egypt	5.800%	9/30/2027	715	706
[4]	Arab Republic of Egypt	5.875%	2/16/2031	200	185
[4]	Arab Republic of Egypt	9.450%	2/4/2033	300	315
[4]	Arab Republic of Egypt	7.903%	2/21/2048	500	407
[4]	Arab Republic of Egypt	8.700%	3/1/2049	200	175
[4]	Argentine Republic	1.000%	7/9/2029	747	654
[4]	Argentine Republic	0.750%	7/9/2030	2,144	1,794
[4]	Argentine Republic	5.000%	1/9/2038	800	603
[4]	Argentine Republic	4.125%	7/9/2046	1,458	999
[4]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	300	301
[4,8]	Benin Government Bond	7.960%	2/13/2038	300	294
[4]	Benin Government Bond	8.375%	1/23/2041	200	198
[4]	Bermuda	3.717%	1/25/2027	540	536
[4,8]	Caisse d'Amortissement de la Dette Sociale	4.000%	2/12/2031	2,781	2,753
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	595	621
[4,8]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,199	4,169
[4]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,710	4,680
[4,8]	Central American Bank for Economic Integration	3.750%	1/22/2029	4,237	4,200
[10]	City of Madrid Spain	3.360%	10/31/2035	2,280	2,572
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	267	269
	Corp. Andina de Fomento	4.625%	1/15/2036	4,877	4,822
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,710	1,691
[4]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	2,130	1,996
[4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	1,005	1,027
[4]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	909	946
[4]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	1,180	1,186
[4]	Dominican Republic	5.950%	1/25/2027	6,171	6,202
[4]	Dominican Republic	6.000%	7/19/2028	1,400	1,410
[4]	Dominican Republic	5.500%	2/22/2029	2,104	2,087
[4]	Dominican Republic	4.500%	1/30/2030	1,553	1,476
[4]	Dominican Republic	7.050%	2/3/2031	3,250	3,363
[4]	Dominican Republic	4.875%	9/23/2032	940	866
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	1,544	1,550
	Ecopetrol SA	8.625%	1/19/2029	69	73
	Ecopetrol SA	7.750%	2/1/2032	387	391
[13]	Eskom Holdings	4.314%	7/23/2027	7,465	7,340
[4,10]	European Union	2.750%	12/13/2032	928	1,051
[4,10]	European Union	3.750%	10/12/2045	805	904
[4,10]	European Union	0.300%	11/4/2050	1,548	802
[4,10]	European Union	0.700%	7/6/2051	2,209	1,234
[4]	Federal Republic of Nigeria	8.375%	3/24/2029	200	210
[4]	Federal Republic of Nigeria	7.143%	2/23/2030	500	504
[4,8]	Federal Republic of Nigeria	8.631%	1/13/2036	275	286
	Federative Republic of Brazil	5.500%	2/4/2033	5,337	5,237
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	200	205
[4]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	230	237
[8,10]	Hellenic Republic	3.375%	6/16/2036	2,039	2,265
[8,10]	Hellenic Republic	4.375%	7/18/2038	403	482
[10]	Hellenic Republic	4.200%	1/30/2042	213	247
[8,10]	Hellenic Republic	4.125%	6/15/2054	472	517
[4]	Ivory Coast Government Bond	8.075%	4/1/2036	761	774
[4,14]	Japan	0.400%	3/20/2050	555,450	1,738
[4,10]	Junta de Andalucia	3.450%	4/30/2036	2,375	2,708
[4,8]	Kingdom of Bahrain	7.100%	2/3/2038	371	348
[4]	Kingdom of Belgium	4.875%	6/10/2055	388	345
[4]	Kingdom of Morocco	5.950%	3/8/2028	3,760	3,823
[4,8]	Kingdom of Saudi Arabia	5.875%	1/12/2056	3,320	3,157
[4]	Kingdom of Saudi Arabia	3.450%	2/2/2061	264	163
[8,10]	Kingdom of Spain	3.950%	10/31/2056	689	769
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	882	872
[4,15]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	2,520	2,549
[4,10,15]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	309	374
[4]	OCP SA	6.100%	4/30/2030	273	277
[4]	Oman Government Bond	4.750%	6/15/2026	4,271	4,268
[4]	Oman Government Bond	5.375%	3/8/2027	3,895	3,912
[4]	Oman Government Bond	6.750%	10/28/2027	1,253	1,287
[4]	Paraguay Government Bond	4.950%	4/28/2031	2,503	2,493
[4]	Paraguay Government Bond	5.850%	8/21/2033	200	206
31

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	201	200
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	400	403
	Petroleos Mexicanos	6.490%	1/23/2027	387	390
	Petroleos Mexicanos	6.500%	3/13/2027	612	618
	Petroleos Mexicanos	5.350%	2/12/2028	2,040	2,019
	Petroleos Mexicanos	6.500%	1/23/2029	2,230	2,234
	Petroleos Mexicanos	8.750%	6/2/2029	4,205	4,421
	Petroleos Mexicanos	6.840%	1/23/2030	451	451
	Petroleos Mexicanos	6.375%	1/23/2045	180	142
	Petroleos Mexicanos	6.750%	9/21/2047	10	8
	Petroleos Mexicanos	6.350%	2/12/2048	160	122
[4]	Petroliam Nasional Bhd.	7.625%	10/15/2026	400	407
[4,8,10]	Portuguese Republic	3.625%	6/12/2054	1,139	1,234
[10]	Province of Manitoba	3.350%	2/4/2036	1,481	1,675
[10]	Queensland Treasury Corp.	3.250%	5/21/2035	1,180	1,341
[4]	Republic of Chile	2.750%	1/31/2027	2,400	2,367
[4]	Republic of Chile	3.240%	2/6/2028	2,000	1,960
[4,10]	Republic of Chile	3.750%	1/14/2032	75	86
[4]	Republic of Colombia	6.500%	1/21/2033	1,033	1,009
[4]	Republic of Colombia	5.000%	6/15/2045	940	673
[4]	Republic of Colombia	4.125%	5/15/2051	2,200	1,329
	Republic of Costa Rica	7.158%	3/12/2045	400	426
	Republic of Costa Rica	7.300%	11/13/2054	700	759
[4,10]	Republic of Cyprus	3.250%	1/28/2036	4,291	4,820
[4]	Republic of Ecuador	0.000%	7/31/2030	2,591	2,166
[4]	Republic of Ecuador	6.900%	7/31/2035	1,215	1,071
[8]	Republic of Ecuador	9.250%	1/29/2039	214	210
[4]	Republic of Ecuador	5.000%	7/31/2040	800	627
[4]	Republic of El Salvador	8.625%	2/28/2029	131	137
[4]	Republic of El Salvador	9.250%	4/17/2030	827	861
[4]	Republic of Ghana	0.000%	7/3/2026	30	29
[4]	Republic of Ghana	5.000%	7/3/2029	573	547
[4]	Republic of Guatemala	4.375%	6/5/2027	1,300	1,288
[4]	Republic of Guatemala	5.250%	8/10/2029	200	199
[4]	Republic of Guatemala	4.900%	6/1/2030	3,852	3,789
[4]	Republic of Guatemala	7.050%	10/4/2032	557	596
[4]	Republic of Hungary	6.125%	5/22/2028	1,439	1,472
[4]	Republic of Hungary	6.250%	9/22/2032	544	567
[10]	Republic of Hungary	4.250%	5/26/2033	470	535
[4,8]	Republic of Hungary	6.000%	9/26/2035	1,970	1,997
[4]	Republic of Hungary	6.750%	9/23/2055	1,995	2,029
[10]	Republic of Iceland	2.625%	5/27/2030	1,429	1,619
[4]	Republic of Indonesia	5.250%	1/15/2030	1,000	1,012
[10]	Republic of Indonesia	1.100%	3/12/2033	120	111
[10]	Republic of Indonesia	3.750%	10/16/2033	2,850	3,140
[10]	Republic of Indonesia	4.100%	3/4/2034	398	442
[4,8]	Republic of Kazakhstan	4.412%	10/28/2030	898	879
[4]	Republic of Kazakhstan	4.412%	10/28/2030	200	196
[4,8]	Republic of Kenya	8.700%	2/26/2039	626	565
[4]	Republic of Latvia	5.125%	7/30/2034	1,500	1,505
[4,10]	Republic of Lithuania	3.625%	3/10/2036	823	928
[4]	Republic of Panama	2.252%	9/29/2032	400	329
[4]	Republic of Panama	5.227%	2/23/2034	748	724
[4]	Republic of Paraguay	5.000%	4/15/2026	711	712
	Republic of Peru	2.844%	6/20/2030	604	561
[4]	Republic of Peru	2.783%	1/23/2031	1,415	1,291
[4,10]	Republic of Romania	5.375%	3/22/2031	175	204
[4,10]	Republic of Romania	2.124%	7/16/2031	722	717
[4,10]	Republic of Romania	5.125%	9/24/2031	24	28
[4,10]	Republic of Romania	5.875%	7/11/2032	60	70
[4]	Republic of Romania	7.125%	1/17/2033	500	524
[4,10]	Republic of Romania	5.375%	6/7/2033	200	226
[4]	Republic of Romania	6.375%	1/30/2034	100	99
[4,8]	Republic of Romania	5.750%	7/4/2036	1,184	1,098
[4]	Republic of South Africa	4.875%	4/14/2026	200	200
[4]	Republic of South Africa	4.850%	9/27/2027	690	689
[4,16]	Republic of South Africa	6.250%	3/31/2036	36,360	1,729
[4]	Republic of South Africa	7.950%	11/19/2054	300	298
[8]	Republic of Sri Lanka	4.000%	4/15/2028	12	11
[4]	Republic of Sri Lanka	3.100%	1/15/2030	80	74
32

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Republic of Sri Lanka	3.100%	1/15/2030	32	30
[4]	Republic of Sri Lanka	3.600%	6/15/2035	9	7
[4]	Republic of Sri Lanka	3.600%	2/15/2038	105	94
	Republic of the Philippines	5.170%	10/13/2027	200	202
	Republic of the Philippines	5.250%	5/14/2034	1,700	1,701
[4,8]	Republic of Trinidad & Tobago	6.500%	1/28/2036	1,700	1,678
[4]	Republic of Turkiye	5.125%	2/17/2028	510	503
[4]	Republic of Turkiye	6.125%	10/24/2028	600	601
[4]	Republic of Turkiye	7.625%	4/26/2029	200	206
[4]	Republic of Turkiye	5.950%	1/15/2031	1,200	1,155
[4]	Republic of Turkiye	7.125%	2/12/2032	517	518
	Republic of Turkiye	7.250%	5/29/2032	1,100	1,103
	Republic of Turkiye	6.300%	3/14/2033	3,880	3,673
[4]	Republic of Turkiye	4.875%	4/16/2043	223	156
[4,8,10]	Republic of Uzbekistan Bond	5.375%	5/29/2027	3,225	3,754
[4,10]	Republic of Uzbekistan Bond	5.100%	2/25/2029	1,270	1,470
[4]	Republic of Zambia	5.750%	6/30/2033	1,769	1,658
[4,8]	Saudi Arabian Oil Co.	4.375%	2/2/2031	1,600	1,553
[4,10]	Serbia International Bond	3.125%	5/15/2027	4,098	4,682
[4,8]	Serbia International Bond	2.125%	12/1/2030	703	605
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	1,220	1,180
[10]	Slovakia Government Bond	3.750%	2/27/2040	1,492	1,654
[10]	Slovakia Government Bond	4.125%	2/19/2046	1,880	2,123
[4,10]	State of Israel	5.000%	10/30/2026	650	758
[4]	State of Israel	5.375%	3/12/2029	432	438
[4]	State of Israel	2.500%	1/15/2030	1,100	1,009
[4]	State of Israel	5.375%	2/19/2030	400	406
[4]	State of Israel	4.500%	1/13/2031	1,029	1,008
[4]	State of Israel	5.750%	3/12/2054	200	186
[10]	Treasury Corp. of Victoria	3.625%	9/29/2040	1,866	2,112
[8]	Ukraine Government Bond	0.000%	2/1/2030	3	2
[4,8]	Ukraine Government Bond	4.000%	2/1/2032	63	45
[4]	Ukraine Government Bond	0.000%	2/1/2034	50	21
[8]	Ukraine Government Bond	4.500%	2/1/2034	12	7
[8]	Ukraine Government Bond	0.000%	2/1/2036	4	2
[4]	Ukraine Government Bond	0.000%	2/1/2036	365	169
[4,8]	Ukraine Government Bond	4.500%	2/1/2036	305	157
	United Mexican States	4.150%	3/28/2027	200	200
[4]	United Mexican States	4.750%	3/22/2031	1,500	1,463
[4]	United Mexican States	2.659%	5/24/2031	100	88
[4]	United Mexican States	5.850%	7/2/2032	4,822	4,873
[4]	United Mexican States	5.375%	3/22/2033	1,713	1,671
[4]	United Mexican States	4.875%	5/19/2033	182	172
[4]	United Mexican States	6.875%	5/13/2037	522	546
[4]	United Mexican States	6.125%	2/9/2038	511	499
[10]	United Mexican States	5.125%	3/19/2038	904	1,007
[4]	United Mexican States	6.750%	2/9/2056	1,595	1,544
[4,8]	Uzbekneftegaz JSC	8.750%	5/7/2030	1,430	1,507
Total Sovereign Bonds (Cost $237,398)					234,147
Taxable Municipal Bonds (0.0%)
	Los Angeles CA Department of Water & Power Revenue (Cost $426)	6.574%	7/1/2045	415	439
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.4%)
[17]	Vanguard Market Liquidity Fund	3.687%		57,502	5,750
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.5%)
	United States Treasury Bill	3.729%	3/18/2027	6,750	6,518
Total Temporary Cash Investments (Cost $12,263)					12,268
33

Core-Plus Bond ETF
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.1%)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	11,120	40
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.050% Annually	GSI	6/17/2026	3.050%	35,630	44
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.091% Annually	MSBNA	4/6/2026	3.091%	14,020	—
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	11,960	31
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.391% Annually	MSBNA	4/6/2026	3.391%	14,020	2
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	4,800	125
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	1,340	8
					250
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	6,380	52
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	6,250	47
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	6,600	63
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.850% Annually	GSI	6/17/2026	3.850%	35,630	68
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	BNPSW	5/13/2026	3.500%	5,400	53
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.690% Annually	BNPSW	4/8/2026	3.690%	9,290	15
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.144% Annually	JPMC	2/2/2028	5.144%	3,660	40
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	3,000	—
34

Core-Plus Bond ETF
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	2,800	—
					338
Total Options Purchased (Cost $609)					588
Total Investments (100.6%) (Cost $1,370,277)					1,359,631
Other Assets and Liabilities—Net (-0.6%)					(8,317)
Net Assets (100%)					1,351,314
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,575 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $103 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $3,783 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $227,776, representing 16.9% of net assets.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Payment-in-kind (PIK) security which may pay interest as additional principal.
13	Guaranteed by the Republic of South Africa.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Republic of Hungary.
16	Face amount denominated in South African rand.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.
35

Core-Plus Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	17,792	(19)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	11,960	(14)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.241% Annually	MSBNA	4/6/2026	3.241%	28,040	(1)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.400% Annually	GSI	6/17/2026	3.400%	35,630	(95)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.144% Annually	JPMC	2/2/2028	3.144%	3,660	(45)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	4,100	(183)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	1,340	(33)
					(390)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.400% Annually	GSI	6/17/2026	3.400%	35,630	(224)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	12,760	(68)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	12,500	(65)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	6,600	(49)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	6,600	(38)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.460% Annually	BNPSW	4/8/2026	3.460%	4,640	(38)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	5/13/2026	3.700%	5,400	(26)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	BNPSW	5/13/2026	3.800%	5,400	(18)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	3,000	—
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	2,800	—
					(526)
Total Options Written (Premiums Received $810)					(916)
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	581	120,526	(590)
5-Year U.S. Treasury Note	June 2026	441	47,707	(375)
Euro-Bobl	June 2026	29	3,869	(63)
Euro-Bund	June 2026	28	4,058	—
Long U.S. Treasury Bond	June 2026	268	30,519	(794)
Ultra Long U.S. Treasury Bond	June 2026	101	11,773	(157)
				(1,979)

Short Futures Contracts
10-Year Government of Canada Bond	June 2026	(55)	(4,745)	32
10-Year Japanese Government Bond	June 2026	(15)	(12,316)	156
36

Core-Plus Bond ETF
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	June 2026	(69)	(7,662)	(63)
Euro-BTP	June 2026	(82)	(11,021)	205
Euro-Buxl	June 2026	(76)	(9,686)	142
Euro-OAT	June 2026	(70)	(9,603)	144
Euro-Schatz	June 2026	(120)	(14,668)	13
Long Gilt	June 2026	(11)	(1,278)	64
Mini 10-Year Japanese Government Bond	June 2026	(20)	(1,644)	19
Ultra 10-Year U.S. Treasury Note	June 2026	(84)	(9,536)	4
				716
				(1,263)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	5,560	USD	6,438	11	—
State Street Bank & Trust Co.	6/17/2026	EUR	3,037	USD	3,501	20	—
State Street Bank & Trust Co.	6/17/2026	EUR	2,344	USD	2,723	—	(6)
Toronto-Dominion Bank	6/17/2026	EUR	2,041	USD	2,346	22	—
Citibank, N.A.	4/2/2026	EUR	683	USD	790	—	—
HSBC Bank plc	6/17/2026	EUR	612	USD	715	—	(5)
Wells Fargo Bank N.A.	6/17/2026	GBP	1,555	USD	2,080	—	(22)
Toronto-Dominion Bank	6/17/2026	GBP	1,424	USD	1,909	—	(24)
State Street Bank & Trust Co.	6/17/2026	GBP	141	USD	187	—	(1)
Royal Bank of Canada	6/17/2026	GBP	82	USD	108	—	—
State Street Bank & Trust Co.	6/17/2026	JPY	19,126	USD	121	1	—
Toronto-Dominion Bank	6/17/2026	JPY	15,522	USD	98	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	JPY	13,194	USD	84	—	—
UBS AG	6/17/2026	MXN	1,507	USD	84	—	(1)
State Street Bank & Trust Co.	6/17/2026	USD	51	AUD	71	2	—
Toronto-Dominion Bank	6/17/2026	USD	31	CAD	43	—	—
Wells Fargo Bank N.A.	6/17/2026	USD	21	CAD	30	—	—
State Street Bank & Trust Co.	6/17/2026	USD	11	CAD	15	—	—
Barclays Bank plc	6/17/2026	USD	2	CAD	2	—	—
Toronto-Dominion Bank	6/17/2026	USD	86	CZK	1,805	1	—
Bank of America, N.A.	6/17/2026	USD	76	CZK	1,610	1	—
Toronto-Dominion Bank	6/17/2026	EUR	35	CZK	859	—	—
Barclays Bank plc	6/17/2026	USD	19	CZK	400	—	—
State Street Bank & Trust Co.	6/17/2026	USD	83,844	EUR	72,147	160	—
Toronto-Dominion Bank	6/17/2026	USD	2,813	EUR	2,413	14	—
Wells Fargo Bank N.A.	6/17/2026	USD	1,508	EUR	1,288	14	—
Wells Fargo Bank N.A.	6/17/2026	USD	402	EUR	347	—	(1)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	139	EUR	120	—	—
Barclays Bank plc	6/17/2026	USD	94	EUR	81	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	76	EUR	65	—	—
HSBC Bank plc	6/17/2026	USD	70	EUR	60	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	7,892	GBP	5,862	135	—
State Street Bank & Trust Co.	6/17/2026	USD	281	GBP	210	3	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,824	JPY	286,395	8	—
State Street Bank & Trust Co.	6/17/2026	USD	38	JPY	5,962	—	—
Wells Fargo Bank N.A.	6/17/2026	USD	37	JPY	5,845	—	—
37

Core-Plus Bond ETF
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Wells Fargo Bank N.A.	6/17/2026	USD	1,612	MXN	28,873	12	—
Barclays Bank plc	6/17/2026	USD	52	MXN	940	—	—
Morgan Stanley Bank, N.A.	6/17/2026	USD	170	PLN	630	1	—
Toronto-Dominion Bank	6/17/2026	EUR	10	PLN	43	—	—
Morgan Stanley Bank, N.A.	6/17/2026	USD	2,008	ZAR	33,381	47	—
						452	(60)

AUD—Australian dollar.
CAD—Canadian dollar.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/20/2030	USD	7,147	1.000	130	2
CDX-NA-IG-S46-V1	6/20/2031	USD	16,410	1.000	287	14
Federative Republic of Brazil	6/20/2031	USD	395	1.000	(7)	—
Republic of Turkiye	6/20/2031	USD	3,294	1.000	(293)	(23)
						(7)

Credit Protection Purchased
Republic of Colombia	6/20/2031	USD	1,178	(1.000)	69	5
United Mexican States	6/20/2031	USD	1,816	(1.000)	8	2
						7
						—
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
38

Core-Plus Bond ETF
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Stellantis NV/Baa3	12/20/2030	JPMC	100	5.000	16	17	—	(1)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	400	(1.000)	(7)	(7)	—	—
					9	10	—	(1)
1 Notional amount denominated in euro.
2 Periodic premium received/(paid) quarterly.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $934 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/20/2027	N/A	18,000[1]	3.440[2]	(3.680)[3]	(48)	(48)
6/16/2027	N/A	847,580[4]	0.727[5]	(0.906)[2]	1	1
2/20/2028	N/A	9,500[1]	3.680[3]	(3.280)[2]	66	66
3/15/2028	7/6/2026[6]	45,800[1]	0.000[3]	(3.157)[2]	332	321
1/2/2029	N/A	13,281[7]	12.804[8]	(14.750)[9]	(71)	(71)
6/20/2029	6/17/2026[6]	9,475[10]	2.768[11]	(0.000)[12]	(16)	(16)
6/20/2029	6/17/2026[6]	6,595[10]	2.542[11]	(0.000)[12]	(41)	(45)
1/2/2030	N/A	6,993[7]	14.750[9]	(13.695)[8]	—	—
6/18/2030	N/A	4,600,000[13]	2.482[14]	(2.830)[15]	(148)	(148)
6/18/2030	N/A	3,000,000[13]	2.382[14]	(2.830)[15]	(105)	(105)
8/31/2030	7/6/2026[6]	19,600[1]	0.000[3]	(3.252)[2]	244	253
8/31/2030	7/6/2026[6]	3,300[1]	0.000[3]	(3.309)[2]	34	34
9/18/2030	N/A	84,185[16]	3.589[2]	(3.590)[17]	(53)	(52)
4/10/2031	4/10/2026[6]	980[1]	0.000[3]	(3.613)[2]	—	—
6/18/2031	6/17/2026[6]	3,366[18]	2.274[2]	(0.000)[19]	(61)	(60)
6/18/2031	6/17/2026[6]	1,901[18]	2.317[2]	(0.000)[19]	(30)	(30)
6/18/2031	6/17/2026[6]	1,000[18]	2.508[2]	(0.000)[19]	(5)	(5)
4/2/2032	4/2/2027[6]	3,400[1]	3.650[2]	(0.000)[3]	—	—
6/18/2035	N/A	3,000[20]	3.930[21]	(4.415)[2]	6	6
9/19/2035	N/A	8,350[20]	3.820[21]	(4.400)[2]	24	26
11/15/2035	6/30/2026[6]	4,670[1]	0.000[3]	(3.572)[2]	98	97
11/15/2035	6/30/2026[6]	1,700[1]	0.000[3]	(3.682)[2]	21	21
11/15/2035	6/30/2026[6]	1,700[1]	0.000[3]	(3.892)[2]	(7)	(7)
3/19/2036	3/19/2031[6]	1,792,482[22]	7.085[2]	(0.000)[23]	2	—
3/19/2036	3/19/2031[6]	306,923[22]	7.050[2]	(0.000)[23]	(1)	(1)
3/26/2036	N/A	5,000[20]	4.765[2]	(3.900)[21]	(10)	(10)
4/2/2036	4/2/2026[6]	3,150[1]	0.000[3]	(3.855)[2]	—	—
4/2/2037	4/2/2027[6]	1,880[1]	0.000[3]	(3.924)[2]	—	—
2/4/2038	2/4/2028[6]	1,170[1]	4.144[2]	(0.000)[3]	11	11
3/13/2038	3/13/2028[6]	280[1]	3.859[2]	(0.000)[3]	(4)	(4)
39

Core-Plus Bond ETF
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
10/18/2040	10/18/2030[6]	1,900[1]	0.000[3]	(4.100)[2]	33	33
1/22/2041	1/22/2031[6]	340[1]	4.517[2]	(0.000)[3]	3	3
10/18/2045	10/18/2035[6]	2,200[1]	4.358[2]	(0.000)[3]	(34)	(34)
1/22/2046	1/22/2036[6]	420[1]	0.000[3]	(4.781)[2]	(3)	(3)
4/2/2046	4/2/2026[6]	3,890[1]	4.147[2]	(0.000)[3]	—	—
4/2/2056	4/2/2026[6]	1,540[1]	0.000[3]	(4.111)[2]	—	—
					238	233
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Brazilian real.
8 Interest payment received/(paid) at maturity.
9 Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
10 Notional amount denominated in Canadian dollar.
11 Interest payment received/(paid) semi-annually.
12 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
13 Notional amount denominated in Korean won.
14 Interest payment received/(paid) quarterly.
15 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/(paid) quarterly.
16 Notional amount denominated in Czech koruna.
17 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
18 Notional amount denominated in euro.
19 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
20 Notional amount denominated in Polish zloty.
21 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
22 Notional amount denominated in Hungarian forint.
23 Based on 6 Month Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Core-Plus Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,364,527)	1,353,881
Affiliated Issuers (Cost $5,750)	5,750
Total Investments in Securities	1,359,631
Investment in Vanguard	31
Cash	125
Foreign Currency, at Value (Cost $766)	768
Receivables for Investment Securities Sold	265,722
Receivables for Accrued Income	11,475
Swap Premiums Paid	17
Variation Margin Receivable—Centrally Cleared Swap Contracts	74
Unrealized Appreciation—Forward Currency Contracts	452
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	1,638,295
Liabilities
Payables for Investment Securities Purchased	285,814
Payables to Vanguard	117
Options Written, at Value (Premiums Received $810)	916
Swap Premiums Received	7
Variation Margin Payable—Futures Contracts	66
Unrealized Depreciation—Forward Currency Contracts	60
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	286,981
Net Assets	1,351,314
At March 31, 2026, net assets consisted of:

Paid-in Capital	1,356,369
Total Distributable Earnings (Loss)	(5,055)
Net Assets	1,351,314
Net Assets
Applicable to 17,465,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,351,314
Net Asset Value Per Share	$77.37
See accompanying Notes, which are an integral part of the Financial Statements.
41

Core-Plus Bond ETF
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1,2]	26,109
Total Income	26,109
Expenses
The Vanguard Group—Note C
Investment Advisory Services	163
Management and Administrative	836
Marketing and Distribution	28
Custodian Fees	40
Shareholders’ Reports	15
Trustees’ Fees and Expenses	—
Other Expenses	17
Total Expenses	1,099
Net Investment Income	25,010
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,747
Futures Contracts	(1,350)
Options Purchased	(626)
Options Written	402
Swap Contracts	138
Forward Currency Contracts	1,843
Foreign Currencies	(40)
Realized Net Gain (Loss)	4,114
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(22,483)
Futures Contracts	(962)
Options Purchased	121
Options Written	(152)
Swap Contracts	329
Forward Currency Contracts	289
Foreign Currencies	(11)
Change in Unrealized Appreciation (Depreciation)	(22,869)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,255
1	Interest is net of foreign withholding taxes of $2.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $240, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Core-Plus Bond ETF
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,010	23,162
Realized Net Gain (Loss)	4,114	(28)
Change in Unrealized Appreciation (Depreciation)	(22,869)	5,663
Net Increase (Decrease) in Net Assets Resulting from Operations	6,255	28,797
Distributions
Total Distributions	(25,525)	(21,137)
Capital Share Transactions
Issued	529,359	584,711
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	529,359	584,711
Total Increase (Decrease)	510,089	592,371
Net Assets
Beginning of Period	841,225	248,854
End of Period	1,351,314	841,225
See accompanying Notes, which are an integral part of the Financial Statements.
43

Core-Plus Bond ETF
Financial Highlights
	Six Months Ended March 31, 2026	Year Ended September 30, 2025	December 6, 2023[1] to September 30, 2024
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$78.47	$79.00	$75.00
Investment Operations
Net Investment Income[2]	1.780	3.728	2.988
Net Realized and Unrealized Gain (Loss) on Investments	(.975)	(.703)	3.408
Total from Investment Operations	.805	3.025	6.396
Distributions
Dividends from Net Investment Income	(1.735)	(3.519)	(2.396)
Distributions from Realized Capital Gains	(.170)	(.036)	—
Total Distributions	(1.905)	(3.555)	(2.396)
Net Asset Value, End of Period	$77.37	$78.47	$79.00
Total Return	1.02%	4.02%	8.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,351	$841	$249
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3,4]
Ratio of Net Investment Income to Average Net Assets	4.56%	4.84%	4.77%[4]
Portfolio Turnover Rate[5,6]	185%	392%	472%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Includes 24%, 57%, and 107%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
44

Core-Plus Bond ETF
Notes to Financial Statements
Vanguard Core-Plus Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is
45

Core-Plus Bond ETF
mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.  The fund had no open options contracts on futures and foreign currency at March 31, 2026.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
46

Core-Plus Bond ETF
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 15% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented 9% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net
47

Core-Plus Bond ETF
liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 13% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
48

Core-Plus Bond ETF
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	534,011	—	534,011
Asset-Backed/Commercial Mortgage-Backed Securities	—	131,819	1,190	133,009
Corporate Bonds	—	441,790	—	441,790
Floating Rate Loan Interests	—	3,379	—	3,379
Sovereign Bonds	—	234,147	—	234,147
Taxable Municipal Bonds	—	439	—	439
Temporary Cash Investments	5,750	6,518	—	12,268
Options Purchased	—	588	—	588
Total	5,750	1,352,691	1,190	1,359,631

Derivative Financial Instruments
Assets
Futures Contracts[1]	779	—	—	779
Forward Currency Contracts	—	452	—	452
Swap Contracts[1]	—	895	—	895
Total	779	1,347	—	2,126
Liabilities
Options Written	—	(916)	—	(916)
Futures Contracts[1]	(2,042)	—	—	(2,042)
Forward Currency Contracts	—	(60)	—	(60)
Swap Contracts[1]	—	(663)	—	(663)
Total	(2,042)	(1,639)	—	(3,681)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	588	—	—	588
Swap Premiums Paid	—	—	17	17
Unrealized Appreciation—Futures Contracts[1]	779	—	—	779
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	872	—	23	895
Unrealized Appreciation—Forward Currency Contracts	—	452	—	452
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	—	—
Total Assets	2,239	452	40	2,731

Options Written, at Value	(916)	—	—	(916)
Swap Premiums Received	—	—	(7)	(7)
Unrealized Depreciation—Futures Contracts[1]	(2,042)	—	—	(2,042)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(639)	—	(23)	(662)
Unrealized Depreciation—Forward Currency Contracts	—	(60)	—	(60)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(1)	(1)
Total Liabilities	(3,597)	(60)	(31)	(3,688)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
49

Core-Plus Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(1,350)	—	—	(1,350)
Options Purchased	(579)	(47)	—	(626)
Options Written	387	15	—	402
Swap Contracts	29	—	109	138
Forward Currency Contracts	—	1,843	—	1,843
Realized Net Gain (Loss) on Derivatives	(1,513)	1,811	109	407

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(962)	—	—	(962)
Options Purchased	105	16	—	121
Options Written	(144)	(8)	—	(152)
Swap Contracts	331	—	(2)	329
Forward Currency Contracts	—	289	—	289
Change in Unrealized Appreciation (Depreciation) on Derivatives	(670)	297	(2)	(375)
F.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,370,517
Gross Unrealized Appreciation	7,946
Gross Unrealized Depreciation	(20,377)
Net Unrealized Appreciation (Depreciation)	(12,431)
G.  During the six months ended March 31, 2026, the fund purchased $530,019,000 of investment securities and sold $352,382,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,673,502,000 and $1,619,007,000, respectively. In addition, the fund purchased and sold investment securities of $283,318,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	6,745	7,570
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	6,745	7,570
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
50

Core-Plus Bond ETF
At March 31, 2026, one shareholder was the record or beneficial owner of 36% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0222 052026
51

Financial Statements
For the six-months ended March 31, 2026
Vanguard Multi-Sector Income Bond Fund

Contents
Financial Statements	1

Multi-Sector Income Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.5%)
	United States Treasury Note/Bond	1.875%	2/15/2051	568	315
	United States Treasury Note/Bond	2.000%	8/15/2051	423	241
	United States Treasury Note/Bond	2.375%	11/15/2049–5/15/2051	3,303	2,074
[1]	United States Treasury Note/Bond	2.625%	5/31/2027	18,000	17,758
[2]	United States Treasury Note/Bond	2.750%	7/31/2027	3,961	3,906
	United States Treasury Note/Bond	2.875%	5/15/2049	225	160
	United States Treasury Note/Bond	3.625%	8/15/2028	1,000	996
	United States Treasury Note/Bond	4.250%	2/15/2054	396	355
	United States Treasury Note/Bond	4.625%	11/15/2044	1,431	1,385
Total U.S. Government and Agency Obligations (Cost $27,367)					27,190
Asset-Backed/Commercial Mortgage-Backed Securities (10.0%)
Bermuda (0.1%)
[3,4]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	218	218
Canada (0.1%)
[3,4]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[3,4]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	120	121
[3,4]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	11	11
[3,4]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	5	5
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	20	21
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	68	68
[3,4]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	175	174
					501
Cayman Islands (0.4%)
[3,4,5]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.818%	10/20/2036	100	100
[3,4,5]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.218%	10/20/2036	100	100
[3,4]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	150	149
[3,4]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	150	150
[3,4,5]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	100	100
[3,4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	100	100
[3,4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.218%	10/20/2038	100	100
[3,4]	CIFC Funding Ltd. Series 2023-2A	4.792%	1/21/2037	150	149
[3,4]	CIFC Funding Ltd. Series 2023-2A	5.112%	1/21/2037	150	150
[3,4,5]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	100	100
[3,4,5]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.253%	11/15/2038	100	100
[3,4,5]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.122%	10/15/2034	100	100
[3,4,6,7]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	120	120
[3,4,6,7]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	100	100
[3,4]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	125	125
[3,4]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	125	125
					1,868
Ireland (0.0%)
[3,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	200
Jersey (0.1%)
[3,4,5]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	100	100
[3,4]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	150	150
[3,4]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	150	150
[3,4,5]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.898%	10/20/2038	150	150
[3,4,5]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.218%	10/20/2038	150	149
					699
United States (9.3%)
[3,4]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	100	100
[3,4]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	600	597
[3,4]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	99
[3,4]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	230	229
[3,4]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	570	568
[3,4]	Affirm Master Trust Series 2026-1A	4.720%	2/15/2034	160	159
1

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	370	368
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	185	185
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	185	185
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	185	185
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	208	208
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	208	208
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	90	92
[3,4]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	170	162
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	160	156
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	120	116
[4]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2031	100	94
[3,4]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	100	101
[3,4]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	60	60
[3,4]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	50	51
[3,4]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	90	91
[3,4]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	140	139
[3,4]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	280	278
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	100	104
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	130	131
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	850	856
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	102
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	100	98
[4]	BANK Series 2025-BNK50	5.876%	5/15/2068	40	42
[3,4]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	30	30
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	102
[3,4]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	100	99
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	110	110
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	70	70
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	250	248
[3,4]	BX Trust Series 2019-OC11	3.202%	12/9/2041	120	113
[3,4]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	200	201
[3,4,5]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	230	230
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	30	30
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	70	71
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	50	51
[4]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	30	30
[4]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	90	90
[4]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	70	70
[4]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	30	30
[4]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	110	109
[4]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	70	69
[3,4]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	100	101
[3,4]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	189	189
[3,4]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	189	189
[3,4]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	60	60
[3,4]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	250	251
[3,4]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	50	50
[3,4]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	250	248
[3,4]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	360	354
[3,4]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	350	347
[3,4]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	360	357
[3,4]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	210	206
[3,4]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	340	341
[3,4,5]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	21	21
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	91	90
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.112%	3/25/2045	149	150
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.662%	5/25/2045	101	101
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	115	115
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.562%	9/25/2045	234	233
[3,4]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	229	227
[3,4]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	100	100
[3,4]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	100	100
[3,4]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	150	151
[3,4]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	48	46
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	390	388
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	240	239
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	430	432
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	500	498
2

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Durst Commercial Mortgage Trust Series 2025-151	4.802%	8/10/2042	100	101
[3,4]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	200	201
[3,4]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	210	211
[4]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	90	90
[4]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	490	486
[4]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	220	217
[4]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	520	515
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[3,4]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	101
[3,4]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	90	90
[3,4]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	70	70
[3,4]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	150	150
[3,4]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
[3,4]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	270	271
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	240	243
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	80	80
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	81	81
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	883	882
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	65	65
[3,4]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	250	250
[3,4]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	300	296
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	60	61
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	70	71
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	120	120
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	70	71
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	70	70
[3,4]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	20	20
[3,4]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	170	171
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	300	301
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	210	211
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	350	352
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	240	241
[3,4,6]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	100	100
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	80	81
[3,4]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	160	160
[3,4]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	100	99
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	180	180
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	99
[3,4]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	90	90
[3,4]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	150	150
[3,4]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	100	99
[3,4]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	100	99
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	121	122
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	163	163
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	416	417
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	340	339
[3,4]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	170	171
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	40
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	110	111
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	50	50
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	70	71
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	129
[3,4]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.554%	11/5/2037	100	100
[3,4]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	497	505
[3,4]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	247	250
[3,4]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	320	316
[3,4]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	200	205
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	250	253
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	120	122
[3,4]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	90	90
[3,4]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	80	80
[3,4]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	90	89
[3,4]	LBTY Commercial Mortgage Trust Series 2026-225L	4.593%	2/10/2043	120	118
[3,4]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	100	100
[3,4]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	140	140
[3,4]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	232	233
[3,4]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	345	341
[3,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	110	111
[3,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	40	40
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	500	515
3

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	171	171
[3,4]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	160	159
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	159	157
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	180	178
[3,4]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	680	672
[3,4,5]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	479	481
[4]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	50	50
[3,4]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	100	100
[3,4]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	580	581
[3,4]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	150	150
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[3,4]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	600	601
[3,4]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	280	280
[3,4]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	90	90
[3,4]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	288	272
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	180	170
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	70	65
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	900	869
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	120	113
[3,4]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	1,150	1,124
[3,4]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	440	440
[3,4]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	100	100
[3,4,5]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.673%	12/20/2030	100	100
[3,4]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	200	196
[3,4]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	100	99
[3,4]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	410	407
[3,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	196	198
[3,4]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	250	250
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	250	256
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	155	156
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	110	111
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	1,540	1,558
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	430	431
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	220	218
[3,4]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	200	200
[3,4]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	200	201
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	20	20
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	90	91
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	70	70
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	200	201
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	200	198
[3,4]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	260	257
[3,4]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	100	100
[3,4]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	240	238
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	260	261
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	70	70
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	50	50
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	90	90
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	250	249
[3,4]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	250	244
[3,4]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	490	482
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	90	90
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	870	872
[3,4]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	108	108
[3,4]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	222	222
[3,4]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	206	206
[3,4]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	166	167
[3,4]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	250	249
[3,4]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	670	660
[3,4]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	440	430
[3,4]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	300	295
[3,4]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	200	202
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	200	201
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	100	100
[3,4]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	130	132
[3,4]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	140	142
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	100	100
[3,4]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	240	242
[3,4]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	100	101
4

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	99
[3,4]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	100	99
[3,4]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	303	297
[3,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	460	457
[3,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	310	307
[3,4]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	80	80
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	100	101
[4]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	200	200
					45,914
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $49,474)					49,400
Corporate Bonds (66.9%)
Australia (0.1%)
[3,7]	Glencore Funding LLC	4.900%	7/1/2031	390	390
[3]	National Australia Bank Ltd.	2.990%	5/21/2031	100	91
					481
Brazil (0.0%)
[4]	Vale Overseas Ltd.	6.000%	2/25/2056	201	198
Canada (2.4%)
[3]	1011778 BC ULC	3.875%	1/15/2028	510	499
[3]	1011778 BC ULC	4.375%	1/15/2028	150	148
[3]	1011778 BC ULC	3.500%	2/15/2029	200	191
[3]	1011778 BC ULC	6.125%	6/15/2029	800	814
[3]	1011778 BC ULC	5.625%	9/15/2029	245	246
[3]	1011778 BC ULC	4.000%	10/15/2030	300	282
[3]	Air Canada	3.875%	8/15/2026	1,615	1,607
	Bank of Montreal	3.088%	1/10/2037	95	84
[3]	Bombardier Inc.	8.750%	11/15/2030	380	405
[3]	Bombardier Inc.	7.250%	7/1/2031	215	225
[3]	Bombardier Inc.	7.000%	6/1/2032	80	83
[3]	Bombardier Inc.	6.750%	6/15/2033	245	253
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	40	38
	Enbridge Inc.	5.700%	3/8/2033	800	829
[3]	Garda World Security Corp.	7.750%	2/15/2028	60	61
[3]	Garda World Security Corp.	6.500%	1/15/2031	210	213
[3]	Garda World Security Corp.	8.250%	8/1/2032	585	580
[3]	Garda World Security Corp.	8.375%	11/15/2032	430	432
[3]	Gildan Activewear Inc.	5.400%	10/7/2035	35	34
[3]	Hudbay Minerals Inc.	4.500%	4/1/2026	80	80
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	570	569
	National Bank of Canada	4.950%	2/1/2028	330	331
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	305	297
[3]	NOVA Chemicals Corp.	9.000%	2/15/2030	410	433
	Nutrien Ltd.	4.200%	4/1/2029	630	625
[3]	Ontario Gaming GTA LP	8.000%	8/1/2030	50	48
	Rogers Communications Inc.	7.000%	4/15/2055	520	522
	Rogers Communications Inc.	7.125%	4/15/2055	305	310
[4]	Royal Bank of Canada	4.650%	10/18/2030	1,130	1,133
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	371	386
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	75	77
					11,835
Denmark (0.3%)
[3]	Danske Bank A/S	4.999%	3/27/2032	500	501
[3]	GENMAB A/S	6.250%	12/15/2032	785	805
					1,306
France (0.7%)
[3]	Altice France SA	6.500%	4/15/2032	617	583
[3,9]	Betclic Everest Group SAS	5.125%	12/10/2031	155	177
[3]	BNP Paribas SA	4.916%	1/15/2034	536	524
[3]	Opal Bidco SAS	6.500%	3/31/2032	850	851
[3]	Orange SA	4.750%	1/13/2033	444	439
[3]	SNF Group SACA	3.125%	3/15/2027	410	410
[3]	SNF Group SACA	3.375%	3/15/2030	220	203
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	58	57
					3,244
Germany (0.6%)
	Deutsche Bank AG	6.819%	11/20/2029	49	52
5

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	4.999%	9/11/2030	810	813
	Deutsche Bank AG	4.950%	8/4/2031	324	323
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	2	2
[3]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	200	200
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	1,460	1,432
[3]	ZF North America Capital Inc.	6.875%	4/23/2032	45	43
					2,865
Guatemala (0.1%)
[4]	Energuate Trust 2 0	6.350%	9/15/2035	650	639
Hong Kong (0.2%)
[3]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	65	63
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	860	826
					889
Ireland (0.6%)
	AerCap Ireland Capital DAC	5.750%	6/6/2028	150	154
	AerCap Ireland Capital DAC	4.375%	11/15/2030	164	161
[3]	Flutter Treasury DAC	5.875%	6/4/2031	705	697
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	375	378
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	585	588
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	200	204
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	670	679
[3]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	305	266
					3,127
Israel (0.3%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	252	250
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	505	518
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	305	226
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	265	268
					1,262
Italy (0.3%)
[3]	ENEL Finance International NV	4.125%	9/30/2028	1,410	1,398
Japan (0.7%)
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	315	321
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	110	113
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	200	203
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	203
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	750	762
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	250	246
[4]	Mizuho Financial Group Inc.	2.201%	7/10/2031	50	45
[3,7]	Nippon Life Insurance Co.	4.748%	4/2/2031	200	201
[3]	Nippon Life Insurance Co.	6.500%	4/30/2055	200	206
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	250	253
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	475	489
	Nomura Holdings Inc.	5.594%	7/2/2027	200	203
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	50	45
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	200	197
					3,487
Macao (0.6%)
[3]	MGM China Holdings Ltd.	4.750%	2/1/2027	150	148
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	455	465
[3]	Studio City Co. Ltd.	7.000%	2/15/2027	50	50
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	1,100	1,030
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	255	251
[3]	Wynn Macau Ltd.	5.125%	12/15/2029	305	292
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	735	715
					2,951
Netherlands (0.1%)
	NXP BV	5.000%	1/15/2033	100	100
[3]	Sunrise FinCo I BV	4.875%	7/15/2031	280	265
[3]	VZ Secured Financing BV	5.000%	1/15/2032	15	13
[3]	Ziggo BV	4.875%	1/15/2030	305	284
					662
Poland (0.1%)
[3]	Canpack SA	3.875%	11/15/2029	520	485
6

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Africa (0.0%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	200	199
Spain (0.0%)
	Banco Santander SA	6.607%	11/7/2028	100	105
	Banco Santander SA	6.921%	8/8/2033	50	54
					159
Switzerland (0.4%)
	UBS Americas Inc.	7.125%	7/15/2032	120	134
[3]	UBS Group AG	3.869%	1/12/2029	64	63
[3]	UBS Group AG	4.151%	12/23/2029	605	599
[3]	UBS Group AG	4.398%	9/23/2031	320	314
[3]	UBS Group AG	5.580%	5/9/2036	310	314
[3]	UBS Group AG	5.010%	3/23/2037	405	391
					1,815
United Arab Emirates (0.1%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	280	248
United Kingdom (2.3%)
[3]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	170	165
	Barclays plc	4.837%	9/10/2028	120	120
	Barclays plc	5.086%	2/25/2029	200	202
	Barclays plc	5.207%	2/24/2037	200	193
	BAT Capital Corp.	2.259%	3/25/2028	2,070	1,988
	BAT Capital Corp.	4.906%	4/2/2030	95	96
	BAT Capital Corp.	6.343%	8/2/2030	1,055	1,126
	BAT Capital Corp.	4.625%	3/22/2033	385	377
	BAT Capital Corp.	6.421%	8/2/2033	200	217
	BAT Capital Corp.	5.625%	8/15/2035	500	514
	BAT International Finance plc	5.931%	2/2/2029	100	104
[3]	Belron UK Finance plc	5.750%	10/15/2029	360	362
[3]	Brightstar Lottery plc	5.750%	1/15/2033	115	112
[3]	California Buyer Ltd.	6.375%	2/15/2032	240	235
[3,9]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	200	219
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	450	440
[3]	Howden UK Refinance plc	7.250%	2/15/2031	470	474
[3]	Howden UK Refinance plc	8.125%	2/15/2032	1,295	1,214
	HSBC Holdings plc	5.130%	11/19/2028	200	202
	HSBC Holdings plc	4.619%	11/6/2031	580	572
	HSBC Holdings plc	2.804%	5/24/2032	85	76
	HSBC Holdings plc	5.279%	3/10/2037	22	22
[3]	Imperial Brands Finance plc	4.500%	6/30/2028	200	200
[3]	Imperial Brands Finance plc	5.625%	7/1/2035	500	503
	National Grid plc	5.602%	6/12/2028	70	72
[4,9]	RAY Financing LLC	6.500%	7/15/2031	100	115
	Santander UK Group Holdings plc	4.320%	9/22/2029	744	737
[3]	Virgin Media Finance plc	5.000%	7/15/2030	200	164
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	150	144
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	650	576
					11,541
United States (56.9%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	1,035	1,053
	Abbott Laboratories	4.300%	3/15/2033	705	690
	AbbVie Inc.	4.400%	3/15/2033	230	225
[3]	Acushnet Co.	5.625%	12/1/2033	190	190
[3]	ADT Security Corp.	5.875%	10/15/2033	190	184
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	490	496
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	630	637
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	280	283
	AEP Texas Inc.	5.400%	6/1/2033	50	51
	Airbnb Inc.	4.400%	3/16/2029	170	170
	Airbnb Inc.	4.650%	3/16/2031	90	90
[3]	Albertsons Cos. Inc.	6.500%	2/15/2028	200	203
[3]	Albertsons Cos. Inc.	5.500%	3/31/2031	200	198
[3]	Albertsons Cos. Inc.	5.750%	3/31/2034	505	494
[3]	Alcoa Nederland Holding BV	6.125%	5/15/2028	50	50
	Allegion plc	3.500%	10/1/2029	56	54
[3]	Alliant Energy Finance LLC	5.400%	6/6/2027	250	252
7

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Alliant Holdings Intermediate LLC	5.875%	11/1/2029	200	194
[3]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	107	108
[3]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	75	74
[3]	Allied Universal Holdco LLC	6.875%	6/15/2030	335	340
[3]	Allison Transmission Inc.	4.750%	10/1/2027	510	507
[3]	Allison Transmission Inc.	5.875%	12/1/2033	245	244
	Ally Financial Inc.	5.737%	5/15/2029	60	61
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	50	51
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	840	860
	Amazon.com Inc.	4.250%	3/13/2031	3,835	3,806
	AMC Networks Inc.	4.250%	2/15/2029	374	316
[3]	AMC Networks Inc.	10.500%	7/15/2032	772	762
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	230	231
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	170	172
[3]	American Airlines Inc.	5.500%	4/20/2026	10	10
[3]	American Airlines Inc.	7.250%	2/15/2028	94	95
[3]	American Airlines Inc.	5.750%	4/20/2029	1,370	1,359
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	125	119
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	205	201
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	275	261
	American Electric Power Co. Inc.	5.200%	1/15/2029	190	194
	American Homes 4 Rent LP	4.950%	6/15/2030	65	65
	American Honda Finance Corp.	4.450%	1/8/2031	160	157
	American Tower Corp.	2.100%	6/15/2030	50	45
	Ameriprise Financial Inc.	5.200%	4/15/2035	90	90
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	150	155
	Amgen Inc.	5.250%	3/2/2030	115	118
	Amgen Inc.	4.200%	2/19/2031	595	587
	Amphenol Corp.	4.125%	11/15/2030	129	127
	Amphenol Corp.	4.400%	2/15/2033	70	68
	Amphenol Corp.	4.625%	2/15/2036	155	150
[3]	AmWINS Group Inc.	6.375%	2/15/2029	465	469
[3]	AmWINS Group Inc.	4.875%	6/30/2029	140	134
[3]	Antero Midstream Partners LP	6.625%	2/1/2032	105	107
[3]	Antero Midstream Partners LP	5.750%	10/15/2033	390	386
	Aon North America Inc.	5.150%	3/1/2029	190	194
	Aon North America Inc.	5.450%	3/1/2034	120	123
[3]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	350	348
	Apollo Debt Solutions BDC	6.900%	4/13/2029	80	82
	Apollo Global Management Inc.	5.150%	8/12/2035	82	79
	Apollo Global Management Inc.	6.000%	12/15/2054	114	107
[3]	ARC Falcon I Inc.	9.750%	3/1/2033	585	563
[3]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	560	513
[3,9]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	400	448
[3]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	220	218
	Ares Capital Corp.	5.875%	3/1/2029	70	70
	Ares Capital Corp.	5.950%	7/15/2029	318	320
	Ares Strategic Income Fund	5.700%	3/15/2028	100	100
	Ares Strategic Income Fund	6.350%	8/15/2029	14	14
	Arizona Public Service Co.	5.550%	8/1/2033	590	606
[3]	Asbury Automotive Group Inc.	4.625%	11/15/2029	580	560
[3]	Asbury Automotive Group Inc.	5.000%	2/15/2032	50	47
[3]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	240	240
[3]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	1,200	1,219
[3]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	260	264
[3]	Asurion LLC	8.000%	12/31/2032	425	441
[3]	Asurion LLC	8.375%	2/1/2034	610	594
	AT&T Inc.	2.750%	6/1/2031	155	142
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	140	131
	Athene Holding Ltd.	6.625%	10/15/2054	278	256
	Augusta SpinCo Corp.	4.945%	3/23/2033	235	234
	AutoZone Inc.	6.250%	11/1/2028	40	42
[3]	Aviation Capital Group LLC	4.875%	1/28/2033	205	198
[3]	Axalta Coating Systems LLC	4.750%	6/15/2027	160	159
	Baker Hughes Holdings LLC	4.350%	6/15/2031	1,960	1,935
	Ball Corp.	6.000%	6/15/2029	35	36
	Ball Corp.	2.875%	8/15/2030	60	55
	Ball Corp.	5.500%	9/15/2033	710	711
[4]	Bank of America Corp.	3.970%	3/5/2029	50	50
[4]	Bank of America Corp.	2.087%	6/14/2029	100	95
8

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of America Corp.	4.271%	7/23/2029	90	90
[4]	Bank of America Corp.	3.194%	7/23/2030	100	96
	Bank of America Corp.	4.456%	2/6/2032	3,250	3,208
	Bank of America Corp.	2.572%	10/20/2032	180	160
	Bank of America Corp.	5.518%	10/25/2035	200	200
	Bank of America Corp.	5.744%	2/12/2036	380	387
	Bank of New York Mellon Corp.	4.543%	2/1/2029	100	100
	Bank of New York Mellon Corp.	5.060%	7/22/2032	103	105
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	100	106
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	110	120
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	140	142
	Bank of New York Mellon Corp.	5.316%	6/6/2036	435	441
	Bath & Body Works Inc.	7.500%	6/15/2029	80	81
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	100	101
	Bath & Body Works Inc.	6.875%	11/1/2035	580	571
[3]	Bausch + Lomb Corp.	8.375%	10/1/2028	74	77
[3,10]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	48	50
	Becton Dickinson & Co.	4.874%	2/8/2029	100	101
	Berry Global Inc.	5.650%	1/15/2034	14	14
[3]	Big River Steel LLC	6.625%	1/31/2029	615	614
[3]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	100	98
[3]	Black Pearl Compute LLC	6.125%	2/15/2031	135	137
	Blackstone Secured Lending Fund	5.350%	4/13/2028	38	38
	Block Inc.	2.750%	6/1/2026	20	20
[3]	Block Inc.	5.625%	8/15/2030	670	666
	Block Inc.	6.500%	5/15/2032	490	493
[3]	Block Inc.	6.000%	8/15/2033	525	516
[3]	Blue Racer Midstream LLC	7.000%	7/15/2029	415	428
[3]	Blue Racer Midstream LLC	7.250%	7/15/2032	85	88
	Boeing Co.	6.298%	5/1/2029	1,520	1,597
	Boeing Co.	5.150%	5/1/2030	870	883
	Boeing Co.	3.625%	2/1/2031	465	442
	Boeing Co.	3.600%	5/1/2034	300	268
	Boeing Co.	6.528%	5/1/2034	300	327
	BorgWarner Inc.	4.950%	8/15/2029	40	40
	Boyd Gaming Corp.	4.750%	12/1/2027	400	397
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	380	363
	BP Capital Markets America Inc.	4.893%	9/11/2033	350	352
	Brandywine Operating Partnership LP	8.875%	4/12/2029	680	691
	Brandywine Operating Partnership LP	6.125%	1/15/2031	120	107
[3]	Bread Financial Holdings Inc.	6.750%	5/15/2031	540	536
	Brixmor Operating Partnership LP	4.050%	7/1/2030	120	117
[3]	Broadcom Inc.	4.150%	4/15/2032	65	63
	Broadcom Inc.	4.600%	1/15/2033	276	272
	Broadcom Inc.	3.419%	4/15/2033	90	82
	Broadcom Inc.	4.950%	1/15/2036	650	642
	Brown & Brown Inc.	4.700%	6/23/2028	75	75
	Brown & Brown Inc.	5.650%	6/11/2034	100	101
[3]	Builders FirstSource Inc.	6.375%	6/15/2032	80	80
[3]	Builders FirstSource Inc.	6.375%	3/1/2034	615	610
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	120	120
[3]	Burford Capital Global Finance LLC	8.500%	1/15/2034	140	120
[3]	BWX Technologies Inc.	4.125%	6/30/2028	325	317
[3]	BWX Technologies Inc.	4.125%	4/15/2029	320	308
[3]	Cable One Inc.	4.000%	11/15/2030	486	338
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	200	192
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	180	182
[3]	Caesars Entertainment Inc.	6.500%	2/15/2032	120	119
[3]	Caesars Entertainment Inc.	6.000%	10/15/2032	600	552
[3]	California Resources Corp.	7.000%	1/15/2034	815	820
	Capital One Financial Corp.	6.312%	6/8/2029	85	88
	Capital One Financial Corp.	5.700%	2/1/2030	143	147
	Capital One Financial Corp.	3.273%	3/1/2030	150	144
	Capital One Financial Corp.	4.722%	1/30/2032	3,170	3,122
	Capital One Financial Corp.	6.051%	2/1/2035	60	62
	Capital One Financial Corp.	5.197%	9/11/2036	180	174
	Carlyle Group Inc.	5.050%	9/19/2035	147	142
[3]	Carnival Corp.	4.000%	8/1/2028	50	49
[3]	Carnival Corp.	5.125%	5/1/2029	990	982
[3]	Carnival Corp.	5.750%	3/15/2030	320	322
9

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Carnival Corp.	5.875%	6/15/2031	590	597
[3]	CCO Holdings LLC	5.125%	5/1/2027	76	76
[3]	CCO Holdings LLC	5.000%	2/1/2028	180	178
[3]	CCO Holdings LLC	4.750%	3/1/2030	1,355	1,285
[3]	CCO Holdings LLC	4.500%	8/15/2030	1,535	1,433
[3]	CCO Holdings LLC	4.250%	2/1/2031	300	273
[3]	CCO Holdings LLC	4.750%	2/1/2032	110	100
	CCO Holdings LLC	4.500%	5/1/2032	1,270	1,136
[3]	CCO Holdings LLC	7.000%	2/1/2033	245	246
	Cencora Inc.	4.600%	2/13/2033	70	69
[3]	Central Parent Inc.	7.250%	6/15/2029	575	412
[3]	Central Parent LLC	8.000%	6/15/2029	195	145
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	430	450
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	90	88
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	930	882
	Charles Schwab Corp.	5.643%	5/19/2029	60	62
	Charles Schwab Corp.	6.196%	11/17/2029	70	73
	Charles Schwab Corp.	6.136%	8/24/2034	182	194
[3]	Chart Industries Inc.	7.500%	1/1/2030	20	21
[3]	Chart Industries Inc.	9.500%	1/1/2031	210	221
	Charter Communications Operating LLC	3.750%	2/15/2028	700	688
	Charter Communications Operating LLC	4.200%	3/15/2028	380	376
	Charter Communications Operating LLC	6.100%	6/1/2029	412	427
	Charter Communications Operating LLC	6.650%	2/1/2034	714	744
	Charter Communications Operating LLC	6.484%	10/23/2045	115	106
[3]	Chemours Co.	5.750%	11/15/2028	27	27
[3]	Chemours Co.	4.625%	11/15/2029	470	441
[3]	Chemours Co.	7.875%	3/15/2034	480	480
	Cheniere Energy Partners LP	4.000%	3/1/2031	130	125
	Cheniere Energy Partners LP	5.950%	6/30/2033	5	5
	Cheniere Energy Partners LP	5.550%	10/30/2035	210	213
[3]	Chord Energy Corp.	6.000%	10/1/2030	450	455
[3]	Chord Energy Corp.	6.750%	3/15/2033	125	129
	Chubb INA Holdings LLC	4.900%	8/15/2035	120	118
[3]	Churchill Downs Inc.	5.500%	4/1/2027	80	80
[3]	Churchill Downs Inc.	4.750%	1/15/2028	700	691
[3]	Churchill Downs Inc.	5.750%	4/1/2030	295	292
[3]	Churchill Downs Inc.	6.750%	5/1/2031	240	244
[3]	Cipher Compute LLC	7.125%	11/15/2030	180	187
	Citigroup Inc.	4.643%	5/7/2028	1,035	1,037
	Citigroup Inc.	4.125%	7/25/2028	75	74
	Citigroup Inc.	4.503%	9/11/2031	856	846
	Citigroup Inc.	5.174%	9/11/2036	270	267
	Citizens Financial Group Inc.	5.253%	3/5/2031	87	88
[3]	Clarios Global LP	6.750%	2/15/2030	250	255
[3,9]	Clarios Global LP	4.750%	6/15/2031	100	113
[3]	Clarios Global LP	6.750%	9/15/2032	65	66
[3]	Clean Harbors Inc.	5.125%	7/15/2029	700	691
[3]	Clean Harbors Inc.	5.750%	10/15/2033	355	355
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	625	617
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	165	153
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	124	113
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	1,110	1,060
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	100	98
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	490	489
[3]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	230	225
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	389	379
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	855	825
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	875	832
[3]	CNX Resources Corp.	7.375%	1/15/2031	389	400
[3]	CNX Resources Corp.	7.250%	3/1/2032	729	749
[3]	CNX Resources Corp.	5.875%	3/1/2034	260	253
[3]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	75	77
	Commercial Metals Co.	4.125%	1/15/2030	90	86
[3]	Commercial Metals Co.	5.750%	11/15/2033	280	278
[3]	Commercial Metals Co.	6.000%	12/15/2035	150	148
[3]	Community Health Systems Inc.	10.875%	1/15/2032	453	487
[3]	Community Health Systems Inc.	9.750%	1/15/2034	475	492
[3]	CompoSecure Holdings LLC	5.625%	2/1/2033	255	249
	Constellation Brands Inc.	2.250%	8/1/2031	50	44
10

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Energy Generation LLC	4.400%	1/15/2031	90	89
	Consumers Energy Co.	5.050%	5/15/2035	360	362
	COPT Defense Properties LP	4.500%	10/15/2030	31	31
	Corebridge Financial Inc.	3.850%	4/5/2029	10	10
	Corebridge Financial Inc.	3.900%	4/5/2032	60	56
	Coterra Energy Inc.	5.400%	2/15/2035	210	211
	Cotiviti Inc.	7.625%	5/1/2031	715	665
[3]	Cox Communications Inc.	4.800%	2/1/2035	326	296
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	920	897
[3]	Crescent Energy Finance LLC	7.750%	7/31/2029	180	181
	CRH America Finance Inc.	4.400%	2/9/2031	395	390
	Crown Americas LLC	5.875%	6/1/2033	1,180	1,181
[3]	CSC Holdings LLC	5.375%	2/1/2028	230	170
[3]	CSC Holdings LLC	11.250%	5/15/2028	205	168
[3]	CSC Holdings LLC	11.750%	1/31/2029	195	141
[3]	CSC Holdings LLC	4.125%	12/1/2030	180	108
[3]	CSC Holdings LLC	3.375%	2/15/2031	325	191
[3]	CSC Holdings LLC	4.500%	11/15/2031	175	104
	CVS Health Corp.	4.300%	3/25/2028	93	93
	CVS Health Corp.	5.400%	6/1/2029	660	676
	CVS Health Corp.	5.250%	2/21/2033	80	81
	CVS Health Corp.	5.300%	6/1/2033	120	121
	CVS Health Corp.	5.700%	6/1/2034	120	123
[3]	Cyprium Corp.	6.125%	4/15/2031	95	94
[3]	Cyprium Corp.	6.375%	4/15/2034	65	63
	Dana Inc.	4.250%	9/1/2030	116	110
	Dana Inc.	4.500%	2/15/2032	84	78
[3]	DaVita Inc.	4.625%	6/1/2030	475	457
[3]	DaVita Inc.	3.750%	2/15/2031	220	202
[3]	DaVita Inc.	6.875%	9/1/2032	490	503
[3]	DaVita Inc.	6.750%	7/15/2033	385	392
	Dell International LLC	4.750%	10/6/2032	162	160
[3]	Diamond Foreign Asset Co.	8.500%	10/1/2030	645	680
[3]	Directv Financing LLC	5.875%	8/15/2027	39	39
[3]	Directv Financing LLC	8.875%	2/1/2030	355	354
[3]	Directv Financing LLC	10.000%	2/15/2031	775	791
[4]	Discovery Global Holdings Inc.	4.279%	3/15/2032	495	438
[4]	Discovery Global Holdings Inc.	5.050%	3/15/2042	635	424
[4]	Discovery Global Holdings Inc.	5.141%	3/15/2052	145	88
[3]	DISH Network Corp.	11.750%	11/15/2027	319	329
	Duke Energy Progress LLC	3.400%	4/1/2032	50	47
	Duke Energy Progress LLC	5.250%	3/15/2033	330	340
	Eastman Chemical Co.	5.000%	8/1/2029	295	298
	Eaton Corp.	4.200%	3/6/2031	200	197
[3]	EF Holdco	7.375%	9/30/2030	275	265
[3]	Element Solutions Inc.	3.875%	9/1/2028	715	696
	Elevance Health Inc.	5.150%	6/15/2029	70	71
	Elevance Health Inc.	5.375%	6/15/2034	400	405
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	150	146
[3]	Endo Finance Holdings LP	8.500%	4/15/2031	130	136
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	547	539
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	780	743
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	405	380
[4]	Energy Transfer LP	5.500%	6/1/2027	164	166
	Energy Transfer LP	5.250%	4/15/2029	160	163
	Energy Transfer LP	5.200%	4/1/2030	250	256
[3]	Enpro Inc.	6.125%	6/1/2033	310	314
[3]	Entegris Inc.	4.375%	4/15/2028	580	568
[3]	Entegris Inc.	4.750%	4/15/2029	35	35
[3]	Entegris Inc.	5.950%	6/15/2030	250	252
	EOG Resources Inc.	4.400%	1/15/2031	240	238
	EQT Corp.	4.500%	1/15/2029	2	2
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	357	347
	Equinix Inc.	3.900%	4/15/2032	510	482
[3]	Esab Corp.	5.625%	4/1/2031	245	247
[3]	Excelerate Energy LP	8.000%	5/15/2030	335	351
	Extra Space Storage LP	5.700%	4/1/2028	50	51
	Extra Space Storage LP	5.900%	1/15/2031	130	136
	Extra Space Storage LP	4.950%	1/15/2033	155	153
[3]	Fair Isaac Corp.	4.000%	6/15/2028	650	631
11

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Fair Isaac Corp.	6.000%	5/15/2033	160	157
[3]	Fair Isaac Corp.	6.250%	9/15/2034	440	432
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	10	10
[3]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	530	521
	Ferguson Enterprises Inc.	4.350%	3/15/2031	450	443
	Fidelity National Information Services Inc.	4.800%	3/10/2031	290	288
	Fifth Third Bancorp	3.950%	3/14/2028	100	99
	Fifth Third Bancorp	4.055%	4/25/2028	586	583
	Fifth Third Bancorp	6.339%	7/27/2029	100	104
	Fifth Third Bancorp	4.895%	9/6/2030	130	130
[3]	First Student Bidco Inc.	4.000%	7/31/2029	370	354
[3]	FirstEnergy Transmission LLC	2.866%	9/15/2028	80	77
	FirstEnergy Transmission LLC	4.750%	1/15/2033	78	77
	FirstEnergy Transmission LLC	5.000%	1/15/2035	200	197
[3]	Flash Compute LLC	7.250%	12/31/2030	175	176
	FMC Corp.	3.450%	10/1/2029	40	36
	FMC Corp.	5.650%	5/18/2033	465	411
	FMC Corp.	8.450%	11/1/2055	475	308
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	365	363
	Ford Motor Co.	9.625%	4/22/2030	5	6
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	110	108
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	320	330
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	95	100
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	200	205
[3]	Fortrea Holdings Inc.	7.500%	7/1/2030	39	37
[3]	Foundry JV Holdco LLC	5.500%	1/25/2031	2,200	2,248
[3]	Foundry JV Holdco LLC	6.150%	1/25/2032	750	784
[3]	Foundry JV Holdco LLC	5.900%	1/25/2033	600	618
	Fox Corp.	4.709%	1/25/2029	1,230	1,234
[3]	Freedom Mortgage Corp.	12.250%	10/1/2030	200	216
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	275	279
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	290	271
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	600	610
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	210	207
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	190	178
[3]	Frontier Communications Holdings LLC	5.000%	5/1/2028	160	160
[3]	Frontier Communications Holdings LLC	6.750%	5/1/2029	100	100
[3]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	135	140
[3]	Gates Corp.	6.875%	7/1/2029	855	876
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	50	50
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	110	111
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	100	102
	GE Vernova Inc.	4.250%	2/4/2031	157	155
[3]	Gen Digital Inc.	6.250%	4/1/2033	125	122
	General Electric Co.	4.900%	1/29/2036	196	196
	General Motors Financial Co. Inc.	5.000%	4/9/2027	125	126
	General Motors Financial Co. Inc.	5.350%	7/15/2027	45	45
	General Motors Financial Co. Inc.	3.850%	1/5/2028	50	49
	General Motors Financial Co. Inc.	5.050%	4/4/2028	1,400	1,412
	General Motors Financial Co. Inc.	2.400%	10/15/2028	535	507
	General Motors Financial Co. Inc.	5.800%	1/7/2029	1,000	1,029
	General Motors Financial Co. Inc.	5.550%	7/15/2029	165	169
	General Motors Financial Co. Inc.	3.600%	6/21/2030	60	57
	General Motors Financial Co. Inc.	4.600%	1/8/2031	1,010	996
	General Motors Financial Co. Inc.	5.625%	4/4/2032	90	92
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	170	172
	Genesis Energy LP	8.250%	1/15/2029	300	310
	Genesis Energy LP	7.875%	5/15/2032	120	124
	Genesis Energy LP	8.000%	5/15/2033	330	341
	Genesis Energy LP	6.750%	3/15/2034	215	214
[3]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	325	319
[3]	Global Atlantic Fin Co.	7.950%	6/15/2033	164	176
	Goldman Sachs Group Inc.	4.153%	10/21/2029	2,070	2,051
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,000	1,001
	Golub Capital Private Credit Fund	5.875%	5/1/2030	123	121
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	160	152
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	543	531
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	205	180
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	500	496
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	150	138
12

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	365	364
[3]	Gray Media Inc.	9.625%	7/15/2032	385	385
[3]	Gray Media Inc.	7.250%	8/15/2033	165	166
	Haleon US Capital LLC	3.625%	3/24/2032	15	14
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,605	1,602
	HCA Inc.	5.250%	3/1/2030	140	143
	HCA Inc.	4.300%	11/15/2030	400	393
	HCA Inc.	5.450%	4/1/2031	165	169
	HCA Inc.	3.625%	3/15/2032	100	93
	HCA Inc.	4.600%	11/15/2032	520	506
	HCA Inc.	5.450%	9/15/2034	10	10
	HCA Inc.	4.900%	11/15/2035	50	48
[3]	Herc Holdings Inc.	6.625%	6/15/2029	105	107
[3]	Herc Holdings Inc.	7.000%	6/15/2030	260	267
[3]	Herc Holdings Inc.	5.750%	3/15/2031	370	365
[3]	Herc Holdings Inc.	7.250%	6/15/2033	365	375
[3]	Herc Holdings Inc.	6.000%	3/15/2034	100	97
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	120	123
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	272	270
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	79	79
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	92	92
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	140	137
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	120	119
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	505	488
	Highwoods Realty LP	2.600%	2/1/2031	100	89
[3]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	350	328
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	490	493
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	440	439
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	337	329
[3]	Honeywell Aerospace Inc.	4.300%	3/16/2031	299	296
	Host Hotels & Resorts LP	4.250%	12/15/2028	480	474
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	200	207
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	205	205
	HPS Corporate Lending Fund	5.450%	1/14/2028	710	705
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	379	369
[3]	HUB International Ltd.	7.250%	6/15/2030	50	51
[3]	HUB International Ltd.	7.375%	1/31/2032	155	158
	Hudson Pacific Properties LP	3.950%	11/1/2027	45	42
	Hudson Pacific Properties LP	5.950%	2/15/2028	500	474
	Huntington Bancshares Inc.	6.208%	8/21/2029	130	135
	Huntington Bancshares Inc.	5.709%	2/2/2035	162	165
	Huntington Bancshares Inc.	2.487%	8/15/2036	50	43
	Huntington Bancshares Inc.	5.605%	1/28/2041	210	205
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	130	133
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	154	159
	Huntington National Bank	4.871%	4/12/2028	250	251
[3]	Imola Merger Corp.	4.750%	5/15/2029	1,295	1,260
	Intel Corp.	4.875%	2/10/2028	80	81
	Intel Corp.	2.450%	11/15/2029	426	395
	Intel Corp.	5.125%	2/10/2030	4,000	4,052
	Intel Corp.	2.000%	8/12/2031	54	47
	Intel Corp.	4.150%	8/5/2032	120	114
	Intel Corp.	5.200%	2/10/2033	105	106
	Intel Corp.	5.150%	2/21/2034	89	89
	Intercontinental Exchange Inc.	2.100%	6/15/2030	40	36
[3]	IQVIA Inc.	5.000%	5/15/2027	180	179
[3]	IQVIA Inc.	6.250%	6/1/2032	790	802
[3]	Jazz Securities DAC	4.375%	1/15/2029	200	194
	JBS NV	6.750%	3/15/2034	1,052	1,155
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,599	1,591
[3]	JetBlue Airways Corp.	9.875%	9/20/2031	1,020	964
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	235	234
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	150	150
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,710	1,712
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	50	50
	JPMorgan Chase & Co.	5.012%	1/23/2030	270	274
	JPMorgan Chase & Co.	4.603%	10/22/2030	160	160
	JPMorgan Chase & Co.	5.140%	1/24/2031	260	265
	JPMorgan Chase & Co.	5.193%	2/5/2037	1,420	1,394
[3]	Kaiser Aluminum Corp.	4.500%	6/1/2031	150	142
13

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	KeHE Distributors LLC	9.000%	2/15/2029	540	562
	Keybank National Association	5.000%	1/26/2033	50	49
	Kinder Morgan Inc.	5.150%	6/1/2030	140	143
[3]	Kinetik Holdings LP	6.625%	12/15/2028	385	391
	Kraft Heinz Foods Co.	3.750%	4/1/2030	159	154
	L3Harris Technologies Inc.	5.250%	6/1/2031	160	164
	Lamar Media Corp.	3.750%	2/15/2028	500	486
	Lamar Media Corp.	4.000%	2/15/2030	520	497
[3]	Lamar Media Corp.	5.375%	11/1/2033	200	197
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	1,068	1,021
	Leidos Inc.	4.100%	3/15/2029	1,523	1,507
[3]	Level 3 Financing Inc.	3.875%	11/15/2029	45	41
[3]	LifePoint Health Inc.	11.000%	10/15/2030	190	205
[3]	LifePoint Health Inc.	10.000%	6/1/2032	100	102
[3]	Light & Wonder International Inc.	7.500%	9/1/2031	290	298
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	280	274
[3]	Lithia Motors Inc.	4.625%	12/15/2027	70	69
[3]	Lithia Motors Inc.	3.875%	6/1/2029	300	286
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	110	110
[3]	Live Nation Entertainment Inc.	3.750%	1/15/2028	100	98
	Lowe's Cos. Inc.	4.250%	3/15/2031	75	74
	Lowe's Cos. Inc.	4.500%	10/15/2032	422	415
	Lowe's Cos. Inc.	4.850%	10/15/2035	140	136
	M&T Bank Corp.	4.553%	8/16/2028	300	300
	M&T Bank Corp.	7.413%	10/30/2029	161	172
	M&T Bank Corp.	5.179%	7/8/2031	148	149
	M&T Bank Corp.	5.053%	1/27/2034	48	47
	M&T Bank Corp.	5.400%	7/30/2035	168	167
[3]	Magnera Corp.	7.250%	11/15/2031	613	567
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	251
[3]	Mars Inc.	5.200%	3/1/2035	332	335
[3]	Matador Resources Co.	6.500%	4/15/2032	300	303
[3]	Matador Resources Co.	6.250%	4/15/2033	40	40
[3]	Matador Resources Co.	6.000%	4/15/2034	215	213
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	172	168
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	415	410
[3]	Match Group Holdings II LLC	4.125%	8/1/2030	358	332
[3]	McAfee Corp.	7.375%	2/15/2030	490	404
	McKesson Corp.	4.950%	5/30/2032	795	807
[3]	Medline Borrower LP	6.250%	4/1/2029	270	275
[3]	Medline Borrower LP	5.250%	10/1/2029	185	183
[3]	Men's Wearhouse LLC	9.000%	2/1/2031	215	219
	Meta Platforms Inc.	4.600%	11/15/2032	224	222
	Meta Platforms Inc.	4.875%	11/15/2035	476	467
	MGM Resorts International	6.500%	4/15/2032	355	358
[3]	Midcontinent Communications	8.000%	8/15/2032	1,185	1,105
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	80	77
[3]	MIWD Holdco II LLC	5.500%	2/1/2030	770	666
[3]	Moog Inc.	5.500%	10/15/2034	165	166
	Morgan Stanley	5.173%	1/16/2030	560	568
	Morgan Stanley	4.654%	10/18/2030	1,000	999
	Morgan Stanley	5.230%	1/15/2031	235	239
[4]	Morgan Stanley	4.356%	10/22/2031	1,021	1,001
	Morgan Stanley	5.466%	1/18/2035	50	51
	Morgan Stanley	5.664%	4/17/2036	245	251
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	822	827
[4]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	4,880	4,829
	Motorola Solutions Inc.	5.200%	8/15/2032	245	248
	MPT Operating Partnership LP	3.500%	3/15/2031	70	46
[3,9]	MPT Operating Partnership LP	7.000%	2/15/2032	400	454
[3]	MPT Operating Partnership LP	8.500%	2/15/2032	615	624
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	20	19
	Nasdaq Inc.	5.350%	6/28/2028	80	82
	Navient Corp.	4.875%	3/15/2028	58	55
	Navient Corp.	5.500%	3/15/2029	150	138
	Navient Corp.	9.375%	7/25/2030	375	366
	Navient Corp.	11.500%	3/15/2031	380	386
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	35	36
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	190	185
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	710	705
14

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	75	73
[3]	NCL Finance Ltd.	6.125%	3/15/2028	150	151
	Newell Brands Inc.	6.375%	9/15/2027	99	100
[3]	Newell Brands Inc.	8.500%	6/1/2028	150	155
	Newell Brands Inc.	6.625%	9/15/2029	631	616
	Newell Brands Inc.	6.375%	5/15/2030	300	289
	Newell Brands Inc.	6.625%	5/15/2032	220	210
	Newell Brands Inc.	7.375%	4/1/2036	90	83
	Newell Brands Inc.	7.500%	4/1/2046	375	301
[3]	Nexstar Media Inc.	6.500%	9/15/2033	650	655
[3,7]	Nexstar Media Inc.	7.250%	4/15/2034	280	281
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	280	283
	NiSource Inc.	5.200%	7/1/2029	205	209
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	145	142
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	135	130
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	785	755
	NNN REIT Inc.	5.600%	10/15/2033	50	51
	Northrop Grumman Corp.	5.250%	7/15/2035	80	81
	Novartis Capital Corp.	4.600%	3/18/2033	540	538
	Novartis Capital Corp.	4.900%	3/18/2036	245	244
[3]	Novelis Corp.	4.750%	1/30/2030	1,071	1,014
[3]	Novelis Corp.	3.875%	8/15/2031	591	526
[3]	Novelis Corp.	6.375%	8/15/2033	75	74
[3]	NRG Energy Inc.	5.750%	7/15/2029	340	339
[3]	NRG Energy Inc.	5.750%	1/15/2034	390	386
[3]	NRG Energy Inc.	6.250%	11/1/2034	620	624
[3]	NRG Energy Inc.	6.000%	1/15/2036	425	421
[3,7,9]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	400	471
[3,7]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	235	243
[3,7]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	195	204
	OGE Energy Corp.	5.450%	5/15/2029	80	82
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	500	489
[3]	Olympus Water US Holding Corp.	6.750%	8/1/2032	755	719
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	860	822
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	120	115
	Omnicom Group Inc.	4.200%	3/2/2029	620	613
	OneMain Finance Corp.	3.500%	1/15/2027	440	432
	OneMain Finance Corp.	6.625%	5/15/2029	400	402
	OneMain Finance Corp.	6.125%	5/15/2030	770	752
	OneMain Finance Corp.	6.750%	3/15/2032	10	10
	OneMain Finance Corp.	7.125%	9/15/2032	15	15
	OneMain Finance Corp.	6.500%	3/15/2033	295	282
	OneMain Finance Corp.	6.750%	9/15/2033	195	187
	Oracle Corp.	4.550%	2/4/2029	318	314
	Oracle Corp.	2.950%	4/1/2030	1,600	1,460
	Oracle Corp.	4.450%	9/26/2030	509	491
	Oracle Corp.	4.950%	2/4/2031	627	614
	Oracle Corp.	5.350%	5/4/2033	1,750	1,703
[3]	Organon & Co.	4.125%	4/30/2028	331	321
[3]	Organon & Co.	6.750%	5/15/2034	920	817
[3]	Outfront Media Capital LLC	5.000%	8/15/2027	120	120
[3]	Outfront Media Capital LLC	7.375%	2/15/2031	250	261
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	575	551
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	570	540
	Pacific Gas & Electric Co.	2.100%	8/1/2027	190	184
	Pacific Gas & Electric Co.	6.100%	1/15/2029	1,410	1,459
	Pacific Gas & Electric Co.	2.500%	2/1/2031	250	224
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	565	566
	Paramount Global	2.900%	1/15/2027	24	24
	Paramount Global	3.700%	6/1/2028	100	97
	Paramount Global	4.200%	6/1/2029	335	320
	Paramount Global	4.200%	5/19/2032	50	43
	Paramount Global	5.850%	9/1/2043	505	350
	Paramount Global	4.950%	5/19/2050	510	303
[3]	Pattern Energy Operations LP	4.500%	8/15/2028	645	631
[3]	Penn Entertainment Inc.	4.125%	7/1/2029	140	131
[3]	Performance Food Group Inc.	4.250%	8/1/2029	1,200	1,154
[3]	Performance Food Group Inc.	6.125%	9/15/2032	355	356
[3]	Performance Food Group Inc.	5.625%	3/1/2034	240	232
	Philip Morris International Inc.	5.125%	2/15/2030	50	51
15

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.250%	10/29/2032	310	301
	Philip Morris International Inc.	4.875%	4/30/2035	190	187
	Philip Morris International Inc.	4.625%	10/29/2035	50	48
	Phillips 66 Co.	5.250%	6/15/2031	85	87
	Pinnacle Bank	5.957%	1/15/2036	250	248
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	217	221
	Pinnacle West Capital Corp.	4.900%	5/15/2028	70	71
	PNC Financial Services Group Inc.	5.582%	6/12/2029	150	154
	PNC Financial Services Group Inc.	5.492%	5/14/2030	420	432
	PNC Financial Services Group Inc.	5.222%	1/29/2031	240	245
	PNC Financial Services Group Inc.	6.037%	10/28/2033	250	264
	PNC Financial Services Group Inc.	5.423%	1/25/2041	270	265
[3]	Post Holdings Inc.	6.250%	2/15/2032	190	192
[3]	Post Holdings Inc.	6.375%	3/1/2033	270	266
[3]	Post Holdings Inc.	6.250%	10/15/2034	65	64
[3]	Post Holdings Inc.	6.500%	3/15/2036	730	716
	Progressive Corp.	4.600%	3/26/2031	15	15
	Progressive Corp.	5.150%	3/26/2036	425	426
	Prudential Financial Inc.	6.500%	3/15/2054	50	51
[3]	PSEG Power LLC	5.750%	5/15/2035	300	305
	Public Service Electric & Gas Co.	4.850%	8/1/2034	1,000	992
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	440
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	685	686
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	550	559
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	640	650
[3]	QXO Building Products Inc.	6.750%	4/30/2032	640	653
[3]	Radiology Partners Inc.	8.500%	7/15/2032	405	411
[3]	Range Resources Corp.	4.750%	2/15/2030	230	224
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	105	102
	Regions Financial Corp.	5.722%	6/6/2030	647	664
	Regions Financial Corp.	5.502%	9/6/2035	191	191
	Revvity Inc.	3.300%	9/15/2029	69	66
[3]	RHP Hotel Properties LP	6.500%	4/1/2032	650	662
[3]	RHP Hotel Properties LP	6.500%	6/15/2033	125	127
[3]	RHP Hotel Properties LP	5.750%	3/15/2034	150	148
[3]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	195	195
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	400	405
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	710	717
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	75	77
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	350	354
[3]	Rocket Mortgage LLC	2.875%	10/15/2026	185	183
[3]	Rocket Mortgage LLC	3.625%	3/1/2029	450	426
[3]	Rocket Mortgage LLC	3.875%	3/1/2031	295	272
[3]	Rocket Software Inc.	9.000%	11/28/2028	305	305
[3]	Rockies Express Pipeline LLC	6.750%	3/15/2033	320	329
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	260	252
	RTX Corp.	6.000%	3/15/2031	1,000	1,063
[3]	Ryan Specialty LLC	4.375%	2/1/2030	150	146
[3]	Ryan Specialty LLC	5.875%	8/1/2032	440	435
	Ryder System Inc.	4.300%	12/1/2030	66	65
	Ryder System Inc.	6.600%	12/1/2033	125	137
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	565	561
	Sabra Health Care LP	3.900%	10/15/2029	81	79
	Salesforce Inc.	4.650%	3/15/2029	1,700	1,703
	SBA Communications Corp.	3.875%	2/15/2027	1,090	1,079
	SBA Communications Corp.	3.125%	2/1/2029	60	57
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	515	476
[3]	Sealed Air Corp.	4.000%	12/1/2027	380	380
[3]	Sealed Air Corp.	6.125%	2/1/2028	160	162
[3]	Sealed Air Corp.	5.000%	4/15/2029	150	152
	Service Corp. International	3.375%	8/15/2030	830	767
	Service Corp. International	5.750%	10/15/2032	200	200
[3]	Service Properties Trust	0.000%	9/30/2027	610	556
	Service Properties Trust	5.500%	12/15/2027	95	95
[3]	Shift4 Payments LLC	6.750%	8/15/2032	650	640
[4,9]	Shift4 Payments LLC	5.500%	5/15/2033	100	109
[3]	Sirius XM Radio LLC	4.000%	7/15/2028	200	193
[3]	Sirius XM Radio LLC	3.875%	9/1/2031	80	73
[3]	Six Flags Entertainment Corp.	8.625%	1/15/2032	240	240
[3]	Six Flags Entertainment Corp.	6.625%	5/1/2032	280	280
16

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sixth Street Lending Partners	6.125%	7/15/2030	190	189
[3]	SM Energy Co.	6.750%	8/1/2029	465	472
[3]	SM Energy Co.	8.625%	11/1/2030	225	237
[3]	SM Energy Co.	8.750%	7/1/2031	95	99
[3]	SM Energy Co.	7.000%	8/1/2032	490	500
[3]	SM Energy Co.	9.625%	6/15/2033	1,060	1,173
[3]	SM Energy Co.	6.625%	4/15/2034	330	330
	Southern California Edison Co.	4.800%	3/15/2033	200	196
[4]	Southern Power Co.	4.250%	10/1/2030	170	168
[4]	Southern Power Co.	4.900%	10/1/2035	90	87
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	1,025	1,026
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	300	301
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	130	131
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	60	59
[3]	Standard Industries Inc.	4.750%	1/15/2028	150	148
[3]	Star Parent Inc.	9.000%	10/1/2030	290	301
[3]	Starwood Property Trust Inc.	5.250%	10/15/2028	100	99
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	115	118
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	205	205
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	330	336
	State Street Corp.	4.784%	10/23/2036	309	300
	Steel Dynamics Inc.	4.000%	12/15/2028	260	257
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	255	253
[3]	Sunoco LP	7.000%	9/15/2028	175	179
[3]	Sunoco LP	5.625%	3/15/2031	915	910
[3]	Sunoco LP	5.375%	7/15/2031	135	134
[3]	Sunoco LP	6.250%	7/1/2033	275	277
[3]	Sunoco LP	5.625%	7/15/2034	190	187
[3]	Sunoco LP	7.875%	Perpetual	215	219
[3]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	725	718
	Synopsys Inc.	4.650%	4/1/2028	110	110
	Synopsys Inc.	4.850%	4/1/2030	140	141
	Synopsys Inc.	5.000%	4/1/2032	130	131
	Sysco Corp.	4.400%	7/25/2031	15	15
	Sysco Corp.	4.950%	3/25/2036	50	48
[3]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	1,870	1,857
[3]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	1,770	1,749
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	515	511
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	260	262
[3]	Tallgrass Energy Partners LP	7.375%	2/15/2029	1,210	1,244
[3]	Tallgrass Energy Partners LP	6.000%	12/31/2030	140	139
[3]	Tallgrass Energy Partners LP	6.750%	3/15/2034	780	783
	Targa Resources Corp.	6.150%	3/1/2029	105	109
	Targa Resources Corp.	4.900%	9/15/2030	88	89
	Targa Resources Corp.	6.500%	3/30/2034	105	114
	Tenet Healthcare Corp.	5.125%	11/1/2027	100	100
	Tenet Healthcare Corp.	6.125%	10/1/2028	138	138
	Tenet Healthcare Corp.	4.250%	6/1/2029	40	39
	Tenet Healthcare Corp.	4.375%	1/15/2030	320	310
	Tenet Healthcare Corp.	6.125%	6/15/2030	520	524
	Tenet Healthcare Corp.	6.750%	5/15/2031	375	384
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	830	822
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	190	188
	T-Mobile USA Inc.	5.300%	5/15/2035	300	302
[3]	TopBuild Corp.	3.625%	3/15/2029	125	119
[3]	TopBuild Corp.	5.625%	1/31/2034	390	382
	Toyota Motor Credit Corp.	5.100%	3/21/2031	65	66
[3]	TransDigm Inc.	6.750%	8/15/2028	375	379
[3]	TransDigm Inc.	6.375%	3/1/2029	369	376
[3]	TransDigm Inc.	7.125%	12/1/2031	130	134
[3]	TransDigm Inc.	6.625%	3/1/2032	688	703
[3]	TransDigm Inc.	6.000%	1/15/2033	125	125
[3]	TransDigm Inc.	6.375%	5/31/2033	1,045	1,042
[3]	TransDigm Inc.	6.125%	7/31/2034	200	197
[3]	Transocean International Ltd.	8.250%	5/15/2029	515	532
[3]	Transocean International Ltd.	8.750%	2/15/2030	539	562
[3]	Transocean International Ltd.	8.500%	5/15/2031	320	336
[3]	Transocean International Ltd.	7.875%	10/15/2032	160	170
[4]	Truist Financial Corp.	7.161%	10/30/2029	60	64
[4]	Truist Financial Corp.	5.071%	5/20/2031	405	409
17

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	4.950%	2/20/2036	35	34
	Uber Technologies Inc.	4.300%	1/15/2030	80	79
	Uber Technologies Inc.	4.800%	9/15/2034	90	88
	Uber Technologies Inc.	4.800%	9/15/2035	200	194
[3]	UKG Inc.	6.875%	2/1/2031	910	892
	United Airlines Holdings Inc.	4.875%	3/1/2029	180	177
	United Airlines Holdings Inc.	5.375%	3/1/2031	590	578
	United Rentals North America Inc.	4.000%	7/15/2030	100	95
	UnitedHealth Group Inc.	4.950%	1/15/2032	200	202
	UnitedHealth Group Inc.	5.300%	6/15/2035	75	76
[3]	Univision Communications Inc.	8.000%	8/15/2028	255	259
[3]	Univision Communications Inc.	7.375%	6/30/2030	310	304
[3]	Univision Communications Inc.	8.500%	7/31/2031	940	943
[3]	Univision Communications Inc.	9.375%	8/1/2032	505	521
	US Bancorp	6.787%	10/26/2027	810	821
	US Bancorp	5.083%	5/15/2031	214	217
	US Bancorp	5.836%	6/12/2034	93	97
[3]	US Foods Inc.	6.875%	9/15/2028	15	15
[3]	US Foods Inc.	4.750%	2/15/2029	567	560
[3]	US Foods Inc.	5.750%	4/15/2033	205	205
[3]	UWM Holdings LLC	6.625%	2/1/2030	55	52
[3]	Vail Resorts Inc.	5.625%	7/15/2030	225	223
[3]	Vail Resorts Inc.	6.500%	5/15/2032	655	662
[3]	Valaris Ltd.	8.375%	4/30/2030	440	456
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	160	152
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	1,135	1,228
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	160	166
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	885	951
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	240	247
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	400	440
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	195	203
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	895	931
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	205	217
	Verizon Communications Inc.	1.680%	10/30/2030	50	44
	Verizon Communications Inc.	4.750%	1/15/2033	432	426
	Verizon Communications Inc.	6.400%	9/15/2033	366	398
	Virginia Electric & Power Co.	5.300%	8/15/2033	400	409
[3]	Vistra Operations Co. LLC	5.625%	2/15/2027	535	535
[3]	Vistra Operations Co. LLC	5.000%	7/31/2027	80	80
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	195	204
[3]	Vistra Operations Co. LLC	6.875%	4/15/2032	115	119
	VMware LLC	2.200%	8/15/2031	60	53
[3]	Wayfair LLC	7.250%	10/31/2029	290	296
[3]	Wayfair LLC	7.750%	9/15/2030	300	312
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	200	204
[3]	WESCO Distribution Inc.	5.250%	4/15/2031	95	94
[3]	WESCO Distribution Inc.	6.625%	3/15/2032	240	245
[3]	WESCO Distribution Inc.	6.375%	3/15/2033	430	438
[3]	WESCO Distribution Inc.	5.500%	4/15/2034	95	94
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	150	152
[3]	WEX Inc.	6.500%	3/15/2033	125	122
	Whirlpool Corp.	6.125%	6/15/2030	140	137
	Whirlpool Corp.	6.500%	6/15/2033	1,209	1,149
	Williams Cos. Inc.	4.900%	3/15/2029	625	632
	Williams Cos. Inc.	5.650%	3/15/2033	170	176
	Workday Inc.	3.800%	4/1/2032	305	283
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	785	721
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	260	261
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	70	68
[3]	WR Grace Holdings LLC	7.000%	8/1/2033	77	75
[3]	WULF Compute LLC	7.750%	10/15/2030	305	322
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	700	684
[3]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	195	192
[3]	XHR LP	4.875%	6/1/2029	195	189
[3]	XHR LP	6.625%	5/15/2030	155	157
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	145	144
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	810	837
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	345	364
					281,360
18

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Zambia (0.1%)
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	225	232
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	385	401
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	65	66
					699
Total Corporate Bonds (Cost $332,385)					330,850
Floating Rate Loan Interests (2.7%)
France (0.0%)
[5]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/10/2031	45	45
Germany (0.0%)
[5]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.377%	4/30/2030	59	59
United Kingdom (0.1%)
[5]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	309	310
United States (2.6%)
[5]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.418%	5/28/2032	484	479
[5]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.918%	4/20/2028	163	161
[5]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.918%	9/19/2030	381	376
[5]	Asurion LLC First Lien Term Loan B-14, TSFR1M + 3.750%	7.418%	2/23/2033	195	189
[5]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.418%	2/15/2029	198	194
[5]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	1/15/2031	589	590
[5]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.950%	9/13/2032	100	100
[5]	Belron Finance 2019 LLC First Lien Term Loan B, TSFR3M + 2.000%	5.660%	10/16/2031	226	226
[5]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	6.922%	7/6/2029	99	70
[5]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.918%	10/28/2032	100	100
[5]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.418%	1/28/2032	303	302
[5]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.168%	5/6/2030	709	706
[5]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.250%	6.922%	3/21/2031	149	136
[5]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	6.418%	3/26/2032	184	169
[5]	Dayforce Bidco LLC First Lien Initial Term Loan, TSFR3M + 3.000%	6.661%	2/4/2033	365	345
[5]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	4/23/2031	998	991
[5]	First Student Bidco Inc. First Lien Initial Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	279	278
[5]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 2.250%	5.950%	8/15/2030	51	51
[5]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	745	730
[5]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.918%	1/26/2033	75	74
[5]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 3.000%	6.675%	9/13/2032	690	690
[5]	Hologic Inc. First Lien Term Loan B, TSFR12M + 2.250%	5.755%	1/14/2033	820	810
[5]	Light & Wonder International Inc. First Lien Term Loan B-3, TSFR1M + 2.000%	5.675%	4/16/2029	65	64
[5]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.668%	3/1/2029	531	473
[5]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.421%	1/28/2031	15	15
[5]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	295	293
[5,9]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	215	246
[5]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	489	489
[5]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR1M + 2.000%	5.668%	10/29/2032	120	119
[5]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.418%	11/28/2028	772	739
[5]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.670%	7/9/2032	904	903
[5]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.168%	7/31/2031	856	839
[5]	TKO Worldwide Holdings LLC First Lien Term Loan B-5, TSFR3M + 2.000%	5.664%	11/21/2031	80	80
[5]	TransDigm Inc. First Lien Term Loan L, TSFR1M + 2.500%	6.173%	1/19/2032	10	10
[5]	TransDigm Inc. First Lien Term Loan M, TSFR1M + 2.500%	6.173%	8/19/2032	249	248
[5]	TransDigm Inc. First Lien Term Loan N, TSFR3M + 2.500%	6.160%	2/14/2033	50	50
[5]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	474	469
[5]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.161%	1/30/2031	90	90
					12,894
Total Floating Rate Loan Interests (Cost $13,538)					13,308
Sovereign Bonds (13.4%)
Argentina (0.8%)
[4]	Argentine Republic	1.000%	7/9/2029	99	86
[4]	Argentine Republic	0.750%	7/9/2030	1,774	1,485
[4]	Argentine Republic	5.000%	1/9/2038	1,305	983
[4]	Argentine Republic	4.125%	7/9/2046	746	511
19

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	633	638
					3,703
Bahrain (0.1%)
[3,4]	Kingdom of Bahrain	7.100%	2/3/2038	309	290
Benin (0.1%)
[3,4]	Benin Government Bond	7.960%	2/13/2038	200	196
[4]	Benin Government Bond	8.375%	1/23/2041	500	495
					691
Brazil (0.5%)
	Federative Republic of Brazil	5.500%	2/4/2033	2,309	2,266
Bulgaria (0.0%)
[4]	Republic of Bulgaria	5.000%	3/5/2037	1	1
Chile (0.4%)
[4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	200	205
[4]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	465	484
[4]	Empresa Nacional del Petroleo	5.250%	11/6/2029	1,348	1,350
					2,039
Colombia (0.2%)
	Ecopetrol SA	7.750%	2/1/2032	294	297
[4]	Republic of Colombia	6.500%	1/21/2033	600	586
[4]	Republic of Colombia	5.000%	6/15/2045	420	301
					1,184
Costa Rica (0.0%)
	Republic of Costa Rica	7.158%	3/12/2045	200	213
Dominican Republic (0.6%)
[4]	Dominican Republic	6.000%	7/19/2028	450	453
[4]	Dominican Republic	4.500%	1/30/2030	1,720	1,635
[4]	Dominican Republic	7.050%	2/3/2031	985	1,019
					3,107
Ecuador (0.3%)
[4]	Republic of Ecuador	0.000%	7/31/2030	1,015	849
[4]	Republic of Ecuador	6.900%	7/31/2035	720	634
[4]	Republic of Ecuador	5.000%	7/31/2040	230	180
					1,663
Egypt (0.4%)
[4,9]	Arab Republic of Egypt	4.750%	4/16/2026	200	230
[4]	Arab Republic of Egypt	5.800%	9/30/2027	280	276
[4]	Arab Republic of Egypt	7.625%	5/29/2032	1,000	962
[4]	Arab Republic of Egypt	8.500%	1/31/2047	400	346
					1,814
El Salvador (0.1%)
[4]	Republic of El Salvador	9.250%	4/17/2030	150	156
[4]	Republic of El Salvador	9.650%	11/21/2054	245	260
					416
Germany (0.0%)
[9]	Federal Republic of Germany	1.250%	8/15/2048	97	74
Ghana (0.1%)
[4]	Republic of Ghana	0.000%	7/3/2026	36	35
[4]	Republic of Ghana	5.000%	7/3/2029	262	251
					286
Guatemala (0.3%)
[4]	Republic of Guatemala	4.900%	6/1/2030	200	197
[4]	Republic of Guatemala	6.050%	8/6/2031	200	204
[4]	Republic of Guatemala	7.050%	10/4/2032	848	907
					1,308
Hungary (0.7%)
[4,11]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	500	506
[4]	Republic of Hungary	5.250%	6/16/2029	600	601
[4]	Republic of Hungary	6.250%	9/22/2032	200	209
[9]	Republic of Hungary	4.250%	5/26/2033	390	444
[3,4]	Republic of Hungary	6.000%	9/26/2035	1,050	1,064
20

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Hungary	6.750%	9/23/2055	714	726
					3,550
Indonesia (0.7%)
[9]	Republic of Indonesia	1.100%	3/12/2033	600	557
[9]	Republic of Indonesia	3.750%	10/16/2033	1,810	1,994
[9]	Republic of Indonesia	4.100%	3/4/2034	1,009	1,121
					3,672
Ivory Coast (0.1%)
[4]	Ivory Coast Government Bond	8.075%	4/1/2036	301	306
Jordan (0.1%)
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	400	409
[4]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	200	206
					615
Kazakhstan (0.5%)
[4]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	200	201
[3,4]	Republic of Kazakhstan	4.412%	10/28/2030	632	618
[4]	Republic of Kazakhstan	4.412%	10/28/2030	1,460	1,429
					2,248
Kenya (0.1%)
[3,4]	Republic of Kenya	8.700%	2/26/2039	500	452
Mexico (2.6%)
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	810	813
	Petroleos Mexicanos	8.750%	6/2/2029	3,653	3,840
	Petroleos Mexicanos	6.840%	1/23/2030	1,967	1,967
	Petroleos Mexicanos	6.375%	1/23/2045	90	71
	Petroleos Mexicanos	6.750%	9/21/2047	152	121
	Petroleos Mexicanos	6.350%	2/12/2048	235	180
	Petroleos Mexicanos	6.950%	1/28/2060	67	53
[4]	United Mexican States	2.659%	5/24/2031	438	387
[4]	United Mexican States	5.850%	7/2/2032	2,000	2,021
[4]	United Mexican States	5.375%	3/22/2033	509	497
[4]	United Mexican States	6.875%	5/13/2037	1,087	1,136
[4]	United Mexican States	6.125%	2/9/2038	508	496
[9]	United Mexican States	5.125%	3/19/2038	660	735
[4]	United Mexican States	6.750%	2/9/2056	399	386
					12,703
Morocco (0.1%)
[4]	OCP SA	6.100%	4/30/2030	685	696
Nigeria (0.1%)
[4]	Federal Republic of Nigeria	8.375%	3/24/2029	200	210
[3,4]	Federal Republic of Nigeria	8.631%	1/13/2036	225	234
					444
Pakistan (0.1%)
[4]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	675	666
Panama (0.4%)
[4]	Republic of Panama	2.252%	9/29/2032	1,655	1,360
[4]	Republic of Panama	5.227%	2/23/2034	467	452
					1,812
Paraguay (0.4%)
[4]	Paraguay Government Bond	4.950%	4/28/2031	1,401	1,396
[3,4]	Paraguay Government Bond	6.650%	3/4/2055	724	751
					2,147
Poland (0.3%)
[4,12]	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	1,530	1,512
Romania (0.5%)
[4,9]	Republic of Romania	5.375%	3/22/2031	20	23
[4,9]	Republic of Romania	2.124%	7/16/2031	1,338	1,329
[4,9]	Republic of Romania	5.875%	7/11/2032	20	23
[4,9]	Republic of Romania	5.375%	6/7/2033	140	158
[4]	Republic of Romania	6.375%	1/30/2034	72	72
21

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Republic of Romania	5.750%	7/4/2036	869	806
					2,411
Saudi Arabia (0.9%)
[3,4]	Kingdom of Saudi Arabia	5.875%	1/12/2056	3,180	3,024
[4]	Kingdom of Saudi Arabia	3.450%	2/2/2061	264	163
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	530	524
[3,4]	Saudi Arabian Oil Co.	4.375%	2/2/2031	600	583
					4,294
Serbia (0.2%)
[4,9]	Serbia International Bond	3.125%	5/15/2027	230	263
[4,9]	Serbia International Bond	1.500%	6/26/2029	230	242
[4]	Serbia International Bond	2.125%	12/1/2030	763	658
					1,163
South Africa (0.8%)
[4]	Republic of South Africa	4.850%	9/30/2029	370	362
[4]	Republic of South Africa	5.875%	6/22/2030	3,000	3,017
[3,4]	Republic of South Africa	7.250%	12/11/2055	645	589
					3,968
Sri Lanka (0.0%)
[3]	Republic of Sri Lanka	4.000%	4/15/2028	18	18
[4]	Republic of Sri Lanka	3.100%	1/15/2030	32	29
[3,4]	Republic of Sri Lanka	3.100%	1/15/2030	65	60
[4]	Republic of Sri Lanka	3.600%	6/15/2035	18	14
[4]	Republic of Sri Lanka	3.600%	2/15/2038	83	74
					195
Trinidad And Tobago (0.1%)
[3,4]	Republic of Trinidad & Tobago	6.500%	1/28/2036	700	691
Turkiye (0.5%)
	Republic of Turkiye	6.300%	3/14/2033	2,240	2,121
[4]	Republic of Turkiye	4.875%	4/16/2043	226	158
					2,279
Ukraine (0.1%)
[4]	Ukraine Government Bond	4.000%	2/1/2032	300	217
[3,4]	Ukraine Government Bond	0.000%	2/1/2036	24	11
[4]	Ukraine Government Bond	0.000%	2/1/2036	258	120
[3,4]	Ukraine Government Bond	4.500%	2/1/2036	493	254
					602
Uzbekistan (0.1%)
[3,4]	Uzbekneftegaz JSC	8.750%	5/7/2030	390	411
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/2033	290	272
Total Sovereign Bonds (Cost $67,167)					66,164
				Shares
Temporary Cash Investments (1.3%)
Money Market Fund (0.6%)
[13]	Vanguard Market Liquidity Fund	3.687%		28,589	2,859
22

Multi-Sector Income Bond Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.7%)
United States Treasury Bill	3.726%	3/18/2027	3,602	3,478
Total Temporary Cash Investments (Cost $6,335)				6,337
Total Investments (99.8%) (Cost $496,266)				493,249
Other Assets and Liabilities—Net (0.2%)				869
Net Assets (100%)				494,118
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $375 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,218 have been segregated as initial margin for open centrally cleared swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $235,481, representing 47.7% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security value determined using significant unobservable inputs.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Face amount denominated in euro.
10	Payment-in-kind (PIK) security which may pay interest as additional principal.
11	Guaranteed by the Republic of Hungary.
12	Guaranteed by the Republic of Poland.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
23

Multi-Sector Income Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	112	23,234	(120)
10-Year U.S. Treasury Note	June 2026	29	3,220	(8)
Euro-Schatz	June 2026	6	733	(2)
Long U.S. Treasury Bond	June 2026	28	3,189	(4)
Ultra 10-Year U.S. Treasury Note	June 2026	72	8,173	(123)
				(257)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(60)	(6,491)	(16)
Euro-Bobl	June 2026	(22)	(2,935)	34
Euro-Bund	June 2026	(30)	(4,348)	99
Euro-Buxl	June 2026	(1)	(127)	2
Ultra Long U.S. Treasury Bond	June 2026	(25)	(2,914)	69
				188
				(69)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	EUR	580	USD	669	1	—
Toronto-Dominion Bank	6/17/2026	EUR	234	USD	273	—	(1)
State Street Bank & Trust Co.	6/17/2026	EUR	27	USD	31	—	—
Wells Fargo Bank N.A.	6/17/2026	USD	8,264	EUR	7,105	23	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,511	EUR	1,306	—	(4)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	111	EUR	95	1	—
State Street Bank & Trust Co.	6/17/2026	USD	77	EUR	66	—	—
Wells Fargo Bank N.A.	6/17/2026	USD	4	EUR	4	—	—
						25	(5)

EUR—euro.
USD—U.S. dollar.
24

Multi-Sector Income Bond Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V2	12/20/2030	USD	12,570	5.000	683	(162)
CDX-NA-HY-S46-V1	6/20/2031	USD	9,070	5.000	444	75
Federative Republic of Brazil	6/20/2031	USD	175	1.000	(3)	—
Republic of Turkiye	6/20/2031	USD	1,520	1.000	(135)	(11)
						(98)

Credit Protection Purchased
Republic of Colombia	6/20/2031	USD	140	(1.000)	8	1
						(97)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Multi-Sector Income Bond Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $493,407)	490,390
Affiliated Issuers (Cost $2,859)	2,859
Total Investments in Securities	493,249
Investment in Vanguard	11
Foreign Currency, at Value (Cost $18)	18
Receivables for Investment Securities Sold	2,121
Receivables for Accrued Income	5,696
Receivables for Capital Shares Issued	383
Variation Margin Receivable—Futures Contracts	5
Variation Margin Receivable—Centrally Cleared Swap Contracts	200
Unrealized Appreciation—Forward Currency Contracts	25
Total Assets	501,708
Liabilities
Due to Custodian	264
Payables for Investment Securities Purchased	6,695
Payables for Capital Shares Redeemed	560
Payables to Vanguard	66
Unrealized Depreciation—Forward Currency Contracts	5
Total Liabilities	7,590
Net Assets	494,118
At March 31, 2026, net assets consisted of:

Paid-in Capital	493,820
Total Distributable Earnings (Loss)	298
Net Assets	494,118

Investor Shares—Net Assets
Applicable to 2,868,204 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,178
Net Asset Value Per Share—Investor Shares	$9.13

Admiral™ Shares—Net Assets
Applicable to 25,633,238 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	467,940
Net Asset Value Per Share—Admiral Shares	$18.26
See accompanying Notes, which are an integral part of the Financial Statements.
26

Multi-Sector Income Bond Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	12,642
Total Income	12,642
Expenses
The Vanguard Group—Note C
Investment Advisory Services	64
Management and Administrative—Investor Shares	42
Management and Administrative—Admiral Shares	529
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	11
Custodian Fees	15
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	683
Net Investment Income	11,959
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,910
Futures Contracts	(162)
Swap Contracts	111
Forward Currency Contracts	160
Foreign Currencies	13
Realized Net Gain (Loss)	2,032
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(9,428)
Futures Contracts	(48)
Swap Contracts	(350)
Forward Currency Contracts	3
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(9,824)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,167
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $110, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Multi-Sector Income Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,959	14,421
Realized Net Gain (Loss)	2,032	1,831
Change in Unrealized Appreciation (Depreciation)	(9,824)	(18)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,167	16,234
Distributions
Investor Shares	(574)	(1,380)
Admiral Shares	(9,500)	(13,388)
Total Distributions	(10,074)	(14,768)
Capital Share Transactions
Investor Shares	(196)	4,864
Admiral Shares	123,088	164,550
Net Increase (Decrease) from Capital Share Transactions	122,892	169,414
Total Increase (Decrease)	116,985	170,880
Net Assets
Beginning of Period	377,133	206,253
End of Period	494,118	377,133
See accompanying Notes, which are an integral part of the Financial Statements.
28

Multi-Sector Income Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,			October 12, 2021[1] to September 30,
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.23	$9.21	$8.51	$8.32	$10.00
Investment Operations
Net Investment Income[2]	.242	.521	.526	.490	.296
Net Realized and Unrealized Gain (Loss) on Investments	(.138)	.023	.701	.157	(1.665)
Total from Investment Operations	.104	.544	1.227	.647	(1.369)
Distributions
Dividends from Net Investment Income	(.202)	(.524)	(.527)	(.457)	(.294)
Distributions from Realized Capital Gains	(.002)	—	—	—	(.017)
Total Distributions	(.204)	(.524)	(.527)	(.457)	(.311)
Net Asset Value, End of Period	$9.13	$9.23	$9.21	$8.51	$8.32
Total Return[3]	1.12%	6.16%	14.82%	7.80%	-13.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26	$27	$22	$15	$1
Ratio of Total Expenses to Average Net Assets	0.40%	0.40%	0.40%[4]	0.40%	0.40%[5]
Ratio of Net Investment Income to Average Net Assets	5.25%	5.73%	5.91%	5.62%	3.30%[5]
Portfolio Turnover Rate	51%	118%	81%	94%	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the Investor Shares. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.45% for 2024.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Multi-Sector Income Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,			October 12, 2021[1] to September 30,
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$18.46	$18.42	$17.02	$16.63	$20.00
Investment Operations
Net Investment Income[2]	.493	1.058	1.071	.979	.611
Net Realized and Unrealized Gain (Loss) on Investments	(.278)	.049	1.400	.342	(3.341)
Total from Investment Operations	.215	1.107	2.471	1.321	(2.730)
Distributions
Dividends from Net Investment Income	(.413)	(1.067)	(1.071)	(.931)	(.606)
Distributions from Realized Capital Gains	(.002)	—	—	—	(.034)
Total Distributions	(.415)	(1.067)	(1.071)	(.931)	(.640)
Net Asset Value, End of Period	$18.26	$18.46	$18.42	$17.02	$16.63
Total Return[3]	1.16%	6.27%	14.93%	7.97%	-13.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$468	$350	$184	$84	$21
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%[4]
Ratio of Net Investment Income to Average Net Assets	5.35%	5.81%	6.01%	5.62%	3.40%[4]
Portfolio Turnover Rate	51%	118%	81%	94%	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Multi-Sector Income Bond Fund
Notes to Financial Statements
Vanguard Multi-Sector Income Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 6% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
31

Multi-Sector Income Bond Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 4% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and
32

Multi-Sector Income Bond Fund
Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $11,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
33

Multi-Sector Income Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,190	—	27,190
Asset-Backed/Commercial Mortgage-Backed Securities	—	49,080	320	49,400
Corporate Bonds	—	330,850	—	330,850
Floating Rate Loan Interests	—	13,308	—	13,308
Sovereign Bonds	—	66,164	—	66,164
Temporary Cash Investments	2,859	3,478	—	6,337
Total	2,859	490,070	320	493,249

Derivative Financial Instruments
Assets
Futures Contracts[1]	204	—	—	204
Forward Currency Contracts	—	25	—	25
Swap Contracts[1]	—	76	—	76
Total	204	101	—	305
Liabilities
Futures Contracts[1]	(273)	—	—	(273)
Forward Currency Contracts	—	(5)	—	(5)
Swap Contracts[1]	—	(173)	—	(173)
Total	(273)	(178)	—	(451)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	204	—	—	204
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	76	76
Unrealized Appreciation—Forward Currency Contracts	—	25	—	25
Total Assets	204	25	76	305

Unrealized Depreciation—Futures Contracts[1]	(273)	—	—	(273)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	(173)	(173)
Unrealized Depreciation—Forward Currency Contracts	—	(5)	—	(5)
Total Liabilities	(273)	(5)	(173)	(451)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
34

Multi-Sector Income Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(162)	—	—	(162)
Swap Contracts	—	—	111	111
Forward Currency Contracts	—	160	—	160
Realized Net Gain (Loss) on Derivatives	(162)	160	111	109

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(48)	—	—	(48)
Swap Contracts	—	—	(350)	(350)
Forward Currency Contracts	—	3	—	3
Change in Unrealized Appreciation (Depreciation) on Derivatives	(48)	3	(350)	(395)
F.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	496,228
Gross Unrealized Appreciation	3,710
Gross Unrealized Depreciation	(6,835)
Net Unrealized Appreciation (Depreciation)	(3,125)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $496,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2026, the fund purchased $258,616,000 of investment securities and sold $116,713,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $93,081,000 and $104,312,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,131	987	19,556	2,151
Issued in Lieu of Cash Distributions	434	47	986	108
Redeemed	(9,761)	(1,057)	(15,678)	(1,732)
Net Increase (Decrease)—Investor Shares	(196)	(23)	4,864	527
Admiral Shares
Issued	169,263	9,143	226,489	12,382
Issued in Lieu of Cash Distributions	6,950	376	8,901	490
Redeemed	(53,125)	(2,875)	(70,840)	(3,900)
Net Increase (Decrease)—Admiral Shares	123,088	6,644	164,550	8,972
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
35

Multi-Sector Income Bond Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q41812 052026
36

Financial Statements
For the six-months ended March 31, 2026
Vanguard Institutional Intermediate-Term Bond Fund

Contents
Financial Statements	1

Institutional Intermediate-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (41.9%)
U.S. Government Securities (10.2%)
	United States Treasury Note/Bond	3.875%	7/31/2027	381,654	381,804
[1]	United States Treasury Note/Bond	3.750%	8/15/2027	376,525	376,084
	United States Treasury Note/Bond	3.500%	1/31/2028	256,884	255,439
	United States Treasury Note/Bond	3.375%	2/29/2028	4,025	3,994
	United States Treasury Note/Bond	3.625%	3/31/2028	1,647	1,642
	United States Treasury Note/Bond	3.750%	5/15/2028	120,434	120,288
	United States Treasury Note/Bond	3.625%	5/31/2028	2,994	2,982
	United States Treasury Note/Bond	4.000%	6/30/2028	2,585	2,596
[2]	United States Treasury Note/Bond	1.000%	7/31/2028	162,698	152,574
	United States Treasury Note/Bond	4.125%	7/31/2028	1,990	2,004
	United States Treasury Note/Bond	3.625%	8/15/2028	67,000	66,720
[3,4]	United States Treasury Note/Bond	1.375%	10/31/2028	102,544	96,419
	United States Treasury Note/Bond	3.500%	11/15/2028	1,930	1,915
	United States Treasury Note/Bond	1.750%	1/31/2029	169,309	159,951
	United States Treasury Note/Bond	4.250%	2/28/2029	112,706	114,005
	United States Treasury Note/Bond	2.750%	5/31/2029	83,122	80,434
	United States Treasury Note/Bond	4.250%	6/30/2029	3,312	3,353
	United States Treasury Note/Bond	3.625%	8/31/2029	133,726	132,697
	United States Treasury Note/Bond	4.125%	10/31/2029	146,679	147,877
	United States Treasury Note/Bond	4.125%	11/30/2029	66,880	67,436
	United States Treasury Note/Bond	4.250%	1/31/2030	3,331	3,373
	United States Treasury Note/Bond	4.000%	2/28/2030	141,050	141,596
	United States Treasury Note/Bond	4.000%	3/31/2030	1,811	1,818
	United States Treasury Note/Bond	3.500%	4/30/2030	110,000	108,333
	United States Treasury Note/Bond	4.000%	5/31/2030	2,744	2,754
	United States Treasury Note/Bond	3.875%	7/31/2030	185,971	185,688
	United States Treasury Note/Bond	3.625%	8/31/2030	1,891	1,867
	United States Treasury Note/Bond	3.625%	9/30/2030	112,851	111,471
	United States Treasury Note/Bond	3.625%	10/31/2030	1,387	1,369
	United States Treasury Note/Bond	3.625%	12/31/2030	768	757
	United States Treasury Note/Bond	3.750%	1/31/2031	150,580	149,315
	United States Treasury Note/Bond	4.250%	6/30/2031	96,824	98,023
	United States Treasury Note/Bond	2.750%	8/15/2032	93,422	86,415
	United States Treasury Note/Bond	3.875%	8/31/2032	43,236	42,699
	United States Treasury Note/Bond	4.625%	2/15/2035	21,000	21,546
					3,127,238
Conventional Mortgage-Backed Securities (27.5%)
[5,6]	Fannie Mae Pool	1.290%	2/1/2031	2,992	2,627
[5,6]	Fannie Mae Pool	1.320%	12/1/2030	61,243	54,068
[5,6]	Fannie Mae Pool	1.340%	9/1/2032	3,959	3,333
[5,6]	Fannie Mae Pool	1.382%	12/1/2030	37,074	32,775
[5,6]	Fannie Mae Pool	1.490%	1/1/2031	27,502	24,425
[5,6]	Fannie Mae Pool	1.520%	9/1/2031	12,700	11,084
[5,6]	Fannie Mae Pool	1.540%	8/1/2031	13,750	12,039
[5,6]	Fannie Mae Pool	1.570%	10/1/2031	13,000	11,277
[5,6]	Fannie Mae Pool	1.600%	1/1/2033	6,711	5,727
[5,6]	Fannie Mae Pool	1.620%	10/1/2031	8,200	7,171
[5,6]	Fannie Mae Pool	1.895%	5/1/2030	17,104	15,698
[5,6]	Fannie Mae Pool	1.910%	10/1/2031	11,676	10,413
[5,6]	Fannie Mae Pool	1.930%	1/1/2032–2/1/2032	8,492	7,478
[5,6]	Fannie Mae Pool	2.000%	5/1/2031	14,800	13,344
[5,6]	Fannie Mae Pool	2.020%	5/1/2033	3,699	3,219
[5,6]	Fannie Mae Pool	2.080%	3/1/2030	6,100	5,618
[5,6]	Fannie Mae Pool	2.170%	2/1/2032	21,394	19,243
[5,6]	Fannie Mae Pool	2.290%	10/1/2029	13,400	12,582
[5,6]	Fannie Mae Pool	2.350%	3/1/2030	12,700	11,878
[5,6]	Fannie Mae Pool	2.370%	12/1/2029	11,100	10,424
[5,6]	Fannie Mae Pool	2.500%	11/1/2029	4,730	4,479
[5,6]	Fannie Mae Pool	2.530%	3/1/2032	12,242	11,096
1

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Fannie Mae Pool	2.550%	12/1/2029	6,470	6,114
[5,6]	Fannie Mae Pool	2.560%	9/1/2029	5,689	5,390
[5,6]	Fannie Mae Pool	2.580%	4/1/2032	9,300	8,443
[5,6]	Fannie Mae Pool	2.610%	4/1/2032	6,420	5,838
[5,6]	Fannie Mae Pool	2.640%	9/1/2032	3,802	3,439
[5,6]	Fannie Mae Pool	2.760%	9/1/2031	8,930	8,320
[5,6]	Fannie Mae Pool	2.850%	9/1/2031	4,362	4,083
[5,6]	Fannie Mae Pool	3.000%	3/1/2043–3/1/2048	10,450	9,351
[5,6]	Fannie Mae Pool	3.010%	4/1/2032	5,184	4,845
[5,6]	Fannie Mae Pool	3.120%	10/1/2032–11/1/2032	19,349	18,019
[5,6]	Fannie Mae Pool	3.230%	3/1/2030	11,775	11,396
[5,6]	Fannie Mae Pool	3.410%	9/1/2032	3,843	3,648
[5,6]	Fannie Mae Pool	3.460%	7/1/2032–1/1/2043	32,720	30,831
[5,6]	Fannie Mae Pool	3.470%	9/1/2032	20,020	19,004
[5,6]	Fannie Mae Pool	3.500%	7/1/2047–2/1/2050	18,092	16,766
[5,6]	Fannie Mae Pool	3.510%	9/1/2032	9,700	9,254
[5,6]	Fannie Mae Pool	3.570%	5/1/2031	4,218	4,084
[5,6]	Fannie Mae Pool	3.670%	9/1/2032	7,265	6,976
[5,6]	Fannie Mae Pool	3.720%	8/1/2032	6,736	6,506
[5,6]	Fannie Mae Pool	3.730%	4/1/2032	1,128	1,092
[5,6]	Fannie Mae Pool	3.760%	7/1/2033	1,711	1,650
[5,6]	Fannie Mae Pool	3.820%	9/1/2032–1/1/2033	10,211	9,853
[5,6]	Fannie Mae Pool	4.100%	10/1/2030	7,752	7,709
[5,6]	Fannie Mae Pool	4.120%	10/1/2029	3,845	3,835
[5,6]	Fannie Mae Pool	4.200%	1/1/2030	2,468	2,450
[5,6]	Fannie Mae Pool	4.202%	10/1/2029	59,152	59,154
[5,6]	Fannie Mae Pool	4.255%	8/1/2030	8,930	8,944
[5,6]	Fannie Mae Pool	4.380%	10/1/2032	1,369	1,362
[5,6]	Fannie Mae Pool	4.390%	5/1/2030	4,800	4,828
[5,6]	Fannie Mae Pool	4.430%	12/1/2030	9,760	9,757
[5,6]	Fannie Mae Pool	4.480%	12/1/2029	56,568	57,093
[5,6]	Fannie Mae Pool	4.490%	12/1/2029–3/1/2031	39,607	39,803
[5,6]	Fannie Mae Pool	4.560%	2/1/2033	2,155	2,128
[5,6]	Fannie Mae Pool	4.600%	11/1/2029	9,490	9,613
[5,6]	Fannie Mae Pool	4.670%	8/1/2029	672	669
[5,6]	Fannie Mae Pool	4.740%	7/1/2030	15,910	16,032
[5,6]	Freddie Mac Gold Pool	1.570%	10/1/2032	6,200	5,279
[5,6]	Freddie Mac Gold Pool	1.590%	7/1/2031	12,500	11,008
[5,6]	Freddie Mac Gold Pool	2.000%	9/1/2028–1/1/2032	935	902
[5,6]	Freddie Mac Gold Pool	2.060%	4/1/2033	10,685	9,266
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/2032–8/1/2047	4,548	4,144
[5,6]	Freddie Mac Gold Pool	3.500%	8/1/2032–2/1/2050	31,134	29,036
[5,6]	Freddie Mac Gold Pool	3.650%	10/1/2030	74,000	72,389
[5,6]	Freddie Mac Gold Pool	3.870%	10/1/2032	28,390	27,854
[5,6]	Freddie Mac Gold Pool	4.000%	7/1/2029–5/1/2049	82,030	80,886
[5,6]	Freddie Mac Gold Pool	4.500%	5/1/2039–2/1/2047	13,854	13,796
[5,6]	Freddie Mac Gold Pool	4.550%	11/1/2029	18,801	18,864
[5,6]	Freddie Mac Gold Pool	4.650%	1/1/2030	30,894	31,092
[5,6]	Freddie Mac Gold Pool	4.850%	12/1/2029	12,223	12,346
[5,6]	Freddie Mac Gold Pool	5.000%	7/1/2039–2/1/2049	2,436	2,478
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/2040	1,010	1,044
[5,6]	Freddie Mac Gold Pool	6.500%	5/1/2037	19	20
[5,6]	Freddie Mac Gold Pool	7.000%	5/1/2038	39	42
[5]	Ginnie Mae I Pool	2.500%	1/15/2043–6/15/2043	369	327
[5]	Ginnie Mae I Pool	3.000%	9/15/2042–8/15/2045	8,925	8,173
[5]	Ginnie Mae I Pool	3.500%	1/15/2042–7/15/2045	2,616	2,443
[5]	Ginnie Mae I Pool	4.000%	4/15/2039–12/15/2046	1,655	1,592
[5]	Ginnie Mae I Pool	4.500%	2/15/2039–12/15/2046	8,438	8,386
[5]	Ginnie Mae I Pool	5.000%	2/15/2040–9/15/2041	327	333
[5]	Ginnie Mae I Pool	5.500%	2/15/2041	72	74
[5]	Ginnie Mae I Pool	6.000%	5/15/2036–3/15/2040	578	604
[5]	Ginnie Mae II Pool	2.000%	11/20/2050–8/20/2051	211,580	174,448
[5]	Ginnie Mae II Pool	2.500%	3/20/2043–6/20/2052	216,264	185,797
[5]	Ginnie Mae II Pool	3.000%	3/20/2027–2/20/2052	199,786	179,188
[5]	Ginnie Mae II Pool	3.500%	5/20/2046–2/20/2053	184,675	170,925
[5]	Ginnie Mae II Pool	4.000%	2/20/2034–10/20/2052	197,886	187,508
[5,7]	Ginnie Mae II Pool	4.500%	4/20/2048–4/15/2056	157,063	153,206
[5,7]	Ginnie Mae II Pool	5.000%	4/20/2040–4/15/2056	297,632	296,683
[5,7]	Ginnie Mae II Pool	5.500%	4/20/2040–4/15/2056	300,664	305,980
[5]	Ginnie Mae II Pool	6.000%	2/20/2041–10/20/2055	183,014	188,268
2

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ginnie Mae II Pool	6.500%	9/20/2053–1/20/2055	52,661	55,179
[5]	Ginnie Mae II Pool	7.000%	2/20/2055	6,201	6,407
[5,6]	UMBS Pool	1.500%	1/1/2036–7/1/2051	302,730	249,475
[5,6]	UMBS Pool	2.000%	5/1/2028–3/1/2052	1,196,583	1,000,168
[5,6,7]	UMBS Pool	2.500%	12/1/2031–7/1/2053	828,330	717,271
[5,6,7]	UMBS Pool	3.000%	7/1/2032–4/25/2056	551,039	497,453
[5,6,7]	UMBS Pool	3.500%	11/1/2031–5/25/2056	302,526	282,187
[5,6,7]	UMBS Pool	4.000%	5/1/2032–5/25/2056	260,756	250,408
[5,6,7]	UMBS Pool	4.500%	12/1/2039–4/25/2056	298,147	291,795
[5,6,7]	UMBS Pool	5.000%	6/1/2039–4/25/2056	523,380	520,682
[5,6,7]	UMBS Pool	5.500%	12/1/2038–4/25/2056	720,089	729,736
[5,6,7]	UMBS Pool	6.000%	10/1/2052–4/25/2056	623,715	642,650
[5,6,7]	UMBS Pool	6.500%	9/1/2036–4/25/2056	230,708	241,556
[5,6]	UMBS Pool	7.000%	10/1/2037–4/1/2055	33,659	35,322
					8,412,947
Nonconventional Mortgage-Backed Securities (4.2%)
[5,6]	Fannie Mae Pool	1.773%	8/1/2051	4,990	4,824
[5,6]	Fannie Mae Pool	4.304%	2/1/2056	19,567	19,300
[5,6]	Fannie Mae Pool	4.523%	9/1/2055	20,682	20,580
[5,6]	Fannie Mae Pool	4.552%	10/1/2055	34,927	34,785
[5,6]	Fannie Mae Pool	4.592%	3/1/2056	2,388	2,385
[5,6]	Fannie Mae Pool	4.617%	8/1/2055	12,270	12,298
[5,6]	Fannie Mae Pool	4.633%	3/1/2056	10,008	10,014
[5,6]	Fannie Mae Pool	4.637%	3/1/2056	23,181	23,197
[5,6]	Fannie Mae Pool	4.713%	1/1/2056	7,161	7,183
[5,6]	Fannie Mae Pool	4.849%	12/1/2055	2,233	2,236
[5,6]	Fannie Mae Pool	4.862%	12/1/2055	44,299	44,555
[5,6]	Fannie Mae Pool	4.901%	4/1/2056	5,720	5,759
[5,6]	Fannie Mae Pool	4.995%	11/1/2055	22,024	22,239
[5,6]	Fannie Mae Pool	4.999%	8/1/2055	4,344	4,391
[5,6]	Fannie Mae Pool	5.041%	3/1/2056	13,299	13,438
[5,6]	Fannie Mae Pool	5.047%	4/1/2056	9,268	9,360
[5,6]	Fannie Mae Pool	5.051%	12/1/2055	15,964	16,143
[5,6]	Fannie Mae Pool	5.058%	1/1/2056	5,710	5,774
[5,6]	Fannie Mae Pool	5.094%	10/1/2055	16,056	16,248
[5,6]	Fannie Mae Pool	5.101%	12/1/2055	16,554	16,753
[5,6]	Fannie Mae Pool	5.117%	10/1/2055	6,314	6,389
[5,6]	Fannie Mae Pool	5.124%	9/1/2055	13,667	13,844
[5,6]	Fannie Mae Pool	5.167%	12/1/2055	3,466	3,513
[5,6]	Fannie Mae Pool	5.369%	5/1/2055	10,084	10,273
[5,6]	Fannie Mae REMICS	1.500%	1/25/2051	10,020	7,948
[5,6]	Fannie Mae REMICS	1.750%	9/25/2049	112,911	96,569
[5,6]	Fannie Mae REMICS	2.000%	3/25/2050	8,380	7,051
[5,6]	Fannie Mae REMICS	2.500%	4/25/2043–12/25/2049	58,423	51,544
[5,6]	Fannie Mae REMICS	3.000%	2/25/2047–10/25/2049	5,971	5,055
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.644%	1/1/2056	2,066	2,058
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	11,226	11,196
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.027%	9/1/2055	7,660	7,719
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.125%	4.966%	2/1/2056	23,105	23,241
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.143%	5.206%	11/1/2055	6,680	6,752
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.148%	5.140%	12/1/2055	15,164	15,302
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.181%	5.260%	10/1/2055	3,890	3,938
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	4,326	4,378
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.160%	10/1/2055	8,052	8,132
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.212%	5.186%	8/1/2055	5,971	6,035
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	5.141%	1/1/2056	17,266	17,433
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.246%	4.561%	10/1/2055	11,533	11,449
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	5,245	5,280
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	9,084	9,162
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	4,563	4,589
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	7,542	7,623
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.300%	9/1/2055	9,199	9,308
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	8,824	8,940
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.792%	4/1/2056	4,903	4,904
[5,6]	Freddie Mac REMICS	0.750%	10/25/2044	9,270	7,318
[5,6]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2051	25,804	20,453
[5,6]	Freddie Mac REMICS	1.250%	10/25/2050	17,495	13,948
[5,6]	Freddie Mac REMICS	1.500%	6/25/2049–10/25/2051	156,590	126,512
3

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Freddie Mac REMICS	1.750%	5/25/2051	41,110	33,776
[5,6]	Freddie Mac REMICS	2.000%	7/25/2050–8/25/2051	20,148	17,019
[5,6]	Freddie Mac REMICS	2.500%	10/25/2047–9/25/2049	101,547	91,130
[5,6]	Freddie Mac REMICS	3.000%	11/15/2042–10/25/2048	13,269	11,853
[5,6]	Freddie Mac REMICS	4.500%	10/15/2041	29,660	29,154
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	43,662	43,573
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	17,631	17,817
[5]	Ginnie Mae REMICS	1.250%	2/20/2050–4/20/2051	13,562	10,709
[5]	Ginnie Mae REMICS	1.500%	2/20/2050–4/20/2051	6,972	5,568
[5]	Ginnie Mae REMICS	2.500%	11/20/2049–7/20/2050	56,631	49,594
[5]	Ginnie Mae REMICS	3.000%	6/20/2043–2/20/2048	65,969	61,288
[5]	Ginnie Mae REMICS	3.500%	5/20/2048–6/20/2048	84,501	80,681
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	2,462	2,111
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	5,793	4,794
					1,288,385
Total U.S. Government and Agency Obligations (Cost $12,908,529)					12,828,570
Asset-Backed/Commercial Mortgage-Backed Securities (24.1%)
[5,9]	Affirm Asset Securitization Trust Series 2025-X2	4.560%	10/15/2030	2,990	2,988
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	37,790	37,626
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	2,120	2,107
[5,9]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	28,430	28,316
[5,9]	Affirm Master Trust Series 2026-1A	4.570%	2/15/2034	2,330	2,322
[5,9]	Affirm Master Trust Series 2026-2A	4.670%	4/16/2035	19,370	19,368
[5,9]	Affirm Master Trust Series 2026-2A	5.070%	4/16/2035	12,900	12,902
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	5,780	5,849
[5]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	13,020	13,164
[5]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	5,280	5,273
[5]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	10,510	10,467
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/2032	1,201	1,218
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	1,213	1,231
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	2,031	2,044
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	13,063	13,083
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	4,696	4,705
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.305%	9/15/2033	14,613	14,618
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.501%	9/15/2033	7,697	7,708
[5,9]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.510%	2/18/2031	1,560	1,546
[5,9]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	1,480	1,468
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/2029	4,700	4,724
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	2,650	2,662
[5,9]	AmeriCredit Automobile Receivables Trust Series 2025-1	4.210%	10/18/2030	7,540	7,504
[5,9]	AmeriCredit Automobile Receivables Trust Series 2026-1	4.280%	11/18/2032	12,880	12,805
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	10,080	9,839
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	15,720	14,969
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	10,010	9,789
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	5,480	5,279
[5]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2031	4,350	4,084
[5,9]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	5,620	5,699
[5,9]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	6,700	6,732
[5,9]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	4,380	4,410
[5,9]	ARI Fleet Lease Trust Series 2026-A	4.090%	11/15/2034	1,490	1,483
[5,9]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	5,520	5,564
[5,9]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	6,980	7,049
[5,9]	AutoNation Finance Trust Series 2026-1A	4.180%	6/11/2031	9,670	9,628
[5,9]	AutoNation Finance Trust Series 2026-1A	4.420%	6/11/2031	3,840	3,817
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/2029	4,840	4,867
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	8,450	8,554
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	7,170	7,301
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	20,350	21,102
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	10,560	10,792
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	11,470	11,660
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	6,220	6,263
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	7,110	7,048
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	7,400	7,307
[5]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	317	318
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.818%	10/20/2036	6,090	6,075
[5]	BANK Series 2017-BNK4	3.625%	5/15/2050	280	277
[5]	BANK Series 2017-BNK6	3.254%	7/15/2060	4,023	3,979
[5]	BANK Series 2017-BNK6	3.518%	7/15/2060	1,110	1,098
4

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BANK Series 2017-BNK7	3.175%	9/15/2060	11,321	11,147
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	1,370	1,337
[5]	BANK Series 2018-BNK10	3.641%	2/15/2061	345	343
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	1,590	1,585
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	9,590	9,427
[5]	BANK Series 2019-BNK23	2.920%	12/15/2052	15,870	14,959
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	14,280	13,461
[5]	BANK Series 2020-BNK30	1.673%	12/15/2053	4,668	4,430
[5]	BANK Series 2021-BNK35	2.067%	6/15/2064	8,950	8,419
[5]	BANK Series 2021-BNK35	2.285%	6/15/2064	4,150	3,665
[5]	BANK Series 2022-BNK40	3.389%	3/15/2064	10,915	10,130
[5]	BANK Series 2022-BNK40	3.389%	3/15/2064	14,820	14,336
[5]	BANK Series 2022-BNK40	3.389%	3/15/2064	1,580	1,430
[5]	BANK Series 2022-BNK41	3.789%	4/15/2065	5,220	4,931
[5]	BANK Series 2022-BNK43	4.399%	8/15/2055	22,550	21,893
[5]	BANK Series 2024-5YR7	5.769%	6/15/2057	9,986	10,297
[5]	BANK Series 2024-BNK48	5.053%	10/15/2057	28,610	28,673
[5]	BANK Series 2025-BNK49	6.025%	3/15/2058	16,090	16,530
[5]	BANK Series 2025-BNK50	5.876%	5/15/2068	5,608	5,846
[5,9]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	7,725	7,832
[5,9]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	5,600	5,670
[5,9]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	3,350	3,364
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	11,890	11,523
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	13,010	12,338
[5,9]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	8,270	8,245
[5,9]	Barings Equipment Finance LLC Series 2026-A	4.080%	7/13/2033	129	128
[5,9]	Barings Equipment Finance LLC Series 2026-A	4.240%	11/13/2045	4,030	3,999
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.698%	4/20/2034	5,190	5,180
[5,9]	Bayview MSR Opportunity Master Fund Trust Series 2021-2	2.500%	6/25/2051	885	736
[5,9]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	3,460	2,879
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	7,100	6,344
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	3,230	2,856
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	9,864	9,524
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	3,300	3,236
[5]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/2055	5,750	5,616
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	2,600	2,839
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	7,500	7,747
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	1,410	1,462
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	7,170	7,297
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	9,138	9,359
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	4,530	4,669
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	12,610	13,246
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	5,050	5,169
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	24,280	25,090
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	14,070	14,584
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	18,060	18,858
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	9,760	10,124
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	3,660	3,772
[5]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	9,090	9,277
[5]	BBCMS Trust Series 2021-C10	2.268%	7/15/2054	13,560	12,811
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	27,695	25,046
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	9,020	8,901
[5]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/2053	96	96
[5]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/2053	6,438	6,095
[5]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/2053	4,062	3,872
[5]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/2054	11,195	10,460
[5]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/2054	9,540	8,940
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	22,810	22,073
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	10,416	10,729
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	3,100	3,199
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	7,940	8,082
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	6,120	6,215
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	7,290	7,285
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	17,060	16,925
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	7,760	8,219
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	3,320	3,401
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	4,880	5,113
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	15,910	16,370
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	12,630	13,077
[5]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	3,070	3,169
5

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	35,360	36,965
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	4,990	5,124
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	24,760	25,779
[5]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	10,730	11,170
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	22,810	23,204
[5]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	15,320	15,508
[5]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	2,250	2,233
[5]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	6,930	7,000
[5]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/2031	9,040	9,160
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.300%	8/15/2031	6,750	6,736
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.250%	11/17/2031	3,960	3,942
[5,8,9]	BX Mortgage Trust Series 2021-PAC, TSFR1M + 0.804%	4.477%	10/15/2036	174	174
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/2041	21,211	20,026
[5,9]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	30,570	30,731
[5]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	47,450	46,847
[5]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	6,820	6,849
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	20,300	20,637
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	13,550	13,620
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	2,500	2,521
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	19,450	19,416
[5]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/2029	3,340	3,363
[5]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	3,720	3,750
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	16,460	16,657
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	19,800	20,259
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	4,090	4,137
[5]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	21,950	22,065
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	4,290	4,330
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	1,941	1,961
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	30,750	30,961
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	4,430	4,478
[5]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	4,420	4,480
[5]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	9,960	10,008
[5]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	5,610	5,650
[5]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	13,810	13,685
[5]	CarMax Auto Owner Trust Series 2025-4	4.420%	7/15/2031	4,600	4,594
[5]	CarMax Auto Owner Trust Series 2026-1	4.180%	3/15/2032	8,190	8,161
[5]	CarMax Auto Owner Trust Series 2026-1	4.300%	3/15/2032	3,150	3,131
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	1,747	1,740
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	12,197	12,233
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	14,100	14,196
[5]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	189	188
[5,9]	CCG Receivables Trust Series 2025-1	4.480%	10/14/2032	6,081	6,101
[5]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/2050	3,554	3,487
[5]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/2049	2,909	2,899
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	480	475
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	3,090	3,027
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	1,450	1,416
[5,9]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	23,935	24,107
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	6,300	6,378
[5,9]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/2029	14,940	15,236
[5,9]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	4,480	4,574
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/2029	15,600	15,821
[5,9]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	10,960	11,094
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	3,490	3,543
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	11,340	11,385
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	3,390	3,395
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	2,330	2,312
[5]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	381	389
[5]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	266	267
[5,9]	CIFC Funding Ltd. Series 2023-2A	4.792%	1/21/2037	6,900	6,879
[5,9]	CIFC Funding Ltd. Series 2025-6A	5.110%	10/23/2038	1,800	1,798
[5]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	384	385
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	710	699
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	4,560	4,503
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	5,620	5,562
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/2072	6,564	6,395
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	29,719	28,127
[5,9]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	21,649	22,057
[5,9]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	4,910	4,957
[5,9]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	11,570	11,728
6

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	4,920	4,955
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	7,750	7,849
[5]	CNH Equipment Trust Series 2026-A	4.140%	7/15/2033	6,000	5,959
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	11,210	10,583
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	16,930	16,789
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	10,710	10,489
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	801	800
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	12,333	12,314
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.112%	3/25/2045	19,216	19,252
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.662%	5/25/2045	8,019	8,021
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	10,721	10,711
[5,8,9]	Connecticut Avenue Securities Trust Series 2026-R01, SOFR30A + 0.850%	4.512%	1/25/2046	13,654	13,569
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/2049	1,115	1,112
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	2,713	2,697
[5]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	8,560	8,448
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	1,500	1,421
[5]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/2052	17,500	16,489
[5]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	79	80
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	15,269	13,649
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/2030	6,380	6,403
[5,9]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/2031	5,320	5,345
[5,9]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	1,900	1,919
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.120%	3/24/2031	9,570	9,547
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.340%	3/24/2031	1,050	1,047
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	8,020	8,169
[5,9]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	9,550	9,648
[5,9]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	4,660	4,724
[5,9]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	4,840	4,914
[5,9]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	16,970	17,056
[5,9]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	12,500	12,604
[5,9]	DLLMT LLC Series 2026-1A	4.200%	12/20/2029	3,750	3,741
[5,9]	DLLMT LLC Series 2026-1A	4.360%	9/20/2033	2,970	2,967
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	3,020	3,039
[5]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/2032	26,870	26,993
[5]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/2032	39,230	39,533
[5]	Drive Auto Receivables Trust Series 2025-2	4.140%	9/15/2032	44,430	44,263
[5]	Drive Auto Receivables Trust Series 2025-2	4.390%	9/15/2032	21,430	21,332
[5,8,9]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	2,410	2,405
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	7,230	7,223
[5,9]	Durst Commercial Mortgage Trust Series 2025-151	4.802%	8/10/2042	10,540	10,637
[5,8,9]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	4.576%	10/25/2056	73	73
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.892%	10/15/2038	10,810	10,803
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	5,640	5,687
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	4,050	4,109
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	7,260	7,300
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	7,400	7,464
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	5,650	5,699
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	7,910	8,036
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	12,850	12,886
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	13,700	13,787
[5,9]	Enterprise Fleet Financing LLC Series 2025-3	4.460%	9/20/2029	17,200	17,267
[5,9]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	24,330	24,560
[5,9]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	4,410	4,381
[5,9]	Enterprise Fleet Financing LLC Series 2026-1	4.120%	3/20/2030	14,500	14,411
[5,9]	Enterprise Fleet Financing LLC Series 2026-1	4.290%	9/20/2032	11,340	11,258
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	8,270	8,240
[5]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	4,230	4,202
[5]	Exeter Automobile Receivables Trust Series 2026-2A	4.660%	1/15/2031	5,370	5,377
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	1,310	1,313
[5]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	1,990	1,985
[5,6]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	13,578	13,092
[5,6]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	5,969	5,673
[5,6]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	7,201	6,845
[5,6]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	8,148	7,676
[5,6]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	37,500	33,689
[5,6]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	7,600	6,758
[5,6]	Fannie Mae-Aces Series 2021-M1	1.386%	11/25/2030	8,400	7,445
[5,6]	Fannie Mae-Aces Series 2021-M4	1.465%	2/25/2031	15,800	13,940
[5,6]	Fannie Mae-Aces Series 2021-M17	1.714%	7/25/2031	25,600	22,641
[5,6]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	64,090	58,284
7

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Fannie Mae-Aces Series 2025-M5	1.784%	11/25/2031	88,685	78,143
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	4,930	4,994
[5,9]	FCCU Auto Receivables Trust Series 2026-1A	4.320%	3/15/2032	8,380	8,288
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	30,400	27,059
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	29,200	26,031
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	22,212	20,861
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K544	4.266%	7/25/2030	230	230
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K545	4.290%	7/25/2030	175	175
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	43,287	43,561
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	20,880	21,133
[5,9]	First Investors Auto Owner Trust Series 2025-1A	4.390%	1/15/2031	5,120	5,102
[5,7,9]	First Investors Auto Owner Trust Series 2026-1A	4.500%	5/15/2031	21,740	21,739
[5,7,9]	First Investors Auto Owner Trust Series 2026-1A	4.810%	7/15/2032	12,710	12,708
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	20,520	20,777
[5]	First National Master Note Trust Series 2025-1	4.850%	2/15/2030	31,640	32,031
[5]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	1,800	1,830
[5,9]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	5,315	4,418
[5,9]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	3,337	2,776
[5,9]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	8,140	8,125
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	6,280	6,329
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	8,250	8,319
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	3,850	3,882
[5]	Ford Credit Auto Lease Trust Series 2025-B	4.520%	8/15/2029	5,410	5,429
[5]	Ford Credit Auto Lease Trust Series 2026-A	4.080%	2/15/2030	7,980	7,945
[5]	Ford Credit Auto Lease Trust Series 2026-A	4.200%	2/15/2030	3,990	3,969
[5,9]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	18,100	18,288
[5,9]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	19,210	19,639
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	7,760	7,831
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	13,000	13,224
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/2036	16,280	16,516
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	13,300	13,473
[5]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	13,120	13,294
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	4,370	4,410
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	3,830	3,870
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	33,728	34,318
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	17,110	17,397
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	10,370	10,392
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	16,350	16,525
[5]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	10,630	10,550
[5,9]	Ford Credit Auto Owner Trust Series 2026-1	4.320%	8/15/2038	47,770	47,406
[5,9]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	12,830	12,737
[5]	Ford Credit Auto Owner Trust Series 2026-A	4.160%	4/15/2032	3,710	3,692
[5]	Ford Credit Auto Owner Trust Series 2026-A	4.340%	4/15/2032	7,630	7,593
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/2029	18,060	18,269
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	20,040	20,038
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	72,302	72,771
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	8,600	8,645
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.330%	9/15/2030	11,091	11,024
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	5,642	5,641
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	15,464	13,440
[5,9]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	29,926	27,703
[5,9]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	19,545	18,448
[5,9]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	14,674	14,681
[5,9]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	24,388	24,647
[5,9]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	76,060	76,868
[5,9]	GGP Trust Series 2026-TY	4.670%	3/5/2043	30,370	30,001
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-3A	4.570%	1/15/2030	9,760	9,775
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	15,900	15,911
[5,9]	GLS Auto Receivables Issuer Trust Series 2026-1A	4.220%	8/17/2030	10,970	10,892
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	13,880	13,980
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	9,560	9,627
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	12,490	12,590
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.410%	8/20/2029	4,130	4,131
[5]	GM Financial Automobile Leasing Trust Series 2026-1	3.980%	1/22/2030	5,800	5,780
[5]	GM Financial Automobile Leasing Trust Series 2026-1	4.120%	1/22/2030	2,430	2,415
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	13,860	14,026
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	5,900	5,954
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	10,940	11,094
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	9,070	9,104
8

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	11,170	11,290
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	1,600	1,618
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	2,220	2,233
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	1,290	1,291
[5]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	2,270	2,249
[5,9]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	24,970	25,404
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	28,020	28,986
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	11,540	11,754
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	2,590	2,607
[5,9]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	5,840	5,934
[5,9]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	18,390	18,787
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	15,350	15,640
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	6,460	6,484
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/2029	39,480	39,771
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	3,430	3,456
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	4,370	4,389
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	6,950	6,993
[5,9,10]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	12,030	12,030
[5,7,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	0.000%	4/20/2037	15,115	15,115
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/2031	9,430	9,600
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	6,820	6,848
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	10,950	10,921
[5,9]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/2029	10,276	10,325
[5]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	720	713
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	2,600	2,551
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	30,503	27,956
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	2,809	2,558
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	9,640	8,458
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	11,340	11,503
[5]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	7,790	7,868
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	8,900	8,873
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	10,420	10,412
[5]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	21,820	22,095
[5]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	22,160	22,476
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	3,050	3,060
[5,9]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/2045	14,600	14,921
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.510%	9/20/2032	3,330	3,330
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.210%	11/22/2032	2,660	2,647
[5,9]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	3,469	2,886
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	20,490	20,662
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	7,280	7,348
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	5,060	5,111
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/2029	5,780	5,818
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	10,630	10,705
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-C	4.570%	11/15/2029	9,790	9,827
[5,9]	Hyundai Auto Lease Securitization Trust Series 2026-A	4.160%	5/15/2030	7,070	7,032
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	6,930	7,012
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	11,320	11,535
[5]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	11,160	11,290
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	7,030	7,060
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	4,160	4,187
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	230	230
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	5,820	5,866
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	5,860	5,817
[5]	Hyundai Auto Receivables Trust Series 2026-A	4.100%	12/15/2032	7,330	7,239
[5,9]	Hyundai Floorplan Master Owner Trust Series 2025-1A	4.010%	10/15/2030	22,370	22,200
[5,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.554%	11/5/2037	6,550	6,528
[5]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	6,850	6,879
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	1,525	1,515
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	23,408	20,313
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	8,080	6,717
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	20,899	18,136
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	360	354
[5,9]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	6,520	6,590
[5,9]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	10,380	10,504
[5,9]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	4,550	4,586
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	5,360	5,417
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	3,310	3,361
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	3,090	3,107
[5,9]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	7,730	7,782
9

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	9,040	9,145
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.250%	1/15/2030	17,150	17,156
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.360%	7/15/2030	7,660	7,662
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	7,610	7,617
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.170%	8/15/2031	8,870	8,791
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	3,240	3,214
[5,9]	LAD Auto Receivables Trust Series 2026-1A	4.050%	12/15/2031	14,500	14,354
[5,9]	LAD Auto Receivables Trust Series 2026-1A	4.220%	2/15/2033	3,065	3,026
[5,9]	LBTY Commercial Mortgage Trust Series 2026-225L	4.593%	2/10/2043	17,930	17,696
[5,8,9]	Life Mortgage Trust Series 2022-BMR2, TSFR1M + 1.295%	4.968%	5/15/2039	255	246
[5,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	8,350	8,337
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	7,920	8,049
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/2032	8,769	8,851
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	12,150	12,241
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	7,030	7,128
[5,9]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	16,185	16,001
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	10,210	10,281
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	3,860	3,896
[5,9]	Magnetite XXXI Ltd. Series 2021-31A	4.672%	7/15/2034	13,110	13,088
[5,9]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	3,637	3,026
[5]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	160	161
[5,9]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	8,350	8,429
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	7,260	7,550
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	15,485	15,937
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	425	421
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	1,000	996
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	15,228	14,984
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	18,810	17,829
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	2,600	2,317
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	13,483	13,788
[5,8,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.812%	2/25/2061	16,675	16,672
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	9,640	10,226
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	12,299	12,320
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	9,777	9,725
[5,9]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	9,060	8,958
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.372%	3/15/2072	1,520	1,527
[5,9]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	4,590	4,594
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	8,895	8,780
[5,8,9]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	22,145	22,230
[5,9]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	30,800	30,910
[5,9]	NextGear Floorplan Master Owner Trust Series 2025-2A	4.230%	10/15/2030	30,230	30,090
[5,9]	NextGear Floorplan Master Owner Trust Series 2026-1A	4.070%	2/18/2031	29,280	28,996
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	10,060	10,141
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	4,240	4,272
[5]	Nissan Auto Lease Trust Series 2025-B	4.560%	7/16/2029	7,655	7,641
[5]	Nissan Auto Lease Trust Series 2026-A	3.940%	2/15/2030	10,730	10,642
[5]	Nissan Auto Lease Trust Series 2026-A	4.140%	2/15/2030	11,310	11,178
[5]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	12,360	12,423
[5]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	19,160	19,434
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	3,130	3,138
[5]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	4,040	4,073
[5,9]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	5,080	5,059
[5,9]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	3,442	2,990
[5,9]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	13,666	12,669
[5,9]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	22,264	22,292
[5,9]	OCP Aegis CLO Ltd. Series 2024-39A	4.762%	4/16/2038	6,050	6,026
[5,9]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	10,050	10,039
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.742%	10/15/2034	8,390	8,375
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	52,670	52,777
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	6,880	6,900
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.030%	7/15/2030	7,590	7,571
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.190%	5/15/2031	3,950	3,936
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	1,360	1,352
[5,9]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	33,085	33,284
[5,9]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	17,230	17,420
[5,9]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	30,690	30,963
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	14,090	14,110
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	22,780	22,762
[5,9]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	4,502	4,505
10

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	12,289	12,349
[5,9]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	81,750	82,618
[5,9]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	12,343	12,238
[5,8,9]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.012%	10/25/2056	16,001	16,025
[5,9]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	32,748	32,585
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	54,134	54,709
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	30,395	30,740
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	5,966	5,970
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	32,347	32,342
[5,9]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	29,224	29,245
[5,9]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	9,805	9,909
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	10,527	10,525
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	13,232	13,258
[5,8,9]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.012%	10/1/2056	24,072	24,176
[5,8,9]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.012%	11/25/2056	37,140	37,300
[5,8,9]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.962%	12/25/2056	39,862	39,998
[5,9]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	38,569	37,761
[5,8,9]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.862%	1/25/2057	19,505	19,470
[5,9]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	17,536	17,534
[5,8,9]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.962%	1/25/2057	17,536	17,574
[5,9]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	25,745	25,682
[5,7,9]	PMT Loan Trust Series 2026-INV4	1.000%	3/25/2057	20,000	20,334
[5,7,9]	PMT Loan Trust Series 2026-INV4	5.108%	3/25/2057	18,800	18,757
[5,8,9]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.812%	1/25/2057	21,775	21,702
[5,9]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/2031	11,820	11,946
[5,9]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	7,110	7,130
[5,9]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/2030	5,970	6,024
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	4,194	4,132
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	5,040	5,017
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	7,460	7,185
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	6,812	6,532
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	10,566	10,005
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	16,060	15,234
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	17,376	16,406
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	18,894	17,984
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	3,510	3,341
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	7,702	7,257
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	16,510	15,610
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	8,940	8,322
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	6,960	6,717
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	6,860	6,479
[5,9]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	21,894	22,361
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	1,590	1,594
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	2,060	2,056
[5,9]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	3,414	3,391
[5,7,9,10]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	14,450	14,450
[5,9]	RR 41 Ltd. Series 2025-41A	5.214%	10/15/2040	6,610	6,603
[5,9]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	10,120	10,102
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	847	857
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/2033	791	796
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	1,138	1,144
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	794	795
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	1,535	1,540
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	11,910	12,017
[5]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/2031	54,120	54,345
[5]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/2031	34,890	35,117
[5]	Santander Drive Auto Receivables Trust Series 2025-3	4.490%	9/15/2031	9,280	9,303
[5]	Santander Drive Auto Receivables Trust Series 2025-4	4.270%	1/15/2032	5,180	5,158
[5]	Santander Drive Auto Receivables Trust Series 2026-1	4.070%	4/15/2032	6,320	6,253
[5,9]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	5,970	6,011
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	3,090	3,141
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	3,350	3,391
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.570%	1/15/2031	12,860	12,902
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	2,420	2,430
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	9,670	9,772
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	2,318	2,327
[5,9]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	85,565	79,330
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	5,890	5,946
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	3,970	4,037
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	8,180	8,221
11

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/2030	10,660	10,729
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	7,710	7,777
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	2,000	2,024
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/2031	20,880	20,937
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	3,760	3,777
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.210%	9/22/2031	27,280	27,113
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	9,450	9,407
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	3.960%	7/21/2031	18,439	18,284
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.070%	1/20/2032	12,630	12,469
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1X	4.270%	6/21/2032	10,670	10,501
[5,9]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	9,025	8,026
[5,9]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	3	3
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	66	66
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	131	130
[5,9]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	12,260	12,103
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	7,870	7,847
[5,9]	SoFi Consumer Loan Program Trust Series 2026-1	4.440%	12/26/2035	5,770	5,733
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	25,180	25,275
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	7,010	7,042
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	5,980	6,002
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.290%	6/20/2029	8,150	8,151
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.470%	7/20/2029	4,010	3,995
[5]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	39,770	40,173
[5]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	43,825	44,091
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	16,060	16,218
[5]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	46,020	45,844
[5,8,9]	TCO Commercial Mortgage Trust Series 2024-DPM, TSFR1M + 1.243%	4.915%	12/15/2039	102	102
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/2028	77	78
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	6,070	6,149
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.270%	11/20/2028	22,610	22,622
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.370%	5/21/2029	5,650	5,655
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	6,160	6,171
[5,9]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	26,750	26,950
[5,9]	T-Mobile US Trust Series 2025-2A	4.340%	4/22/2030	25,823	25,860
[5,9]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/2036	18,060	18,333
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	4,650	4,775
[5,9]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/2038	66,430	66,955
[5]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	27,670	27,814
[5]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	12,880	13,026
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	6,965	7,029
[5]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	14,340	14,600
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	3,090	3,107
[5,9]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	11,670	11,765
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	18,260	18,287
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	7,937	7,775
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	6,687	6,660
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,710	1,687
[5,9]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	2,700	2,730
[5,9]	USAA Auto Owner Trust Series 2025-A	4.010%	11/15/2030	7,060	7,027
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	26,840	27,148
[5,9]	Verizon Master Trust Series 2024-2	4.830%	12/22/2031	33,560	34,040
[5]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	9,225	9,331
[5,9]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	11,440	11,665
[5]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	210	212
[5]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	10,640	10,748
[5,9]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	61,910	63,155
[5]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	19,900	19,989
[5]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	21,260	21,366
[5,9]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	17,579	17,810
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	12,320	12,489
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	155	156
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	51,350	51,694
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	3,330	3,364
[5,9]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/2029	12,610	12,663
[5,9]	Volvo Financial Equipment LLC Series 2025-2A	4.060%	6/15/2033	7,900	7,838
[5,9]	Volvo Financial Equipment LLC Series 2026-1A	4.040%	1/17/2033	3,480	3,448
[5,8,9]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.798%	10/20/2036	6,120	6,111
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.898%	10/20/2038	4,430	4,427
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	1,285	1,268
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	3,200	3,164
12

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	3,040	2,997
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	3,160	3,112
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	6,170	6,120
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	1,095	1,085
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	6,370	6,358
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/2052	480	479
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	1,820	1,810
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/2053	2,677	2,549
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	26,660	27,212
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	11,580	11,738
[5,9]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	11,140	11,033
[5,7]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	29,980	31,007
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	1,826	1,514
[5,9]	Westlake Automobile Receivables Trust Series 2025-2A	4.510%	5/15/2029	7,910	7,933
[5,9]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	7,470	7,501
[5,9]	Westlake Automobile Receivables Trust Series 2025-3A	4.280%	7/15/2031	12,870	12,847
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.200%	5/15/2031	9,680	9,636
[5,9]	Westlake Automobile Receivables Trust Series 2026-P1	4.010%	3/17/2031	8,320	8,258
[5,9]	Westlake Automobile Receivables Trust Series 2026-P1	4.280%	4/15/2031	2,690	2,670
[5]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/2030	223	224
[5,9]	Wheels Fleet Lease Funding LLC Series 2025-3A	4.080%	9/18/2040	189	188
[5]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	7,550	7,581
[5]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	4,390	4,409
[5]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	8,940	9,052
[5]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	9,905	10,124
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	13,540	13,686
[5]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	13,320	13,536
[5]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	13,280	13,447
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	4,930	5,019
[5]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	9,365	9,426
[5]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	7,720	7,717
[5]	World Omni Auto Receivables Trust Series 2026-A	4.160%	3/15/2032	7,680	7,594
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	1,260	1,271
[5]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	8,260	8,296
[5]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	13,820	13,746
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,378,696)					7,396,891
Corporate Bonds (29.8%)
Communications (1.1%)
	Airbnb Inc.	4.400%	3/16/2029	3,580	3,575
	Airbnb Inc.	5.250%	3/16/2036	6,340	6,335
	Alphabet Inc.	3.875%	11/15/2028	197	197
	Alphabet Inc.	4.100%	11/15/2030	195	194
	Alphabet Inc.	4.100%	2/15/2031	4,510	4,478
	Alphabet Inc.	4.700%	11/15/2035	13,858	13,696
	AT&T Inc.	1.650%	2/1/2028	278	264
	AT&T Inc.	4.350%	3/1/2029	15,000	15,010
[5]	AT&T Inc.	4.300%	2/15/2030	7,000	6,954
	AT&T Inc.	4.700%	8/15/2030	3,050	3,074
	AT&T Inc.	2.750%	6/1/2031	25,000	22,850
	AT&T Inc.	5.375%	8/15/2035	21,180	21,440
	Comcast Corp.	4.550%	1/15/2029	11,670	11,759
	Comcast Corp.	2.650%	2/1/2030	10,970	10,274
	Comcast Corp.	3.400%	4/1/2030	11,500	11,042
	Comcast Corp.	1.950%	1/15/2031	10,000	8,874
	Comcast Corp.	4.250%	1/15/2033	18,400	17,774
	Comcast Corp.	5.300%	6/1/2034	9,600	9,742
	Meta Platforms Inc.	4.200%	11/15/2030	7,540	7,463
	Meta Platforms Inc.	3.850%	8/15/2032	11,350	10,826
	Meta Platforms Inc.	4.600%	11/15/2032	28,084	27,792
	Meta Platforms Inc.	4.875%	11/15/2035	51,224	50,241
[9]	NTT Finance Corp.	4.567%	7/16/2027	3,990	3,999
[9]	NTT Finance Corp.	4.620%	7/16/2028	9,994	10,020
[9]	NTT Finance Corp.	2.065%	4/3/2031	4,335	3,817
	Sprint Capital Corp.	8.750%	3/15/2032	4,615	5,492
	T-Mobile USA Inc.	3.375%	4/15/2029	13,710	13,291
	T-Mobile USA Inc.	4.200%	10/1/2029	8,718	8,656
	T-Mobile USA Inc.	3.875%	4/15/2030	18,870	18,371
	T-Mobile USA Inc.	5.150%	4/15/2034	7,000	7,046
13

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	5.000%	1/15/2036	16,667	16,312
					350,858
Consumer Discretionary (1.6%)
	Amazon.com Inc.	4.250%	3/13/2031	100	100
	Amazon.com Inc.	4.550%	3/13/2033	27,255	26,991
[5]	American Honda Finance Corp.	4.450%	10/22/2027	9,375	9,365
	American Honda Finance Corp.	4.600%	4/17/2030	26,580	26,354
[5]	American Honda Finance Corp.	1.800%	1/13/2031	12,000	10,375
[5]	American Honda Finance Corp.	5.050%	7/10/2031	17,590	17,634
[5]	American Honda Finance Corp.	4.900%	1/10/2034	12,500	12,155
	American Honda Finance Corp.	5.100%	1/8/2036	8,585	8,283
	AutoZone Inc.	4.750%	8/1/2032	10,000	9,919
	AutoZone Inc.	5.400%	7/15/2034	35,000	35,538
[9]	BMW US Capital LLC	4.900%	4/2/2027	27,695	27,848
	eBay Inc.	4.250%	3/6/2029	12,845	12,783
	General Motors Co.	4.200%	10/1/2027	8,410	8,367
	General Motors Co.	6.800%	10/1/2027	4,205	4,324
	General Motors Financial Co. Inc.	4.350%	1/17/2027	25,230	25,192
	General Motors Financial Co. Inc.	2.700%	8/20/2027	2,815	2,746
	General Motors Financial Co. Inc.	5.950%	4/4/2034	5,000	5,132
	General Motors Financial Co. Inc.	5.900%	1/7/2035	5,000	5,090
	Home Depot Inc.	2.700%	4/15/2030	16,365	15,397
	Hyatt Hotels Corp.	5.750%	3/30/2032	4,650	4,776
[9]	Hyundai Capital America	4.300%	9/24/2027	229	228
	Lowe's Cos. Inc.	4.000%	10/15/2028	3,935	3,901
	Lowe's Cos. Inc.	4.250%	3/15/2031	10,490	10,308
	Lowe's Cos. Inc.	3.750%	4/1/2032	690	653
	Lowe's Cos. Inc.	4.500%	10/15/2032	20,725	20,376
	Lowe's Cos. Inc.	4.850%	10/15/2035	11,545	11,243
	Marriott International Inc.	4.800%	3/15/2030	10,000	10,085
	Marriott International Inc.	5.250%	10/15/2035	27,000	26,845
[9]	Mercedes-Benz Finance North America LLC	4.800%	3/30/2028	29,010	29,223
[9]	Mercedes-Benz Finance North America LLC	4.850%	1/11/2029	20,000	20,176
[9]	Mercedes-Benz Finance North America LLC	4.800%	8/1/2029	283	285
	Toyota Motor Credit Corp.	4.625%	1/12/2028	5,180	5,232
[5]	Toyota Motor Credit Corp.	5.250%	9/11/2028	15,000	15,351
	Toyota Motor Credit Corp.	5.050%	5/16/2029	20,930	21,368
	Toyota Motor Credit Corp.	5.100%	3/21/2031	19,450	19,891
[5]	Toyota Motor Credit Corp.	4.600%	10/10/2031	15,185	15,163
[5]	Toyota Motor Credit Corp.	4.800%	1/5/2034	17,205	17,083
[9]	Volkswagen Group of America Finance LLC	3.200%	9/26/2026	293	291
					496,071
Consumer Staples (2.2%)
	Altria Group Inc.	4.875%	2/4/2028	4,290	4,327
	Altria Group Inc.	4.800%	2/14/2029	14,453	14,568
	Altria Group Inc.	5.625%	2/6/2035	14,635	14,988
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	31,000	29,971
	BAT Capital Corp.	3.557%	8/15/2027	48,389	47,861
	BAT Capital Corp.	4.906%	4/2/2030	5,000	5,053
	BAT Capital Corp.	2.726%	3/25/2031	7,000	6,394
	BAT International Finance plc	4.448%	3/16/2028	22,028	22,047
	General Mills Inc.	4.875%	1/30/2030	22,640	22,781
	Haleon US Capital LLC	3.375%	3/24/2029	9,973	9,699
	Haleon US Capital LLC	3.625%	3/24/2032	8,185	7,709
[9]	Japan Tobacco Inc.	4.850%	5/15/2028	151	152
	Kroger Co.	5.000%	9/15/2034	43,442	42,913
[9]	Mars Inc.	4.600%	3/1/2028	174	175
[9]	Mars Inc.	5.000%	3/1/2032	61,875	62,602
[9]	Mars Inc.	5.200%	3/1/2035	44,590	44,995
	Philip Morris International Inc.	5.125%	11/17/2027	60,575	61,373
	Philip Morris International Inc.	4.875%	2/15/2028	24,115	24,382
	Philip Morris International Inc.	4.875%	2/13/2029	10,000	10,151
	Philip Morris International Inc.	3.375%	8/15/2029	10,230	9,910
	Philip Morris International Inc.	5.625%	11/17/2029	21,035	21,874
	Philip Morris International Inc.	5.125%	2/15/2030	26,850	27,409
	Philip Morris International Inc.	5.500%	9/7/2030	5,782	6,000
	Philip Morris International Inc.	4.000%	10/29/2030	10,795	10,567
	Philip Morris International Inc.	5.125%	2/13/2031	23,310	23,816
	Philip Morris International Inc.	5.750%	11/17/2032	10,680	11,231
14

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.375%	2/15/2033	17,675	18,167
	Philip Morris International Inc.	5.625%	9/7/2033	2,000	2,086
	Philip Morris International Inc.	5.250%	2/13/2034	34,715	35,377
	Philip Morris International Inc.	4.900%	11/1/2034	12,419	12,351
	Tyson Foods Inc.	3.550%	6/2/2027	3,219	3,189
	Tyson Foods Inc.	4.350%	3/1/2029	9,243	9,217
	Tyson Foods Inc.	5.700%	3/15/2034	38,165	39,508
	Tyson Foods Inc.	4.950%	2/20/2036	11,420	11,159
					674,002
Energy (2.5%)
	BP Capital Markets America Inc.	2.721%	1/12/2032	22,386	20,244
	BP Capital Markets America Inc.	4.812%	2/13/2033	50,890	51,053
	BP Capital Markets America Inc.	5.227%	11/17/2034	28,890	29,469
	BP Capital Markets plc	3.723%	11/28/2028	2,095	2,063
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	58,855	59,178
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	20,000	19,442
	Diamondback Energy Inc.	5.200%	4/18/2027	8,410	8,480
	Diamondback Energy Inc.	3.500%	12/1/2029	12,205	11,771
	Diamondback Energy Inc.	5.150%	1/30/2030	15,470	15,800
	Diamondback Energy Inc.	5.400%	4/18/2034	5,000	5,079
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	17,500	18,150
	Enbridge Inc.	3.125%	11/15/2029	35,000	33,340
	Enbridge Inc.	5.700%	3/8/2033	20,000	20,730
	Enbridge Inc.	5.625%	4/5/2034	8,000	8,257
	Energy Transfer LP	4.000%	10/1/2027	4,145	4,118
	Energy Transfer LP	4.950%	5/15/2028	5,394	5,441
	Energy Transfer LP	5.750%	2/15/2033	7,000	7,280
	Energy Transfer LP	5.600%	9/1/2034	15,000	15,303
	Enterprise Products Operating LLC	4.850%	1/31/2034	30,860	30,807
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	4,678	4,142
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	22,000	18,653
	Kinder Morgan Inc.	5.000%	2/1/2029	23,500	23,865
	Marathon Petroleum Corp.	5.150%	3/1/2030	28,000	28,574
	Marathon Petroleum Corp.	5.700%	3/1/2035	40,000	41,039
	MPLX LP	5.000%	1/15/2033	15,000	14,909
	ONEOK Inc.	4.000%	7/13/2027	4,459	4,433
	ONEOK Inc.	4.250%	9/24/2027	4,499	4,488
	ONEOK Inc.	5.650%	11/1/2028	24,300	24,950
[5]	Petronas Capital Ltd.	3.500%	4/21/2030	18,743	18,100
[5]	Petronas Capital Ltd.	4.950%	1/3/2031	33,250	33,924
[5]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	26,681	25,566
[9]	Schlumberger Holdings Corp.	4.850%	5/15/2033	11,870	11,865
	Targa Resources Corp.	6.150%	3/1/2029	31,322	32,651
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	21,236	20,829
	Valero Energy Corp.	5.150%	2/15/2030	10,620	10,845
	Williams Cos. Inc.	3.750%	6/15/2027	6,540	6,491
	Williams Cos. Inc.	5.300%	8/15/2028	20,244	20,659
	Williams Cos. Inc.	5.600%	3/15/2035	44,953	45,974
					757,962
Financials (14.9%)
	AerCap Ireland Capital DAC	4.625%	10/15/2027	7,669	7,679
	AerCap Ireland Capital DAC	4.875%	4/1/2028	16,000	16,117
	AerCap Ireland Capital DAC	5.375%	12/15/2031	10,000	10,158
	AerCap Ireland Capital DAC	5.000%	11/15/2035	12,500	12,102
	American Express Co.	5.098%	2/16/2028	277	279
	American Express Co.	5.043%	7/26/2028	22,028	22,219
	American Express Co.	5.282%	7/27/2029	10,000	10,178
	American Express Co.	5.532%	4/25/2030	7,260	7,476
	American Express Co.	5.085%	1/30/2031	4,960	5,045
	American Express Co.	5.284%	7/26/2035	22,072	22,266
	American Express Co.	5.667%	4/25/2036	10,000	10,341
[9]	American National Global Funding	5.550%	1/28/2030	8,590	8,689
	Arthur J Gallagher & Co.	4.600%	12/15/2027	9,691	9,720
	Arthur J Gallagher & Co.	5.000%	2/15/2032	20,395	20,442
[9]	Athene Global Funding	4.950%	1/7/2027	21,270	21,324
[9]	Athene Global Funding	5.339%	1/15/2027	147	148
[9]	Athene Global Funding	5.516%	3/25/2027	179	5
[9]	Athene Global Funding	5.380%	1/7/2030	30,000	30,048
	Banco Santander SA	1.722%	9/14/2027	200	197
15

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.527%	11/7/2027	15,200	15,392
[5]	Banco Santander SA	5.365%	7/15/2028	23,600	23,854
	Banco Santander SA	5.588%	8/8/2028	9,229	9,449
[5]	Bank of America Corp.	3.559%	4/23/2027	2,777	2,775
	Bank of America Corp.	1.734%	7/22/2027	8,000	7,933
[5]	Bank of America Corp.	3.824%	1/20/2028	22,156	22,044
[5]	Bank of America Corp.	2.551%	2/4/2028	14,615	14,391
[5]	Bank of America Corp.	3.705%	4/24/2028	5,800	5,755
	Bank of America Corp.	4.376%	4/27/2028	13,000	12,989
[5]	Bank of America Corp.	4.948%	7/22/2028	11,879	11,954
	Bank of America Corp.	6.204%	11/10/2028	8,510	8,744
[5]	Bank of America Corp.	3.419%	12/20/2028	34,922	34,308
[5]	Bank of America Corp.	3.970%	3/5/2029	16,624	16,478
	Bank of America Corp.	5.202%	4/25/2029	26,734	27,113
	Bank of America Corp.	4.623%	5/9/2029	1,710	1,718
[5]	Bank of America Corp.	2.087%	6/14/2029	23,300	22,159
[5]	Bank of America Corp.	4.271%	7/23/2029	244	243
[5]	Bank of America Corp.	3.974%	2/7/2030	1,960	1,933
[5]	Bank of America Corp.	3.194%	7/23/2030	23,795	22,829
[5]	Bank of America Corp.	2.884%	10/22/2030	17,816	16,840
	Bank of America Corp.	5.162%	1/24/2031	8,426	8,585
[5]	Bank of America Corp.	1.898%	7/23/2031	10,000	8,912
[5]	Bank of America Corp.	2.651%	3/11/2032	5,110	4,633
	Bank of America Corp.	2.687%	4/22/2032	38,400	34,832
	Bank of America Corp.	2.299%	7/21/2032	30,200	26,646
	Bank of America Corp.	2.572%	10/20/2032	12,000	10,683
[5]	Bank of America Corp.	2.972%	2/4/2033	25,460	23,044
	Bank of America Corp.	4.571%	4/27/2033	23,130	22,704
	Bank of America Corp.	5.288%	4/25/2034	10,942	11,071
	Bank of Montreal	5.370%	6/4/2027	212	215
[5]	Bank of Montreal	4.338%	3/19/2030	174	173
[5]	Bank of New York Mellon Corp.	3.442%	2/7/2028	7,827	7,771
	Bank of New York Mellon Corp.	4.890%	7/21/2028	20,000	20,148
[5]	Bank of New York Mellon Corp.	5.802%	10/25/2028	20,000	20,446
[5]	Bank of New York Mellon Corp.	6.317%	10/25/2029	12,402	12,988
	Bank of New York Mellon Corp.	4.942%	2/11/2031	9,650	9,783
[5]	Bank of New York Mellon Corp.	5.834%	10/25/2033	15,000	15,908
	Bank of New York Mellon Corp.	4.706%	2/1/2034	18,360	18,162
[5]	Bank of New York Mellon Corp.	6.474%	10/25/2034	5,550	6,071
[5]	Bank of New York Mellon Corp.	5.188%	3/14/2035	21,090	21,377
	Bank of New York Mellon Corp.	5.316%	6/6/2036	10,000	10,129
[9]	Bank of New Zealand	5.076%	1/30/2029	20,000	20,371
[5]	Bank of Nova Scotia	5.400%	6/4/2027	179	182
	Bank of Nova Scotia	5.250%	6/12/2028	3,290	3,355
	Bank of Nova Scotia	4.404%	9/8/2028	261	261
	Bank of Nova Scotia	4.850%	2/1/2030	2,098	2,124
	Bank of Nova Scotia	4.247%	2/2/2030	195	193
	Bank of Nova Scotia	5.650%	2/1/2034	10,000	10,412
[9]	Banque Federative du Credit Mutuel SA	5.088%	1/23/2027	305	307
[9]	Banque Federative du Credit Mutuel SA	5.194%	2/16/2028	239	242
	Barclays plc	2.279%	11/24/2027	380	374
	Barclays plc	5.086%	2/25/2029	20,445	20,610
	Barclays plc	5.367%	2/25/2031	220	223
	Barclays plc	7.437%	11/2/2033	20,000	22,346
	BlackRock Funding Inc.	5.000%	3/14/2034	9,000	9,125
	Blackrock Inc.	2.400%	4/30/2030	2,256	2,098
	Blackrock Inc.	1.900%	1/28/2031	2,800	2,496
[9]	BNP Paribas SA	5.786%	1/13/2033	10,000	10,325
[9]	BPCE SA	2.045%	10/19/2027	264	260
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	20,196	20,435
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	10,020	10,024
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	15,220	15,270
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	12,000	11,917
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	20,000	20,427
	Capital One Financial Corp.	4.722%	1/30/2032	18,670	18,385
	Cboe Global Markets Inc.	1.625%	12/15/2030	4,674	4,107
	Cboe Global Markets Inc.	3.000%	3/16/2032	11,833	10,830
	Charles Schwab Corp.	3.300%	4/1/2027	3,428	3,397
	Charles Schwab Corp.	3.200%	1/25/2028	4,143	4,076
	Charles Schwab Corp.	4.000%	2/1/2029	8,980	8,943
16

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	5.643%	5/19/2029	8,000	8,218
	Charles Schwab Corp.	3.250%	5/22/2029	6,955	6,761
	Charles Schwab Corp.	5.853%	5/19/2034	8,000	8,405
	Chubb INA Holdings LLC	4.650%	8/15/2029	35,340	35,711
	Chubb INA Holdings LLC	1.375%	9/15/2030	19,939	17,418
	Chubb INA Holdings LLC	5.000%	3/15/2034	14,895	14,986
	Chubb INA Holdings LLC	4.900%	8/15/2035	3,555	3,503
	Citibank NA	4.576%	5/29/2027	328	329
[5]	Citibank NA	5.570%	4/30/2034	28,675	29,711
[5]	Citigroup Inc.	3.070%	2/24/2028	232	230
	Citigroup Inc.	5.174%	9/11/2036	12,000	11,884
[9]	Cooperatieve Rabobank UA	1.980%	12/15/2027	310	305
[9]	Corebridge Global Funding	4.650%	8/20/2027	77	77
[9]	Corebridge Global Funding	4.900%	1/7/2028	36,364	36,579
[9]	Corebridge Global Funding	4.900%	12/3/2029	10,000	10,027
[9]	Corebridge Global Funding	4.850%	6/6/2030	244	244
[9]	Credit Agricole SA	4.631%	9/11/2028	9,840	9,845
[9]	Danske Bank A/S	5.427%	3/1/2028	6,667	6,730
[9]	Danske Bank A/S	4.662%	3/27/2029	8,200	8,219
[9]	Danske Bank A/S	5.019%	3/4/2031	504	507
	Deutsche Bank AG	4.950%	8/4/2031	14,668	14,614
	Deutsche Bank AG	4.469%	12/10/2031	325	319
	Deutsche Bank AG	4.725%	2/6/2032	302	297
[9]	DNB Bank ASA	1.535%	5/25/2027	10,000	9,954
[9]	DNB Bank ASA	1.605%	3/30/2028	367	357
[9]	DNB Bank ASA	4.384%	11/4/2031	315	310
[9]	Equitable America Global Funding	4.650%	6/9/2028	94	3
[9]	Equitable America Global Funding	4.950%	6/9/2030	128	127
[9]	Equitable Financial Life Global Funding	4.600%	4/1/2027	150	150
[9]	Equitable Financial Life Global Funding	5.000%	3/27/2030	110	110
[9]	GA Global Funding Trust	5.500%	1/8/2029	15,000	15,169
[9]	GA Global Funding Trust	5.400%	1/13/2030	30,191	30,295
[9]	GA Global Funding Trust	5.200%	12/9/2031	25,000	24,540
	Goldman Sachs Group Inc.	2.640%	2/24/2028	220	216
	Goldman Sachs Group Inc.	4.937%	4/23/2028	244	245
	Goldman Sachs Group Inc.	4.482%	8/23/2028	227	226
[5]	Goldman Sachs Group Inc.	5.207%	1/28/2031	15,000	15,245
	Goldman Sachs Group Inc.	4.516%	1/21/2032	78	77
	Goldman Sachs Group Inc.	4.939%	10/21/2036	33,860	32,785
	Goldman Sachs Group Inc.	5.065%	1/21/2037	18,430	18,045
[9]	Guardian Life Global Funding	1.400%	7/6/2027	310	300
	HSBC Holdings plc	4.755%	6/9/2028	5,500	5,511
	HSBC Holdings plc	5.210%	8/11/2028	214	216
[5]	HSBC Holdings plc	2.013%	9/22/2028	25,000	24,104
	HSBC Holdings plc	7.390%	11/3/2028	10,845	11,306
	HSBC Holdings plc	4.899%	3/3/2029	233	234
[5]	HSBC Holdings plc	4.583%	6/19/2029	1,691	1,689
	HSBC Holdings plc	2.206%	8/17/2029	36,000	34,067
	HSBC Holdings plc	4.619%	11/6/2031	23,293	22,976
	HSBC Holdings plc	2.804%	5/24/2032	5,623	5,054
	HSBC Holdings plc	2.871%	11/22/2032	14,000	12,513
	HSBC Holdings plc	5.402%	8/11/2033	3,000	3,043
	HSBC Holdings plc	6.254%	3/9/2034	8,500	9,001
	HSBC Holdings plc	5.450%	3/3/2036	15,000	15,052
	HSBC Holdings plc	5.279%	3/10/2037	1,511	1,483
	Huntington Bancshares Inc.	4.443%	8/4/2028	128	128
	Huntington Bancshares Inc.	6.208%	8/21/2029	20,400	21,151
	Huntington Bancshares Inc.	5.605%	1/28/2041	3,490	3,407
	Huntington National Bank	4.552%	5/17/2028	5,000	5,002
	Huntington National Bank	5.650%	1/10/2030	6,250	6,463
	Intercontinental Exchange Inc.	4.000%	9/15/2027	10,744	10,704
	Intercontinental Exchange Inc.	4.350%	6/15/2029	14,700	14,672
	Intercontinental Exchange Inc.	1.850%	9/15/2032	5,200	4,381
	Intercontinental Exchange Inc.	4.600%	3/15/2033	12,500	12,377
[9]	Jackson National Life Global Funding	4.700%	6/5/2028	285	285
[9]	Jackson National Life Global Funding	4.600%	10/1/2029	316	313
[9]	Jackson National Life Global Funding	5.350%	1/13/2030	163	165
	JPMorgan Chase & Co.	1.470%	9/22/2027	12,000	11,835
	JPMorgan Chase & Co.	6.070%	10/22/2027	18,340	18,502
	JPMorgan Chase & Co.	5.040%	1/23/2028	84,990	85,402
17

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.947%	2/24/2028	4,917	4,855
	JPMorgan Chase & Co.	5.571%	4/22/2028	19,151	19,384
[5]	JPMorgan Chase & Co.	3.540%	5/1/2028	27,440	27,182
[5]	JPMorgan Chase & Co.	2.182%	6/1/2028	1,213	1,182
	JPMorgan Chase & Co.	4.979%	7/22/2028	9,624	9,690
	JPMorgan Chase & Co.	4.851%	7/25/2028	227	228
	JPMorgan Chase & Co.	4.505%	10/22/2028	23,870	23,896
[5]	JPMorgan Chase & Co.	3.509%	1/23/2029	8,575	8,437
	JPMorgan Chase & Co.	4.915%	1/24/2029	12,900	13,018
[5]	JPMorgan Chase & Co.	4.005%	4/23/2029	19,835	19,667
	JPMorgan Chase & Co.	2.069%	6/1/2029	36,944	35,147
	JPMorgan Chase & Co.	5.299%	7/24/2029	50,000	50,928
	JPMorgan Chase & Co.	6.087%	10/23/2029	20,000	20,784
[5]	JPMorgan Chase & Co.	4.452%	12/5/2029	42,077	42,127
	JPMorgan Chase & Co.	5.012%	1/23/2030	18,401	18,658
[5]	JPMorgan Chase & Co.	3.702%	5/6/2030	4,600	4,487
	JPMorgan Chase & Co.	4.565%	6/14/2030	30,000	30,027
	JPMorgan Chase & Co.	4.995%	7/22/2030	28,125	28,528
[5]	JPMorgan Chase & Co.	2.739%	10/15/2030	20,000	18,838
	JPMorgan Chase & Co.	5.140%	1/24/2031	13,040	13,271
	JPMorgan Chase & Co.	4.255%	10/22/2031	234	230
	JPMorgan Chase & Co.	1.953%	2/4/2032	12,330	10,865
	JPMorgan Chase & Co.	2.580%	4/22/2032	24,095	21,789
	JPMorgan Chase & Co.	2.545%	11/8/2032	15,000	13,341
	JPMorgan Chase & Co.	4.912%	7/25/2033	7,600	7,611
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,000	2,148
	JPMorgan Chase & Co.	5.294%	7/22/2035	7,000	7,076
	JPMorgan Chase & Co.	5.576%	7/23/2036	33,810	34,262
	JPMorgan Chase & Co.	4.810%	10/22/2036	23,610	22,918
	JPMorgan Chase & Co.	4.898%	1/22/2037	6,820	6,672
	JPMorgan Chase & Co.	5.193%	2/5/2037	15,000	14,728
	Lloyds Banking Group plc	4.375%	3/22/2028	239	239
	Lloyds Banking Group plc	4.818%	6/13/2029	353	355
	Lloyds Banking Group plc	4.241%	2/10/2030	18,900	18,695
	M&T Bank Corp.	5.179%	7/8/2031	5,502	5,556
	M&T Bank Corp.	5.400%	7/30/2035	9,380	9,350
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	37,726	37,921
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	9,500	9,568
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	5,800	5,246
[9]	MassMutual Global Funding II	4.850%	1/17/2029	304	308
	Mastercard Inc.	2.000%	11/18/2031	5,850	5,169
[9]	Met Tower Global Funding	4.200%	9/16/2030	260	255
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	10,800	10,704
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	11,500	11,329
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	18,300	18,421
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	7,330	7,445
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	6,550	6,445
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	12,090	12,299
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	15,000	15,244
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	3,710	3,806
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	8,450	8,330
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	10,000	8,803
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	7,000	6,186
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	3,800	3,825
	Mizuho Financial Group Inc.	1.554%	7/9/2027	8,000	7,935
	Mizuho Financial Group Inc.	5.778%	7/6/2029	7,670	7,877
[5]	Mizuho Financial Group Inc.	3.153%	7/16/2030	5,400	5,152
[5]	Mizuho Financial Group Inc.	2.869%	9/13/2030	4,000	3,770
	Mizuho Financial Group Inc.	4.711%	7/8/2031	213	213
[5]	Mizuho Financial Group Inc.	2.201%	7/10/2031	5,000	4,503
	Mizuho Financial Group Inc.	5.748%	7/6/2034	15,000	15,570
	Morgan Stanley	2.475%	1/21/2028	11,900	11,712
[5]	Morgan Stanley	5.652%	4/13/2028	3,789	3,832
[5]	Morgan Stanley	3.591%	7/22/2028	4,450	4,397
	Morgan Stanley	6.296%	10/18/2028	27,436	28,151
[5]	Morgan Stanley	3.772%	1/24/2029	25,000	24,681
	Morgan Stanley	5.123%	2/1/2029	24,090	24,360
[5]	Morgan Stanley	4.994%	4/12/2029	148	149
[5]	Morgan Stanley	5.164%	4/20/2029	10,000	10,115
	Morgan Stanley	5.449%	7/20/2029	20,461	20,836
18

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.173%	1/16/2030	25,229	25,586
	Morgan Stanley	5.042%	7/19/2030	40,212	40,682
	Morgan Stanley	5.230%	1/15/2031	54,270	55,117
[5]	Morgan Stanley	2.699%	1/22/2031	12,265	11,392
[5]	Morgan Stanley	3.622%	4/1/2031	10,510	10,076
	Morgan Stanley	5.192%	4/17/2031	1,235	1,253
[5]	Morgan Stanley	4.356%	10/22/2031	15,011	14,715
[5]	Morgan Stanley	1.794%	2/13/2032	42,486	36,807
[5]	Morgan Stanley	1.928%	4/28/2032	8,285	7,181
[5]	Morgan Stanley	2.239%	7/21/2032	21,500	18,826
[5]	Morgan Stanley	2.511%	10/20/2032	18,000	15,896
	Morgan Stanley	4.889%	7/20/2033	22,950	22,823
	Morgan Stanley	6.342%	10/18/2033	29,000	31,033
[5]	Morgan Stanley	5.250%	4/21/2034	19,420	19,484
	Morgan Stanley	5.073%	1/30/2037	10,080	9,873
	Morgan Stanley	5.314%	1/18/2041	5,435	5,244
[5]	Morgan Stanley Bank NA	4.952%	1/14/2028	43,050	43,211
[5]	Morgan Stanley Bank NA	5.504%	5/26/2028	13,600	13,755
[5]	Morgan Stanley Bank NA	4.968%	7/14/2028	24,988	25,138
	Morgan Stanley Bank NA	5.016%	1/12/2029	19,800	20,012
[5]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	21,170	21,170
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	312	307
[9]	National Australia Bank Ltd.	5.181%	6/11/2034	10,000	10,227
	National Bank of Canada	5.600%	7/2/2027	35,000	35,100
	National Bank of Canada	4.166%	1/20/2029	15,625	15,536
	NatWest Group plc	5.115%	5/23/2031	328	331
[9]	NatWest Markets plc	5.416%	5/17/2027	293	297
[9]	New York Life Global Funding	4.600%	12/5/2029	15,000	15,069
[9]	New York Life Global Funding	1.850%	8/1/2031	5,000	4,344
[9]	New York Life Global Funding	4.550%	1/28/2033	10,000	9,842
[9]	New York Life Global Funding	5.000%	1/9/2034	9,250	9,301
[7,9]	Nippon Life Insurance Co.	5.046%	4/2/2033	3,655	3,658
[5]	NongHyup Bank	1.250%	7/28/2026	20,000	19,802
[9]	Nordea Bank Abp	4.375%	9/10/2029	348	348
	Northern Trust Corp.	3.150%	5/3/2029	5,000	4,841
	Northern Trust Corp.	6.125%	11/2/2032	5,000	5,343
[9]	Pacific Life Global Funding II	4.500%	8/28/2029	261	261
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	47,548	48,250
	PNC Bank NA	4.429%	7/21/2028	14,800	14,796
[5]	PNC Bank NA	4.050%	7/26/2028	5,000	4,955
	PNC Financial Services Group Inc.	6.615%	10/20/2027	8,820	8,921
	PNC Financial Services Group Inc.	5.354%	12/2/2028	4,985	5,064
	PNC Financial Services Group Inc.	3.450%	4/23/2029	11,370	11,113
	PNC Financial Services Group Inc.	5.582%	6/12/2029	64,069	65,663
	PNC Financial Services Group Inc.	2.550%	1/22/2030	41,508	38,714
	PNC Financial Services Group Inc.	5.492%	5/14/2030	80,980	83,284
	PNC Financial Services Group Inc.	5.222%	1/29/2031	6,995	7,134
	PNC Financial Services Group Inc.	4.899%	5/13/2031	25,034	25,179
	PNC Financial Services Group Inc.	6.037%	10/28/2033	10,000	10,573
	PNC Financial Services Group Inc.	5.068%	1/24/2034	24,660	24,693
	PNC Financial Services Group Inc.	6.875%	10/20/2034	9,500	10,483
	PNC Financial Services Group Inc.	5.423%	1/25/2041	4,990	4,897
[9]	Pricoa Global Funding I	4.400%	8/27/2027	348	349
[9]	Pricoa Global Funding I	4.700%	5/28/2030	328	329
	Progressive Corp.	3.200%	3/26/2030	8,620	8,244
	Progressive Corp.	4.950%	6/15/2033	10,000	10,140
[9]	Protective Life Global Funding	4.772%	12/9/2029	15,000	15,032
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	17,217	17,562
[9]	RGA Global Funding	4.350%	8/25/2028	236	235
[9]	RGA Global Funding	5.448%	5/24/2029	130	133
[9]	RGA Global Funding	5.250%	1/9/2030	25,000	25,407
[5]	Royal Bank of Canada	5.069%	7/23/2027	42,856	42,936
[5]	Royal Bank of Canada	4.522%	10/18/2028	10,000	10,010
[5]	Royal Bank of Canada	4.965%	1/24/2029	2,329	2,351
[5]	Royal Bank of Canada	5.153%	2/4/2031	13,640	13,856
[5]	Royal Bank of Canada	4.970%	5/2/2031	9,511	9,619
	Royal Bank of Canada	4.305%	11/3/2031	20,350	20,007
	Royal Bank of Canada	3.875%	5/4/2032	7,300	7,008
[5]	Royal Bank of Canada	5.000%	2/1/2033	8,552	8,628
[9]	Sammons Financial Group Global Funding	5.050%	1/10/2028	179	181
19

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Sammons Financial Group Global Funding	5.100%	12/10/2029	149	151
[9]	Societe Generale SA	2.797%	1/19/2028	380	375
	State Street Corp.	5.820%	11/4/2028	20,000	20,441
	State Street Corp.	4.530%	2/20/2029	12,886	12,959
	State Street Corp.	3.152%	3/30/2031	280	267
	State Street Corp.	5.159%	5/18/2034	10,000	10,133
	State Street Corp.	4.784%	10/23/2036	11,403	11,075
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	4,040	3,983
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	24,260	22,807
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	10,640	10,531
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	40,437	41,289
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	13,550	12,901
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	12,030	11,233
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	10,300	10,511
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	21,350	19,214
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	30,000	30,736
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	5,280	5,201
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	25,000	25,619
[9]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	6,130	6,089
	Toronto-Dominion Bank	5.156%	1/10/2028	8,686	8,799
	Toronto-Dominion Bank	4.783%	12/17/2029	7,676	7,765
[5]	Toronto-Dominion Bank	3.200%	3/10/2032	7,948	7,314
	Toronto-Dominion Bank	4.928%	10/15/2035	12,940	12,708
[5]	Truist Financial Corp.	4.873%	1/26/2029	6,320	6,362
[5]	Truist Financial Corp.	5.435%	1/24/2030	1,680	1,718
[5]	Truist Financial Corp.	5.071%	5/20/2031	20,199	20,419
[5]	Truist Financial Corp.	4.964%	10/23/2036	9,170	8,882
	UBS AG	4.864%	1/10/2028	12,820	12,871
	UBS AG	5.650%	9/11/2028	5,000	5,158
	UBS AG	4.302%	3/16/2029	16,040	16,016
[9]	UBS Group AG	4.703%	8/5/2027	8,220	8,223
[9]	UBS Group AG	3.869%	1/12/2029	14,711	14,542
[9]	UBS Group AG	5.428%	2/8/2030	15,000	15,311
[9]	UBS Group AG	3.126%	8/13/2030	20,000	19,019
[9]	UBS Group AG	5.617%	9/13/2030	32,920	33,903
[9]	UBS Group AG	4.194%	4/1/2031	18,000	17,603
[9]	UBS Group AG	4.398%	9/23/2031	20,000	19,640
[9]	UBS Group AG	3.091%	5/14/2032	7,000	6,414
[9]	UBS Group AG	4.844%	11/6/2033	25,000	24,554
[5]	US Bancorp	2.215%	1/27/2028	26,508	26,047
[5]	US Bancorp	3.900%	4/26/2028	7,700	7,648
	US Bancorp	5.775%	6/12/2029	14,000	14,395
	US Bancorp	5.384%	1/23/2030	19,610	20,064
[5]	US Bancorp	1.375%	7/22/2030	6,429	5,650
	US Bancorp	5.100%	7/23/2030	17,645	17,956
[5]	US Bancorp	4.967%	7/22/2033	37,091	36,721
	US Bancorp	5.850%	10/21/2033	16,955	17,805
	US Bancorp	4.839%	2/1/2034	4,970	4,913
[5]	Wells Fargo & Co.	3.196%	6/17/2027	7,100	7,080
[5]	Wells Fargo & Co.	4.900%	1/24/2028	7,320	7,346
[5]	Wells Fargo & Co.	3.526%	3/24/2028	142	141
[5]	Wells Fargo & Co.	2.393%	6/2/2028	14,020	13,684
[5]	Wells Fargo & Co.	4.808%	7/25/2028	227	227
	Wells Fargo & Co.	4.970%	4/23/2029	201	203
	Wells Fargo & Co.	6.303%	10/23/2029	30,320	31,588
	Wells Fargo & Co.	5.244%	1/24/2031	23,195	23,639
[5]	Wells Fargo & Co.	4.897%	7/25/2033	10,000	9,944
	Wells Fargo & Co.	4.960%	1/23/2037	13,820	13,464
[9]	Western-Southern Global Funding	4.500%	7/16/2028	241	242
					4,566,685
Health Care (2.5%)
	AbbVie Inc.	5.050%	3/15/2034	26,585	26,985
	Agilent Technologies Inc.	2.300%	3/12/2031	14,702	13,181
	Amgen Inc.	2.450%	2/21/2030	1,820	1,691
	Amgen Inc.	5.250%	3/2/2033	20,000	20,520
	Amgen Inc.	4.850%	2/19/2036	8,890	8,731
[5]	Ascension Health	2.532%	11/15/2029	2,500	2,350
	AstraZeneca Finance LLC	4.800%	2/26/2027	228	230
	Baxter International Inc.	3.950%	4/1/2030	15,635	14,980
20

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	12,855	13,170
	Cardinal Health Inc.	3.410%	6/15/2027	25,240	24,946
	Cardinal Health Inc.	5.350%	11/15/2034	15,000	15,137
	Cencora Inc.	4.625%	12/15/2027	9,690	9,727
	Cencora Inc.	2.700%	3/15/2031	15,000	13,678
	Cencora Inc.	5.150%	2/15/2035	5,935	5,975
[5]	Cigna Group	3.400%	3/1/2027	220	218
	Cigna Group	4.375%	10/15/2028	4,355	4,353
	Cigna Group	5.000%	5/15/2029	6,548	6,666
	Elevance Health Inc.	2.250%	5/15/2030	16,510	15,042
	Elevance Health Inc.	2.550%	3/15/2031	14,105	12,725
	Elevance Health Inc.	4.950%	11/1/2031	5,000	5,030
	Elevance Health Inc.	4.100%	5/15/2032	11,975	11,485
	Elevance Health Inc.	4.750%	2/15/2033	18,005	17,724
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	13,425	13,510
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	12,450	12,696
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	19,230	18,877
	HCA Inc.	4.125%	6/15/2029	10,200	10,064
	McKesson Corp.	4.950%	5/30/2032	6,995	7,099
	McKesson Corp.	5.250%	5/30/2035	15,000	15,279
	Merck & Co. Inc.	4.450%	12/4/2032	3,309	3,286
	Novartis Capital Corp.	4.100%	3/16/2029	19,835	19,815
	Novartis Capital Corp.	4.900%	3/18/2036	10,310	10,285
	Pfizer Inc.	2.625%	4/1/2030	4,545	4,253
	Pfizer Inc.	1.700%	5/28/2030	4,765	4,285
	Pfizer Inc.	4.200%	11/15/2030	5,155	5,114
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	38,820	39,092
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	13,620	13,569
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	5,000	4,671
	Quest Diagnostics Inc.	4.200%	6/30/2029	15,245	15,154
	Quest Diagnostics Inc.	4.625%	12/15/2029	11,430	11,512
	Quest Diagnostics Inc.	2.950%	6/30/2030	16,485	15,445
	Quest Diagnostics Inc.	2.800%	6/30/2031	9,600	8,761
	Stryker Corp.	4.850%	2/10/2030	20,000	20,284
	Sutter Health	5.164%	8/15/2033	3,785	3,840
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	145	143
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	14,000	13,855
	UnitedHealth Group Inc.	4.250%	1/15/2029	21,291	21,264
	UnitedHealth Group Inc.	4.800%	1/15/2030	15,870	16,047
	UnitedHealth Group Inc.	5.300%	2/15/2030	2,750	2,830
	UnitedHealth Group Inc.	2.000%	5/15/2030	7,370	6,676
	UnitedHealth Group Inc.	4.650%	1/15/2031	7,295	7,330
	UnitedHealth Group Inc.	4.900%	4/15/2031	39,835	40,400
	UnitedHealth Group Inc.	2.300%	5/15/2031	11,500	10,315
	UnitedHealth Group Inc.	4.500%	4/15/2033	19,795	19,333
	UnitedHealth Group Inc.	5.000%	4/15/2034	16,555	16,558
	UnitedHealth Group Inc.	5.150%	7/15/2034	2,310	2,330
	UnitedHealth Group Inc.	5.300%	6/15/2035	6,660	6,794
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	42,020	42,689
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	20,455	20,864
	Zoetis Inc.	5.000%	8/17/2035	31,400	31,139
					760,002
Industrials (0.9%)
	Canadian National Railway Co.	3.850%	8/5/2032	6,900	6,596
[9]	Daimler Truck Finance North America LLC	2.000%	12/14/2026	293	288
[9]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	6,470	6,522
[9]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	15,685	15,934
	Deere Funding Canada Corp.	4.150%	10/9/2030	21,084	20,809
	Eaton Corp.	3.950%	3/6/2029	8,250	8,167
[9]	ERAC USA Finance LLC	5.000%	2/15/2029	16,470	16,739
[9]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	3,280	3,240
[9]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	7,530	7,398
	General Electric Co.	4.300%	7/29/2030	9,540	9,516
	General Electric Co.	4.900%	1/29/2036	21,213	21,204
[9]	Honeywell Aerospace Inc.	4.000%	3/16/2029	11,667	11,564
	Honeywell International Inc.	1.750%	9/1/2031	20,250	17,542
[5]	John Deere Capital Corp.	2.000%	6/17/2031	15,000	13,305
	L3Harris Technologies Inc.	4.400%	6/15/2028	11,008	11,010
	Lockheed Martin Corp.	4.500%	2/15/2029	20,460	20,615
21

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	1.850%	6/15/2030	5,895	5,327
	Lockheed Martin Corp.	4.400%	8/15/2030	15,050	15,065
	Lockheed Martin Corp.	3.900%	6/15/2032	9,670	9,389
	Lockheed Martin Corp.	5.000%	8/15/2035	15,853	15,984
	Northrop Grumman Corp.	3.250%	1/15/2028	25,747	25,300
	RTX Corp.	2.375%	3/15/2032	11,326	9,978
	RTX Corp.	5.150%	2/27/2033	16,000	16,329
					287,821
Materials (0.5%)
[9]	Georgia-Pacific LLC	4.950%	6/30/2032	10,290	10,404
[9]	Glencore Funding LLC	5.673%	4/1/2035	10,440	10,664
	Nutrien Ltd.	2.950%	5/13/2030	12,300	11,535
	Nutrien Ltd.	5.400%	6/21/2034	19,561	19,888
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	7,000	7,091
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	60,540	60,939
	Vulcan Materials Co.	4.950%	12/1/2029	7,226	7,335
	WRKCo Inc.	4.900%	3/15/2029	12,000	12,111
					139,967
Real Estate (0.6%)
	American Homes 4 Rent LP	4.900%	2/15/2029	14,833	14,920
[5]	AvalonBay Communities Inc.	3.350%	5/15/2027	2,960	2,933
[5]	AvalonBay Communities Inc.	3.200%	1/15/2028	2,250	2,208
	AvalonBay Communities Inc.	1.900%	12/1/2028	5,000	4,698
	AvalonBay Communities Inc.	5.000%	2/15/2033	3,300	3,331
	AvalonBay Communities Inc.	5.350%	6/1/2034	9,915	10,160
	Brixmor Operating Partnership LP	5.200%	4/1/2032	11,420	11,499
	Camden Property Trust	4.900%	1/15/2034	10,000	9,929
	ERP Operating LP	4.150%	12/1/2028	11,480	11,430
	ERP Operating LP	3.000%	7/1/2029	525	503
	ERP Operating LP	2.500%	2/15/2030	1,020	951
	ERP Operating LP	4.650%	9/15/2034	1,342	1,309
	Essex Portfolio LP	5.500%	4/1/2034	2,318	2,345
	Essex Portfolio LP	5.375%	4/1/2035	9,633	9,713
	Extra Space Storage LP	5.700%	4/1/2028	7,290	7,444
	Extra Space Storage LP	5.500%	7/1/2030	14,526	14,904
	Healthpeak OP LLC	5.375%	2/15/2035	6,894	6,916
	Mid-America Apartments LP	5.000%	3/15/2034	10,991	10,922
	Prologis LP	2.125%	4/15/2027	3,600	3,526
	Prologis LP	1.750%	2/1/2031	7,783	6,837
	Prologis LP	1.625%	3/15/2031	10,000	8,735
	Prologis LP	4.625%	1/15/2033	7,817	7,726
	Prologis LP	5.000%	3/15/2034	7,500	7,509
	Public Storage Operating Co.	1.950%	11/9/2028	3,500	3,304
	Public Storage Operating Co.	5.125%	1/15/2029	2,670	2,733
	Public Storage Operating Co.	3.385%	5/1/2029	11,800	11,509
	Public Storage Operating Co.	2.300%	5/1/2031	9,170	8,237
	Simon Property Group LP	2.450%	9/13/2029	3,300	3,093
	Simon Property Group LP	2.650%	7/15/2030	7,630	7,091
	Simon Property Group LP	4.375%	10/1/2030	239	238
	Welltower OP LLC	4.250%	4/15/2028	2,055	2,053
					198,706
Technology (1.8%)
	Analog Devices Inc.	2.100%	10/1/2031	14,030	12,375
	Automatic Data Processing Inc.	4.450%	9/9/2034	20,125	19,725
	Broadcom Inc.	5.050%	7/12/2029	21,301	21,743
	Broadcom Inc.	5.050%	4/15/2030	30,000	30,608
	Broadcom Inc.	4.200%	10/15/2030	8,385	8,289
[5]	Broadcom Inc.	4.550%	2/15/2032	10,000	9,913
	Broadcom Inc.	4.900%	7/15/2032	5,597	5,647
	Broadcom Inc.	3.469%	4/15/2034	10,000	9,012
[9]	Broadcom Inc.	3.137%	11/15/2035	5,000	4,248
	Cisco Systems Inc.	4.800%	2/26/2027	229	230
	Cisco Systems Inc.	4.950%	2/26/2031	12,410	12,703
	Cisco Systems Inc.	5.050%	2/26/2034	19,960	20,237
	Dell International LLC	5.250%	2/1/2028	8,410	8,523
	Dell International LLC	4.350%	2/1/2030	9,283	9,186
	Dell International LLC	4.750%	10/6/2032	14,996	14,777
	Dell International LLC	5.400%	4/15/2034	5,523	5,572
22

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fidelity National Information Services Inc.	4.550%	3/10/2029	6,960	6,926
[9]	Foundry JV Holdco LLC	5.500%	1/25/2031	16,500	16,862
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	11,917	11,821
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	8,429	8,386
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	11,152	11,075
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	20,000	19,347
	Intel Corp.	3.150%	5/11/2027	5,675	5,594
	Intel Corp.	5.125%	2/10/2030	10,000	10,130
	Intel Corp.	5.000%	2/21/2031	10,000	10,080
	Intel Corp.	2.000%	8/12/2031	20,000	17,318
	Oracle Corp.	4.800%	8/3/2028	10,450	10,454
	Oracle Corp.	4.550%	2/4/2029	6,187	6,108
	Oracle Corp.	2.950%	4/1/2030	15,000	13,684
	Oracle Corp.	4.950%	2/4/2031	41,925	41,038
	Oracle Corp.	5.200%	9/26/2035	10,000	9,372
	Paychex Inc.	5.350%	4/15/2032	12,580	12,645
	S&P Global Inc.	2.950%	3/1/2029	35,960	34,603
	S&P Global Inc.	2.500%	12/1/2029	10,680	10,013
	S&P Global Inc.	2.900%	3/1/2032	4,820	4,398
	Salesforce Inc.	4.650%	3/15/2029	18,700	18,735
	Salesforce Inc.	4.900%	9/15/2031	28,153	28,115
	Synopsys Inc.	4.850%	4/1/2030	11,440	11,525
	Synopsys Inc.	5.000%	4/1/2032	17,397	17,546
	Synopsys Inc.	5.150%	4/1/2035	8,350	8,365
	Texas Instruments Inc.	3.650%	8/16/2032	6,365	6,050
	VMware LLC	2.200%	8/15/2031	5,000	4,393
					547,371
Utilities (1.2%)
	Ameren Illinois Co.	1.550%	11/15/2030	8,575	7,517
[5]	Appalachian Power Co.	2.700%	4/1/2031	8,136	7,402
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	8,745	7,885
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	4,770	4,793
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	10,000	10,179
[5]	Commonwealth Edison Co.	3.150%	3/15/2032	3,000	2,773
	Commonwealth Edison Co.	4.900%	2/1/2033	11,320	11,420
[5]	Dominion Energy Inc.	4.350%	8/15/2032	15,000	14,519
[5]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	10,000	8,845
	DTE Electric Co.	2.250%	3/1/2030	6,000	5,546
	DTE Energy Co.	5.100%	3/1/2029	15,183	15,441
	DTE Energy Co.	5.200%	4/1/2030	16,050	16,370
	DTE Energy Co.	5.850%	6/1/2034	12,592	13,192
	Duke Energy Carolinas LLC	2.450%	8/15/2029	7,430	6,994
	Duke Energy Carolinas LLC	4.850%	3/15/2030	101	103
	Duke Energy Carolinas LLC	2.550%	4/15/2031	8,576	7,849
	Duke Energy Carolinas LLC	4.950%	1/15/2033	7,470	7,587
	Duke Energy Florida LLC	2.500%	12/1/2029	16,960	15,910
	Duke Energy Florida LLC	4.200%	12/1/2030	89	88
	Duke Energy Progress LLC	3.700%	9/1/2028	12,100	11,970
	Duke Energy Progress LLC	3.450%	3/15/2029	1,520	1,488
	Entergy Arkansas LLC	5.150%	1/15/2033	4,480	4,559
	FirstEnergy Transmission LLC	4.550%	1/15/2030	3,590	3,587
[9]	Jersey Central Power & Light Co.	4.400%	1/15/2031	97	95
[5]	Kentucky Utilities Co.	5.450%	4/15/2033	7,630	7,875
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	9,675	9,531
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	10,945	10,820
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	9,996	9,811
[5]	Nevada Power Co.	2.400%	5/1/2030	8,360	7,713
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	7,810	7,849
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	14,580	14,717
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	15,000	15,379
	NiSource Inc.	5.250%	3/30/2028	1,300	1,320
	NiSource Inc.	1.700%	2/15/2031	15,027	13,067
[5]	PG&E Recovery Funding LLC	5.045%	7/15/2032	1,906	1,929
	PPL Electric Utilities Corp.	4.850%	2/15/2034	9,950	9,935
[9]	PSEG Power LLC	5.750%	5/15/2035	7,455	7,576
	Public Service Co. of Colorado	5.350%	5/15/2034	6,110	6,219
[5]	Public Service Electric & Gas Co.	4.650%	3/15/2033	9,990	9,886
[5]	Public Service Electric & Gas Co.	5.200%	3/1/2034	10,000	10,169
	Union Electric Co.	5.200%	4/1/2034	7,500	7,623
23

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Virginia Electric & Power Co.	3.750%	5/15/2027	240	239
	Virginia Electric & Power Co.	5.000%	4/1/2033	15,190	15,279
	Wisconsin Electric Power Co.	4.750%	9/30/2032	2,500	2,515
					355,564
Total Corporate Bonds (Cost $9,122,110)					9,135,009
Sovereign Bonds (3.3%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	34,798	34,213
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.000%	5/6/2035	16,000	15,559
[5]	Bermuda	3.717%	1/25/2027	14,518	14,399
[5]	Bermuda	4.750%	2/15/2029	10,984	11,006
[5]	Bermuda	2.375%	8/20/2030	5,000	4,515
[5]	Bermuda	5.000%	7/15/2032	11,700	11,668
[5,9]	Central American Bank for Economic Integration	5.000%	1/25/2027	29,484	29,706
[5]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	61,490	61,723
[5,9]	Kingdom of Saudi Arabia	5.125%	1/13/2028	102,928	103,788
[5]	Kingdom of Saudi Arabia	5.125%	1/13/2028	51,338	51,788
[5]	Korea Gas Corp.	3.875%	7/13/2027	35,000	34,853
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/2026	35,000	34,923
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/2027	35,000	34,989
	KSA Sukuk Ltd.	5.250%	6/4/2027	37,440	37,718
[5]	KSA Sukuk Ltd.	4.303%	1/19/2029	4,621	4,569
[5,9]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	6,600	6,573
[5,9]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/2029	24,580	24,328
[5,9]	Ontario Teachers' Finance Trust	1.250%	9/27/2030	25,000	22,105
[5]	Republic of Chile	2.750%	1/31/2027	92,229	90,981
[5]	Republic of Chile	4.850%	1/22/2029	6,000	6,069
[5]	Republic of Latvia	5.125%	7/30/2034	54,282	54,446
[5]	Republic of Poland	4.875%	2/12/2030	17,352	17,697
[5,9]	Saudi Arabian Oil Co.	4.375%	2/2/2031	61,100	59,322
[5]	State of Israel	5.375%	3/12/2029	26,542	26,890
[5]	State of Israel	2.500%	1/15/2030	435	399
[5]	State of Israel	5.375%	2/19/2030	27,875	28,280
[5]	State of Israel	4.500%	1/13/2031	56,506	55,356
[5]	Temasek Financial I Ltd.	1.000%	10/6/2030	5,000	4,355
[5,9]	Temasek Financial I Ltd.	1.625%	8/2/2031	125,000	109,778
[5,9]	Tokyo Metropolitan Government	4.625%	6/1/2026	14,160	14,173
[5]	United Mexican States	4.750%	4/27/2032	3,050	2,931
[5]	United Mexican States	5.850%	7/2/2032	2,862	2,892
[5]	United Mexican States	5.375%	3/22/2033	7,939	7,746
Total Sovereign Bonds (Cost $1,039,284)					1,019,738
Taxable Municipal Bonds (0.4%)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	75,000	72,952
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	55,000	50,621
Total Taxable Municipal Bonds (Cost $130,000)					123,573
24

Institutional Intermediate-Term Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[11]	Vanguard Market Liquidity Fund (Cost $82,681)	3.687%	826,893	82,681
Total Investments (99.8%) (Cost $30,661,300)				30,586,462
Other Assets and Liabilities—Net (0.2%)				52,841
Net Assets (100%)				30,639,303
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $586 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $8 have been segregated as collateral for open forward currency contracts.
3	Securities with a value of $19,570 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $10,728 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $5,561,897, representing 18.2% of net assets.
10	Security value determined using significant unobservable inputs.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	5,654	1,172,896	(4,799)
5-Year U.S. Treasury Note	June 2026	6,465	699,382	(2,597)
Euro-Bobl	June 2026	7	934	(18)
Ultra Long U.S. Treasury Bond	June 2026	180	20,981	(448)
				(7,862)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2026	(2,446)	(271,621)	(148)
Euro-Bund	June 2026	(58)	(8,406)	215
Euro-Schatz	June 2026	(104)	(12,712)	130
Long U.S. Treasury Bond	June 2026	(1,394)	(158,742)	1,477
Ultra 10-Year U.S. Treasury Note	June 2026	(674)	(76,509)	(151)
				1,523
				(6,339)

25

Institutional Intermediate-Term Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	6/17/2026	AUD	419	USD	298	—	(10)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	568	EUR	489	1	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,370	GBP	1,018	23	—
						24	(10)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Chile	6/20/2031	USD	17,909	1.000	305	(57)

Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	716,810	(1.000)	(12,589)	(1,200)
						(1,257)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,578,619)	30,503,781
Affiliated Issuers (Cost $82,681)	82,681
Total Investments in Securities	30,586,462
Investment in Vanguard	707
Cash	335
Foreign Currency, at Value (Cost $5,207)	5,179
Receivables for Investment Securities Sold	567,425
Receivables for Accrued Income	183,965
Receivables for Capital Shares Issued	2,265
Variation Margin Receivable—Futures Contracts	350
Unrealized Appreciation—Forward Currency Contracts	24
Total Assets	31,346,712
Liabilities
Payables for Investment Securities Purchased	705,607
Payables to Vanguard	267
Variation Margin Payable—Centrally Cleared Swap Contracts	1,525
Unrealized Depreciation—Forward Currency Contracts	10
Total Liabilities	707,409
Net Assets	30,639,303
At March 31, 2026, net assets consisted of:

Paid-in Capital	33,248,439
Total Distributable Earnings (Loss)	(2,609,136)
Net Assets	30,639,303

Net Assets
Applicable to 1,422,970,132 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,639,303
Net Asset Value Per Share	$21.53
See accompanying Notes, which are an integral part of the Financial Statements.
27

Institutional Intermediate-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	703,204
Total Income	703,204
Expenses
The Vanguard Group—Note C
Investment Advisory Services	2,784
Management and Administrative	10
Marketing and Distribution	239
Custodian Fees	57
Shareholders’ Reports	9
Trustees’ Fees and Expenses	9
Other Expenses	9
Total Expenses	3,117
Net Investment Income	700,087
Realized Net Gain (Loss)
Investment Securities Sold[1]	66,715
Futures Contracts	(21,691)
Swap Contracts	(966)
Forward Currency Contracts	(672)
Foreign Currencies	63
Realized Net Gain (Loss)	43,449
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(275,178)
Futures Contracts	(9,479)
Swap Contracts	(950)
Forward Currency Contracts	51
Foreign Currencies	5
Change in Unrealized Appreciation (Depreciation)	(285,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	457,985
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,827, ($28), and ($5), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Institutional Intermediate-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	700,087	1,398,175
Realized Net Gain (Loss)	43,449	(123,572)
Change in Unrealized Appreciation (Depreciation)	(285,551)	(16,649)
Net Increase (Decrease) in Net Assets Resulting from Operations	457,985	1,257,954
Distributions
Total Distributions	(582,031)	(1,394,250)
Capital Share Transactions
Issued	819,225	1,831,951
Issued in Lieu of Cash Distributions	582,031	1,394,250
Redeemed	(2,218,913)	(3,033,067)
Net Increase (Decrease) from Capital Share Transactions	(817,657)	193,134
Total Increase (Decrease)	(941,703)	56,838
Net Assets
Beginning of Period	31,581,006	31,524,168
End of Period	30,639,303	31,581,006
See accompanying Notes, which are an integral part of the Financial Statements.
29

Institutional Intermediate-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.62	$21.71	$20.58	$20.89	$23.75	$24.31
Investment Operations
Net Investment Income[1]	.486	.969	.895	.704	.370	.304
Net Realized and Unrealized Gain (Loss) on Investments	(.172)	(.090)	1.135	(.306)	(2.693)	(.334)
Total from Investment Operations	.314	.879	2.030	.398	(2.323)	(.030)
Distributions
Dividends from Net Investment Income	(.404)	(.969)	(.900)	(.708)	(.366)	(.304)
Distributions from Realized Capital Gains	—	—	—	—	(.171)	(.226)
Total Distributions	(.404)	(.969)	(.900)	(.708)	(.537)	(.530)
Net Asset Value, End of Period	$21.53	$21.62	$21.71	$20.58	$20.89	$23.75
Total Return	1.46%	4.20%	10.07%	1.88%	-9.93%	-0.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,639	$31,581	$31,524	$30,355	$30,318	$33,037
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	4.49%	4.53%	4.23%	3.34%	1.64%	1.27%
Portfolio Turnover Rate[3]	76%[4]	169%	228%	395%	426%	414%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 23%, 34%, 73%, 206%, 146%, and 151%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Institutional Intermediate-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2026, counterparties had deposited in segregated accounts securities with a value of $1,063,000 and cash of $2,780,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
31

Institutional Intermediate-Term Bond Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 8% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an
32

Institutional Intermediate-Term Bond Fund
asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 4% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $707,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
33

Institutional Intermediate-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,828,570	—	12,828,570
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,370,411	26,480	7,396,891
Corporate Bonds	—	9,135,009	—	9,135,009
Sovereign Bonds	—	1,019,738	—	1,019,738
Taxable Municipal Bonds	—	123,573	—	123,573
Temporary Cash Investments	82,681	—	—	82,681
Total	82,681	30,477,301	26,480	30,586,462

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,822	—	—	1,822
Forward Currency Contracts	—	24	—	24
Total	1,822	24	—	1,846
Liabilities
Futures Contracts[1]	(8,161)	—	—	(8,161)
Forward Currency Contracts	—	(10)	—	(10)
Swap Contracts[1]	—	(1,257)	—	(1,257)
Total	(8,161)	(1,267)	—	(9,428)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,822	—	—	1,822
Unrealized Appreciation—Forward Currency Contracts	—	24	—	24
Total Assets	1,822	24	—	1,846

Unrealized Depreciation—Futures Contracts[1]	(8,161)	—	—	(8,161)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	(1,257)	(1,257)
Unrealized Depreciation—Forward Currency Contracts	—	(10)	—	(10)
Total Liabilities	(8,161)	(10)	(1,257)	(9,428)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(21,691)	—	—	(21,691)
Swap Contracts	—	—	(966)	(966)
Forward Currency Contracts	—	(672)	—	(672)
Realized Net Gain (Loss) on Derivatives	(21,691)	(672)	(966)	(23,329)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(9,479)	—	—	(9,479)
Swap Contracts	—	—	(950)	(950)
Forward Currency Contracts	—	51	—	51
Change in Unrealized Appreciation (Depreciation) on Derivatives	(9,479)	51	(950)	(10,378)
34

Institutional Intermediate-Term Bond Fund
F.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,667,091
Gross Unrealized Appreciation	259,696
Gross Unrealized Depreciation	(347,907)
Net Unrealized Appreciation (Depreciation)	(88,211)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $2,678,276,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2026, the fund purchased $3,432,882,000 of investment securities and sold $3,130,903,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $19,513,465,000 and $19,618,268,000, respectively. In addition, the fund purchased and sold investment securities of $70,994,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	37,805	85,399
Issued in Lieu of Cash Distributions	26,865	65,225
Redeemed	(102,402)	(141,876)
Net Increase (Decrease) in Shares Outstanding	(37,732)	8,748
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q4652 052026
35

Financial Statements
For the six-months ended March 31, 2026
Vanguard Multi-Sector Income Bond ETF

Contents
Financial Statements	1

Multi-Sector Income Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (3.0%)
	United States Treasury Note/Bond	1.875%	2/15/2041	61	42
	United States Treasury Note/Bond	2.500%	2/15/2046	207	143
	United States Treasury Note/Bond	2.750%	8/15/2032	66	61
[1,2]	United States Treasury Note/Bond	3.750%	4/30/2027–6/30/2027	3,849	3,847
	United States Treasury Note/Bond	4.375%	11/30/2030	372	379
	United States Treasury Note/Bond	4.500%	5/15/2027	1,231	1,240
	United States Treasury Note/Bond	4.625%	5/15/2044	314	305
Total U.S. Government and Agency Obligations (Cost $6,054)					6,017
Asset-Backed/Commercial Mortgage-Backed Securities (9.6%)
Canada (0.1%)
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	136	136
[3,4]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	92	92
					228
Cayman Islands (0.4%)
[3,4]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	150	150
[3,4,5]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	100	100
[3,4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	100	100
[3,4]	CIFC Funding Ltd. Series 2023-2A	4.792%	1/21/2037	150	149
[3,4]	CIFC Funding Ltd. Series 2023-2A	5.112%	1/21/2037	150	150
[3,4,6,7]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	100	100
[3,4,6,7]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	100	100
					849
Ireland (0.1%)
[3,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	200
Jersey, C.I. (0.1%)
[3,4]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	150	150
United States (8.9%)
[3,4]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	280	279
[3,4]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	120	119
[3,4]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	200	199
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	207	208
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	375	383
[3,4]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	395	386
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	100	98
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	100	96
[4]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2031	100	94
[3,4]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	90	89
[3,4]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	150	149
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	375	389
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	320	322
[3,4]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	100	99
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	140	139
[3,4]	BX Trust Series 2019-OC11	3.202%	12/9/2041	375	354
[3,4]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	60	60
[3,4,5]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	150	150
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	375	379
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	375	381
[4]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	90	89
[4]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	60	59
[3,4]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	375	378
[3,4]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	160	157
[3,4]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	250	248
[3,4]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	200	198
[3,4]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	200	196
[3,4]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	375	376
[3,4,5]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	7	7
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	161	161
1

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	374	370
[3,4]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	120	119
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	220	219
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	230	229
[3,4]	Durst Commercial Mortgage Trust Series 2025-151	4.802%	8/10/2042	100	101
[4]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	200	198
[4]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	120	118
[4]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	280	277
[3,4]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	330	330
[3,4]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	30	30
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	395	394
[3,4]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	130	128
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	50	50
[3,4,6]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	99
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	200	200
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	250	249
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	60	60
[3,4]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.554%	11/5/2037	100	100
[3,4]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	373	379
[3,4]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	190	187
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	250	253
[3,4]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	150	150
[3,4]	LBTY Commercial Mortgage Trust Series 2026-225L	4.593%	2/10/2043	100	99
[3,4]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	100	100
[3,4]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	92	93
[3,4]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	172	170
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	325	334
[3,4]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	89	88
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	94	93
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	100	99
[3,4]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	100	100
[3,4]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	200	200
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	10	10
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	10	10
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	220	208
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	220	205
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	260	251
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	70	66
[3,4]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	500	489
[3,4]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	170	170
[3,4,5]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.673%	12/20/2030	50	50
[3,4]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	50	49
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	375	377
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	240	241
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	180	179
[4]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	220	217
[3,4]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	200	200
[3,4]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	230	226
[3,4]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	130	129
[3,4]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	120	117
[3,4]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	220	217
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	40	40
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	500	501
[3,4]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	99	98
[3,4]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	104	104
[3,4]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	206	206
[3,4]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	250	249
[3,4]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	290	286
[3,4]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	110	108
[3,4]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	170	167
[3,4]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	99
[3,4]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	110	108
[3,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	200	198
[3,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	140	139
2

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	20	20
					17,892
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $19,374)					19,319
Corporate Bonds (70.7%)
Australia (0.1%)
[3,7]	Glencore Funding LLC	4.900%	7/1/2031	160	160
Canada (1.6%)
[3]	1011778 BC ULC	6.125%	6/15/2029	160	163
[3]	1011778 BC ULC	5.625%	9/15/2029	455	457
[3]	Air Canada	3.875%	8/15/2026	575	572
[3]	Bombardier Inc.	7.250%	7/1/2031	260	273
[3]	Bombardier Inc.	6.750%	6/15/2033	120	124
	Cenovus Energy Inc.	4.650%	3/20/2031	50	50
	Enbridge Inc.	5.300%	4/5/2029	50	51
[3]	Garda World Security Corp.	7.750%	2/15/2028	240	244
[3]	Garda World Security Corp.	6.500%	1/15/2031	75	76
[3]	Garda World Security Corp.	8.250%	8/1/2032	180	178
[3]	Garda World Security Corp.	8.375%	11/15/2032	45	45
[3]	Hudbay Minerals Inc.	4.500%	4/1/2026	150	150
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	355	346
	Rogers Communications Inc.	7.125%	4/15/2055	170	173
	Toronto-Dominion Bank	4.456%	6/8/2032	250	246
					3,148
Denmark (0.3%)
[3]	Danske Bank A/S	4.999%	3/27/2032	200	200
[3]	GENMAB A/S	6.250%	12/15/2032	500	513
					713
France (1.2%)
[3]	Altice France SA	6.875%	10/15/2030	110	105
[3]	Altice France SA	6.500%	4/15/2032	445	421
[3,9]	Betclic Everest Group SAS	5.125%	12/10/2031	100	114
[3]	BNP Paribas SA	4.916%	1/15/2034	209	204
[3]	Opal Bidco SAS	6.500%	3/31/2032	640	641
[3]	SNF Group SACA	3.125%	3/15/2027	485	485
[3]	SNF Group SACA	3.375%	3/15/2030	250	231
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	190	188
					2,389
Germany (0.9%)
[4]	Deutsche Bank AG	5.373%	1/10/2029	200	202
	Deutsche Bank AG	4.999%	9/11/2030	50	50
	Deutsche Bank AG	5.882%	7/8/2031	100	102
	Deutsche Bank AG	4.950%	8/4/2031	400	399
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	1,055	1,035
[3]	ZF North America Capital Inc.	6.875%	4/23/2032	20	19
					1,807
Guatemala (0.1%)
[4]	Energuate Trust 2 0	6.350%	9/15/2035	230	226
Hong Kong (0.3%)
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	540	519
Ireland (1.0%)
	AerCap Ireland Capital DAC	4.375%	11/15/2030	150	147
	AerCap Ireland Capital DAC	5.375%	12/15/2031	50	51
	AerCap Ireland Capital DAC	4.950%	9/10/2034	210	205
[3]	Flutter Treasury DAC	5.875%	6/4/2031	545	539
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	490	494
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	225	226
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	100	101
[3]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	220	192
					1,955
Israel (0.2%)
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	455	467
3

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Italy (0.2%)
[3]	ENEL Finance International NV	4.125%	9/30/2028	430	426
Japan (0.9%)
	Honda Motor Co. Ltd.	4.688%	7/8/2030	200	198
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	85	86
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	95	97
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	538	547
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	200	197
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	100	88
[3,7]	Nippon Life Insurance Co.	4.748%	4/2/2031	200	201
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	10	10
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	220	227
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	200	197
					1,848
Macao (0.8%)
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	165	169
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	725	679
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	120	119
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	250	245
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	515	501
					1,713
Netherlands (0.1%)
[3]	VZ Secured Financing BV	5.000%	1/15/2032	40	35
[3]	Ziggo BV	4.875%	1/15/2030	100	93
					128
Poland (0.1%)
[3]	Canpack SA	3.875%	11/15/2029	160	149
South Africa (0.1%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	200	199
Spain (0.2%)
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	100	113
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	50	52
	Banco Santander SA	3.800%	2/23/2028	50	49
	Banco Santander SA	4.175%	3/24/2028	70	70
	Banco Santander SA	6.033%	1/17/2035	80	84
					368
Switzerland (0.8%)
[3]	UBS Group AG	4.151%	12/23/2029	605	598
[3]	UBS Group AG	5.617%	9/13/2030	550	566
[3]	UBS Group AG	4.398%	9/23/2031	350	344
[3]	UBS Group AG	5.010%	3/23/2037	210	203
					1,711
United Kingdom (2.4%)
[3]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	125	121
	Barclays plc	5.207%	2/24/2037	200	194
	BAT Capital Corp.	3.462%	9/6/2029	500	483
	BAT Capital Corp.	4.906%	4/2/2030	25	25
	BAT Capital Corp.	6.343%	8/2/2030	245	262
	BAT Capital Corp.	4.625%	3/22/2033	120	117
	BAT Capital Corp.	6.421%	8/2/2033	250	271
[3]	Belron UK Finance plc	5.750%	10/15/2029	52	52
[3]	Brightstar Lottery plc	5.750%	1/15/2033	40	39
[3]	California Buyer Ltd.	6.375%	2/15/2032	75	73
[3,9]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	100	109
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	435	426
[3]	Howden UK Refinance plc	7.250%	2/15/2031	365	369
[3]	Howden UK Refinance plc	8.125%	2/15/2032	435	408
[4]	HSBC Holdings plc	4.583%	6/19/2029	400	400
	HSBC Holdings plc	5.130%	3/3/2031	140	141
	HSBC Holdings plc	4.619%	11/6/2031	200	197
[3]	Imperial Brands Finance plc	4.500%	6/30/2028	400	400
[4]	NatWest Group plc	4.892%	5/18/2029	250	252
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	620	549
					4,888
4

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States (59.3%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	630	641
	Abbott Laboratories	4.300%	3/15/2033	555	543
	AbbVie Inc.	4.400%	3/15/2033	95	93
[3]	Acushnet Co.	5.625%	12/1/2033	130	130
[3]	ADT Security Corp.	5.875%	10/15/2033	50	48
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	390	395
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	115	116
	Airbnb Inc.	4.400%	3/16/2029	70	70
	Airbnb Inc.	4.650%	3/16/2031	40	40
[3]	Albertsons Cos. Inc.	6.500%	2/15/2028	20	20
[3]	Albertsons Cos. Inc.	5.500%	3/31/2031	200	198
[3]	Albertsons Cos. Inc.	5.750%	3/31/2034	210	206
[3]	Alcoa Nederland Holding BV	6.125%	5/15/2028	290	290
[3]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	265	267
[3]	Allied Universal Holdco LLC	6.875%	6/15/2030	60	61
[3]	Allison Transmission Inc.	5.875%	6/1/2029	190	192
[3]	Allison Transmission Inc.	3.750%	1/30/2031	100	93
[3]	Allison Transmission Inc.	5.875%	12/1/2033	55	55
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	210	215
	Amazon.com Inc.	4.250%	3/13/2031	1,535	1,523
	AMC Networks Inc.	4.250%	2/15/2029	80	68
[3]	AMC Networks Inc.	10.500%	7/15/2032	285	281
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	675	682
[3]	American Airlines Inc.	5.500%	4/20/2026	33	32
[3]	American Airlines Inc.	7.250%	2/15/2028	330	332
[3]	American Airlines Inc.	5.750%	4/20/2029	515	511
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	100	98
	American Express Co.	4.918%	7/20/2033	400	401
	American Homes 4 Rent LP	4.950%	6/15/2030	130	130
	American Honda Finance Corp.	4.600%	4/17/2030	240	238
	American Honda Finance Corp.	4.450%	1/8/2031	60	59
	American Honda Finance Corp.	5.200%	3/5/2035	100	98
	American International Group Inc.	5.450%	5/7/2035	140	143
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	255	263
	Amgen Inc.	4.200%	2/19/2031	235	232
	Amgen Inc.	5.250%	3/2/2033	50	51
	Amphenol Corp.	4.400%	2/15/2033	28	27
[3]	AmWINS Group Inc.	6.375%	2/15/2029	430	433
[3]	Antero Midstream Partners LP	5.750%	10/15/2033	70	69
[3]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	150	149
[3]	Apollo Management Holdings LP	4.872%	2/15/2029	185	185
[4]	Appalachian Power Co.	4.500%	8/1/2032	260	254
[3]	ARC Falcon I Inc.	9.750%	3/1/2033	255	245
[3,9]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	250	280
[3]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	190	188
[3]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	55	55
[3]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	430	437
[3]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	150	152
[3]	Asurion LLC	8.000%	12/31/2032	580	602
[3]	Asurion LLC	8.375%	2/1/2034	145	141
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	190	177
[3]	Atkore Inc.	4.250%	6/1/2031	100	94
	Augusta SpinCo Corp.	4.945%	3/23/2033	90	90
[3]	Aviation Capital Group LLC	4.875%	1/28/2033	80	77
	Baker Hughes Holdings LLC	4.350%	6/15/2031	760	750
	Ball Corp.	6.000%	6/15/2029	80	81
	Ball Corp.	2.875%	8/15/2030	20	18
	Ball Corp.	5.500%	9/15/2033	20	20
[4]	Bank of America Corp.	1.922%	10/24/2031	90	80
	Bank of America Corp.	2.687%	4/22/2032	550	499
	Bank of America Corp.	5.288%	4/25/2034	175	177
	Bank of America Corp.	5.464%	5/9/2036	150	153
	Bath & Body Works Inc.	7.500%	6/15/2029	165	168
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	20	20
	Bath & Body Works Inc.	6.875%	11/1/2035	200	197
[3]	Bausch + Lomb Corp.	8.375%	10/1/2028	110	114
	Baxter International Inc.	2.539%	2/1/2032	35	29
[3,10]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	237	252
[3]	Big River Steel LLC	6.625%	1/31/2029	250	249
5

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	40	39
[3]	Black Pearl Compute LLC	6.125%	2/15/2031	55	56
[3]	Block Inc.	5.625%	8/15/2030	75	75
	Block Inc.	6.500%	5/15/2032	640	644
[3]	Block Inc.	6.000%	8/15/2033	30	30
	Boeing Co.	5.150%	5/1/2030	175	178
	Boeing Co.	3.625%	2/1/2031	100	95
	Boeing Co.	6.388%	5/1/2031	120	128
	Boeing Co.	3.600%	5/1/2034	50	45
	Boeing Co.	6.528%	5/1/2034	133	145
	Boeing Co.	3.250%	2/1/2035	600	514
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	100	95
[3]	Boyne USA Inc.	4.750%	5/15/2029	90	87
	Brandywine Operating Partnership LP	8.875%	4/12/2029	590	599
	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	22
[3]	Bread Financial Holdings Inc.	6.750%	5/15/2031	175	174
	Broadcom Inc.	4.600%	1/15/2033	102	101
	Broadcom Inc.	4.950%	1/15/2036	350	346
	Brown & Brown Inc.	4.700%	6/23/2028	20	20
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	60	55
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	325	325
[3]	Burford Capital Global Finance LLC	8.500%	1/15/2034	135	115
[3]	BWX Technologies Inc.	4.125%	6/30/2028	125	122
[3]	BWX Technologies Inc.	4.125%	4/15/2029	315	303
[3]	Cable One Inc.	4.000%	11/15/2030	370	257
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	200	192
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	20	20
[3]	Caesars Entertainment Inc.	6.000%	10/15/2032	300	276
[3]	California Resources Corp.	7.000%	1/15/2034	412	415
	Capital One Financial Corp.	4.927%	5/10/2028	120	120
	Capital One Financial Corp.	6.312%	6/8/2029	150	155
	Capital One Financial Corp.	4.722%	1/30/2032	1,210	1,192
	Capital One Financial Corp.	6.183%	1/30/2036	44	45
	Carlyle Group Inc.	5.050%	9/19/2035	21	20
[3]	Carnival Corp.	5.125%	5/1/2029	125	124
[3]	Carnival Corp.	5.875%	6/15/2031	750	759
[3]	CCO Holdings LLC	4.750%	3/1/2030	400	379
[3]	CCO Holdings LLC	4.500%	8/15/2030	920	859
[3]	CCO Holdings LLC	4.250%	2/1/2031	210	191
[3]	CCO Holdings LLC	4.750%	2/1/2032	115	104
	CCO Holdings LLC	4.500%	5/1/2032	560	501
[3]	CCO Holdings LLC	7.000%	2/1/2033	155	156
	Cencora Inc.	4.600%	2/13/2033	25	25
	Centene Corp.	4.625%	12/15/2029	20	19
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	250	222
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	300	295
[3]	Central Parent Inc.	7.250%	6/15/2029	250	179
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	180	189
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	125	122
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	190	180
	Charter Communications Operating LLC	3.750%	2/15/2028	240	236
	Charter Communications Operating LLC	2.250%	1/15/2029	550	514
	Charter Communications Operating LLC	6.100%	6/1/2029	500	518
	Charter Communications Operating LLC	6.650%	2/1/2034	299	312
	Charter Communications Operating LLC	6.484%	10/23/2045	95	88
[3]	Chemours Co.	4.625%	11/15/2029	415	390
[3]	Chemours Co.	7.875%	3/15/2034	125	125
	Cheniere Energy Partners LP	5.950%	6/30/2033	275	288
[3]	Chord Energy Corp.	6.000%	10/1/2030	110	111
[3]	Churchill Downs Inc.	5.500%	4/1/2027	300	300
[3]	Churchill Downs Inc.	4.750%	1/15/2028	260	257
[3]	Churchill Downs Inc.	6.750%	5/1/2031	20	20
[3]	Cipher Compute LLC	7.125%	11/15/2030	110	114
[4]	Citigroup Inc.	3.520%	10/27/2028	620	611
	Citigroup Inc.	4.952%	5/7/2031	150	151
	Citigroup Inc.	4.503%	9/11/2031	256	253
	Citigroup Inc.	5.174%	9/11/2036	80	79
[3]	Clarios Global LP	6.750%	2/15/2030	55	56
[3]	Clarios Global LP	6.750%	9/15/2032	25	25
[3]	Clean Harbors Inc.	5.125%	7/15/2029	500	493
6

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Clean Harbors Inc.	6.375%	2/1/2031	100	102
[3]	Clean Harbors Inc.	5.750%	10/15/2033	200	200
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	180	178
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	20	19
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	100	91
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	615	588
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	280	279
[3]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	115	112
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	30	29
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	375	362
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	370	352
[3]	CNX Resources Corp.	7.375%	1/15/2031	95	98
[3]	CNX Resources Corp.	7.250%	3/1/2032	235	241
[3]	CNX Resources Corp.	5.875%	3/1/2034	110	107
	Commercial Metals Co.	4.125%	1/15/2030	15	14
[3]	Commercial Metals Co.	5.750%	11/15/2033	99	98
[3]	Commercial Metals Co.	6.000%	12/15/2035	50	49
	CommonSpirit Health	3.347%	10/1/2029	525	503
[3]	Community Health Systems Inc.	10.875%	1/15/2032	133	143
[3]	Community Health Systems Inc.	9.750%	1/15/2034	195	202
[3]	CompoSecure Holdings LLC	5.625%	2/1/2033	95	93
	Conagra Brands Inc.	4.850%	11/1/2028	145	145
	COPT Defense Properties LP	4.500%	10/15/2030	6	6
	COPT Defense Properties LP	2.750%	4/15/2031	100	90
	Corebridge Financial Inc.	3.900%	4/5/2032	550	516
[3]	Cox Communications Inc.	4.800%	2/1/2035	75	68
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	150	156
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	510	497
	CRH America Finance Inc.	4.400%	2/9/2031	243	240
	Crown Americas LLC	5.875%	6/1/2033	360	360
	Crown Castle Inc.	5.000%	1/11/2028	200	202
[3]	CSC Holdings LLC	5.375%	2/1/2028	85	63
[3]	CSC Holdings LLC	11.250%	5/15/2028	170	139
[3]	CSC Holdings LLC	11.750%	1/31/2029	75	54
[3]	CSC Holdings LLC	4.125%	12/1/2030	125	75
	CVS Health Corp.	1.750%	8/21/2030	100	88
	CVS Health Corp.	5.700%	6/1/2034	270	277
	CVS Health Corp.	4.875%	7/20/2035	150	144
[3]	Cyprium Corp.	6.125%	4/15/2031	40	40
[3]	Cyprium Corp.	6.375%	4/15/2034	30	29
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	190	190
[3]	DaVita Inc.	4.625%	6/1/2030	380	365
[3]	DaVita Inc.	3.750%	2/15/2031	40	37
[3]	DaVita Inc.	6.875%	9/1/2032	250	256
	Dell International LLC	4.750%	10/6/2032	60	59
[3]	Diamond Foreign Asset Co.	8.500%	10/1/2030	283	298
[3]	Directv Financing LLC	8.875%	2/1/2030	230	230
[3]	Directv Financing LLC	10.000%	2/15/2031	337	344
[4]	Discovery Global Holdings Inc.	4.279%	3/15/2032	220	195
[4]	Discovery Global Holdings Inc.	5.050%	3/15/2042	195	130
[4]	Discovery Global Holdings Inc.	5.141%	3/15/2052	110	67
[3]	DISH Network Corp.	11.750%	11/15/2027	215	222
[4]	Dominion Energy Inc.	3.375%	4/1/2030	150	143
	Duke Energy Corp.	2.550%	6/15/2031	100	90
	Eaton Corp.	4.200%	3/6/2031	20	20
	eBay Inc.	4.250%	3/6/2029	50	50
[3]	Element Solutions Inc.	3.875%	9/1/2028	542	528
[3]	Endo Finance Holdings LP	8.500%	4/15/2031	150	157
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	178	175
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	615	586
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	95	89
[3]	Entegris Inc.	4.375%	4/15/2028	75	74
	EOG Resources Inc.	4.400%	1/15/2031	80	79
	EOG Resources Inc.	5.000%	7/15/2032	155	157
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	178	173
	ERP Operating LP	4.650%	9/15/2034	100	98
[3]	Esab Corp.	5.625%	4/1/2031	110	111
[3]	EW Scripps Co.	9.875%	8/15/2030	90	88
[3]	Excelerate Energy LP	8.000%	5/15/2030	175	183
	Exelon Corp.	3.350%	3/15/2032	50	46
7

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	5.625%	6/15/2035	205	210
	Extra Space Storage LP	4.950%	1/15/2033	192	189
[3]	Fair Isaac Corp.	6.250%	9/15/2034	195	192
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	10	10
[3]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	200	197
	Fidelity National Information Services Inc.	4.800%	3/10/2031	110	109
	Fifth Third Bancorp	6.339%	7/27/2029	120	124
[3]	First Student Bidco Inc.	4.000%	7/31/2029	40	38
	FirstEnergy Corp.	2.650%	3/1/2030	300	278
[3]	FirstEnergy Transmission LLC	2.866%	9/15/2028	29	28
	FirstEnergy Transmission LLC	4.750%	1/15/2033	24	24
[3]	Flash Compute LLC	7.250%	12/31/2030	275	277
	FMC Corp.	5.650%	5/18/2033	20	18
	FMC Corp.	8.450%	11/1/2055	385	249
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	40	40
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	200	196
[3]	Foundry JV Holdco LLC	6.150%	1/25/2032	300	314
[3]	Foundry JV Holdco LLC	5.900%	1/25/2033	700	721
	Fox Corp.	4.709%	1/25/2029	450	451
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	50	50
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	310	314
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	70	65
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	100	102
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	330	310
[3]	Gates Corp.	6.875%	7/1/2029	765	784
	GE Vernova Inc.	4.250%	2/4/2031	61	60
	General Motors Co.	5.625%	4/15/2030	200	206
	General Motors Financial Co. Inc.	5.000%	4/9/2027	100	100
	General Motors Financial Co. Inc.	5.050%	4/4/2028	250	252
	General Motors Financial Co. Inc.	2.400%	4/10/2028	250	240
	General Motors Financial Co. Inc.	4.900%	10/6/2029	360	362
	General Motors Financial Co. Inc.	4.600%	1/8/2031	350	345
	General Motors Financial Co. Inc.	3.100%	1/12/2032	100	90
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	75	76
	Genesis Energy LP	7.875%	5/15/2032	52	54
	Genesis Energy LP	6.750%	3/15/2034	95	95
[3]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	100	98
[3]	Global Atlantic Fin Co.	4.400%	10/15/2029	125	121
[3]	Global Atlantic Fin Co.	7.950%	6/15/2033	108	116
	Goldman Sachs Group Inc.	4.153%	10/21/2029	635	629
	Goldman Sachs Group Inc.	5.727%	4/25/2030	150	155
	Goldman Sachs Group Inc.	5.049%	7/23/2030	155	157
[4]	Goldman Sachs Group Inc.	4.369%	10/21/2031	120	118
	Goldman Sachs Group Inc.	5.536%	1/28/2036	100	102
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	399	390
[3]	Graphic Packaging International LLC	1.512%	4/15/2026	40	40
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	45	43
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	565	564
[3]	Gray Media Inc.	9.625%	7/15/2032	255	255
[3]	Gray Media Inc.	7.250%	8/15/2033	140	141
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	845	844
	HCA Inc.	4.600%	11/15/2032	30	29
	HCA Inc.	5.450%	9/15/2034	5	5
	HCA Inc.	5.750%	3/1/2035	5	5
	HCA Inc.	4.900%	11/15/2035	10	10
	Helmerich & Payne Inc.	2.900%	9/29/2031	110	98
[3]	Herc Holdings Inc.	7.000%	6/15/2030	205	210
[3]	Herc Holdings Inc.	5.750%	3/15/2031	60	59
[3]	Herc Holdings Inc.	7.250%	6/15/2033	115	118
[3]	Herc Holdings Inc.	6.000%	3/15/2034	40	39
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	26	26
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	650	647
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	45	44
	Highwoods Realty LP	2.600%	2/1/2031	150	133
[3]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/2032	200	182
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	255	254
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	105	103
	Hilton Worldwide Finance LLC	4.875%	4/1/2027	90	90
[3]	Honeywell Aerospace Inc.	4.300%	3/16/2031	133	132
	Host Hotels & Resorts LP	4.250%	12/15/2028	225	222
8

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	100	103
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	126	123
[3]	HUB International Ltd.	7.375%	1/31/2032	50	51
	Hudson Pacific Properties LP	5.950%	2/15/2028	455	432
	Huntington Bancshares Inc.	6.208%	8/21/2029	500	518
	Huntington Bancshares Inc.	5.605%	1/28/2041	80	78
[3]	Imola Merger Corp.	4.750%	5/15/2029	500	486
	Intel Corp.	3.750%	8/5/2027	50	50
	Intel Corp.	4.875%	2/10/2028	100	101
	Intel Corp.	4.000%	8/5/2029	220	216
	Intel Corp.	2.450%	11/15/2029	150	139
	Intel Corp.	5.125%	2/10/2030	305	309
	Intel Corp.	3.900%	3/25/2030	225	218
	Intel Corp.	2.000%	8/12/2031	475	411
	Intel Corp.	4.150%	8/5/2032	375	357
	Intel Corp.	5.150%	2/21/2034	200	199
[3]	IQVIA Inc.	5.000%	10/15/2026	540	539
[3]	IQVIA Inc.	6.250%	6/1/2032	70	71
	JBS NV	3.000%	2/2/2029	450	432
	JBS NV	5.750%	4/1/2033	100	103
	JBS NV	6.750%	3/15/2034	425	467
	Jefferies Financial Group Inc.	6.200%	4/14/2034	32	33
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	605	602
[3]	JetBlue Airways Corp.	9.875%	9/20/2031	550	520
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	20	20
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	338	335
	JPMorgan Chase & Co.	4.995%	7/22/2030	150	152
	JPMorgan Chase & Co.	2.963%	1/25/2033	500	453
	JPMorgan Chase & Co.	5.576%	7/23/2036	190	193
	JPMorgan Chase & Co.	5.193%	2/5/2037	550	540
[3]	Kaiser Aluminum Corp.	4.500%	6/1/2031	100	94
[3]	KeHE Distributors LLC	9.000%	2/15/2029	175	182
	Kraft Heinz Foods Co.	3.750%	4/1/2030	100	97
	Lamar Media Corp.	3.750%	2/15/2028	220	214
	Lamar Media Corp.	4.000%	2/15/2030	150	143
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	190	182
[3]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	170	158
	Leidos Inc.	4.100%	3/15/2029	592	586
[3]	LifePoint Health Inc.	9.875%	8/15/2030	165	175
[3]	LifePoint Health Inc.	11.000%	10/15/2030	40	43
[3]	Light & Wonder International Inc.	7.500%	9/1/2031	280	288
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	70	69
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	54	54
	Lowe's Cos. Inc.	4.250%	3/15/2031	25	25
	Lowe's Cos. Inc.	4.500%	10/15/2032	185	182
	Lowe's Cos. Inc.	4.850%	10/15/2035	310	302
	M&T Bank Corp.	6.082%	3/13/2032	114	119
	M&T Bank Corp.	5.400%	7/30/2035	41	41
[3]	Magnera Corp.	4.750%	11/15/2029	290	261
[3]	Mars Inc.	5.200%	3/1/2035	24	24
	Martin Marietta Materials Inc.	2.400%	7/15/2031	100	89
[3]	Matador Resources Co.	6.000%	4/15/2034	95	94
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	315	311
[3]	Match Group Holdings II LLC	6.125%	9/15/2033	110	107
[3]	McAfee Corp.	7.375%	2/15/2030	290	239
	McKesson Corp.	4.650%	5/30/2030	300	302
	McKesson Corp.	4.950%	5/30/2032	120	122
[3]	Medline Borrower LP	6.250%	4/1/2029	150	153
[3]	Men's Wearhouse LLC	9.000%	2/1/2031	255	259
	Meta Platforms Inc.	4.600%	11/15/2032	76	75
	Meta Platforms Inc.	4.875%	11/15/2035	146	143
[3]	Midcontinent Communications	8.000%	8/15/2032	615	574
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	70	67
[3]	MIWD Holdco II LLC	5.500%	2/1/2030	420	363
[3]	Moog Inc.	5.500%	10/15/2034	40	40
[4]	Morgan Stanley	3.591%	7/22/2028	400	395
[4]	Morgan Stanley	4.356%	10/22/2031	360	353
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	700	704
[4]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	1,880	1,860
[9]	MPT Operating Partnership LP	0.993%	10/15/2026	200	222
9

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,9]	MPT Operating Partnership LP	7.000%	2/15/2032	200	227
[3]	MPT Operating Partnership LP	8.500%	2/15/2032	415	421
	Navient Corp.	5.500%	3/15/2029	200	184
	Navient Corp.	9.375%	7/25/2030	50	49
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	55	53
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	355	352
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	75	73
	Newell Brands Inc.	6.375%	9/15/2027	50	50
[3]	Newell Brands Inc.	8.500%	6/1/2028	130	134
	Newell Brands Inc.	6.625%	9/15/2029	470	459
	Newell Brands Inc.	7.375%	4/1/2036	185	170
	Newell Brands Inc.	7.500%	4/1/2046	200	160
[3]	Nexstar Media Inc.	5.625%	7/15/2027	15	15
[3]	Nexstar Media Inc.	4.750%	11/1/2028	15	15
[3]	Nexstar Media Inc.	6.500%	9/15/2033	295	297
[3,7]	Nexstar Media Inc.	7.250%	4/15/2034	130	130
	NiSource Inc.	5.200%	7/1/2029	125	128
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	50	49
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	40	39
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	695	668
[3]	Noble Finance II LLC	8.000%	4/15/2030	100	103
	Northern Trust Corp.	6.125%	11/2/2032	155	166
	Novartis Capital Corp.	4.600%	3/18/2033	180	179
	Novartis Capital Corp.	4.900%	3/18/2036	80	80
[3]	Novelis Corp.	4.750%	1/30/2030	770	729
[3]	Novelis Corp.	3.875%	8/15/2031	20	18
[3]	Novelis Corp.	6.375%	8/15/2033	75	74
[3]	NRG Energy Inc.	5.750%	7/15/2029	270	270
[3]	NRG Energy Inc.	3.625%	2/15/2031	60	55
[3]	NRG Energy Inc.	6.250%	11/1/2034	470	473
[3,7]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	105	109
[3,7]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	90	94
	Occidental Petroleum Corp.	6.625%	9/1/2030	36	39
	Ohio Power Co.	5.000%	6/1/2033	100	100
[3]	Olympus Water US Holding Corp.	4.250%	10/1/2028	50	48
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	130	127
[3]	Olympus Water US Holding Corp.	6.750%	8/1/2032	265	253
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	555	530
	Omnicom Group Inc.	4.200%	3/2/2029	240	237
	OneMain Finance Corp.	3.500%	1/15/2027	210	206
	OneMain Finance Corp.	6.625%	5/15/2029	400	402
	OneMain Finance Corp.	6.125%	5/15/2030	170	166
	OneMain Finance Corp.	6.750%	3/15/2032	200	194
	OneMain Finance Corp.	6.500%	3/15/2033	70	67
	OneMain Finance Corp.	6.750%	9/15/2033	70	67
	Oracle Corp.	4.550%	2/4/2029	106	105
	Oracle Corp.	2.950%	4/1/2030	400	365
	Oracle Corp.	4.450%	9/26/2030	170	164
	Oracle Corp.	4.950%	2/4/2031	244	239
	Oracle Corp.	2.875%	3/25/2031	50	44
	Oracle Corp.	4.800%	9/26/2032	58	55
	Oracle Corp.	5.350%	5/4/2033	698	679
	Oracle Corp.	4.300%	7/8/2034	90	80
	Oracle Corp.	5.500%	8/3/2035	100	96
[3]	Organon & Co.	4.125%	4/30/2028	50	48
[3]	Organon & Co.	5.125%	4/30/2031	100	82
[3]	Organon & Co.	6.750%	5/15/2034	480	426
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	30	30
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	275	264
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	200	189
	Pacific Gas & Electric Co.	6.100%	1/15/2029	550	569
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	610	611
	Paramount Global	3.700%	6/1/2028	15	15
	Paramount Global	4.200%	6/1/2029	180	172
	Paramount Global	4.200%	5/19/2032	15	13
	Paramount Global	5.850%	9/1/2043	225	156
	Paramount Global	4.950%	5/19/2050	230	137
[3]	Pattern Energy Operations LP	4.500%	8/15/2028	290	284
[3]	Performance Food Group Inc.	4.250%	8/1/2029	150	144
[3]	Performance Food Group Inc.	6.125%	9/15/2032	200	201
10

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Performance Food Group Inc.	5.625%	3/1/2034	100	97
	Philip Morris International Inc.	4.250%	10/29/2032	45	44
	Philip Morris International Inc.	4.625%	10/29/2035	15	14
	Plains All American Pipeline LP	3.800%	9/15/2030	120	116
	Plains All American Pipeline LP	4.700%	1/15/2031	20	20
	PNC Financial Services Group Inc.	5.373%	7/21/2036	200	202
	PNC Financial Services Group Inc.	5.423%	1/25/2041	100	98
[3]	Post Holdings Inc.	4.500%	9/15/2031	240	223
[3]	Post Holdings Inc.	6.250%	10/15/2034	30	29
[3]	Post Holdings Inc.	6.500%	3/15/2036	175	172
	PPL Capital Funding Inc.	5.250%	9/1/2034	50	50
	Progressive Corp.	4.600%	3/26/2031	5	5
	Progressive Corp.	5.150%	3/26/2036	150	150
[4]	Public Service Co. of Colorado	1.900%	1/15/2031	300	265
	Public Service Electric & Gas Co.	4.850%	8/1/2034	175	174
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	440
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	250	250
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	235	239
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	310	315
[3]	QXO Building Products Inc.	6.750%	4/30/2032	420	428
[3]	Radiology Partners Inc.	8.500%	7/15/2032	200	203
[3]	Range Resources Corp.	4.750%	2/15/2030	300	292
[4]	Regal Rexnord Corp.	6.300%	2/15/2030	50	52
	Regal Rexnord Corp.	6.400%	4/15/2033	100	106
	Regions Financial Corp.	5.502%	9/6/2035	54	54
[3]	RHP Hotel Properties LP	6.500%	4/1/2032	265	270
[3]	RHP Hotel Properties LP	5.750%	3/15/2034	65	64
[3]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	125	125
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	60	61
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	582	588
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	50	52
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	372	376
[3]	Rocket Mortgage LLC	2.875%	10/15/2026	60	59
[3]	Rocket Software Inc.	9.000%	11/28/2028	320	320
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	60	59
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	110	105
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	140	136
	RTX Corp.	6.000%	3/15/2031	130	138
[3]	Ryan Specialty LLC	4.375%	2/1/2030	60	58
[3]	Ryan Specialty LLC	5.875%	8/1/2032	185	183
	Ryder System Inc.	4.300%	12/1/2030	208	205
	Salesforce Inc.	4.650%	3/15/2029	700	701
	SBA Communications Corp.	3.125%	2/1/2029	100	95
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	205	190
	Service Corp. International	4.625%	12/15/2027	200	198
[3]	Service Properties Trust	0.000%	9/30/2027	85	78
	Service Properties Trust	3.950%	1/15/2028	60	57
[3]	Shift4 Payments LLC	6.750%	8/15/2032	180	177
[3]	Six Flags Entertainment Corp.	7.250%	5/15/2031	75	72
[3]	Six Flags Entertainment Corp.	8.625%	1/15/2032	140	140
	Sixth Street Lending Partners	5.750%	1/15/2030	150	148
	SM Energy Co.	6.625%	1/15/2027	90	90
[3]	SM Energy Co.	6.750%	8/1/2029	85	86
[3]	SM Energy Co.	8.625%	11/1/2030	270	284
[3]	SM Energy Co.	8.750%	7/1/2031	60	63
[3]	SM Energy Co.	7.000%	8/1/2032	415	424
[3]	SM Energy Co.	9.625%	6/15/2033	430	476
[3]	SM Energy Co.	6.625%	4/15/2034	145	145
	Southern California Edison Co.	4.800%	3/15/2033	70	69
[4]	Southern Co.	3.700%	4/30/2030	400	387
	Southern Co.	5.200%	6/15/2033	125	126
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	50	51
[4]	Southern Power Co.	4.900%	10/1/2035	20	19
	Sprint Capital Corp.	8.750%	3/15/2032	100	119
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	580	581
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	200	201
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	20	20
[3]	Standard Industries Inc.	4.375%	7/15/2030	40	38
[3]	Star Parent Inc.	9.000%	10/1/2030	150	156
[3]	Starwood Property Trust Inc.	3.625%	7/15/2026	160	159
11

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Starwood Property Trust Inc.	4.375%	1/15/2027	40	40
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	175	178
	State Street Corp.	4.784%	10/23/2036	90	87
	Steel Dynamics Inc.	4.000%	12/15/2028	70	69
	Steel Dynamics Inc.	5.250%	5/15/2035	110	110
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	200	199
[3]	Sunoco LP	7.000%	9/15/2028	100	102
[3]	Sunoco LP	4.500%	10/1/2029	40	39
[3]	Sunoco LP	5.625%	3/15/2031	280	279
[3]	Sunoco LP	5.375%	7/15/2031	60	60
[3]	Sunoco LP	5.625%	7/15/2034	85	84
[3]	Sunoco LP	7.875%	Perpetual	85	87
[3]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	265	263
[3]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	730	725
[3]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	660	652
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	165	164
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	85	86
[3]	Tallgrass Energy Partners LP	7.375%	2/15/2029	200	206
[3]	Tallgrass Energy Partners LP	6.000%	12/31/2030	165	164
[3]	Tallgrass Energy Partners LP	6.000%	9/1/2031	175	172
[3]	Tallgrass Energy Partners LP	6.750%	3/15/2034	205	206
	Teleflex Inc.	4.625%	11/15/2027	150	149
	Tenet Healthcare Corp.	6.125%	10/1/2028	150	150
	Tenet Healthcare Corp.	4.375%	1/15/2030	50	48
	Tenet Healthcare Corp.	6.125%	6/15/2030	265	267
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	385	382
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	70	69
	T-Mobile USA Inc.	2.625%	2/15/2029	383	364
	T-Mobile USA Inc.	4.625%	1/15/2033	50	49
[3]	TopBuild Corp.	3.625%	3/15/2029	40	38
[3]	TopBuild Corp.	4.125%	2/15/2032	125	115
[3]	TopBuild Corp.	5.625%	1/31/2034	75	73
[3]	TransDigm Inc.	6.750%	8/15/2028	40	40
[3]	TransDigm Inc.	6.625%	3/1/2032	200	204
[3]	TransDigm Inc.	6.000%	1/15/2033	75	75
[3]	TransDigm Inc.	6.375%	5/31/2033	1,105	1,102
[3]	TransDigm Inc.	6.125%	7/31/2034	85	84
[3]	Transocean International Ltd.	8.250%	5/15/2029	135	139
[3]	Transocean International Ltd.	8.750%	2/15/2030	220	230
[3]	Transocean International Ltd.	8.500%	5/15/2031	110	116
[3]	Transocean International Ltd.	7.875%	10/15/2032	40	43
[4]	Truist Financial Corp.	5.071%	5/20/2031	329	333
	Tyson Foods Inc.	4.875%	8/15/2034	300	295
	Uber Technologies Inc.	4.800%	9/15/2034	30	29
	Uber Technologies Inc.	4.800%	9/15/2035	65	63
[3]	UKG Inc.	6.875%	2/1/2031	395	387
	United Airlines Holdings Inc.	4.875%	3/1/2029	75	74
	United Airlines Holdings Inc.	5.375%	3/1/2031	40	39
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	50	49
	UnitedHealth Group Inc.	2.000%	5/15/2030	100	91
[3]	Univision Communications Inc.	4.500%	5/1/2029	40	38
[3]	Univision Communications Inc.	7.375%	6/30/2030	60	59
[3]	Univision Communications Inc.	8.500%	7/31/2031	405	406
[3]	Univision Communications Inc.	9.375%	8/1/2032	350	361
	US Bancorp	5.083%	5/15/2031	103	104
	US Bancorp	2.491%	11/3/2036	200	173
[3]	US Foods Inc.	6.875%	9/15/2028	100	102
[3]	US Foods Inc.	5.750%	4/15/2033	50	50
[3]	UWM Holdings LLC	6.625%	2/1/2030	20	19
[3]	Vail Resorts Inc.	5.625%	7/15/2030	285	283
[3]	Valaris Ltd.	8.375%	4/30/2030	345	357
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	40	38
[3]	Venture Global LNG Inc.	8.125%	6/1/2028	60	61
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	110	119
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	75	78
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	785	843
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	60	62
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	100	110
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	65	68
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	530	551
12

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	285	302
	Verizon Communications Inc.	4.750%	1/15/2033	315	311
[3]	Vistra Operations Co. LLC	5.625%	2/15/2027	550	550
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	225	236
	Wachovia Corp.	5.500%	8/1/2035	100	101
[3]	Wayfair LLC	7.250%	10/31/2029	60	61
[3]	Wayfair LLC	7.750%	9/15/2030	325	338
	Wells Fargo & Co.	5.150%	4/23/2031	300	305
	Wells Fargo & Co.	5.211%	12/3/2035	100	100
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	175	178
[3]	WESCO Distribution Inc.	5.250%	4/15/2031	40	40
[3]	WESCO Distribution Inc.	5.500%	4/15/2034	40	39
	Whirlpool Corp.	6.125%	6/15/2030	297	290
	Whirlpool Corp.	6.500%	6/15/2033	428	407
	Williams Cos. Inc.	4.650%	8/15/2032	300	297
	Williams Cos. Inc.	5.600%	3/15/2035	100	102
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	580	533
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	170	170
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	30	29
[3]	WR Grace Holdings LLC	7.000%	8/1/2033	33	32
[3]	WULF Compute LLC	7.750%	10/15/2030	340	359
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	125	122
[3]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	85	84
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	330	327
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	410	423
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	90	95
					119,723
Zambia (0.1%)
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	39	40
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	180	188
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	20	20
					248
Total Corporate Bonds (Cost $144,308)					142,785
Floating Rate Loan Interests (2.1%)
France (0.0%)
[5]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/10/2031	20	20
United Kingdom (0.1%)
[5]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	125	125
United States (2.0%)
[5]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.918%	9/19/2030	247	244
[5]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	1/15/2031	109	110
[5]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.950%	9/13/2032	20	20
[5]	Belron Finance 2019 LLC First Lien Term Loan B, TSFR3M + 2.000%	5.660%	10/16/2031	168	168
[5]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	6.922%	7/6/2029	99	70
[5]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.918%	10/28/2032	30	30
[5]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.418%	1/28/2032	159	159
[5]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.168%	5/6/2030	67	67
[5]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.250%	6.922%	3/21/2031	259	236
[5]	Dayforce Bidco LLC First Lien Initial Term Loan, TSFR3M + 3.000%	6.661%	2/4/2033	120	113
[5]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.418%	4/23/2031	347	344
[5]	First Student Bidco Inc. First Lien Initial Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	203	202
[5]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 2.250%	5.950%	8/15/2030	37	37
[5]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	265	260
[5]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.918%	1/26/2033	30	30
[5]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 3.000%	6.675%	9/13/2032	75	75
[5]	Hologic Inc. First Lien Term Loan B, TSFR12M + 2.250%	5.755%	1/14/2033	340	336
[5]	Light & Wonder International Inc. First Lien Term Loan B-3, TSFR1M + 2.000%	5.675%	4/16/2029	20	20
[5]	Magnera Corp. First Lien Term Loan, TSFR3M + 4.250%	7.923%	11/4/2031	90	86
[5]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.668%	3/1/2029	248	220
[5]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.421%	1/28/2031	5	5
[5]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	135	134
[5,9]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	95	109
[5]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	135	135
[5]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR1M + 2.000%	5.668%	10/29/2032	35	35
[5]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.418%	11/28/2028	34	32
[5]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.670%	7/9/2032	544	544
13

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.168%	7/31/2031	248	242
[5]	TKO Worldwide Holdings LLC First Lien Term Loan B-5, TSFR3M + 2.000%	5.664%	11/21/2031	35	35
[5]	TransDigm Inc. First Lien Term Loan N, TSFR3M + 2.500%	6.160%	2/14/2033	20	20
[5]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.161%	1/30/2031	35	35
					4,153
Total Floating Rate Loan Interests (Cost $4,384)					4,298
Sovereign Bonds (12.1%)
Argentina (0.7%)
[4]	Argentine Republic	1.000%	7/9/2029	79	69
[4]	Argentine Republic	0.750%	7/9/2030	864	723
[4]	Argentine Republic	5.000%	1/9/2038	470	354
[4]	Argentine Republic	4.125%	7/9/2046	303	208
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	167	168
					1,522
Bahrain (0.1%)
[3,4]	Kingdom of Bahrain	7.100%	2/3/2038	200	188
Benin (0.2%)
[3,4]	Benin Government Bond	7.960%	2/13/2038	200	196
[4]	Benin Government Bond	8.375%	1/23/2041	200	198
					394
Brazil (0.4%)
	Federative Republic of Brazil	5.500%	2/4/2033	829	813
Chile (0.1%)
[4]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	200	208
Colombia (0.5%)
	Ecopetrol SA	4.625%	11/2/2031	100	89
[4]	Republic of Colombia	3.000%	1/30/2030	450	403
[4]	Republic of Colombia	6.500%	1/21/2033	200	195
[4]	Republic of Colombia	5.000%	6/15/2045	400	287
					974
Dominican Republic (0.8%)
[4]	Dominican Republic	4.500%	1/30/2030	431	409
[4]	Dominican Republic	7.050%	2/3/2031	1,235	1,278
					1,687
Ecuador (0.3%)
[4]	Republic of Ecuador	0.000%	7/31/2030	374	313
[4]	Republic of Ecuador	5.000%	7/31/2040	300	235
					548
Egypt (0.4%)
[4]	Arab Republic of Egypt	7.625%	5/29/2032	750	721
El Salvador (0.4%)
[4]	Republic of El Salvador	9.250%	4/17/2030	747	778
Guatemala (0.3%)
[4]	Republic of Guatemala	4.900%	6/1/2030	300	295
[4]	Republic of Guatemala	6.050%	8/6/2031	200	204
[4]	Republic of Guatemala	7.050%	10/4/2032	200	214
					713
Hungary (0.6%)
[4]	Republic of Hungary	5.250%	6/16/2029	240	241
[9]	Republic of Hungary	4.250%	5/26/2033	145	165
[4,9]	Republic of Hungary	5.375%	9/12/2033	200	243
[3,4]	Republic of Hungary	6.000%	9/26/2035	315	319
[4]	Republic of Hungary	6.750%	9/23/2055	200	203
					1,171
Indonesia (0.5%)
[4]	Republic of Indonesia	4.150%	9/20/2027	50	50
[4]	Republic of Indonesia	4.850%	1/11/2033	50	49
[9]	Republic of Indonesia	3.750%	10/16/2033	510	562
14

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Republic of Indonesia	4.100%	3/4/2034	398	442
					1,103
Ivory Coast (0.1%)
[4]	Ivory Coast Government Bond	7.625%	1/30/2033	200	204
Jordan (0.2%)
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	400	409
Kenya (0.1%)
[3,4]	Republic of Kenya	8.700%	2/26/2039	200	181
Mexico (2.3%)
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	250	251
	Petroleos Mexicanos	8.750%	6/2/2029	1,542	1,621
	Petroleos Mexicanos	6.840%	1/23/2030	408	408
	Petroleos Mexicanos	6.950%	1/28/2060	150	118
[4]	United Mexican States	5.850%	7/2/2032	1,120	1,132
[4]	United Mexican States	5.375%	3/22/2033	201	196
[4]	United Mexican States	6.875%	5/13/2037	200	209
[9]	United Mexican States	5.125%	3/19/2038	123	137
[4]	United Mexican States	6.750%	2/9/2056	319	309
[4]	United Mexican States	3.771%	5/24/2061	300	178
					4,559
Morocco (0.1%)
[4]	Kingdom of Morocco	4.000%	12/15/2050	200	137
Nigeria (0.1%)
[4]	Federal Republic of Nigeria	8.375%	3/24/2029	200	210
Pakistan (0.1%)
[4]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	225	222
Panama (0.1%)
[4]	Republic of Panama	5.227%	2/23/2034	200	194
Paraguay (0.1%)
[3,4]	Paraguay Government Bond	6.650%	3/4/2055	200	208
Philippines (0.0%)
	Republic of the Philippines	5.170%	10/13/2027	50	51
Poland (0.3%)
[4,11]	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	570	563
[4]	Republic of Poland	4.875%	2/12/2030	86	88
					651
Romania (0.5%)
[4]	Republic of Romania	5.875%	1/30/2029	150	151
[4,9]	Republic of Romania	5.375%	3/22/2031	20	23
[4,9]	Republic of Romania	2.124%	7/16/2031	750	745
[4,9]	Republic of Romania	5.875%	7/11/2032	20	24
[4,9]	Republic of Romania	5.375%	6/7/2033	140	158
					1,101
Saudi Arabia (0.7%)
[3,4]	Kingdom of Saudi Arabia	5.875%	1/12/2056	1,265	1,203
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	200	198
					1,401
Serbia (0.4%)
[4,9]	Serbia International Bond	3.125%	5/15/2027	71	81
[4,9]	Serbia International Bond	1.500%	6/26/2029	400	422
[4]	Serbia International Bond	2.125%	12/1/2030	250	215
					718
South Africa (0.5%)
[4]	Republic of South Africa	5.875%	6/22/2030	500	503
[3,4]	Republic of South Africa	7.250%	12/11/2055	460	420
					923
Sri Lanka (0.0%)
[4]	Republic of Sri Lanka	3.100%	1/15/2030	12	11
15

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Sri Lanka	3.600%	2/15/2038	48	43
					54
Trinidad And Tobago (0.1%)
[3,4]	Republic of Trinidad & Tobago	6.500%	1/28/2036	300	296
Turkiye (0.7%)
[4]	Republic of Turkiye	7.625%	4/26/2029	200	207
[4]	Republic of Turkiye	5.950%	1/15/2031	200	193
[4]	Republic of Turkiye	7.125%	2/12/2032	300	300
	Republic of Turkiye	6.300%	3/14/2033	760	719
					1,419
Ukraine (0.2%)
[3,4]	Ukraine Government Bond	4.000%	2/1/2032	349	252
[4]	Ukraine Government Bond	0.000%	2/1/2034	100	43
[4]	Ukraine Government Bond	0.000%	2/1/2035	100	46
					341
Uzbekistan (0.1%)
[4]	Republic of Uzbekistan Bond	5.375%	2/20/2029	200	197
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/2033	191	179
Total Sovereign Bonds (Cost $25,053)					24,475
				Shares
Temporary Cash Investments (2.1%)
Money Market Fund (1.0%)
[12]	Vanguard Market Liquidity Fund	3.687%		20,536	2,053
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.1%)
	United States Treasury Bill	3.726%	3/18/2027	2,226	2,150
Total Temporary Cash Investments (Cost $4,201)					4,203
Total Investments (99.6%) (Cost $203,374)					201,097
Other Assets and Liabilities—Net (0.4%)					745
Net Assets (100%)					201,842
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $182 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $212 have been segregated as initial margin for open centrally cleared swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $102,599, representing 50.8% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security value determined using significant unobservable inputs.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Face amount denominated in euro.
10	Payment-in-kind (PIK) security which may pay interest as additional principal.
11	Guaranteed by the Republic of Poland.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
16

Multi-Sector Income Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	66	13,691	(84)
Euro-Schatz	June 2026	2	244	(1)
Long U.S. Treasury Bond	June 2026	13	1,480	(22)
Ultra 10-Year U.S. Treasury Note	June 2026	34	3,860	(58)
Ultra Long U.S. Treasury Bond	June 2026	1	117	—
				(165)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(79)	(8,546)	80
10-Year U.S. Treasury Note	June 2026	(5)	(555)	4
Euro-Bobl	June 2026	(12)	(1,601)	20
Euro-Bund	June 2026	(10)	(1,449)	37
				141
				(24)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	EUR	249	USD	288	1	—
State Street Bank & Trust Co.	6/17/2026	EUR	24	USD	28	—	—
Toronto-Dominion Bank	6/17/2026	EUR	19	USD	23	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,687	EUR	3,171	9	—
State Street Bank & Trust Co.	6/17/2026	USD	759	EUR	656	—	(2)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	8	EUR	7	—	—
						10	(2)

EUR—euro.
USD—U.S. dollar.
17

Multi-Sector Income Bond ETF
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V2	12/20/2030	USD	1,345	5.000	73	(6)
CDX-NA-HY-S46-V1	6/20/2031	USD	970	5.000	48	8
Republic of Turkiye	6/20/2031	USD	110	1.000	(10)	(1)
						1

Credit Protection Purchased
Republic of Colombia	6/20/2031	USD	524	(1.000)	30	2
						3
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Multi-Sector Income Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $201,321)	199,044
Affiliated Issuers (Cost $2,053)	2,053
Total Investments in Securities	201,097
Investment in Vanguard	4
Cash	61
Foreign Currency, at Value (Cost $5)	5
Receivables for Investment Securities Sold	676
Receivables for Accrued Income	2,391
Variation Margin Receivable—Centrally Cleared Swap Contracts	21
Unrealized Appreciation—Forward Currency Contracts	10
Total Assets	204,265
Liabilities
Payables for Investment Securities Purchased	2,392
Payables to Vanguard	27
Variation Margin Payable—Futures Contracts	2
Unrealized Depreciation—Forward Currency Contracts	2
Total Liabilities	2,423
Net Assets	201,842
At March 31, 2026, net assets consisted of:

Paid-in Capital	202,779
Total Distributable Earnings (Loss)	(937)
Net Assets	201,842
Net Assets
Applicable to 3,970,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	201,842
Net Asset Value Per Share	$50.84
See accompanying Notes, which are an integral part of the Financial Statements.
19

Multi-Sector Income Bond ETF
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	4,538
Total Income	4,538
Expenses
The Vanguard Group—Note C
Investment Advisory Services	17
Management and Administrative	196
Marketing and Distribution	4
Custodian Fees	7
Shareholders’ Reports	5
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	239
Net Investment Income	4,299
Realized Net Gain (Loss)
Investment Securities Sold[1]	499
Futures Contracts	71
Swap Contracts	3
Forward Currency Contracts	73
Foreign Currencies	2
Realized Net Gain (Loss)	648
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,700)
Futures Contracts	(65)
Swap Contracts	2
Forward Currency Contracts	4
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	(3,759)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,188
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $36, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Multi-Sector Income Bond ETF
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	June 9, 2025[1] to September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,299	1,354
Realized Net Gain (Loss)	648	129
Change in Unrealized Appreciation (Depreciation)	(3,759)	1,469
Net Increase (Decrease) in Net Assets Resulting from Operations	1,188	2,952
Distributions
Total Distributions	(4,165)	(856)
Capital Share Transactions
Issued	92,328	136,236
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(25,841)
Net Increase (Decrease) from Capital Share Transactions	92,328	110,395
Total Increase (Decrease)	89,351	112,491
Net Assets
Beginning of Period	112,491	—
End of Period	201,842	112,491
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Multi-Sector Income Bond ETF
Financial Highlights
	Six Months Ended March 31, 2026	June 9, 2025[1] to September 30, 2025
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$51.60	$50.00
Investment Operations
Net Investment Income[2]	1.381	.862
Net Realized and Unrealized Gain (Loss) on Investments	(.725)	1.274
Total from Investment Operations	.656	2.136
Distributions
Dividends from Net Investment Income	(1.306)	(.536)
Distributions from Realized Capital Gains	(.110)	—
Total Distributions	(1.416)	(.536)
Net Asset Value, End of Period	$50.84	$51.60
Total Return	1.27%	4.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$202	$112
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%[3]
Ratio of Net Investment Income to Average Net Assets	5.38%	5.45%[3]
Portfolio Turnover Rate[4]	51%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Multi-Sector Income Bond ETF
Notes to Financial Statements
Vanguard Multi-Sector Income Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 9% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
23

Multi-Sector Income Bond ETF
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and
24

Multi-Sector Income Bond ETF
Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $4,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
25

Multi-Sector Income Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,017	—	6,017
Asset-Backed/Commercial Mortgage-Backed Securities	—	19,019	300	19,319
Corporate Bonds	—	142,785	—	142,785
Floating Rate Loan Interests	—	4,298	—	4,298
Sovereign Bonds	—	24,475	—	24,475
Temporary Cash Investments	2,053	2,150	—	4,203
Total	2,053	198,744	300	201,097

Derivative Financial Instruments
Assets
Futures Contracts[1]	141	—	—	141
Forward Currency Contracts	—	10	—	10
Swap Contracts[1]	—	10	—	10
Total	141	20	—	161
Liabilities
Futures Contracts[1]	(165)	—	—	(165)
Forward Currency Contracts	—	(2)	—	(2)
Swap Contracts[1]	—	(7)	—	(7)
Total	(165)	(9)	—	(174)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	141	—	—	141
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	10	10
Unrealized Appreciation—Forward Currency Contracts	—	10	—	10
Total Assets	141	10	10	161

Unrealized Depreciation—Futures Contracts[1]	(165)	—	—	(165)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	(7)	(7)
Unrealized Depreciation—Forward Currency Contracts	—	(2)	—	(2)
Total Liabilities	(165)	(2)	(7)	(174)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
26

Multi-Sector Income Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	71	—	—	71
Swap Contracts	—	—	3	3
Forward Currency Contracts	—	73	—	73
Realized Net Gain (Loss) on Derivatives	71	73	3	147

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(65)	—	—	(65)
Swap Contracts	—	—	2	2
Forward Currency Contracts	—	4	—	4
Change in Unrealized Appreciation (Depreciation) on Derivatives	(65)	4	2	(59)
F.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	203,324
Gross Unrealized Appreciation	835
Gross Unrealized Depreciation	(3,075)
Net Unrealized Appreciation (Depreciation)	(2,240)
G.  During the six months ended March 31, 2026, the fund purchased $74,511,000 of investment securities and sold $47,738,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $33,298,000 and $31,806,000, respectively. In addition, the fund purchased and sold investment securities of $57,595,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	June 9, 2025[1] to September 30, 2025
	Shares (000)	Shares (000)
Issued	1,790	2,680
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(500)
Net Increase (Decrease) in Shares Outstanding	1,790	2,180
1	Inception.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2026, one shareholder was the record or beneficial owner of 40% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
27

Multi-Sector Income Bond ETF
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0472 052026
28

Financial Statements
For the six-months ended March 31, 2026
Vanguard Total Treasury ETF

Contents
Financial Statements	1

Total Treasury ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (98.9%)
United States Treasury Note/Bond	4.500%	4/15/2027	302	304
United States Treasury Note/Bond	0.500%	4/30/2027	232	224
United States Treasury Note/Bond	2.750%	4/30/2027	325	322
United States Treasury Note/Bond	3.750%	4/30/2027	460	460
United States Treasury Note/Bond	2.375%	5/15/2027	255	251
United States Treasury Note/Bond	4.500%	5/15/2027	364	367
United States Treasury Note/Bond	0.500%	5/31/2027	186	179
United States Treasury Note/Bond	2.625%	5/31/2027	233	230
United States Treasury Note/Bond	3.875%	5/31/2027	408	408
United States Treasury Note/Bond	4.625%	6/15/2027	368	371
United States Treasury Note/Bond	0.500%	6/30/2027	233	224
United States Treasury Note/Bond	3.250%	6/30/2027	315	313
United States Treasury Note/Bond	3.750%	6/30/2027	444	444
United States Treasury Note/Bond	4.375%	7/15/2027	368	371
United States Treasury Note/Bond	0.375%	7/31/2027	277	265
United States Treasury Note/Bond	2.750%	7/31/2027	291	287
United States Treasury Note/Bond	3.875%	7/31/2027	425	425
United States Treasury Note/Bond	2.250%	8/15/2027	199	195
United States Treasury Note/Bond	3.750%	8/15/2027	337	337
United States Treasury Note/Bond	0.500%	8/31/2027	237	226
United States Treasury Note/Bond	3.125%	8/31/2027	210	208
United States Treasury Note/Bond	3.625%	8/31/2027	390	389
United States Treasury Note/Bond	3.375%	9/15/2027	376	374
United States Treasury Note/Bond	0.375%	9/30/2027	323	307
United States Treasury Note/Bond	3.500%	9/30/2027	276	275
United States Treasury Note/Bond	4.125%	9/30/2027	285	286
United States Treasury Note/Bond	3.875%	10/15/2027	380	380
United States Treasury Note/Bond	0.500%	10/31/2027	298	283
United States Treasury Note/Bond	3.500%	10/31/2027	297	295
United States Treasury Note/Bond	4.125%	10/31/2027	279	280
United States Treasury Note/Bond	2.250%	11/15/2027	210	205
United States Treasury Note/Bond	4.125%	11/15/2027	384	386
United States Treasury Note/Bond	0.625%	11/30/2027	334	317
United States Treasury Note/Bond	3.375%	11/30/2027	390	387
United States Treasury Note/Bond	3.875%	11/30/2027	249	249
United States Treasury Note/Bond	4.000%	12/15/2027	386	387
United States Treasury Note/Bond	0.625%	12/31/2027	329	311
United States Treasury Note/Bond	3.375%	12/31/2027	245	243
United States Treasury Note/Bond	3.875%	12/31/2027	289	289
United States Treasury Note/Bond	4.250%	1/15/2028	380	383
United States Treasury Note/Bond	0.750%	1/31/2028	367	347
United States Treasury Note/Bond	3.500%	1/31/2028	671	667
United States Treasury Note/Bond	2.750%	2/15/2028	271	266
United States Treasury Note/Bond	4.250%	2/15/2028	288	290
United States Treasury Note/Bond	1.125%	2/29/2028	384	365
United States Treasury Note/Bond	3.375%	2/29/2028	362	359
United States Treasury Note/Bond	4.000%	2/29/2028	206	207
United States Treasury Note/Bond	3.875%	3/15/2028	376	376
United States Treasury Note/Bond	1.250%	3/31/2028	374	356
United States Treasury Note/Bond	3.625%	3/31/2028	277	276
United States Treasury Note/Bond	3.875%	3/31/2028	409	410
United States Treasury Note/Bond	3.750%	4/15/2028	372	372
United States Treasury Note/Bond	1.250%	4/30/2028	389	369
United States Treasury Note/Bond	3.500%	4/30/2028	282	280
United States Treasury Note/Bond	2.875%	5/15/2028	386	379
United States Treasury Note/Bond	3.750%	5/15/2028	367	367
United States Treasury Note/Bond	1.250%	5/31/2028	388	367
United States Treasury Note/Bond	3.625%	5/31/2028	246	245
United States Treasury Note/Bond	3.875%	6/15/2028	375	376
United States Treasury Note/Bond	1.250%	6/30/2028	378	357
1

Total Treasury ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.000%	6/30/2028	270	271
United States Treasury Note/Bond	3.875%	7/15/2028	375	375
United States Treasury Note/Bond	1.000%	7/31/2028	384	360
United States Treasury Note/Bond	4.125%	7/31/2028	270	272
United States Treasury Note/Bond	2.875%	8/15/2028	388	380
United States Treasury Note/Bond	3.625%	8/15/2028	414	412
United States Treasury Note/Bond	1.125%	8/31/2028	380	357
United States Treasury Note/Bond	4.375%	8/31/2028	289	293
United States Treasury Note/Bond	3.375%	9/15/2028	255	252
United States Treasury Note/Bond	1.250%	9/30/2028	389	365
United States Treasury Note/Bond	4.625%	9/30/2028	301	307
United States Treasury Note/Bond	3.500%	10/15/2028	209	207
United States Treasury Note/Bond	1.375%	10/31/2028	377	354
United States Treasury Note/Bond	4.875%	10/31/2028	340	349
United States Treasury Note/Bond	3.125%	11/15/2028	306	301
United States Treasury Note/Bond	3.500%	11/15/2028	353	350
United States Treasury Note/Bond	1.500%	11/30/2028	384	362
United States Treasury Note/Bond	4.375%	11/30/2028	271	275
United States Treasury Note/Bond	3.500%	12/15/2028	166	165
United States Treasury Note/Bond	1.375%	12/31/2028	383	359
United States Treasury Note/Bond	3.750%	12/31/2028	386	385
United States Treasury Note/Bond	3.500%	1/15/2029	239	237
United States Treasury Note/Bond	1.750%	1/31/2029	340	321
United States Treasury Note/Bond	4.000%	1/31/2029	398	400
United States Treasury Note/Bond	2.625%	2/15/2029	272	263
United States Treasury Note/Bond	3.500%	2/15/2029	198	196
United States Treasury Note/Bond	1.875%	2/28/2029	341	323
United States Treasury Note/Bond	4.250%	2/28/2029	347	351
United States Treasury Note/Bond	3.500%	3/15/2029	212	210
United States Treasury Note/Bond	2.375%	3/31/2029	315	302
United States Treasury Note/Bond	4.125%	3/31/2029	427	431
United States Treasury Note/Bond	2.875%	4/30/2029	298	290
United States Treasury Note/Bond	4.625%	4/30/2029	468	479
United States Treasury Note/Bond	2.375%	5/15/2029	333	319
United States Treasury Note/Bond	2.750%	5/31/2029	285	276
United States Treasury Note/Bond	4.500%	5/31/2029	387	395
United States Treasury Note/Bond	3.250%	6/30/2029	284	279
United States Treasury Note/Bond	4.250%	6/30/2029	469	475
United States Treasury Note/Bond	2.625%	7/31/2029	247	238
United States Treasury Note/Bond	4.000%	7/31/2029	464	466
United States Treasury Note/Bond	1.625%	8/15/2029	211	196
United States Treasury Note/Bond	3.125%	8/31/2029	244	238
United States Treasury Note/Bond	3.625%	8/31/2029	341	338
United States Treasury Note/Bond	3.500%	9/30/2029	459	454
United States Treasury Note/Bond	3.875%	9/30/2029	231	231
United States Treasury Note/Bond	4.000%	10/31/2029	235	236
United States Treasury Note/Bond	4.125%	10/31/2029	460	464
United States Treasury Note/Bond	1.750%	11/15/2029	156	145
United States Treasury Note/Bond	3.875%	11/30/2029	235	235
United States Treasury Note/Bond	4.125%	11/30/2029	385	388
United States Treasury Note/Bond	3.875%	12/31/2029	236	236
United States Treasury Note/Bond	4.375%	12/31/2029	459	467
United States Treasury Note/Bond	3.500%	1/31/2030	234	231
United States Treasury Note/Bond	4.250%	1/31/2030	383	388
United States Treasury Note/Bond	1.500%	2/15/2030	254	232
United States Treasury Note/Bond	4.000%	2/28/2030	674	677
United States Treasury Note/Bond	3.625%	3/31/2030	231	229
United States Treasury Note/Bond	4.000%	3/31/2030	451	453
United States Treasury Note/Bond	3.500%	4/30/2030	233	229
United States Treasury Note/Bond	3.875%	4/30/2030	462	462
United States Treasury Note/Bond	0.625%	5/15/2030	383	335
United States Treasury Note/Bond	3.750%	5/31/2030	245	243
United States Treasury Note/Bond	4.000%	5/31/2030	356	357
United States Treasury Note/Bond	3.750%	6/30/2030	245	243
United States Treasury Note/Bond	3.875%	6/30/2030	470	469
United States Treasury Note/Bond	3.875%	7/31/2030	475	474
United States Treasury Note/Bond	4.000%	7/31/2030	244	245
United States Treasury Note/Bond	0.625%	8/15/2030	527	458
United States Treasury Note/Bond	3.625%	8/31/2030	390	385
United States Treasury Note/Bond	4.125%	8/31/2030	249	251
2

Total Treasury ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.625%	9/30/2030	288	284
United States Treasury Note/Bond	4.625%	9/30/2030	233	240
United States Treasury Note/Bond	3.625%	10/31/2030	302	298
United States Treasury Note/Bond	4.875%	10/31/2030	253	263
United States Treasury Note/Bond	0.875%	11/15/2030	574	500
United States Treasury Note/Bond	3.500%	11/30/2030	366	359
United States Treasury Note/Bond	4.375%	11/30/2030	271	276
United States Treasury Note/Bond	3.625%	12/31/2030	336	331
United States Treasury Note/Bond	3.750%	12/31/2030	295	292
United States Treasury Note/Bond	3.750%	1/31/2031	412	409
United States Treasury Note/Bond	4.000%	1/31/2031	294	295
United States Treasury Note/Bond	1.125%	2/15/2031	566	496
United States Treasury Note/Bond	3.500%	2/28/2031	341	334
United States Treasury Note/Bond	4.250%	2/28/2031	245	248
United States Treasury Note/Bond	3.875%	3/31/2031	252	251
United States Treasury Note/Bond	4.125%	3/31/2031	294	296
United States Treasury Note/Bond	4.625%	4/30/2031	302	311
United States Treasury Note/Bond	1.625%	5/15/2031	620	553
United States Treasury Note/Bond	4.625%	5/31/2031	262	270
United States Treasury Note/Bond	4.250%	6/30/2031	309	313
United States Treasury Note/Bond	4.125%	7/31/2031	310	312
United States Treasury Note/Bond	1.250%	8/15/2031	703	610
United States Treasury Note/Bond	3.750%	8/31/2031	308	304
United States Treasury Note/Bond	3.625%	9/30/2031	307	301
United States Treasury Note/Bond	4.125%	10/31/2031	307	309
United States Treasury Note/Bond	1.375%	11/15/2031	700	607
United States Treasury Note/Bond	4.125%	11/30/2031	307	309
United States Treasury Note/Bond	4.500%	12/31/2031	307	314
United States Treasury Note/Bond	4.375%	1/31/2032	264	268
United States Treasury Note/Bond	1.875%	2/15/2032	613	544
United States Treasury Note/Bond	4.125%	2/29/2032	265	266
United States Treasury Note/Bond	4.125%	3/31/2032	263	264
United States Treasury Note/Bond	4.000%	4/30/2032	289	288
United States Treasury Note/Bond	2.875%	5/15/2032	613	573
United States Treasury Note/Bond	4.125%	5/31/2032	271	272
United States Treasury Note/Bond	4.000%	6/30/2032	266	265
United States Treasury Note/Bond	4.000%	7/31/2032	272	271
United States Treasury Note/Bond	2.750%	8/15/2032	552	511
United States Treasury Note/Bond	3.875%	8/31/2032	158	156
United States Treasury Note/Bond	3.875%	9/30/2032	172	170
United States Treasury Note/Bond	3.750%	10/31/2032	201	197
United States Treasury Note/Bond	4.125%	11/15/2032	609	609
United States Treasury Note/Bond	3.750%	11/30/2032	250	245
United States Treasury Note/Bond	3.875%	12/31/2032	200	197
United States Treasury Note/Bond	4.000%	1/31/2033	259	257
United States Treasury Note/Bond	3.500%	2/15/2033	602	579
United States Treasury Note/Bond	3.750%	2/28/2033	219	214
United States Treasury Note/Bond	4.250%	3/31/2033	176	177
United States Treasury Note/Bond	3.375%	5/15/2033	605	576
United States Treasury Note/Bond	3.875%	8/15/2033	675	663
United States Treasury Note/Bond	4.500%	11/15/2033	698	712
United States Treasury Note/Bond	4.000%	2/15/2034	742	732
United States Treasury Note/Bond	4.375%	5/15/2034	747	755
United States Treasury Note/Bond	3.875%	8/15/2034	744	725
United States Treasury Note/Bond	4.250%	11/15/2034	778	778
United States Treasury Note/Bond	4.625%	2/15/2035	734	753
United States Treasury Note/Bond	4.250%	5/15/2035	721	719
United States Treasury Note/Bond	4.250%	8/15/2035	806	803
United States Treasury Note/Bond	4.000%	11/15/2035	721	703
United States Treasury Note/Bond	4.125%	2/15/2036	494	486
United States Treasury Note/Bond	4.250%	5/15/2039	27	26
United States Treasury Note/Bond	4.500%	8/15/2039	86	85
United States Treasury Note/Bond	4.375%	11/15/2039	88	86
United States Treasury Note/Bond	4.625%	2/15/2040	84	84
United States Treasury Note/Bond	1.125%	5/15/2040	214	135
United States Treasury Note/Bond	4.375%	5/15/2040	78	76
United States Treasury Note/Bond	1.125%	8/15/2040	244	152
United States Treasury Note/Bond	3.875%	8/15/2040	65	60
United States Treasury Note/Bond	1.375%	11/15/2040	321	207
United States Treasury Note/Bond	4.250%	11/15/2040	90	86
3

Total Treasury ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.875%	2/15/2041	379	263
United States Treasury Note/Bond	4.750%	2/15/2041	19	19
United States Treasury Note/Bond	2.250%	5/15/2041	306	223
United States Treasury Note/Bond	4.375%	5/15/2041	73	70
United States Treasury Note/Bond	1.750%	8/15/2041	407	272
United States Treasury Note/Bond	3.750%	8/15/2041	80	71
United States Treasury Note/Bond	2.000%	11/15/2041	368	254
United States Treasury Note/Bond	3.125%	11/15/2041	79	65
United States Treasury Note/Bond	2.375%	2/15/2042	294	214
United States Treasury Note/Bond	3.125%	2/15/2042	78	64
United States Treasury Note/Bond	3.000%	5/15/2042	61	49
United States Treasury Note/Bond	3.250%	5/15/2042	249	205
United States Treasury Note/Bond	2.750%	8/15/2042	86	66
United States Treasury Note/Bond	3.375%	8/15/2042	257	215
United States Treasury Note/Bond	2.750%	11/15/2042	63	48
United States Treasury Note/Bond	4.000%	11/15/2042	265	240
United States Treasury Note/Bond	3.125%	2/15/2043	118	94
United States Treasury Note/Bond	3.875%	2/15/2043	245	218
United States Treasury Note/Bond	2.875%	5/15/2043	191	147
United States Treasury Note/Bond	3.875%	5/15/2043	243	215
United States Treasury Note/Bond	3.625%	8/15/2043	124	106
United States Treasury Note/Bond	4.375%	8/15/2043	267	252
United States Treasury Note/Bond	3.750%	11/15/2043	163	141
United States Treasury Note/Bond	4.750%	11/15/2043	268	265
United States Treasury Note/Bond	3.625%	2/15/2044	174	148
United States Treasury Note/Bond	4.500%	2/15/2044	267	255
United States Treasury Note/Bond	3.375%	5/15/2044	140	114
United States Treasury Note/Bond	4.625%	5/15/2044	270	262
United States Treasury Note/Bond	3.125%	8/15/2044	161	126
United States Treasury Note/Bond	4.125%	8/15/2044	291	264
United States Treasury Note/Bond	3.000%	11/15/2044	154	118
United States Treasury Note/Bond	4.625%	11/15/2044	267	258
United States Treasury Note/Bond	2.500%	2/15/2045	196	137
United States Treasury Note/Bond	4.750%	2/15/2045	270	265
United States Treasury Note/Bond	3.000%	5/15/2045	59	45
United States Treasury Note/Bond	5.000%	5/15/2045	257	260
United States Treasury Note/Bond	2.875%	8/15/2045	94	70
United States Treasury Note/Bond	4.875%	8/15/2045	255	254
United States Treasury Note/Bond	3.000%	11/15/2045	54	41
United States Treasury Note/Bond	4.625%	11/15/2045	252	243
United States Treasury Note/Bond	2.500%	2/15/2046	126	87
United States Treasury Note/Bond	4.625%	2/15/2046	139	134
United States Treasury Note/Bond	2.500%	5/15/2046	127	87
United States Treasury Note/Bond	2.250%	8/15/2046	166	108
United States Treasury Note/Bond	2.875%	11/15/2046	56	41
United States Treasury Note/Bond	3.000%	2/15/2047	133	99
United States Treasury Note/Bond	3.000%	5/15/2047	119	88
United States Treasury Note/Bond	2.750%	8/15/2047	176	124
United States Treasury Note/Bond	2.750%	11/15/2047	170	120
United States Treasury Note/Bond	3.000%	2/15/2048	221	163
United States Treasury Note/Bond	3.125%	5/15/2048	238	179
United States Treasury Note/Bond	3.000%	8/15/2048	265	194
United States Treasury Note/Bond	3.375%	11/15/2048	191	150
United States Treasury Note/Bond	3.000%	2/15/2049	312	228
United States Treasury Note/Bond	2.875%	5/15/2049	277	197
United States Treasury Note/Bond	2.250%	8/15/2049	284	177
United States Treasury Note/Bond	2.375%	11/15/2049	262	167
United States Treasury Note/Bond	2.000%	2/15/2050	321	187
United States Treasury Note/Bond	1.250%	5/15/2050	319	151
United States Treasury Note/Bond	1.375%	8/15/2050	362	177
United States Treasury Note/Bond	1.625%	11/15/2050	378	197
United States Treasury Note/Bond	1.875%	2/15/2051	418	232
United States Treasury Note/Bond	2.375%	5/15/2051	447	280
United States Treasury Note/Bond	2.000%	8/15/2051	414	236
United States Treasury Note/Bond	1.875%	11/15/2051	423	232
United States Treasury Note/Bond	2.250%	2/15/2052	374	225
United States Treasury Note/Bond	2.875%	5/15/2052	355	246
United States Treasury Note/Bond	3.000%	8/15/2052	342	243
United States Treasury Note/Bond	4.000%	11/15/2052	345	297
United States Treasury Note/Bond	3.625%	2/15/2053	339	272
4

Total Treasury ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.625%	5/15/2053	344	276
	United States Treasury Note/Bond	4.125%	8/15/2053	394	346
	United States Treasury Note/Bond	4.750%	11/15/2053	390	379
	United States Treasury Note/Bond	4.250%	2/15/2054	426	382
	United States Treasury Note/Bond	4.625%	5/15/2054	428	408
	United States Treasury Note/Bond	4.250%	8/15/2054	429	384
	United States Treasury Note/Bond	4.500%	11/15/2054	414	387
	United States Treasury Note/Bond	4.625%	2/15/2055	426	406
	United States Treasury Note/Bond	4.750%	5/15/2055	416	405
	United States Treasury Note/Bond	4.750%	8/15/2055	378	368
	United States Treasury Note/Bond	4.625%	11/15/2055	414	396
	United States Treasury Note/Bond	4.750%	2/15/2056	224	218
Total U.S. Government and Agency Obligations (Cost $84,979)					84,178
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund (Cost $200)	3.687%		2,000	200
Total Investments (99.1%) (Cost $85,179)					84,378
Other Assets and Liabilities—Net (0.9%)					775
Net Assets (100%)					85,153
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Treasury ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $84,979)	84,178
Affiliated Issuers (Cost $200)	200
Total Investments in Securities	84,378
Investment in Vanguard	2
Receivables for Investment Securities Sold	1,501
Receivables for Accrued Income	703
Total Assets	86,584
Liabilities
Payables for Investment Securities Purchased	1,430
Payables to Vanguard	1
Total Liabilities	1,431
Net Assets	85,153
At March 31, 2026, net assets consisted of:

Paid-in Capital	85,703
Total Distributable Earnings (Loss)	(550)
Net Assets	85,153
Net Assets
Applicable to 1,125,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	85,153
Net Asset Value Per Share	$75.69
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Treasury ETF
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	1,189
Total Income	1,189
Expenses
The Vanguard Group—Note C
Management and Administrative	9
Custodian Fees	7
Shareholders’ Reports	3
Trustees’ Fees and Expenses	—
Professional Services	7
Total Expenses	26
Expense Reduction—Note C	(17)
Net Expenses	9
Net Investment Income	1,180
Realized Net Gain (Loss) on Investment Securities Sold[1]	(24)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(974)
Net Increase (Decrease) in Net Assets Resulting from Operations	182
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Treasury ETF
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	July 7, 2025[1] to September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,180	123
Realized Net Gain (Loss)	(24)	3
Change in Unrealized Appreciation (Depreciation)	(974)	173
Net Increase (Decrease) in Net Assets Resulting from Operations	182	299
Distributions
Total Distributions	(970)	(61)
Capital Share Transactions
Issued	64,940	20,763
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	64,940	20,763
Total Increase (Decrease)	64,152	21,001
Net Assets
Beginning of Period	21,001	—
End of Period	85,153	21,001
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total Treasury ETF
Financial Highlights
	Six Months Ended March 31, 2026	July 7, 2025[1] to September 30, 2025
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$76.37	$75.00
Investment Operations
Net Investment Income[2]	1.484	.713
Net Realized and Unrealized Gain (Loss) on Investments	(.821)	1.037
Total from Investment Operations	.663	1.750
Distributions
Dividends from Net Investment Income	(1.343)	(.380)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.343)	(.380)
Net Asset Value, End of Period	$75.69	$76.37
Total Return	0.87%	2.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$85	$21
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%[4,5]
Ratio of Net Investment Income to Average Net Assets	3.90%	4.03%[4]
Portfolio Turnover Rate[6]	12%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.06% of the fund’s average net assets) to maintain a total expense ratio of 0.03%. The fund will not be required to reimburse Vanguard for these amounts.
4	Annualized.
5	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.32% of the fund’s average net assets) to maintain a total expense ratio of 0.03%. The fund will not be required to reimburse Vanguard for these amounts.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Total Treasury ETF
Notes to Financial Statements
Vanguard Total Treasury ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily assume certain expenses to maintain a total annual expense ratio of 0.03%. For the period ended March 31, 2026, the fund’s expenses were reduced by $17,000 (an effective annual rate of 0.06% of the fund’s average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Total Treasury ETF
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	84,178	—	84,178
Temporary Cash Investments	200	—	—	200
Total	200	84,178	—	84,378

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	85,179
Gross Unrealized Appreciation	35
Gross Unrealized Depreciation	(836)
Net Unrealized Appreciation (Depreciation)	(801)
F.  During the six months ended March 31, 2026, the fund purchased $7,338,000 of investment securities and sold $7,207,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $64,152,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	July 7, 2025[1] to September 30, 2025
	Shares (000)	Shares (000)
Issued	850	275
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	850	275
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0482 052026
11

Financial Statements
For the six-months ended March 31, 2026
Vanguard Total Inflation-Protected Securities ETF

Contents
Financial Statements	1

Total Inflation-Protected Securities ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Inflation Indexed Bonds	0.125%	4/15/2027	3,311	3,292
United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	2,909	2,908
United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	3,305	3,355
United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	2,994	2,971
United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	1,222	1,239
United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	3,265	3,277
United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	1,267	1,332
United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	2,590	2,582
United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	3,365	3,484
United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	2,246	2,230
United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	1,139	1,182
United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	3,415	3,506
United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	1,418	1,530
United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	2,643	2,571
United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	3,576	3,633
United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	2,983	2,855
United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	3,710	3,747
United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	3,265	3,108
United States Treasury Inflation Indexed Bonds	1.125%	10/15/2030	3,786	3,753
United States Treasury Inflation Indexed Bonds	0.125%	1/15/2031	3,384	3,182
United States Treasury Inflation Indexed Bonds	0.125%	7/15/2031	3,451	3,224
United States Treasury Inflation Indexed Bonds	0.125%	1/15/2032	3,759	3,460
United States Treasury Inflation Indexed Bonds	3.375%	4/15/2032	530	584
United States Treasury Inflation Indexed Bonds	0.625%	7/15/2032	3,881	3,661
United States Treasury Inflation Indexed Bonds	1.125%	1/15/2033	3,842	3,702
United States Treasury Inflation Indexed Bonds	1.375%	7/15/2033	3,756	3,674
United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	3,981	3,965
United States Treasury Inflation Indexed Bonds	1.875%	7/15/2034	4,137	4,158
United States Treasury Inflation Indexed Bonds	2.125%	1/15/2035	4,350	4,423
United States Treasury Inflation Indexed Bonds	1.875%	7/15/2035	4,513	4,495
United States Treasury Inflation Indexed Bonds	1.875%	1/15/2036	3,027	2,991
United States Treasury Inflation Indexed Bonds	2.125%	2/15/2040	671	657
United States Treasury Inflation Indexed Bonds	2.125%	2/15/2041	1,017	983
United States Treasury Inflation Indexed Bonds	0.750%	2/15/2042	1,567	1,206
United States Treasury Inflation Indexed Bonds	0.625%	2/15/2043	1,287	948
United States Treasury Inflation Indexed Bonds	1.375%	2/15/2044	1,746	1,441
United States Treasury Inflation Indexed Bonds	0.750%	2/15/2045	1,931	1,385
United States Treasury Inflation Indexed Bonds	1.000%	2/15/2046	998	739
United States Treasury Inflation Indexed Bonds	0.875%	2/15/2047	1,203	853
United States Treasury Inflation Indexed Bonds	1.000%	2/15/2048	884	634
United States Treasury Inflation Indexed Bonds	1.000%	2/15/2049	786	556
United States Treasury Inflation Indexed Bonds	0.250%	2/15/2050	1,233	698
United States Treasury Inflation Indexed Bonds	0.125%	2/15/2051	1,238	657
United States Treasury Inflation Indexed Bonds	0.125%	2/15/2052	1,464	759
United States Treasury Inflation Indexed Bonds	1.500%	2/15/2053	1,325	1,016
United States Treasury Inflation Indexed Bonds	2.125%	2/15/2054	1,353	1,192
United States Treasury Inflation Indexed Bonds	2.375%	2/15/2055	1,319	1,225
United States Treasury Inflation Indexed Bonds	2.375%	2/15/2056	692	643
Total U.S. Government and Agency Obligations (Cost $110,259)				109,666
1

Total Inflation-Protected Securities ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $47)	3.687%	469	47
Total Investments (99.6%) (Cost $110,306)				109,713
Other Assets and Liabilities—Net (0.4%)				483
Net Assets (100%)				110,196
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total Inflation-Protected Securities ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $110,259)	109,666
Affiliated Issuers (Cost $47)	47
Total Investments in Securities	109,713
Investment in Vanguard	2
Receivables for Investment Securities Sold	1,480
Receivables for Accrued Income	408
Total Assets	111,603
Liabilities
Payables for Investment Securities Purchased	1,405
Payables to Vanguard	2
Total Liabilities	1,407
Net Assets	110,196
At March 31, 2026, net assets consisted of:

Paid-in Capital	110,490
Total Distributable Earnings (Loss)	(294)
Net Assets	110,196
Net Assets
Applicable to 1,450,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	110,196
Net Asset Value Per Share	$76.00
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Inflation-Protected Securities ETF
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	951
Total Income	951
Expenses
The Vanguard Group—Note C
Management and Administrative	6
Custodian Fees	1
Shareholders’ Reports	3
Trustees’ Fees and Expenses	—
Professional Services	8
Total Expenses	18
Net Investment Income	933
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(48)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(777)
Net Increase (Decrease) in Net Assets Resulting from Operations	108
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Inflation-Protected Securities ETF
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	July 7, 2025[1] to September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	933	152
Realized Net Gain (Loss)	(48)	(1)
Change in Unrealized Appreciation (Depreciation)	(777)	184
Net Increase (Decrease) in Net Assets Resulting from Operations	108	335
Distributions
Total Distributions	(737)	—
Capital Share Transactions
Issued	87,737	24,641
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,888)	—
Net Increase (Decrease) from Capital Share Transactions	85,849	24,641
Total Increase (Decrease)	85,220	24,976
Net Assets
Beginning of Period	24,976	—
End of Period	110,196	24,976
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Inflation-Protected Securities ETF
Financial Highlights
	Six Months Ended March 31, 2026	July 7, 2025[1] to September 30, 2025
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$76.85	$75.00
Investment Operations
Net Investment Income[2]	1.008	.774
Net Realized and Unrealized Gain (Loss) on Investments	(.679)	1.076
Total from Investment Operations	.329	1.850
Distributions
Dividends from Net Investment Income	(1.179)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.179)	—
Net Asset Value, End of Period	$76.00	$76.85
Total Return	0.43%	2.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110	$25
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3,4]
Ratio of Net Investment Income to Average Net Assets	2.65%	4.35%[3]
Portfolio Turnover Rate[5]	11%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.22% of the fund’s average net assets) to maintain a total expense ratio of 0.05%. The fund will not be required to reimburse Vanguard for these amounts.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Inflation-Protected Securities ETF
Notes to Financial Statements
Vanguard Total Inflation-Protected Securities ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
7

Total Inflation-Protected Securities ETF
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	109,666	—	109,666
Temporary Cash Investments	47	—	—	47
Total	47	109,666	—	109,713

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	110,306
Gross Unrealized Appreciation	197
Gross Unrealized Depreciation	(790)
Net Unrealized Appreciation (Depreciation)	(593)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $1,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2026, the fund purchased $8,481,000 of investment securities and sold $7,959,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $86,607,000 and $1,878,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	July 7, 2025[1] to September 30, 2025
	Shares (000)	Shares (000)
Issued	1,150	325
Issued in Lieu of Cash Distributions	—	—
Redeemed	(25)	—
Net Increase (Decrease) in Shares Outstanding	1,125	325
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
8

Total Inflation-Protected Securities ETF
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0492 052026
9

Financial Statements
For the six-months ended March 31, 2026
Vanguard Government Securities Active ETF

Contents
Financial Statements	1

Government Securities Active ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (74.6%)
U.S. Government Securities (59.1%)
	United States Treasury Note/Bond	4.375%	7/15/2027	480	483
	United States Treasury Note/Bond	3.875%	7/31/2027	180	180
	United States Treasury Note/Bond	3.875%	12/31/2027	730	731
	United States Treasury Note/Bond	3.500%	10/15/2028	1,503	1,491
	United States Treasury Note/Bond	4.625%	4/30/2029	633	647
	United States Treasury Note/Bond	4.250%	6/30/2029	85	86
	United States Treasury Note/Bond	3.125%	8/31/2029	760	742
	United States Treasury Note/Bond	3.625%	8/31/2029	250	248
	United States Treasury Note/Bond	3.875%	9/30/2029	260	260
	United States Treasury Note/Bond	4.125%	10/31/2029	250	252
	United States Treasury Note/Bond	3.500%	1/31/2030	210	207
	United States Treasury Note/Bond	4.250%	1/31/2030	475	481
	United States Treasury Note/Bond	4.000%	3/31/2030	870	873
	United States Treasury Note/Bond	3.500%	4/30/2030	390	384
	United States Treasury Note/Bond	4.000%	5/31/2030	198	199
	United States Treasury Note/Bond	3.875%	6/30/2030	1,120	1,118
	United States Treasury Note/Bond	3.875%	7/31/2030	487	486
	United States Treasury Note/Bond	4.000%	7/31/2030	265	266
	United States Treasury Note/Bond	4.125%	8/31/2030	940	947
	United States Treasury Note/Bond	3.625%	9/30/2030	189	187
	United States Treasury Note/Bond	3.625%	10/31/2030	244	241
	United States Treasury Note/Bond	4.375%	11/30/2030	160	163
	United States Treasury Note/Bond	4.000%	1/31/2031	130	130
	United States Treasury Note/Bond	1.625%	5/15/2031	175	156
[1]	United States Treasury Note/Bond	4.625%	5/31/2031	712	733
	United States Treasury Note/Bond	4.250%	6/30/2031	95	96
	United States Treasury Note/Bond	4.125%	7/31/2031	210	211
	United States Treasury Note/Bond	1.250%	8/15/2031	345	299
	United States Treasury Note/Bond	3.750%	8/31/2031	154	152
	United States Treasury Note/Bond	3.625%	9/30/2031	49	48
	United States Treasury Note/Bond	1.375%	11/15/2031	546	474
	United States Treasury Note/Bond	4.125%	2/29/2032	71	71
[2]	United States Treasury Note/Bond	4.000%	4/30/2032	1,193	1,189
	United States Treasury Note/Bond	2.875%	5/15/2032	44	41
	United States Treasury Note/Bond	4.125%	5/31/2032	24	24
	United States Treasury Note/Bond	4.000%	6/30/2032	119	119
	United States Treasury Note/Bond	4.000%	7/31/2032	176	175
	United States Treasury Note/Bond	3.875%	9/30/2032	83	82
	United States Treasury Note/Bond	3.750%	10/31/2032	450	441
	United States Treasury Note/Bond	4.125%	11/15/2032	101	101
	United States Treasury Note/Bond	3.750%	11/30/2032	310	303
	United States Treasury Note/Bond	3.500%	2/15/2033	170	164
	United States Treasury Note/Bond	3.375%	5/15/2033	79	75
	United States Treasury Note/Bond	3.875%	8/15/2033	411	403
	United States Treasury Note/Bond	4.500%	11/15/2033	108	110
	United States Treasury Note/Bond	4.000%	2/15/2034	314	310
	United States Treasury Note/Bond	4.375%	5/15/2034	379	383
	United States Treasury Note/Bond	3.875%	8/15/2034	200	195
	United States Treasury Note/Bond	4.250%	11/15/2034	341	341
	United States Treasury Note/Bond	4.625%	2/15/2035	60	62
	United States Treasury Note/Bond	4.250%	5/15/2035	240	239
	United States Treasury Note/Bond	4.250%	8/15/2035	250	249
	United States Treasury Note/Bond	4.250%	5/15/2039	97	94
	United States Treasury Note/Bond	4.375%	11/15/2039	203	198
	United States Treasury Note/Bond	4.625%	2/15/2040	170	170
	United States Treasury Note/Bond	1.125%	5/15/2040	390	246
	United States Treasury Note/Bond	1.125%	8/15/2040	95	59
	United States Treasury Note/Bond	3.875%	8/15/2040	21	19
	United States Treasury Note/Bond	1.375%	11/15/2040	134	86
	United States Treasury Note/Bond	1.875%	2/15/2041	195	135
1

Government Securities Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.375%	5/15/2041	34	33
	United States Treasury Note/Bond	1.750%	8/15/2041	357	239
	United States Treasury Note/Bond	2.000%	11/15/2041	4	3
	United States Treasury Note/Bond	2.375%	2/15/2042	295	215
	United States Treasury Note/Bond	3.250%	5/15/2042	50	41
	United States Treasury Note/Bond	3.375%	8/15/2042	50	42
	United States Treasury Note/Bond	4.000%	11/15/2042	35	32
	United States Treasury Note/Bond	3.875%	2/15/2043	185	164
	United States Treasury Note/Bond	2.875%	5/15/2043	33	26
	United States Treasury Note/Bond	3.875%	5/15/2043	40	36
	United States Treasury Note/Bond	4.375%	8/15/2043	47	44
	United States Treasury Note/Bond	4.750%	11/15/2043	3	3
	United States Treasury Note/Bond	4.500%	2/15/2044	372	356
	United States Treasury Note/Bond	3.375%	5/15/2044	110	90
	United States Treasury Note/Bond	4.625%	5/15/2044	54	53
	United States Treasury Note/Bond	4.125%	8/15/2044	47	43
	United States Treasury Note/Bond	3.000%	11/15/2044	25	19
	United States Treasury Note/Bond	4.625%	11/15/2044	368	357
	United States Treasury Note/Bond	2.500%	2/15/2045	72	50
	United States Treasury Note/Bond	4.750%	2/15/2045	295	290
	United States Treasury Note/Bond	5.000%	5/15/2045	142	144
	United States Treasury Note/Bond	2.875%	8/15/2045	12	9
	United States Treasury Note/Bond	4.875%	8/15/2045	293	292
	United States Treasury Note/Bond	4.625%	11/15/2045	295	285
	United States Treasury Note/Bond	2.750%	8/15/2047	36	25
	United States Treasury Note/Bond	2.750%	11/15/2047	276	194
	United States Treasury Note/Bond	3.000%	2/15/2048	55	41
	United States Treasury Note/Bond	3.125%	5/15/2048	58	43
	United States Treasury Note/Bond	3.000%	8/15/2048	63	46
	United States Treasury Note/Bond	3.375%	11/15/2048	116	91
	United States Treasury Note/Bond	3.000%	2/15/2049	66	48
	United States Treasury Note/Bond	2.875%	5/15/2049	65	46
	United States Treasury Note/Bond	2.250%	8/15/2049	63	39
	United States Treasury Note/Bond	2.375%	11/15/2049	394	251
	United States Treasury Note/Bond	2.000%	2/15/2050	240	140
	United States Treasury Note/Bond	1.375%	8/15/2050	40	20
	United States Treasury Note/Bond	1.625%	11/15/2050	182	95
	United States Treasury Note/Bond	1.875%	2/15/2051	673	374
	United States Treasury Note/Bond	2.375%	5/15/2051	499	312
	United States Treasury Note/Bond	2.000%	8/15/2051	321	183
	United States Treasury Note/Bond	1.875%	11/15/2051	223	123
	United States Treasury Note/Bond	2.250%	2/15/2052	71	43
	United States Treasury Note/Bond	2.875%	5/15/2052	66	46
[2]	United States Treasury Note/Bond	3.000%	8/15/2052	76	54
	United States Treasury Note/Bond	4.000%	11/15/2052	195	168
	United States Treasury Note/Bond	3.625%	2/15/2053	56	45
	United States Treasury Note/Bond	3.625%	5/15/2053	63	51
	United States Treasury Note/Bond	4.125%	8/15/2053	217	190
	United States Treasury Note/Bond	4.750%	11/15/2053	83	81
	United States Treasury Note/Bond	4.250%	2/15/2054	462	414
	United States Treasury Note/Bond	4.625%	5/15/2054	57	54
	United States Treasury Note/Bond	4.250%	8/15/2054	178	159
	United States Treasury Note/Bond	4.500%	11/15/2054	479	447
	United States Treasury Note/Bond	4.625%	2/15/2055	383	365
	United States Treasury Note/Bond	4.750%	5/15/2055	267	260
	United States Treasury Note/Bond	4.750%	8/15/2055	173	168
	United States Treasury Note/Bond	4.750%	2/15/2056	54	53
					26,590
Conventional Mortgage-Backed Securities (7.1%)
[3,4]	Fannie Mae Pool	1.080%	12/1/2027	19	18
[3,4]	Fannie Mae Pool	1.230%	12/1/2027	10	10
[3,4]	Fannie Mae Pool	1.330%	10/1/2028	20	19
[3,4]	Fannie Mae Pool	1.382%	12/1/2030	18	16
[3,4]	Fannie Mae Pool	1.385%	10/1/2028	20	19
[3,4]	Fannie Mae Pool	1.400%	10/1/2028	30	28
[3,4]	Fannie Mae Pool	1.455%	10/1/2028	10	9
[3,4]	Fannie Mae Pool	1.470%	10/1/2028	20	19
[3,4]	Fannie Mae Pool	1.530%	4/1/2028	30	28
[3,4]	Fannie Mae Pool	1.540%	5/1/2028	10	9
2

Government Securities Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae Pool	1.700%	9/1/2028	9	9
[3,4]	Fannie Mae Pool	1.740%	2/1/2029	10	9
[3,4]	Fannie Mae Pool	2.380%	9/1/2028	44	42
[3,4]	Fannie Mae Pool	2.420%	8/1/2028	17	16
[3,4]	Fannie Mae Pool	2.470%	11/1/2028	112	108
[3,4]	Fannie Mae Pool	2.540%	11/1/2028	200	192
[3,4]	Fannie Mae Pool	2.550%	9/1/2028	18	17
[3,4]	Fannie Mae Pool	2.620%	4/1/2050	9	7
[3,4]	Fannie Mae Pool	2.820%	7/1/2027	28	28
[3,4]	Fannie Mae Pool	2.890%	1/1/2028	17	16
[3,4]	Fannie Mae Pool	2.910%	12/1/2027	259	254
[3,4]	Fannie Mae Pool	2.930%	10/1/2027	30	30
[3,4]	Fannie Mae Pool	2.965%	1/1/2028	10	10
[3,4]	Fannie Mae Pool	2.980%	1/1/2028	27	27
[3,4]	Fannie Mae Pool	3.020%	3/1/2028	100	98
[3,4]	Fannie Mae Pool	3.030%	12/1/2027	189	186
[3,4]	Fannie Mae Pool	3.040%	7/1/2027	50	49
[3,4]	Fannie Mae Pool	3.060%	8/1/2027	8	8
[3,4]	Fannie Mae Pool	3.120%	10/1/2027	163	161
[3,4]	Fannie Mae Pool	3.150%	11/1/2027	28	28
[3,4]	Fannie Mae Pool	3.170%	2/1/2028	171	169
[3,4]	Fannie Mae Pool	3.180%	1/1/2028	245	241
[3,4]	Fannie Mae Pool	3.220%	4/1/2028	18	18
[3,4]	Fannie Mae Pool	3.230%	7/1/2027	9	9
[3,4]	Fannie Mae Pool	3.440%	5/1/2028	485	479
[3,4]	Fannie Mae Pool	3.470%	3/1/2029	29	28
[3,4]	Fannie Mae Pool	3.485%	4/1/2028	95	94
[3,4]	Fannie Mae Pool	3.788%	7/1/2028	67	66
[3,4]	Fannie Mae Pool	3.800%	1/1/2029	70	69
[3,4]	Fannie Mae Pool	4.390%	7/1/2028	10	10
[3,4]	Fannie Mae Pool	4.430%	12/1/2030	10	10
[3,4]	Fannie Mae Pool	4.490%	3/1/2031	30	30
[3,4]	Fannie Mae Pool	4.650%	2/1/2029	50	51
[3,4]	Fannie Mae Pool	4.740%	7/1/2030	20	20
[3,4]	Freddie Mac Gold Pool	2.060%	10/1/2026	18	18
[3,4]	Freddie Mac Gold Pool	2.120%	10/1/2026	18	18
[3,4]	Freddie Mac Gold Pool	4.550%	11/1/2029	30	30
[3,4]	Freddie Mac Gold Pool	4.650%	1/1/2030	40	40
[3,4]	Freddie Mac Gold Pool	4.850%	12/1/2029	20	20
[3,4]	UMBS Pool	2.500%	2/1/2035–4/1/2036	184	179
[3,4]	UMBS Pool	5.000%	10/1/2035	122	123
					3,192
Nonconventional Mortgage-Backed Securities (8.4%)
[3,4]	Fannie Mae Pool	4.523%	9/1/2055	49	49
[3,4]	Fannie Mae Pool	4.552%	10/1/2055	49	49
[3,4]	Fannie Mae Pool	4.862%	12/1/2055	49	49
[3,4]	Fannie Mae Pool	5.051%	12/1/2055	48	49
[3,4]	Fannie Mae Pool	5.080%	9/1/2055	23	23
[3,4]	Fannie Mae Pool	5.396%	9/1/2055	27	28
[3,4]	Fannie Mae Pool	5.693%	9/1/2055	37	38
[3,4]	Fannie Mae REMICS	1.500%	1/25/2051	112	89
[3,4]	Fannie Mae REMICS	1.750%	5/25/2041	101	92
[3,4]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2048	262	230
[3,4]	Fannie Mae REMICS	3.000%	6/25/2033–11/25/2049	335	292
[3,4]	Fannie Mae REMICS	3.200%	2/25/2049	113	109
[3,4]	Fannie Mae REMICS	3.500%	5/25/2047	112	108
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.644%	1/1/2056	50	50
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.027%	9/1/2055	47	47
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	50	50
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.324%	9/1/2055	44	44
[3,4]	Freddie Mac REMICS	2.000%	7/25/2050	202	178
[3,4]	Freddie Mac REMICS	2.500%	10/25/2047–12/25/2048	402	367
[3,4]	Freddie Mac REMICS	3.000%	12/25/2049	160	132
[3,4]	Freddie Mac REMICS	6.000%	10/25/2053	290	297
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	11/20/2055	179	178
[3]	Ginnie Mae REMICS	1.375%	8/20/2050	53	42
3

Government Securities Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ginnie Mae REMICS	2.500%	10/20/2043	136	120
[3]	Ginnie Mae REMICS	4.000%	8/20/2041–11/20/2055	1,143	1,108
					3,818
Total U.S. Government and Agency Obligations (Cost $33,909)					33,600
Asset-Backed/Commercial Mortgage-Backed Securities (24.2%)
[3,4]	Fannie Mae-Aces Series 2012-M14	2.877%	9/25/2027	32	32
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/2027	33	33
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	110	108
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	61	60
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	367	354
[3,4]	Fannie Mae-Aces Series 2017-M12	3.073%	6/25/2027	240	238
[3,4]	Fannie Mae-Aces Series 2017-M13	2.935%	9/25/2027	330	325
[3,4]	Fannie Mae-Aces Series 2017-M14	2.785%	11/25/2027	20	20
[3,4]	Fannie Mae-Aces Series 2017-M15	2.966%	9/25/2027	237	234
[3,4]	Fannie Mae-Aces Series 2017-M15	3.163%	11/25/2027	937	927
[3,4]	Fannie Mae-Aces Series 2018-M1	2.985%	12/25/2027	26	26
[3,4]	Fannie Mae-Aces Series 2018-M4	3.067%	3/25/2028	251	247
[3,4]	Fannie Mae-Aces Series 2018-M7	3.038%	3/25/2028	2,078	2,040
[3,4]	Fannie Mae-Aces Series 2018-M8	3.312%	6/25/2028	433	426
[3,4]	Fannie Mae-Aces Series 2018-M10	3.368%	7/25/2028	216	213
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	1,022	1,000
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	19	18
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	9	8
[3,4]	Fannie Mae-Aces Series 2019-M19	2.560%	9/25/2029	201	192
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	48	45
[3,4]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	9	9
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	20	20
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	174	172
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	324	320
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	59	58
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	93	92
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	20	20
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	209	207
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	95	94
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	147	143
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	670	679
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	850	863
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	10	10
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	19	18
[3,6]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	73	63
[3,6]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	107	88
[3,6]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	96	96
[3,5,6]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.962%	12/25/2056	292	293
[3,5,6]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.862%	1/25/2057	246	245
[3,6]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	196	196
[3,5,6]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.962%	1/25/2057	196	196
[3,6,7]	PMT Loan Trust Series 2026-INV4	1.000%	3/25/2057	200	203
[3,6]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	97	90
[3,6]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	189	157
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,919)					10,878
4

Government Securities Active ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[8]	Vanguard Market Liquidity Fund (Cost $573)	3.687%	5,728	573
Total Investments (100.1%) (Cost $45,401)				45,051
Other Assets and Liabilities—Net (-0.1%)				(54)
Net Assets (100%)				44,997
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $77 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $59 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $1,627, representing 3.6% of net assets.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
5

Government Securities Active ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	13	2,697	(4)
5-Year U.S. Treasury Note	June 2026	14	1,515	(14)
10-Year U.S. Treasury Note	June 2026	10	1,110	(6)
Ultra 10-Year U.S. Treasury Note	June 2026	10	1,135	4
				(20)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received[3] (%)	Interest Rate (Paid)[4] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/2028	7/6/2026	1,600	0.000	(3.157)	12	11
8/31/2030	7/6/2026	700	0.000	(3.252)	9	9
8/31/2030	7/6/2026	125	0.000	(3.309)	1	1
11/15/2035	6/30/2026	120	0.000	(3.892)	(1)	—
11/15/2035	6/30/2026	110	0.000	(3.572)	2	2
					23	23
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in U.S. dollar.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Interest payment received/(paid) annually.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Government Securities Active ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $44,828)	44,478
Affiliated Issuers (Cost $573)	573
Total Investments in Securities	45,051
Investment in Vanguard	1
Receivables for Investment Securities Sold	204
Receivables for Accrued Income	316
Variation Margin Receivable—Futures Contracts	8
Total Assets	45,580
Liabilities
Payables for Investment Securities Purchased	579
Payables to Vanguard	2
Variation Margin Payable—Centrally Cleared Swap Contracts	2
Total Liabilities	583
Net Assets	44,997
At March 31, 2026, net assets consisted of:

Paid-in Capital	45,157
Total Distributable Earnings (Loss)	(160)
Net Assets	44,997
Net Assets
Applicable to 595,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,997
Net Asset Value Per Share	$75.63
See accompanying Notes, which are an integral part of the Financial Statements.
7

Government Securities Active ETF
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Interest[1]	651
Total Income	651
Expenses
The Vanguard Group—Note C
Management and Administrative	16
Custodian Fees	3
Shareholders’ Reports	3
Trustees’ Fees and Expenses	—
Professional Services	7
Total Expenses	29
Expense Reduction—Note C	(13)
Net Expenses	16
Net Investment Income	635
Realized Net Gain (Loss)
Investment Securities Sold[1]	146
Futures Contracts	(35)
Options Purchased	—
Options Written	—
Swap Contracts	(1)
Realized Net Gain (Loss)	110
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(512)
Futures Contracts	(19)
Swap Contracts	23
Change in Unrealized Appreciation (Depreciation)	(508)
Net Increase (Decrease) in Net Assets Resulting from Operations	237
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Government Securities Active ETF
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	July 7, 2025[1] to September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	635	144
Realized Net Gain (Loss)	110	49
Change in Unrealized Appreciation (Depreciation)	(508)	161
Net Increase (Decrease) in Net Assets Resulting from Operations	237	354
Distributions
Total Distributions	(659)	(92)
Capital Share Transactions
Issued	28,615	16,542
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	28,615	16,542
Total Increase (Decrease)	28,193	16,804
Net Assets
Beginning of Period	16,804	—
End of Period	44,997	16,804
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Government Securities Active ETF
Financial Highlights
	Six Months Ended March 31, 2026	July 7, 2025[1] to September 30, 2025
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$76.38	$75.00
Investment Operations
Net Investment Income[2]	1.533	.718
Net Realized and Unrealized Gain (Loss) on Investments	(.512)	1.121
Total from Investment Operations	1.021	1.839
Distributions
Dividends from Net Investment Income	(1.456)	(.459)
Distributions from Realized Capital Gains	(.315)	—
Total Distributions	(1.771)	(.459)
Net Asset Value, End of Period	$75.63	$76.38
Total Return	1.34%	2.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$17
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.03%	4.07%[4]
Portfolio Turnover Rate[6]	113%[7]	141%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.08% of the fund’s average net assets) to maintain a total expense ratio of 0.10%. The fund will not be required to reimburse Vanguard for these amounts.
4	Annualized.
5	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.27% of the fund’s average net assets) to maintain a total expense ratio of 0.10%. The fund will not be required to reimburse Vanguard for these amounts.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Includes 1% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Government Securities Active ETF
Notes to Financial Statements
Vanguard Government Securities Active ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at March 31, 2026.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the
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Government Securities Active ETF
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 12% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended March 31, 2026, the fund’s average amount of investments in interest rate swaps represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on
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Government Securities Active ETF
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily assume certain expenses to maintain a total annual expense ratio of 0.10%. For the period ended March 31, 2026, the fund’s expenses were reduced by $13,000 (an effective annual rate of 0.08% of the fund’s average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	33,600	—	33,600
Asset-Backed/Commercial Mortgage-Backed Securities	—	10,878	—	10,878
Temporary Cash Investments	573	—	—	573
Total	573	44,478	—	45,051

Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Swap Contracts[1]	—	23	—	23
Total	4	23	—	27
Liabilities
Futures Contracts[1]	(24)	—	—	(24)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	45,408
Gross Unrealized Appreciation	67
Gross Unrealized Depreciation	(421)
Net Unrealized Appreciation (Depreciation)	(354)
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Government Securities Active ETF
F.  During the six months ended March 31, 2026, the fund purchased $2,944,000 of investment securities and sold $1,536,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $60,724,000 and $33,985,000, respectively.
G.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	July 7, 2025[1] to September 30, 2025
	Shares (000)	Shares (000)
Issued	375	220
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	375	220
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0502 052026
14

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Institutional Short-Term Bond Fund and Institutional Intermediate-Term Bond Fund

A majority of independent trustees of the board of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Core Bond Fund and Core-Plus Bond Fund

A majority of independent trustees of the board of Vanguard Core Bond Fund and Vanguard Core-Plus Bond Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Core Bond ETF and Core-Plus Bond ETF

A majority of independent trustees of the board of Vanguard Core Bond ETF and Vanguard Core-Plus Bond ETF (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Multi-Sector Income Bond ETF

A majority of independent trustees of the board of Vanguard Multi-Sector Income Bond ETF (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, fund management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Multi-Sector Income Bond Fund

A majority of independent trustees of the board of Vanguard Multi-Sector Income Bond Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, fund management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Total Inflation-Protected Securities ETF and Total Treasury ETF

A majority of independent trustees of the board of Vanguard Total Inflation-Protected Securities ETF and Vanguard Total Treasury ETF (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Government Securities Active ETF

A majority of independent trustees of the board of Vanguard Government Securities Active ETF (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, fund management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD MALVERN FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.